UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip Code)

Tara Pari, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/23

Date of reporting period: 08/31/22

Item 1.	Reports to Stockholders.

  The semi-annual reports for each series of the registrant for the period ended August 31, 2022 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2022

Climate Change Fund

Emerging Domestic Opportunities Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

International Equity Fund

Japan Value Creation Fund

Quality Cyclicals Fund

Quality Fund

Resources Fund

Tax-Managed International Equities Fund

U.S. Equity Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.1%
Mutual Funds	10.0
Preferred Stocks	1.5
Short-Term Investments	0.1
Other	(7.7)

100.0%

Country/Region Summary¤	% of Investments
United States	54.5%
Canada	10.3
France	5.2
South Korea	5.0
Japan	3.7
Other Developed	3.4 ‡
China	3.1
Denmark	2.6
Spain	2.2
Brazil	2.1
Germany	1.9
Mexico	1.6
United Kingdom	1.4
Chile	1.4
Argentina	1.0
Other Emerging	0.6 †

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	54.9%
Energy Efficiency	15.3
Agriculture	12.8
Copper	6.4
Water	5.3
Electric Grid	4.9
Cash/Other	0.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

1

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%

	Argentina — 1.0%
973,915	Adecoagro SA (a)	8,979,496

	Australia — 0.8%
320,055	Clean TeQ Water Ltd* (a)	119,663
1,581,178	Sandfire Resources Ltd	4,883,221
1,134,203	Sunrise Energy Metals Ltd* (a)	2,296,608

	Total Australia	7,299,492

	Belgium — 0.1%
232	Elia Group SA/NV	33,703
11,245	Umicore SA	357,434

	Total Belgium	391,137

	Brazil — 2.2%
1,307,098	Sao Martinho SA	8,004,794
808,720	SLC Agricola SA	7,554,935
457,700	Suzano SA	3,893,934

	Total Brazil	19,453,663

	Canada — 11.1%
476,293	Anaergia Inc* (a)	3,466,982
988,385	Canadian Solar Inc* (a)	44,645,350
532,564	First Quantum Minerals Ltd (a)	9,423,830
1,925,700	Greenlane Renewables Inc* (a)	1,187,663
2,145,857	Ivanhoe Mines Ltd – Class A* (a)	13,789,952
1,008,392	Largo Inc* (a)	6,864,145
862,308	Li-Cycle Holdings Corp* (a)	6,217,241
123,700	NFI Group Inc (a)	1,243,263
700	Northland Power Inc	23,963
104,560	Nutrien Ltd	9,598,964
200	TransAlta Renewables Inc (a)	2,647

	Total Canada	96,464,000

	China — 3.3%
408,000	Beijing Energy International Holding Co Ltd*	12,529
1,031,000	Canvest Environmental Protection Group Co Ltd	618,067
1,746,000	Chaowei Power Holdings Ltd	403,394
8,831,114	China High Speed Transmission Equipment Group Co Ltd* (a)	4,992,611
560,000	China Longyuan Power Group Corp Ltd – Class H	904,492
3,784,494	China Water Affairs Group Ltd	3,447,210
233,792	Hollysys Automation Technologies Ltd (a)	3,981,478
1,400	Jiangxi Copper Co Ltd – Class A	3,307
5,040	Shenzhen Capchem Technology Co Ltd – Class A	30,560
1,737,600	Tianjin Capital Environmental Protection Group Co Ltd – Class A	1,731,254
2,698,006	Tianneng Power International Ltd (a)	2,870,402
2,734,000	Wasion Holdings Ltd (a)	919,825

Shares	Description	Value ($)
	China — continued
3,788,352	Xinjiang Goldwind Science & Technology Co Ltd – Class H	5,645,258
11,000	Xinyangfeng Agricultural Technology Co Ltd – Class A	24,402
1,226,576	Yutong Bus Co Ltd – Class A	1,360,781
382,505	Zhuzhou CRRC Times Electric Co Ltd	1,849,604

	Total China	28,795,174

	Denmark — 2.8%
970,215	Vestas Wind Systems A/S	24,275,846

	Finland — 1.0%
385,884	Kemira Oyj	4,644,797
64,903	Neste Oyj	3,202,107
44,979	Uponor Oyj	673,978

	Total Finland	8,520,882

	France — 5.6%
27,319	Albioma SA	1,371,223
12,810	Legrand SA	926,863
140,149	Nexans SA	12,804,924
18,729	Schneider Electric SE	2,226,079
66,242	STMicroelectronics NV	2,312,482
469,079	Valeo	8,960,208
686,457	Veolia Environnement SA	15,299,349
17,193	Vilmorin & Cie SA	738,776
114,522	Waga Energy SA* (a)	3,569,395

	Total France	48,209,299

	Germany — 2.1%
441,090	E.ON SE	3,762,318
117,093	Infineon Technologies AG	2,865,133
75,532	Knorr-Bremse AG	3,660,652
78,519	Siemens AG (Registered)	7,953,514

	Total Germany	18,241,617

	Greece — 0.0%
200	Terna Energy SA	3,567

	Italy — 0.2%
67,877	Prysmian SPA	2,082,653

	Japan — 4.0%
223,100	Ebara Corp	8,451,389
249,200	GS Yuasa Corp (a)	4,522,027
41,300	Kurita Water Industries Ltd (a)	1,606,875
38,700	METAWATER Co Ltd	569,281
26,400	Organo Corp	1,756,018
520,700	Panasonic Holdings Corp (a)	4,225,160
766,200	Renesas Electronics Corp*	7,254,800
39,300	Takuma Co Ltd (a)	394,843
317,100	Yokogawa Electric Corp	5,534,446

	Total Japan	34,314,839

See accompanying notes to the financial statements.	2

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)
	Mexico — 1.7%
3,793,105	Grupo Mexico SAB de CV – Series B	14,290,158
349,016	Grupo Rotoplas SAB de CV* (a)	476,754

	Total Mexico	14,766,912

	Netherlands — 0.5%
142,733	Arcadis NV	4,550,226

	Norway — 0.8%
656,968	Austevoll Seafood ASA	7,041,992

	Pakistan — 0.1%
1,277,357	Fauji Fertilizer Co Ltd	607,455

	Philippines — 0.1%
4,867,900	Nickel Asia Corp	493,211

	Russia — 0.3%
722,153	MMC Norilsk Nickel PJSC ADR (b)	1,345,240
120,856	PhosAgro PJSC (b)	1,098,125
2,335	PhosAgro PJSC GDR* (b) (c)	7,113
169,638	Ros Agro Plc GDR (Registered) (b)	153,902

	Total Russia	2,604,380

	South Korea — 5.4%
100,319	LG Chem Ltd	46,958,950

	Spain — 2.4%
26,619	Acciona SA	5,213,763
362,060	Endesa SA	6,210,060
57,342	Fomento de Construcciones y Contratas SA (a)	514,868
469,497	Iberdrola SA	4,888,260
229,588	Red Electrica Corp SA	4,197,506

	Total Spain	21,024,457

	Switzerland — 0.3%
25,879	Gurit Holding AG (a)	2,709,166

	Thailand — 0.1%
2,418,500	SPCG Pcl	1,047,193

	Ukraine — 0.1%
219,994	Kernel Holding SA	987,880

	United Kingdom — 1.5%
886,475	Drax Group Plc	6,539,140
269,024	National Grid Plc	3,349,846
379,714	Renewi Plc*	3,418,865

	Total United Kingdom	13,307,851

	United States — 48.6%
460,962	Aemetis, Inc.* (a)	4,203,973
182,492	AGCO Corp.	19,838,705

Shares	Description	Value ($)
	United States — continued
655,187	Ameresco, Inc. – Class A* (a)	45,109,625
759,517	Archaea Energy, Inc.* (a)	15,008,056
464,461	BorgWarner, Inc.	17,510,180
3,661,138	Clean Energy Fuels Corp.*	24,602,847
43,563	Consolidated Edison, Inc.	4,257,848
37,738	Constellation Energy Corp.	3,079,043
76,724	Corteva, Inc.	4,713,155
465,650	Darling Ingredients, Inc.*	35,417,339
24,322	Deere & Co.	8,883,611
56,466	Edison International	3,826,701
33,537	Emerson Electric Co.	2,741,314
54,591	EnerSys	3,404,841
96,928	Exelon Corp.	4,256,109
77,000	First Solar, Inc.*	9,821,350
399,122	Freeport-McMoRan, Inc.	11,814,011
1,212,995	Gevo, Inc.* (a)	3,796,674
3,304,288	GrafTech International Ltd.	19,429,213
393,331	Green Plains, Inc.* (a)	14,407,715
78,216	Johnson Controls International Plc	4,234,614
442,537	Livent Corp.* (a)	14,240,841
344,818	Montauk Renewables, Inc.*	6,120,520
417,518	Mosaic Co. (The)	22,491,695
211,748	Mueller Water Products, Inc. – Class A	2,388,517
38,787	MYR Group, Inc.*	3,604,864
112,365	ON Semiconductor Corp.*	7,727,341
92,609	Owens Corning	7,568,934
29,572	Pentair Plc	1,315,954
82,181	PotlatchDeltic Corp. (REIT)	3,814,842
15,590	Quanta Services, Inc.	2,202,867
100	Rockwell Automation, Inc.	23,694
57,323	Sensata Technologies Holding Plc	2,308,970
101,718	SolarEdge Technologies, Inc.*	28,071,116
1,467,137	Sunrun, Inc.* (a)	48,459,535
30,353	TE Connectivity Ltd.	3,830,852
5,357	Valmont Industries, Inc.	1,482,925
300	Vertex Energy, Inc.* (a)	2,550
70,058	Westinghouse Air Brake Technologies Corp.	6,140,584

	Total United States	422,153,525

	TOTAL COMMON STOCKS
	(COST $860,528,367)	835,284,863

	PREFERRED STOCKS (d) —1.5%

	Chile — 1.5%
129,258	Sociedad Quimica y Minera de Chile SA Sponsored ADR	12,884,437

	TOTAL PREFERRED STOCKS
	(COST $5,831,507)	12,884,437

3	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 10.0%

	United States — 10.0%
	Affiliated Issuers — 10.0%
17,506,699	GMO U.S. Treasury Fund (e)	87,358,431

	Total United States	87,358,431

	TOTAL MUTUAL FUNDS
	(COST $87,358,431)	87,358,431

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
830,836	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (f)	830,836

	TOTAL SHORT-TERM INVESTMENTS
	(COST $830,836)	830,836

	TOTAL INVESTMENTS — 107.7%
	(Cost $954,549,141)	936,358,567
	Other Assets and Liabilities (net) — (7.7)%	(67,309,680)

	TOTAL NET ASSETS — 100.0%	$869,048,887

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2022
PhosAgro PJSC GDR	08/09/19	$36,037	0.0%	$7,113

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.
(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(f)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

See accompanying notes to the financial statements.	4

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	89.5%
Short-Term Investments	3.0
Investment Funds	1.6
Mutual Funds	0.6
Preferred Stocks	0.4
Other	4.9

100.0%

Country/Region Summary¤	% of Investments
China	32.5%
Taiwan	15.6
India	12.5
South Korea	8.5
Mexico	4.2
Indonesia	4.2
Thailand	2.7
Brazil	2.2
Saudi Arabia	2.1
United States	2.1
Vietnam	1.9
United Kingdom	1.6
South Africa	1.5
United Arab Emirates	1.3
Hong Kong	1.2
Qatar	1.2
Switzerland	1.1
Malaysia	0.8
France	0.7
Japan	0.7
Kuwait	0.5
Russia	0.4
Peru	0.3
Philippines	0.2

100.0%

Industry Group Summary	% of Equity Investments#
Banks	22.2%
Retailing	10.4
Semiconductors & Semiconductor Equipment	10.2
Technology Hardware & Equipment	9.7
Media & Entertainment	6.5
Food, Beverage & Tobacco	6.5
Diversified Financials	4.2
Capital Goods	4.2
Telecommunication Services	3.9
Consumer Durables & Apparel	3.4
Food & Staples Retailing	3.2
Household & Personal Products	2.5
Insurance	2.2
Materials	2.2
Transportation	1.8
Automobiles & Components	1.7
Pharmaceuticals, Biotechnology & Life Sciences	1.7
Software & Services	1.4
Consumer Services	0.7
Commercial & Professional Services	0.6
Utilities	0.5
Real Estate	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

5

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.5%

	Brazil — 1.6%

146,300	Ambev SA	429,417

188,000	B3 SA - Brasil Bolsa Balcao	428,225

34,600	Localiza Rent a Car SA	404,500

671	MercadoLibre Inc*	573,947

96,500	Raia Drogasil SA	403,629

65,500	WEG SA	356,181

	Total Brazil	2,595,899

	China — 30.0%

528,388	Alibaba Group Holding Ltd*	6,303,955

79,100	Baidu Inc – Class A*	1,411,981

30,000	BYD Co Ltd – Class H	924,460

36,677	Changzhou Xingyu Automotive Lighting Systems Co Ltd – Class A	744,197

2,167,000	China Construction Bank Corp – Class H	1,339,602

1,080,000	China International Capital Corp Ltd – Class H	1,900,046

190,000	China Mengniu Dairy Co Ltd*	860,373

369,502	China Merchants Bank Co Ltd – Class H	1,889,674

3,235,000	China Modern Dairy Holdings Ltd	427,957

92,000	China Resources Land Ltd	376,671

198,900	China Yangtze Power Co Ltd – Class A	690,207

5,500	Contemporary Amperex Technology Co Ltd – Class A*	381,978

248,700	GoerTek Inc – Class A	1,167,661

445,455	Haier Smart Home Co Ltd – Class A	1,663,229

122,327	JD.com Inc – Class A	3,872,276

14,500	JD.com Inc ADR	920,605

92,576	Jiangsu Hengli Hydraulic Co Ltd – Class A	654,946

6,886	Kweichow Moutai Co Ltd – Class A	1,917,959

86,400	Meituan – Class B*	2,075,087

71,100	Midea Group Co Ltd – Class A	545,503

203,285	NARI Technology Co Ltd – Class A	805,246

73,675	NetEase Inc	1,315,643

170,500	Ping An Insurance Group Co of China Ltd – Class H	1,002,820

2,287,000	Postal Savings Bank of China Co Ltd – Class H	1,365,273

39,060	Proya Cosmetics Co Ltd – Class A	905,151

152,100	SF Holding Co Ltd – Class A	1,085,866

118,178	Shanghai Baosight Software Co Ltd – Class A	648,536

100,272	Shenzhen Inovance Technology Co Ltd – Class A	868,503

66,000	Shenzhou International Group Holdings Ltd	689,786

47,800	Sunny Optical Technology Group Co Ltd	652,587

128,584	Tencent Holdings Ltd	5,314,473

192,000	Tsingtao Brewery Co Ltd – Class H	1,864,506

41,985	Wuliangye Yibin Co Ltd – Class A	1,013,753

	Total China	47,600,510

Shares	Description	Value ($)

	France — 0.7%

3,148	L’Oreal SA	1,081,162

	Hong Kong — 1.1%

178,000	AIA Group Ltd	1,712,580

	India — 11.5%

34,794	Angel One Ltd	560,394

18,664	Asian Paints Ltd	787,447

67,948	Axis Bank Ltd	633,241

48,597	Bharti Airtel Ltd*	439,365

160,730	Campus Activewear Ltd*	977,967

33,636	Cipla Ltd	435,824

302,911	Devyani International Ltd*	689,982

35,397	Godrej Consumer Products Ltd*	407,623

182,196	ICICI Bank Ltd	2,001,670

110,823	Indian Hotels Co Ltd	391,266

77,260	Infosys Ltd	1,421,077

31,541	JB Chemicals & Pharmaceuticals Ltd	694,016

46,206	Kajaria Ceramics Ltd	668,100

18,271	L&T Technology Services Ltd	835,879

52,307	Larsen & Toubro Ltd	1,243,683

77,480	Laxmi Organic Industries Ltd	317,597

6,913	Maruti Suzuki India Ltd	777,085

110,740	Metro Brands Ltd	1,091,696

37,192	SBI Cards & Payment Services Ltd	424,974

19,382	SRF Ltd	610,355

51,672	Star Health & Allied Insurance Co Ltd*	471,416

103,317	State Bank of India	679,916

55,721	Sun Pharmaceutical Industries Ltd	620,849

11,182	Titan Co Ltd	360,954

81,701	UPL Ltd	780,248

	Total India	18,322,624

	Indonesia — 3.9%

4,024,300	Bank Central Asia Tbk PT	2,222,310

1,510,700	Bank Mandiri Persero Tbk PT	898,995

8,703,000	Bank Rakyat Indonesia Persero Tbk PT	2,541,529

1,718,900	Telkom Indonesia Persero Tbk PT	526,380

	Total Indonesia	6,189,214

	Japan — 0.6%

5,600	Daikin Industries Ltd	977,576

	Kuwait — 0.4%

190,409	National Bank of Kuwait SAKP	651,353

	Malaysia — 0.8%

1,006,100	CIMB Group Holdings Bhd	1,203,164

	Mexico — 3.9%

482,343	Banco del Bajio SA	1,010,583

77,439	Grupo Aeroportuario del Pacifico SAB de CV – Class B	1,106,705

244,987	Regional SAB de CV	1,324,497

See accompanying notes to the financial statements.	6

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

843,048	Wal-Mart de Mexico SAB de CV	2,762,665

	Total Mexico	6,204,450

	Peru — 0.3%

3,320	Credicorp Ltd	427,915

	Philippines — 0.2%

8,335	Globe Telecom Inc	310,991

	Qatar — 1.1%

296,728	Qatar National Bank QPSC	1,679,119

	Russia — 0.4%

34,988	Magnit PJSC (a)	220,445

546,960	Mobile TeleSystems PJSC (a)	148,316

530,016	Sberbank of Russia PJSC* (a) (b)	81,653

46,548	TCS Group Holding Plc GDR (Registered)* (a)	160,029

69,200	Yandex NV – Class A* (a)	13,106

	Total Russia	623,549

	Saudi Arabia — 0.4%

54,685	Saudi Telecom Co	607,141

	South Africa — 1.4%

73,272	Aspen Pharmacare Holdings Ltd	628,805

13,341	Capitec Bank Holdings Ltd	1,586,316

	Total South Africa	2,215,121

	South Korea — 7.8%

37,316	KB Financial Group Inc	1,369,831

1,275	LG Chem Ltd	596,823

2,440	NAVER Corp	432,969

199,988	Samsung Electronics Co Ltd	8,859,617

3,565	SK Hynix Inc	250,648

22,855	SK Telecom Co Ltd	886,691

	Total South Korea	12,396,579

	Switzerland — 1.0%

13,910	Nestle SA (Registered)	1,627,789

	Taiwan — 14.3%

134,272	Chailease Holding Co Ltd	862,121

103,000	Chunghwa Telecom Co Ltd	408,713

1,767,000	CTBC Financial Holding Co Ltd	1,353,444

59,000	Delta Electronics Inc	505,137

1,298,722	E.Sun Financial Holding Co Ltd	1,196,654

74,000	Giant Manufacturing Co Ltd	578,044

123,000	Hotai Finance Co Ltd	421,720

50,000	MediaTek Inc	1,081,836

1,044,475	Mega Financial Holding Co Ltd	1,225,092

23,000	Realtek Semiconductor Corp	258,444

60,000	Sinbon Electronics Co Ltd	554,455

Shares	Description	Value ($)

	Taiwan — continued

781,800	Taiwan Semiconductor Manufacturing Co Ltd	12,797,895

74,000	Vanguard International Semiconductor Corp	178,897

2,082,660	Yuanta Financial Holding Co Ltd	1,382,460

	Total Taiwan	22,804,912

	Thailand — 2.5%

349,500	Advanced Info Service Pcl (Foreign Registered)	1,838,759

688,600	CP ALL Pcl (Foreign Registered)	1,160,673

2,654,300	Digital Telecommunications Infrastructure Fund – Class F	982, 130

	Total Thailand	3,981,562

	United Arab Emirates — 1.2%

66,426	Emirates Telecommunications Group Co PJSC	465,500

287,797	First Abu Dhabi Bank PJSC	1,494,660

	Total United Arab Emirates	1,960,160

	United Kingdom — 1.4%

25,044	Diageo Plc	1,088,071

26,435	Unilever Plc	1,199,153

	Total United Kingdom	2,287,224

	United States — 1.3%

7,404	Alphabet, Inc. – Class A*	801,261

7,712	Apple, Inc.	1,212,480

	Total United States	2,013,741

	Vietnam — 1.7%

771,900	Bank for Foreign Trade of Vietnam JSC	2,762,391

	TOTAL COMMON STOCKS (COST $191,299,200)	142,236,726

	PREFERRED STOCKS (c) —0.4%

	Brazil — 0.4%

130,300	Itau Unibanco Holding SA	646,441

	TOTAL PREFERRED STOCKS (COST $627,468)	646,441

	INVESTMENT FUNDS — 1.6%

	Russia — 0.0%

61,600	VanEck Vectors Russia ETF (a)	9,610

	Saudi Arabia — 1.6%

55,683	iShares MSCI Saudi Arabia ETF	2,468,984

	TOTAL INVESTMENT FUNDS (COST $4,212,186)	2,478,594

7	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.6%

	United States — 0.6%
	Affiliated Issuers — 0.6%

203,575	GMO U.S. Treasury Fund	1,015,838

	Total United States	1,015,838

	TOTAL MUTUAL FUNDS (COST $1,015,838)	1,015,838

	SHORT-TERM INVESTMENTS — 3.0%

	Money Market Funds — 2.9%

4,575,798	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (d)	4,575,798

	U.S. Government — 0.1%

200,000	U.S. Treasury Bill, 2.18%, due 10/06/22 (e)	199,571

	TOTAL SHORT-TERM INVESTMENTS (COST $4,775,580)	4,775,369

	TOTAL INVESTMENTS — 95.1% (Cost $201,930,272)	151,152,968

	Other Assets and Liabilities (net) — 4.9%	7,791,544

	TOTAL NET ASSETS — 100.0%	$158,944,512

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2022
Sberbank of Russia PJSC	03/03/21	$2,059,161	0.1%	$81,653

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	The security is restricted as to resale.
(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(d)	The rate disclosed is the 7 day net yield as of August 31, 2022.
(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

See accompanying notes to the financial statements.	8

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	90.4%
Preferred Stocks	6.7
Short-Term Investments	2.7
Other	0.2

100.0%

Country/Region Summary¤	% of Investments
Taiwan	35.4%
South Korea	21.8
Mexico	8.4
Brazil	7.5
India	6.9
Indonesia	5.3
Thailand	3.0
Russia	1.7
South Africa	1.3
Hungary	1.3
Chile	1.2
Poland	1.2
Qatar	1.2
Turkey	1.1
Peru	0.8
United Kingdom	0.6 *
Vietnam	0.4
Egypt	0.4
Philippines	0.2
Czech Republic	0.2
Malaysia	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Banks	18.9%
Technology Hardware & Equipment	18.2
Materials	11.9
Semiconductors & Semiconductor
Equipment	11.4
Energy	11.3
Insurance	4.3
Food, Beverage & Tobacco	3.9
Transportation	3.6
Telecommunication Services	2.8
Software & Services	2.7
Utilities	2.6
Diversified Financials	1.9
Capital Goods	1.6
Food & Staples Retailing	1.5
Household & Personal Products	0.7
Health Care Equipment & Services	0.5
Consumer Durables & Apparel	0.5
Automobiles & Components	0.5
Pharmaceuticals, Biotechnology & Life Sciences	0.4
Media & Entertainment	0.3
Real Estate	0.2
Consumer Services	0.2
Retailing	0.1
Commercial & Professional Services	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

9

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.4%

	Brazil — 1.0%

5,200	BB Seguridade Participacoes SA	28,267

32,100	CPFL Energia SA	215,773

16,500	EDP - Energias do Brasil SA	71,964

95,727	Enauta Participacoes SA	307,473

5,700	Engie Brasil Energia SA	44,374

35,133	Localiza Rent a Car SA	410,731

137,800	Transmissora Alianca de Energia Eletrica SA	1,104,011

131,571	Vamos Locacao de Caminhoes Maquinas e

	Equipamentos SA	356,848

	Total Brazil	2,539,441

	Chile — 0.8%

191,587	Aguas Andinas SA – Class A	41,971

2,139,463	Banco de Chile	202,978

2,406,784	Banco Santander Chile	96,674

4,200	Banco Santander Chile ADR	67,368

39,008	CAP SA	314,719

106,956	Cencosud SA	149,530

55,591	Cencosud Shopping SA	78,773

35,200	Cia Cervecerias Unidas SA Sponsored ADR	384,736

3,537,020	Colbun SA	344,921

10,594	Empresas COPEC SA	91,383

92,049	Inversiones La Construccion SA	359,466

	Total Chile	2,132,519

	Czech Republic — 0.2%

11,132	Moneta Money Bank AS	35,319

705	Philip Morris CR AS	478,065

	Total Czech Republic	513,384

	Egypt — 0.4%

250,936	Commercial International Bank Egypt SAE	496,986

886,256	Eastern Co SAE	449,000

244,888	Fawry for Banking & Payment Technology Services SAE*	46,574

5,427	Misr Fertilizers Production Co SAE	32,409

	Total Egypt	1,024,969

	Hungary — 1.2%

68,326	MOL Hungarian Oil & Gas Plc	470,790

120,128	OTP Bank Nyrt	2,554,763

9,335	Richter Gedeon Nyrt	188,213

	Total Hungary	3,213,766

	India — 6.7%

8,077	Aurobindo Pharma Ltd	54,995

20,000	Axis Bank Ltd GDR (Registered)	947,543

37,100	Azure Power Global Ltd*	133,189

6,530	Bharat Electronics Ltd	24,984

Shares	Description	Value ($)

	India — continued

52,280	Bharat Petroleum Corp Ltd	214,387

368,429	Coal India Ltd	1,075,628

466	Coromandel International Ltd	6,123

48,415	GAIL India Ltd	82,269

813	GHCL Ltd	6,035

3,546	Godawari Power and Ispat Ltd	13,030

12,148	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	112,923

22,492	Gujarat State Fertilizers & Chemicals Ltd	44,032

1,986	HCL Technologies Ltd	23,049

16,025	HDFC Asset Management Co Ltd	412,453

30,500	HDFC Bank Ltd ADR	1,862,025

33,059	Hindustan Petroleum Corp Ltd	100,116

80,000	ICICI Bank Ltd Sponsored ADR	1,747,200

1,904	ICICI Securities Ltd	11,881

26,873	Indiabulls Housing Finance Ltd*	45,274

195,877	Indian Oil Corp Ltd	174,905

26,011	Infosys Ltd	478,432

298,800	Infosys Ltd Sponsored ADR	5,468,040

123,702	ITC Ltd	494,656

12,653	L&T Finance Holdings Ltd	12,412

1,264	Mahanagar Gas Ltd	13,708

14,200	MakeMyTrip Ltd*	473,570

34,355	Manappuram Finance Ltd	45,092

91,566	National Aluminium Co Ltd	91,239

6,170	NBCC India Ltd	2,632

452,967	Oil & Natural Gas Corp Ltd	782,440

24,125	Oil India Ltd	58,120

263	Oracle Financial Services Software Ltd	10,404

8,330	Petronet LNG Ltd	22,955

239	Polyplex Corp Ltd	6,402

73,310	Power Grid Corp of India Ltd	209,800

3,155	Rashtriya Chemicals & Fertilizers Ltd	3,873

27,002	RBL Bank Ltd*	40,826

15,796	Redington India Ltd	29,561

35,411	Reliance Industries Ltd	1,161,847

2,915	Reliance Industries Ltd Sponsored GDR (Registered)	191,494

2,284	Sharda Cropchem Ltd	14,757

8,796	Sun TV Network Ltd	54,721

4,760	Tata Consultancy Services Ltd	189,768

103,000	Tata Steel Ltd	138,480

984	Tech Mahindra Ltd	13,112

8,663	Welspun Corp Ltd	24,306

6,400	WNS Holdings Ltd ADR*	539,200

	Total India	17,663,888

	Indonesia — 5.2%

6,456,000	Adaro Energy Indonesia Tbk PT	1,539,089

563,400	AKR Corporindo Tbk PT	45,534

10,412,900	Bank Central Asia Tbk PT	5,750,241

2,072,800	Bank Mandiri Persero Tbk PT	1,233,492

40,800	Bank Negara Indonesia Persero Tbk PT	23,402

10,382,400	Bank Rakyat Indonesia Persero Tbk PT	3,031,962

See accompanying notes to the financial statements.	10

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

1,798,000	Bukit Asam Tbk PT	514,461

546,600	Indika Energy Tbk PT*	105,596

185,600	Indo Tambangraya Megah Tbk PT	491,613

168,000	Indocement Tunggal Prakarsa Tbk PT	106,840

717,500	Telkom Indonesia Persero Tbk PT	219,721

230,300	United Tractors Tbk PT	524,409

	Total Indonesia	13,586,360

	Malaysia — 0.1%

6,800	Fraser & Neave Holdings Bhd	33,906

208,800	Kossan Rubber Industries Bhd	46,984

102,400	Westports Holdings Bhd	79,415

	Total Malaysia	160,305

	Mexico — 8.2%

460,000	America Movil SAB de CV – Series L	391,582

110,256	America Movil SAB de CV – Class L Sponsored ADR	1,874,352

74,500	Arca Continental SAB de CV	504,247

215,100	Banco del Bajio SA	450,667

98,500	Becle SAB de CV	200,750

10,800	Bolsa Mexicana de Valores SAB de CV	19,454

8,400	Coca-Cola Femsa SAB de CV Sponsored ADR	514,332

539,400	Credito Real SAB de CV SOFOM ER* (a)	9,665

73,600	Fomento Economico Mexicano SAB de CV	460,674

10,000	Fomento Economico Mexicano SAB de CV Sponsored ADR	627,100

6,500	GCC SAB de CV	37,352

4,220	Gruma SAB de CV – Class B	46,135

19,200	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	125,656

15,195	Grupo Aeroportuario del Sureste SAB de CV – Class B	320,093

200	Grupo Aeroportuario del Sureste SAB de CV ADR	42,294

1,291,800	Grupo Financiero Banorte SAB de CV – Class O	7,630,318

157,200	Grupo Mexico SAB de CV – Series B	592,236

133,500	Industrias Bachoco SAB de CV – Series B	527,731

80,800	Megacable Holdings SAB de CV	169,489

114,900	Qualitas Controladora SAB de CV	503,310

94,000	Regional SAB de CV	508,201

89,089	Ternium SA Sponsored ADR	2,744,832

960,100	Wal-Mart de Mexico SAB de CV	3,146,244

	Total Mexico	21,446,714

	Peru — 0.8%

44,900	Southern Copper Corp	2,113,443

	Philippines — 0.2%

35,350	GT Capital Holdings Inc	302,769

420,300	Puregold Price Club Inc	255,945

	Total Philippines	558,714

Shares	Description	Value ($)

	Poland — 1.2%

41,672	Bank Polska Kasa Opieki SA	576,495

108,184	Polski Koncern Naftowy ORLEN SA	1,401,222

239,105	Polskie Gornictwo Naftowe i Gazownictwo SA*	284,040

4,615	Powszechna Kasa Oszczednosci Bank Polski SA*	23,022

138,784	Powszechny Zaklad Ubezpieczen SA	830,737

	Total Poland	3,115,516

	Qatar — 1.2%

536,299	Qatar National Bank QPSC	3,034,798

	Russia — 1.5%

4,036,000	Alrosa PJSC* (b) (c)	338,561

434,347	Etalon Group Plc GDR (Registered) (b)	34,970

131,280	Evraz Plc (b)	3,122

236,860,000	Federal Grid Co Unified Energy System PJSC* (b)	26,563

102,255	Gazprom Neft PJSC (b)	49,290

897,812	Gazprom PJSC* (b)	262,617

6,151,400	Inter RAO UES PJSC* (b)	22,659

122,088	LUKOIL PJSC (b)	598,231

4,327,340	Magnitogorsk Iron & Steel Works PJSC* (b) (c)	145,101

78,325	MMC Norilsk Nickel PJSC ADR (b)	145,905

172,200	Mobile TeleSystems PJSC ADR* (b)	93,928

88,090	Moscow Exchange MICEX-RTS PJSC* (b)	9,148

93,370	Novatek PJSC (b)	121,396

1,403,510	Novolipetsk Steel PJSC* (b)	194,333

4,917	PhosAgro PJSC (b)	44,677

95	PhosAgro PJSC GDR* (b)(c)	289

276,810	Polymetal International Plc	678,834

11,902	Polyus PJSC* (b)	113,635

73,800	QIWI Plc Sponsored ADR (b)	39,961

4,917	Ros Agro Plc GDR (Registered) (b)	4,461

48,335,000	RusHydro PJSC* (b)	44,395

17,394	RusHydro PJSC ADR* (b)	1,607

3,446,432	Sberbank of Russia PJSC* (b) (c)	530,948

140,607	Severstal PJSC GDR (Registered)* (b) (c)	122,492

2,387,800	Surgutneftegas PJSC (b)	69,873

109,514	Tatneft PJSC Sponsored ADR (b)	345,822

9,408	TCS Group Holding Plc GDR (Registered)* (b)	29,284

	Total Russia	4,072,102

	South Africa — 1.2%

9,612	Anglo American Platinum Ltd	671,009

5,277	AVI Ltd	22,666

5,853	Capitec Bank Holdings Ltd	695,953

131,014	FirstRand Ltd	489,352

5,982	Foschini Group Ltd (The)	44,286

6,576	Investec Ltd	30,877

15,103	Kumba Iron Ore Ltd	334,370

9,288	Mr Price Group Ltd	100,615

11	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

59,472	Ninety One Ltd	134,021

7,684	Omnia Holdings Ltd	27,704

10,808	Rand Merchant Investment Holdings Ltd	17,061

18,539	Sibanye Stillwater Ltd	41,417

11,700	Sibanye Stillwater Ltd ADR	105,066

41,811	Tiger Brands Ltd	406,819

19,970	Truworths International Ltd	66,596

11,717	Vodacom Group Ltd	86,245

	Total South Africa	3,274,057

	South Korea — 21.1%

490	AfreecaTV Co Ltd	27,810

172	BGF retail Co Ltd	20,602

685	BH Co Ltd	16,018

1,995	BNK Financial Group Inc	9,948

5,079	Cheil Worldwide Inc	82,805

264	Coway Co Ltd	12,525

48,426	Daou Data Corp	436,669

3,127	DB HiTek Co Ltd	107,333

1,631	DB Insurance Co Ltd	72,635

6,612	DL E&C Co Ltd	200,689

135,863	Dongwon Development Co Ltd	376,700

27,435	GS Engineering & Construction Corp	613,675

76,116	Hana Financial Group Inc	2,218,526

7,000	HDC Hyundai Development Co-Engineering & Construction	64,681

951	Huchems Fine Chemical Corp	15,028

18,858	Hyundai Engineering & Construction Co Ltd	674,321

1,082	Hyundai Glovis Co Ltd	141,771

7,468	Hyundai Marine & Fire Insurance Co Ltd	175,184

1,582	Hyundai Mobis Co Ltd	252,287

876	INTOPS Co Ltd	19,536

94,213	KB Financial Group Inc	3,458,459

4,472	KCC Glass Corp	167,521

15,486	Kia Corp	928,197

1,162	Korea Petrochemical Ind Co Ltd	104,964

116,597	Korea Real Estate Investment & Trust Co Ltd	141,292

4,088	Korea Zinc Co Ltd	2,044,926

65,921	KT Skylife Co Ltd	419,812

73,321	KT&G Corp	4,554,513

10,516	Kumho Petrochemical Co Ltd	1,014,342

281	LG H&H Co Ltd	148,801

1,293	LG Innotek Co Ltd	329,143

6,703	Lotte Chemical Corp	870,348

1,513	LOTTE Fine Chemical Co Ltd	79,164

8,126	LX Semicon Co Ltd	571,740

379	MegaStudyEdu Co Ltd	22,047

14,687	Meritz Securities Co Ltd	52,933

2,692	Mirae Asset Securities Co Ltd	13,128

357	NCSoft Corp	100,321

5,463	NH Investment & Securities Co Ltd	40,442

89	NongShim Co Ltd	19,897

Shares	Description	Value ($)

	South Korea — continued

1,277	Orion Corp	93,546

21,841	POSCO Holdings Inc	4,131,557

9,300	POSCO Holdings Inc Sponsored ADR	437,286

420	Samsung Electro-Mechanics Co Ltd	43,485

461,134	Samsung Electronics Co Ltd	20,428,579

21,292	Samsung Engineering Co Ltd*	370,205

4,076	Samsung Fire & Marine Insurance Co Ltd	592,382

1,577	Samsung Life Insurance Co Ltd	72,785

1,587	Samsung SDS Co Ltd	151,461

1,683	Samsung Securities Co Ltd	42,370

237	Samyang Foods Co Ltd	19,684

37,699	SD Biosensor Inc	985,624

3,030	Seegene Inc	70,987

91,654	Shinhan Financial Group Co Ltd	2,483,225

12,980	SK Hynix Inc	912,597

763	SK Square Co Ltd*	22,927

3,132	SK Telecom Co Ltd	121,510

2,200	SK Telecom Co Ltd Sponsored ADR	46,970

1,261	S-Oil Corp	95,647

13,389	Spigen Korea Co Ltd	367,328

411	Unid Co Ltd	31,740

376,450	Woori Financial Group Inc	3,405,338

8,208	Woori Technology Investment Co Ltd*	35,637

	Total South Korea	55,583,603

	Taiwan — 34.4%

602,000	Acer Inc	432,369

4,000	Acter Group Corp Ltd	27,795

8,000	Advanced Ceramic X Corp	49,547

15,000	Advantech Co Ltd	160,020

1,117,000	AmTRAN Technology Co Ltd	466,291

37,000	Asia Cement Corp	52,378

34,000	Asia Vital Components Co Ltd	119,767

3,000	ASROCK Inc	9,407

260,000	Asustek Computer Inc	2,163,470

86,000	Aten International Co Ltd	220,538

433,000	AUO Corp	236,431

20,000	Aurora Corp	56,090

337,000	Catcher Technology Co Ltd*	2,042,823

2,770,000	Cathay Financial Holding Co Ltd	4,029,869

272,900	Chailease Holding Co Ltd	1,752,211

103,000	Chicony Electronics Co Ltd	274,981

1,419,176	China Development Financial Holding Corp	620,028

469,000	China General Plastics Corp	362,455

8,000	China Motor Corp	12,171

3,372,000	China Steel Corp	3,193,507

186,000	Chipbond Technology Corp	347,152

234,000	Chung Hung Steel Corp	197,447

709,000	Chunghwa Telecom Co Ltd	2,813,375

800	Chunghwa Telecom Co Ltd Sponsored ADR	31,776

6,000	Cleanaway Co Ltd	34,773

41,000	Compal Electronics Inc	30,527

See accompanying notes to the financial statements.	12

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

129,000	Compeq Manufacturing Co Ltd	221,210

9,000	CTCI Corp	13,276

130,000	Delta Electronics Inc	1,113,014

23,452	E.Sun Financial Holding Co Ltd	21,609

17,000	Eclat Textile Co Ltd	246,218

4,000	Elan Microelectronics Corp	12,650

141,000	Elite Material Co Ltd	742,170

319,000	Evergreen Marine Corp Taiwan Ltd	914,163

55,000	Everlight Electronics Co Ltd	70,663

33,000	Far Eastern New Century Corp	35,362

43,000	Far EasTone Telecommunications Co Ltd	105,460

40,000	Feng Hsin Steel Co Ltd	87,622

127,780	First Financial Holding Co Ltd	110,859

3,000	FLEXium Interconnect Inc*	9,167

6,000	Flytech Technology Co Ltd	16,721

110,000	Formosa Advanced Technologies Co Ltd	139,406

70,000	Formosa Chemicals & Fibre Corp	157,262

3,000	Formosa International Hotels Corp	17,048

20,000	Formosa Petrochemical Corp	54,822

1,166,000	Formosa Plastics Corp	3,476,539

393,897	Foxconn Technology Co Ltd	651,232

2,068,000	Fubon Financial Holding Co Ltd	3,877,600

7,000	Gamania Digital Entertainment Co Ltd	13,893

16,000	Getac Technology Corp	24,903

260,000	Gigabyte Technology Co Ltd	725,172

14,000	Global Mixed Mode Technology Inc	68,015

425,000	Grand Pacific Petrochemical	261,019

58,000	Greatek Electronics Inc	112,460

1,444,000	HannStar Display Corp	561,427

59,769	Hiwin Technologies Corp	403,414

29,000	Holtek Semiconductor Inc	70,053

1,105,000	Hon Hai Precision Industry Co Ltd	3,934,661

252,000	IEI Integration Corp	618,197

1,000	International Games System Co Ltd	12,193

98,000	Inventec Corp	74,193

414,000	King’s Town Bank Co Ltd	477,551

104,000	Kung Long Batteries Industrial Co Ltd	480,737

85,000	Largan Precision Co Ltd	5,406,864

567,000	Lite-On Technology Corp	1,220,201

10,000	Makalot Industrial Co Ltd	58,758

11,000	MediaTek Inc	238,004

230,025	Mega Financial Holding Co Ltd	269,802

401,000	Micro-Star International Co Ltd	1,501,194

228,000	Mitac Holdings Corp	209,620

913,000	Nan Ya Plastics Corp	2,050,777

192,528	Nantex Industry Co Ltd	269,017

211,000	Nanya Technology Corp	366,463

2,000	Nien Made Enterprise Co Ltd	18,470

215,000	Novatek Microelectronics Corp	1,839,390

69,000	Oneness Biotech Co Ltd*	667,992

85,000	Pegatron Corp	176,785

116,000	Phison Electronics Corp	1,179,186

46,000	Primax Electronics Ltd	100,643

139,000	Quanta Computer Inc	360,345

Shares	Description	Value ($)

	Taiwan — continued

152,000	Radiant Opto-Electronics Corp	499,490

3,000	Raydium Semiconductor Corp	26,993

14,000	Realtek Semiconductor Corp	157,314

92,000	Shanghai Commercial & Savings Bank Ltd (The)	149,749

41,000	Simplo Technology Co Ltd	386,870

337,340	SinoPac Financial Holdings Co Ltd	191,242

5,000	Soft-World International Corp	12,657

34,000	Sonix Technology Co Ltd	65,905

21,000	Synnex Technology International Corp	38,278

57,000	T3EX Global Holdings Corp	146,119

329,860	TA Chen Stainless Pipe	425,238

16,000	TaiDoc Technology Corp*	116,855

109,200	Taita Chemical Co Ltd	80,645

292,000	Taiwan Glass Industry Corp	167,579

310,000	Taiwan PCB Techvest Co Ltd	389,140

259,000	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	21,587,650

72,000	Taiwan Union Technology Corp	135,155

23,000	TCI Co Ltd	110,298

6,000	Test Research Inc	11,726

5,000	Transcend Information Inc	10,833

48,000	Tripod Technology Corp	157,598

36,000	TXC Corp	101,893

98,000	United Integrated Services Co Ltd	507,498

97,000	Universal Inc	89,277

525,000	USI Corp	407,087

274,000	Vanguard International Semiconductor Corp	662,402

151,000	Walsin Technology Corp	456,315

66,250	Wan Hai Lines Ltd	186,718

117,000	Weikeng Industrial Co Ltd	103,023

8,000	WT Microelectronics Co Ltd	16,871

2,510,000	Yang Ming Marine Transport Corp	6,430,049

1,324,580	Yuanta Financial Holding Co Ltd	879,250

	Total Taiwan	90,310,387

	Thailand — 2.9%

270,000	Advanced Info Service Pcl NVDR	1,420,500

116,300	CP ALL Pcl NVDR	196,030

28,200	Kasikornbank Pcl NVDR	118,451

1,223,600	PTT Exploration & Production Pcl NVDR	5,659,188

512,500	Sri Trang Gloves Thailand Pcl NVDR	199,509

	Total Thailand	7,593,678

	Turkey — 1.1%

3,872,322	Akbank TAS	2,487,127

15,975	Aksa Akrilik Kimya Sanayii AS	48,334

126,710	Enerjisa Enerji AS	118,870

102,972	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D	66,705

13,709	Mavi Giyim Sanayi Ve Ticaret AS – Class B	52,689

13	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Turkey — continued

395,740	Turkiye Is Bankasi AS – Class C	171,424

	Total Turkey	2,945,149

	United Kingdom — 0.6%

35,882	Unilever Plc	1,627,691

	Vietnam — 0.4%

860,600	Vietnam Joint Stock Commercial Bank for Industry and Trade	1,034,469

	TOTAL COMMON STOCKS (COST $358,953,825)	237,544,953

	PREFERRED STOCKS (d) —6.7%

	Brazil — 6.3%

89,600	Alpargatas SA	355,479

1,012,520	Cia Energetica de Minas Gerais	2,354,969

114,060	Cia Energetica de Minas Gerais Sponsored ADR	269,182

1,101,400	Cia Paranaense de Energia – Class B	1,475,618

36,900	Gerdau SA	165,406

522,800	Petroleo Brasileiro SA	3,339,352

666,100	Petroleo Brasileiro SA Sponsored ADR	8,486,114

3,200	Unipar Carbocloro SA – Class B	63,048

	Total Brazil	16,509,168

	Chile — 0.4%

24,477	Embotelladora Andina SA – Class B	50,150

3,852	Sociedad Quimica y Minera de Chile SA – Class B	385,101

5,500	Sociedad Quimica y Minera de Chile SA Sponsored ADR	548,240

	Total Chile	983,491

	Russia — 0.0%

3,948,700	Surgutneftegas PJSC (b)	131,317

315	Transneft PJSC (b)	36,654

	Total Russia	167,971

	Taiwan — 0.0%

224,635	China Development Financial Holding Corp	62,523

	TOTAL PREFERRED STOCKS (COST $19,280,491)	17,723,153

	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 1.0%

2,710,476	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (e)	2,710,476

	U.S. Government — 1.7%

500,000	U.S. Treasury Bill, 3.09%, due 01/19/23 (f)	494,110

Par Value†	Description	Value ($)

	U.S. Government — continued

4,000,000	U.S. Treasury Bill, 3.21%, due 02/02/23 (f)	3,946,143

	Total U.S. Government	4,440,253

	TOTAL SHORT-TERM INVESTMENTS (COST $7,154,110)	7,150,729

	TOTAL INVESTMENTS — 99.8% (Cost $385,388,426)	262,418,835

	Other Assets and Liabilities (net) — 0.2%	411,817

	TOTAL NET ASSETS — 100.0%	$262,830,652

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Valueasa Percentage of Fund’s Net Assets	Value as of August 31, 2022
Alrosa PJSC	10/18/21	$7,054,956	0.1%	$338,561
Magnitogorsk Iron & Steel Works PJSC	10/18/21	4,011,995	0.1%	145,101
PhosAgro PJSC GDR	10/18/21	2,465	0.0%	289
Sberbank of Russia PJSC	10/18/21	16,614,391	0.2%	530,948
Severstal PJSC GDR (Registered)	10/18/21	3,190,235	0.0%	122,492

				$1,137,391

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2022.

(f)	The rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.	14

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

15	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	94.1%
Preferred Stocks	4.2
Short-Term Investments	1.2
Debt Obligations	0.4
Futures Contracts	(0.3)
Other	0.4

100.0%

Country/Region Summary¤	% of Investments

China	33.3%
Taiwan	25.4
South Korea	12.9
India	6.5
United States	6.0	*
Brazil	3.3
Mexico	3.1
Indonesia	3.0
South Africa	1.4
Russia	1.4
Hungary	1.3
Turkey	0.9
Poland	0.8
Thailand	0.7
United Kingdom	0.7	*
Qatar	0.6
Vietnam	0.4
Chile	0.3
Philippines	0.3
Czech Republic	0.2
Egypt	0.1
Peru	0.1
Kuwait	0.1
Sri Lanka	0.0	^
Malaysia	0.0	^
Panama	0.0	^
Colombia	0.0	^
Singapore	(2.8)

	100.0%

Industry Group Summary	% of Equity Investments#

Banks	16.9%
Technology Hardware & Equipment	14.5
Energy	11.4
Materials	8.8
Semiconductors & Semiconductor Equipment	8.2
Media & Entertainment	6.7
Insurance	5.2
Food, Beverage & Tobacco	4.6
Transportation	4.2
Capital Goods	3.0
Software & Services	2.9
Retailing	2.7
Consumer Durables & Apparel	1.9
Real Estate	1.9
Diversified Financials	1.5
Telecommunication Services	1.3
Automobiles & Components	1.2
Utilities	1.0
Household & Personal Products	0.9
Health Care Equipment & Services	0.5
Pharmaceuticals, Biotechnology & Life Sciences	0.3
Consumer Services	0.3
Food & Staples Retailing	0.1
Commercial & Professional Services	0.0^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

16

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.1%

	Brazil — 0.9%

15,100	CPFL Energia SA	101,501

65,800	EDP - Energias do Brasil SA	286,983

556,286	Enauta Participacoes SA	1,786,779

19,900	Engie Brasil Energia SA	154,919

487,407	Localiza Rent a Car SA	5,698,157

48,600	Transmissora Alianca de Energia Eletrica SA	389,368

1,824,411	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,948,185

	Total Brazil	13,365,892

	Chile — 0.3%

9,839,244	Banco de Chile	933,480

96,267	CAP SA	776,688

116,016	Cencosud SA	162,196

261,341	Cencosud Shopping SA	370,324

75,700	Cia Cervecerias Unidas SA Sponsored ADR	827,401

8,763,943	Colbun SA	854,637

6,702	Empresas COPEC SA	57,811

	Total Chile	3,982,537

	China — 33.8%

2,618,000	361 Degrees International Ltd*	1,337,744

58,500	3SBio Inc	38,894

1,794,000	Agile Group Holdings Ltd (a)	628,259

59,588,590	Agricultural Bank of China Ltd – Class H	19,471,265

442,000	AK Medical Holdings Ltd	383,224

468,500	Alibaba Group Holding Ltd*	5,589,459

102,628	Alibaba Group Holding Ltd Sponsored ADR*	9,791,737

1,120,500	A-Living Smart City Services Co Ltd	1,154,210

19,150	Anhui Conch Cement Co Ltd – Class A	88,414

379,500	Anhui Conch Cement Co Ltd – Class H	1,446,219

474,000	Anhui Expressway Co Ltd – Class A	465,176

354,000	Anhui Expressway Co Ltd – Class H	256,976

761,600	ANTA Sports Products Ltd	9,171,518

284,800	Autohome Inc – Class A (a)	2,517,402

423,500	Autohome Inc ADR	15,080,835

98,550	Baidu Inc – Class A*	1,759,174

38,900	Baidu Inc Sponsored ADR*	5,600,433

6,771,700	Bank of China Ltd – Class A	2,982,708

16,000	Beijing Tong Ren Tang Chinese Medicine Co Ltd	19,908

306,000	Bosideng International Holdings Ltd	171,816

896,000	BYD Electronic International Co Ltd (a)	2,367,347

1,172,000	China BlueChemical Ltd – Class H	305,174

4,277,141	China Coal Energy Co Ltd – Class A	6,174,375

6,641,878	China Communications Services Corp Ltd – Class H	2,852,000

51,941,148	China Construction Bank Corp – Class H	32,109,129

4,277,000	China Dongxiang Group Co Ltd*	190,204

2,157,000	China Education Group Holdings Ltd	1,879,129

Shares	Description	Value ($)

	China — continued

23,969,000	China Feihe Ltd	19,838,085

319,000	China High Speed Transmission Equipment Group Co Ltd*	180,344

3,341,000	China Hongqiao Group Ltd	3,239,640

1,959,000	China Lesso Group Holdings Ltd	2,328,471

1,096,000	China Medical System Holdings Ltd	1,622,058

2,284,000	China Oriental Group Co Ltd	420,778

220,500	China Overseas Land & Investment Ltd	592,587

34,553,832	China Petroleum & Chemical Corp – Class A	21,398,611

2,290,000	China Petroleum & Chemical Corp – Class H	1,076,861

2,687,000	China Reinsurance Group Corp – Class H	197,969

364,000	China Resources Cement Holdings Ltd	224,373

437,700	China Resources Gas Group Ltd	1,704,144

2,626,000	China Resources Land Ltd	10,751,491

6,797,131	China Shenhua Energy Co Ltd – Class A	29,847,703

3,081,000	China Shenhua Energy Co Ltd – Class H	9,662,850

38,000	China Shineway Pharmaceutical Group Ltd	29,149

388,967	China Suntien Green Energy Corp Ltd – Class A	640,781

445,000	China Suntien Green Energy Corp Ltd – Class H	199,581

273,081	China Tourism Group Duty Free Corp Ltd – Class A	7,715,502

294,000	China Traditional Chinese Medicine Holdings Co Ltd	126,783

854,000	China Yuhua Education Corp Ltd – Class L* (a)	134,193

502,000	CSPC Pharmaceutical Group Ltd	509,241

86,500	Dali Foods Group Co Ltd	39,544

1,056,000	Dongyue Group Ltd	1,185,194

426,400	ENN Energy Holdings Ltd	6,194,490

206,000	Fufeng Group Ltd	115,753

63,000	Greatview Aseptic Packaging Co Ltd	12,031

663,000	Greenland Hong Kong Holdings Ltd	69,001

498,000	Greentown Management Holdings Co Ltd	421,394

1,799,600	Guangzhou R&F Properties Co Ltd – Class H (a)	372,227

4,000	Haitian International Holdings Ltd	9,800

272,422	Hangzhou Robam Appliances Co Ltd – Class A	990,212

376,600	Hello Group Inc Sponsored ADR	1,939,490

64,500	Hengan International Group Co Ltd	308,665

402,238	Hisense Home Appliances Group Co Ltd – Class A	744,412

247,000	Hisense Home Appliances Group Co Ltd – Class H	265,496

10,248,000	Hua Han Health Industry Holdings Ltd (b)	1

755,000	Huabao International Holdings Ltd (a)	386,068

385,800	Huayu Automotive Systems Co Ltd – Class A	1,041,177

925,600	Industrial & Commercial Bank of China Ltd – Class A	587,358

25,234,847	Industrial & Commercial Bank of China Ltd – Class H	12,820,384

17	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued

13,393,324	Inner Mongolia Eerduosi Resources Co Ltd – Class A	34,173,615

1,225,600	Inner Mongolia Yitai Coal Co Ltd – Class H	1,782,504

66,000	Kingboard Holdings Ltd	208,408

645,000	Kingboard Laminates Holdings Ltd	615,274

224,000	Kunlun Energy Co Ltd	195,043

39,513	Kweichow Moutai Co Ltd – Class A	11,005,563

3,439,500	KWG Group Holdings Ltd	618,803

1,506,000	Lee & Man Paper Manufacturing Ltd	540,609

2,379,000	Lonking Holdings Ltd	402,818

198,200	Midea Group Co Ltd – Class A	1,520,657

3,136,000	MMG Ltd*	857,886

53,100	NetEase Inc	948,228

265,214	NetEase Inc ADR	23,474,091

444,000	Newborn Town Inc* (a)	116,376

1,172,000	Nexteer Automotive Group Ltd	870,954

142,000	Orient Overseas International Ltd	3,958,243

138,000	PAX Global Technology Ltd	131,907

14,248,060	PetroChina Co Ltd – Class A	11,060,859

22,037,000	PICC Property & Casualty Co Ltd – Class H	23,835,888

878,374	Ping An Insurance Group Co of China Ltd – Class A	5,561,390

19,116,891	Postal Savings Bank of China Co Ltd – Class A	12,466,574

2,109,000	Powerlong Real Estate Holdings Ltd (a)	264,479

241,000	Q Technology Group Co Ltd*	132,429

4,460,400	Qingling Motors Co Ltd – Class H	709,099

3,957,559	Shaanxi Coal Industry Co Ltd – Class A	12,618,643

197,300	Shandong Publishing & Media Co Ltd – Class A	190,752

39,200	Shanghai Waigaoqiao Free Trade Zone Group Co Ltd – Class A	68,694

1,848,781	Shenzhen YUTO Packaging Technology Co Ltd – Class A	7,913,022

740,000	Shougang Fushan Resources Group Ltd	234,719

3,380,000	Sihuan Pharmaceutical Holdings Group Ltd	428,631

2,219,000	Sinopec Engineering Group Co Ltd – Class H	991,382

2,116,000	Sinotruk Hong Kong Ltd	2,109,723

1,489,000	Sunac China Holdings Ltd* (a) (c)	868,885

3,080,000	Sunac Services Holdings Ltd (a)	928,679

346,800	Sunny Optical Technology Group Co Ltd	4,734,669

314,000	TCL Electronics Holdings Ltd	150,009

773,865	Tencent Holdings Ltd	31,984,417

296,500	Tencent Holdings Ltd ADR (a)	12,245,450

257,000	Topsports International Holdings Ltd	202,849

22,000	Uni-President China Holdings Ltd	18,941

1,162,619	Vipshop Holdings Ltd ADR*	13,498,007

591,000	Want Want China Holdings Ltd	416,313

60,500	Weifu High-Technology Group Co Ltd – Class A	161,166

397,500	Xiabuxiabu Catering Management China Holdings Co Ltd	187,160

Shares	Description	Value ($)

	China — continued

251,842	Xinhua Winshare Publishing and Media Co Ltd – Class A	392,292

588,000	Xtep International Holdings Ltd	815,959

13,593,400	Yangzijiang Shipbuilding Holdings Ltd	9,420,714

1,599,524	Yankuang Energy Group Co Ltd – Class A	11,102,186

1,778,000	Zhejiang Expressway Co Ltd – Class H	1,353,270

57,707	Zhejiang Supor Co Ltd – Class A	382,741

13,600	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	27,381

264,000	Zhou Hei Ya International Holdings Co Ltd*	131,891

	Total China	512,806,863

	Czech Republic — 0.2%

652,395	Moneta Money Bank AS	2,069,897

806	Philip Morris CR AS	546,554

	Total Czech Republic	2,616,451

	Egypt — 0.1%

624,073	Commercial International Bank Egypt SAE	1,235,994

	Hungary — 1.3%

181,134	Magyar Telekom Telecommunications Plc	153,795

403,560	MOL Hungarian Oil & Gas Plc	2,780,670

761,675	OTP Bank Nyrt	16,198,546

61,077	Richter Gedeon Nyrt	1,231,441

	Total Hungary	20,364,452

	India — 6.6%

205,098	Asian Paints Ltd	8,653,223

703,602	Axis Bank Ltd	6,557,211

6	Balrampur Chini Mills Ltd	26

114	Chambal Fertilisers and Chemicals Ltd	496

976	Clean Science & Technology Ltd	20,964

37	Coromandel International Ltd	486

11,567,064	Gayatri Projects Ltd* (d)	1,932,517

831	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	7,725

17,324	Gujarat State Fertilizers & Chemicals Ltd	33,915

919,323	HCL Technologies Ltd	10,669,498

181,064	HDFC Bank Ltd	3,313,771

244,903	Hindustan Zinc Ltd	870,628

200,845	Housing Development Finance Corp Ltd	6,082,157

1,066,601	ICICI Bank Ltd	11,718,056

608,400	Infosys Ltd Sponsored ADR	11,133,720

41,785	Jindal Stainless Hisar Ltd*	127,164

1,054,022	Kiri Industries Ltd*	6,427,741

41,439	Mahanagar Gas Ltd	449,408

195,550	Mindtree Ltd	7,989,769

348,596	NBCC India Ltd	148,713

827,963	NCC Ltd	718,353

18,697	Oil India Ltd	45,044

560,856	Petronet LNG Ltd	1,545,517

133,037	Prestige Estates Projects Ltd	757,898

See accompanying notes to the financial statements.	18

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	India — continued

145	Redington India Ltd	271

20,157	Sobha Ltd	174,386

100,129	Sun TV Network Ltd	622,916

289,430	Tata Consultancy Services Ltd	11,538,793

248,783	Titan Co Ltd	8,030,686

188,845	Welspun Corp Ltd	529,854

	Total India	100,100,906

	Indonesia — 3.0%

42,351,100	Bank Central Asia Tbk PT	23,387,244

11,848,800	Bank Pembangunan Daerah Jawa Timur Tbk PT	574,724

37,157,500	Bank Rakyat Indonesia Persero Tbk PT	10,851,068

10,675,500	Bukit Asam Tbk PT	3,054,578

411,900	Indika Energy Tbk PT*	79,574

1,080,191	Indo Tambangraya Megah Tbk PT	2,861,187

105,094,500	Panin Financial Tbk PT	2,703,704

1,015,100	United Tractors Tbk PT	2,311,450

	Total Indonesia	45,823,529

	Kuwait — 0.1%

85,557	Humansoft Holding Co KSC	960,976

0	Kuwait Finance House KSCP	—

	Total Kuwait	960,976

	Malaysia — 0.0%

842,200	Kossan Rubber Industries Bhd	189,512

	Mexico — 3.1%

7,186,500	America Movil SAB de CV – Series L	6,117,612

229,136	America Movil SAB de CV – Class L Sponsored ADR	3,895,312

6,700	Arca Continental SAB de CV	45,348

1,022,800	Banco del Bajio SA	2,142,923

167,100	Concentradora Fibra Danhos SA de CV (REIT)	193,837

315,700	Credito Real SAB de CV SOFOM ER* (c)	5,657

8,600	El Puerto de Liverpool SAB de CV – Class C1	38,325

50,500	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	330,500

5,028,432	Grupo Financiero Banorte SAB de CV – Class O	29,701,606

568,600	Grupo Mexico SAB de CV – Series B	2,142,146

300	Megacable Holdings SAB de CV	629

33,827	Qualitas Controladora SAB de CV	148,176

417,900	Regional SAB de CV	2,259,334

10,541	Ternium SA Sponsored ADR	324,768

215,021	Unifin Financiera SAB de CV SOFOM ENR* (a)	18,571

	Total Mexico	47,364,744

	Panama — 0.0%

1,591,142	BAC Holding International Corp*	80,832

Shares	Description	Value ($)

	Peru — 0.1%

23,400	Southern Copper Corp	1,101,438

	Philippines — 0.3%

88,500	GT Capital Holdings Inc	757,993

264,560	Manila Electric Co	1,416,891

20,401,800	Megaworld Corp	905,662

1,435,900	Puregold Price Club Inc	874,405

	Total Philippines	3,954,951

	Poland — 0.8%

139,133	Bank Polska Kasa Opieki SA	1,924,781

38,073	Budimex SA	2,045,910

10,213	KGHM Polska Miedz SA	191,385

710	LPP SA	1,278,442

475,985	Polski Koncern Naftowy ORLEN SA	6,165,061

884,266	Polskie Gornictwo Naftowe i Gazownictwo SA*	1,050,445

	Total Poland	12,656,024

	Qatar — 0.6%

1,468,586	Qatar National Bank QPSC	8,310,405

619,376	Qatar National Cement Co QSC	842,088

	Total Qatar	9,152,493

	Russia — 1.2%

31,701,260	Alrosa PJSC* (b) (e)	2,659,268

380,350	Detsky Mir PJSC (b)	37,100

39,977	Evraz Plc (b)	951

1,432,600,000	Federal Grid Co Unified Energy System PJSC* (b)	160,663

653,911	Fix Price Group Ltd GDR (b)	162,363

219,070	Gazprom Neft PJSC (b)	105,597

625,430	Gazprom PJSC Sponsored ADR* (b)	367,998

575,658	Globaltrans Investment Plc Sponsored GDR (Registered) (b)	214,675

78,536,400	Inter RAO UES PJSC* (b)	289,297

239,440	LSR Group PJSC* (b)	165,135

3	LSR Group PJSC GDR (Registered) (b)	0

285,469	LUKOIL PJSC (b)	1,398,798

14,733,960	Magnitogorsk Iron & Steel Works PJSC* (b) (e)	494,047

212,079	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)* (b) (e)	92,980

474,800	Mechel PJSC* (b)	67,834

372,125	MMC Norilsk Nickel PJSC ADR (b)	693,201

249,660	Mobile TeleSystems PJSC (b)	67,699

35,508	Mobile TeleSystems PJSC ADR* (b)	19,368

4,133,417	Moscow Exchange MICEX-RTS PJSC* (b)	429,265

10,015,560	Novolipetsk Steel PJSC* (b)	1,386,777

11,924	PhosAgro PJSC (b)	108,344

230	PhosAgro PJSC GDR* (b) (e)	701

916,204	Polymetal International Plc	2,246,851

80,094	Polyus PJSC* (b)	764,701

11,693	QIWI Plc Sponsored ADR (b) (f)	4,723

19	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

499,515	QIWI Plc Sponsored ADR (a) (b) (f)	270,475

24,938,000	RusHydro PJSC* (b)	22,905

13,125,612	Sberbank of Russia PJSC* (b) (e)	2,022,097

706,464	Severstal PJSC GDR (Registered)* (b) (e)	615,445

68,353	SFI PJSC* (b)	36,521

63,500,900	Surgutneftegas PJSC (b)	1,858,182

476,673	Tatneft PJSC Sponsored ADR (b)	1,505,230

8,118,000	Unipro PJSC (b)	12,828

556,430	United Co Rusal International PJSC* (b)	31,160

46,698	X5 Retail Group NV GDR (Registered) (b)	53,827

	Total Russia	18,367,006

	South Africa — 1.5%

56,114	Anglo American Platinum Ltd	3,917,293

40,059	AVI Ltd	172,062

34,828	Capitec Bank Holdings Ltd	4,141,236

471,731	FirstRand Ltd	1,761,967

5,440	Foschini Group Ltd (The)	40,273

42,610	Impala Platinum Holdings Ltd	446,483

321,782	Investec Ltd	1,510,917

138,844	Kumba Iron Ore Ltd	3,073,909

473,621	Lewis Group Ltd	1,321,156

122,090	Mr Price Group Ltd	1,322,577

361,398	Ninety One Ltd	814,419

39,502	Omnia Holdings Ltd	142,422

8,239,228	RMB Holdings Ltd*	866,824

55,125	Sibanye Stillwater Ltd	123,150

14,300	Sibanye Stillwater Ltd ADR	128,414

224,211	Tiger Brands Ltd	2,181,563

108,748	Truworths International Ltd	362,652

12,924	Vodacom Group Ltd	95,129

	Total South Africa	22,422,446

	South Korea — 11.7%

5,340	AfreecaTV Co Ltd	303,073

407	BGF retail Co Ltd	48,750

28,279	BNK Financial Group Inc	141,008

28,500	Cheil Worldwide Inc	464,650

22,744	DB HiTek Co Ltd	780,681

49,894	DB Insurance Co Ltd	2,221,968

18,660	DL E&C Co Ltd	566,372

660,484	Dongwon Development Co Ltd	1,831,287

11,591	Fila Holdings Corp	267,727

194,014	GS Engineering & Construction Corp	4,339,772

80,690	Hana Financial Group Inc	2,351,843

934	Handsome Co Ltd	19,694

183,703	HDC Hyundai Development Co-Engineering & Construction (a)	1,697,449

6,625	Huchems Fine Chemical Corp	104,692

1,010	Hyosung TNC Corp	234,884

224,669	Hyundai Engineering & Construction Co Ltd	8,033,678

3,956	Hyundai Glovis Co Ltd	518,343

Shares	Description	Value ($)

	South Korea — continued

18,959	Hyundai Marine & Fire Insurance Co Ltd	444,739

38,643	Hyundai Mobis Co Ltd	6,162,524

4,789	INTOPS Co Ltd	106,800

98,398	KB Financial Group Inc	3,612,086

9,078	KC Tech Co Ltd	109,483

4,210	KCC Corp	919,292

6,701	KCC Glass Corp	251,019

116,632	Kia Corp	6,990,669

3,384	KIWOOM Securities Co Ltd	215,031

10,467	Korea Petrochemical Ind Co Ltd	945,491

9,057	Korea Zinc Co Ltd	4,530,553

539,264	KT&G Corp (a)	33,497,700

83,136	Kumho Petrochemical Co Ltd	8,019,047

5,432	LG H&H Co Ltd	2,876,467

7,944	Lotte Chemical Corp	1,031,485

10,034	LOTTE Fine Chemical Co Ltd	525,004

53,952	LX Semicon Co Ltd (a)	3,796,026

1,799	MegaStudyEdu Co Ltd	104,649

78,330	Meritz Securities Co Ltd	282,305

3,857	NCSoft Corp	1,083,864

24,660	NH Investment & Securities Co Ltd	182,554

160	NongShim Co Ltd	35,770

5,962	Orion Corp	436,743

40,247	POSCO Holdings Inc	7,613,331

13,600	POSCO Holdings Inc Sponsored ADR	639,472

683,586	Samsung Electronics Co Ltd	30,283,368

6,416	Samsung Electronics Co Ltd GDR (Registered)	7,016,336

9,729	Samsung SDS Co Ltd	928,522

7,595	Samsung Securities Co Ltd	191,205

312	Samyang Foods Co Ltd	25,913

1,549	Sangsangin Co Ltd	9,855

183,910	SD Biosensor Inc	4,808,249

16,387	Seegene Inc	383,913

85,514	Shinhan Financial Group Co Ltd	2,316,871

89,453	SK Hynix Inc	6,289,255

2,720	SK Square Co Ltd*	81,733

47,243	SL Corp (a)	1,346,747

1,837	Unid Co Ltd	141,863

1,583,626	Woori Financial Group Inc	14,325,359

317,534	Woori Technology Investment Co Ltd* (a)	1,378,640

497	Youngone Holdings Co Ltd	19,582

	Total South Korea	177,885,386

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd* (c) (d)	259,958

	Taiwan — 25.8%

204,000	Acer Inc	146,517

71,532	Acter Group Corp Ltd	497,062

1,086,035	Advantech Co Ltd	11,585,827

317,000	Asia Cement Corp	448,754

39,000	ASROCK Inc	122,292

1,828,689	Asustek Computer Inc	15,216,592

See accompanying notes to the financial statements.	20

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

374,000	Aten International Co Ltd	959,085

115,200	Aurora Corp	323,077

90,000	Capital Securities Corp	35,140

6,472,000	Catcher Technology Co Ltd*	39,231,902

10,008,153	Cathay Financial Holding Co Ltd	14,560,124

1,070,948	Chailease Holding Co Ltd	6,876,245

182,000	Chicony Electronics Co Ltd	485,889

68,000	China Motor Corp	103,454

102,000	Chipbond Technology Corp	190,374

78,000	ChipMOS Technologies Inc	90,891

5,000	Chlitina Holding Ltd	28,188

511,000	Chong Hong Construction Co Ltd	1,244,156

205,000	Chunghwa Telecom Co Ltd	813,458

1,296,400	Coretronic Corp	2,658,479

85,000	Co-Tech Development Corp	119,092

120,000	CTCI Corp	177,011

9,000	Dynapack International Technology Corp	23,449

1,000	ECOVE Environment Corp	8,699

246,000	Elite Material Co Ltd	1,294,850

380,000	Elite Semiconductor Microelectronics Technology Inc	977,631

2,923,000	Evergreen Marine Corp Taiwan Ltd	8,376,486

36,000	Everlight Electronics Co Ltd	46,252

310,000	Far Eastern New Century Corp	332,183

376,000	Far EasTone Telecommunications Co Ltd	922,161

1,041,000	Farglory Land Development Co Ltd	2,176,245

9,000	Feng Hsin Steel Co Ltd	19,715

1,015,000	First Financial Holding Co Ltd	880,592

13,000	FLEXium Interconnect Inc*	39,723

14,000	Formosa Advanced Technologies Co Ltd	17,743

94,000	Formosa Chemicals & Fibre Corp	211,180

39,000	Formosa International Hotels Corp	221,622

2,512,000	Formosa Plastics Corp	7,489,764

918,778	Foxconn Technology Co Ltd	1,519,021

14,158,419	Fubon Financial Holding Co Ltd	26,547,721

4,000	Fusheng Precision Co Ltd	25,848

123,000	Gamania Digital Entertainment Co Ltd	244,111

113,000	Getac Technology Corp	175,876

308,000	Gigabyte Technology Co Ltd	859,050

29,000	Global Mixed Mode Technology Inc	140,887

9,000	Gourmet Master Co Ltd	29,844

2,178,000	Grand Pacific Petrochemical	1,337,646

3,353,000	HannStar Display Corp	1,303,646

187,429	Hiwin Technologies Corp	1,265,062

370,000	Holtek Semiconductor Inc	893,785

5,453,532	Hon Hai Precision Industry Co Ltd	19,418,822

782,000	Huaku Development Co Ltd	2,381,070

1,141,806	IEI Integration Corp	2,801,034

3,000	Innodisk Corp	16,817

82,000	International Games System Co Ltd	999,814

11,000	ITE Technology Inc	25,150

5,000	King Slide Works Co Ltd	74,572

258,000	King’s Town Bank Co Ltd	297,604

246,000	Kung Long Batteries Industrial Co Ltd	1,137,129

Shares	Description	Value ($)

	Taiwan — continued

303,000	Largan Precision Co Ltd	19,273,879

2,999,000	Lite-On Technology Corp	6,453,935

11,000	Lotes Co Ltd	260,789

74,000	Makalot Industrial Co Ltd	434,809

3,082,000	Micro-Star International Co Ltd	11,537,854

679,000	Mitac Holdings Corp	624,264

2,385,000	Nan Ya Plastics Corp	5,357,177

483,000	Nantex Industry Co Ltd	674,890

1,305,000	Nanya Technology Corp	2,266,511

23,000	Nien Made Enterprise Co Ltd	212,399

1,579,810	Novatek Microelectronics Corp	13,515,753

920,000	Phison Electronics Corp	9,352,168

15,000	Pixart Imaging Inc	46,244

41,000	Pou Chen Corp	38,839

22,000	Powertech Technology Inc	61,389

335,000	Primax Electronics Ltd	732,943

887,936	Radiant Opto-Electronics Corp	2,917,865

53,580	Raydium Semiconductor Corp	482,092

9,000	Sensortek Technology Corp	89,575

184,000	Shanghai Commercial & Savings Bank Ltd (The)	299,498

592,000	Shinkong Insurance Co Ltd	1,120,450

340,468	Simplo Technology Co Ltd	3,212,603

408,500	SinoPac Financial Holdings Co Ltd	231,584

47,000	Soft-World International Corp	118,975

3,000	St Shine Optical Co Ltd	26,333

47,000	Standard Foods Corp	63,244

1,057,250	Syncmold Enterprise Corp	2,353,914

163,000	Synnex Technology International Corp	297,114

702,000	T3EX Global Holdings Corp	1,799,567

96,024	Tah Hsin Industrial Corp	223,751

127,000	TaiDoc Technology Corp*	927,540

22,000	Taita Chemical Co Ltd	16,247

52,000	Taiwan Hon Chuan Enterprise Co Ltd	127,497

9,000	Taiwan Paiho Ltd	18,686

6,000	Taiwan Secom Co Ltd	20,151

2,641,000	Taiwan Semiconductor Manufacturing Co Ltd	43,232,593

436,310	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	36,366,438

8,000	Taiwan Shin Kong Security Co Ltd	10,556

172,000	Taiwan Union Technology Corp	322,870

10,000	TCI Co Ltd	47,956

12,000	Teco Electric and Machinery Co Ltd	11,608

127,000	Test Research Inc	248,189

24,000	Thinking Electronic Industrial Co Ltd	112,132

29,000	Topco Scientific Co Ltd	154,890

876,000	Transcend Information Inc	1,898,006

758,160	Tripod Technology Corp	2,489,263

56,000	Tung Ho Steel Enterprise Corp	99,008

481,224	United Integrated Services Co Ltd	2,492,044

19,000	Universal Cement Corp	13,982

732,000	Universal Inc	673,716

21	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued

14,000	Vanguard International Semiconductor Corp	33,845

361,000	Walsin Technology Corp	1,090,925

1,311,750	Wan Hai Lines Ltd	3,697,025

108,000	WT Microelectronics Co Ltd	227,758

11,915,000	Yang Ming Marine Transport Corp	30,523,519

404,790	Yuanta Financial Holding Co Ltd	268,698

6,000	Yulon Finance Corp	31,725

112,000	Yulon Nissan Motor Co Ltd	762,318

247,000	Zeng Hsing Industrial Co Ltd	1,081,623

	Total Taiwan	391,527,629

	Thailand — 0.7%

1,279,700	Advanced Info Service Pcl (Foreign Registered)	6,732,647

56,600	Advanced Info Service Pcl NVDR	297,779

559,400	CP ALL Pcl (Foreign Registered)	942,899

300,800	Kasikornbank Pcl (Foreign Registered)	1,263,479

2,749,500	Pruksa Holding Pcl (Foreign Registered)	970,518

2,748,400	Sri Trang Gloves Thailand Pcl (Foreign Registered)	1,069,912

427,075	Supalai Pcl (Foreign Registered)	228,259

	Total Thailand	11,505,493

	Turkey — 0.9%

19,419,868	Akbank TAS	12,473,053

88,241	Aksa Akrilik Kimya Sanayii AS	266,981

457,164	Enerjisa Enerji AS	428,879

23	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D	15

74,610	Mavi Giyim Sanayi Ve Ticaret AS – Class B	286,754

421,158	Turkiye Is Bankasi AS – Class C	182,435

	Total Turkey	13,638,117

	United Kingdom — 0.7%

226,263	Unilever Plc	10,263,815

	Vietnam — 0.4%

19	Hoa Phat Group JSC	19

201,800	Pha Lai Thermal Power JSC	156,395

4,982,000	Vietnam Joint Stock Commercial Bank for

	Industry and Trade	5,988,522

	Total Vietnam	6,144,936

	TOTAL COMMON STOCKS (COST $2,018,343,410)	1,427,772,380

	PREFERRED STOCKS (g) — 4.2%

	Brazil — 2.5%

624,500	Cia Energetica de Minas Gerais	1,452,493

Shares/ Par Value†	Description	Value ($)

	Brazil — continued

1,021,100	Cia Paranaense de Energia – Class B	1,368,035

5,370,400	Petroleo Brasileiro SA	34,303,089

59,900	Petroleo Brasileiro SA Sponsored ADR	763,126

17,000	Unipar Carbocloro SA – Class B	334,942

	Total Brazil	38,221,685

	Colombia — 0.0%

330,029	Grupo Aval Acciones y Valores SA	49,553

	Russia — 0.2%

194,570	Nizhnekamskneftekhim PJSC (b)	17,523

79,676,700	Surgutneftegas PJSC (b)	2,649,708

869	Transneft PJSC (b)	101,117

	Total Russia	2,768,348

	South Korea — 1.4%

531,957	Samsung Electronics Co Ltd	21,518,808

	Taiwan — 0.1%

256,798	Chailease Holding Co Ltd	839,375

	TOTAL PREFERRED STOCKS (COST $100,402,593)	63,397,769

	DEBT OBLIGATIONS — 0.4%

	United States — 0.4%

6,725,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.94%, due 04/30/23 (h)	6,730,800

	TOTAL DEBT OBLIGATIONS (COST $6,726,235)	6,730,800

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.1%

17,128,614	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (i)	17,128,614

	U.S. Government — 0.1%

1,000,000	U.S. Treasury Bill, 2.62%, due 11/10/22 (h) (j)	994,937

	TOTAL SHORT-TERM INVESTMENTS (COST $18,125,289)	18,123,551

	TOTAL INVESTMENTS — 99.9% (Cost $2,143,597,527)	1,516,024,500

	Other Assets and Liabilities (net) — 0.1%	870,547

	TOTAL NET ASSETS — 100.0%	$1,516,895,047

See accompanying notes to the financial statements.	22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2022

Alrosa PJSC	09/14/17	$46,779,239	0.2%	$2,659,268

Magnitogorsk Iron & Steel Works PJSC	03/26/18	12,703,305	0.0%	494,047

Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	02/13/18	1,683,671	0.0%	92,980

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	701

Sberbank of Russia PJSC	11/10/17	51,393,929	0.1%	2,022,097

Severstal PJSC GDR (Registered)	10/12/17	13,249,420	0.1%	615,445

				$5,884,538

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 1,763	Mini MSCI Emerging Markets	September 2022	$86,554,485	$(5,051,447)

Sales 1,238	SGX Nifty 50	September 2022	$42,724,165	$1,125,783

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Affiliated company (Note 10).

(e)	The security is restricted as to resale.

(f)	Securities are traded on separate exchanges for the same entity.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(i)	The rate disclosed is the 7 day net yield as of August 31, 2022.

(j)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

23	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	97.1%
Short-Term Investments	4.2
Debt Obligations	1.0
Preferred Stocks	0.6
Futures Contracts	(0.1)
Other	(2.8)

100.0%

Country/Region Summary¤	% of Investments

Japan	27.2%
United Kingdom	18.1
France	10.2
Netherlands	6.9
Switzerland	6.4
Spain	5.5
Singapore	4.9
Germany	4.5
Norway	4.0
Australia	3.9
Hong Kong	2.4
Other Developed	1.7 ‡
Italy	1.6
Portugal	1.5
United States	1.2
Other Emerging	0.0 †^

100.0%

Industry Group Summary	% of Equity Investments#

Capital Goods	15.2%
Pharmaceuticals, Biotechnology & Life
Sciences	12.5
Food, Beverage & Tobacco	10.6
Banks	8.3
Materials	8.1
Telecommunication Services	6.7
Energy	6.1
Diversified Financials	4.8
Consumer Durables & Apparel	4.6
Technology Hardware & Equipment	4.1
Food & Staples Retailing	3.8
Commercial & Professional Services	3.5
Retailing	2.7
Semiconductors & Semiconductor
Equipment	2.5
Automobiles & Components	2.0
Insurance	1.3
Media & Entertainment	0.9
Real Estate	0.7
Household & Personal Products	0.6
Utilities	0.4
Software & Services	0.3
Transportation	0.2
Health Care Equipment & Services	0.1
Consumer Services	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

24

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Australia — 3.8%

18,696	Ampol Ltd	439,438

554,039	BlueScope Steel Ltd	6,216,219

134,315	Brambles Ltd	1,130,425

17,616	Computershare Ltd	293,794

220,589	CSR Ltd	676,787

222,720	Fortescue Metals Group Ltd	2,767,868

706,662	GrainCorp Ltd – Class A	3,996,856

92,570	JB Hi-Fi Ltd	2,553,055

89,611	Pact Group Holdings Ltd	92,802

23,917	Premier Investments Ltd	343,899

541,855	Rio Tinto Ltd	34,415,037

163,346	Sandfire Resources Ltd	504,469

232,551	Sims Ltd	2,399,328

	Total Australia	55,829,977

	Belgium — 0.4%

91,042	AGFA-Gevaert NV*	329,185

52,090	Bekaert SA	1,597,752

65,973	UCB SA	4,635,713

	Total Belgium	6,562,650

	Denmark — 0.0%

9,627	Per Aarsleff Holding A/S	276,846

6,561	Schouw & Co A/S	478,411

	Total Denmark	755,257

	Finland — 0.3%

76,223	Kesko Oyj	1,603,551

95,122	Nokia Oyj	479,354

251,521	Outokumpu Oyj	1,008,589

66,927	Stora Enso Oyj – R Shares	996,273

	Total Finland	4,087,767

	France — 10.1%

26,778	ALD SA	291,462

27,320	Alten SA	3,359,016

14,163	APERAM SA	382,278

708,246	Cie de Saint-Gobain	28,526,548

124,457	Coface SA*	1,244,505

190,317	Derichebourg SA	1,070,626

4,242	Eramet SA	359,652

114,189	Ipsen SA	10,943,544

54,880	IPSOS	2,493,252

7,734	Kering SA	3,880,554

120,318	Metropole Television SA	1,485,228

90,821	Publicis Groupe SA	4,434,363

18,793	Rexel SA*	305,235

422,145	Sanofi	34,510,271

39,627	Schneider Electric SE	4,709,960

441,591	Societe Generale SA	9,735,053

784,700	STMicroelectronics NV	27,386,030

Shares	Description	Value ($)

	France — continued

243,049	Television Francaise 1	1,541,370

14,583	TotalEnergies SE (a)	746,710

187,400	TotalEnergies SE (a)	9,488,003

	Total France	146,893,660

	Germany — 3.9%

19,569	Aurubis AG	1,184,834

133,794	Bayer AG (Registered)	7,076,095

150,435	Bayerische Motoren Werke AG	11,083,848

7,538	Henkel AG & Co KGaA	471,422

16,126	Hornbach Holding AG & Co KGaA	1,137,463

5,326	Indus Holding AG	118,895

461,911	Kloeckner & Co SE	4,168,467

148,481	Merck KGaA	25,506,063

36,067	RTL Group SA*	1,340,065

31,596	Salzgitter AG	776,774

18,996	Volkswagen AG	3,513,698

	Total Germany	56,377,624

	Hong Kong — 2.4%

703,200	ASMPT Ltd	5,446,572

255,500	BOC Hong Kong Holdings Ltd	879,380

1,229,487	Champion (REIT)	529,178

1,022,112	Chow Tai Fook Jewellery Group Ltd	2,057,212

1,005,000	CK Asset Holdings Ltd	6,783,511

160,500	CK Hutchison Holdings Ltd	1,036,453

608,400	Dah Sing Banking Group Ltd	472,438

120,869	Dah Sing Financial Holdings Ltd	321,789

3,995,207	Esprit Holdings Ltd*	496,346

2,584,585	IGG Inc	1,111,099

461,401	Johnson Electric Holdings Ltd	544,948

297,640	Kerry Logistics Network Ltd	654,375

181,326	Luk Fook Holdings International Ltd	463,518

18,500	Orient Overseas International Ltd	515,687

1,232,331	Pacific Textiles Holdings Ltd	462,789

1,301,023	Shun Tak Holdings Ltd*	216,662

321,000	SITC International Holdings Co Ltd	814,002

289,526	SmarTone Telecommunications Holdings Ltd	154,939

100,500	Sun Hung Kai Properties Ltd	1,180,696

71,000	Techtronic Industries Co Ltd	837,391

313,588	Television Broadcasts Ltd*	158,540

1,016,000	VSTECS Holdings Ltd	671,696

241,100	VTech Holdings Ltd	1,639,583

10,390,515	WH Group Ltd	7,079,297

	Total Hong Kong	34,528,101

	Ireland — 0.5%

830,109	Bank of Ireland Group Plc	5,114,756

48,681	Kingspan Group Plc	2,756,259

	Total Ireland	7,871,015

25	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Italy — 1.6%
305,038	Anima Holding SPA	1,036,569
74,036	Banca IFIS SPA	884,041
91,812	Esprinet SPA	624,527
194,055	EXOR NV	11,683,107
205,123	Italgas SPA	1,055,088
217,166	Leonardo SPA	1,777,243
1,428,795	MFE-MediaForEurope NV – Class A*	606,096
2,362	Sesa SPA	288,722
175,575	Terna - Rete Elettrica Nazionale	1,248,200
75,415	Unieuro SPA	857,543
678,612	Unipol Gruppo SPA	2,841,749

	Total Italy	22,902,885

	Japan — 26.8%
26,300	Advantest Corp	1,489,509
63,520	AOKI Holdings Inc	321,124
1,449,215	Asahi Kasei Corp	10,590,556
5,400	Bandai Namco Holdings Inc	405,198
366,096	Brother Industries Ltd	7,006,165
1,355,900	Canon Inc	32,472,852
31,300	Canon Inc Sponsored ADR	747,444
13,800	Canon Marketing Japan Inc	312,939
2,984	Cawachi Ltd	45,305
74,900	Citizen Watch Co Ltd	320,019
45,400	Dai Nippon Printing Co Ltd	955,617
156,590	Daiwabo Holdings Co Ltd	2,204,341
70,274	Dexerials Corp	1,953,869
53,748	Doutor Nichires Holdings Co Ltd	621,625
60,954	FUJIFILM Holdings Corp	3,094,438
20,606	Fuyo General Lease Co Ltd	1,216,828
59,236	Geo Holdings Corp	702,032
17,553	Gunze Ltd	496,104
128,200	Haseko Corp	1,469,074
1,290,754	ITOCHU Corp	35,522,481
2,064,504	Japan Tobacco Inc	34,979,749
126,844	Kanematsu Corp	1,372,197
1,233,396	KDDI Corp	37,743,303
41,893	Komeri Co Ltd	786,806
3,030,800	Marubeni Corp	31,587,852
99,257	MCJ Co Ltd	689,996
510,500	Mitsubishi Corp	16,714,090
1,988,818	Mitsubishi UFJ Financial Group Inc	10,309,928
1,102,338	Mitsui & Co Ltd	25,870,905
39,684	Modec Inc*	411,680
181,900	NGK Spark Plug Co Ltd	3,732,161
96,726	Nichias Corp	1,670,407
98,000	Nikon Corp	1,118,691
53,331	Nippon Signal Company Ltd	356,478
1,250,295	Nippon Telegraph & Telephone Corp	33,888,335
84,866	Okinawa Electric Power Co (The)	691,994
60,000	Ono Pharmaceutical Co Ltd	1,432,210
248,586	Panasonic Holdings Corp	2,017,122
82,324	Press Kogyo Co Ltd	260,387

Shares	Description	Value ($)

	Japan — continued
37,519	Prima Meat Packers Ltd	585,620
17,283	San-A Co Ltd	516,126
77,100	Sega Sammy Holdings Inc	1,144,535
122,300	Seiko Epson Corp	1,921,799
65,295	Seiko Holdings Corp	1,345,465
392,112	Sekisui Chemical Co Ltd	5,345,784
736,400	Sekisui House Ltd	12,522,205
16,500	Shimamura Co Ltd	1,495,561
643,981	Sojitz Corp	10,835,581
4,829,341	Sumitomo Chemical Co Ltd	19,009,857
291,300	Sumitomo Forestry Co Ltd	4,925,153
17,500	Suntory Beverage & Food Ltd	639,216
20,638	T-Gaia Corp	245,381
46,600	Tokyo Gas Co Ltd	874,272
26,877	Tokyo Seimitsu Co Ltd	895,307
130,475	Tokyu Construction Co Ltd	613,732
50,228	Towa Pharmaceutical Co Ltd	796,555
365,955	Toyota Tsusho Corp	12,811,398
24,269	TPR Co Ltd	222,227
64,069	Valor Holdings Co Ltd	816,755
20,256	Warabeya Nichiyo Holdings Co Ltd	329,719
19,508	Yahagi Construction Co Ltd	107,554
45,500	Yakult Honsha Co Ltd	2,691,129
166,300	Yamaha Motor Co Ltd	3,446,449

	Total Japan	391,719,191

	Malta — 0.0%
15,858,986	BGP Holdings* (b)	16

	Netherlands — 6.8%
9,271	ASR Nederland NV	378,389
1,929	Hunter Douglas NV*	338,763
1,213,898	Koninklijke Ahold Delhaize NV	33,390,462
334,485	NN Group NV	13,746,653
558,638	Randstad NV	26,016,180
254,329	Signify NV	7,229,518
182,128	Wolters Kluwer NV	17,810,810

	Total Netherlands	98,910,775

	Norway — 4.0%
166,894	BW LPG Ltd	1,084,860
982,806	Equinor ASA	38,143,322
245,081	Europris ASA	1,470,314
2,476,097	Norsk Hydro ASA	17,013,508
136,922	Var Energi ASA	594,877

	Total Norway	58,306,881

	Portugal — 1.5%
251,087	CTT-Correios de Portugal SA	817,857
463,287	Galp Energia SGPS SA	5,003,027
500,355	Jeronimo Martins SGPS SA	11,093,739
333,346	Navigator Co SA (The)	1,322,692

See accompanying notes to the financial statements.	26

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)
	Portugal — continued

334,195	REN - Redes Energeticas Nacionais SGPS SA	885,947

2,469,564	Sonae SGPS SA	2,482,258

	Total Portugal	21,605,520

	Singapore — 4.8%

108,700	City Developments Ltd	631,134

1,506,925	DBS Group Holdings Ltd	35,086,464

838,000	First Resources Ltd	903,282

180,987	Jardine Cycle & Carriage Ltd	4,248,868

1,181,500	Keppel Corp Ltd	6,136,143

428,300	Sheng Siong Group Ltd	496,432

134,500	Singapore Technologies Engineering Ltd	358,409

57,200	United Overseas Bank Ltd	1,115,369

41,900	Venture Corp Ltd	547,417

3,614,439	Wilmar International Ltd	10,432,707

9,249,322	Yangzijiang Financial Holding Ltd*	2,474,400

11,015,722	Yangzijiang Shipbuilding Holdings Ltd	7,634,291

	Total Singapore	70,064,916

	Spain — 5.4%

6,841	Acciona SA	1,339,921

1,065,528	Acerinox SA	9,640,707

7,159,175	Banco Bilbao Vizcaya Argentaria SA	32,124,599

29,071,521	Banco de Sabadell SA	19,993,467

140,605	Banco Santander SA	340,362

70,387	Bankinter SA	360,718

53,658	Ebro Foods SA	848,068

12,544	Grupo Catalana Occidente SA	368,851

269,028	Industria de Diseno Textil SA	5,808,699

508,733	Repsol SA	6,607,465

2,172,779	Unicaja Banco SA	1,956,506

	Total Spain	79,389,363

	Sweden — 0.5%

148,473	Investor AB – A Shares	2,467,725

73,519	Investor AB – B Shares	1,158,748

20,238	New Wave Group AB – B Shares	325,518

596,321	SSAB AB – A Shares	2,868,153

	Total Sweden	6,820,144

	Switzerland — 6.3%

40,548	Ascom Holding AG (Registered)	261,531

21,272	DKSH Holding AG	1,582,694

209	Forbo Holding AG (Registered)	260,799

125,547	Novartis AG (Registered)	10,155,248

166,620	Roche Holding AG – Genusschein	53,691,855

1,652,043	UBS Group AG (Registered)	26,179,456

3,995	Zehnder Group AG	236,010

	Total Switzerland	92,367,593

Shares	Description	Value ($)
	United Kingdom — 17.9%

968,112	3i Group Plc	13,627,423

416,164	BAE Systems Plc	3,748,015

3,030,852	Barratt Developments Plc	15,005,102

225,345	Bellway Plc	5,328,147

7,657	Berkeley Group Holdings Plc	324,144

784,800	BP Plc Sponsored ADR	24,203,232

1,059,363	British American Tobacco Plc	42,430,403

60,058	British American Tobacco Plc Sponsored ADR	2,405,323

13,720,551	BT Group Plc	24,001,365

29,660	Bunzl Plc	983,649

626,349	Coca-Cola HBC AG*	14,292,870

83,864	Crest Nicholson Holdings Plc	227,919

41,861	Electrocomponents Plc	526,595

21,546	Ferguson Plc	2,495,202

859,205	Ferrexpo Plc	1,477,928

60,019	Galliford Try Holdings Plc	109,829

95,120	Grafton Group Plc	798,438

1,005,073	GSK Plc	16,066,105

422,760	GSK Plc Sponsored ADR	13,731,245

1,256,341	Haleon Plc*	3,777,895

405,700	Haleon Plc ADR*	2,426,086

103,137	Halfords Group Plc	155,916

108,297	IG Group Holdings Plc	1,027,736

1,526,061	Imperial Brands Plc	33,560,890

694,535	Investec Plc	3,338,449

1,053,940	Kingfisher Plc	2,831,165

255,265	Next Plc	17,190,008

84,163	Ninety One plc	192,813

293,503	Persimmon Plc	5,022,160

195,869	Plus500 Ltd	3,859,804

583,860	Redrow Plc	3,429,859

531,251	Spirent Communications Plc	1,589,105

255,365	Vesuvius Plc	1,027,438

	Total United Kingdom	261,212,258

	United States — 0.1%

79,531	ADTRAN Holdings, Inc.	1,848,300

	TOTAL COMMON STOCKS

	(COST $1,687,222,205)	1,418,053,893

	PREFERRED STOCKS (c) — 0.6%

	Germany — 0.6%

77,039	Bayerische Motoren Werke AG	5,356,069

18,224	Draegerwerk AG & Co KGaA	862,233

32,607	Henkel AG & Co KGaA	2,104,247

	Total Germany	8,322,549

	TOTAL PREFERRED STOCKS

	(COST $9,621,306)	8,322,549

27	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 1.0%

	United States — 1.0%
15,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24	14,980,124

	TOTAL DEBT OBLIGATIONS
	(COST $14,987,134)	14,980,124

	SHORT-TERM INVESTMENTS — 4.2%

	Money Market Funds — 0.2%
3,885,393	State Street Institutional Treasury Money
	Market Fund – Premier Class, 2.10% (d)	3,885,393

	U.S. Government — 4.0%
28,000	U.S. Treasury Bill, 2.18%, due 10/06/22 (e)	27,940

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Par Value†	Description	Value ($)
	U.S. Government — continued
500,000	U.S. Treasury Bill, 3.09%, due 01/19/23 (e)	494,110
12,000,000	U.S. Treasury Bill, 3.10%, due
	05/18/23 (e) (f)	11,739,921
47,150,000	U.S. Treasury Bill, 3.37%, due
	07/13/23 (e) (f)	45,804,530

	Total U.S. Government	58,066,501

	TOTAL SHORT-TERM INVESTMENTS
	(COST $62,037,309)	61,951,894

	TOTAL INVESTMENTS — 102.9%
	(Cost $1,773,867,954)	1,503,308,460
	Other Assets and Liabilities (net) — (2.9)%	(42,138,835)

	TOTAL NET ASSETS — 100.0%	$1,461,169,625

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 160	MSCI EAFE	September 2022	$14,616,800	$(964,755)

+ Buys - Fund is long the futures contract.

   Sales - Fund is short the futures contract.

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists. (d) The rate disclosed is the 7 day net yield as of August 31, 2022.
(e)	The rate shown represents yield-to-maturity.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

See accompanying notes to the financial statements.	28

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.2%
Short-Term Investments	1.7
Other	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	18.5%
Food, Beverage & Tobacco	11.4
Materials	9.9
Semiconductors & Semiconductor Equipment	7.5
Automobiles & Components	6.7
Banks	6.6
Technology Hardware & Equipment	5.9
Insurance	5.8
Commercial & Professional Services	5.3
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Software & Services	3.1
Transportation	2.7
Real Estate	2.5
Diversified Financials	2.4
Retailing	2.1
Health Care Equipment & Services	2.1
Consumer Durables & Apparel	2.1
Telecommunication Services	1.9

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

29

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.2%

	Automobiles & Components — 6.6%

156,800	Honda Motor Co Ltd	4,174,371

228,100	Stanley Electric Co Ltd	4,210,539

	Total Automobiles & Components	8,384,910

	Banks — 6.5%
152,700	Sumitomo Mitsui Financial Group Inc	4,605,930
116,700	Sumitomo Mitsui Trust Holdings Inc	3,629,742

	Total Banks	8,235,672

	Capital Goods — 18.2%
251,400	EXEO Group Inc	3,857,082
224,100	Fuji Corp	3,259,655
156,400	Kyudenko Corp	3,148,480
599,300	Penta-Ocean Construction Co Ltd	3,162,700
228,900	Takuma Co Ltd	2,299,737
163,100	THK Co Ltd	3,310,667
74,000	Toyota Industries Corp	4,136,068

	Total Capital Goods	23,174,389

	Commercial & Professional Services — 5.2%
53,700	Secom Co Ltd	3,421,185
203,800	Toppan Inc	3,200,605

	Total Commercial & Professional Services	6,621,790

	Consumer Durables & Apparel — 2.0%
225,000	Haseko Corp	2,578,328

	Diversified Financials — 2.4%
92,000	Zenkoku Hosho Co Ltd	3,040,039

	Food, Beverage & Tobacco — 11.2%
92,100	Ezaki Glico Co Ltd	2,396,408
240,500	Kirin Holdings Co Ltd	3,959,055
88,000	Morinaga & Co Ltd	2,513,557
131,800	NH Foods Ltd	3,772,803
214,000	Takara Holdings Inc	1,623,721

	Total Food, Beverage & Tobacco	14,265,544

	Health Care Equipment & Services — 2.0%
127,000	H.U. Group Holdings Inc	2,579,521

	Insurance — 5.7%
104,600	MS&AD Insurance Group Holdings Inc	3,120,837
384,900	T&D Holdings Inc	4,203,575

	Total Insurance	7,324,412

	Materials — 9.8%
147,900	Denka Co Ltd	3,543,104
119,200	Maruichi Steel Tube Ltd	2,541,100
312,100	Teijin Ltd	3,299,670

Shares	Description	Value ($)

	Materials — continued
421,500	Tokai Carbon Co Ltd	3,076,840

	Total Materials	12,460,714

	Pharmaceuticals, Biotechnology & Life Sciences —3.4%
40,500	Sawai Group Holdings Co Ltd	1,196,886
139,000	Tsumura & Co	3,181,914

	Total Pharmaceuticals, Biotechnology & Life Sciences	4,378,800

	Real Estate — 2.4%
262,400	Aeon Mall Co Ltd	3,129,735

	Retailing — 2.0%
280,800	K’s Holdings Corp	2,587,128

	Semiconductors & Semiconductor Equipment — 7.4%
42,300	Rohm Co Ltd	3,164,800
229,000	SUMCO Corp	3,108,187
95,200	Tokyo Seimitsu Co Ltd	3,171,232

	Total Semiconductors & Semiconductor Equipment	9,444,219

	Software & Services — 3.0%
106,600	NEC Corp	3,887,878

	Technology Hardware & Equipment — 5.8%
152,400	Amano Corp	2,819,208
240,100	Daiwabo Holdings Co Ltd	3,379,924
23,600	FUJIFILM Holdings Corp	1,198,096

	Total Technology Hardware & Equipment	7,397,228

	Telecommunication Services — 1.9%
78,800	KDDI Corp	2,411,368

	Transportation — 2.7%
112,100	Sankyu Inc	3,447,890

	TOTAL COMMON STOCKS (COST $152,637,271)	125,349,565

See accompanying notes to the financial statements.	30

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 1.7%

2,143,544	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	2,143,544

	TOTAL SHORT-TERM INVESTMENTS (COST $2,143,544)	2,143,544

	TOTAL INVESTMENTS — 99.9% (Cost $154,780,815)	127,493,109

	Other Assets and Liabilities (net) — 0.1%	129,902

	TOTAL NET ASSETS — 100.0%	$127,623,011

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

31	See accompanying notes to the financial statements.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.7%
Preferred Stocks	1.8
Mutual Funds	1.3
Short-Term Investments	0.1
Other	0.1

100.0%

Country/Region Summary¤	% of Investments
United States	50.5%
United Kingdom	10.4
France	8.2
Canada	6.4
Mexico	5.5
Spain	4.4
China	3.9
Ireland	2.3
Finland	2.3
Germany	2.2
Brazil	2.1
Hong Kong	1.5
Other Emerging	0.3 †

100.0%

Industry Group Summary	% of Equity Investments#
Consumer Services	13.1%
Energy	12.6
Consumer Durables & Apparel	10.0
Diversified Financials	9.5
Materials	8.2
Capital Goods	6.7
Food, Beverage & Tobacco	6.4
Banks	6.1
Retailing	5.4
Software & Services	5.1
Transportation	3.4
Insurance	2.7
Automobiles & Components	2.7
Technology Hardware & Equipment	2.6
Household & Personal Products	2.2
Semiconductors & Semiconductor
Equipment	1.8
Media & Entertainment	1.5

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

32

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Brazil — 0.3%
23,051	Vale SA	285,789

	Canada — 6.4%
64,534	Brookfield Asset Management Inc – Class A	3,104,731
40,009	Nutrien Ltd	3,671,626

	Total Canada	6,776,357

	China — 3.9%
236,426	Alibaba Group Holding Ltd*	2,820,690
31,902	Tencent Holdings Ltd	1,318,533

	Total China	4,139,223

	Finland — 2.3%
49,267	Neste Oyj	2,430,677

	France — 8.2%
3,980	Kering SA	1,996,974
5,071	LVMH Moet Hennessy Louis Vuitton SE	3,272,148
33,593	Safran SA	3,424,957

	Total France	8,694,079

	Germany — 2.1%
22,394	Beiersdorf AG	2,260,450

	Hong Kong — 1.5%
287,833	Galaxy Entertainment Group Ltd	1,608,895

	Ireland — 2.3%
175,114	Ryanair Holdings Plc*	2,169,521
4,003	Ryanair Holdings Plc Sponsored ADR*	291,058

	Total Ireland	2,460,579

	Mexico — 5.5%
496,770	Fomento Economico Mexicano SAB de CV	3,109,359
713,042	Grupo Mexico SAB de CV – Series B	2,686,317

	Total Mexico	5,795,676

	Russia — 0.3%
33,541	LUKOIL PJSC (a)	164,351
72,920	Novatek PJSC (a)	94,808

	Total Russia	259,159

	Spain — 4.4%
50,172	Amadeus IT Group SA*	2,648,548
94,053	Industria de Diseno Textil SA	2,030,739

	Total Spain	4,679,287

	United Kingdom — 10.4%
42,057	Berkeley Group Holdings Plc	1,780,402

Shares	Description	Value ($)
	United Kingdom — continued
216,619	Compass Group Plc	4,659,703
83,894	Persimmon Plc	1,435,519
162,767	S4 Capital Plc*	250,168
107,568	Shell Plc	2,847,114

	Total United Kingdom	10,972,906

	United States — 49.1%
21,915	American Express Co.	3,331,080
1,453	Booking Holdings, Inc.*	2,725,552
73,493	BorgWarner, Inc.	2,770,686
8,794	CarMax, Inc.*	777,741
16,898	Chevron Corp.	2,670,898
47,060	Darling Ingredients, Inc.*	3,579,384
30,534	EOG Resources, Inc.	3,703,774
21,771	Global Payments, Inc.	2,704,611
32,401	Green Plains, Inc.*	1,186,849
20,919	Hilton Worldwide Holdings, Inc.	2,664,244
34,410	Intercontinental Exchange, Inc.	3,470,248
2,173	Lam Research Corp.	951,578
51,735	Las Vegas Sands Corp.*	1,946,788
75,437	Lyft, Inc. – Class A*	1,111,187
2,337	Markel Corp.*	2,790,635
15,790	Micron Technology, Inc.	892,609
39,603	Raytheon Technologies Corp.	3,554,369
67,857	Sensata Technologies Holding Plc	2,733,280
69,662	US Bancorp	3,177,284
46,730	VF Corp.	1,936,959
73,033	Wells Fargo & Co.	3,192,272

	Total United States	51,872,028

	TOTAL COMMON STOCKS
	(COST $98,810,990)	102,235,105

	PREFERRED STOCKS (b) —1.8%

	Brazil — 1.8%
447,775	Bradespar SA	1,884,091

	TOTAL PREFERRED STOCKS
	(COST $2,130,323)	1,884,091

	MUTUAL FUNDS — 1.3%
	United States — 1.3%
	Affiliated Issuers — 1.3%
285,244	GMO U.S. Treasury Fund	1,423,369

	Total United States	1,423,369

	TOTAL MUTUAL FUNDS
	(COST $1,425,208)	1,423,369

33	See accompanying notes to the financial statements.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued )

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

112,795	State Street Institutional Treasury Money

	Market Fund – Premier Class, 2.10% (c)	112,795

	TOTAL SHORT-TERM INVESTMENTS

	(COST $112,795)	112,795

	TOTAL INVESTMENTS — 99.9%

	(Cost $102,479,316)	105,655,360

	Other Assets and Liabilities (net) — 0.1%	113,794

	TOTAL NET ASSETS — 100.0%	$105,769,154

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

See accompanying notes to the financial statements.	34

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	97.0%
Short-Term Investments	2.4
Debt Obligations	0.6
Mutual Funds	0.1
Other	(0.1)

100.0%

Country/Region Summary¤	% of Investments

United States	79.1%
United Kingdom	4.7
France	3.8
Switzerland	3.4
Germany	2.8
Taiwan	2.8
China	1.8
Netherlands	1.0
Other Developed	0.6 ‡

100.0%

Industry Group Summary	% of Equity Investments#

Software & Services	22.0%
Health Care Equipment & Services	15.2
Semiconductors & Semiconductor Equipment	11.2
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Banks	7.0
Retailing	6.3
Food, Beverage & Tobacco	5.9
Media & Entertainment	5.3
Technology Hardware & Equipment	4.7
Capital Goods	4.6
Consumer Services	2.6
Household & Personal Products	2.1
Diversified Financials	1.7
Consumer Durables & Apparel	1.2
Transportation	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

35

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.0%

	Banks — 6.8%

5,247,709	US Bancorp	239,348,008

5,583,057	Wells Fargo & Co.	244,035,421

	Total Banks	483,383,429

	Capital Goods — 4.5%

521,814	Knorr-Bremse AG	25,289,670

1,598,517	Otis Worldwide Corp.	115,444,898

1,739,719	Safran SA	177,372,144

	Total Capital Goods	318,106,712

	Consumer Durables & Apparel — 1.2%

128,035	LVMH Moet Hennessy Louis Vuitton SE	82,616,732

	Consumer Services — 2.5%

8,258,572	Compass Group Plc	177,650,590

	Diversified Financials — 1.6%

767,101	American Express Co.	116,599,352

	Food, Beverage & Tobacco — 5.7%

3,365,220	Coca-Cola Co. (The)	207,667,726

410,946	Constellation Brands, Inc. – Class A	101,113,263

805,326	Nestle SA (Registered)	94,241,606

	Total Food, Beverage & Tobacco	403,022,595

	Health Care Equipment & Services — 14.8%

964,255	Abbott Laboratories	98,980,776

283,614	Cigna Corp.	80,390,388

399,991	Elevance Health, Inc.	194,039,634

359,718	Intuitive Surgical, Inc.*	74,008,381

1,752,978	Medtronic Plc	154,121,826

880,447	Quest Diagnostics, Inc.	110,328,813

640,654	UnitedHealth Group, Inc.	332,710,842

	Total Health Care Equipment & Services	1,044,580,660

	Household & Personal Products — 2.0%

3,204,611	Unilever Plc	145,368,595

	Media & Entertainment — 5.1%

1,983,506	Alphabet, Inc. – Class A*	214,655,019

910,937	Meta Platforms, Inc. – Class A*	148,418,966

	Total Media & Entertainment	363,073,985

	Pharmaceuticals, Biotechnology & Life Sciences — 9.6%

465,245	Eli Lilly & Co.	140,145,751

1,660,003	Johnson & Johnson	267,824,884

1,587,935	Merck & Co., Inc.	135,546,132

426,667	Roche Holding AG – Genusschein	137,489,753

	Total Pharmaceuticals, Biotechnology & Life Sciences	681,006,520

Shares/ Par Value†	Description	Value ($)

	Retailing — 6.1%
10,376,132	Alibaba Group Holding Ltd*	123,792,871
1,063,180	Amazon.com, Inc.*	134,779,328

2,816,360	TJX Cos, Inc. (The)	175,600,046

	Total Retailing	434,172,245

	Semiconductors & Semiconductor Equipment — 10.9%

139,684	ASML Holding NV	68,181,905

250,286	KLA Corp.	86,130,921

438,711	Lam Research Corp.	192,115,934

11,946,790	Taiwan Semiconductor Manufacturing Co Ltd	195,566,341

1,372,081	Texas Instruments, Inc.	226,681,502

	Total Semiconductors & Semiconductor Equipment	768,676,603

	Software & Services — 21.3%

719,285	Accenture Plc – Class A	207,484,951
255,796	Adobe, Inc.*	95,524,458

815,368	Amadeus IT Group SA*	43,042,767

597,726	Global Payments, Inc.	74,255,501

1,770,391	Microsoft Corp.	462,904,135

2,543,063	Oracle Corp.	188,568,121

755,290	salesforce.com, Inc.*	117,915,875

2,016,664	SAP SE	171,757,989

755,228	Visa, Inc. – Class A	150,071,356

	Total Software & Services	1,511,525,153

	Technology Hardware & Equipment — 4.6%

1,793,334	Apple, Inc.	281,947,971

930,991	Cisco Systems, Inc.	41,633,918

	Total Technology Hardware & Equipment	323,581,889

	Transportation — 0.3%

1,230,112	Lyft, Inc. – Class A*	18,119,550

	TOTAL COMMON STOCKS (COST $4,654,919,747)	6,871,484,610

	DEBT OBLIGATIONS — 0.6%

	U.S. Government — 0.6%

USD40,000,000	U.S. Treasury Note, Variable Rate, USBM

	+ 0.04%, 2.94, due 07/31/24	39,946,996

	TOTAL DEBT OBLIGATIONS (COST $39,998,043)	39,946,996

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

1,155,359	GMO U.S. Treasury Fund	5,765,241

	TOTAL MUTUAL FUNDS (COST $5,776,758)	5,765,241

See accompanying notes to the financial statements.	36

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.4%

	Money Market Funds — 0.1%

6,725,380	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	6,725,380

	U.S. Government — 2.3%

48,200,000	U.S. Treasury Bill, 3.04%, due 12/29/22 (b)	47,723,211

99,499,999	U.S. Treasury Bill, 3.10%, due 01/26/23 (b)	98,264,416

15,300,000	U.S. Treasury Bill, 3.37%, due 07/13/23 (b)	14,863,400

	Total U.S. Government	160,851,027

	TOTAL SHORT-TERM INVESTMENTS (COST $167,727,363)	167,576,407

	TOTAL INVESTMENTS — 100.1%
	(Cost $4,868,421,911)	7,084,773,254
	Other Assets and Liabilities (net) — (0.1)%	(4,441,011)

	TOTAL NET ASSETS — 100.0%	$7,080,332,243

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.
(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

37	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	90.1%
Preferred Stocks	8.5
Short-Term Investments	0.5
Rights/Warrants	0.0 ^
Other	0.9

100.0%

Country/Region Summary¤	% of Investments

United States	31.7%
United Kingdom	11.9
Brazil	10.6
Canada	10.4
Australia	4.7
South Africa	2.9
Japan	2.9
Norway	2.9
Other Emerging	2.7	†
Portugal	2.6
Mexico	2.1
Other Developed	1.9	‡
India	1.7
China	1.6
Chile	1.6
Spain	1.5
Denmark	1.5
Austria	1.4
France	1.3
Argentina	1.1
Hungary	1.0

	100.0%

Industry Group Summary	% of Equity Investments#

Energy	57.6%
Industrial Metals	29.8
Agriculture	10.8
Water	1.7
Cash/Other	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

38

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.1%

	Argentina — 1.1%

2,673,575	Adecoagro SA (a)	24,650,361

	Australia — 4.6%

16,885,684	Beach Energy Ltd	19,516,941

735,000	Clean TeQ Water Ltd*	274,805

4,878,110	Fortescue Metals Group Ltd	60,623,054

6,201,772	Jupiter Mines Ltd	848,462

159,448	Mineral Resources Ltd	6,793,668

6,690,730	Perenti Global Ltd (a)	3,549,014

4,314,239	Sandfire Resources Ltd (a)	13,323,852

1,470,000	Sunrise Energy Metals Ltd*	2,976,551

	Total Australia	107,906,347

	Austria — 1.4%

781,006	OMV AG	31,468,500

	Brazil — 3.8%

1,832,700	Enauta Participacoes SA	5,886,594

3,336,603	Sao Martinho SA	20,433,679

927,420	SLC Agricola SA	8,663,811

2,072,600	Suzano SA	17,632,876

2,806,868	Vale SA	34,799,898

	Total Brazil	87,416,858

	Canada — 10.3%

850,200	Anaergia Inc* (a)	6,188,687

436,300	Birchcliff Energy Ltd (a)	3,843,599

1,461,929	Canadian Solar Inc* (a)	66,035,333

519,700	Crescent Point Energy Corp	3,944,523

747,652	Enerflex Ltd (a)	3,751,496

1,535,100	First Quantum Minerals Ltd	27,163,912

1,617,600	Greenlane Renewables Inc* (a)	997,644

6,747,900	Ivanhoe Mines Ltd – Class A* (a)	43,364,127

1,653,309	Largo Inc* (a)	11,254,108

1,502,400	Li-Cycle Holdings Corp*	10,832,304

235,700	Nutrien Ltd	21,630,189

1,105,600	Tamarack Valley Energy Ltd (a)	3,527,212

219,500	Teck Resources Ltd – Class B (b)	7,430,075

376,800	Teck Resources Ltd – Class B (b)	12,761,308

627,100	Vermilion Energy Inc	16,749,841

	Total Canada	239,474,358

	China — 1.6%

10,394,000	China High Speed Transmission Equipment Group Co Ltd* (a)	5,876,178

5,338,000	China Oilfield Services Ltd – Class H	5,544,225

5,782,000	China Water Affairs Group Ltd	5,266,692

2,374,884	Inner Mongolia Eerduosi Resources Co Ltd –Class A	6,059,614

1,431,066	Western Mining Co Ltd – Class A	2,198,636

Shares	Description	Value ($)

	China — continued

8,564,600	Xinjiang Goldwind Science & Technology Co Ltd – Class H	12,762,641

	Total China	37,707,986

	Colombia — 0.5%

24,655,904	Ecopetrol SA	12,564,546

	Denmark — 1.4%

1,335,313	Vestas Wind Systems A/S	33,410,999

	Finland — 0.5%

383,853	Kemira Oyj	4,620,350

127,268	Neste Oyj	6,278,997

	Total Finland	10,899,347

	France — 1.2%

23,100	Eramet SA	1,958,500

750,372	Technip Energies NV	9,381,652

680,391	Veolia Environnement SA	15,164,154

58,741	Vilmorin & Cie SA	2,524,077

	Total France	29,028,383

	Hungary — 1.0%

3,429,752	MOL Hungarian Oil & Gas Plc	23,632,194

	India — 1.7%

11,319,748	Oil & Natural Gas Corp Ltd	19,553,353

2,646,123	Oil India Ltd	6,374,869

3,805,395	Vedanta Ltd	12,713,324

	Total India	38,641,546

	Israel — 0.8%

82,064	Delek Group Ltd*	14,253,374

84,672	Equital Ltd*	3,144,642

123,109	Naphtha Israel Petroleum Corp Ltd*	741,197

	Total Israel	18,139,213

	Italy — 0.4%

728,735	Eni SPA	8,608,492

	Japan — 2.9%

380,300	Ebara Corp	14,406,379

2,984,400	Inpex Corp	34,304,565

142,400	Japan Petroleum Exploration Co Ltd	4,057,040

767,700	Mitsubishi Materials Corp (a)	11,457,938

66,700	Nittetsu Mining Co Ltd	2,953,745

	Total Japan	67,179,667

	Mexico — 2.0%

12,482,040	Grupo Mexico SAB de CV – Series B	47,024,885

39	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 0.1%

243,042	SBM Offshore NV	3,394,050

	Norway — 2.8%

1,388,061	Austevoll Seafood ASA	14,878,525

4,089,354	DNO ASA	5,810,224

1,060,355	Equinor ASA	41,153,048

245,479	TGS ASA	3,735,705

	Total Norway	65,577,502

	Pakistan — 0.1%

4,139,800	Fauji Fertilizer Co Ltd	1,968,707

595,518	Pakistan Oilfields Ltd	1,151,976

	Total Pakistan	3,120,683

	Poland — 0.7%

13,436,401	Polskie Gornictwo Naftowe i Gazownictwo SA*	15,961,484

	Portugal — 2.5%

5,447,143	Galp Energia SGPS SA	58,823,593

	Russia — 0.7%

3,574,704	Gazprom Neft PJSC (c)	1,723,095

14,145,410	Gazprom PJSC* (c)	4,137,648

248,399	LUKOIL PJSC (c)	1,217,155

232,917	MMC Norilsk Nickel PJSC (c)	4,313,928

338,098	PhosAgro PJSC (c)	3,072,036

6,533	PhosAgro PJSC GDR* (c) (d)	19,901

2	PhosAgro PJSC GDR (Registered) (c)	6

601,778	Ros Agro Plc GDR (Registered) (c)	545,954

3,476,399	Tatneft PJSC (c)	1,819,126

	Total Russia	16,848,849

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd* (a) (c)	—

	South Africa — 2.9%

776,524	African Rainbow Minerals Ltd	10,694,828

60,496	Anglo American Platinum Ltd	4,223,199

2,485,508	Impala Platinum Holdings Ltd	26,044,015

232,911	Sasol Ltd*	4,479,495

9,853,011	Sibanye Stillwater Ltd	22,011,834

	Total South Africa	67,453,371

	South Korea — 0.1%

4,718	Young Poong Corp	2,451,670

	Spain — 1.4%

2,580,380	Repsol SA	33,514,180

	Switzerland — 0.1%

25,900	Gurit Holding AG (a)	2,711,365

Shares	Description	Value ($)

	Turkey — 0.3%

4,355,741	Koza Anadolu Metal Madencilik Isletmeleri AS*	6,477,639

	Ukraine — 0.1%

501,341	Kernel Holding SA	2,251,264

	United Kingdom — 11.8%

286,995	Anglo American Plc	9,222,431

12,564,156	BP Plc	64,201,906

1,445,756	Central Asia Metals Plc	3,849,368

4,570,904	Ferrexpo Plc	7,862,464

14,241,777	Glencore Plc	77,867,772

1,862,086	John Wood Group Plc*	2,787,820

1,574,861	Serica Energy Plc	6,817,536

3,833,702	Shell Plc	101,470,577

	Total United Kingdom	274,079,874

	United States — 31.3%

993,524	Aemetis, Inc.*	9,060,939

477,200	AGCO Corp.	51,876,412

1,050,600	Ameresco, Inc. – Class A*	72,333,810

85,700	California Resources Corp.	4,281,572

4,898,666	Clean Energy Fuels Corp.*	32,919,035

623,000	Darling Ingredients, Inc.*	47,385,380

66,400	Deere & Co.	24,252,600

1,090,582	Freeport-McMoRan, Inc.	32,281,227

1,440,024	GrafTech International Ltd.	8,467,341

1,105,893	Green Plains, Inc.*	40,508,861

517,200	Hess Corp.	62,467,416

17,575,601	Kosmos Energy Ltd.*	124,259,499

1,352,500	Livent Corp.* (a)	43,523,450

143,300	Marathon Oil Corp.	3,667,047

243,281	Montauk Renewables, Inc.*	4,318,238

819,321	Mosaic Co. (The)	44,136,822

197,100	PotlatchDeltic Corp. (REIT)	9,149,382

128,124	SolarEdge Technologies, Inc.*	35,358,380

2,192,066	Sunrun, Inc.*	72,403,940

620,332	TechnipFMC Plc*	5,074,316

	Total United States	727,725,667

	TOTAL COMMON STOCKS (COST $2,069,931,812)	2,098,144,873

	PREFERRED STOCKS (e) —8.5%

	Brazil — 6.7%

18,473,826	Bradespar SA	77,731,826

12,278,981	Petroleo Brasileiro SA	78,431,212

	Total Brazil	156,163,038

	Chile — 1.6%

370,495	Sociedad Quimica y Minera de Chile SA Sponsored ADR	36,930,942

See accompanying notes to the financial statements.	40

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Russia — 0.2%

20,237,584	Surgutneftegas PJSC (c)	673,016

7,494,797	Tatneft PJSC (c)	3,595,045

	Total Russia	4,268,061

	TOTAL PREFERRED STOCKS (COST $230,582,088)	197,362,041

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, expires 04/16/23* (a) (c)	2

	Total Singapore	2

	TOTAL RIGHTS/WARRANTS (COST $0)	2

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.0%

828,033	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (f)	828,033

	U.S. Government — 0.5%

7,000,000	U.S. Treasury Bill, 3.09%, due 01/19/23 (g)	6,917,544

Par Value†	Description	Value ($)

	U.S. Government — continued

4,000,000	U.S. Treasury Bill, 3.37%, due 07/13/23 (g)	3,885,856

	Total U.S. Government	10,803,400

	TOTAL SHORT-TERM INVESTMENTS (COST $11,642,827)	11,631,433

	TOTAL INVESTMENTS — 99.1% (Cost $2,312,156,727)	2,307,138,349

	Other Assets and Liabilities (net) — 0.9%	20,377,836

	TOTAL NET ASSETS — 100.0%	$2,327,516,185

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2022
PhosAgro PJSC GDR	08/26/16	$93,496	0.0%	$19,901

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of August 31, 2022.

(g)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

41	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	99.6%
Mutual Funds	2.0
Preferred Stocks	0.7
Short-Term Investments	0.1
Other	(2.4)

100.0%

Country/Region Summary¤	% of Investments

Japan	23.6%
United Kingdom	15.4
France	10.0
Netherlands	6.7
Switzerland	6.5
Spain	5.2
Germany	4.4
Norway	3.9
Australia	3.9
Singapore	3.7
Other Emerging	2.9 †
Turkey	2.2
China	2.1
South Korea	2.0
United States	1.9
Italy	1.6
Other Developed	1.5 ‡
Portugal	1.3
Hong Kong	1.2
100.0%

Industry Group Summary	% of Equity Investments#

Capital Goods	15.0%
Pharmaceuticals, Biotechnology & Life Sciences	12.9
Food, Beverage & Tobacco	10.8
Banks	9.9
Materials	7.1
Telecommunication Services	6.8
Energy	6.0
Consumer Durables & Apparel	5.3
Diversified Financials	4.5
Technology Hardware & Equipment	4.1
Food & Staples Retailing	3.6
Commercial & Professional Services	3.4
Semiconductors & Semiconductor Equipment	2.3
Automobiles & Components	2.3
Retailing	1.4
Insurance	1.3
Household & Personal Products	0.6
Media & Entertainment	0.6
Utilities	0.6
Real Estate	0.5
Health Care Equipment & Services	0.4
Software & Services	0.3
Transportation	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

42

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.6%

	Australia — 4.0%

6,116	Accent Group Ltd	6,219

460	Ampol Ltd	10,812

1,260	BHP Group Ltd	34,373

11,792	BlueScope Steel Ltd	132,304

3,646	Brambles Ltd	30,686

1,067	Computershare Ltd	17,795

3,515	CSR Ltd	10,784

6,028	Fortescue Metals Group Ltd	74,913

12,342	GrainCorp Ltd – Class A	69,806

2,196	JB Hi-Fi Ltd	60,565

13,178	Rio Tinto Ltd	836,979

4,330	Sims Ltd	44,675

1,242	Woodside Energy Group Ltd	28,850

	Total Australia	1,358,761

	Belgium — 0.4%

1,131	Bekaert SA	34,691

1,589	UCB SA	111,654

	Total Belgium	146,345

	Brazil — 0.5%

4,400	Banco do Brasil SA	35,260

7,000	Marfrig Global Foods SA	17,694

900	Petroleo Brasileiro SA Sponsored ADR	12,861

46,400	TIM SA	105,511

	Total Brazil	171,326

	China — 2.2%

29,500	BAIC Motor Corp Ltd – Class H	8,121

135,000	Bank of Communications Co Ltd – Class H	76,919

20,000	China Everbright Bank Co Ltd – Class H	6,131

47,000	China Medical System Holdings Ltd	69,559

271,000	China Railway Group Ltd – Class H	155,146

107,500	China Resources Pharmaceutical Group Ltd	73,654

84,000	Dongfeng Motor Group Co Ltd – Class H	53,260

10,500	Kingboard Holdings Ltd	33,156

59,000	Metallurgical Corp of China Ltd – Class H	11,174

46,000	PICC Property & Casualty Co Ltd – Class H	49,755

43,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	63,240

12,000	Sinopharm Group Co Ltd – Class H	26,733

196,000	Skyworth Group Ltd	97,380

16,000	Tianneng Power International Ltd	17,022

	Total China	741,250

	Denmark — 0.1%

1,228	Scandinavian Tobacco Group A/S	18,403

	Finland — 0.2%

1,788	Kesko Oyj	37,615

Shares	Description	Value ($)
	Finland — continued

4,513	Nokia Oyj	22,743

406	Outokumpu Oyj	1,628

1,091	Stora Enso Oyj – R Shares	16,241

	Total Finland	78,227

	France — 10.2%

598	Alten SA	73,525

334	APERAM SA	9,015

16,708	Cie de Saint-Gobain	672,960

1,448	Coface SA	14,479

4,937	Derichebourg SA	27,773

2,774	Ipsen SA	265,852

1,111	IPSOS	50,474

385	Kaufman & Broad SA	9,118

204	Kering SA	102,358

99	LVMH Moet Hennessy Louis Vuitton SE	63,881

1,957	Publicis Groupe SA	95,551

1,131	Rexel SA*	18,370

10,116	Sanofi	826,981

948	Schneider Electric SE	112,677

390	Societe BIC SA	22,186

9,391	Societe Generale SA	207,028

19,100	STMicroelectronics NV	666,590

2,457	Television Francaise 1	15,582

5,053	TotalEnergies SE	255,832

	Total France	3,510,232

	Germany — 4.1%

390	Aurubis AG	23,613

3,477	Bayer AG (Registered)	183,891

4,340	Bayerische Motoren Werke AG	319,765

821	Deutsche Post AG (Registered)	29,966

207	Henkel AG & Co KGaA	12,946

84	Hornbach Holding AG & Co KGaA	5,925

8,291	Kloeckner & Co SE	74,821

3,407	Merck KGaA	585,254

106	Rheinmetall AG	16,827

662	RTL Group SA*	24,597

300	SAP SE ADR	25,566

516	Volkswagen AG	95,445

	Total Germany	1,398,616

	Hong Kong — 1.3%

9,100	ASMPT Ltd	70,483

5,800	Chow Tai Fook Jewellery Group Ltd	11,674

18,000	CK Asset Holdings Ltd	121,496

51,000	IGG Inc*	21,925

4,000	Johnson Electric Holdings Ltd	4,724

4,800	VTech Holdings Ltd	32,642

254,000	WH Group Ltd	173,056

	Total Hong Kong	436,000

43	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Hungary — 0.0%

3,883	Magyar Telekom Telecommunications Plc	3,297

	India — 0.7%

11,593	GAIL India Ltd	19,700

26,699	ITC Ltd	106,763

6,972	Power Finance Corp Ltd	10,427

1,169	Rajesh Exports Ltd	8,627

70,074	REC Ltd	95,060

	Total India	240,577

	Ireland — 0.4%

17,544	Bank of Ireland Group Plc	108,098

710	Kingspan Group Plc	40,199

	Total Ireland	148,297

	Italy — 1.6%

6,166	Anima Holding SPA	20,953

3,466	Arnoldo Mondadori Editore SPA	5,659

2,317	Banca IFIS SPA	27,667

2,651	Eni SPA	31,316

1,005	Esprinet SPA	6,836

4,834	EXOR NV	291,032

3,486	Italgas SPA	17,931

4,828	Leonardo SPA	39,511

128	Sesa SPA	15,646

4,204	Terna - Rete Elettrica Nazionale	29,887

1,044	Unieuro SPA	11,871

13,409	Unipol Gruppo SPA	56,151

	Total Italy	554,460

	Japan — 24.1%

400	Advantest Corp	22,654

33,300	Asahi Kasei Corp	243,349

100	Bandai Namco Holdings Inc	7,504

8,500	Brother Industries Ltd	162,669

32,900	Canon Inc	787,932

600	Dai Nippon Printing Co Ltd	12,629

3,400	Daiwabo Holdings Co Ltd	47,862

1,200	Dexerials Corp	33,364

1,300	FUJIFILM Holdings Corp	65,997

3,100	Haseko Corp	35,524

31,000	ITOCHU Corp	853,142

47,800	Japan Tobacco Inc	809,895

29,400	KDDI Corp	899,673

72,000	Marubeni Corp	750,404

12,000	Mitsubishi Corp	392,888

31,800	Mitsubishi UFJ Financial Group Inc	164,850

26,800	Mitsui & Co Ltd	628,973

3,800	NGK Spark Plug Co Ltd	77,967

1,000	Nichias Corp	17,270

800	Nikon Corp	9,132

29,800	Nippon Telegraph & Telephone Corp	807,707

1,000	Ono Pharmaceutical Co Ltd	23,870

Shares	Description	Value ($)

	Japan — continued

4,700	Panasonic Holdings Corp	38,138

1,900	Sega Sammy Holdings Inc	28,205

1,800	Seiko Epson Corp	28,285

8,600	Sekisui Chemical Co Ltd	117,246

17,700	Sekisui House Ltd	300,982

100	Shimamura Co Ltd	9,064

15,620	Sojitz Corp	262,821

51,100	Sumitomo Chemical Co Ltd	201,146

5,300	Sumitomo Forestry Co Ltd	89,610

8,300	Toyota Tsusho Corp	290,567

900	Yakult Honsha Co Ltd	53,231

500	Yamaha Motor Co Ltd	10,362

	Total Japan	8,284,912

	Malaysia — 0.0%

6,400	Petronas Chemicals Group Bhd	12,553

	Malta — 0.0%

1,718,063	BGP Holdings* (a)	2

	Netherlands — 6.8%

28,930	Koninklijke Ahold Delhaize NV	795,772

7,809	NN Group NV	320,934

13,234	Randstad NV	616,317

6,306	Signify NV	179,253

4,388	Wolters Kluwer NV	429,115

	Total Netherlands	2,341,391

	Norway — 4.0%

23,798	Equinor ASA	923,615

58,161	Norsk Hydro ASA	399,630

1,503	SpareBank 1 Nord Norge	13,547

879	SpareBank 1 SR-Bank ASA	10,055

2,219	Var Energi ASA	9,641

4,556	XXL ASA	2,550

	Total Norway	1,359,038

	Poland — 0.1%

233	Asseco Poland SA	3,552

31,345	Polskie Gornictwo Naftowe i Gazownictwo SA*	37,236

	Total Poland	40,788

	Portugal — 1.3%

10,619	Galp Energia SGPS SA	114,674

11,865	Jeronimo Martins SGPS SA	263,068

8,084	Navigator Co SA (The)	32,077

53,911	Sonae SGPS SA	54,188

	Total Portugal	464,007

	Russia — 0.0%

833	QIWI Plc Sponsored ADR (a)	336

See accompanying notes to the financial statements.	44

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

9,800	Surgutneftegas PJSC (a)	287

	Total Russia	623

	Singapore — 3.8%

32,399	DBS Group Holdings Ltd	754,362

2,300	Jardine Cycle & Carriage Ltd	53,995

23,800	Keppel Corp Ltd	123,606

800	United Overseas Bank Ltd	15,600

61,200	Wilmar International Ltd	176,647

15,200	Yangzijiang Financial Holding Ltd*	4,066

246,300	Yangzijiang Shipbuilding Holdings Ltd	170,695

	Total Singapore	1,298,971

	South Africa — 0.1%

2,596	Aspen Pharmacare Holdings Ltd	22,278

11,423	Netcare Ltd	9,787

2,988	Truworths International Ltd	9,965

	Total South Africa	42,030

	South Korea — 2.0%

13,501	BNK Financial Group Inc	67,320

213	DB Insurance Co Ltd	9,486

4,624	DGB Financial Group Inc	25,629

177	E-MART Inc	12,850

885	GS Holdings Corp	30,384

6,606	Hanwha Life Insurance Co Ltd*	11,333

222	Hyundai Glovis Co Ltd	29,088

160	Hyundai Mobis Co Ltd	25,516

914	Kia Corp	54,783

3,650	KT&G Corp	226,729

456	LG Electronics Inc	34,122

110	LG Innotek Co Ltd	28,001

1,272	LOTTE Fine Chemical Co Ltd	66,554

464	LX International Corp	14,943

165	LX Semicon Co Ltd	11,609

494	SL Corp	14,082

1,114	Youngone Corp	36,884

	Total South Korea	699,313

	Spain — 5.3%

204	Acciona SA	39,957

23,861	Acerinox SA	215,890

170,712	Banco Bilbao Vizcaya Argentaria SA	766,018

685,493	Banco de Sabadell SA	471,437

3,410	Banco Santander SA	8,254

480	Ebro Foods SA	7,586

6,371	Industria de Diseno Textil SA	137,559

12,327	Repsol SA	160,104

34,733	Unicaja Banco SA	31,276

	Total Spain	1,838,081

Shares	Description	Value ($)

	Sweden — 0.4%

2,995	Investor AB – A Shares	49,779

2,362	Investor AB – B Shares	37,228

5,137	SSAB AB – A Shares	24,707

9,193	SSAB AB – B Shares	42,922

	Total Sweden	154,636

	Switzerland — 6.7%

92	ALSO Holding AG (Registered)*	15,294

197	Cie Financiere Richemont SA – Class A (Registered)	22,030

446	DKSH Holding AG	33,184

134	Kuehne + Nagel International AG(Registered)	30,969

2,763	Novartis AG (Registered)	223,494

400	Novartis AG Sponsored ADR	32,208

85	Roche Holding AG	32,466

3,938	Roche Holding AG – Genusschein	1,268,987

24	Swisscom AG (Registered)	12,409

39,195	UBS Group AG (Registered)	621,112

165	Vetropack Holding AG (Registered)	5,784

	Total Switzerland	2,297,937

	Taiwan — 0.7%

12,000	Asustek Computer Inc	99,852

12,000	Chipbond Technology Corp	22,397

9,000	Mitac Holdings Corp	8,275

89,000	Pou Chen Corp	84,309

5,000	Ruentex Industries Ltd	10,650

270	Yuanta Financial Holding Co Ltd	179

	Total Taiwan	225,662

	Thailand — 0.6%

93,200	AP Thailand Pcl NVDR	25,519

21,100	Bangkok Dusit Medical Services Pcl NVDR	16,910

7,700	Kiatnakin Phatra Bank Pcl NVDR	15,284

247,100	Krung Thai Bank Pcl NVDR	114,252

649,600	Sansiri Pcl NVDR	19,572

	Total Thailand	191,537

	Turkey — 2.2%

379,710	Akbank TAS	243,881

18,682	Arcelik AS	71,982

12,054	Aselsan Elektronik Sanayi Ve Ticaret AS	17,244

3,483	Dogus Otomotiv Servis ve Ticaret AS	19,101

869	Ford Otomotiv Sanayi AS	15,790

53,726	Haci Omer Sabanci Holding AS	75,052

36,099	KOC Holding AS	90,063

1,994	Tofas Turk Otomobil Fabrikasi AS	9,621

85,108	Turkiye Garanti Bankasi AS	107,364

133,185	Turkiye Is Bankasi AS – Class C	57,692

8,373	Vestel Elektronik Sanayi ve Ticaret AS	13,701

45	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

109,290	Yapi ve Kredi Bankasi AS	42,230

	Total Turkey	763,721

	United Kingdom — 15.8%

19,172	3i Group Plc	269,870

8,970	BAE Systems Plc	80,785

69,637	Barratt Developments Plc	344,758

5,010	Bellway Plc	118,458

16,100	BP Plc Sponsored ADR	496,524

7,008	British American Tobacco Plc	280,690

20,000	British American Tobacco Plc Sponsored ADR	801,000

295,047	BT Group Plc	516,126

424	Bunzl Plc	14,062

11,042	Coca-Cola HBC AG*	251,971

403	Ferguson Plc	46,671

22,180	GSK Plc Sponsored ADR	720,406

24,100	Haleon Plc ADR*	144,118

1,519	IG Group Holdings Plc	14,415

36,837	Imperial Brands Plc	810,113

7,384	Investec Plc	35,493

6,819	Kingfisher Plc	18,318

297	Morgan Sindall Group Plc	5,929

2,686	Next Plc	180,880

5,740	Persimmon Plc	98,218

3,503	Plus500 Ltd	69,030

13,515	Redrow Plc	79,393

6,565	Spirent Communications Plc	19,638

	Total United Kingdom	5,416,866

	TOTAL COMMON STOCKS (COST $35,132,386)	34,237,859

	PREFERRED STOCKS (b) — 0.7%

	Brazil — 0.3%

70,200	Cia Paranaense de Energia – Class B	94,052

	Germany — 0.4%

1,061	Bayerische Motoren Werke AG	73,765

186	Draegerwerk AG & Co KGaA	8,800

912	Henkel AG & Co KGaA	58,855

	Total Germany	141,420

	South Korea — 0.0%

302	LG Electronics Inc	10,603

	TOTAL PREFERRED STOCKS (COST $253,562)	246,075

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.0%

	United States — 2.0%

	Affiliated Issuers — 2.0%

132,071	GMO U.S. Treasury Fund	659,037

	Total United States	659,037

	TOTAL MUTUAL FUNDS (COST $659,354)	659,037

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

42,166	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (c)	42,166

	TOTAL SHORT-TERM INVESTMENTS (COST $42,166)	42,166

	TOTAL INVESTMENTS — 102.4% (Cost $36,087,468)	35,185,137

	Other Assets and Liabilities (net) — (2.4)%	(808,496)

	TOTAL NET ASSETS — 100.0%	$34,376,641

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

See accompanying notes to the financial statements.	46

GMO U.S. Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.6%
Mutual Funds	0.9
Short-Term Investments	0.3
Futures Contracts	0.0 ^
Other	0.2

100.0%

Industry Group Summary	% of Equity Investments#
Technology Hardware & Equipment	12.1%
Retailing	9.7
Software & Services	9.2
Media & Entertainment	7.8
Semiconductors & Semiconductor Equipment	7.7
Pharmaceuticals, Biotechnology & Life Sciences	7.4
Capital Goods	6.6
Energy	6.4
Food, Beverage & Tobacco	5.9
Diversified Financials	5.5
Consumer Durables & Apparel	4.5
Food & Staples Retailing	4.2
Health Care Equipment & Services	3.6
Materials	3.2
Insurance	2.2
Real Estate	1.7
Commercial & Professional Services	1.0
Banks	0.4
Consumer Services	0.3
Telecommunication Services	0.3
Transportation	0.1
Automobiles & Components	0.1
Household & Personal Products	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

47

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Automobiles & Components — 0.1%

14,600	Standard Motor Products, Inc.	535,820

	Banks — 0.4%

38,192	Associated Banc-Corp.	765,368

4,300	Atlantic Union Bankshares Corp.	139,535

12,800	Farmers National Banc Corp.	182,912

8,900	Hanmi Financial Corp.	220,008

4,100	Independent Bank Corp.	84,132

7,200	Radian Group, Inc.	151,992

3,300	Towne Bank	94,017

	Total Banks	1,637,964

	Capital Goods — 6.5%

17,000	3M Co.	2,113,950

3,300	Allison Transmission Holdings, Inc.	119,658

6,500	AMETEK, Inc.	781,040

3,847	Boise Cascade Co.	239,784

4,402	Carlisle Cos, Inc.	1,301,495

68,453	Carrier Global Corp.	2,677,881

2,100	Eaton Corp Plc	286,944

1,400	Emerson Electric Co.	114,436

2,400	Encore Wire Corp.	312,240

68,043	Fortive Corp.	4,309,163

12,600	Fortune Brands Home & Security, Inc.	774,018

12,800	Griffon Corp.	401,280

1,600	JELD-WEN Holding, Inc.*	17,840

1,600	Moog, Inc. – Class A	119,968

32,500	MRC Global, Inc.*	316,225

14,583	Mueller Industries, Inc.	921,208

4,000	Otis Worldwide Corp.	288,880

23,100	PACCAR, Inc.	2,021,481

4,000	Resideo Technologies, Inc.*	83,280

17,748	Trane Technologies Plc	2,734,435

10,136	UFP Industries, Inc.	804,697

9,515	WW Grainger, Inc.	5,280,254

	Total Capital Goods	26,020,157

	Commercial & Professional Services — 1.0%

95,700	ACCO Brands Corp.	567,501

9,600	Deluxe Corp.	184,704

2,700	Heidrick & Struggles International, Inc.	76,842

8,100	ICF International, Inc.	822,636

7,200	Kforce, Inc.	393,984

4,400	Korn Ferry	268,048

5,700	Republic Services, Inc. – Class A	813,504

19,300	Resources Connection, Inc.	377,122

3,000	TrueBlue, Inc.*	61,620

3,400	Waste Management, Inc.	574,702

	Total Commercial & Professional Services	4,140,663

Shares	Description	Value ($)

	Consumer Durables & Apparel — 4.4%

42,800	Acushnet Holdings Corp.	2,039,420

5,500	Beazer Homes USA, Inc.*	78,320

1,700	Brunswick Corp.	127,007

3,300	Carter’s, Inc.	243,705

6,100	Columbia Sportswear Co.	434,564

29,000	Ethan Allen Interiors, Inc.	689,330

47,541	Garmin Ltd.	4,206,903

7,700	G-III Apparel Group Ltd.*	162,239

41,681	La-Z-Boy, Inc.	1,099,962

3,000	Lennar Corp. – Class B	185,040

3,500	M/I Homes, Inc.*	151,340

6,200	MasterCraft Boat Holdings, Inc.*	149,358

10,668	MDC Holdings, Inc.	331,561

9,800	Meritage Homes Corp.*	767,830

5,300	Movado Group, Inc.	169,017

1,300	Oxford Industries, Inc.	138,749

83,400	Taylor Morrison Home Corp. – Class A*	2,094,174

117,452	TRI Pointe Homes, Inc.*	2,035,443

4,500	Vista Outdoor, Inc.*	126,540

15,800	Whirlpool Corp.	2,474,280

	Total Consumer Durables & Apparel	17,704,782

	Consumer Services — 0.3%

1,300	Graham Holdings Co. – Class B	735,059

52,975	Perdoceo Education Corp.*	613,451

	Total Consumer Services	1,348,510

	Diversified Financials — 5.4%

17,000	American Express Co.	2,584,000

9,700	Ameriprise Financial, Inc.	2,599,697

97,400	Bank of New York Mellon Corp. (The)	4,045,022

3,900	Discover Financial Services	391,911

18,300	Donnelley Financial Solutions, Inc.*	776,835

29,043	Enova International, Inc.*	1,014,763

71,900	Intercontinental Exchange, Inc.	7,251,115

15,500	Janus Henderson Group Plc	362,700

3,700	Nelnet, Inc. – Class A	311,688

2,200	Oppenheimer Holdings, Inc. – Class A	79,860

3,247	PROG Holdings, Inc.*	60,199

28,023	State Street Corp.	1,915,372

15,500	Virtu Financial, Inc. – Class A	355,880

	Total Diversified Financials	21,749,042

	Energy — 6.3%

1,100	Chesapeake Energy Corp.	110,539

41,600	Chevron Corp.	6,575,296

4,157	Chord Energy Corp.	588,423

6,600	ConocoPhillips	722,370

2,000	Continental Resources, Inc.	139,660

101,000	Exxon Mobil Corp.	9,654,590

7,800	Gulfport Energy Corp.*	762,528

40,700	Hess Corp.	4,915,746

1,400	Laredo Petroleum, Inc.*	108,654

See accompanying notes to the financial statements.	48

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Energy — continued

16,900	Phillips 66	1,511,874

	Total Energy	25,089,680

	Food & Staples Retailing — 4.1%

8,800	Costco Wholesale Corp.	4,594,480

135,745	Kroger Co. (The)	6,507,615

12,400	SpartanNash Co.	377,332

32,100	Walmart, Inc.	4,254,855

9,300	Weis Markets, Inc.	722,703

	Total Food & Staples Retailing	16,456,985

	Food, Beverage & Tobacco — 5.8%

1,200	Archer-Daniels-Midland Co.	105,468

56,100	General Mills, Inc.	4,308,480

41,600	Hershey Co. (The)	9,346,272

37,400	Keurig Dr Pepper, Inc.	1,425,688

22,900	Kraft Heinz Co. (The)	856,460

13,500	PepsiCo, Inc.	2,325,645

37,000	Tyson Foods, Inc. – Class A	2,789,060

38,765	Universal Corp.	1,978,566

15,300	Vector Group Ltd.	149,940

	Total Food, Beverage & Tobacco	23,285,579

	Health Care Equipment & Services — 3.6%

17,541	AmerisourceBergen Corp. – Class A	2,570,809

21,900	Cigna Corp.	6,207,555

8,800	Elevance Health, Inc.	4,268,968

1,200	Humana, Inc.	578,136

1,981	McKesson Corp.	727,027

	Total Health Care Equipment & Services	14,352,495

	Household & Personal Products — 0.1%

1,900	Kimberly-Clark Corp.	242,288

	Insurance — 2.2%

15,086	Allstate Corp. (The)	1,817,863

14,900	CNO Financial Group, Inc.	274,309

99,700	Genworth Financial, Inc. – Class A*	420,734

37,400	Progressive Corp. (The)	4,587,110

31,163	Stewart Information Services Corp.	1,578,094

500	Travelers Cos., Inc. (The)	80,820

	Total Insurance	8,758,930

	Materials — 3.1%

20,800	AdvanSix, Inc.	754,208

969	Avient Corp.	42,471

2,200	Greif, Inc. – Class A	147,510

57,600	Huntsman Corp.	1,613,952

7,900	Mercer International, Inc.	128,138

4,073	NewMarket Corp.	1,169,806

22,459	Nucor Corp.	2,985,700

20,496	Reliance Steel & Aluminum Co.	3,852,838

Shares	Description	Value ($)

	Materials — continued

12,800	Ryerson Holding Corp.	364,800

9,074	Stepan Co.	945,783

5,100	Valvoline, Inc.	148,257

10,800	Warrior Met Coal, Inc.	351,540

	Total Materials	12,505,003

	Media & Entertainment — 7.7%

87,260	Alphabet, Inc. – Class C*	9,524,429

89,000	Alphabet, Inc. – Class A*	9,631,580

8,700	AMC Networks, Inc. – Class A*	233,073

35,400	Cars.com, Inc.*	451,350

148,433	Comcast Corp. – Class A	5,371,790

39,042	Electronic Arts, Inc.	4,953,259

2,200	Shutterstock, Inc.	121,902

17,018	TEGNA, Inc.	364,185

	Total Media & Entertainment	30,651,568

	Pharmaceuticals, Biotechnology & Life Sciences —7.3%

42,741	Bristol-Myers Squibb Co.	2,881,171

12,600	Gilead Sciences, Inc.	799,722

71,700	Johnson & Johnson	11,568,078

120,450	Merck & Co., Inc.	10,281,612

51,876	Pfizer, Inc.	2,346,351

9,795	Prestige Consumer Healthcare, Inc.*	495,431

1,300	Thermo Fisher Scientific, Inc.	708,916

	Total Pharmaceuticals, Biotechnology & Life Sciences	29,081,281

	Real Estate — 1.6%

76,920	Anywhere Real Estate, Inc.*	751,509

72,700	CBRE Group, Inc. – Class A*	5,740,392

1,800	PotlatchDeltic Corp. (REIT)	83,556

	Total Real Estate	6,575,457

	Retailing — 9.6%

4,900	1-800-Flowers.com, Inc. – Class A*	42,532

1,300	Academy Sports & Outdoors, Inc.	56,004

23,480	Amazon.com, Inc.*	2,976,560

766	AutoNation, Inc.*	95,444

1,700	AutoZone, Inc.*	3,602,657

16,700	Caleres, Inc.	426,184

16,000	Container Store Group , Inc. (The)*	108,480

32,300	Designer Brands, Inc. – Class A	551,038

106,400	eBay, Inc.	4,695,432

4,300	Genesco, Inc.*	243,294

40,400	Genuine Parts Co.	6,302,804

8,554	Group 1 Automotive, Inc.	1,527,659

5,900	Haverty Furniture Cos, Inc.	158,238

11,300	Home Depot, Inc. (The)	3,259,146

1,915	Lowe’s Cos., Inc.	371,778

2,667	Murphy U.S.A., Inc.	773,883

5,600	ODP Corp. (The)*	200,200

49	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Retailing — continued

2,300	O’Reilly Automotive, Inc.*	1,603,376

13,496	Penske Automotive Group, Inc.	1,591,313

47,278	Qurate Retail, Inc. – Series A – Series A	146,562

10,800	Shoe Carnival, Inc.	256,932

39,000	Signet Jewelers Ltd.	2,549,430

16,604	Target Corp.	2,662,285

11,900	Tractor Supply Co.	2,203,285

4,500	Ulta Beauty, Inc.*	1,889,415

	Total Retailing	38,293,931

	Semiconductors & Semiconductor Equipment — 7.6%

34,300	Advanced Micro Devices, Inc.*	2,911,041

5,000	Axcelis Technologies, Inc.*	334,700

6,292	Cirrus Logic, Inc.*	482,533

224,843	Intel Corp.	7,176,989

28,800	Kulicke & Soffa Industries, Inc.	1,210,752

46,000	Microchip Technology, Inc.	3,001,500

10,300	NXP Semiconductors NV	1,695,174

59,000	ON Semiconductor Corp.*	4,057,430

70,600	QUALCOMM, Inc.	9,338,262

	Total Semiconductors & Semiconductor Equipment	30,208,381

	Software & Services — 9.1%

10,900	Accenture Plc – Class A	3,144,214

8,300	Automatic Data Processing, Inc.	2,028,603

21,822	Cadence Design Systems, Inc.*	3,792,009

11,000	CSG Systems International, Inc.	636,350

1,321	Intuit, Inc.	570,381

65,019	Microsoft Corp.	17,000,518

21,600	Oracle Corp.	1,601,640

1,000	Roper Technologies, Inc.	402,580

20,374	Synopsys, Inc.*	7,049,812

	Total Software & Services	36,226,107

	Technology Hardware & Equipment — 12.0%

168,224	Apple, Inc.	26,448,177

5,800	Arista Networks, Inc.*	695,304

13,537	Arrow Electronics, Inc.*	1,418,813

18,922	Avnet, Inc.	830,487

4,700	Bel Fuse, Inc. – Class B	133,574

5,100	CTS Corp.	215,832

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

56,500	Dell Technologies, Inc. – Class C	2,163,385

14,100	Flex Ltd.*	251,121

165,400	Hewlett Packard Enterprise Co.	2,249,440

254,944	HP, Inc.	7,319,442

24,800	Keysight Technologies, Inc.*	4,064,472

12,100	Knowles Corp.*	183,315

10,900	National Instruments Corp.	433,384

18,200	Super Micro Computer, Inc.*	1,184,456

15,695	Xerox Holdings Corp.	260,851

	Total Technology Hardware & Equipment	47,852,053

	Telecommunication Services — 0.3%

26,240	Verizon Communications, Inc.	1,097,094

	Transportation — 0.1%

25,600	Schneider National, Inc. – Class B	585,216

	TOTAL COMMON STOCKS (COST $394,261,464)	394,398,986

	MUTUAL FUNDS — 0.9%

	Affiliated Issuers — 0.9%

766,368	GMO U.S. Treasury Fund	3,824,178

	TOTAL MUTUAL FUNDS (COST $3,824,178)	3,824,178

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

989,820	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	989,820

	TOTAL SHORT-TERM INVESTMENTS (COST $989,820)	989,820

	TOTAL INVESTMENTS — 99.8% (Cost $399,075,462)	399,212,984

	Other Assets and Liabilities (net) — 0.2%	913,746

	TOTAL NET ASSETS — 100.0%	$400,126,730

See accompanying notes to the financial statements.	50

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 22	S&P 500 E-Mini	September 2022	$4,352,150	$135,959

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

51	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.9%
Short-Term Investments	0.5
Mutual Funds	0.5
Futures Contracts	0.0 ^
Rights/Warrants	0.0 ^
Other	0.1

100.0%

Industry Group Summary#	% of Equity Investments
Capital Goods	11.4%
Materials	10.4
Banks	9.3
Technology Hardware & Equipment	9.2
Retailing	7.5
Energy	7.0
Diversified Financials	6.9
Consumer Durables & Apparel	6.8
Commercial & Professional Services	4.9
Real Estate	4.4
Media & Entertainment	3.8
Health Care Equipment & Services	3.2
Insurance	3.1
Semiconductors & Semiconductor Equipment	2.4
Pharmaceuticals, Biotechnology & Life Sciences	2.1
Food, Beverage & Tobacco	1.9
Food & Staples Retailing	1.6
Transportation	1.4
Telecommunication Services	1.4
Consumer Services	1.1
Automobiles & Components	0.2
Household & Personal Products	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

52

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.9%

	Automobiles & Components — 0.2%

11,700	Standard Motor Products, Inc.	429,390

	Banks — 9.3%

10,306	1st Source Corp.	486,340

19,725	Amalgamated Financial Corp.	443,813

2,648	Arrow Financial Corp.	85,027

179,799	Associated Banc-Corp.	3,603,172

15,900	Atlantic Union Bankshares Corp.	515,955

9,000	BCB Bancorp, Inc.	162,000

5,100	Camden National Corp.	230,673

6,300	Cathay General Bancorp	264,222

7,200	Central Valley Community Bancorp	128,160

4,670	Civista Bancshares, Inc.	98,771

7,567	CNB Financial Corp.	199,163

8,996	Community Trust Bancorp, Inc.	380,081

8,500	Farmers National Banc Corp.	121,465

11,404	Financial Institutions, Inc.	296,846

2,200	First Bancorp/Southern Pines NC	80,102

5,605	First Community Bankshares, Inc.	176,726

1,398	First Financial Bancorp	30,169

7,500	First Financial Corp.	348,750

40,512	Flagstar Bancorp, Inc.	1,560,927

40,800	FNB Corp.	486,336

900	Great Southern Bancorp, Inc.	52,902

26,289	Hanmi Financial Corp.	649,864

100,000	Hope Bancorp, Inc.	1,447,000

14,900	Horizon Bancorp, Inc.	281,908

14,791	Independent Bank Corp.	303,511

3,300	LCNB Corp.	52,668

3,836	Mercantile Bank Corp.	126,895

8,600	Midland States Bancorp, Inc.	215,774

4,800	MidWestOne Financial Group, Inc.	146,400

1,100	Northrim BanCorp, Inc.	44,605

25,380	OFG Bancorp	690,336

8,100	QCR Holdings, Inc.	452,385

140,800	Radian Group, Inc.	2,972,288

2,013	Republic Bancorp, Inc. – Class A	85,553

27,696	Towne Bank	789,059

7,429	Univest Financial Corp.	184,239

33,867	Waterstone Financial, Inc.	585,560

	Total Banks	18,779,645

	Capital Goods — 11.3%

78,100	Allison Transmission Holdings, Inc.	2,831,906

10,200	Apogee Enterprises, Inc.	416,568

20,871	Applied Industrial Technologies, Inc.	2,212,743

31,600	Boise Cascade Co.	1,969,628

3,081	Ducommun, Inc.*	135,564

1,500	Global Industrial Co.	45,120

34,000	Griffon Corp.	1,065,900

900	Hillenbrand, Inc.	37,503

20,370	Hyster-Yale Materials Handling, Inc.	593,378

Shares	Description	Value ($)

	Capital Goods — continued

12,647	Insteel Industries, Inc.	365,498

28,200	JELD-WEN Holding, Inc.*	314,430

3,668	Miller Industries, Inc.	86,235

22,319	Moog, Inc. – Class A	1,673,479

72,500	MRC Global, Inc.*	705,425

13,400	MSC Industrial Direct Co., Inc. – Class A	1,061,414

49,655	Mueller Industries, Inc.	3,136,706

71,000	NOW, Inc.*	860,520

11,352	Park-Ohio Holdings Corp.	188,330

2,496	Preformed Line Products Co.	194,189

41,195	Primoris Services Corp.	835,023

3,000	Quanex Building Products Corp.	66,900

44,835	Resideo Technologies, Inc.*	933,465

2,000	Rush Enterprises, Inc. – Class B	101,280

1,400	Standex International Corp.	126,574

7,200	Tennant Co.	434,520

33,126	Tutor Perini Corp.*	224,594

20,119	UFP Industries, Inc.	1,597,247

19,448	V2X, Inc.*	674,068

7,100	Wabash National Corp.	116,795

	Total Capital Goods	23,005,002

	Commercial & Professional Services — 4.8%

218,849	ACCO Brands Corp.	1,297,774

6,200	CBIZ, Inc.*	270,692

43,979	Deluxe Corp.	846,156

6,300	DLH Holdings Corp.*	103,131

10,900	Ennis, Inc.	231,407

15,571	Heidrick & Struggles International, Inc.	443,151

11,834	HNI Corp.	378,688

9,000	ICF International, Inc.	914,040

48,318	Interface, Inc.	539,712

44,200	Kelly Services, Inc. – Class A	712,062

8,418	Kforce, Inc.	460,633

69,673	Kimball International, Inc. – Class B	532,998

800	Korn Ferry	48,736

5,960	Matthews International Corp. – Class A	149,060

35,500	Quad/Graphics, Inc.*	112,180

48,790	Resources Connection, Inc.	953,357

159,893	Steelcase, Inc. – Class A	1,787,604

	Total Commercial & Professional Services	9,781,381

	Consumer Durables & Apparel — 6.7%

29,700	Acushnet Holdings Corp.	1,415,205

7,800	Bassett Furniture Industries, Inc.	148,668

4,852	Clarus Corp.	73,605

87,877	Ethan Allen Interiors, Inc.	2,088,836

6,700	G-III Apparel Group Ltd.*	141,169

8,846	Hooker Furniture Corp.	140,386

4,922	Johnson Outdoors, Inc. – Class A	300,931

61,891	La-Z-Boy, Inc.	1,633,304

13,900	MasterCraft Boat Holdings, Inc.*	334,851

42,435	Movado Group, Inc.	1,353,252

53	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

107,100	Taylor Morrison Home Corp. – Class A*	2,689,281

162,092	TRI Pointe Homes, Inc.*	2,809,054

9,069	Universal Electronics, Inc.*	201,604

39,651	Vera Bradley, Inc.*	157,018

12,100	VOXX International Corp.*	116,644

	Total Consumer Durables & Apparel	13,603,808

	Consumer Services — 1.1%

2,352	Graham Holdings Co. – Class B	1,329,891

20,100	Lincoln Educational Services Corp.*	130,650

60,100	Perdoceo Education Corp.*	695,958

	Total Consumer Services	2,156,499

	Diversified Financials — 6.8%

17,200	A-Mark Precious Metals, Inc.	531,652

2,200	Blucora, Inc.*	44,176

58,571	Curo Group Holdings Corp.	386,569

1,208	Diamond Hill Investment Group, Inc.	206,628

77,804	Donnelley Financial Solutions, Inc.*	3,302,780

40,600	Encore Capital Group, Inc.*	2,220,008

112,309	Enova International, Inc.*	3,924,076

16,002	Federated Hermes, Inc.	545,028

8,500	Nelnet, Inc. – Class A	716,040

13,700	Oppenheimer Holdings, Inc. – Class A	497,310

8,400	Regional Management Corp.	282,996

6,400	StoneX Group, Inc.*	594,176

20,800	Virtu Financial, Inc. – Class A	477,568

7,014	Westwood Holdings Group, Inc.	94,689

	Total Diversified Financials	13,823,696

	Energy — 6.9%

20,600	California Resources Corp.	1,029,176

6,200	Chesapeake Energy Corp.	623,038

5,000	Dril-Quip, Inc.*	110,650

47,260	Evolution Petroleum Corp.	327,984

18,200	Gulfport Energy Corp.*	1,779,232

35,200	Kosmos Energy Ltd.*	248,864

19,200	Laredo Petroleum, Inc.*	1,490,112

121,200	Oil States International, Inc.*	593,880

12,700	Plains GP Holdings LP – Class A	152,146

10,633	Sitio Royalties Corp.	270,503

433,200	Southwestern Energy Co.*	3,244,668

116,300	TechnipFMC Plc*	951,334

116,500	VAALCO Energy, Inc.	583,665

103,997	World Fuel Services Corp.	2,683,123

	Total Energy	14,088,375

	Food & Staples Retailing — 1.6%

10,201	Ingles Markets, Inc. – Class A	892,893

14,200	Natural Grocers by Vitamin Cottage, Inc.	203,912

1,000	PriceSmart, Inc.	63,270

38,709	SpartanNash Co.	1,177,915

2,800	Village Super Market, Inc. – Class A	61,544

Shares	Description	Value ($)

	Food & Staples Retailing — continued

10,400	Weis Markets, Inc.	808,184

	Total Food & Staples Retailing	3,207,718

	Food, Beverage & Tobacco — 1.9%

400	John B Sanfilippo & Son, Inc.	32,292

5,144	Seneca Foods Corp. – Class A*	271,758

46,259	Universal Corp.	2,361,059

126,500	Vector Group Ltd.	1,239,700

	Total Food, Beverage & Tobacco	3,904,809

	Health Care Equipment & Services — 3.2%

128,700	Allscripts Healthcare Solutions, Inc.*	2,187,900

2,900	Avanos Medical, Inc.*	71,427

3,700	Computer Programs & Systems, Inc.*	112,887

52,000	Eargo, Inc.*	94,640

7,819	FONAR Corp.*	110,248

12,100	HealthStream, Inc.*	267,773

3,658	LENSAR, Inc.*	19,717

14,200	MEDNAX, Inc.*	253,044

6,400	Meridian Bioscience, Inc.*	208,576

1,000	Merit Medical Systems, Inc.*	59,230

3,300	National HealthCare Corp.	229,185

41,200	NextGen Healthcare, Inc.*	706,168

34,000	Owens & Minor, Inc.	1,003,340

29,000	Select Medical Holdings Corp.	743,560

16,300	Varex Imaging Corp.*	343,767

	Total Health Care Equipment & Services	6,411,462

	Household & Personal Products — 0.1%

23,443	Lifevantage Corp.	93,303

	Insurance — 3.1%

125,000	CNO Financial Group, Inc.	2,301,250

341,300	Genworth Financial, Inc. – Class A*	1,440,286

249,100	GoHealth, Inc. – Class A*	112,568

41,590	Stewart Information Services Corp.	2,106,118

27,900	Universal Insurance Holdings, Inc.	333,126

	Total Insurance	6,293,348

	Materials — 10.2%

33,048	AdvanSix, Inc.	1,198,320

25,608	American Vanguard Corp.	510,367

11,100	Cabot Corp.	798,867

500	Commercial Metals Co.	20,255

8,900	FutureFuel Corp.	64,881

18,900	Greif, Inc. – Class A	1,267,245

1,700	Greif, Inc. – Class B	110,959

104,300	Huntsman Corp.	2,922,486

9,400	Innospec, Inc.	878,524

24,219	Koppers Holdings, Inc.	552,920

70,713	Mativ Holdings, Inc.	1,670,241

44,180	Mercer International, Inc.	716,600

6,000	NewMarket Corp.	1,723,260

See accompanying notes to the financial statements.	54

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Materials — continued

8,000	Olympic Steel, Inc.	210,560

17,300	Reliance Steel & Aluminum Co.	3,252,054

39,500	Ryerson Holding Corp.	1,125,750

9,100	Schnitzer Steel Industries, Inc. – Class A	300,664

9,400	Stepan Co.	979,762

76,800	Warrior Met Coal, Inc.	2,499,840

	Total Materials	20,803,555

	Media & Entertainment — 3.7%

64,000	AMC Networks, Inc. – Class A*	1,714,560

23,951	Cars.com, Inc.*	305,375

37,483	DHI Group, Inc.*	191,164

7,300	John Wiley & Sons, Inc. – Class A	336,019

6,200	Lee Enterprises, Inc.*	123,380

15,700	Scholastic Corp.	720,787

9,600	Sciplay Corp. – Class A*	117,024

4,600	Shutterstock, Inc.	254,886

161,590	TEGNA, Inc.	3,458,026

10,600	Yelp, Inc.*	362,202

	Total Media & Entertainment	7,583,423

	Pharmaceuticals, Biotechnology & Life Sciences —2.1%

1,300	Amphastar Pharmaceuticals, Inc.*	38,480

1,300	Perrigo Co PLC	48,646

12,700	Phibro Animal Health Corp. – Class A	188,087

75,920	Prestige Consumer Healthcare, Inc.*	3,840,034

3,900	Supernus Pharmaceuticals, Inc.*	133,497

	Total Pharmaceuticals, Biotechnology & Life Sciences	4,248,744

	Real Estate — 4.3%

271,082	Anywhere Real Estate, Inc.*	2,648,471

90,000	Cushman & Wakefield Plc*	1,346,400

225,900	Diversified Healthcare Trust (REIT)	329,814

12,381	Five Point Holdings LLC – Class A*	45,191

10,470	Forestar Group, Inc.*	130,247

15,200	Marcus & Millichap, Inc.	568,176

188,614	Newmark Group, Inc. – Class A	1,933,293

34,000	PotlatchDeltic Corp. (REIT)	1,578,280

7,500	RMR Group, Inc. (The) – Class A	195,300

	Total Real Estate	8,775,172

	Retailing — 7.4%

4,600	Aaron’s Co. , Inc. (The)	54,740

8,100	Caleres, Inc.	206,712

1,820	Cato Corp. (The) – Class A	19,674

71,000	Container Store Group , Inc. (The)*	481,380

63,200	Designer Brands, Inc. – Class A	1,078,192

37,987	Genesco, Inc.*	2,149,304

24,094	Group 1 Automotive, Inc.	4,302,948

36,294	Haverty Furniture Cos, Inc.	973,405

5,900	Lands’ End, Inc.*	81,538

Shares	Description	Value ($)

	Retailing — continued

13,813	Penske Automotive Group, Inc.	1,628,691

66,296	Shoe Carnival, Inc.	1,577,182

36,800	Signet Jewelers Ltd.	2,405,616

2,094	Weyco Group, Inc.	53,606

	Total Retailing	15,012,988

	Semiconductors & Semiconductor Equipment — 2.3%

54,300	Amkor Technology, Inc.	1,093,059

22,800	Axcelis Technologies, Inc.*	1,526,232

6,600	Cirrus Logic, Inc.*	506,154

3,400	CyberOptics Corp.*	181,016

25,400	Kulicke & Soffa Industries, Inc.	1,067,816

23,100	Photronics, Inc.*	388,080

	Total Semiconductors & Semiconductor Equipment	4,762,357

	Technology Hardware & Equipment — 9.1%

87,013	Avnet, Inc.	3,819,001

6,200	Bel Fuse, Inc. – Class B	176,204

25,719	Benchmark Electronics, Inc.	705,987

30,161	CTS Corp.	1,276,414

38,300	Daktronics, Inc.*	122,560

7,800	DZS, Inc.*	103,818

11,800	ePlus, Inc.*	556,016

24,878	Kimball Electronics, Inc.*	535,872

121,800	Knowles Corp.*	1,845,270

67,200	National Instruments Corp.	2,671,872

4,200	PC Connection, Inc.	208,656

10,845	Sanmina Corp.*	526,199

12,853	ScanSource, Inc.*	372,351

37,144	Super Micro Computer, Inc.*	2,417,331

187,722	Xerox Holdings Corp.	3,119,940

	Total Technology Hardware & Equipment	18,457,491

	Telecommunication Services — 1.4%

5,200	ATN International, Inc.	243,620

47,621	Spok Holdings, Inc.	342,871

112,832	Telephone & Data Systems, Inc.	1,835,777

12,452	United States Cellular Corp.*	356,003

	Total Telecommunication Services	2,778,271

	Transportation — 1.4%

9,300	Hub Group, Inc. – Class A*	742,233

91,100	Schneider National, Inc. – Class B	2,082,546

	Total Transportation	2,824,779

	TOTAL COMMON STOCKS (COST $199,518,668)	200,825,216

55	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.5%

	Affiliated Issuers — 0.5%

189,161	GMO U.S. Treasury Fund	943,912

	TOTAL MUTUAL FUNDS (COST $943,912)	943,912

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences —0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR* (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 13	E-mini Russell 2000 Index	September 2022	$1,198,990	$96,730

+	Buys - Fund is long the futures contract.
Sales	- Fund is short the futures contract.

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

1,064,277	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (b)	1,064,277

	TOTAL SHORT-TERM INVESTMENTS (COST $1,064,277)	1,064,277

	TOTAL INVESTMENTS — 99.9% (Cost $201,560,299)	202,869,755

	Other Assets and Liabilities (net) — 0.1%	222,863

	TOTAL NET ASSETS — 100.0%	$203,092,618

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 57.

See accompanying notes to the financial statements.	56

GMO Trust Funds

August 31, 2022 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield

The rates shown on variable rate notes are the current interest rates at August 31, 2022, which are subject to change based on the terms of the security.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$87,358,431	$1,015,838	$—	$2,192,475
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	849,000,136	150,137,130	262,418,835	1,513,832,025
Foreign currency, at value (Note 2)(d)	185,630	2,670,512	971,300	11,340,384
Receivable for investments sold	—	—	7,074,343	28,216,130
Receivable for Fund shares sold	441,819	—	—	83,360
Dividends and interest receivable	787,460	459,038	2,896,016	7,135,140
Dividend withholding tax receivable	23,381	—	5,157	—
Foreign capital gains tax refund receivable (Note 2)	—	6,129,546	—	4,387,116
Due from broker (Note 2)	—	3	—	2,190,566
Receivable for variation margin on open futures contracts (Note 4)	—	—	—	995,810
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	20,041	69,331	35,530	69,510

Total assets	937,816,898	160,481,398	273,401,181	1,570,442,516

Liabilities:
Due to custodian	36,126	—	16,442	98,685
Foreign taxes payable	—	1,060,306	—	1,257,726
Payable for cash collateral from securities loaned (Note 2)	67,881,945	—	—	—
Payable for investments purchased	32,352	1,705	10,048,101	44,420,859
Payable for Fund shares repurchased	102,885	—	—	3,141,555
Accrued foreign capital gains tax payable (Note 2)	—	—	69,709	1,709,403
Payable to affiliate for (Note 5):

Management fee	438,323	101,782	125,176	855,597

Shareholder service fee	109,581	28,097	13,636	136,706
Payable to Trustees and related expenses	3,622	5,813	4,024	11,450
Miscellaneous payable	—	—	—	826,850
Accrued expenses	163,177	339,183	293,441	1,088,638

Total liabilities	68,768,011	1,536,886	10,570,529	53,547,469

Net assets	$869,048,887	$158,944,512	$262,830,652	$1,516,895,047

(a) Cost of investments – affiliated issuers:	$87,358,431	$1,015,838	$—	$13,358,337

(b) Cost of investments – unaffiliated issuers:	$867,190,710	$200,914,434	$385,388,426	$2,130,239,190

(c) Includes securities on loan at value (Note 2):	$80,910,812	$—	$—	$26,325,934

(d) Cost of foreign currency:	$186,650	$2,502,160	$981,246	$11,394,375

See accompanying notes to the financial statements.	58

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund
Net assets consist of:

Paid-in capital	$900,893,784	$335,217,924	$385,485,905	$3,296,016,124

Distributable earnings (accumulated loss)	(31,844,897)	(176,273,412)	(122,655,253)	(1,779,121,077)

	$869,048,887	$158,944,512	$262,830,652	$1,516,895,047

Net assets attributable to:

Class II	$—	$141,201,127	$—	$186,137,657

Class III	$311,605,011	$—	$13,606,336	$198,714,412

Class V	$—	$7,985,746	$—	$—

Class VI	$—	$—	$249,223,968	$989,223,274

Class R6	$124,953,406	$—	$—	$34,451,812

Class I	$432,490,470	$9,757,639	$348	$108,367,892

Shares outstanding:

Class II	—	7,708,983	—	7,866,405

Class III	10,982,235	—	1,025,832	8,370,086

Class V	—	436,842	—	—

Class VI	—	—	18,778,525	42,164,791

Class R6	4,412,360	—	—	1,457,617

Class I	15,284,652	533,259	26	4,588,771

Net asset value per share:

Class II	$—	$18.32	$—	$23.66

Class III	$28.37	$—	$13.26	$23.74

Class V	$—	$18.28	$—	$—

Class VI	$—	$—	$13.27	$23.46

Class R6	$28.32	$—	$—	$23.64

Class I	$28.30	$18.30	$13.27	$23.62

59	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$—	$1,423,369	$5,765,241

Investments in unaffiliated issuers, at value (Note 2)(b)	1,503,308,460	127,493,109	104,231,991	7,079,008,013

Foreign currency, at value (Note 2)(c)	1,488,599	—	31,856	732,878

Cash	564	—	—	9

Receivable for investments sold	1,812	—	67	—

Receivable for Fund shares sold	98,673	—	—	12,776,531

Dividends and interest receivable	5,921,549	252,483	146,085	8,527,752

Dividend withholding tax receivable	1,715,341	98	4,617	2,281,649

EU tax reclaims receivable (Note 2)	1,840,967	—	—	—

Due from broker (Note 2)	4,374	—	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	50,632	21,342	17,194	107,185

Total assets	1,514,430,971	127,767,032	105,855,179	7,109,199,258

Liabilities:

Due to custodian	—	—	1,698	—

Payable for Fund shares repurchased	67,772	—	—	25,372,264

Payable for IRS closing agreement fees (Note 2)	51,826,505	—	—	—

Payable to affiliate for (Note 5):

Management fee	642,525	55,889	30,919	2,088,526

Shareholder service fee	132,671	8,316	5,159	688,791

Payable for variation margin on open futures contracts (Note 4)	110,400	—	—	—

Payable to Trustees and related expenses	12,689	901	886	55,450

Accrued expenses	468,784	78,915	47,363	661,984

Total liabilities	53,261,346	144,021	86,025	28,867,015

Net assets	$1,461,169,625	$127,623,011	$105,769,154	$7,080,332,243

(a) Cost of investments – affiliated issuers:	$—	$—	$1,425,208	$5,776,758

(b) Cost of investments – unaffiliated issuers:	$1,773,867,954	$154,780,815	$101,054,108	$4,862,645,153

(c) Cost of foreign currency:	$1,508,994	$—	$32,046	$735,778

See accompanying notes to the financial statements.	60

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund
Net assets consist of:

Paid-in capital	$2,615,635,146	$158,348,579	$94,108,120	$4,384,359,807

Distributable earnings (accumulated loss)	(1,154,465,521)	(30,725,568)	11,661,034	2,695,972,436

	$1,461,169,625	$127,623,011	$105,769,154	$7,080,332,243

Net assets attributable to:

Class II	$4,772,882	$—	$—	$—

Class III	$307,737,734	$23,658,949	$—	$2,553,550,418

Class IV	$1,146,220,331	$—	$—	$927,093,995

Class VI	$—	$101,443,267	$105,701,956	$2,627,424,529

Class R6	$—	$—	$—	$485,163,421

Class I	$2,438,678	$2,520,795	$67,198	$487,099,880

Shares outstanding:

Class II	247,446	—	—	—

Class III	15,740,899	1,494,692	—	103,021,800

Class IV	58,736,075	—	—	37,299,622

Class VI	—	6,407,056	4,972,876	105,986,470

Class R6	—	—	—	19,597,191

Class I	124,326	159,442	3,162	19,700,094

Net asset value per share:

Class II	$19.29	$—	$—	$—

Class III	$19.55	$15.83	$—	$24.79

Class IV	$19.51	$—	$—	$24.86

Class VI	$—	$15.83	$21.26	$24.79

Class R6	$—	$—	$—	$24.76

Class I	$19.62	$15.81	$21.25	$24.73

61	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$659,037	$3,824,178	$943,912

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	2,307,138,349	34,526,100	395,388,806	201,925,843

Foreign currency, at value (Note 2)(d)	9,637,072	53,737	—	—

Receivable for investments sold	2,440	16	—	—

Receivable for Fund shares sold	222,455	—	—	—

Dividends and interest receivable	13,832,007	145,121	866,493	298,757

Dividend withholding tax receivable	313,642	25,876	—	—

Foreign capital gains tax refund receivable (Note 2)	1,105	2,602	—	—

Due from broker (Note 2)	—	11,131	285,954	79,000

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	—	24,886	12,611	—

Total assets	2,331,147,070	35,448,506	400,378,042	203,247,512

Liabilities:

Due to custodian	12,434	—	—	—

Payable for Fund shares repurchased	2,005,295	418,398	—	—

Accrued foreign capital gains tax payable (Note 2)	—	6,507	—	—

Payable for IRS closing agreement fees (Note 2)	—	496,987	—	—

Payable to affiliate for (Note 5):

Management fee	1,001,810	15,411	110,642	56,238

Shareholder service fee	221,389	4,623	26,080	9,977

Payable to broker for closed futures contracts	—	1,473	—	—

Payable for variation margin on open futures contracts (Note 4)	—	—	34,100	7,605

Payable to Trustees and related expenses	11,998	224	2,802	1,659

Accrued expenses	377,959	128,242	77,688	79,415

Total liabilities	3,630,885	1,071,865	251,312	154,894

Net assets	$2,327,516,185	$34,376,641	$400,126,730	$203,092,618

(a) Cost of investments – affiliated issuers:	$—	$659,354	$3,824,178	$943,912

(b) Cost of investments – unaffiliated issuers:	$2,312,156,727	$35,428,114	$395,251,284	$200,616,387

(c) Includes securities on loan at value (Note 2):	$36,558,293	$—	$—	$—

(d) Cost of foreign currency:	$9,779,524	$54,516	$—	$—

See accompanying notes to the financial statements.	62

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Net assets consist of:

Paid-in capital	$2,218,491,680	$37,401,950	$394,951,084	$202,866,412

Distributable earnings (accumulated loss)	109,024,505	(3,025,309)	5,175,646	226,206

	$2,327,516,185	$34,376,641	$400,126,730	$203,092,618

Net assets attributable to:

Class III	$247,136,051	$34,376,641	$75,748,873	$—

Class IV	$403,120,975	$—	$—	$—

Class VI	$759,395,045	$—	$324,377,857	$203,092,618

Class R6	$175,143,541	$—	$—	$—

Class I	$742,720,573	$—	$—	$—

Shares outstanding:

Class III	9,517,684	2,889,938	6,255,773	—

Class IV	15,573,341	—	—	—

Class VI	29,344,467	—	27,144,339	12,398,506

Class R6	6,750,452	—	—	—

Class I	28,612,753	—	—	—

Net asset value per share:

Class III	$25.97	$11.90	$12.11	$—

Class IV	$25.89	$—	$—	$—

Class VI	$25.88	$—	$11.95	$16.38

Class R6	$25.95	$—	$—	$—

Class I	$25.96	$—	$—	$—

63	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2022 (Unaudited)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$7,163,428	$8,973,811	$11,536,940	$57,026,489

Dividends from affiliated issuers (Note 10)	119,318	23,129	11	—

Interest	312	211,448	21,542	182,077

Non-cash paid in-kind dividends from unaffiliated issuers	—	—	—	10,401,352

Securities lending income from affiliated issuers (net)	640,745	—	—	—

Securities lending income (net)	265,140	—	—	246,729

Other income	1,329	—	326	2,074

Total investment income	8,190,272	9,208,388	11,558,819	67,858,721

Expenses:

Management fee (Note 5)	2,350,368	2,105,636	777,708	5,463,468

Shareholder service fee – Class II (Note 5)	—	198,523	—	223,702

Shareholder service fee – Class III (Note 5)	229,967	—	10,561	171,712

Shareholder service fee – Class V (Note 5)	—	157,575	—	—

Shareholder service fee – Class VI (Note 5)	—	—	73,899	300,975

Shareholder service fee – Class R6 (Note 5)	88,930	—	—	40,868

Shareholder service fee – Class I (Note 5)	268,695	11,289	—	128,859

Audit and tax fees	45,928	60,832	38,037	60,444

Custodian, fund accounting agent and transfer agent fees	257,360	415,762	184,813	1,109,513

Legal fees	9,685	10,249	5,054	24,909

Registration fees	26,104	14,587	2,736	39,417

Trustees’ fees and related expenses (Note 5)	15,554	15,968	5,419	41,560

Miscellaneous	4,160	6,060	16,744	64,268

Total expenses	3,296,751	2,996,481	1,114,971	7,669,695

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(85,762)	(204,294)	(153,009)	(426,630)

Net expenses	3,210,989	2,792,187	961,962	7,243,065

Net investment income (loss)	4,979,283	6,416,201	10,596,857	60,615,656

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(6,752,120)	(68,097,477)	(8,841,350)	(52,147,999)

Investments in affiliated issuers	(375,692)	(18,623)	(26)	—

Futures contracts	—	(1,774,049)	—	(24,654,602)

Foreign currency and foreign currency related transactions	(145,844)	(1,306,631)	(309,147)	(1,665,455)

Net realized gain (loss)	(7,273,656)	(71,196,780)	(9,150,523)	(78,468,056)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(32,256,690)	(58,312,930)	(63,110,267)	(351,830,843)

Investments in affiliated issuers	45,209	9,304	17	(2,284,190)

Futures contracts	—	—	—	1,566,254

Foreign currency and foreign currency related transactions	(8,388)	(109,360)	(11,418)	(261,236)

Net change in unrealized appreciation (depreciation)	(32,219,869)	(58,412,986)	(63,121,668)	(352,810,015)

Net realized and unrealized gain (loss)	(39,493,525)	(129,609,766)	(72,272,191)	(431,278,071)

Net increase (decrease) in net assets resulting from operations	$(34,514,242)	$(123,193,565)	$(61,675,334)	$(370,662,415)

(a) Withholding tax:	$412,902	$1,355,892	$1,588,735	$7,141,568

(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$47,628	$10,251	$54,470

(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$820,484	$69,709	$(965,630)

See accompanying notes to the financial statements.	64

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2022 (Unaudited) — (Continued)

	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$59,992,234	$2,332,102	$1,537,427	$64,950,430

Dividends from affiliated issuers (Note 10)	—	—	9,604	38,895

Interest	515,057	—	3	758,505

Other income (Note 2)	2,323,606	—	—	—

Less: IRS closing agreement fees (Note 2)	(1,212,387)	—	—	—

Total investment income	61,618,510	2,332,102	1,547,034	65,747,830

Expenses:

Management fee (Note 5)	4,092,174	337,231	191,437	12,517,011

Shareholder service fee – Class II (Note 5)	5,742	—	—	—

Shareholder service fee – Class III (Note 5)	250,671	15,654	—	2,081,115

Shareholder service fee – Class IV (Note 5)	582,622	—	—	454,222

Shareholder service fee – Class VI (Note 5)	—	30,598	31,885	811,498

Shareholder service fee – Class R6 (Note 5)	—	—	—	383,842

Shareholder service fee – Class I (Note 5)	2,976	2,065	56	362,528

Audit and tax fees	53,360	31,648	28,244	59,064

Custodian, fund accounting agent and transfer agent fees	276,931	31,776	19,315	904,120

Legal fees	22,176	3,680	3,061	94,150

Registration fees	26,780	19,792	19,067	49,788

Trustees’ fees and related expenses (Note 5)	38,400	2,998	2,726	169,993

Miscellaneous	25,152	3,019	2,024	17,407

Total expenses	5,376,984	478,461	297,815	17,904,738

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(362,594)	(83,601)	(67,883)	(762,986)

Net expenses	5,014,390	394,860	229,932	17,141,752

Net investment income (loss)	56,604,120	1,937,242	1,317,102	48,606,078

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	(55,286,148)	(2,634,172)	8,045,978	440,753,121

Investments in affiliated issuers	—	—	(6,486)	—

Futures contracts	(1,694,786)	—	—	—

Foreign currency and foreign currency related transactions	(1,915,320)	(242,452)	(5,085)	(137,592)

Net realized gain (loss)	(58,896,254)	(2,876,624)	8,034,407	440,615,529

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(252,703,525)	(22,052,732)	(27,498,369)	(1,204,850,322)

Investments in affiliated issuers	—	—	(102)	(23,107)

Futures contracts	(964,755)	—	—	—

Foreign currency and foreign currency related transactions	(221,598)	(4,426)	(2,052)	(366,835)

Net change in unrealized appreciation (depreciation)	(253,889,878)	(22,057,158)	(27,500,523)	(1,205,240,264)

Net realized and unrealized gain (loss)	(312,786,132)	(24,933,782)	(19,466,116)	(764,624,735)

Net increase (decrease) in net assets resulting from operations	$(256,182,012)	$(22,996,540)	$(18,149,014)	$(716,018,657)

(a) Withholding tax:	$4,340,372	$259,657	$53,916	$2,599,470

65	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2022 (Unaudited) — (Continued)

	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$66,772,308	$1,130,133	$3,973,079	$2,297,650

Dividends from affiliated issuers (Note 10)	—	7,470	40,564	17,112

Interest	283,783	131	455	718

Non-cash paid in-kind dividends from unaffiliated issuers	—	146,370	—	—

Securities lending income (net)	581,761	—	—	—

Other income	7,475	15	—	—

Less: IRS closing agreement fees (Note 2)	—	(11,122)	—	—

Total investment income	67,645,327	1,272,997	4,014,098	2,315,480

Expenses:

Management fee (Note 5)	5,665,111	94,166	668,760	338,509

Shareholder service fee – Class III (Note 5)	191,607	28,250	59,044	—

Shareholder service fee – Class IV (Note 5)	205,952	—	—	—

Shareholder service fee – Class VI (Note 5)	197,621	—	97,001	60,058

Shareholder service fee – Class R6 (Note 5)	110,953	—	—	—

Shareholder service fee – Class I (Note 5)	549,079	—	—	—

Audit and tax fees	50,600	41,584	29,716	27,784

Custodian, fund accounting agent and transfer agent fees	764,338	74,788	41,908	21,698

Legal fees	26,778	1,874	6,562	4,305

Registration fees	76,416	1,216	10,244	736

Trustees’ fees and related expenses (Note 5)	46,768	799	9,475	4,911

Miscellaneous	16,461	10,234	1,866	4,598

Total expenses	7,901,684	252,911	924,576	462,599

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(92,270)	(124,278)	(81,564)	—

Net expenses	7,809,414	128,633	843,012	462,599

Net investment income (loss)	59,835,913	1,144,364	3,171,086	1,852,881

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	92,381,551	(2,163,452)	2,349,373	(1,754,087)

Investments in affiliated issuers	—	(7,243)	(64,261)	(18,241)

Futures contracts	—	(134,950)	(537,864)	(291,360)

Foreign currency and foreign currency related transactions	(1,576,688)	(22,153)	—	—

Net realized gain (loss)	90,804,863	(2,327,798)	1,747,248	(2,063,688)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(253,016,879)	(5,310,021)	(33,153,218)	(22,480,310)

Investments in affiliated issuers	—	2,647	26,176	3,629

Futures contracts	—	14,273	462,887	96,730

Foreign currency and foreign currency related transactions	(372,372)	(21,466)	—	—

Net change in unrealized appreciation (depreciation)	(253,389,251)	(5,314,567)	(32,664,155)	(22,379,951)

Net realized and unrealized gain (loss)	(162,584,388)	(7,642,365)	(30,916,907)	(24,443,639)

Net increase (decrease) in net assets resulting from operations	$(102,748,475)	$(6,498,001)	$(27,745,821)	$(22,590,758)

(a) Withholding tax:	$2,376,051	$179,609	$227	$1,837

(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$580,573	$—	$—	$—

(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(1,500,519)	$6,507	$—	$—

See accompanying notes to the financial statements.	66

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$4,979,283	$4,209,151	$6,416,201	$5,959,918

Net realized gain (loss)	(7,273,656)	63,585,403	(71,196,780)	6,464,490

Change in net unrealized appreciation (depreciation)	(32,219,869)	(58,326,785)	(58,412,986)	(140,829,482)

Net increase (decrease) in net assets from operations	(34,514,242)	9,467,769	(123,193,565)	(128,405,074)

Distributions to shareholders:

Class II	—	—	(810,560)	(19,585,057)

Class III	(5,491,679)	(39,431,752)	—	—

Class V	—	—	(3,355,182)	(40,195,516)

Class R6	(2,225,725)	(13,530,453)	—	—

Class I	(6,603,600)	(30,161,491)	(56,879)	(1,037,354)

Total distributions	(14,321,004)	(83,123,696)	(4,222,621)	(60,817,927)

Net share transactions (Note 9):

Class II	—	—	(60,833,716)	(10,423,150)

Class III	22,526,662	165,751,876	—	—

Class V	—	—	(413,472,635)	(62,497,493)

Class R6	15,705,956	50,189,598	—	—

Class I	149,498,645	235,985,857	146,248	(3,642,128)

Increase (decrease) in net assets resulting from net share transactions	187,731,263	451,927,331	(474,160,103)	(76,562,771)

Total increase (decrease) in net assets	138,896,017	378,271,404	(601,576,289)	(265,785,772)

Net assets:

Beginning of period	730,152,870	351,881,466	760,520,801	1,026,306,573

End of period	$869,048,887	$730,152,870	$158,944,512	$760,520,801

67	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets ex-China Fund			Emerging Markets Fund
	Six Months Ended August 31, 2022 (Unaudited)	Period from October 18, 2021 (commencement of operations) through February 28, 2022		Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$10,596,857	$2,920,797		$60,615,656	$94,644,152

Net realized gain (loss)	(9,150,523)	227,472		(78,468,056)	134,355,921

Change in net unrealized appreciation (depreciation)	(63,121,668)	(59,947,593)		(352,810,015)	(572,946,926)

Net increase (decrease) in net assets from operations	(61,675,334)	(56,799,324)		(370,662,415)	(343,946,853)

Distributions to shareholders:

Class II	—	—		(2,917,840)	(10,877,340)

Class III	(93,682)	(23,270	)*	(3,508,263)	(15,036,779)

Class VI	(1,765,929)	(2,297,709)		(16,995,970)	(65,952,879)

Class R6	—	—		(559,471)	(1,932,217)

Class I	(2)	(3	)**	(1,782,387)	(6,142,292)

Total distributions	(1,859,613)	(2,320,982)		(25,763,931)	(99,941,507)

Net share transactions (Note 9):

Class II	—	—		(27,116,517)	24,140,732

Class III	1,998,683	16,365,827	*	(13,594,200)	(166,371,558)

Class V	—	—		—	(315,869,299	)***

Class VI	27,269,654	339,851,236		1,248,114	(249,450,634)

Class R6	—	—		3,035,443	5,685,636

Class I	2	503	**	15,016,165	67,945,520

Increase (decrease) in net assets resulting from net share transactions	29,268,339	356,217,566		(21,410,995)	(633,919,603)

Total increase (decrease) in net assets	(34,266,608)	297,097,260		(417,837,341)	(1,077,807,963)

Net assets:

Beginning of period	297,097,260	—		1,934,732,388	3,012,540,351

End of period	$262,830,652	$297,097,260		$1,516,895,047	$1,934,732,388

*	Period from November 17, 2021 (commencement of operations) through February 28, 2022.
**	Period from December 1, 2021 (commencement of operations) through February 28, 2022.
***	Class V liquidated on April 29, 2021.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Fund		Japan Value Creation Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28,2022
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$56,604,120	$84,376,014	$1,937,242	$3,126,596

Net realized gain (loss)	(58,896,254)	211,671,131	(2,876,624)	20,528,456

Change in net unrealized appreciation (depreciation)	(253,889,878)	(177,873,927)	(22,057,158)	(25,642,038)

Net increase (decrease) in net assets from operations	(256,182,012)	118,173,218	(22,996,540)	(1,986,986)

Distributions to shareholders:

Class II	(15,443)	(366,324)	—	—

Class III	(1,074,582)	(24,543,676)	(1,238,546)	—	**

Class IV	(4,318,919)	(103,725,040)	—	—

Class VI	—	—	(5,467,318)	(24,444,217)

Class I	(6,386)	(143,501)*	(130,740)	(312,047	)***

Total distributions	(5,415,330)	(128,778,541)	(6,836,604)	(24,756,264)

Net share transactions (Note 9):

Class II	542	154,410	—	—

Class III	2,888,863	(64,863,064)	4,646,262	23,595,006	**

Class IV	(181,724,178)	(220,799,835)	—	—

Class VI	—	—	(7,025,648)	(4,444,830)

Class I	(148,629)	3,300,506 *	21,273	3,535,322	***

Increase (decrease) in net assets resulting from net share transactions	(178,983,402)	(282,207,983)	(2,358,113)	22,685,498

Total increase (decrease) in net assets	(440,580,744)	(292,813,306)	(32,191,257)	(4,057,752)

Net assets:

Beginning of period	1,901,750,369	2,194,563,675	159,814,268	163,872,020

End of period	$1,461,169,625	$1,901,750,369	$127,623,011	$159,814,268

*	Period from May 24, 2021 (commencement of operations) through February 28, 2022.
**	Period from December 30, 2021 (commencement of operations) through February 28, 2022.
***	Period from June 7, 2021 (commencement of operations) through February 28, 2022.

69	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Cyclicals Fund		Quality Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,317,102	$3,195,501	$48,606,078	$97,006,929

Net realized gain (loss)	8,034,407	16,586,147	440,615,529	511,445,075

Change in net unrealized appreciation (depreciation)	(27,500,523)	(5,437,374)	(1,205,240,264)	497,845,399

Net increase (decrease) in net assets from operations	(18,149,014)	14,344,274	(716,018,657)	1,106,297,403

Distributions to shareholders:

Class III	—	—	(78,379,482)	(208,459,284)

Class IV	—	—	(23,944,722)	(50,525,221)

Class VI	(3,725,139)	(29,159,128)	(80,497,123)	(211,183,341)

Class R6	—	—	(14,705,439)	(30,631,216)

Class I	(2,367)	(9,434)*	(13,927,468)	(28,062,487)

Total distributions	(3,727,506)	(29,168,562)	(211,454,234)	(528,861,549)

Net share transactions (Note 9):

Class III	—	—	(111,957,517)	(857,439,954)

Class IV	—	—	122,644,722	111,734,620

Class VI	(13,900,529)	14,291,719	(468,733,845)	839,898,152

Class R6	—	—	42,155,971	157,998,340

Class I	—	89,975 *	64,526,220	160,637,473

Increase (decrease) in net assets resulting from net share transactions	(13,900,529)	14,381,694	(351,364,449)	412,828,631

Total increase (decrease) in net assets	(35,777,049)	(442,594)	(1,278,837,340)	990,264,485

Net assets:

Beginning of period	141,546,203	141,988,797	8,359,169,583	7,368,905,098

End of period	$105,769,154	$141,546,203	$7,080,332,243	$8,359,169,583

*	Period from July 16, 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	70

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Tax-Managed International Equities Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$59,835,913	$69,825,573	$1,144,364	$1,475,736

Net realized gain (loss)	90,804,863	135,596,926	(2,327,798)	6,723,726

Change in net unrealized appreciation (depreciation)	(253,389,251)	(17,199,595)	(5,314,567)	(6,159,271)

Net increase (decrease) in net assets from operations	(102,748,475)	188,222,904	(6,498,001)	2,040,191

Distributions to shareholders:

Class III	(8,356,501)	(29,937,354)	(845,064)	(5,390,526)

Class IV	(13,641,003)	(94,223,444)	—	—

Class VI	(25,803,970)	— *	—	—

Class R6	(5,656,916)	(3,478,525)	—	—

Class I	(25,449,113)	(55,077,833)	—	—

Total distributions	(78,907,503)	(182,717,156)	(845,064)	(5,390,526)

Net share transactions (Note 9):

Class III	27,417,753	138,203,591	9,938,432	(3,827,951)

Class IV	57,720,303	(167,410,013)	—	—

Class VI	(38,109,526)	866,735,067 *	—	—

Class R6	81,875,307	103,708,055	—	—

Class I	176,716,414	257,993,206	—	—

Increase (decrease) in net assets resulting from net share transactions	305,620,251	1,199,229,906	9,938,432	(3,827,951)

Total increase (decrease) in net assets	123,964,273	1,204,735,654	2,595,367	(7,178,286)

Net assets:

Beginning of period	2,203,551,912	998,816,258	31,781,274	38,959,560

End of period	$2,327,516,185	$2,203,551,912	$34,376,641	$31,781,274

*	Period from February 8, 2022 (commencement of operations) through February 28, 2022.

71	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund		U.S. Small Cap Value Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,171,086	$5,844,954	$1,852,881	$3,936,416

Net realized gain (loss)	1,747,248	79,406,685	(2,063,688)	76,979,623

Change in net unrealized appreciation (depreciation)	(32,664,155)	(33,300,126)	(22,379,951)	(31,906,411)

Net increase (decrease) in net assets from operations	(27,745,821)	51,951,513	(22,590,758)	49,009,628

Distributions to shareholders:

Class III	(4,108,577)	(17,687,300)	—	—

Class VI	(18,202,428)	(66,498,945)	(15,906,146)	(83,549,717)

Total distributions	(22,311,005)	(84,186,245)	(15,906,146)	(83,549,717)

Net share transactions (Note 9):

Class III	4,279,235	(24,924,349)	—	—

Class VI	(19,573,682)	171,434,661	(12,220,712)	(84,147,317)

Increase (decrease) in net assets resulting from net share transactions	(15,294,447)	146,510,312	(12,220,712)	(84,147,317)

Total increase (decrease) in net assets	(65,351,273)	114,275,580	(50,717,616)	(118,687,406)

Net assets:

Beginning of period	465,478,003	351,202,423	253,810,234	372,497,640

End of period	$400,126,730	$465,478,003	$203,092,618	$253,810,234

See accompanying notes to the financial statements.	72

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,							Period from April 5, 2017 (commencement of operations) through February 28, 2018
			2022		2021		2020		2019
Net asset value, beginning of period	$30.23		$34.39		$22.36		$22.04		$23.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.19		0.28		0.35		0.41		0.36	0.23
Net realized and unrealized gain (loss)	(1.53)		0.72		13.43		0.87		(1.61)	4.41

Total from investment operations	(1.34)		1.00		13.78		1.28		(1.25)	4.64

Less distributions to shareholders:
From net investment income	(0.04)		(0.57)		(0.30)		(0.45)		(0.26)	(0.22)
From net realized gains	(0.48)		(4.59)		(1.45)		(0.51)		(0.26)	(0.61)

Total distributions	(0.52)		(5.16)		(1.75)		(0.96)		(0.52)	(0.83)

Net asset value, end of period	$28.37		$30.23		$34.39		$22.36		$22.04	$23.81

Total Return(b)	(4.17	)%**	2.91%		63.84%		5.66%		(5.22)%	23.28	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$311,605		$306,996		$178,223		$121,062		$113,000	$26,694
Net expenses to average daily net assets(c)	0.77	%*	0.77%		0.77%		0.77%		0.75%	0.78	%*
Net investment income (loss) to average daily net assets(a)	1.30	%*	0.84%		1.39%		1.84%		1.61%	1.09	%*
Portfolio turnover rate(d)	66	%**	63%		84%		62%		29%	44	%**
Fees and expenses reimbursed and/or waived by GMO toaverage daily net assets:	0.02	%*	0.04	%(e)	0.13	%(e)	0.16	%(e)	0.26%	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	66%	140%	145%	173%	121%	174%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

73	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,				Period from January 16, 2020 (commencement of operations) through February 29, 2020
			2022		2021
Net asset value, beginning of period	$30.17		$34.33		$22.36		$24.55

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.19		0.28		0.31		0.01
Net realized and unrealized gain (loss)	(1.52)		0.72		13.43		(2.20)

Total from investment operations	(1.33)		1.00		13.74		(2.19)

Less distributions to shareholders:
From net investment income	(0.04)		(0.57)		(0.32)		—
From net realized gains	(0.48)		(4.59)		(1.45)		—

Total distributions	(0.52)		(5.16)		(1.77)		—

Net asset value, end of period	$28.32		$30.17		$34.33		$22.36

Total Return(b)	(4.14	)%**	2.90%		63.71%		(8.92	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124,953		$115,014		$74,961		$1,129
Net expenses to average daily net assets(c)	0.77	%*	0.77%		0.77%		0.77	%*
Net investment income (loss) to average daily net assets(a)	1.34	%*	0.84%		1.04%		0.40	%*
Portfolio turnover rate(d)	66	%**	63%		84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.04	%(e)	0.11	%(e)	0.23	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	66%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,				Period from February 25, 2020 (commencement of operations) through February 29, 2020
			2022		2021
Net asset value, beginning of period	$30.16		$34.33		$22.36		$23.37

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.17		0.24		0.21		0.01
Net realized and unrealized gain (loss)	(1.52)		0.73		13.53		(1.02)

Total from investment operations	(1.35)		0.97		13.74		(1.01)

Less distributions to shareholders:
From net investment income	(0.03)		(0.55)		(0.32)		—
From net realized gains	(0.48)		(4.59)		(1.45)		—

Total distributions	(0.51)		(5.14)		(1.77)		—

Net asset value, end of period	$28.30		$30.16		$34.33		$22.36

Total Return(b)	(4.20	)%**	2.81%		63.67%		(4.32	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$432,491		$308,143		$98,697		$962
Net expenses to average daily net assets(c)	0.87	%*	0.87%		0.87%		0.87	%*
Net investment income (loss) to average daily net assets(a)	1.22	%*	0.72%		0.66%		1.93	%*
Portfolio turnover rate(d)	66	%**	63%		84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.04	%(e)	0.11	%(e)	0.43	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	66%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

75	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019	2018
Net asset value, beginning of period	$21.96		$27.68		$21.14		$21.61		$28.86	$22.64

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.21		0.15		0.17		0.40		0.24	0.25
Net realized and unrealized gain (loss)	(3.74)		(3.95)		6.53		0.18		(4.58)	6.33

Total from investment operations	(3.53)		(3.80)		6.70		0.58		(4.34)	6.58

Less distributions to shareholders:
From net investment income	(0.11)		(0.06)		(0.16)		(1.05)		(0.17)	(0.36)
From net realized gains	—		(1.86)		—		—		(2.74)	—

Total distributions	(0.11)		(1.92)		(0.16)		(1.05)		(2.91)	(0.36)

Net asset value, end of period	$18.32		$21.96		$27.68		$21.14		$21.61	$28.86

Total Return(b)	(16.09	)%**	(14.13)%		31.76%		2.39%		(15.48)%	29.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$141,201		$238,702		$309,966		$292,418		$467,336	$700,211
Net expenses to average daily net assets(c)	1.09	%*	1.06%		1.03%		1.03%		1.04%	1.06%
Net investment income (loss) to average daily net assets(a)	2.10	%*	0.56%		0.73%		1.81%		1.00%	0.96%
Portfolio turnover rate(d)	75	%**	190%		216%		186%		238%	201%
Fees and expenses reimbursed and/or waived by GMO to average dailynet assets:	0.07	%*	0.02	%(e)	0.02	%(e)	0.02	%(e)	0.01%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.05		$0.05	$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	80%	215%	236%	235%	254%	254%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	76

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class V Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019	2018
Net asset value, beginning of period	$21.97		$27.66		$21.12		$21.60		$28.85	$22.62

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.24		0.18		0.20		0.43		0.28	0.29
Net realized and unrealized gain (loss)	(3.77)		(3.93)		6.53		0.17		(4.60)	6.33

Total from investment operations	(3.53)		(3.75)		6.73		0.60		(4.32)	6.62

Less distributions to shareholders:
From net investment income	(0.16)		(0.08)		(0.19)		(1.08)		(0.19)	(0.39)
From net realized gains	—		(1.86)		—		—		(2.74)	—

Total distributions	(0.16)		(1.94)		(0.19)		(1.08)		(2.93)	(0.39)

Net asset value, end of period	$18.28		$21.97		$27.66		$21.12		$21.60	$28.85

Total Return(b)	(16.06	)%**	(13.98)%		31.95%		2.50%		(15.37)%	29.31%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,986		$510,307		$697,864		$565,384		$755,613	$1,280,851
Net expenses to average daily net assets(c)	0.94	%*	0.92%		0.90%		0.89%		0.90%	0.92%
Net investment income (loss) to average daily net assets(a)	2.38	%*	0.70%		0.87%		1.94%		1.19%	1.09%
Portfolio turnover rate(d)	75	%**	190%		216%		186%		238%	201%
Fees and expenses reimbursed and/or waived by GMO to averagedaily net assets:	0.07	%*	0.02	%(e)	0.02	%(e)	0.02	%(e)	0.01%	0.02%
Purchase premiums and redemption fees consisted of the followingper share amounts (Note 2):†	$—		$—		$—		$0.04		$0.05	$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	80%	215%	236%	235%	254%	254%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022		Period from January 22, 2021 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$21.95		$27.67		$28.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		0.15		0.02
Net realized and unrealized gain (loss)	(3.76)		(3.94)		(1.23)

Total from investment operations	(3.54)		(3.79)		(1.21)

Less distributions to shareholders:
From net investment income	(0.11)		(0.07)		—
From net realized gains	—		(1.86)		—

Total distributions	(0.11)		(1.93)		—

Net asset value, end of period	$18.30		$21.95		$27.67

Total Return(b)	(16.12	)%**	(14.12)%		(4.19	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,758		$11,512		$18,476
Net expenses to average daily net assets(c)	1.12	%*	1.09%		1.04	%*
Net investment income (loss) to average daily net assets(a)	2.20	%*	0.57%		0.82	%*
Portfolio turnover rate(d)	75	%**	190%		216	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%*	0.09	%(e)	0.08	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	80%	215%	236%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Period from November 17, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$16.65		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.15
Net realized and unrealized gain (loss)	(3.84)		(3.37)

Total from investment operations	(3.30)		(3.22)

Less distributions to shareholders:
From net investment income	(0.03)		(0.13)
From net realized gains	(0.06)		—

Total distributions	(0.09)		(0.13)

Net asset value, end of period	$13.26		$16.65

Total Return(b)	(19.77	)%**	(16.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,606		$14,810
Net expenses to average daily net assets(c)	0.80	%*	0.80	%*
Net investment income (loss) to average daily net assets(a)	7.55	%*	2.52	%*
Portfolio turnover rate(d)	50	%**	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%*	0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022
Portfolio turnover rate including transactions in USTF	150%	43%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2022 (Unaudited)		Period from October 18, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$16.66		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.17
Net realized and unrealized gain (loss)	(3.84)		(3.38)

Total from investment operations	(3.30)		(3.21)

Less distributions to shareholders:
From net investment income	(0.03)		(0.13)
From net realized gains	(0.06)		—

Total distributions	(0.09)		(0.13)

Net asset value, end of period	$13.27		$16.66

Total Return(b)	(19.74	)%**	(16.15	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249,224		$282,287
Net expenses to average daily net assets(c)	0.67	%*	0.67	%*
Net investment income (loss) to average daily net assets(a)	7.49	%*	2.36	%*
Portfolio turnover rate(d)	50	%**	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022
Portfolio turnover rate including transactions in USTF	150%	43%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Period from December 1, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$16.64		$19.34

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.12
Net realized and unrealized gain (loss)	(3.84)		(2.69)

Total from investment operations	(3.30)		(2.57)

Less distributions to shareholders:
From net investment income	(0.01)		(0.13)
From net realized gains	(0.06)		—

Total distributions	(0.07)		(0.13)

Net asset value, end of period	$13.27		$16.64

Total Return(b)	(19.76	)%**	(13.38	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$0	(c)	$0	(c)
Net expenses to average daily net assets(d)	0.95	%*	0.93	%*
Net investment income (loss) to average daily net assets(a)	7.22	%*	2.54	%*
Portfolio turnover rate(e)	50	%**	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.19	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Rounds to less than $1,000.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022
Portfolio turnover rate including transactions in USTF	150%	43%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021		2020		2019		2018
Net asset value, beginning of period	$29.81		$36.70	$30.75		$32.23		$36.42		$29.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.90		1.21	0.86		1.13		1.01		0.75
Net realized and unrealized gain (loss)	(6.66)		(6.58)	6.36		(1.02)		(4.22)		6.58

Total from investment operations	(5.76)		(5.37)	7.22		0.11		(3.21)		7.33

Less distributions to shareholders:
From net investment income	(0.39)		(1.52)	(1.27)		(1.59)		(0.98)		(0.89)

Total distributions	(0.39)		(1.52)	(1.27)		(1.59)		(0.98)		(0.89)

Net asset value, end of period	$23.66		$29.81	$36.70		$30.75		$32.23		$36.42

Total Return(b)	(19.30	)%**	(15.13)%	23.89%		(0.11)%		(8.57)%		24.66%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186,138		$262,449	$291,833		$397,798		$451,720		$479,640
Net expenses to average daily net assets(c)	0.98	%*	0.92%	0.93%		0.93%		0.93%		0.96%
Net investment income (loss) to average daily net assets(a)	6.98	%*	3.34%	2.73%		3.44%		3.09%		2.25%
Portfolio turnover rate	65	%**	102%	102%		100	%(d)	98	%(d)	87	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.07	%(e)	0.13	%(e)	0.13%		0.13%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$0.02		$0.08		$0.11

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	123%	128%	117%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	82

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021		2020		2019		2018
Net asset value, beginning of period	$29.91		$36.81	$30.84		$32.32		$36.51		$30.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.93		1.27	0.76		1.21		1.01		0.72
Net realized and unrealized gain (loss)	(6.71)		(6.64)	6.51		(1.09)		(4.21)		6.64

Total from investment operations	(5.78)		(5.37)	7.27		0.12		(3.20)		7.36

Less distributions to shareholders:
From net investment income	(0.39)		(1.53)	(1.30)		(1.60)		(0.99)		(0.90)

Total distributions	(0.39)		(1.53)	(1.30)		(1.60)		(0.99)		(0.90)

Net asset value, end of period	$23.74		$29.91	$36.81		$30.84		$32.32		$36.51

Total Return(b)	(19.29	)%**	(15.08)%	23.99%		(0.08)%		(8.51)%		24.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$198,714		$267,177	$501,907		$333,779		$277,824		$390,827
Net expenses to average daily net assets(c)	0.93	%*	0.87%	0.88%		0.88%		0.88%		0.91%
Net investment income (loss) to average daily net assets(a)	7.22	%*	3.47%	2.36%		3.68%		3.08%		2.14%
Portfolio turnover rate	65	%**	102%	102%		100	%(d)	98	%(d)	87	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.01%	0.04	%(e)	0.11	%(e)	0.11%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$0.02		$0.08		$0.11

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	123%	128%	117%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021		2020		2019		2018
Net asset value, beginning of period	$29.56		$36.41	$30.52		$32.00		$36.16		$29.77

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.92		1.33	0.87		1.23		1.06		0.78
Net realized and unrealized gain (loss)	(6.61)		(6.59)	6.36		(1.07)		(4.19)		6.56

Total from investment operations	(5.69)		(5.26)	7.23		0.16		(3.13)		7.34

Less distributions to shareholders:
From net investment income	(0.41)		(1.59)	(1.34)		(1.64)		(1.03)		(0.95)

Total distributions	(0.41)		(1.59)	(1.34)		(1.64)		(1.03)		(0.95)

Net asset value, end of period	$23.46		$29.56	$36.41		$30.52		$32.00		$36.16

Total Return(b)	(19.22	)%**	(14.98)%	24.11%		0.05%		(8.39)%		24.90%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$989,223		$1,244,914	$1,787,607		$2,182,893		$2,685,798		$3,575,505
Net expenses to average daily net assets(c)	0.80	%*	0.74%	0.75%		0.75%		0.75%		0.78%
Net investment income (loss) to average daily net assets(a)	7.26	%*	3.69%	2.75%		3.76%		3.25%		2.36%
Portfolio turnover rate	65	%**	102%	102%		100	%(d)	98	%(d)	87	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%	0.08	%(e)	0.15	%(e)	0.14%		0.14%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$0.02		$0.08		$0.11

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	123%	128%	117%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period from March 31, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$29.78		$36.67	$26.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.92		1.15	0.72
Net realized and unrealized gain (loss)	(6.67)		(6.51)	11.20

Total from investment operations	(5.75)		(5.36)	11.92

Less distributions to shareholders:
From net investment income	(0.39)		(1.53)	(1.30)

Total distributions	(0.39)		(1.53)	(1.30)

Net asset value, end of period	$23.64		$29.78	$36.67

Total Return(b)	(19.28	)%**	(15.13)%	46.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,452		$40,197	$43,664
Net expenses to average daily net assets(c)	0.98	%*	0.93%	0.93	%*
Net investment income (loss) to average daily net assets(a)	7.22	%*	3.18%	2.39	%*
Portfolio turnover rate	65	%**	102%	102	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.05	%(d)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5). (d) Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022		Year Ended February 28,			Period from January 14, 2020 (commencement of operations) through February 29,
	(Unaudited)		2022	2021		2020
Net asset value, beginning of period	$29.75		$36.66	$30.75		$35.29

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.91		1.13	0.52		0.00	(b)
Net realized and unrealized gain (loss)	(6.66)		(6.52)	6.68		(4.54)

Total from investment operations	(5.75)		(5.39)	7.20		(4.54)

Less distributions to shareholders:
From net investment income	(0.38)		(1.52)	(1.29)		—

Total distributions	(0.38)		(1.52)	(1.29)		—

Net asset value, end of period	$23.62		$29.75	$36.66		$30.75

Total Return(c)	(19.29	)%**	(15.20)%	23.83%		(12.86	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,368		$119,995	$79,824		$16,158
Net expenses to average daily net assets(d)	1.03	%*	0.98%	0.98%		0.94	%*
Net investment income (loss) to average daily net assets(a)	7.16	%*	3.14%	1.55%		(0.05	)%*
Portfolio turnover rate	65	%**	102%	102%		100	%(e)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.10%	0.10	%(f)	0.19	%(f)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	123%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares
	Six Months Ended August 31, 2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019	2018
Net asset value, beginning of period	$22.70		$23.04		$19.83		$20.08		$23.63	$20.18

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72	(b)	0.91	(b)	0.75	(b)	0.72		0.57	0.41
Net realized and unrealized gain (loss)	(4.07)		0.26		3.46		(0.22)		(3.45)	3.78

Total from investment operations	(3.35)		1.17		4.21		0.50		(2.88)	4.19

Less distributions to shareholders:
From net investment income	(0.06)		(1.51)		(1.00)		(0.75)		(0.67)	(0.74)

Total distributions	(0.06)		(1.51)		(1.00)		(0.75)		(0.67)	(0.74)

Net asset value, end of period	$19.29		$22.70		$23.04		$19.83		$20.08	$23.63

Total Return(c)	(14.75	)%(d)**	5.00	%(d)	21.58	%(e)	2.19%		(12.07)%	20.85%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,773		$5,615		$5,546		$10,802		$18,202	$23,736
Net expenses to average daily net assets(f)	0.73	%*	0.74%		0.73%		0.73%		0.73%	0.72%
Net investment income (loss) to average daily net assets(a)	6.79	%(b)*	3.69	%(b)	3.82	%(b)	3.52%		2.64%	1.77%
Portfolio turnover rate(g)	28	%**	64%		48%		46%		41%	45%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%		0.03%		0.03	%(h)	0.02%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

August 31, 2022	February 28, 2022	February 28, 2021
$3,533	$12,515	$69,807
6.66%	3.48%	2.62%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31, 2022	February 28, 2022
0.06%	0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (See Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	65%	54%	61%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class III Shares
	Six Months Ended August 31, 2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019	2018
Net asset value, beginning of period	$23.00		$23.32		$20.09		$20.33		$23.92	$20.41

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.73	(b)	0.96	(b)	0.75	(b)	0.70		0.57	0.61
Net realized and unrealized gain (loss)	(4.11)		0.25		3.51		(0.17)		(3.47)	3.64

Total from investment operations	(3.38)		1.21		4.26		0.53		(2.90)	4.25

Less distributions to shareholders:
From net investment income	(0.07)		(1.53)		(1.03)		(0.77)		(0.69)	(0.74)

Total distributions	(0.07)		(1.53)		(1.03)		(0.77)		(0.69)	(0.74)

Net asset value, end of period	$19.55		$23.00		$23.32		$20.09		$20.33	$23.92

Total Return(c)	(14.70	)%(d)**	5.08	%(d)	21.60	%(e)	2.29%		(12.02)%	20.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$307,738		$358,775		$423,332		$452,165		$507,195	$485,782
Net expenses to average daily net assets(f)	0.66	%*	0.67%		0.66%		0.66%		0.66%	0.65%
Net investment income (loss) to average daily net assets(a)	6.86	%(b)*	3.84	%(b)	3.70	%(b)	3.36%		2.64%	2.68%
Portfolio turnover rate(g)	28	%**	64%		48%		46%		41%	45%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%		0.03%		0.03	%(h)	0.02%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

August 31, 2022	February 28, 2022	February 28, 2021
$226,221	$861,919	$6,194,610
6.73%	3.63%	2.30%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31, 2022	February 28, 2022
0.06%	0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (See Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	65%	54%	61%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019	2018
Net asset value, beginning of period	$22.96		$23.28		$20.05		$20.29		$23.87	$20.38

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.74	(b)	0.96	(b)	0.77	(b)	0.74		0.63	0.56
Net realized and unrealized gain (loss)	(4.12)		0.26		3.50		(0.20)		(3.51)	3.69

Total from investment operations	(3.38)		1.22		4.27		0.54		(2.88)	4.25

Less distributions to shareholders:
From net investment income	(0.07)		(1.54)		(1.04)		(0.78)		(0.70)	(0.76)

Total distributions	(0.07)		(1.54)		(1.04)		(0.78)		(0.70)	(0.76)

Net asset value, end of period	$19.51		$22.96		$23.28		$20.05		$20.29	$23.87

Total Return(c)	(14.70	)%(d)**	5.16	%(d)	21.71	%(e)	2.34%		(11.95)%	20.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,146,220		$1,534,339		$1,765,686		$2,584,648		$3,156,760	$4,558,167
Net expenses to average daily net assets(f)	0.60	%*	0.61%		0.60%		0.60%		0.60%	0.59%
Net investment income (loss) to average daily net assets(a)	6.93	%(b)*	3.88	%(b)	3.81	%(b)	3.53%		2.89%	2.45%
Portfolio turnover rate(g)	28	%**	64%		48%		46%		41%	45%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%		0.03%		0.03	%(h)	0.02%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

August 31, 2022	February 28, 2022	February 28, 2021
$876,319	$3,699,861	$27,980,578
6.80%	3.67%	2.49%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31, 2022	February 28, 2022
0.06%	0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (See Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	65%	54%	61%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Period from May 24, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$23.08		$25.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72	(b)	0.44	(b)
Net realized and unrealized gain (loss)	(4.13)		(2.05)

Total from investment operations	(3.41)		(1.61)

Less distributions to shareholders:
From net investment income	(0.05)		(1.10)

Total distributions	(0.05)		(1.10)

Net asset value, end of period	$19.62		$23.08

Total Return(c)	(14.77	)%(d)**	(6.27	)%(e)**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,439		$3,021
Net expenses to average daily net assets(f)	0.83	%*	0.89	%*
Net investment income (loss) to average daily net assets(a)	6.69	%(b)*	2.35	%(b)*
Portfolio turnover rate(g)	28	%**	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

August 31, 2022	February 28, 2022
$1,831	$2,264
6.56%	1.63%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.06% to class I’s total return (Note 2).

(e)

EU tax reclaim payments and related interest received during the period, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022
Portfolio turnover rate including transactions in USTF	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares
	Six Months Ended August 31, 2022		Period from December 30, 2021 (commencement of operations) through February 28,
	(Unaudited)		2022
Net asset value, beginning of period	$19.71		$19.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25		(0.03)
Net realized and unrealized gain (loss)	(3.25)		(0.07)

Total from investment operations	(3.00)		(0.10)

Less distributions to shareholders:
From net investment income	(0.07)		—
From net realized gains	(0.81)		—

Total distributions	(0.88)		—

Net asset value, end of period	$15.83		$19.71

Total Return(b)	(15.25	)%**	(0.50	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,659		$23,673
Net expenses to average daily net assets(c)	0.66	%*	0.66	%*
Net investment income (loss) to average daily net assets(a)	2.86	%*	(0.55	)%*
Portfolio turnover rate	22	%**	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%*	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class VI Shares
				Period from
				September 14, 2020
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	(commencement of operations) through February 28, 2021
Net asset value, beginning of period	$19.71		$23.47	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25		0.43	0.17
Net realized and unrealized gain (loss)	(3.25)		(0.71)	3.59

Total from investment operations	(3.00)		(0.28)	3.76

Less distributions to shareholders:
From net investment income	(0.07)		(1.50)	(0.28)
From net realized gains	(0.81)		(1.98)	(0.01)

Total distributions	(0.88)		(3.48)	(0.29)

Net asset value, end of period	$15.83		$19.71	$23.47

Total Return(b)	(15.25	)%**	(1.45)%	18.82	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,443		$133,035	$163,872
Net expenses to average daily net assets(c)	0.57	%*	0.57%	0.56	%*
Net investment income (loss) to average daily net assets(a)	2.87	%*	1.90%	1.68	%*
Portfolio turnover rate	22	%**	47%	28	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%*	0.08%	0.23	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Period from June 7, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$19.69		$24.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25		0.12
Net realized and unrealized gain (loss)	(3.27)		(1.91	)(b)

Total from investment operations	(3.02)		(1.79)

Less distributions to shareholders:
From net investment income	(0.05)		(1.49)
From net realized gains	(0.81)		(1.98)

Total distributions	(0.86)		(3.47)

Net asset value, end of period	$15.81		$19.69

Total Return(c)	(15.33	)%**	(7.43	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,521		$3,107
Net expenses to average daily net assets(d)	0.76	%*	0.77	%*
Net investment income (loss) to average daily net assets(a)	2.87	%*	0.79	%*
Portfolio turnover rate	22	%**	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%*	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND

	Class VI Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period from May 12, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$25.77		$29.06	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.64	0.38
Net realized and unrealized gain (loss)	(4.01)		2.24	10.23

Total from investment operations	(3.74)		2.88	10.61

Less distributions to shareholders:
From net investment income	(0.30)		(0.84)	(0.60)
From net realized gains	(0.47)		(5.33)	(0.95)

Total distributions	(0.77)		(6.17)	(1.55)

Net asset value, end of period	$21.26		$25.77	$29.06

Total Return(b)	(14.39	)%**	10.22%	53.56	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,702		$141,465	$141,989
Net expenses to average daily net assets(c)	0.40	%*	0.40%	0.40	%*
Net investment income (loss) to average daily net assets(a)	2.27	%*	2.20%	1.92	%*
Portfolio turnover rate(d)	9	%**	22%	65	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%*	0.08%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	11%	27%	70%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Period from July 16, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$25.76		$28.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.34
Net realized and unrealized gain (loss)	(4.00)		(0.05	)(b)

Total from investment operations	(3.76)		0.29

Less distributions to shareholders:
From net investment income	(0.28)		(0.47)
From net realized gains	(0.47)		(2.51)

Total distributions	(0.75)		(2.98)

Net asset value, end of period	$21.25		$25.76

Total Return(c)	(14.48	)%**	1.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67		$81
Net expenses to average daily net assets(d)	0.59	%*	0.59	%*
Net investment income (loss) to average daily net assets(a)	2.07	%*	1.92	%*
Portfolio turnover rate(e)	9	%**	22	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%*	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022
Portfolio turnover rate including transactions in USTF	11%	27%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019	2018
Net asset value, beginning of period	$28.05		$25.98		$22.77		$22.28		$25.13	$22.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.33	(b)	0.32		0.35		0.35	0.36
Net realized and unrealized gain (loss)	(2.67)		3.56		6.37		2.15		1.21	4.70

Total from investment operations	(2.50)		3.89		6.69		2.50		1.56	5.06

Less distributions to shareholders:
From net investment income	(0.04)		(0.32)		(0.35)		(0.36)		(0.39)	(0.41)
From net realized gains	(0.72)		(1.50)		(3.13)		(1.65)		(4.02)	(1.57)

Total distributions	(0.76)		(1.82)		(3.48)		(2.01)		(4.41)	(1.98)

Net asset value, end of period	$24.79		$28.05		$25.98		$22.77		$22.28	$25.13

Total Return(c)	(8.86	)%**	14.71	%(d)	30.83%		10.64%		6.86%	23.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,553,550		$2,996,330		$3,519,473		$3,195,240		$3,065,461	$3,524,103
Net expenses to average daily net assets(e)	0.49	%*	0.48%		0.48%		0.48%		0.48%	0.48%
Net investment income (loss) to average daily net assets(a)	1.25	%*	1.12	%(b)	1.33%		1.44%		1.42%	1.48%
Portfolio turnover rate(f)	8	%**	18%		28%		17%		18%	10%
Fees and expenses reimbursed and/or waived by GMO toaverage daily net assets:	0.02	%*	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$6,233,641
0.94%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	8%	18%	28%	17%	20%	23%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019	2018
Net asset value, beginning of period	$28.13		$26.04		$22.82		$22.32		$25.17	$22.08

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.17		0.32	(b)	0.34		0.37		0.36	0.37
Net realized and unrealized gain (loss)	(2.67)		3.60		6.37		2.14		1.22	4.70

Total from investment operations	(2.50)		3.92		6.71		2.51		1.58	5.07

Less distributions to shareholders:
From net investment income	(0.05)		(0.33)		(0.36)		(0.36)		(0.41)	(0.41)
From net realized gains	(0.72)		(1.50)		(3.13)		(1.65)		(4.02)	(1.57)

Total distributions	(0.77)		(1.83)		(3.49)		(2.01)		(4.43)	(1.98)

Net asset value, end of period	$24.86		$28.13		$26.04		$22.82		$22.32	$25.17

Total Return(c)	(8.85	)%**	14.79	%(d)	30.86%		10.70%		6.91%	23.37%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$927,094		$912,163		$750,632		$852,866		$1,139,024	$957,900
Net expenses to average daily net assets(e)	0.44	%*	0.44%		0.44%		0.44%		0.44%	0.44%
Net investment income (loss) to average daily net assets(a)	1.29	%*	1.08	%(b)	1.37%		1.52%		1.46%	1.53%
Portfolio turnover rate(f)	8	%**	18%		28%		17%		18%	10%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$1,577,219
0.91%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022

0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	8%	18%	28%	17%	20%	23%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019	2018
Net asset value, beginning of period	$28.06		$25.98		$22.77		$22.28		$25.13	$22.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.34	(b)	0.35		0.37		0.38	0.38
Net realized and unrealized gain (loss)	(2.68)		3.60		6.37		2.15		1.21	4.70

Total from investment operations	(2.50)		3.94		6.72		2.52		1.59	5.08

Less distributions to shareholders:
From net investment income	(0.05)		(0.36)		(0.38)		(0.38)		(0.42)	(0.43)
From net realized gains	(0.72)		(1.50)		(3.13)		(1.65)		(4.02)	(1.57)

Total distributions	(0.77)		(1.86)		(3.51)		(2.03)		(4.44)	(2.00)

Net asset value, end of period	$24.79		$28.06		$25.98		$22.77		$22.28	$25.13

Total Return(c)	(8.85	)%**	14.86	%(d)	30.95%		10.73%		6.96%	23.43%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,627,425		$3,461,580		$2,465,066		$2,077,277		$2,227,287	$3,561,976
Net expenses to average daily net assets(e)	0.39	%*	0.39%		0.39%		0.39%		0.39%	0.39%
Net investment income (loss) to average daily net assets(a)	1.34	%*	1.16	%(b)	1.41%		1.55%		1.54%	1.57%
Portfolio turnover rate(f)	8	%**	18%		28%		17%		18%	10%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$5,862,655
0.99%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	8%	18%	28%	17%	20%	23%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,				Period from November 12, 2019 (commencement of operations) through February 29, 2020
			2022		2021
Net asset value, beginning of period	$28.02		$25.96		$22.76		$25.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.32	(b)	0.30		0.10
Net realized and unrealized gain (loss)	(2.67)		3.57		6.39		(0.83)

Total from investment operations	(2.50)		3.89		6.69		(0.73)

Less distributions to shareholders:
From net investment income	(0.04)		(0.33)		(0.36)		(0.32)
From net realized gains	(0.72)		(1.50)		(3.13)		(1.40)

Total distributions	(0.76)		(1.83)		(3.49)		(1.72)

Net asset value, end of period	$24.76		$28.02		$25.96		$22.76

Total Return(c)	(8.86	)%**	14.71	%(d)	30.81%		(3.39	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$485,163		$507,232		$330,287		$77,375
Net expenses to average daily net assets(e)	0.48	%*	0.48%		0.48%		0.49	%*
Net investment income (loss) to average daily net assets(a)	1.24	%*	1.07	%(b)	1.22%		1.31	%*
Portfolio turnover rate(f)	8	%**	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02	%(g)	0.02	%(g)	0.02	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$822,832
0.89%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022

0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	8%	18%	28%	17%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,				Period from September 26, 2019 (commencement of operations) through February 29, 2020
			2022		2021
Net asset value, beginning of period	$27.99		$25.93		$22.75		$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.28	(b)	0.28		0.12
Net realized and unrealized gain (loss)	(2.66)		3.58		6.37		0.39

Total from investment operations	(2.51)		3.86		6.65		0.51

Less distributions to shareholders:
From net investment income	(0.03)		(0.30)		(0.34)		(0.31)
From net realized gains	(0.72)		(1.50)		(3.13)		(1.40)

Total distributions	(0.75)		(1.80)		(3.47)		(1.71)

Net asset value, end of period	$24.73		$27.99		$25.93		$22.75

Total Return(c)	(8.91	)%**	14.62	%(d)	30.66%		1.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$487,100		$481,865		$303,447		$80,110
Net expenses to average daily net assets(e)	0.58	%*	0.58%		0.58%		0.57	%*
Net investment income (loss) to average daily net assets(a)	1.14	%*	0.96	%(b)	1.12%		1.13	%*
Portfolio turnover rate(f)	8	%**	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04	%(g)	0.02	%(g)	0.02	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$779,657
0.79%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
$779,657
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	8%	18%	28%	17%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021		2020		2019		2018
Net asset value, beginning of period	$28.39		$27.81	$18.11		$20.31		$20.88		$17.31

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72		1.54	0.48		0.65		0.54		0.33
Net realized and unrealized gain (loss)	(2.24)		2.00	10.13		(2.22)		(0.37)		4.02

Total from investment operations	(1.52)		3.54	10.61		(1.57)		0.17		4.35

Less distributions to shareholders:
From net investment income	(0.18)		(1.35)	(0.47)		(0.63)		(0.74)		(0.78)
From net realized gains	(0.72)		(1.61)	(0.44)		—		—		—

Total distributions	(0.90)		(2.96)	(0.91)		(0.63)		(0.74)		(0.78)

Net asset value, end of period	$25.97		$28.39	$27.81		$18.11		$20.31		$20.88

Total Return(b)	(4.81	)%**	13.29%	59.36%		(8.14)%		0.99%		26.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$247,136		$239,225	$96,091		$201,320		$169,523		$54,037
Net expenses to average daily net assets(c)	0.70	%*	0.71%	0.72%		0.73%		0.74	%(d)	0.76	%(d)
Net investment income (loss) to average daily net assets(a)	5.31	%*	5.32%	2.44%		3.24%		2.68%		1.77%
Portfolio turnover rate(e)	28	%**	60%	86%		37%		35%		48%
Fees and expenses reimbursed and/or waived by GMO to average dailynet assets:	—		—	0.00	%(f)(g)	0.00	%(f)(g)	—		0.06%
Purchase premiums and redemption fees consisted of the following pershare amounts (Note 2):†	$—		$—	$—		$0.01		$0.02		$0.05

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5 ).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	140%	60%	89%	101%	69%	85%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021		2020		2019		2018
Net asset value, beginning of period	$28.30		$27.73	$18.06		$20.24		$20.81		$17.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.73		1.79	0.47		0.68		0.62		0.38
Net realized and unrealized gain (loss)	(2.23)		1.76	10.12		(2.22)		(0.46)		3.97

Total from investment operations	(1.50)		3.55	10.59		(1.54)		0.16		4.35

Less distributions to shareholders:
From net investment income	(0.19)		(1.37)	(0.48)		(0.64)		(0.73)		(0.79)
From net realized gains	(0.72)		(1.61)	(0.44)		—		—		—

Total distributions	(0.91)		(2.98)	(0.92)		(0.64)		(0.73)		(0.79)

Net asset value, end of period	$25.89		$28.30	$27.73		$18.06		$20.24		$20.81

Total Return(b)	(4.78	)%**	13.34%	59.42%		(8.03)%		0.98%		26.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$403,121		$383,353	$531,006		$311,515		$336,954		$296,196
Net expenses to average daily net assets(c)	0.65	%*	0.65%	0.67%		0.68%		0.70	%(d)	0.71	%(d)
Net investment income (loss) to average daily net assets(a)	5.38	%*	6.21%	2.33%		3.40%		3.06%		2.04%
Portfolio turnover rate(e)	28	%**	60%	86%		37%		35%		48%
Fees and expenses reimbursed and/or waived by GMO to average dailynet assets:	—		—	0.00	%(f)(g)	0.00	%(f)(g)	—		0.06%
Purchase premiums and redemption fees consisted of the following pershare amounts (Note 2):†	$—		$—	$—		$0.01		$0.02		$0.04

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5 ).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	140%	60%	89%	101%	69%	85%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2022 (Unaudited)		Period from February 8, 2022 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$28.30		$29.11

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.71		(0.57)
Net realized and unrealized gain (loss)	(2.21)		(0.24	)(b)

Total from investment operations	(1.50)		(0.81)

Less distributions to shareholders:
From net investment income	(0.20)		—
From net realized gains	(0.72)		—

Total distributions	(0.92)		—

Net asset value, end of period	$25.88		$28.30

Total Return(c)	(4.77	)%**	(2.78	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$759,395		$842,698
Net expenses to average daily net assets(d)	0.60	%*	0.74	%*
Net investment income (loss) to average daily net assets(a)	5.25	%*	(35.65	)%*
Portfolio turnover rate(e)	28	%**	60	%**

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022
Portfolio turnover rate including transactions in USTF	140%	60%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period from January 22, 2021 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$28.37		$27.82	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.74		(0.06)	0.03
Net realized and unrealized gain (loss)	(2.25)		3.59	0.35

Total from investment operations	(1.51)		3.53	0.38

Less distributions to shareholders:
From net investment income	(0.19)		(1.37)	—
From net realized gains	(0.72)		(1.61)	—

Total distributions	(0.91)		(2.98)	—

Net asset value, end of period	$25.95		$28.37	$27.82

Total Return(b)	(4.79	)%**	13.25%	1.38	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175,144		$105,086	$2,617
Net expenses to average daily net assets(c)	0.70	%*	0.74%	0.71	%*
Net investment income (loss) to average daily net assets(a)	5.49	%*	(0.20)%	0.98	%*
Portfolio turnover rate(d)	28	%**	60%	86	%**

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	140%	60%	89%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period from January 22, 2021 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$28.39		$27.81	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.71		1.25	0.02
Net realized and unrealized gain (loss)	(2.24)		2.27	0.35

Total from investment operations	(1.53)		3.52	0.37

Less distributions to shareholders:
From net investment income	(0.18)		(1.33)	—
From net realized gains	(0.72)		(1.61)	—

Total distributions	(0.90)		(2.94)	—

Net asset value, end of period	$25.96		$28.39	$27.81

Total Return(b)	(4.87	)%**	13.19%	1.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$742,721		$633,189	$369,102
Net expenses to average daily net assets(c)	0.80	%*	0.81%	0.81	%*
Net investment income (loss) to average daily net assets(a)	5.20	%*	4.32%	0.74	%*
Portfolio turnover rate(d)	28	%**	60%	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	140%	60%	89%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019	2018
Net asset value, beginning of period	$14.30		$15.98		$13.57		$13.82		$17.00	$14.28

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40		0.63	(b)	0.34		0.46		0.37	0.38
Net realized and unrealized gain (loss)	(2.52)		0.14		2.42		(0.10)		(2.63)	2.84

Total from investment operations	(2.12)		0.77		2.76		0.36		(2.26)	3.22

Less distributions to shareholders:
From net investment income	(0.04)		(0.76)		(0.35)		(0.61)		(0.39)	(0.50)
From net realized gains	(0.24)		(1.69)		—		—		(0.53)	—

Total distributions	(0.28)		(2.45)		(0.35)		(0.61)		(0.92)	(0.50)

Net asset value, end of period	$11.90		$14.30		$15.98		$13.57		$13.82	$17.00

Total Return(c)	(14.77	)%**	4.77	%(d)	20.53%		2.31%		(13.50)%	22.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,377		$31,781		$38,960		$36,228		$48,739	$68,782
Net expenses to average daily net assets(e)	0.68	%*	0.84	%(f)	0.73%		0.80%		0.79%	0.70%
Net investment income (loss) to average daily net assets(a)	6.08	%*	3.78	%(b)	2.47%		3.28%		2.47%	2.35%
Portfolio turnover rate(g)	59	%**	86%		75%		52%		63%	43%
Fees and expenses reimbursed and/or waived by GMO to average daily netassets:	0.66	%*	0.60	%(h)	0.54	%(h)	0.54	%(h)	0.54%	0.34%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

    February 28,

2022

      $61,519

    3.62%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

    February 28,

2022

0.14%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolioturnover rate including transactions in USTF	59%	107%	77%	65%	117%	80%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$13.69		$14.39		$11.89		$13.07		$15.41		$15.14

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.21		0.18		0.22		0.23		0.27
Net realized and unrealized gain (loss)	(0.98)		2.13		3.56		0.21		(0.04	)(b)	1.73

Total from investment operations	(0.89)		2.34		3.74		0.43		0.19		2.00

Less distributions to shareholders:
From net investment income	(0.03)		(0.19)		(0.21)		(0.32)		(0.26)		(0.28)
From net realized gains	(0.66)		(2.85)		(1.03)		(1.29)		(2.27)		(1.45)

Total distributions	(0.69)		(3.04)		(1.24)		(1.61)		(2.53)		(1.73)
Net asset value, end of period	$12.11		$13.69		$14.39		$11.89		$13.07		$15.41

Total Return(c)	(6.33	)%**	15.80%		33.74%		2.51%		1.94%		13.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,749		$80,646		$105,656		$83,738		$131,198		$77,297
Net expenses to average daily net assets(d)	0.47	%*	0.46%		0.47%		0.46%		0.46%		0.46%
Net investment income (loss) to average daily net assets(a)	1.39	%*	1.34%		1.47%		1.64%		1.62%		1.78%
Portfolio turnover rate(e)	43	%**	94%		66%		72%		89%		79%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04	%(f)	0.04	%(f)	0.03	%(f)	0.03%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolioturnover rate including transactions in USTF	48%	115%	81%	88%	105%	100%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

107	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$13.52		$14.25		$11.78		$12.97		$15.31		$15.06

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.22		0.19		0.23		0.24		0.29
Net realized and unrealized gain (loss)	(0.98)		2.11		3.53		0.20		(0.04	)(b)	1.71

Total from investment operations	(0.88)		2.33		3.72		0.43		0.20		2.00

Less distributions to shareholders:
From net investment income	(0.03)		(0.21)		(0.22)		(0.33)		(0.27)		(0.30)
From net realized gains	(0.66)		(2.85)		(1.03)		(1.29)		(2.27)		(1.45)

Total distributions	(0.69)		(3.06)		(1.25)		(1.62)		(2.54)		(1.75)

Net asset value, end of period	$11.95		$13.52		$14.25		$11.78		$12.97		$15.31

Total Return(c)	(6.29	)%**	15.89%		33.92%		2.53%		2.05%		13.84%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$324,378		$384,832		$245,547		$365,693		$758,714		$1,200,008
Net expenses to average daily net assets(d)	0.37	%*	0.37%		0.37%		0.37%		0.37%		0.37%
Net investment income (loss) to average daily net assets(a)	1.49	%*	1.42%		1.56%		1.75%		1.68%		1.88%
Portfolio turnover rate(e)	43	%**	94%		66%		72%		89%		79%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04	%(f)	0.04	%(f)	0.03	%(f)	0.03%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolioturnover rate including transactions in USTF	48%	115%	81%	88%	105%	100%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	108

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares

							Period from
							July 2, 2019
	Six Months						(commencement
	Ended						of operations)
	August 31,		Year Ended				through
	2022		February 28,				February 29,
	(Unaudited)		2022		2021		2020
Net asset value, beginning of period	$19.74		$24.99		$18.06		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.33		0.30		0.23
Net realized and unrealized gain (loss)	(2.15)		2.89		6.96		(1.99)

Total from investment operations	(2.00)		3.22		7.26		(1.76)

Less distributions to shareholders:
From net investment income	(0.04)		(0.39)		(0.33)		(0.18)
From net realized gains	(1.32)		(8.08)		—		—

Total distributions	(1.36)		(8.47)		(0.33)		(0.18)
Net asset value, end of period	$16.38		$19.74		$24.99		$18.06

Total Return(b)	(9.69	)%**	13.21%		40.64%		(8.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$203,093		$253,810		$372,498		$415,508
Net expenses to average daily net assets(c)	0.42	%*	0.42%		0.41%		0.44	%*
Net investment income (loss) to average daily net assets(a)	1.70	%*	1.32%		1.67%		1.69	%*
Portfolio turnover rate(d)	32	%**	62%		86%		56	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 28,	February 28,	February 29,
	2022	2022	2021	2020
Portfolio turnover rate including transactions in USTF	34%	71%	98%	69%

(e)	Ratio includes indirect fees waived or borne by GMO. (f) Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

109	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2022 (Unaudited)

1.	Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resources Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Domestic Opportunities Fund	Not Applicable	Total return
Emerging Markets ex-China Fund	MSCI Emerging Markets ex-China Index	Total return in excess of benchmark
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
Japan Value Creation Fund	Not Applicable	Total return
Quality Cyclicals Fund	Not Applicable	Total return
Quality Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

Tax-Managed International Equities Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

110

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

111

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2022:

Description	Level 1	Level 2	Level 3	Total

Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$8,979,496	$—	$—	$8,979,496
Australia	—	7,299,492	—	7,299,492
Belgium	—	391,137	—	391,137
Brazil	—	19,453,663	—	19,453,663
Canada	96,464,000	—	—	96,464,000
China	3,981,478	24,813,696	—	28,795,174
Denmark	—	24,275,846	—	24,275,846
Finland	—	8,520,882	—	8,520,882
France	—	48,209,299	—	48,209,299
Germany	—	18,241,617	—	18,241,617
Greece	—	3,567	—	3,567
Italy	—	2,082,653	—	2,082,653
Japan	—	34,314,839	—	34,314,839
Mexico	14,766,912	—	—	14,766,912
Netherlands	—	4,550,226	—	4,550,226
Norway	—	7,041,992	—	7,041,992
Pakistan	—	607,455	—	607,455
Philippines	—	493,211	—	493,211
Russia	—	—	2,604,380	2,604,380
South Korea	—	46,958,950	—	46,958,950
Spain	—	21,024,457	—	21,024,457
Switzerland	—	2,709,166	—	2,709,166
Thailand	—	1,047,193	—	1,047,193
Ukraine	—	987,880	—	987,880
United Kingdom	—	13,307,851	—	13,307,851
United States	422,153,525	—	—	422,153,525

TOTAL COMMON STOCKS	546,345,411	286,335,072	2,604,380	835,284,863

112

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Chile	$12,884,437	$—	$—	$12,884,437

TOTAL PREFERRED STOCKS	12,884,437	—	—	12,884,437

Mutual Funds
United States	87,358,431	—	—	87,358,431

TOTAL MUTUAL FUNDS	87,358,431	—	—	87,358,431

Short-Term Investments	830,836	—	—	830,836

Total Investments	647,419,115	286,335,072	2,604,380	936,358,567

Total	$647,419,115	$286,335,072	$2,604,380	$936,358,567

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$573,947	$2,021,952	$—	$2,595,899
China	920,605	46,679,905	—	47,600,510
France	—	1,081,162	—	1,081,162
Hong Kong	—	1,712,580	—	1,712,580
India	—	18,322,624	—	18,322,624
Indonesia	—	6,189,214	—	6,189,214
Japan	—	977,576	—	977,576
Kuwait	—	651,353	—	651,353
Malaysia	—	1,203,164	—	1,203,164
Mexico	6,204,450	—	—	6,204,450
Peru	427,915	—	—	427,915
Philippines	—	310,991	—	310,991
Qatar	—	1,679,119	—	1,679,119
Russia	—	—	623,549	623,549
Saudi Arabia	—	607,141	—	607,141
South Africa	—	2,215,121	—	2,215,121
South Korea	—	12,396,579	—	12,396,579
Switzerland	—	1,627,789	—	1,627,789
Taiwan	—	22,804,912	—	22,804,912
Thailand	—	3,981,562	—	3,981,562
United Arab Emirates	—	1,960,160	—	1,960,160
United Kingdom	—	2,287,224	—	2,287,224
United States	2,013,741	—	—	2,013,741
Vietnam	—	2,762,391	—	2,762,391

TOTAL COMMON STOCKS	10,140,658	131,472,519	623,549	142,236,726

Preferred Stocks
Brazil	—	646,441	—	646,441

TOTAL PREFERRED STOCKS	—	646,441	—	646,441

Investment Funds
Russia	—	—	9,610	9,610
Saudi Arabia	2,468,984	—	—	2,468,984

TOTAL INVESTMENT FUNDS	2,468,984	—	9,610	2,478,594

113

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$1,015,838	$—	$—	$1,015,838

TOTAL MUTUAL FUNDS	1,015,838	—	—	1,015,838

Short-Term Investments	4,775,369	—	—	4,775,369

Total Investments	18,400,849	132,118,960	633,159	151,152,968

Total	$18,400,849	$132,118,960	$633,159	$151,152,968

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$2,539,441	$—	$2,539,441
Chile	452,104	1,680,415	—	2,132,519
Czech Republic	—	513,384	—	513,384
Egypt	—	1,024,969	—	1,024,969
Hungary	—	3,213,766	—	3,213,766
India	10,223,224	7,440,664	—	17,663,888
Indonesia	—	13,586,360	—	13,586,360
Malaysia	—	160,305	—	160,305
Mexico	21,437,049	—	9,665	21,446,714
Peru	2,113,443	—	—	2,113,443
Philippines	—	558,714	—	558,714
Poland	—	3,115,516	—	3,115,516
Qatar	—	3,034,798	—	3,034,798
Russia	—	678,834	3,393,268	4,072,102
South Africa	105,066	3,168,991	—	3,274,057
South Korea	484,256	55,099,347	—	55,583,603
Taiwan	21,619,426	68,690,961	—	90,310,387
Thailand	—	7,593,678	—	7,593,678
Turkey	—	2,945,149	—	2,945,149
United Kingdom	—	1,627,691	—	1,627,691
Vietnam	—	1,034,469	—	1,034,469

TOTAL COMMON STOCKS	56,434,568	177,707,452	3,402,933	237,544,953

Preferred Stocks
Brazil	8,755,296	7,753,872	—	16,509,168
Chile	548,240	435,251	—	983,491
Russia	—	—	167,971	167,971
Taiwan	—	62,523	—	62,523

TOTAL PREFERRED STOCKS	9,303,536	8,251,646	167,971	17,723,153

Short-Term Investments	7,150,729	—	—	7,150,729

Total Investments	72,888,833	185,959,098	3,570,904	262,418,835

Total	$72,888,833	$185,959,098	$3,570,904	$262,418,835

114

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$13,365,892	$—	$13,365,892
Chile	827,401	3,155,136	—	3,982,537
China	81,630,043	430,307,934	868,886	512,806,863
Czech Republic	—	2,616,451	—	2,616,451
Egypt	—	1,235,994	—	1,235,994
Hungary	—	20,364,452	—	20,364,452
India	11,133,720	88,967,186	—	100,100,906
Indonesia	—	45,823,529	—	45,823,529
Kuwait	—	960,976	—	960,976
Malaysia	—	189,512	—	189,512
Mexico	47,359,087	—	5,657	47,364,744
Panama	80,832	—	—	80,832
Peru	1,101,438	—	—	1,101,438
Philippines	—	3,954,951	—	3,954,951
Poland	—	12,656,024	—	12,656,024
Qatar	—	9,152,493	—	9,152,493
Russia	—	2,246,851	16,120,155	18,367,006
South Africa	128,414	22,294,032	—	22,422,446
South Korea	639,472	177,245,914	—	177,885,386
Sri Lanka	—	—	259,958	259,958
Taiwan	36,366,438	355,161,191	—	391,527,629
Thailand	—	11,505,493	—	11,505,493
Turkey	—	13,638,117	—	13,638,117
United Kingdom	—	10,263,815	—	10,263,815
Vietnam	—	6,144,936	—	6,144,936

TOTAL COMMON STOCKS	179,266,845	1,231,250,879	17,254,656	1,427,772,380

Preferred Stocks
Brazil	763,126	37,458,559	—	38,221,685
Colombia	49,553	—	—	49,553
Russia	—	—	2,768,348	2,768,348
South Korea	—	21,518,808	—	21,518,808
Taiwan	—	839,375	—	839,375

TOTAL PREFERRED STOCKS	812,679	59,816,742	2,768,348	63,397,769

Debt Obligations
United States	6,730,800	—	—	6,730,800

TOTAL DEBT OBLIGATIONS	6,730,800	—	—	6,730,800

Short-Term Investments	18,123,551	—	—	18,123,551

Total Investments	204,933,875	1,291,067,621	20,023,004	1,516,024,500

Derivatives^
Futures Contracts
Equity Risk	—	1,125,783	—	1,125,783

Total	$204,933,875	$1,292,193,404	$20,023,004	$1,517,150,283

115

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(5,051,447)	$—	$—	$(5,051,447)

Total	$(5,051,447)	$—	$—	$(5,051,447)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$55,829,977	$—	$55,829,977
Belgium	—	6,562,650	—	6,562,650
Denmark	—	755,257	—	755,257
Finland	—	4,087,767	—	4,087,767
France	27,386,030	119,507,630	—	146,893,660
Germany	—	56,377,624	—	56,377,624
Hong Kong	—	34,528,101	—	34,528,101
Ireland	—	7,871,015	—	7,871,015
Italy	—	22,902,885	—	22,902,885
Japan	747,444	390,971,747	—	391,719,191
Malta	—	—	16	16
Netherlands	—	98,910,775	—	98,910,775
Norway	—	58,306,881	—	58,306,881
Portugal	—	21,605,520	—	21,605,520
Singapore	—	70,064,916	—	70,064,916
Spain	—	79,389,363	—	79,389,363
Sweden	—	6,820,144	—	6,820,144
Switzerland	—	92,367,593	—	92,367,593
United Kingdom	42,765,886	218,446,372	—	261,212,258
United States	1,848,300	—	—	1,848,300

TOTAL COMMON STOCKS	72,747,660	1,345,306,217	16	1,418,053,893

Preferred Stocks
Germany	—	8,322,549	—	8,322,549

TOTAL PREFERRED STOCKS	—	8,322,549	—	8,322,549

Debt Obligations
United States	14,980,124	—	—	14,980,124

TOTAL DEBT OBLIGATIONS	14,980,124	—	—	14,980,124

Short-Term Investments	61,951,894	—	—	61,951,894

Total Investments	149,679,678	1,353,628,766	16	1,503,308,460

Total	$149,679,678	$1,353,628,766	$16	$1,503,308,460

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(964,755)	$—	$—	$(964,755)

Total	$(964,755)	$—	$—	$(964,755)

116

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$125,349,565	$—	$125,349,565
Short-Term Investments	2,143,544	—	—	2,143,544

Total Investments	2,143,544	125,349,565	—	127,493,109

Total	$2,143,544	$125,349,565	$—	$127,493,109

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$285,789	$—	$285,789
Canada	6,776,357	—	—	6,776,357
China	—	4,139,223	—	4,139,223
Finland	—	2,430,677	—	2,430,677
France	—	8,694,079	—	8,694,079
Germany	—	2,260,450	—	2,260,450
Hong Kong	—	1,608,895	—	1,608,895
Ireland	291,058	2,169,521	—	2,460,579
Mexico	5,795,676	—	—	5,795,676
Russia	—	—	259,159	259,159
Spain	—	4,679,287	—	4,679,287
United Kingdom	—	10,972,906	—	10,972,906
United States	51,872,028	—	—	51,872,028

TOTAL COMMON STOCKS	64,735,119	37,240,827	259,159	102,235,105

Preferred Stocks
Brazil	—	1,884,091	—	1,884,091

TOTAL PREFERRED STOCKS	—	1,884,091	—	1,884,091

Mutual Funds
United States	1,423,369	—	—	1,423,369

TOTAL MUTUAL FUNDS	1,423,369	—	—	1,423,369

Short-Term Investments	112,795	—	—	112,795

Total Investments	66,271,283	39,124,918	259,159	105,655,360

Total	$66,271,283	$39,124,918	$259,159	$105,655,360

Quality Fund
Asset Valuation Inputs
Common Stocks
China	$—	$123,792,871	$—	$123,792,871
France	—	259,988,876	—	259,988,876
Germany	—	197,047,659	—	197,047,659
Netherlands	—	68,181,905	—	68,181,905
Spain	—	43,042,767	—	43,042,767
Switzerland	—	231,731,359	—	231,731,359
Taiwan	—	195,566,341	—	195,566,341
United Kingdom	—	323,019,185	—	323,019,185

117

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Quality Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United States	$5,429,113,647	$—	$—	$5,429,113,647

TOTAL COMMON STOCKS	5,429,113,647	1,442,370,963	—	6,871,484,610

Debt Obligations
United States	39,946,996	—	—	39,946,996

TOTAL DEBT OBLIGATIONS	39,946,996	—	—	39,946,996

Mutual Funds
United States	5,765,241	—	—	5,765,241

TOTAL MUTUAL FUNDS	5,765,241	—	—	5,765,241

Short-Term Investments	167,576,407	—	—	167,576,407

Total Investments	5,642,402,291	1,442,370,963	—	7,084,773,254

Total	$5,642,402,291	$1,442,370,963	$—	$7,084,773,254

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$24,650,361	$—	$—	$24,650,361
Australia	—	107,906,347	—	107,906,347
Austria	—	31,468,500	—	31,468,500
Brazil	—	87,416,858	—	87,416,858
Canada	239,474,358	—	—	239,474,358
China	—	37,707,986	—	37,707,986
Colombia	12,564,546	—	—	12,564,546
Denmark	—	33,410,999	—	33,410,999
Finland	—	10,899,347	—	10,899,347
France	—	29,028,383	—	29,028,383
Hungary	—	23,632,194	—	23,632,194
India	—	38,641,546	—	38,641,546
Israel	—	18,139,213	—	18,139,213
Italy	—	8,608,492	—	8,608,492
Japan	—	67,179,667	—	67,179,667
Mexico	47,024,885	—	—	47,024,885
Netherlands	—	3,394,050	—	3,394,050
Norway	—	65,577,502	—	65,577,502
Pakistan	—	3,120,683	—	3,120,683
Poland	—	15,961,484	—	15,961,484
Portugal	—	58,823,593	—	58,823,593
Russia	—	—	16,848,849	16,848,849
Singapore	—	—	0§	0§
South Africa	—	67,453,371	—	67,453,371
South Korea	—	2,451,670	—	2,451,670
Spain	—	33,514,180	—	33,514,180
Switzerland	—	2,711,365	—	2,711,365
Turkey	—	6,477,639	—	6,477,639
Ukraine	—	2,251,264	—	2,251,264

118

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United Kingdom	$—	$274,079,874	$—	$274,079,874
United States	727,725,667	—	—	727,725,667

TOTAL COMMON STOCKS	1,051,439,817	1,029,856,207	16,848,849	2,098,144,873

Preferred Stocks
Brazil	—	156,163,038	—	156,163,038
Chile	36,930,942	—	—	36,930,942
Russia	—	—	4,268,061	4,268,061

TOTAL PREFERRED STOCKS	36,930,942	156,163,038	4,268,061	197,362,041

Rights/Warrants
Singapore	—	—	2	2

TOTAL RIGHTS/WARRANTS	—	—	2	2

Short-Term Investments	11,631,433	—	—	11,631,433

Total Investments	1,100,002,192	1,186,019,245	21,116,912	2,307,138,349

Total	$1,100,002,192	$1,186,019,245	$21,116,912	$2,307,138,349

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,358,761	$—	$1,358,761
Belgium	—	146,345	—	146,345
Brazil	12,861	158,465	—	171,326
China	—	741,250	—	741,250
Denmark	—	18,403	—	18,403
Finland	—	78,227	—	78,227
France	666,590	2,843,642	—	3,510,232
Germany	25,566	1,373,050	—	1,398,616
Hong Kong	—	436,000	—	436,000
Hungary	—	3,297	—	3,297
India	—	240,577	—	240,577
Ireland	—	148,297	—	148,297
Italy	—	554,460	—	554,460
Japan	—	8,284,912	—	8,284,912
Malaysia	—	12,553	—	12,553
Malta	—	—	2	2
Netherlands	—	2,341,391	—	2,341,391
Norway	—	1,359,038	—	1,359,038
Poland	—	40,788	—	40,788
Portugal	—	464,007	—	464,007
Russia	—	—	623	623
Singapore	—	1,298,971	—	1,298,971
South Africa	—	42,030	—	42,030
South Korea	—	699,313	—	699,313
Spain	—	1,838,081	—	1,838,081
Sweden	—	154,636	—	154,636

119

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Switzerland	$32,208	$2,265,729	$—	$2,297,937
Taiwan	—	225,662	—	225,662
Thailand	—	191,537	—	191,537
Turkey	—	763,721	—	763,721
United Kingdom	2,162,048	3,254,818	—	5,416,866

TOTAL COMMON STOCKS	2,899,273	31,337,961	625	34,237,859

Preferred Stocks
Brazil	—	94,052	—	94,052
Germany	—	141,420	—	141,420
South Korea	—	10,603	—	10,603

TOTAL PREFERRED STOCKS	—	246,075	—	246,075

Mutual Funds
United States	659,037	—	—	659,037

TOTAL MUTUAL FUNDS	659,037	—	—	659,037

Short-Term Investments	42,166	—	—	42,166

Total Investments	3,600,476	31,584,036	625	35,185,137

Total	$3,600,476	$31,584,036	$625	$35,185,137

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$394,398,986	$—	$—	$394,398,986
Mutual Funds	3,824,178	—	—	3,824,178
Short-Term Investments	989,820	—	—	989,820

Total Investments	399,212,984	—	—	399,212,984

Derivatives^
Futures Contracts
Equity Risk	135,959	—	—	135,959

Total	$399,348,943	$—	$—	$399,348,943

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$200,825,216	$—	$—	$200,825,216
Mutual Funds	943,912	—	—	943,912
Rights/Warrants	—	—	36,350	36,350
Short-Term Investments	1,064,277	—	—	1,064,277

Total Investments	202,833,405	—	36,350	202,869,755

Derivatives^
Futures Contracts
Equity Risk	96,730	—	—	96,730

Total	$202,930,135	$—	$36,350	$202,966,485

120

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2022.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). The below Funds held classes of investments or derivatives with direct material Level 3 holdings at August 31, 2022:

Investment Type	Number of Investments	Valuation Methodology
Climate Change Fund
Common and/or Preferred Stock	2	Valued off the last traded price with a 93% discount
Emerging Domestic Opportunities Fund
Common and/or Preferred Stock	3	Valued off the last traded price with a 93% discount
Common and/or Preferred Stock	1	Valued off the February 25, 2022 last traded price with a 93% discount and currency
		impact
Emerging Markets ex-China Fund
Common and/or Preferred Stock	20	Valued off the last traded price with a 93% discount
Common and/or Preferred Stock	2	Depositary receipts valued off the corresponding local securities with a 93%
		discount and adjusted for the depositary receipt conversion ratio and currency impact
Emerging Markets Fund
Common and/or Preferred Stock	20	Valued off the last traded price with a 93% discount
Common and/or Preferred Stock	2	Valued at the last price prior to trading being suspended
Common and/or Preferred Stock	1	Depositary receipts valued off the corresponding local securities with a 93%
		discount and adjusted for the depositary receipt conversion ratio and currency impact
Quality Cyclicals Fund
Common and/or Preferred Stock	2	Valued off the last traded price with a 93% discount
Resources Fund
Common and/or Preferred Stock	7	Valued off the last traded price with a 93% discount
Common and/or Preferred Stock	1	Valued off the February 25, 2022 last traded price with a 93% discount and currency impact

121

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3		Balances as of August 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2022
Climate Change Fund
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	$2,604,380	‡	$—		$2,604,380	$—

Total Investments	$—	$—	$—	$—	$—	$—	$2,604,380		$—		$2,604,380	$—

Emerging Domestic Opportunities Fund
Common Stocks
India	$5,986,759	$—	$(3,834,875)	$—	$2,046,996	$(3,881,283)	$—		$(317,597	)‡	$—	$—
Russia	911,572	—	—	—	—	(898,465)	610,442	‡	—		623,549	(898,465)
Investment Funds
Russia	—	—	—	—	—	—	9,610	‡	—		9,610	—

Total Investments	$6,898,331	$—	$(3,834,875)	$—	$2,046,996	$(4,779,748)	$620,052		$(317,597)		$633,159	$(898,465)

Emerging Markets ex-China Fund
Common Stocks
Mexico	$—	$—	$—	$—	$—	$—	$9,665	‡	$—		$9,665	$—
Russia	949,755	—	—	—	—	(815,866)	3,259,379	‡	—		3,393,268	(815,866)
Preferred Stocks
Russia	—	—	—	—	—	—	167,971	‡	—		167,971	—

Total Investments	$949,755	$—	$—	$—	$—	$(815,866)	$3,437,015		$—		$3,570,904	$(815,866)

Emerging Markets Fund
Common Stocks
China	$358,312	$—	$(124,467)	$—	$(219,173)	$(14,672)	$868,886	‡	$—		$868,886	$—
Mexico	—	—	—	—	—	—	5,657	‡	—		5,657	—
Russia	2,870,861	—	—	—	—	(2,418,655)	15,667,949	‡	—		16,120,155	(2,047,147)
Sri Lanka	—	—	—	—	—	—	259,958	‡	—		259,958	—
Preferred Stocks
Russia	—	—	—	—	—	—	2,768,348	‡	—		2,768,348	—

Total Investments	$3,229,173	$—	$(124,467)	$—	$(219,173)	$(2,433,327)	$19,570,798		$—		$20,023,004	$(2,047,147)

Quality Cyclicals Fund
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	$259,159	‡	$—		$259,159	$—

Total Investments	$—	$—	$—	$—	$—	$—	$259,159		$—		$259,159	$—

Resources Fund
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	$16,848,849	‡	$—		$16,848,849	$—

122

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of August 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2022
Resources Fund (continued)
Common Stocks (continued)
United States	$4,539,029	$—	(4,410,991)	$—	$—	$(128,038)	$—		$—	$—	$—
Preferred Stocks
Russia	—	—	—	—	—	—	4,268,061	‡	—	4,268,061	—
Rights/Warrants
Singapore	2	—	—	—	—	—	—		—	2	—

Total Investments	$4,539,031	$—	$(4,410,991)	$—	$—	$(128,038)	$21,116,910		$—	$21,116,912	$—

‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

123

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Climate Change Fund
Common Stock	1,098,125	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (American Depositary Receipt)	1,345,240	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	161,015	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Emerging Domestic Opportunities Fund
Common Stock	13,106	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	450,414	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	160,029	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Investment Fund	9,610	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Emerging Markets ex-China Fund
Common Stock	3,122	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	2,571,427	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (American Depositary Receipt)	627,223	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	191,496	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	167,971	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Emerging Markets Fund
Common Stock	951	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	12,118,218	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	1	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	2,860,995	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	1,139,991	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	2,768,348	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Quality Cyclicals Fund
Common Stock	259,159	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Resources Fund
Common Stock	0	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	16,282,988	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	565,861	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	4,268,061	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Warrant	2	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2022, the value of these securities and/or derivatives for Emerging Markets ex-China Fund and Emerging Markets Fund was $9,665 and $1,134,500, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

124

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At August 31, 2022, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	80,910,812	67,827,630	15,048,791	82,876,421
Emerging Markets Fund	26,325,934	—	27,083,357	27,083,357
Resources Fund	36,558,293	—	37,994,143	37,994,143

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

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Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Equity Fund and Tax-Managed International Equities Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges related to International Equity Fund and Tax-Managed International Equities Fund’s closing agreement liabilities are presented as a reduction of Investment Income in the Statements of Operations and their estimated closing agreement liabilities are presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2022, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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As of February 28, 2022, certain Funds elected to defer to March 1, 2022 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Climate Change Fund	—	—
Emerging Domestic Opportunities Fund	—	(18,035,811)
Emerging Markets ex-China Fund	—	—
Emerging Markets Fund	—	(51,201,848)
International Equity Fund	(525,712)	(7,043,749)
Japan Value Creation Fund	—	—
Quality Cyclicals Fund	—	—
Quality Fund	—	—
Resources Fund	—	—
Tax-Managed International Equities Fund	(46,643)	—
U.S. Equity Fund	—	—
U.S. Small Cap Value Fund	—	—

As of February 28, 2022, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2022, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,674,056)	(691,973)
Emerging Domestic Opportunities Fund	—	—
Emerging Markets ex-China Fund	—	—
Emerging Markets Fund	(33,803,872)	(1,003,631,550)
International Equity Fund	(731,542,134)	(73,703,505)
Japan Value Creation Fund	—	—
Quality Cyclicals Fund	—	—
Quality Fund	—	—
Resources Fund	—	—
Tax-Managed International Equities Fund	(304,539)	—
U.S. Equity Fund	—	—
U.S. Small Cap Value Fund	—	—

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August 31, 2022 (Unaudited)

As of August 31, 2022, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	974,496,160	86,530,992	(124,668,585)	(38,137,593)	—
Emerging Domestic Opportunities Fund	211,346,778	1,334,399	(61,528,209)	(60,193,810)	—
Emerging Markets ex-China Fund	388,031,313	4,463,460	(130,075,938)	(125,612,478)	—
Emerging Markets Fund	2,166,406,521	71,806,866	(722,188,887)	(650,382,021)	(3,925,664)
International Equity Fund	1,778,788,892	44,656,968	(320,137,400)	(275,480,432)	(964,755)
Japan Value Creation Fund	155,293,299	609,854	(28,410,044)	(27,800,190)	—
Quality Cyclicals Fund	102,644,207	16,174,601	(13,163,448)	3,011,153	—
Quality Fund	4,877,713,176	2,568,637,487	(361,577,409)	2,207,060,078	—
Resources Fund	2,340,703,243	388,581,885	(422,146,779)	(33,564,894)	—
Tax-Managed International Equities Fund	36,443,919	2,696,021	(3,954,803)	(1,258,782)	—
U.S. Equity Fund	399,464,099	28,319,264	(28,570,379)	(251,115)	135,959
U.S. Small Cap Value Fund	202,147,771	24,536,291	(23,814,307)	721,984	96,730

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2022, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

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August 31, 2022 (Unaudited)

During the period ended August 31, 2022, the Funds did not recognize dividends on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman & Co. served as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund and U.S. Equity Fund. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2022, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

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Emerging Domestic Opportunities Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Emerging Markets Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Resources Fund	Prior to March 9, 2020, the premium on cash purchases and the fee on cash redemptions were each 0.30% of the amount invested or redeemed.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.11% of the Fund’s total net assets as of August 31, 2022, though in recognition of the potential liability, a portion of that amount is included as a Miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. The Investment Adviser does not expect ASU No. 2020-04 to have a material impact on the financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk — Equities	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X

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August 31, 2022 (Unaudited)

Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X				X				X
Illiquidity Risk	X	X	X	X	X	X	X		X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X		X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X		X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X		X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X		X	X	X	X	X	X
Fund of Funds Risk		X	X	X
Market Risk – Fixed Income		X
Large Shareholder Risk	X	X	X	X	X	X	X		X	X	X	X
Credit Risk		X
Event Driven Risk	X						X	X	X
Non-Diversified Funds		X	X			X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities may include investments in companies in any industry, including industries generally thought of as cyclical (e.g., consumer discretionary, financials, energy, real estate, materials and industrials) and industries not typically viewed as cyclical (e.g., healthcare, technology). If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

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August 31, 2022 (Unaudited)

• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Funds or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Funds need a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

• FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated. A Fund that invests in the securities of a limited number of issuers has greater exposure to a decline in the market price of a particular security held by the Fund than if the Fund invested in the securities of a larger number of issuers.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent a Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect particular economies and markets as well as global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

Russia’s invasion of Ukraine beginning in late February, and subsequent related events, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, issued broad-ranging economic sanctions against Russia, including, among other sanctions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (commonly referred to as “SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Those events, including

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August 31, 2022 (Unaudited)

sanctions and the potential for future sanctions, including any affecting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, have adversely affected the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy that affect the value of Russian investments and impair the ability of a Fund to buy, sell, receive or deliver those securities. In particular, where a Fund holds securities of a Russian issuer that is subject to blocking sanctions imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control, those securities will be frozen and consequently unable to be sold or transferred. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian issuers.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or collateral or otherwise honor its obligations.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by a Fund and the time the Fund liquidates assets to meet that request.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and a Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

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• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• NON-DIVERSIFIED FUNDS. The following Funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

•	Emerging Domestic Opportunities Fund
•	Emerging Markets ex-China Fund
•	Japan Value Creation Fund
•	Quality Cyclicals Fund
•	Quality Fund

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to

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increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2022, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option.

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That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

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The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022 and the Statements of Operations for the period ended August 31, 2022^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
Emerging Domestic Opportunities Fund
Net Realized Gain (Loss) on
Futures Contracts	$(1,774,049)

Total	$(1,774,049)

Emerging Markets Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$1,125,783

Total	$1,125,783

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(5,051,447)

Total	$(5,051,447)

Net Realized Gain (Loss) on
Futures Contracts	$(24,654,602)

Total	$(24,654,602)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$1,566,254

Total	$1,566,254

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Equity Contracts
International Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(964,755)

Total	$(964,755)

Net Realized Gain (Loss) on
Futures Contracts	$(1,694,786)

Total	$(1,694,786)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(964,755)

Total	$(964,755)

Tax-Managed International Equities Fund
Net Realized Gain (Loss) on
Futures Contracts	$(134,950)

Total	$(134,950)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$14,273

Total	$14,273

U.S. Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$135,959

Total	$135,959

Net Realized Gain (Loss) on
Futures Contracts	$(537,864)

Total	$(537,864)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$462,887

Total	$462,887

U.S. Small Cap Value Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$96,730

Total	$96,730

Net Realized Gain (Loss) on
Futures Contracts	$(291,360)

Total	$(291,360)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$96,730

Total	$96,730

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

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Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2022, if any.

The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the period ended August 31, 2022:

Fund Name	Futures Contracts ($)
Emerging Domestic Opportunities Fund	4,134,840
Emerging Markets Fund	165,773,846
International Equity Fund	17,419,855
Tax-Managed International Equities Fund	594,353
U.S. Equity Fund	5,781,169
U.S. Small Cap Value Fund	2,301,375

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Management Fee	0.60%(a)	0.75%	0.55%	0.65%(b)	0.50%	0.50%	0.33%	0.33%	0.50%	0.50%	0.31%	0.31%

(a)	Prior to December 31, 2018, GMO voluntarily agreed to reduce its annual management fee by 0.15%.
(b)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.

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In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II		Class III		Class IV		Class V		Class VI		Class R6		Class I
Climate Change Fund			0.15%		0.10%	*	0.085%	*	0.055%	*	0.15%		0.15%
Emerging Domestic Opportunities Fund	0.22%		0.15%	*	0.105%	*	0.085%		0.055%	*	0.22%	*	0.22%
Emerging Markets ex-China Fund	0.22%	*	0.15%		0.105%	*	0.085%	*	0.055%		0.22%	*	0.22%
Emerging Markets Fund	0.22%		0.15%		0.105%	*	0.085%	*	0.055%		0.22%		0.22%
International Equity Fund	0.22%		0.15%		0.09%						0.22%*		0.22%
Japan Value Creation Fund			0.15%		0.10%	*	0.085%*		0.055%		0.15%	*	0.15%
Quality Cyclicals Fund			0.15%	*	0.105%	*	0.085%*		0.055%		0.15%*		0.15%
Quality Fund			0.15%		0.105%		0.085%*		0.055%		0.15%		0.15%
Resources Fund			0.15%		0.10%		0.085%*		0.055%		0.15%		0.15%
Tax-Managed International Equities Fund			0.15%								0.15%	*	0.15%*
U.S. Equity Fund			0.15%		0.10%	*	0.085%	*	0.055%		0.15%*		0.15%*
U.S. Small Cap Value Fund			0.15%	*	0.10%	*	0.085%	*	0.055%		0.15%*		0.15%*

*	Class is offered but has no shareholders as of August 31, 2022.

For each Fund (prior to June 30, 2022), other than Climate Change Fund, Emerging Markets ex-China Fund, Resources Fund, and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund (prior to September 25, 2018), Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. For the period starting June 30, 2022, International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Tax-Managed International Equities Fund, and U.S. Equity Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.01% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Resources Fund and U.S Small Cap Value Fund, GMO is permitted to recover from the Fund, on a class-by-class basis the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause a Fund to exceed the annual limitation rate set forth above or any lower expense limit in effect when GMO seeks to recover the expenses.

With respect to Climate Change Fund (for the period starting September 25, 2018), Emerging Markets ex-China Fund and Quality Fund (for the period starting June 30, 2022), GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is

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0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75%for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. The Expense Cap for Quality Fund is 0.49% for Class III shares; 0.445% for Class IV shares; 0.425% for Class V shares; 0.395% for Class VI shares; 0.48% for Class R6 shares; and 0.48% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from Emerging Markets ex-China Fund and Climate Change Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2022, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2022, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2023	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026
Emerging Markets ex-China Fund, Class III	—	—	$ 1,152	$ 5,383
Emerging Markets ex-China Fund, Class VI	—	—	$240,690	$147,626
Emerging Markets ex-China Fund, Class I	—	—	$ 0*	$ 0*

*	Amount is less than $1.

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fee and shareholder service fee, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2023 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets. Effective January 27 2020, GMO has contractually agreed to reimburse Class I assets for Emerging Markets Fund and Emerging Domestic Opportunities Fund to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.05% and 0.03%, respectively, of such Fund’s average daily net assets attributable to Class I assets.

141

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August 31, 2022 (Unaudited)

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2022 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Climate Change Fund	15,554
Emerging Domestic Opportunities Fund	15,968
Emerging Markets ex-China Fund	5,419
Emerging Markets Fund	41,560
International Equity Fund	38,400
Japan Value Creation Fund	2,998
Quality Cyclicals Fund	2,726
Quality Fund	169,993
Resources Fund	46,768
Tax-Managed International Equities Fund	799
U.S. Equity Fund	9,475
U.S. Small Cap Value Fund	4,911

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2022, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2022, the Funds did not engage in these transactions.

142

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2022 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	749,985,270	—	561,511,437
Emerging Domestic Opportunities Fund	—	403,539,271	—	844,843,422
Emerging Markets ex-China Fund	—	172,181,124	—	136,850,285
Emerging Markets Fund	—	1,084,406,541	1,436,151	1,080,487,491
International Equity Fund	14,987,081	430,831,562	—	597,185,134
Japan Value Creation Fund	—	28,893,400	—	32,127,200
Quality Cyclicals Fund	—	12,714,030	—	29,089,075
Quality Fund	39,998,092	524,139,538	—	1,158,469,567
Resources Fund	—	922,114,982	—	620,556,942
Tax-Managed International Equities Fund	—	33,718,019	—	23,273,428
U.S. Equity Fund	—	206,836,778	—	242,840,276
U.S. Small Cap Value Fund	—	74,946,926	—	102,846,147

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2022

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	3	39.36%
Emerging Domestic Opportunities Fund	4	59.28%
Emerging Markets ex-China Fund	3#	74.73%
Emerging Markets Fund	2‡	29.49%
International Equity Fund	4§	78.85%
Japan Value Creation Fund	4§	80.09%
Quality Cyclicals Fund	3#	86.98%
Quality Fund	—	—
Resources Fund	2	46.60%
Tax-Managed International Equities Fund	1	85.02%
U.S. Equity Fund	2‡	64.03%

143

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
U.S. Small Cap Value Fund	2#	78.82%

#	Two of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022

	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	979,228	$27,208,181	4,396,243	$149,142,682
Shares issued to shareholders in reinvestment of distributions	224,040	5,455,377	1,249,982	39,118,226
Shares repurchased	(376,394)	(10,136,896)	(672,638)	(22,509,032)

Net increase (decrease)	826,874	$22,526,662	4,973,587	$165,751,876

Class R6:
Shares sold	582,792	$15,520,798	1,285,070	$39,436,952
Shares issued to shareholders in reinvestment of distributions	91,594	2,225,725	432,217	13,530,454
Shares repurchased	(73,679)	(2,040,567)	(88,861)	(2,777,808)

Net increase (decrease)	600,707	$15,705,956	1,628,426	$50,189,598

Class I:
Shares sold	6,251,161	$183,428,769	7,873,871	$255,196,026
Shares issued to shareholders in reinvestment of distributions	256,026	6,216,310	906,464	28,189,754
Shares repurchased	(1,440,423)	(40,146,434)	(1,437,226)	(47,399,923)

Net increase (decrease)	5,066,764	$149,498,645	7,343,109	$235,985,857

Emerging Domestic Opportunities Fund
Class II:
Shares sold	70,922	$1,500,000	407,827	$10,609,510
Shares issued to shareholders in reinvestment of distributions	39,740	722,878	833,460	19,536,789
Shares repurchased	(3,271,611)	(63,056,594)	(1,571,408)	(40,569,449)

Net increase (decrease)	(3,160,949)	$(60,833,716)	(330,121)	$(10,423,150)

Class V:
Shares sold	1,879,698	$40,000,000	1,027,838	$24,000,001
Shares issued to shareholders in reinvestment of distributions	184,859	3,355,182	1,710,648	40,195,448
Shares repurchased	(24,857,741)	(456,827,817)	(4,735,609)	(126,692,942)

Net increase (decrease)	(22,793,184)	$(413,472,635)	(1,997,123)	$(62,497,493)

144

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund (continued)
Class I:
Shares sold	40,749	$770,443	205,682	$5,688,566
Shares issued to shareholders in reinvestment of distributions	3,130	56,879	44,186	1,037,354
Shares repurchased	(35,117)	(681,074)	(393,002)	(10,368,048)

Net increase (decrease)	8,762	$146,248	(143,134)	$(3,642,128)

Emerging Markets ex-China Fund
Class III:(a)
Shares sold	128,961	$1,905,000	897,980	$16,532,557
Shares issued to shareholders in reinvestment of distributions	7,543	93,683	1,172	23,270
Shares repurchased	—	—	(9,824)	(190,000)

Net increase (decrease)	136,504	$1,998,683	889,328	$16,365,827

Class VI:(b)
Shares sold	2,960,583	$44,627,648	17,827,432	$355,913,395
Shares issued to shareholders in reinvestment of distributions	142,184	1,765,928	115,695	2,297,709
Shares repurchased	(1,272,919)	(19,123,922)	(994,450)	(18,359,868)

Net increase (decrease)	1,829,848	$27,269,654	16,948,677	$339,851,236

Class I:(c)
Shares sold	—	$—	26	$500
Shares issued to shareholders in reinvestment of distributions	—	2	—	3

Net increase (decrease)	—	$2	26	$503

Emerging Markets Fund
Class II:
Shares sold	714,881	$17,640,000	2,606,322	$88,755,053
Shares issued to shareholders in reinvestment of distributions	73,110	1,692,493	206,838	7,025,529
Shares repurchased	(1,725,808)	(46,449,010)	(1,960,353)	(71,639,850)

Net increase (decrease)	(937,817)	$(27,116,517)	852,807	$24,140,732

Class III:
Shares sold	390,168	$10,000,000	90,991	$3,125,000
Shares issued to shareholders in reinvestment of distributions	60,624	1,408,292	200,077	6,847,588
Shares repurchased	(1,014,485)	(25,002,492)	(4,992,075)	(176,344,146)

Net increase (decrease)	(563,693)	$(13,594,200)	(4,701,007)	$(166,371,558)

Class V:(d)
Shares repurchased	—	$—	(8,449,876)	$(315,869,299)

Net increase (decrease)	—	$—	(8,449,876)	$(315,869,299)

Class VI:
Shares sold	4,513,994	$117,795,142	13,464,812	$499,344,486
Shares issued to shareholders in reinvestment of distributions	705,155	16,183,304	1,923,723	64,976,185
Shares repurchased	(5,168,096)	(132,730,332)	(22,366,927)	(813,771,305)

Net increase (decrease)	51,053	$1,248,114	(6,978,392)	$(249,450,634)

145

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022

	Shares	Amount	Shares	Amount
Emerging Markets Fund (continued)
Class R6:
Shares sold	187,003	$5,082,351	253,043	$9,226,510
Shares issued to shareholders in reinvestment of distributions	24,198	559,471	57,004	1,932,218
Shares repurchased	(103,507)	(2,606,379)	(150,830)	(5,473,092)

Net increase (decrease)	107,694	$3,035,443	159,217	$5,685,636

Class I:
Shares sold	1,126,854	$29,405,516	2,589,594	$93,382,590
Shares issued to shareholders in reinvestment of distributions	67,354	1,556,555	158,470	5,361,706
Shares repurchased	(638,298)	(15,945,906)	(892,702)	(30,798,776)

Net increase (decrease)	555,910	$15,016,165	1,855,362	$67,945,520

International Equity Fund
Class II:
Shares sold	—	$—	67	$1,543
Shares issued to shareholders in reinvestment of distributions	362	6,965	6,894	160,857
Shares repurchased	(294)	(6,423)	(328)	(7,990)

Net increase (decrease)	68	$542	6,633	$154,410

Class III:
Shares sold	513,443	$10,641,773	902,391	$22,300,898
Shares issued to shareholders in reinvestment of distributions	55,163	1,074,582	1,036,029	24,543,676
Shares repurchased	(424,538)	(8,827,492)	(4,491,351)	(111,707,638)

Net increase (decrease)	144,068	$2,888,863	(2,552,931)	$(64,863,064)

Class IV:
Shares sold	319,562	$6,558,636	6,293,011	$158,848,803
Shares issued to shareholders in reinvestment of distributions	218,986	4,257,086	4,392,308	103,725,041
Shares repurchased	(8,628,653)	(192,539,900)	(19,692,831)	(483,373,679)

Net increase (decrease)	(8,090,105)	$(181,724,178)	(9,007,512)	$(220,799,835)

Class I:(e)
Shares sold	—	$—	130,919	$3,300,485
Shares issued to shareholders in reinvestment of distributions	327	6,386	6,199	143,501
Shares repurchased	(6,921)	(155,015)	(6,198)	(143,480)

Net increase (decrease)	(6,594)	$(148,629)	130,920	$3,300,506

Japan Value Creation Fund
Class III:(f)
Shares sold	619,507	$11,000,000	1,201,005	$23,595,006
Shares issued to shareholders in reinvestment of distributions	78,240	1,238,546	—	—
Shares repurchased	(404,060)	(7,592,284)	—	—

Net increase (decrease)	293,687	$4,646,262	1,201,005	$23,595,006

146

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022

	Shares	Amount	Shares	Amount
Japan Value Creation Fund (continued)
Class VI:
Shares sold	67,739	$1,178,683	711,481 (g)	$16,519,323 (g)
Shares issued to shareholders in reinvestment of distributions	345,377	5,467,317	1,165,547	24,281,578
Shares repurchased	(755,388)	(13,671,648)	(2,110,286)	(45,245,731)

Net increase (decrease)	(342,272)	$(7,025,648)	(233,258)	$(4,444,830)

Class I:(h)
Shares sold	33,493	$592,770	150,076	$3,372,125
Shares issued to shareholders in reinvestment of distributions	7,390	116,834	14,815	306,209
Shares repurchased	(39,249)	(688,331)	(7,083)	(143,012)

Net increase (decrease)	1,634	$21,273	157,808	$3,535,322

Quality Cyclicals Fund
Class VI:
Shares sold	46,193	$1,018,510	4,504	$133,246
Shares issued to shareholders in reinvestment of distributions	182,515	3,725,139	1,088,936	29,159,128
Shares repurchased	(745,868)	(18,644,178)	(489,406)	(15,000,655)

Net increase (decrease)	(517,160)	$(13,900,529)	604,034	$14,291,719

Class I:(i)
Shares sold	—	$—	3,162	$89,975
Shares issued to shareholders in reinvestment of distributions	116	2,367	380	9,434
Shares repurchased	(116)	(2,367)	(380)	(9,434)

Net increase (decrease)	—	$—	3,162	$89,975

Quality Fund
Class III:
Shares sold	6,762,297	$177,868,576	10,762,535	$311,185,638
Shares issued to shareholders in reinvestment of distributions	2,875,648	70,194,570	6,211,089	184,230,822
Shares repurchased	(13,426,708)	(360,020,663)	(45,655,713)	(1,352,856,414)

Net increase (decrease)	(3,788,763)	$(111,957,517)	(28,682,089)	$(857,439,954)

Class IV:
Shares sold	5,743,309	$149,800,000	24,890,734	$743,002,525
Shares issued to shareholders in reinvestment of distributions	978,534	23,944,722	1,698,410	50,525,221
Shares repurchased	(1,851,366)	(51,100,000)	(22,990,583)	(681,793,126)

Net increase (decrease)	4,870,477	$122,644,722	3,598,561	$111,734,620

Class VI:
Shares sold	9,549,275	$250,700,231	33,411,262	$985,954,280
Shares issued to shareholders in reinvestment of distributions	3,289,600	80,299,147	7,098,478	210,592,163
Shares repurchased	(30,236,533)	(799,733,223)	(12,013,379)	(356,648,291)

Net increase (decrease)	(17,397,658)	$(468,733,845)	28,496,361	$839,898,152

147

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022

	Shares	Amount	Shares	Amount
Quality Fund (continued)
Class R6:
Shares sold	3,655,773	$99,271,463	6,146,062	$180,898,983
Shares issued to shareholders in reinvestment of distributions	497,944	12,139,879	827,128	24,514,251
Shares repurchased	(2,658,210)	(69,255,371)	(1,596,874)	(47,414,894)

Net increase (decrease)	1,495,507	$42,155,971	5,376,316	$157,998,340

Class I:
Shares sold	4,189,382	$109,961,911	7,086,571	$206,735,852
Shares issued to shareholders in reinvestment of distributions	486,951	11,857,262	803,359	23,785,537
Shares repurchased	(2,192,125)	(57,292,953)	(2,376,575)	(69,883,916)

Net increase (decrease)	2,484,208	$64,526,220	5,513,355	$160,637,473

Resources Fund
Class III:
Shares sold	1,893,351	$51,367,300	8,981,611	$257,064,425
Shares issued to shareholders in reinvestment of distributions	367,301	8,165,103	1,052,726	29,016,330
Shares repurchased	(1,169,195)	(32,114,650)	(5,062,843)	(147,877,164)

Net increase (decrease)	1,091,457	$27,417,753	4,971,494	$138,203,591

Class IV:
Shares sold	2,106,786	$63,669,163	20,735,965	$604,670,278
Shares issued to shareholders in reinvestment of distributions	522,360	11,575,498	3,423,141	94,223,444
Shares repurchased	(601,479)	(17,524,358)	(29,760,042)	(866,303,735)

Net increase (decrease)	2,027,667	$57,720,303	(5,600,936)	$(167,410,013)

Class VI:(j)
Shares sold	5,124,785	$136,665,816	29,775,768	$866,735,067
Shares issued to shareholders in reinvestment of distributions	1,164,965	25,803,971	—	—
Shares repurchased	(6,721,051)	(200,579,313)	—	—

Net increase (decrease)	(431,301)	$(38,109,526)	29,775,768	$866,735,067

Class R6:
Shares sold	4,083,426	$111,207,566	3,927,986	$112,964,982
Shares issued to shareholders in reinvestment of distributions	200,604	4,455,421	121,620	3,313,878
Shares repurchased	(1,237,292)	(33,787,680)	(439,984)	(12,570,805)

Net increase (decrease)	3,046,738	$81,875,307	3,609,622	$103,708,055

Class I:
Shares sold	10,518,445	$289,039,715	12,802,341	$367,878,139
Shares issued to shareholders in reinvestment of distributions	568,381	12,629,420	942,416	25,987,421
Shares repurchased	(4,780,389)	(124,952,721)	(4,708,721)	(135,872,354)

Net increase (decrease)	6,306,437	$176,716,414	9,036,036	$257,993,206

148

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022

	Shares	Amount	Shares	Amount
Tax-Managed International Equities Fund
Class III:
Shares sold	784,756	$11,410,096	18,656	$275,619
Shares issued to shareholders in reinvestment of distributions	10,473	123,584	63,193	910,792
Shares repurchased	(127,493)	(1,595,248)	(297,762)	(5,014,362)

Net increase (decrease)	667,736	$9,938,432	(215,913)	$(3,827,951)

U.S. Equity Fund
Class III:
Shares sold	101,870	$1,360,634	—	$—
Shares issued to shareholders in reinvestment of distributions	350,258	4,105,019	1,201,808	17,671,434
Shares repurchased	(89,158)	(1,186,418)	(2,649,751)	(42,595,783)

Net increase (decrease)	362,970	$4,279,235	(1,447,943)	$(24,924,349)

Class VI:
Shares sold	404,786	$5,723,000	11,888,253	$185,874,969
Shares issued to shareholders in reinvestment of distributions	1,567,070	18,115,330	4,617,810	66,354,537
Shares repurchased	(3,301,266)	(43,412,012)	(5,260,335)	(80,794,845)

Net increase (decrease)	(1,329,410)	$(19,573,682)	11,245,728	$171,434,661

U.S. Small Cap Value Fund
Class VI:
Shares sold	38,643	$710,000	119,271	$3,183,172
Shares issued to shareholders in reinvestment of distributions	1,030,191	15,906,146	4,036,257	83,549,717
Shares repurchased	(1,525,929)	(28,836,858)	(6,207,447)	(170,880,206)

Net increase (decrease)	(457,095)	$(12,220,712)	(2,051,919)	$(84,147,317)

(a)	The period under the heading “Year Ended February 28, 2022” represents the period from November 17, 2021 (commencement of operations) through February 28, 2022.
(b)	The period under the heading “Year Ended February 28, 2022” represents the period from October 18, 2021 (commencement of operations) through February 28, 2022.
(c)	The period under the heading “Year Ended February 28, 2022” represents the period from December 1, 2021 (commencement of operations) through February 28, 2022.
(d)	Class V liquidated on April 29, 2021.
(e)	The period under the heading “Year Ended February 28, 2022” represents the period from May 24, 2021 (commencement of operations) through February 28, 2022.
(f)	The period under the heading “Year Ended February 28, 2022” represents the period from December 30, 2021 (commencement of operations) through February 28, 2022.
(g)	343,975 shares and $5,174,438 were purchased in-kind.
(h)	The period under the heading “Year Ended February 28, 2022” represents the period from June 7, 2021 (commencement of operations) through February 28, 2022.
(i)	The period under the heading “Year Ended February 28, 2022” represents the period from July 16, 2021 (commencement of operations) through February 28, 2022.
(j)	The period under the heading “Year Ended February 28, 2022” represents the period from February 8, 2022 (commencement of operations) through February 28, 2022.

149

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$58,977,551	$395,073,292	$366,361,929	$119,318	**	$—	$(375,692)	$45,209	$87,358,431

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$2,331,522	$23,993,635	$25,300,000	$23,129		$—	$(18,623)	$9,304	$1,015,838

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$4,374	$9	$4,374	$11		$—	$(26)	$17	$—

Emerging Markets Fund
Anilana Hotels and Properties Ltd	$712,685	$—	$—	$—		$—	$—	$(452,727)	$259,958
Gayatri Projects Ltd	3,763,980	—	—	—		—	—	(1,831,463)	1,932,517

Totals	$4,476,665	$—	$—	$—		$—	$—	$(2,284,190)	$2,192,475

Quality Cyclicals Fund
GMO U.S. Treasury Fund	$434,957	$2,680,000	$1,685,000	$9,604		$—	$(6,486)	$(102)	$1,423,369

Quality Fund
GMO U.S. Treasury Fund	$5,788,348	$—	$—	$38,895		$—	$—	$(23,107)	$5,765,241

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$999,833	$10,870,000	$11,206,200	$7,470		$—	$(7,243)	$2,647	$659,037

U.S. Equity Fund
GMO U.S. Treasury Fund	$10,402,263	$28,160,000	$34,700,000	$40,564		$—	$(64,261)	$26,176	$3,824,178

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$1,158,524	$7,100,000	$7,300,000	$17,112		$—	$(18,241)	$3,629	$943,912

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through August 31, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $640,745 in Climate Change Fund during the period.

11.	Subsequent events

Subsequent to August 31, 2022, GMO U.S. Small Cap Value Fund received redemption requests in the amount of $99,300,000.

150

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Pursuant to approval by the Board of Trustees of GMO Trust and effective October 26, 2022, the name of GMO Emerging Domestic Opportunities Fund changed to GMO Emerging Markets Select Equity Fund and the Fund’s investment objective changed to total return above the MSCI Emerging Markets Index. Also effective October 26, 2022, the Fund’s management fee was reduced from 0.75% to 0.55% and GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.75% for Class II shares; 0.70% for Class III shares; 0.65% for Class IV shares; 0.635% for Class V shares; 0.605% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO has also contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

151

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2022 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other vehicles and that other account. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

152

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Domestic Opportunities Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among GMO, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement and sub-advisory agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicle and separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle and that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other vehicle and that other account. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO. In addition, the Trustees reviewed the fee payable by GMO to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by GMO out of GMO’s management fee and not directly by the Fund.

153

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management and sub-advisory agreements and that the fees charged under those agreements were reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Emerging Markets ex-China Fund

Approval of renewal of management agreement for GMO Emerging Markets ex-China Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

154

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

155

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees received by GMO for providing sub-investment advisory services to a third-party managed fund with an investment strategy similar to that of the Fund, and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to that third-party managed fund, and to those other vehicles and those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing sub-investment advisory services to that third-party managed fund and managing those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

156

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund

157

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO-Usonian Japan Value Creation Fund

Approval of renewal of management agreement for GMO-Usonian Japan Value Creation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicle and separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle and that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other vehicle and that other account. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

158

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Cyclicals Fund

Approval of renewal of management agreement for GMO Quality Cyclicals Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

159

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

160

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

161

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicle and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle and those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other vehicle and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

162

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

GMO Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

163

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

164

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Small Cap Value Fund

Approval of renewal of management agreement for GMO U.S. Small Cap Value Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

165

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

166

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2022 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 20, 2022 addressing the Program’s operation, adequacy and effectiveness.

167

GMO Trust Funds

Fund Expenses

August 31, 2022 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2022.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2022 through August 31, 2022.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio

Climate Change Fund
Class III	$1,000.00	$958.30	$3.80	$1,000.00	$1,021.32	$3.92	0.77%
Class R6	$1,000.00	$958.60	$3.80	$1,000.00	$1,021.32	$3.92	0.77%
Class I	$1,000.00	$958.00	$4.29	$1,000.00	$1,020.82	$4.43	0.87%

Emerging Domestic Opportunities Fund
Class II	$1,000.00	$839.10	$5.05	$1,000.00	$1,019.71	$5.55	1.09%
Class V	$1,000.00	$839.40	$4.36	$1,000.00	$1,020.47	$4.79	0.94%
Class I	$1,000.00	$838.80	$5.19	$1,000.00	$1,019.56	$5.70	1.12%

Emerging Markets ex-China Fund
Class III	$1,000.00	$802.30	$3.63	$1,000.00	$1,021.17	$4.08	0.80%
Class VI	$1,000.00	$802.60	$3.04	$1,000.00	$1,021.83	$3.41	0.67%
Class I	$1,000.00	$802.40	$4.32	$1,000.00	$1,020.42	$4.84	0.95%

Emerging Markets Fund
Class II	$1,000.00	$807.00	$4.46	$1,000.00	$1,020.27	$4.99	0.98%
Class III	$1,000.00	$807.10	$4.24	$1,000.00	$1,020.52	$4.74	0.93%
Class VI	$1,000.00	$807.80	$3.65	$1,000.00	$1,021.17	$4.08	0.80%
Class R6	$1,000.00	$807.20	$4.46	$1,000.00	$1,020.27	$4.99	0.98%
Class I	$1,000.00	$807.10	$4.69	$1,000.00	$1,020.01	$5.24	1.03%

168

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2022 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio

International Equity Fund
Class II	$1,000.00	$852.50	$3.41	$1,000.00	$1,021.53	$3.72	0.73%
Class III	$1,000.00	$853.00	$3.08	$1,000.00	$1,021.88	$3.36	0.66%
Class IV	$1,000.00	$853.00	$2.80	$1,000.00	$1,022.18	$3.06	0.60%
Class I	$1,000.00	$852.30	$3.88	$1,000.00	$1,021.02	$4.23	0.83%

Japan Value Creation Fund
Class III	$1,000.00	$847.50	$3.07	$1,000.00	$1,021.88	$3.36	0.66%
Class VI	$1,000.00	$847.50	$2.65	$1,000.00	$1,022.33	$2.91	0.57%
Class I	$1,000.00	$846.70	$3.54	$1,000.00	$1,021.37	$3.87	0.76%

Quality Cyclicals Fund
Class VI	$1,000.00	$855.20	$1.87	$1,000.00	$1,023.19	$2.04	0.40%
Class I	$1,000.00	$856.10	$2.76	$1,000.00	$1,022.23	$3.01	0.59%

Quality Fund
Class III	$1,000.00	$911.40	$2.36	$1,000.00	$1,022.74	$2.50	0.49%
Class IV	$1,000.00	$911.50	$2.12	$1,000.00	$1,022.99	$2.24	0.44%
Class VI	$1,000.00	$911.50	$1.88	$1,000.00	$1,023.24	$1.99	0.39%
Class R6	$1,000.00	$911.40	$2.31	$1,000.00	$1,022.79	$2.45	0.48%
Class I	$1,000.00	$910.90	$2.79	$1,000.00	$1,022.28	$2.96	0.58%

Resources Fund
Class III	$1,000.00	$951.90	$3.44	$1,000.00	$1,021.68	$3.57	0.70%
Class IV	$1,000.00	$952.20	$3.20	$1,000.00	$1,021.93	$3.31	0.65%
Class VI	$1,000.00	$952.30	$2.95	$1,000.00	$1,022.18	$3.06	0.60%
Class R6	$1,000.00	$952.10	$3.44	$1,000.00	$1,021.68	$3.57	0.70%
Class I	$1,000.00	$951.30	$3.93	$1,000.00	$1,021.17	$4.08	0.80%

Tax-Managed International Equities Fund
Class III	$1,000.00	$852.30	$3.17	$1,000.00	$1,021.78	$3.47	0.68%

U.S. Equity Fund
Class III	$1,000.00	$936.70	$2.29	$1,000.00	$1,022.84	$2.40	0.47%
Class VI	$1,000.00	$937.10	$1.81	$1,000.00	$1,023.34	$1.89	0.37%

U.S. Small Cap Value Fund
Class VI	$1,000.00	$903.10	$2.01	$1,000.00	$1,023.09	$2.14	0.42%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2022, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

169

SR-083122-EQ

GMO Trust

Semiannual Report

August 31, 2022

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Debt Obligations	99.1%
Short-Term Investments	0.9
Mutual Funds	0.0	^
Other	0.0	^

	100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 99.1%

	U.S. Government — 99.1%
4,939,000	U.S. Treasury Note, 2.38%, due 03/31/29	4,657,130
19,737,000	U.S. Treasury Note, 1.25%, due 08/15/31	16,798,808

	Total U.S. Government	21,455,938

	TOTAL DEBT OBLIGATIONS (COST $23,610,272)	21,455,938

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuers — 0.0%
4	GMO U.S. Treasury Fund	19

	TOTAL MUTUAL FUNDS (COST $19)	19

	SHORT-TERM INVESTMENTS — 0.9%

	Money Market Funds — 0.9%
181,618	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	181,618

	TOTAL SHORT-TERM INVESTMENTS (COST $181,618)	181,618

	TOTAL INVESTMENTS — 100.0% (Cost $23,791,909)	21,637,575

	Other Assets and Liabilities (net) — 0.0%	6,286

	TOTAL NET ASSETS — 100.0%	$21,643,861

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	2

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Debt Obligations	90.3%
Short-Term Investments	2.9
Loan Assignments	1.3
Swap Contracts	1.2
Loan Participations	0.8
Forward Currency Contracts	0.4
Investment Funds	0.2
Rights/Warrants	0.2
Written Options/Credit Linked Options	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Other	2.7

	100.0%

Country/Region Summary¤	% of Investments

Other Emerging	19.8	%†
Turkey	6.3
Oman	5.4
Mexico	5.2
Saudi Arabia	5.1
Bahrain	4.3
Dominican Republic	3.9
Indonesia	3.5
Tunisia	3.2
South Africa	3.1
Colombia	3.0
Egypt	2.7
Peru	2.7
Argentina	2.6
Jordan	2.6
United Arab Emirates	2.5
Ecuador	2.3
Panama	2.2
Chile	2.0
Kenya	1.9
Trinidad & Tobago	1.6
India	1.4
Kazakhstan	1.4
Vietnam	1.4
Israel	1.3
Ivory Coast	1.3
Nigeria	1.3
Philippines	1.3
Costa Rica	1.2
Romania	1.2
Brazil	1.0
Ghana	1.0
Other Developed	0.3	‡

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

3

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 90.3%

		Albania — 1.5%
		Sovereign and Sovereign Agency Issuers — 1.5%
	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	42,962,540
EUR	9,100,000	Republic of Albania Par Bond, Reg S, 3.50%, due 11/23/31	7,503,512

		Total Albania	50,466,052

		Angola — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	23,200,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	17,632,000

		Argentina — 2.7%
		Sovereign and Sovereign Agency Issuers — 2.7%
	29,090,713	Republic of Argentina, 1.00%, due 07/09/29	6,750,896
	35,333,493	Republic of Argentina, Step Up, 0.50%, due 07/09/30	8,374,038
JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c) (d)	733,283
	56,547,942	Republic of Argentina, Step Up, 1.50%, due 07/09/35	12,695,013
EUR	28,500,000	Republic of Argentina, Step Up, 3.00%, due 01/09/38	6,573,129
	72,008,994	Republic of Argentina, Step Up, 3.88%, due 01/09/38	19,847,097
JPY	334,073,000	Republic of Argentina, 0.67%, due 12/31/38 (c) (d)	408,799
EUR	8,260,000	Republic of Argentina, Step Up, 2.75%, due 07/09/41	1,831,384
	69,701,240	Republic of Argentina, Step Up, 3.50%, due 07/09/41	18,261,725
	56,947,000	Republic of Argentina, Step Up, 1.50%, due 07/09/46	12,966,120

		Total Argentina	88,441,484

		Armenia — 0.5%
		Corporate Debt
	15,750,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	14,942,813

		Azerbaijan — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	11,388,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	10,818,600
	5,250,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	5,197,500
	17,800,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	16,598,500

		Total Azerbaijan	32,614,600

Par Value†		Description	Value ($)

		Bahamas — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	10,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	6,987,058
	5,400,000	Bahamas Government International Bond, 144A, 9.00%, due 06/16/29	3,993,637
	15,600,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	9,991,800
	7,900,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	6,127,437

		Total Bahamas	27,099,932

		Bahrain — 2.2%
		Sovereign and Sovereign Agency Issuers — 2.2%
	84,290,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	71,240,854

		Barbados — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	19,600,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	18,629,800

		Belarus — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c) (d)	1,328,640
	20,300,000	Republic of Belarus International Bond,
		Reg S, 6.20%, due 02/28/30 (c) (d)	3,755,500

		Total Belarus	5,084,140

		Bermuda — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	6,990,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	7,008,786

		Bolivia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	9,200,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28	7,332,975

		Brazil — 1.7%
		Corporate Debt — 0.9%
	29,813,706	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	27,428,610

		Sovereign and Sovereign Agency Issuers — 0.8%
	17,800,000	Republic of Brazil, 4.75%, due 01/14/50	12,969,525
BRL	75,100,000	Rio Smart Lighting Sarl, Reg S, 12.25%, due 09/20/32 (e)	14,293,995

			27,263,520

		Total Brazil	54,692,130

See accompanying notes to the financial statements.	4

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		Bulgaria — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
EUR	1,500,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	1,184,083

		Cameroon — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
EUR	7,500,000	Republic of Cameroon International Bond, Reg S, 5.95%, due 07/07/32	5,357,485

		Chile — 2.2%
		Corporate Debt — 1.0%
	20,411,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	18,555,640
	24,403,985	Inversiones Latin America Power Ltda, Reg S, 5.13%, due 06/15/33	13,178,152

			31,733,792

		Sovereign and Sovereign Agency Issuers — 1.2%
	7,500,000	Chile Government International Bond, 3.10%, due 05/07/41	5,516,250
	3,700,000	Chile Government International Bond, 4.00%, due 01/31/52	2,923,000
	8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	7,755,750
	5,300,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	4,426,494
	27,550,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	20,194,150

			40,815,644

		Total Chile	72,549,436

		China — 0.3%
		Corporate Debt — 0.1%
	11,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	793,100
	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	1,017,087
	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	542,813
	6,100,000	Scenery Journey Ltd, Reg S, 11.50%, due 10/24/22 (d)	274,500
	2,100,000	Scenery Journey Ltd, Reg S, 13.00%, due 11/06/22 (d)	94,500
	3,600,000	Scenery Journey Ltd, Reg S, 12.00%, due 10/24/23 (d)	162,000
	4,100,000	Scenery Journey Ltd, Reg S, 13.75%, due 11/06/23 (d)	184,500

			3,068,500

		Sovereign and Sovereign Agency Issuers — 0.2%
	7,500,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.00%, due 09/22/30	6,378,750

		Total China	9,447,250

Par Value†		Description	Value ($)

		Colombia — 3.1%
		Corporate Debt — 0.2%
COP	26,700,000,000	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	4,656,977

		Sovereign and Sovereign Agency Issuers — 2.9%
	1,392,000	Colombia Government International Bond, 8.38%, due 02/15/27 (a)	1,416,472
	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (a)	4,442,997
	74,500,000	Colombia Government International Bond, 5.63%, due 02/26/44	54,119,594
	7,600,000	Colombia Government International Bond, 5.20%, due 05/15/49	5,176,550
	9,811,000	Ecopetrol SA, 7.38%, due 09/18/43	8,169,497
	21,300,000	Ecopetrol SA, 5.88%, due 11/02/51	14,111,250
COP	51,200,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	8,843,531

			96,279,891

		Total Colombia	100,936,868

		Congo Republic (Brazzaville) — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	53,438,925	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	45,155,892

		Costa Rica — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	3,700,000	Costa Rica Government International Bond, Reg S, 7.00%, due 04/04/44	3,218,537
	23,131,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	20,453,587
	9,198,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	7,046,818

		Total Costa Rica	30,718,942

		Czech Republic — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	5,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	5,311,097

		Dominican Republic — 2.6%
		Sovereign and Sovereign Agency Issuers — 2.6%
	7,400,000	Dominican Republic International Bond, 144A, 6.00%, due 02/22/33	6,450,950
	4,100,000	Dominican Republic International Bond, Reg S, 5.30%, due 01/21/41	3,037,331
	108,829,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	77,016,923

		Total Dominican Republic	86,505,204

		Ecuador — 2.4%
		Sovereign and Sovereign Agency Issuers — 2.4%
	1,000,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	920,000
	8,246,892	Ecuador Government International Bond, Reg S, Zero Coupon, due 07/31/30	2,797,758

5	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Ecuador — continued
	Sovereign and Sovereign Agency Issuers — continued
18,576,250	Ecuador Government International Bond, Reg S, Step Up, 5.50%, due 07/31/30	9,796,650
112,987,125	Ecuador Government International Bond, Reg S, Step Up, 2.50%, due 07/31/35	43,379,994
36,603,750	Ecuador Government International Bond, Reg S, Step Up, 1.50%, due 07/31/40	12,543,648
12,169,160	Ecuador Social Bond Sarl, Reg S, Zero Coupon, due 01/30/35	9,665,355

	Total Ecuador	79,103,405

	Egypt — 2.0%
	Sovereign and Sovereign Agency Issuers — 2.0%
27,300,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	17,267,250
34,700,000	Egypt Government International Bond, Reg S, 8.88%, due 05/29/50	22,208,000
11,200,000	Egypt Government International Bond, Reg S, 8.75%, due 09/30/51	7,093,100
28,064,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	17,399,680

	Total Egypt	63,968,030

	El Salvador — 0.5%
	Sovereign and Sovereign Agency Issuers — 0.5%
7,600,000	El Salvador Government International Bond, Reg S, 8.25%, due 04/10/32	2,837,175
7,775,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35 (f)	2,640,099
32,900,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50	10,965,981

	Total El Salvador	16,443,255

	Ethiopia — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
4,090,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	2,250,267

	Gabon — 0.3%
	Sovereign and Sovereign Agency Issuers — 0.3%
6,900,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	5,131,013
6,400,000	Gabon Government International Bond, Reg S, 7.00%, due 11/24/31	4,816,000

	Total Gabon	9,947,013

	Ghana — 1.0%
	Sovereign and Sovereign Agency Issuers — 1.0%
7,100,000	Republic of Ghana, Reg S, 8.13%, due 03/26/32	2,680,250
7,500,000	Republic of Ghana, Reg S, 8.63%, due 06/16/49	2,619,375
30,000,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	10,524,375

Par Value†	Description	Value ($)

	Ghana — continued
	Sovereign and Sovereign Agency Issuers — continued
30,400,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61	10,759,700
9,615,650	Saderea DAC, Reg S, 12.50%, due 11/30/26	6,250,173

	Total Ghana	32,833,873

	Grenada — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
9,201,000	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	7,360,800

	Guatemala — 0.8%
	Sovereign and Sovereign Agency Issuers — 0.8%
4,815,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	5,226,682
2,000,000	Republic of Guatemala, Reg S, 4.65%, due 10/07/41	1,583,500
20,600,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	18,769,175

	Total Guatemala	25,579,357

	Honduras — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
17,300,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	13,080,963

	Hungary — 1.0%
	Sovereign and Sovereign Agency Issuers — 1.0%
28,500,000	Hungary Government International Bond, 144A, 5.50%, due 06/16/34	26,525,942
11,300,000	Hungary Government International Bond, Reg S, 3.13%, due 09/21/51	7,032,837

	Total Hungary	33,558,779

	India — 1.7%
	Corporate Debt
29,700,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	25,245,000
1,000,000	GMR Hyderabad International Airport Ltd., Reg S, 4.75%, due 02/02/26	926,438
21,140,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	18,237,213
10,750,000	India Airport Infra, Reg S, 6.25%, due 10/25/25	9,728,750

	Total India	54,137,401

	Indonesia — 3.7%
	Sovereign and Sovereign Agency Issuers — 3.7%
9,200,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	8,635,350
3,700,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.45%, due 05/15/30	3,615,270

See accompanying notes to the financial statements.	6

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		Indonesia — continued
		Sovereign and Sovereign Agency Issuers — continued
	20,900,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	17,749,325
	8,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	9,071,022
	20,400,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	16,680,825
	11,300,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	11,715,275
	8,200,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	6,213,038
	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	13,609,280
	8,900,000	Perusahaan Penerbit SBSN Indonesia III, 144A, 4.70%, due 06/06/32	9,155,875
	25,649,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	23,377,460

		Total Indonesia	119,822,720

		Israel — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	13,183,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,837,522

		Ivory Coast — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
EUR	1,900,000	Ivory Coast Government International Bond, Reg S, 6.88%, due 10/17/40	1,370,357
EUR	32,000,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	21,823,502

		Total Ivory Coast	23,193,859

		Jamaica — 0.9%
		Corporate Debt — 0.2%
	9,274,950	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	7,856,462

		Sovereign and Sovereign Agency Issuers — 0.7%
	9,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	10,809,375
	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	12,198,000

			23,007,375

		Total Jamaica	30,863,837

		Jordan — 1.5%
		Sovereign and Sovereign Agency Issuers — 1.5%
	7,400,000	Jordan Government International Bond, 144A, 7.75%, due 01/15/28	7,325,075
	52,095,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	42,196,950

		Total Jordan	49,522,025

Par Value†		Description	Value ($)

		Kazakhstan — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	5,200,000	Development Bank of Kazakhstan JSC, 144A, 5.75%, due 05/12/25	5,183,100
	9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	8,332,312
	3,800,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	3,114,100
	19,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	16,526,950

		Total Kazakhstan	33,156,462

		Kenya — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	50,094,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	33,938,685

		Kuwait — 0.1%
		Corporate Debt
	4,100,000	Equate Petrochemical BV, Reg S, 2.63%, due 04/28/28	3,658,225

		Lebanon — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	20,400,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	1,406,325
	5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	354,662
	60,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	4,177,957
	21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	1,428,000
	56,914,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	3,870,152

		Total Lebanon	11,237,096

		Malaysia — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	16,700,000	1MDB Global Investments Ltd., Reg S, 4.40%, due 03/09/23	15,959,522
	6,000,000	Dua Capital Ltd., Reg S, 2.78%, due 05/11/31	4,891,500
	8,400,000	Petronas Capital Ltd, Reg S, 4.80%, due 04/21/60	8,515,542

		Total Malaysia	29,366,564

		Mexico — 5.7%
		Sovereign and Sovereign Agency Issuers — 5.7%
	158,500,000	Petroleos Mexicanos, 7.69%, due 01/23/50	108,574,085
	23,486,000	Petroleos Mexicanos, 6.95%, due 01/28/60	14,667,007
	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 12/28/2170	3,763,200
GBP	62,996,000	United Mexican States, 5.63%, due 03/19/2114	59,771,799

		Total Mexico	186,776,091

7	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		Mongolia — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	3,700,000	Mongolia Government International Bond, Reg S, 4.45%, due 07/07/31	2,849,407

		Montenegro — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
EUR	8,100,000	Montenegro Government International Bond, 144A, 2.88%, due 12/16/27	6,182,913

		Morocco — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	10,500,000	OCP SA, Reg S, 5.13%, due 06/23/51 (f)	7,468,125
	11,300,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	9,939,056

		Total Morocco	17,407,181

		Mozambique — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	9,276,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	6,468,851

		Nigeria — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	6,821,250
	42,350,000	Nigeria Government International Bond, Reg S, 8.25%, due 09/28/51	26,839,312

		Total Nigeria	33,660,562

		Oman — 3.4%
		Sovereign and Sovereign Agency Issuers — 3.4%
	14,200,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	13,594,725
	97,900,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	87,008,625
	5,400,000	Oman Government International Bond, Reg S, 7.00%, due 01/25/51	4,981,500
	7,300,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	6,943,212

		Total Oman	112,528,062

		Pakistan — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	14,762,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	7,932,730
	5,926,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	2,888,184

		Total Pakistan	10,820,914

		Panama — 1.8%
		Sovereign and Sovereign Agency Issuers — 1.8%
	26,200,000	Aeropuerto Internacional de Tocumen SA, Reg S, 5.13%, due 08/11/61	21,054,975
	12,137,000	Panama Government International Bond, 8.13%, due 04/28/34	14,253,389

Par Value†		Description	Value ($)

		Panama — continued
		Sovereign and Sovereign Agency Issuers — continued
	16,800,000	Panama Government International Bond, 4.50%, due 04/01/56	12,986,400
	12,600,000	Panama Government International Bond, 4.50%, due 01/19/63	9,513,000

		Total Panama	57,807,764

		Papua New Guinea — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
	1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,134,154

		Peru — 2.2%
		Sovereign and Sovereign Agency Issuers — 2.2%
PEN	52,700,000	Peru Government Bond, 6.15%, due 08/12/32	11,939,739
	16,100,000	Peruvian Government International Bond, 3.60%, due 01/15/72	10,988,250
	19,700,000	Peruvian Government International Bond, 3.23%, due 07/28/2121	12,266,944
	52,995,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	36,086,945

		Total Peru	71,281,878

		Philippines — 1.8%
		Sovereign and Sovereign Agency Issuers — 1.8%
	4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	7,191,000
	4,000,000	Philippine Government International Bond, 3.20%, due 07/06/46	3,060,440
	40,012,000	Power Sector Assets & Liabilities Management Corp., 9.63%, due 05/15/28	48,014,400

		Total Philippines	58,265,840

		Qatar — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	13,418,134

		Republic of North Macedonia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
EUR	7,800,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	6,360,545

		Romania — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
EUR	9,000,000	Romanian Government International Bond, Reg S, 2.88%, due 04/13/42	5,239,058
EUR	6,900,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	5,121,742
EUR	18,300,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	10,813,668

		Total Romania	21,174,468

See accompanying notes to the financial statements.	8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		Russia — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c) (d)	1,580,100
	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c) (d)	650,000
	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c) (d)	850,000
	6,400,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35 (c) (d)	3,008,000
	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35 (c) (d)	15,980,000
	4,000,000	Russian Foreign Bond, Reg S, 5.63%, due 04/04/42 (c) (d)	2,560,000
	33,200,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47 (c) (d)	15,604,000

		Total Russia	40,232,100

		Saudi Arabia — 3.2%
		Corporate Debt — 1.1%
	23,702,500	ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39	22,388,493
	15,600,000	EIG Pearl Holdings Sarl, 144A, 4.39%, due 11/30/46	12,597,000

			34,985,493

		Sovereign and Sovereign Agency Issuers — 2.1%
	90,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	68,893,125

		Total Saudi Arabia	103,878,618

		Senegal — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	8,800,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	6,131,400

		Serbia — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
EUR	16,700,000	Serbia International Bond, Reg S, 2.05%, due 09/23/36	9,629,058

		South Africa — 3.8%
		Sovereign and Sovereign Agency Issuers — 3.8%
	11,720,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	10,993,360
	19,600,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	17,640,000
ZAR	203,950,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	2,101,684
ZAR	543,600,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	19,975,470
	82,500,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	58,471,875
	14,800,000	Republic of South Africa Government International Bond, 7.30%, due 04/20/52	12,191,500

Par Value†		Description	Value ($)

		South Africa — continued
		Sovereign and Sovereign Agency Issuers — continued
ZAR	27,300,000	Transnet SOC, Ltd., 13.50%, due 04/18/28	1,777,578

		Total South Africa	123,151,467

		Sri Lanka — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	7,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26 (d)	2,437,890
	11,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27 (d)	3,746,457
	34,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28 (d)	11,100,375
	8,800,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29 (d)	2,828,650
	30,100,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30 (d)	9,637,644

		Total Sri Lanka	29,751,016

		SupraNational — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
TRY	263,000,000	International Finance Corp., Reg S, Zero Coupon, due 02/15/29	1,531,296

		Suriname — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	16,700,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	13,459,156
	17,559,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	12,349,464

		Total Suriname	25,808,620

		Tajikistan — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	11,374,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	7,313,482

		Trinidad And Tobago — 1.3%
		Sovereign and Sovereign Agency Issuers — 1.3%
	26,000,000	Heritage Petroleum Co., Ltd., 144A, 9.00%, due 08/12/29	27,560,000
	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd, Reg S, 8.88%, due 10/18/29	9,163,000
	6,127,000	Trinidad Generation UnLtd., Reg S, 5.25%, due 11/04/27	5,946,253

		Total Trinidad And Tobago	42,669,253

		Tunisia — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%,
		due 08/02/30 (c)	24,853,237
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%,
		due 03/17/31 (c)	8,274,429

9	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		Tunisia — continued
		Sovereign and Sovereign Agency Issuers — continued
JPY	900,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	2,720,893

		Total Tunisia	35,848,559

		Turkey — 3.8%
		Sovereign and Sovereign Agency Issuers — 3.8%
	20,100,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	16,190,550
	1,300,000	Istanbul Metropolitan Municipality, 144A, 10.75%, due 04/12/27	1,168,619
	23,002,000	Republic of Turkey, 6.00%, due 01/14/41	14,778,785
	151,913,000	Republic of Turkey, 5.75%, due 05/11/47	91,147,800

		Total Turkey	123,285,754

		Ukraine — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24 (c) (d)	764,956
	17,200,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.63%, due 11/08/26 (c) (d)	3,405,600
	6,800,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c) (d)	1,258,000
	9,100,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/30 (c) (d)	1,588,519
	8,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/28 (c) (d)	1,623,847
	5,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/29 (c) (d)	1,188,472
	4,700,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/30 (c) (d)	963,500
	37,600,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/34 (c) (d)	6,674,000
	29,900,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/35 (c) (d)	5,232,500
	200,000	Ukraine Railways Via Rail Capital Markets Plc, Reg S, 7.88%, due 07/15/26 (c)	39,413

		Total Ukraine	22,738,807

		United Arab Emirates — 1.6%
		Sovereign and Sovereign Agency Issuers — 1.6%
	4,500,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	4,392,562
	8,200,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	6,461,600
	9,100,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	6,238,050
	6,000,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	5,348,625
	18,700,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	11,813,725

Par Value†	Description	Value ($)

	United Arab Emirates — continued
	Sovereign and Sovereign Agency Issuers — continued
28,300,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	18,347,244

	Total United Arab Emirates	52,601,806

	United States — 5.1%
	Asset-Backed Securities — 0.3%
1,105,094	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 2.63%, due 12/15/35	1,056,613
364,501	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 2.63%, due 12/15/35	357,436
776,567	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 2.59%, due 05/15/36	734,637
8,220,812	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 2.59%, due 11/25/36	3,023,450
8,330,422	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 2.66%, due 11/25/36	3,071,648
4,315,565	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 2.80%, due 04/25/37	1,757,288

		10,001,072

	Corporate Debt — 0.0%
385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/2170	385,402

	U.S. Government — 4.8%
34,900,000	U.S. Treasury Note, 0.13%, due 04/30/23	34,167,918
25,000,000	U.S. Treasury Note, 0.13%, due 08/31/23	24,169,922
10,000,000	U.S. Treasury Note, 0.13%, due 10/15/23	9,633,203
14,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 10/31/23	14,010,875
56,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 2.83%, due 04/30/24	55,879,249
20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24 (g)	19,973,498

		157,834,665

	Total United States	168,221,139

	Uruguay — 0.7%
	Sovereign and Sovereign Agency Issuers — 0.7%
20,918,000	Uruguay Government International Bond, 5.10%, due 06/18/50	21,314,135

See accompanying notes to the financial statements.	10

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Uzbekistan — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
7,600,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	5,865,300
1,237,000	Uzbek Industrial & Construction Bank ATB, Reg S, 5.75%, due 12/02/24	1,111,599
10,000,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	7,355,000

	Total Uzbekistan	14,331,899

	Venezuela — 1.1%
	Sovereign and Sovereign Agency Issuers — 1.1%
111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	835,988
176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	5,280,000
61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	1,859,010
19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,641,165
36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	3,019,500
23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	2,048,437
172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	14,687,405
68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	5,839,500
7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	595,000

	Total Venezuela	35,806,005

	Vietnam — 0.9%
	Sovereign and Sovereign Agency Issuers — 0.9%
22,558,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	19,686,085
9,918,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 1.92%, due 03/13/28 (c)	9,223,740

	Total Vietnam	28,909,825

	Zambia — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	2,025,000
27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	16,539,752

	Total Zambia	18,564,752

	TOTAL DEBT OBLIGATIONS (COST $4,331,006,573)	2,961,067,716

Par Value†		Description	Value ($)

		LOAN ASSIGNMENTS — 1.3%

		Chad — 0.5%
	4,415,686	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 5.10%, due 09/30/25 (c)	3,598,784
	18,501,482	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 5.35%, due 12/31/27 (c)	12,395,993

		Total Chad	15,994,777

		Kenya — 0.1%
	3,650,000	Republic of Kenya Loan Agreement, 6 mo. LIBOR + 6.70%, 10.36%, due 04/10/25 (a)	3,216,651

		Turkey — 0.7%
	27,171,429	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 9.91%, due 06/23/28 (a)	25,242,102

		TOTAL LOAN ASSIGNMENTS (COST $51,281,265)	44,453,530

		LOAN PARTICIPATIONS — 0.8%

		Angola — 0.5%
	351,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 8.16%, due 12/07/23 (c)	354,510
	10,800,000	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	10,017,000
	6,333,334	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	5,700,000

		Total Angola	16,071,510

		Egypt — 0.0%
CHF	353	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	305

		Iraq — 0.2%
EUR	615,808	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	482,708
JPY	981,061,970	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	5,190,430
JPY	208,256,139	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,101,805
JPY	88,520,104	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	468,327

		Total Iraq	7,243,270

11	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value† / Shares		Description	Value ($)

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	2

		Sudan — 0.1%
CHF	11,833,578	Republic of Sudan Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	1,210,596
CHF	5,155,077	Republic of Sudan Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	527,374

		Total Sudan	1,737,970

		TOTAL LOAN PARTICIPATIONS (COST $46,710,740)	25,053,057

		INVESTMENT FUNDS — 0.2%

		Colombia — 0.2%
	7,850,000	Bona Fide Investments Feeder LLC (a) (h)	8,228,574

		TOTAL INVESTMENT FUNDS (COST $7,850,000)	8,228,574

		MUTUAL FUNDS — 2.3%

		United States — 2.3%
		Affiliated Issuers — 2.3%
	14,838,144	GMO U.S. Treasury Fund	74,042,340

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,042,340

Shares		Description	Value ($)

		RIGHTS/WARRANTS — 0.2%

		Argentina — 0.1%
EUR	335,089,676	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (i)	2,273,053
JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (i)	17,982

		Total Argentina	2,291,035

		Ukraine — 0.1%
	14,446,000	Government of Ukraine GDP Linked, Variable Rate, Reg S, Expires 05/31/40 (c) (i)	4,333,800

		TOTAL RIGHTS/WARRANTS (COST $49,378,719)	6,624,835

		SHORT-TERM INVESTMENTS — 0.6%

		Money Market Funds — 0.6%
	19,898,963	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (j)	19,898,963

		TOTAL SHORT-TERM INVESTMENTS (COST $19,898,963)	19,898,963

		TOTAL INVESTMENTS — 95.7% (Cost $4,580,422,690)	3,139,369,015
		Other Assets and Liabilities (net) — 4.3%	141,357,139

		TOTAL NET ASSETS — 100.0%	$3,280,726,154

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2022
Bona Fide Investments Feeder LLC	12/31/21	$7,850,000	0.2%	$8,228,574

See accompanying notes to the financial statements.	12

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/16/2022	JPM	COP	80,600,000,000	USD	20,734,853	2,575,520
09/16/2022	MSCI	COP	18,000,000,000	USD	4,056,795	1,361
09/21/2022	DB	EUR	128,600,000	USD	135,820,196	6,422,649
09/21/2022	MSCI	GBP	53,011,000	USD	64,519,688	2,914,835
09/21/2022	SSB	GBP	4,700,000	USD	5,708,672	246,733
09/15/2022	BOA	JPY	6,196,000,000	USD	46,037,338	1,394,344
09/16/2022	JPM	PEN	49,700,000	USD	13,096,179	196,428

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/16/2022	JPM	USD	3,420,082	COP	15,770,000,000	132,929
11/30/2022	MSCI	ZAR	356,500,000	USD	21,055,305	409,087
10/04/2022	MSCI	BRL	36,600,000	USD	6,825,811	(154,423)
09/21/2022	BCLY	USD	3,669,381	GBP	3,000,000	(183,037)
09/21/2022	CITI	USD	4,503,862	GBP	3,700,000	(204,038)

						$13,752,388

Reverse Repurchase Agreements(k)

Face Value		Description	Value ($)
USD	713,857	J.P. Morgan Securities Plc, 1.47%, dated 07/28/22, (collateral: OCP SA, Reg S, 5.13%, due 06/23/51), to be repurchased on demand at face value plus accrued interest.	(713,857)
USD	888,634	J.P. Morgan Securities Plc, 3.56%, dated 07/28/22, (collateral: El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35), to be repurchased on demand at face value plus accrued interest.	(888,634)

			$(1,602,491)

Average balance outstanding			$(5,405,976)
Average interest rate (net)			(0.26)%
Maximum balance outstanding			$(12,778,500)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount		Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)
Put Sold USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(140,667)	36,087
Put Sold USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,255,148)	164,867
Put Sold USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(4,271,667)	77,999

				$(5,667,482)	$278,953

13	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.37.V1	USD	143,000,000	1.00%	3.31%	N/A	06/20/2027	Quarterly	8,794,500	13,216,346	4,421,846
CDX-EMS.31.V2	USD	125,396,000	1.00%	4.79%	N/A	06/20/2024	Quarterly	3,918,625	7,351,591	3,432,966

								$12,713,125	$20,567,937	$7,854,812

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Republic of Ghana	JPM	USD	3,700,000	5.00%	61.36%	N/A	06/20/2023	Quarterly	(112,513)	1,178,750	1,291,263
Republic of Ghana	JPM	USD	3,700,000	5.00%	61.36%	N/A	06/20/2023	Quarterly	(112,260)	1,178,750	1,291,010
Republic of Ghana	JPM	USD	3,700,000	5.00%	61.36%	N/A	06/20/2023	Quarterly	370,000	1,178,750	808,750
Republic of Nigeria	JPM	USD	11,200,000	5.00%	7.16%	N/A	12/20/2023	Quarterly	225,023	295,123	70,100
Petrobras Global Finance BV	CITI	USD	13,000,000	1.00%	1.57%	N/A	06/20/2024	Quarterly	371,175	128,122	(243,053)
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	1.57%	N/A	06/20/2024	Quarterly	1,923,458	364,655	(1,558,803)
Republic of Colombia	JPM	USD	55,500,000	1.00%	1.46%	N/A	06/20/2024	Quarterly	536,319	440,197	(96,122)
Republic of Ghana	JPM	USD	7,500,000	5.00%	47.54%	N/A	06/20/2024	Quarterly	58,680	3,163,256	3,104,576
Republic of South Africa	GS	USD	35,900,000	1.00%	1.85%	N/A	06/20/2024	Quarterly	38,627	526,541	487,914
Commonwealth of Bahamas	DB	EUR	29,001,331	1.00%	14.99%	N/A	06/20/2025	Quarterly	3,768,212	5,702,841	1,934,629
Kingdom of Bahrain	MORD	USD	7,400,000	1.00%	2.98%	N/A	06/20/2027	Quarterly	770,902	605,703	(165,199)
Republic of Colombia	CITI	USD	6,000,000	1.00%	2.73%	N/A	06/20/2027	Quarterly	217,220	437,008	219,788
Republic of South Africa	GS	USD	52,000,000	1.00%	2.83%	N/A	06/20/2027	Quarterly	2,596,750	3,969,995	1,373,245
Republic of South Africa	MORD	USD	3,700,000	1.00%	2.83%	N/A	06/20/2027	Quarterly	293,091	282,480	(10,611)
Republic of South Africa	MORD	USD	3,700,000	1.00%	2.83%	N/A	06/20/2027	Quarterly	296,666	282,480	(14,186)
Republic of South Africa	MORD	USD	7,400,000	1.00%	2.83%	N/A	06/20/2027	Quarterly	615,550	564,961	(50,589)
Republic of Turkey	GS	USD	29,000,000	1.00%	7.75%	N/A	06/20/2027	Quarterly	5,526,698	6,983,698	1,457,000
United States of Mexico	MORD	USD	20,000,000	1.00%	1.62%	N/A	06/20/2027	Quarterly	(28,801)	537,062	565,863
United States of Mexico	GS	USD	20,000,000	1.00%	2.03%	N/A	06/20/2029	Quarterly	1,589,641	1,187,380	(402,261)
United States of Mexico	GS	USD	20,000,000	1.00%	2.27%	N/A	09/20/2031	Quarterly	2,640,655	1,820,073	(820,582)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	15.90%	3,487,000 USD	06/20/2023	Quarterly	(646,296)	(382,120)	264,176
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	15.90%	6,975,000 USD	06/20/2023	Quarterly	(1,268,582)	(764,351)	504,231
Commonwealth of Bahamas	DB	USD	38,867,771	1.00%	14.98%	38,867,771 USD	06/20/2025	Quarterly	(4,312,367)	(7,441,196)	(3,128,829)

See accompanying notes to the financial statements.	14

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Russia	CITI	USD	11,700,000	1.00%	27.30%	11,700,000 USD	12/20/2026	Quarterly	(974,925)	(6,368,813)	(5,393,888)

									$14,382,923	$15,871,345	$1,488,422

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
BRL-CDI	11.97%	BRL	256,957,941	01/02/2025	At Maturity	—	(77,003)	(77,003)
BRL-CDI	12.36%	BRL	1,732,820,320	01/02/2025	At Maturity	293,193	3,178,683	2,885,490
0.33%	JPY-TONA-OIS-COMPOUND	JPY	11,400,000,000	09/21/2027	Semi-Annually	—	(551,653)	(551,653)
2.50%	6 Month EURIBOR	EUR	15,600,000	09/15/2032	Semi-Annually	74,886	(106,468)	(181,354)
0.59%	JPY-TONA-OIS-COMPOUND	JPY	5,800,000,000	09/21/2032	Semi-Annually	—	(700,089)	(700,089)
2.20%	6 Month EURIBOR	EUR	29,600,000	09/18/2052	Semi-Annually	(105,293)	(952,641)	(847,348)
2.35%	GBP - SONIA - COMPOUND	GBP	30,500,000	09/21/2052	Annually	(158,524)	2,111,795	2,270,319

						$104,262	$2,902,624	$2,798,362

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP 125,600,000,000	09/01/2022	At Maturity	—	(37,232)	(37,232)
SOFR	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP 73,900,000,000	09/22/2022	At Maturity	—	138,353	138,353
SOFR	Republic of Colombia Treasury Bond, due 10/04/22	CITI	COP 96,100,000,000	10/04/2022	At Maturity	—	52,591	52,591

						$—	$153,712	$153,712

15	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.
(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	Security is in default.
(e)	Security is backed by the United States International Development Finance Corporation.
(f)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).
(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.
(i)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).
(j)	The rate disclosed is the 7 day net yield as of August 31, 2022.
(k)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	16

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Short-Term Investments	52.7%
Debt Obligations	47.1
Forward Currency Contracts	0.5
Futures Contracts	(0.1)
Swap Contracts	(0.7)
Other	0.5

100.0%

Industry Group Summary¤	% of Investments

Communications	22.2%
Consumer Cyclical	15.9
Consumer Non-Cyclical	12.6
Energy	11.2
Capital Goods	7.7
Technology	7.0
Basic Industry	6.1
Finance Companies	4.6
Other Industrial	1.9
Banking	1.8
Electric	1.7
Insurance	1.6
REITS	1.6
Cash/Cash Equivalents	1.2
Other Financial	1.0
Other Utility	1.0
Transportation	0.9

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

17

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 47.1%

	Corporate Debt — 13.3%
	Australia — 0.7%
2,625,000	FMG Resources August 2006 Pty. Ltd., 144A, 4.38%, due 04/01/31	2,141,160

	United Kingdom — 0.6%
190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	185,338
1,020,000	Virgin Media Secured Finance Plc, 144A, 5.50%, due 05/15/29	907,361
1,000,000	Virgin Media Secured Finance Plc, 144A, 4.50%, due 08/15/30	832,700

	Total United Kingdom	1,925,399

	United States — 12.0%
125,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	123,750
325,000	Apache Corp., 5.35%, due 07/01/49	266,705
125,000	Bath & Body Works, Inc., 6.88%, due 11/01/35	109,119
740,000	Booz Allen Hamilton, Inc., 144A, 3.88%, due 09/01/28	658,230
1,000,000	Booz Allen Hamilton, Inc., 144A, 4.00%, due 07/01/29	881,675
250,000	Brinker International, Inc., 3.88%, due 05/15/23	245,625
3,750,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.75%, due 03/01/30	3,223,256
1,375,000	Centene Corp., 2.63%, due 08/01/31	1,097,882
250,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	225,082
748,000	CoreCivic, Inc., 8.25%, due 04/15/26	739,466
1,500,000	Crown Americas LLC, 144A, 5.25%, due 04/01/30	1,440,000
1,750,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, due 09/30/26	1,640,582
400,000	Enact Holdings, Inc., 144A, 6.50%, due 08/15/25	382,000
1,125,000	FirstEnergy Corp., 4.40%, due 07/15/27	1,065,938
125,000	Fluor Corp., 4.25%, due 09/15/28	113,184
670,000	Hexcel Corp., 4.20%, due 02/15/27	636,913
1,625,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, due 02/01/29	1,382,111
2,125,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	1,763,977
500,000	KB Home, 4.80%, due 11/15/29	431,002
625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, due 02/01/27	546,724
1,500,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, due 06/15/29	1,271,023
750,000	Lumen Technologies, Inc., 144A, 4.50%, due 01/15/29	559,493
1,625,000	Mattel, Inc., 144A, 3.38%, due 04/01/26	1,476,434

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
750,000	Molina Healthcare, Inc., 144A, 3.88%, due 05/15/32	645,413
625,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	527,950
262,000	New Fortress Energy, Inc., 144A, 6.75%, due 09/15/25	253,446
1,500,000	New Fortress Energy, Inc., 144A, 6.50%, due 09/30/26	1,421,025
1,125,000	Newell Brands, Inc., 5.63%, due 04/01/36	1,007,550
812,000	Occidental Petroleum Corp., 8.50%, due 07/15/27	909,399
1,750,000	OneMain Finance Corp., 6.13%, due 03/15/24	1,708,691
250,000	OneMain Finance Corp., 6.88%, due 03/15/25	243,006
875,000	OneMain Finance Corp., 7.13%, due 03/15/26	815,054
375,000	OneMain Finance Corp., 6.63%, due 01/15/28	342,849
166,000	Owens-Brockway Glass Container, Inc.,
	144A, 5.88%, due 08/15/23	165,021
250,000	PBF Logistics LP / PBF Logistics Finance
	Corp., 6.88%, due 05/15/23	250,000
2,000,000	PDC Energy, Inc., 5.75%, due 05/15/26	1,915,180
750,000	Perrigo Finance Unlimited Co., 4.40%, due 06/15/30	649,170
836,000	PG&E Corp., 5.00%, due 07/01/28	742,339
750,000	PG&E Corp., 5.25%, due 07/01/30	648,375
375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	360,814
400,000	Royal Caribbean Cruises Ltd., 144A, 10.88%, due 06/01/23	407,252
250,000	Sensata Technologies BV, 144A, 4.88%, due 10/15/23	252,236
250,000	Service Properties Trust, 4.50%, due 03/15/25	218,317
800,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	717,643
203,548	Transocean Guardian Ltd., 144A, 5.88%, due 01/15/24	192,862
375,000	W&T Offshore, Inc., 144A, 9.75%, due 11/01/23	367,502
565,000	Western Midstream Operating LP, 3.35%, due 02/01/25	533,060
1,375,000	Western Midstream Operating LP, 3.95%, due 06/01/25	1,313,648
925,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, due 05/30/23	908,813

	Total United States	37,796,786

	Total Corporate Debt	41,863,345

	U.S. Government — 33.8%
45,000,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	44,569,526

See accompanying notes to the financial statements.	18

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — continued
3,630,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.93%, due 07/31/23	3,633,565
54,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 2.83%, due 04/30/24	53,883,561
4,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24 (a)	3,994,700

	Total U.S. Government	106,081,352

	TOTAL DEBT OBLIGATIONS (COST $150,548,212)	147,944,697

	SHORT-TERM INVESTMENTS — 52.7%

	Repurchase Agreements — 13.4%
20,083,508	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/22, maturing on 09/01/22 with a maturity value of $20,084,763 and an effective yield of 2.25%, collateralized by a U.S. Treasury Note with maturity date 02/15/28 and a market value of $20,493,375.	20,083,508
21,999,362	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/22, maturing on 09/01/22 with a maturity value of $22,000,737 and an effective yield of 2.25%, collateralized by a U.S. Treasury Note with maturity date 02/28/27 and a market value of 22,448,329.	21,999,362

	Total Repurchase Agreements	42,082,870

	U.S. Government — 2.6%
8,000,000	U.S. Treasury Bill, 2.90%, due 12/01/22 (b)	7,941,947

Par Value† / Shares		Description	Value ($)

		U.S. Government Agency — 11.8%
	27,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.33%, due 11/25/22	27,000,375
	10,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 2.32%, due 12/02/22	10,000,530

		Total U.S. Government Agency	37,000,905

		Sovereign and Sovereign Agency Issuers — 24.9%
JPY	2,335,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/31/22	16,810,611
JPY	8,518,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/21/22	61,327,958

		Total Sovereign and Sovereign Agency Issuers	78,138,569

		Money Market Funds — 0.0%
	42,642	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (c)	42,642

		TOTAL SHORT-TERM INVESTMENTS (COST $166,890,535)	165,206,933

		TOTAL INVESTMENTS — 99.8% (Cost $317,438,747)	313,151,630
		Other Assets and Liabilities (net) — 0.2%	700,083

		TOTAL NET ASSETS — 100.0%	$313,851,713

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement	Counter-	Currency	Currency	Appreciation
Date	party	Sold	Purchased	(Depreciation)($)
11/21/2022	CITI	JPY 4,784,000,000	USD 35,196,815	512,626

10/31/2022	DB	JPY 2,335,000,000	USD 17,482,872	591,053

11/21/2022	JPM	JPY 1,372,000,000	USD 10,106,845	159,791

				Net Unrealized
Settlement	Counter-	Currency	Currency	Appreciation
Date	party	Sold	Purchased	(Depreciation)($)
11/21/2022	SSB	JPY 2,362,000,000	USD 17,382,102	257,509

				$1,520,979

19	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
191	U.S. Treasury Note 10 Yr. (CBT)	December 2022	22,329,094	(134,589)
72	U.S. Treasury Note 2 Yr. (CBT)	December 2022	14,999,625	(23,989)
232	U.S. Treasury Note 5 Yr. (CBT)	December 2022	25,710,312	(132,990)

			$63,039,031	$(291,568)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
4	U.S. Long Bond (CBT)	December 2022	543,375	267
1	U.S. Ultra Bond (CBT)	December 2022	149,500	(1,517)

			$692,875	$(1,250)

+ Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Maximum
Potential
Amount of
Future
Payments by
			Implied	the Fund		Periodic	Premiums		Net Unrealized
	Notional	Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	Amount	Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.38.V2	USD 111,139,380	5.00%	5.32%	111,139,380 USD	06/20/2027	Quarterly	$(873,893)	$(1,395,577)	$(521,684)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

						Periodic	Premiums		Net Unrealized
			Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Counterparty	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	GS	USD	16,542,000	09/20/2022	Quarterly	(37)	548,442	548,479
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	50,100,000	09/20/2022	Quarterly	(1,357)	(454,321)	(452,964)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BCLY	USD	589,000	09/20/2022	Quarterly	(16)	(2,481)	(2,465)

See accompanying notes to the financial statements.	20

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	JPM	USD	41,200,000	09/20/2022	Quarterly	(710)	(739,028)	(738,318)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	JPM	USD	33,200,000	12/20/2022	Quarterly	11	847,170	847,159
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BCLY	USD	18,750,000	12/20/2022	Quarterly	(327)	(860,932)	(860,605)

							$(2,436)	$(661,150)	$(658,714)

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate shown represents yield-to-maturity.
(c)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

21	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Debt Obligations	80.2%
Short-Term Investments	29.6
Swap Contracts	0.9
Forward Currency Contracts	0.4
Loan Assignments	0.1
Loan Participations	0.0	^
Investment Funds	0.0	^
Rights/Warrants	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written Options/Credit Linked Options	(0.0	)^
Futures Contracts	(0.2)
Other	(11.0)

	100.0%

Country/Region Summary¤	% of Investments

United States	92.8%
Switzerland	8.0
Euro Region	6.0 §
Other Emerging	4.1 †
Australia	3.6
Other Developed	0.7 ‡
New Zealand	(2.8)
Canada	(5.1)
United Kingdom	(7.3)

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

22

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 56.4%

	Australia — 0.2%
	Corporate Debt
250,000	National Australia Bank Ltd., 2.50%, due 07/12/26	234,754

	Brazil — 0.4%
	Corporate Debt
150,000	Fibria Overseas Finance Ltd., 5.50%, due 01/17/27	151,196
100,000	Suzano Austria GmbH, 6.00%, due 01/15/29	100,200
200,000	Suzano Austria GmbH, 5.00%, due 01/15/30	186,640

	Total Brazil	438,036

	Canada — 0.4%
	Corporate Debt
450,000	National Bank of Canada, Variable Rate, 0.55%, due 11/15/24	429,072

	Germany — 0.6%
	Corporate Debt
400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	383,466
350,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	286,127

	Total Germany	669,593

	Japan — 1.2%
	Corporate Debt
500,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.08%, due 04/19/28	484,004
200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.32%, due 04/19/33	189,245
200,000	Mizuho Financial Group, Inc., 4.02%, due 03/05/28	190,482
250,000	Mizuho Financial Group, Inc., Variable Rate, 4.25%, due 09/11/29	236,799
250,000	Takeda Pharmaceutical Co. Ltd., 5.00%, due 11/26/28	253,367

	Total Japan	1,353,897

	Netherlands — 0.3%
	Corporate Debt
350,000	ING Groep NV, Variable Rate, 2.73%, due 04/01/32	287,889

	United Kingdom — 3.2%
	Corporate Debt
300,000	Barclays Plc, Variable Rate, 2.89%, due 11/24/32	235,295
300,000	BAT Capital Corp., 4.39%, due 08/15/37	237,288
200,000	British Telecommunications Plc, 4.50%, due 12/04/23	200,479

Par Value†	Description	Value ($)

	United Kingdom — continued

	Corporate Debt — continued
250,000	British Telecommunications Plc, 5.13%, due 12/04/28	245,695
350,000	CNH Industrial NV, 4.50%, due 08/15/23	350,729
200,000	HSBC Holdings Plc, Variable Rate, 2.25%, due 11/22/27	176,319
200,000	HSBC Holdings Plc, Variable Rate, 4.58%, due 06/19/29	188,145
500,000	HSBC Holdings Plc, Variable Rate, 3.97%, due 05/22/30	451,419
250,000	Mead Johnson Nutrition Co., 4.13%, due 11/15/25	250,746
250,000	Natwest Group Plc, Variable Rate, 3.07%, due 05/22/28	225,847
200,000	Natwest Group Plc, Variable Rate, 4.89%, due 05/18/29	192,424
200,000	NatWest Group Plc, Variable Rate, 4.52%, due 06/25/24	198,885
300,000	Reynolds American, Inc., 5.70%, due 08/15/35	276,614
250,000	Reynolds American, Inc., 6.15%, due 09/15/43	230,996
150,000	Vodafone Group Plc, 5.13%, due 06/19/59	138,698

	Total United Kingdom	3,599,579

	United States — 50.1%

	Asset-Backed Securities — 3.0%
3,380,000	Citigroup Commercial Mortgage Trust, 144A, 3.90%, due 05/10/36	3,336,397

	Corporate Debt — 18.7%
700,000	AbbVie, Inc., 4.50%, due 05/14/35	665,767
250,000	Aircastle Ltd., 4.13%, due 05/01/24	243,741
200,000	Aircastle Ltd., 4.25%, due 06/15/26	184,845
250,000	Altria Group, Inc., 5.80%, due 02/14/39	231,219
150,000	Altria Group, Inc., 5.95%, due 02/14/49	134,627
350,000	Altria Group, Inc., 4.00%, due 02/04/61	233,981
150,000	Amcor Finance USA, Inc., 3.63%, due 04/28/26	142,836
200,000	American Financial Group, Inc., 4.50%, due 06/15/47	169,360
300,000	Amgen, Inc., 2.77%, due 09/01/53	199,160
250,000	Amgen, Inc., 4.40%, due 02/22/62	216,658
450,000	Apple, Inc., 0.75%, due 05/11/23	441,799
100,000	Ares Capital Corp., 2.15%, due 07/15/26	86,854
100,000	Baxalta, Inc., 5.25%, due 06/23/45	98,748
250,000	Block Financial LLC, 3.88%, due 08/15/30	227,305
650,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	536,134
150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	133,626
250,000	Carlisle Cos., Inc., 3.75%, due 12/01/27	237,202
300,000	Carlisle Cos., Inc., 2.75%, due 03/01/30	257,312
550,000	Carrier Global Corp., 2.72%, due 02/15/30	475,088
250,000	CF Industries, Inc., 5.15%, due 03/15/34	241,065
450,000	CF Industries, Inc., 5.38%, due 03/15/44	419,634

23	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	175,376
150,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, due 10/23/45	143,180
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	249,861
250,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	256,986
400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	399,212
150,000	Cigna Corp., 4.90%, due 12/15/48	142,402
450,000	CNH Industrial Capital LLC, 1.95%, due 07/02/23	440,499
200,000	CNH Industrial Capital LLC, 1.45%, due 07/15/26	177,135
100,000	Constellation Energy Generation LLC, 5.60%, due 06/15/42	100,043
350,000	Corning, Inc., 5.45%, due 11/15/79	324,195
500,000	Devon Energy Corp., 5.60%, due 07/15/41	494,141
350,000	DuPont de Nemours, Inc., 5.32%, due 11/15/38	348,967
250,000	Edison International, 5.75%, due 06/15/27	253,309
750,000	Elevance Health, Inc., 2.38%, due 01/15/25	719,381
100,000	Eli Lilly & Co., 3.38%, due 03/15/29	96,829
150,000	Eli Lilly & Co., 4.15%, due 03/15/59	142,269
150,000	EQT Corp., 6.13%, due 02/01/25	154,158
250,000	Georgia Power Co., 4.70%, due 05/15/32	248,710
250,000	GLP Capital LP / GLP Financing II, Inc., 5.38%, due 04/15/26	245,671
150,000	GLP Capital LP / GLP Financing II, Inc., 5.75%, due 06/01/28	148,803
400,000	GLP Capital LP / GLP Financing II, Inc., 4.00%, due 01/15/31	348,464
250,000	GSK Consumer Healthcare Capital US LLC, 144A, 3.38%, due 03/24/29	227,099
200,000	Host Hotels & Resorts LP, 3.38%, due 12/15/29	171,153
450,000	Host Hotels & Resorts LP, 3.50%, due 09/15/30	381,341
150,000	International Business Machines Corp., 3.43%, due 02/09/52	114,970
350,000	Johnson & Johnson, 3.63%, due 03/03/37	324,779
168,000	Keurig Dr Pepper, Inc., 4.42%, due 05/25/25	169,153
200,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35	193,651
250,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49	226,808
250,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50	248,897
150,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	147,447
350,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	314,106

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued
250,000	Magallanes, Inc., 144A, 5.39%, due 03/15/62	200,676
300,000	Marathon Oil Corp., 5.20%, due 06/01/45	272,715
400,000	Marathon Petroleum Corp., 4.75%, due 09/15/44	351,872
100,000	Marriott International, Inc., 5.75%, due 05/01/25	102,829
200,000	McKesson Corp., 3.80%, due 03/15/24	199,732
300,000	Morgan Stanley, 6.38%, due 07/24/42	341,965
350,000	Office Properties Income Trust, 4.50%, due 02/01/25	327,423
100,000	ONEOK, Inc., 4.95%, due 07/13/47	86,084
400,000	Procter & Gamble Co. (The), 3.10%, due 08/15/23	398,268
400,000	Sabra Health Care LP, 5.13%, due 08/15/26	386,378
150,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	143,376
250,000	Southern California Edison Co., 4.70%, due 06/01/27	250,638
300,000	Synchrony Financial, 4.25%, due 08/15/24	296,595
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, due 01/15/28	97,501
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, due 01/15/29	255,478
350,000	Union Pacific Corp., 4.10%, due 09/15/67	299,319
350,000	Union Pacific Corp., 3.80%, due 04/06/71	281,073
300,000	United Parcel Service, Inc., 5.20%, due 04/01/40	317,450
150,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	148,432
150,000	UnitedHealth Group, Inc., 3.88%, due 08/15/59	127,837
200,000	UnitedHealth Group, Inc., 4.95%, due 05/15/62	200,209
100,000	VICI Properties LP, 4.38%, due 05/15/25	97,647
200,000	VICI Properties LP, 4.75%, due 02/15/28	191,922
150,000	VICI Properties LP, 4.95%, due 02/15/30	144,018
450,000	Welltower, Inc., 2.80%, due 06/01/31	379,290
150,000	Weyerhaeuser Co., 4.00%, due 04/15/30	141,215
400,000	Williams Cos, Inc. (The), 5.40%, due 03/04/44	382,105
250,000	Williams Cos, Inc. (The), 5.75%, due 06/24/44	252,365
200,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	186,178

		20,566,546

	U.S. Government — 16.5%
11,500,000	U.S. Treasury Bonds, 1.13%, due 08/15/40	7,756,211
10,500,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 2.83%, due 04/30/24 (a)	10,477,359

		18,233,570

See accompanying notes to the financial statements.	24

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued
	U.S. Government Agency — 11.9%
1,900,000	Federal National Mortgage Association, TBA, 2.00%, due 09/14/52	1,634,408
3,500,000	Federal National Mortgage Association, TBA, 2.50%, due 09/19/37	3,310,781
2,400,000	Federal National Mortgage Association, TBA, 2.50%, due 09/14/52	2,142,750
3,300,000	Federal National Mortgage Association, TBA, 3.00%, due 09/14/52	3,054,305
3,200,000	Government National Mortgage Association, TBA, 3.00%, due 09/21/52	3,003,375

		13,145,619

	Total United States	55,282,132

	TOTAL DEBT OBLIGATIONS (COST $66,558,335)	62,294,952

	MUTUAL FUNDS — 25.9%

	United States — 25.9%
	Affiliated Issuers
247,731	GMO Emerging Country Debt Fund, Class VI	4,597,886
974,867	GMO Opportunistic Income Fund, Class VI	23,971,989

	TOTAL MUTUAL FUNDS (COST $32,367,720)	28,569,875

	SHORT-TERM INVESTMENTS — 28.6%

	Money Market Funds — 0.6%
664,589	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (b)	664,589

Par Value†		Description	Value ($)

		Sovereign and Sovereign Agency Issuers — 24.4%
JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon	13,681,175
JPY	1,025,000,000	Japan Treasury Discount Bill, Zero Coupon	7,379,390
JPY	814,000,000	Japan Treasury Discount Bill, Zero Coupon	5,860,643

		Total Sovereign and Sovereign Agency Issuers	26,921,208

		U.S. Government — 0.9%
	1,000,000	U.S. Treasury Bill, 2.64%, due 11/03/22 (c)	995,397
	21,000	U.S. Treasury Bill, 2.83%, due 11/25/22 (c)	20,861

		Total U.S. Government	1,016,258

		U.S. Government Agency — 2.7%
	3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.33%, due 11/25/22	3,000,042

		TOTAL SHORT-TERM INVESTMENTS (COST $32,048,987)	31,602,097

		TOTAL INVESTMENTS — 110.9% (Cost $130,975,042)	122,466,924

		Other Assets and Liabilities (net) — (10.9%)	(12,035,006)

		TOTAL NET ASSETS — 100.0%	$110,431,918

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/09/2022	JPM	AUD	1,230,000	USD	847,370	4,945
09/16/2022	JPM	CHF	1,320,000	USD	1,391,320	39,479
09/16/2022	MSCI	CLP	349,728,500	USD	394,549	5,370
09/16/2022	JPM	COP	920,000,000	USD	230,432	23,154
11/18/2022	JPM	CZK	14,242,868	USD	583,825	4,907
11/18/2022	MSCI	CZK	1,600,000	USD	66,049	1,015
09/30/2022	BCLY	EUR	1,000,000	USD	1,026,542	19,744
09/30/2022	DB	EUR	3,920,000	USD	4,157,234	210,590
09/21/2022	BOA	GBP	400,000	USD	479,189	14,343
09/21/2022	BCLY	GBP	230,000	USD	272,538	5,252
09/21/2022	JPM	GBP	660,000	USD	801,085	34,089
11/30/2022	JPM	ILS	1,186,203	USD	366,457	8,644
11/30/2022	MSCI	ILS	250,000	USD	75,770	359

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
12/20/2022	DB	JPY	1,900,000,000	USD	13,880,922	58,449
10/31/2022	DB	JPY	1,025,000,000	USD	7,674,494	259,456
11/21/2022	JPM	JPY	814,000,000	USD	5,996,335	94,803
11/04/2022	MSCI	KRW	154,221,675	USD	118,083	3,124
11/30/2022	MSCI	NZD	7,940,000	USD	4,930,899	73,603
09/02/2022	BCLY	PHP	26,701,640	USD	480,693	5,195
10/03/2022	BCLY	PHP	32,701,640	USD	580,733	247
09/02/2022	CITI	PHP	6,000,000	USD	107,317	470
10/19/2022	DB	PLN	750,000	USD	161,129	2,812
10/19/2022	MSCI	PLN	800,000	USD	171,956	3,084
09/30/2022	BOA	RON	300,000	USD	62,152	154
09/21/2022	BOA	SGD	120,000	USD	87,214	1,337
09/21/2022	JPM	SGD	90,000	USD	64,756	349

25	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/21/2022	MSCI	SGD	510,686	USD	367,147	1,680
11/18/2022	BCLY	THB	33,622,300	USD	954,582	27,961
09/12/2022	JPM	TWD	27,945,600	USD	932,048	12,013
10/04/2022	MSCI	USD	916,387	BRL	4,913,667	20,732
09/16/2022	MSCI	USD	115,850	CLP	110,000,000	6,558
09/16/2022	JPM	USD	94,198	COP	440,000,000	4,935
11/04/2022	MSCI	USD	942,840	IDR	14,094,041,000	3,763
10/24/2022	MSCI	USD	931,113	MXN	19,419,101	23,228
10/18/2022	JPM	USD	3,408,813	NOK	35,185,429	134,565
09/16/2022	JPM	USD	81,311	PEN	320,000	1,746
09/16/2022	MSCI	USD	227,268	PEN	880,000	1,138
09/02/2022	BCLY	USD	581,869	PHP	32,701,640	477
09/21/2022	MSCI	USD	135,298	SGD	190,000	673
10/04/2022	GS	BRL	1,200,000	USD	217,103	(11,757)
10/04/2022	JPM	BRL	650,000	USD	121,287	(2,679)
09/16/2022	JPM	CHF	2,103,976	USD	2,141,058	(13,670)
11/18/2022	CITI	CZK	4,200,000	USD	169,395	(1,319)
11/16/2022	BOA	HUF	35,000,000	USD	83,715	(2,454)
11/16/2022	CITI	HUF	65,000,000	USD	159,923	(104)
11/16/2022	MSCI	HUF	25,000,000	USD	60,584	(965)
11/25/2022	JPM	INR	65,579,444	USD	814,388	(4,319)
10/03/2022	CITI	PHP	4,000,000	USD	70,925	(79)
10/19/2022	BOA	PLN	500,000	USD	102,851	(2,693)
10/19/2022	DB	PLN	500,000	USD	104,521	(1,024)
10/19/2022	MSCI	PLN	121,873	USD	25,321	(405)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/30/2022	DB	RON	700,000	USD	143,923	(740)
09/30/2022	GS	RON	300,000	USD	61,038	(961)
09/30/2022	MSCI	RON	1,631,041	USD	332,696	(4,379)
11/09/2022	BCLY	USD	2,497,783	AUD	3,589,000	(39,683)
11/09/2022	JPM	USD	555,253	AUD	790,000	(14,183)
10/04/2022	GS	USD	115,337	BRL	600,000	(907)
10/04/2022	JPM	USD	68,775	BRL	350,000	(2,024)
10/03/2022	BCLY	USD	4,936,166	CAD	6,341,887	(108,577)
10/03/2022	DB	USD	693,955	CAD	889,296	(17,003)
09/16/2022	JPM	USD	1,712,991	CHF	1,650,000	(23,191)
09/16/2022	MSCI	USD	56,085	CLP	50,000,000	(445)
09/16/2022	JPM	USD	1,112,810	COP	4,373,658,000	(127,416)
09/16/2022	MSCI	USD	81,198	COP	320,000,000	(9,101)
09/21/2022	DB	USD	580,358	GBP	480,000	(22,543)
09/21/2022	JPM	USD	2,599,137	GBP	2,210,000	(30,864)
11/16/2022	MSCI	USD	306,474	HUF	119,769,900	(11,607)
09/15/2022	BOA	USD	3,290,392	JPY	442,842,084	(99,657)
11/04/2022	CITI	USD	92,174	KRW	120,000,000	(2,725)
11/08/2022	BCLY	USD	3,241,098	SEK	32,902,650	(144,845)
09/21/2022	SSB	USD	28,821	SGD	40,000	(196)
11/30/2022	DB	USD	47,095	ZAR	800,000	(764)
11/30/2022	MSCI	USD	97,866	ZAR	1,657,035	(1,901)

						$409,263

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
36	U.S. Long Bond (CBT)	December 2022	4,890,375	(45,892)
63	U.S. Treasury Note 10 Yr. (CBT)	December 2022	7,365,094	(44,393)
46	U.S. Treasury Note 2 Yr. (CBT)	December 2022	9,583,094	(15,326)
167	U.S. Treasury Note 5 Yr. (CBT)	December 2022	18,506,992	(95,730)
30	U.S. Treasury Ultra 10 Yr. (CBT)	December 2022	3,755,625	(33,498)

			$44,101,180	$(234,839)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	26

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.83%	3 Month AUD BBSW	AUD	6,250,000	09/21/2024	Quarterly	—	(11,885)	(11,885)
3.40%	3 Month CAD CDOR	CAD	6,930,000	09/21/2024	Semi-Annually	—	70,641	70,641
3.53%	3 Month CAD CDOR	CAD	49,740,000	09/21/2024	Semi-Annually	44,905	412,772	367,867
3.69%	3 Month CAD CDOR	CAD	3,500,000	09/21/2024	Semi-Annually	—	20,678	20,678
3.61%	3 Month CAD CDOR	CAD	1,440,000	09/21/2024	Semi-Annually	—	10,239	10,239
3 Month CAD CDOR	3.45%	CAD	5,750,000	09/21/2024	Semi-Annually	—	(54,506)	(54,506)
3 Month CAD CDOR	3.52%	CAD	6,570,000	09/21/2024	Semi-Annually	—	(55,288)	(55,288)
3 Month CAD CDOR	3.69%	CAD	9,650,000	09/21/2024	Semi-Annually	—	(57,576)	(57,576)
3 Month CAD CDOR	3.76%	CAD	6,100,000	09/21/2024	Semi-Annually	—	(30,616)	(30,616)
3 Month CAD CDOR	3.93%	CAD	6,825,512	09/21/2024	Semi-Annually	—	(16,847)	(16,847)
3 Month CAD CDOR	3.98%	CAD	6,824,488	09/21/2024	Semi-Annually	—	(11,622)	(11,622)
3 Month CAD CDOR	4.01%	CAD	1,650,000	09/21/2024	Semi-Annually	—	(2,040)	(2,040)
CHF - SARON - OIS - COMPOUND	0.68%	CHF	6,900,000	09/21/2024	Semi-Annually	—	(76,134)	(76,134)
CHF - SARON - OIS - COMPOUND	0.89%	CHF	2,950,000	09/21/2024	Semi-Annually	—	(19,568)	(19,568)
CHF - SARON - OIS - COMPOUND	0.90%	CHF	3,500,000	09/21/2024	Semi-Annually	—	(22,500)	(22,500)
CHF - SARON - OIS - COMPOUND	1.18%	CHF	3,300,000	09/21/2024	Semi-Annually	—	(2,605)	(2,605)
CHF - SARON - OIS - COMPOUND	1.42%	CHF	9,800,000	09/21/2024	Semi-Annually	—	42,110	42,110
0.84%	CHF - SARON - OIS - COMPOUND	CHF	38,410,000	09/21/2024	Annually	—	298,021	298,021
0.87%	CHF - SARON - OIS - COMPOUND	CHF	5,000,000	09/21/2024	Annually	(368)	35,725	36,093
0.72%	CHF - SARON - OIS - COMPOUND	CHF	3,000,000	09/21/2024	Semi-Annually	—	30,338	30,338
EUR - EuroSTR - COMPOUND	1.35%	EUR	22,850,000	09/21/2024	Annually	88	(287,969)	(288,057)
EUR - EuroSTR - COMPOUND	1.37%	EUR	3,690,000	09/21/2024	Annually	1,061	(45,256)	(46,317)
1.82%	EUR - EuroSTR - COMPOUND	EUR	3,100,939	09/21/2024	Annually	—	10,327	10,327
1.87%	EUR - EuroSTR - COMPOUND	EUR	3,099,061	09/21/2024	Annually	—	6,809	6,809
1.37%	EUR - EuroSTR - COMPOUND	EUR	3,500,000	09/21/2024	Annually	—	42,509	42,509
1.19%	EUR - EuroSTR - COMPOUND	EUR	4,750,000	09/21/2024	Annually	—	74,591	74,591
1.14%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	09/21/2024	Annually	—	50,270	50,270
1.28%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	09/21/2024	Annually	—	42,191	42,191
1.03%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	09/21/2024	Annually	—	56,859	56,859
1.13%	EUR - EuroSTR - COMPOUND	EUR	4,500,000	09/21/2024	Annually	—	76,255	76,255
GBP - SONIA - COMPOUND	2.65%	GBP	1,300,000	09/21/2024	Annually	—	(36,777)	(36,777)
GBP - SONIA - COMPOUND	2.73%	GBP	24,760,000	09/21/2024	Annually	22,225	(658,771)	(680,996)
3.28%	GBP - SONIA - COMPOUND	GBP	3,000,000	09/21/2024	Annually	—	43,508	43,508
3.27%	GBP - SONIA - COMPOUND	GBP	3,000,000	09/21/2024	Annually	—	44,400	44,400
2.84%	GBP - SONIA - COMPOUND	GBP	1,850,000	09/21/2024	Annually	—	44,723	44,723
2.67%	GBP - SONIA - COMPOUND	GBP	5,400,000	09/21/2024	Annually	—	151,398	151,398
3 Month SEK STIBOR	2.41%	SEK	71,300,000	09/21/2024	Quarterly	—	(95,664)	(95,664)
3 Month SEK STIBOR	2.54%	SEK	77,920,000	09/21/2024	Quarterly	13,518	(85,826)	(99,344)
3.23%	3 Month SEKSTIBOR	SEK	36,000,000	09/21/2024	Quarterly	—	(4,890)	(4,890)
3 Month SEK STIBOR	3.21%	SEK	20,000,000	09/21/2024	Quarterly	—	2,175	2,175
USD - SOFR - COMPOUND	2.71%	USD	2,030,000	09/21/2024	Semi-Annually	118	(32,713)	(32,831)

27	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD - SOFR - COMPOUND	2.95%	USD	3,590,000	09/21/2024	Semi-Annually	(815)	(40,906)	(40,091)
3.29%	USD - SOFR - COMPOUND	USD	5,600,000	09/21/2024	Semi-Annually	—	27,498	27,498
2.87%	USD - SOFR - COMPOUND	USD	2,950,000	09/21/2024	Semi-Annually	—	37,990	37,990
2.11%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	12/21/2024	Annually	—	(45)	(45)
GBP - SONIA - COMPOUND	4.04%	GBP	2,500,000	12/21/2024	Annually	—	(565)	(565)
6 Month AUD BBSW	3.73%	AUD	1,500,000	09/21/2032	Semi-Annually	—	(30,502)	(30,502)
6 Month AUD BBSW	3.85%	AUD	1,800,000	09/21/2032	Semi-Annually	—	(24,184)	(24,184)
6 Month AUD BBSW	3.93%	AUD	2,630,000	09/21/2032	Semi-Annually	—	(23,608)	(23,608)
6 Month AUD BBSW	4.04%	AUD	1,150,000	09/21/2032	Semi-Annually	(1,055)	(3,711)	(2,656)
6 Month AUD BBSW	4.04%	AUD	2,000,000	09/21/2032	Semi-Annually	—	(6,342)	(6,342)
6 Month AUD BBSW	4.08%	AUD	6,960,000	09/21/2032	Semi-Annually	—	(5,676)	(5,676)
6 Month AUD BBSW	4.27%	AUD	1,450,000	09/21/2032	Semi-Annually	2,556	14,107	11,551
4.67%	6 Month AUD BBSW	AUD	1,920,000	09/21/2032	Semi-Annually	—	(61,918)	(61,918)
4.33%	6 Month AUD BBSW	AUD	2,680,000	09/21/2032	Semi-Annually	—	(35,695)	(35,695)
4.27%	6 Month AUD BBSW	AUD	1,720,000	09/21/2032	Semi-Annually	(2,602)	(16,831)	(14,229)
3.65%	6 Month AUD BBSW	AUD	2,100,000	09/21/2032	Semi-Annually	—	52,007	52,007
4.16%	6 Month AUD BBSW	AUD	1,700,000	09/21/2032	Semi-Annually	—	(6,051)	(6,051)
3.90%	3 Month CAD CDOR	CAD	1,580,102	09/21/2032	Semi-Annually	—	(33,808)	(33,808)
3.99%	3 Month CAD CDOR	CAD	1,579,898	09/21/2032	Semi-Annually	—	(42,154)	(42,154)
3.88%	3 Month CAD CDOR	CAD	1,560,000	09/21/2032	Semi-Annually	—	(30,764)	(30,764)
3.77%	3 Month CAD CDOR	CAD	2,220,000	09/21/2032	Semi-Annually	—	(28,468)	(28,468)
3.51%	3 Month CAD CDOR	CAD	1,310,000	09/21/2032	Semi-Annually	—	5,155	5,155
3.25%	3 Month CAD CDOR	CAD	1,800,000	09/21/2032	Semi-Annually	—	37,597	37,597
3.20%	3 Month CAD CDOR	CAD	1,300,000	09/21/2032	Semi-Annually	—	31,427	31,427
3.06%	3 Month CAD CDOR	CAD	1,500,000	09/21/2032	Semi-Annually	—	49,411	49,411
3.13%	3 Month CAD CDOR	CAD	1,700,000	09/21/2032	Semi-Annually	—	48,877	48,877
3.27%	3 Month CAD CDOR	CAD	1,200,000	09/21/2032	Semi-Annually	—	23,208	23,208
3.52%	3 Month CAD CDOR	CAD	1,400,000	09/21/2032	Semi-Annually	—	4,787	4,787
3.58%	3 Month CAD CDOR	CAD	1,300,000	09/21/2032	Semi-Annually	—	(1,043)	(1,043)
3 Month CAD CDOR	3.15%	CAD	3,078,000	09/21/2032	Semi-Annually	(652)	(84,330)	(83,678)
3 Month CAD CDOR	3.49%	CAD	1,570,000	09/21/2032	Semi-Annually	—	(8,202)	(8,202)
3 Month CAD CDOR	3.55%	CAD	800,000	09/21/2032	Semi-Annually	—	(1,343)	(1,343)
3 Month CAD CDOR	3.58%	CAD	11,400,000	09/21/2032	Semi-Annually	(21,799)	6,575	28,374
CHF - SARON - OIS - COMPOUND	1.27%	CHF	11,777,000	09/21/2032	Semi-Annually	25,482	(494,102)	(519,584)
CHF - SARON - OIS - COMPOUND	1.27%	CHF	800,000	09/21/2032	Semi-Annually	—	(34,175)	(34,175)
CHF - SARON - OIS - COMPOUND	1.64%	CHF	7,510,000	09/21/2032	Annually	—	(54,144)	(54,144)
CHF - SARON - OIS - COMPOUND	1.64%	CHF	920,000	09/21/2032	Annually	—	(6,808)	(6,808)
CHF - SARON - OIS - COMPOUND	1.70%	CHF	510,000	09/21/2032	Annually	(305)	(854)	(549)
2.13%	CHF - SARON - OIS - COMPOUND	CHF	2,150,000	09/21/2032	Semi-Annually	—	(85,471)	(85,471)
1.77%	CHF - SARON - OIS - COMPOUND	CHF	640,000	09/21/2032	Semi-Annually	—	(3,205)	(3,205)
1.60%	CHF - SARON - OIS - COMPOUND	CHF	1,490,000	09/21/2032	Semi-Annually	—	16,005	16,005
1.54%	CHF - SARON - OIS - COMPOUND	CHF	420,000	09/21/2032	Semi-Annually	—	6,756	6,756
1.63%	CHF - SARON - OIS - COMPOUND	CHF	800,000	09/21/2032	Semi-Annually	—	6,188	6,188
1.17%	CHF - SARON - OIS - COMPOUND	CHF	2,000,000	09/21/2032	Semi-Annually	—	104,051	104,051
1.73%	CHF - SARON - OIS - COMPOUND	CHF	900,000	09/21/2032	Semi-Annually	—	(1,501)	(1,501)

See accompanying notes to the financial statements.	28

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
EUR - EuroSTR - COMPOUND	1.43%	EUR	800,000	09/21/2032	Annually	—	(49,056)	(49,056)
EUR - EuroSTR - COMPOUND	1.44%	EUR	11,073,000	09/21/2032	Annually	37,353	(672,421)	(709,774)
EUR - EuroSTR - COMPOUND	1.49%	EUR	700,000	09/21/2032	Annually	—	(39,632)	(39,632)
EUR - EuroSTR - COMPOUND	1.49%	EUR	700,000	09/21/2032	Annually	—	(39,120)	(39,120)
EUR - EuroSTR - COMPOUND	1.49%	EUR	700,000	09/21/2032	Annually	—	(39,216)	(39,216)
EUR - EuroSTR - COMPOUND	1.71%	EUR	800,000	09/21/2032	Annually	—	(29,112)	(29,112)
EUR - EuroSTR - COMPOUND	1.76%	EUR	700,000	09/21/2032	Annually	—	(22,213)	(22,213)
EUR - EuroSTR - COMPOUND	1.90%	EUR	1,040,000	09/21/2032	Annually	—	(19,422)	(19,422)
EUR - EuroSTR - COMPOUND	2.00%	EUR	760,000	09/21/2032	Annually	—	(7,288)	(7,288)
EUR - EuroSTR - COMPOUND	2.21%	EUR	674,194	09/21/2032	Annually	—	6,279	6,279
EUR - EuroSTR - COMPOUND	2.32%	EUR	685,806	09/21/2032	Annually	—	13,151	13,151
2.25%	EUR - EuroSTR - COMPOUND	EUR	550,000	09/21/2032	Annually	—	(7,056)	(7,056)
1.81%	EUR - EuroSTR - COMPOUND	EUR	4,610,000	09/21/2032	Annually	4,019	125,452	121,433
1.82%	EUR - EuroSTR - COMPOUND	EUR	800,000	09/21/2032	Annually	(786)	20,821	21,607
1.51%	EUR - EuroSTR - COMPOUND	EUR	1,600,000	09/21/2032	Annually	—	87,446	87,446
1.46%	EUR - EuroSTR - COMPOUND	EUR	2,200,000	09/21/2032	Annually	—	129,680	129,680
1.83%	EUR - EuroSTR - COMPOUND	EUR	1,000,000	09/21/2032	Annually	—	25,387	25,387
2.09%	EUR - EuroSTR - COMPOUND	EUR	900,000	09/21/2032	Annually	—	1,603	1,603
GBP - SONIA - COMPOUND	1.89%	GBP	1,200,000	09/21/2032	Annually	—	(128,886)	(128,886)
GBP - SONIA - COMPOUND	2.15%	GBP	1,300,000	09/21/2032	Annually	—	(107,131)	(107,131)
GBP - SONIA - COMPOUND	2.18%	GBP	900,000	09/21/2032	Annually	—	(70,948)	(70,948)
GBP - SONIA - COMPOUND	2.25%	GBP	1,180,000	09/21/2032	Annually	—	(85,097)	(85,097)
GBP - SONIA - COMPOUND	2.44%	GBP	400,000	09/21/2032	Annually	—	(21,514)	(21,514)
GBP - SONIA - COMPOUND	2.46%	GBP	1,200,000	09/21/2032	Annually	—	(61,661)	(61,661)
GBP - SONIA - COMPOUND	2.58%	GBP	670,000	09/21/2032	Annually	—	(26,579)	(26,579)
GBP - SONIA - COMPOUND	2.74%	GBP	660,000	09/21/2032	Annually	—	(16,381)	(16,381)
2.26%	GBP - SONIA - COMPOUND	GBP	5,240,000	09/21/2032	Annually	(7,177)	374,292	381,469
2.56%	GBP - SONIA - COMPOUND	GBP	310,000	09/21/2032	Annually	—	13,164	13,164
2.18%	GBP - SONIA - COMPOUND	GBP	190,000	09/21/2032	Annually	684	15,061	14,377
2.09%	GBP - SONIA - COMPOUND	GBP	9,491,000	09/21/2032	Annually	1,011	836,100	835,089
2.93%	GBP - SONIA - COMPOUND	GBP	800,000	09/21/2032	Annually	—	4,760	4,760
4.13%	3 Month NZD Bank Bill Rate	NZD	7,540,000	09/21/2032	Quarterly	—	(498)	(498)
4.17%	3 Month NZD Bank Bill Rate	NZD	1,960,000	09/21/2032	Quarterly	1,607	(4,160)	(5,767)
4.06%	3 Month NZD Bank Bill Rate	NZD	1,930,000	09/21/2032	Quarterly	—	6,068	6,068
3.94%	3 Month NZD Bank Bill Rate	NZD	2,300,000	09/21/2032	Quarterly	—	21,304	21,304

29	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.99%	3 Month NZD Bank Bill Rate	NZD	2,200,000	09/21/2032	Quarterly	—	14,420	14,420
3 Month NZD Bank Bill Rate	3.63%	NZD	3,000,000	09/21/2032	Quarterly	—	(74,433)	(74,433)
3 Month NZD Bank Bill Rate	3.80%	NZD	2,053,000	09/21/2032	Quarterly	—	(33,432)	(33,432)
3 Month NZD Bank Bill Rate	4.21%	NZD	3,050,000	09/21/2032	Quarterly	—	12,287	12,287
3 Month NZD Bank Bill Rate	4.55%	NZD	2,690,000	09/21/2032	Quarterly	—	57,383	57,383
3 Month SEK STIBOR	2.63%	SEK	9,000,000	09/21/2032	Quarterly	—	(14,451)	(14,451)
3 Month SEK STIBOR	2.71%	SEK	14,000,000	09/21/2032	Quarterly	—	(12,540)	(12,540)
3 Month SEK STIBOR	2.77%	SEK	11,000,000	09/21/2032	Quarterly	—	(5,167)	(5,167)
3 Month SEK STIBOR	2.83%	SEK	22,000,000	09/21/2032	Quarterly	—	734	734
3 Month SEK STIBOR	2.85%	SEK	5,434,000	09/21/2032	Quarterly	(1,585)	1,249	2,834
3 Month SEK STIBOR	2.87%	SEK	9,000,000	09/21/2032	Quarterly	—	3,075	3,075
3 Month SEK STIBOR	2.89%	SEK	27,000,000	09/21/2032	Quarterly	—	14,703	14,703
2.62%	3 Month SEK STIBOR	SEK	15,800,000	09/21/2032	Quarterly	—	25,434	25,434
2.77%	3 Month SEK STIBOR	SEK	16,900,000	09/21/2032	Quarterly	(4,744)	7,253	11,997
2.65%	3 Month SEK STIBOR	SEK	20,200,000	09/21/2032	Quarterly	—	29,156	29,156
2.48%	3 Month SEK STIBOR	SEK	14,100,000	09/21/2032	Quarterly	—	38,943	38,943
2.59%	3 Month SEK STIBOR	SEK	38,400,000	09/21/2032	Quarterly	—	73,342	73,342
2.51%	3 Month SEK STIBOR	SEK	14,000,000	09/21/2032	Quarterly	—	35,827	35,827
2.42%	3 Month SEK STIBOR	SEK	23,000,000	09/21/2032	Quarterly	—	74,721	74,721
2.23%	3 Month SEK STIBOR	SEK	17,000,000	09/21/2032	Quarterly	—	81,437	81,437
2.35%	3 Month SEK STIBOR	SEK	15,000,000	09/21/2032	Quarterly	—	58,164	58,164
2.24%	3 Month SEK STIBOR	SEK	22,000,000	09/21/2032	Quarterly	—	104,497	104,497
2.39%	3 Month SEK STIBOR	SEK	9,000,000	09/21/2032	Quarterly	—	31,685	31,685
2.85%	3 Month SEK STIBOR	SEK	4,000,000	09/21/2032	Quarterly	1,169	(913)	(2,082)
3 Month SEK STIBOR	3.03%	SEK	70,941,000	09/21/2032	Quarterly	42,504	119,793	77,289
3 Month SEK STIBOR	3.12%	SEK	8,200,000	09/21/2032	Quarterly	11,039	19,769	8,730
USD - SOFR - COMPOUND	2.56%	USD	1,300,000	09/21/2032	Semi-Annually	—	(41,763)	(41,763)
USD - SOFR - COMPOUND	2.57%	USD	900,000	09/21/2032	Semi-Annually	—	(28,796)	(28,796)
USD - SOFR - COMPOUND	2.58%	USD	1,900,000	09/21/2032	Semi-Annually	—	(57,930)	(57,930)
USD - SOFR - COMPOUND	2.61%	USD	1,100,000	09/21/2032	Semi-Annually	—	(30,982)	(30,982)
USD - SOFR - COMPOUND	2.63%	USD	660,000	09/21/2032	Semi-Annually	—	(17,311)	(17,311)
USD - SOFR - COMPOUND	2.77%	USD	2,190,000	09/21/2032	Semi-Annually	—	(31,049)	(31,049)
USD - SOFR - COMPOUND	2.78%	USD	2,700,000	09/21/2032	Semi-Annually	—	(36,652)	(36,652)
USD - SOFR - COMPOUND	2.79%	USD	1,400,000	09/21/2032	Semi-Annually	—	(18,101)	(18,101)
USD - SOFR - COMPOUND	3.02%	USD	1,250,000	09/21/2032	Semi-Annually	—	9,232	9,232
USD - SOFR - COMPOUND	3.03%	USD	630,000	09/21/2032	Semi-Annually	3,970	4,827	857
USD - SOFR - COMPOUND	3.06%	USD	3,210,000	09/21/2032	Semi-Annually	—	33,378	33,378
USD - SOFR - COMPOUND	3.12%	USD	1,720,000	09/21/2032	Semi-Annually	—	27,064	27,064

See accompanying notes to the financial statements.	30

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.18%	USD - SOFR - COMPOUND	USD	710,000	09/21/2032	Semi-Annually	—	(14,533)	(14,533)
2.64%	USD - SOFR - COMPOUND	USD	460,000	09/21/2032	Semi-Annually	(1,210)	11,787	12,997
2.57%	USD - SOFR - COMPOUND	USD	650,000	09/21/2032	Semi-Annually	—	20,546	20,546
2.68%	USD - SOFR - COMPOUND	USD	1,710,000	09/21/2032	Semi-Annually	—	38,080	38,080
2.80%	USD - SOFR - COMPOUND	USD	18,650,000	09/21/2032	Semi-Annually	(34,603)	221,065	255,668
2.83%	USD - SOFR - COMPOUND	USD	800,000	09/21/2032	Semi-Annually	(113)	7,417	7,530
2.88%	USD - SOFR - COMPOUND	USD	600,000	09/21/2032	Semi-Annually	—	3,187	3,187
3.56%	3 Month CAD CDOR	CAD	1,500,000	12/21/2032	Semi-Annually	—	668	668
EUR - EuroSTR - COMPOUND	2.17%	EUR	700,000	12/21/2032	Annually	—	1,373	1,373
3.00%	GBP - SONIA - COMPOUND	GBP	600,000	12/21/2032	Annually	—	(400)	(400)
2.96%	GBP - SONIA - COMPOUND	GBP	1,300,000	12/21/2032	Annually	—	3,118	3,118
2.89%	USD - SOFR - COMPOUND	USD	1,700,000	12/21/2032	Semi-Annually	—	5,570	5,570

						$135,495	$268,627	$133,132

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2022.
(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

31	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Debt Obligations	92.4%
Short-Term Investments	2.8
Swap Contracts	2.6
Mutual Funds	1.2
Forward Currency Contracts	0.0	^
Written Options	(0.0	)^
Futures Contracts	(0.0	)^
Other	1.0

	100.0%

Industry Sector Summary	% of Debt Obligations

Commercial Mortgage-Backed Securities	23.4%
Collateralized Loan Obligations	18.2
Student Loans - Private	13.9
U.S. Government	11.4
Residential Mortgage-Backed Securities — Other	7.5
Small Balance Commercial Mortgages	7.4
Student Loans - Federal Family Education Loan Program	5.6
Residential Mortgage-Backed Securities — Prime	4.0
Residential Mortgage-Backed Securities — Alt-A	3.2
Residential Mortgage-Backed Securities — Subprime	2.2
Residential Mortgage-Backed Securities — Performing Loans	1.6
U.S. Government Agency	0.9
Corporate Debt	0.4
CMBS Collateralized Debt Obligations	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

32

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 92.4%

	Asset-Backed Securities — 81.4%
	CMBS Collateralized Debt Obligations — 0.2%
8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	1,803,060
562,379	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	507,065

	Total CMBS Collateralized Debt Obligations	2,310,125

	Collateralized Loan Obligations — 17.0%
4,000,000	AMMC CLO 24 Ltd., Series 21-24A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 3.90%, due 01/20/35	3,881,116
10,000,000	Ballyrock CLO 15 Ltd., Series 21-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 3.57%, due 04/15/34	9,693,070
6,093,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.83%, due 01/20/30	5,988,627
4,075,000	Crown City CLO III, Series 21-1A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.88%, due 07/20/34	3,950,268
4,550,000	Fort Washington CLO Ltd., Series 21-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 3.93%, due 10/20/34	4,432,310
7,101,886	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 3.78%, due 01/21/28	7,038,750
863,095	Halcyon Loan Advisors Funding Ltd., Series 14-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.50%, 6.29%, due 04/28/25	840,061
170,515	Hull Street CLO Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.70%, 5.44%, due 10/18/26	170,246
5,718,682	JFIN CLO Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 5.94%, due 10/17/26	5,356,118
4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 5.06%, due 07/20/28	4,190,093
3,000,000	JFIN CLO Ltd., Series 16-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.40%, 6.17%, due 10/27/28	2,879,766
1,493,337	JMP Credit Advisors CLO IV Ltd., Series 17-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.28%, 4.02%, due 07/17/29	1,479,224
6,161,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 3.85%, due 04/22/30	6,038,735
10,000,000	Neuberger Berman CLO XVI-S Ltd., Series 17-16SA, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.04%, 3.55%, due 04/15/34	9,743,590
3,906,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 3.82%, due 04/22/31	3,831,157

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
5,000,000	Oak Hill Credit Partners X-R Ltd., Series 14-10RA, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.04%, 3.75%, due 04/20/34	4,877,095
5,000,000	OFSI BSL VIII Ltd., Series 17-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 4.24%, due 08/16/29	4,815,235
1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	45,309
8,957,960	OZLM VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 3.75%, due 07/17/29	8,846,218
1,991,025	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 3.72%, due 06/22/30	1,970,770
1,262,000	Signal Peak CLO 2 LLC, Series 15-1A, Class BR2, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 4.21%, due 04/20/29	1,227,300
2,000,000	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 5.34%, due 07/17/26	1,987,770
7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 4.22%, due 04/17/28	7,644,812
4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 4.89%, due 04/17/28	4,185,288
7,000,000	THL Credit Wind River CLO Ltd., Series 17-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 3.80%, due 04/18/36	6,768,755
4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.84%, due 07/18/31	4,903,253
3,254,162	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 3.73%, due 10/15/29	3,217,396
9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 4.21%, due 10/20/28	8,665,515
11,935,153	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 3.77%, due 10/20/29	11,785,701
1,360,000	Whitebox CLO II Ltd., Series 20-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 4.00%, due 10/24/34	1,335,063
2,992,071	WhiteHorse VIII Ltd., Series 14-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.45%, 6.23%, due 05/01/26	2,936,350
4,042,250	WhiteHorse X Ltd., Series 15-10A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 5.74%, due 04/17/27	3,875,677
4,453,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 3.76%, due 10/15/31	4,369,312
4,836,411	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.29%, 3.80%, due 04/15/30	4,769,780
962,118	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.46%, due 04/15/29	951,464

33	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
3,474,000	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.45%, 3.96%, due 04/15/29	3,341,359

	Total Collateralized Loan Obligations	162,032,553

	Commercial Mortgage-Backed Securities — 21.8%
10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	9,310,866
11,857,600	Barclays Commercial Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.72%, 3.11%, due 03/15/37	11,303,801
8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	6,295,876
6,327,638	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.42%, 2.86%, due 07/25/36	5,694,228
7,000,000	Benchmark Mortgage Trust, Series 19-B12, Class A5, 3.12%, due 08/15/52	6,425,733
19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	17,151,528
6,550,000	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.65%, 3.04%, due 05/15/38	6,324,681
6,400,000	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 3.24%, due 11/15/38	6,191,988
8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	6,841,624
8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	6,340,874
8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	7,064,190
4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,273,513
9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	7,417,984
6,800,000	Citigroup Commercial Mortgage Trust, Series 19-C7, Class A4, 3.10%, due 12/15/72	6,179,883
3,031,837	Commercial Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.43%, due 07/10/50	2,876,369
4,186,852	Commercial Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	4,104,598
113,312	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 2.63%, due 04/15/37	112,150
89,524	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	89,413

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
5,570,000	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, Variable Rate, 144A, 1 mo. LIBOR + 0.70%, 3.09%, due 11/15/38	5,372,071
4,698,295	FREMF Mortgage Trust, Series 16-KF13, Class B, 144A, Variable Rate, 1 mo. LIBOR + 7.50%, 9.86%, due 11/25/25	4,648,053
3,600,000	Great Wolf Trust, Series 19-WOLF, Class E, 144A, Variable Rate, 1 mo. LIBOR + 2.73%, 5.12%, due 12/15/36	3,420,000
7,000,000	GS Mortgage Securities Corp. Trust, Series 22-SHIP, Class A, Variable Rate, 144A, SOFR + 0.73%, 3.04%, due 08/15/36	6,889,805
10,000,000	GS Mortgage Securities Trust, Series 21-GSA3, Class A5, 2.62%, due 12/15/54	8,525,172
5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,810,217
146,274	LB Commercial Conduit Mortgage Trust, Series 98-C1, Class K, 144A, 6.30%, due 02/18/30	144,854
204,257	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.52%, due 08/15/36	204,108
528,667	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	530,116
10,000,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	8,358,746
1,982,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	1,843,132
2,248,973	SLIDE, Series 18-FUN, Class E, 144A, Variable Rate, 1 mo. LIBOR + 2.55%, 4.94%, due 06/15/31	2,153,393
5,000,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, Variable Rate, 144A, SOFR + 2.19%, 4.49%, due 05/15/37	4,912,183
5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,119,039
7,933,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,826,872
1,913,195	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,802,960
4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 1.99%, due 11/23/43	4,439,681
3,163,402	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 2.79%, due 03/23/45	3,153,768
3,572,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 2.79%, due 03/23/45	3,321,607
4,317,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	4,151,062

See accompanying notes to the financial statements.	34

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
8,733,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	8,219,411
2,704,000	Wells Fargo Commercial Mortgage Trust, Series 19-C50, Class C, 4.35%, due 05/15/52	2,359,661
1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,383,942

	Total Commercial Mortgage-Backed Securities	207,589,152

	Residential Mortgage-Backed Securities — Other —7.0%
808,465	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 2.72%, due 02/25/36	120,324
17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 2.80%, due 02/25/36	461,042
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	4,299,836
4,757,483	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,443,722
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,400,595
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	482,958
168,364	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 2.76%, due 02/25/37	186,180
3,120,031	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	2,956,983
2,310,670	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,200,989
5,399,766	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	4,900,984
1,045,451	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	931,192
8,545,045	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	7,708,490
701,365	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.94%, due 10/25/34	665,171
2,887,163	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	2,541,142
4,332,782	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, Step Up, 5.59%, due 09/25/35	664,882

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
28,580,324	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 2.70%, due 06/25/36	642,669
9,051,135	Home Loan Trust, Series 06-HI4, Class A4, Step Up, Step Up, 5.72%, due 09/25/36	3,485,124
9,502,778	Home Loan Trust, Series 07-HI1, Class A4, Step Up, Step Up, 0.00, due 03/25/37	2,026,058
3,674,337	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 2.76%, due 03/25/36	317,563
233,422	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.70%, due 02/26/34	205,661
1,341,242	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. LIBOR + 0.98%, 3.42%, due 10/25/33	1,287,032
13,679,319	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 2.64%, due 03/25/36	454,698
7,802,964	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 2.78%, due 03/25/36	259,187
20,803,561	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 2.84%, due 03/25/36	690,811
81,702	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 3.34%, due 08/25/35	403,803
1,065,222	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,017,465
1,203,092	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,162,858
3,671,205	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,448,710
11,814,493	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,407,043
943,435	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	570,931
528,444	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	523,475
1,350,000	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,184,364
4,605,424	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	4,350,225
2,969,845	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	2,576,571

35	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
5,879,920	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	5,616,447

	Total Residential Mortgage-Backed Securities — Other	66,595,185

	Residential Mortgage-Backed Securities — Performing Loans — 1.5%
3,128,101	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	2,797,578
7,237,877	CSMC Mortgage-Backed Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	6,437,244
5,918,472	Verus Securitization Trust, Series 21-8, Class A, 144A, Variable Rate, 1.82%, due 11/25/66	5,256,088

	Total Residential Mortgage-Backed Securities — Performing Loans	14,490,910

	Residential Mortgage-Backed Securities — Prime —3.7%
7,436,793	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1mo. LIBOR + 0.21%, 2.65%, due 10/25/46	4,203,757
581,278	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 5.23%, due 10/25/35	565,481
3,992,142	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,570,392
1,348,302	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.01%, due 12/25/36	1,192,201
919,358	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.01%, due 03/25/37	780,539
7,860,912	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 2.88%, due 04/25/46	6,936,752
1,630,097	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	897,185
93,335	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.10%, due 09/25/35	89,244
4,725,112	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 2.26%, due 05/25/35	3,745,072
805,637	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 3.84%, due 09/25/35	752,025
938,541	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, 12 MTA + 1.25%, 2.11%, due 01/25/47	833,016

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
2,285,899	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 2.89%, due 06/25/35	1,996,716
2,361,406	Washington Mutual Mortgage Pass-Through Certificates, Series 05-10, Class 4CB3, Variable Rate, 1 mo. LIBOR + 0.60%, 3.04%, due 12/25/35	2,216,782
9,255,157	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	8,763,436

	Total Residential Mortgage-Backed Securities — Prime	35,542,598

	Residential Mortgage-Backed Securities — Subprime — 2.1%
1,313,446	Asset Backed Funding Certificates Trust, Series 05-AQ1, Class A5, Step Up, Step Up, 4.40%, due 06/25/35	1,252,060
1,374,213	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.75%, due 05/26/37	1,343,681
9,697,144	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.60%, 3.04%, due 07/25/36	8,835,903
645,334	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 2.58%, due 12/25/36	608,571
1,066,944	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 2.91%, due 11/20/34	1,026,566
2,863,380	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 2.55%, due 09/25/36	2,629,002
973,416	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.50%, 2.69%, due 08/25/37	898,966
3,301,815	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. LIBOR + 0.80%, 3.64%, due 01/25/35	3,057,091

	Total Residential Mortgage-Backed Securities — Subprime	19,651,840

	Residential Mortgage-Backed Securities — Alt-A —2.9%
355,961	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	342,905
2,635,736	Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,488,636
1,626,564	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 3.14%, due 05/25/36	723,957
1,642,375	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 3.14%, due 10/25/36	639,898
1,434,000	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. LIBOR + 0.90%, 3.34%, due 11/25/34	1,413,802

See accompanying notes to the financial statements.	36

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
2,214,092	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.32%, 2.76%, due 01/25/47	1,960,299
2,082,744	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, Step Up, 5.75%, due 10/25/34	1,936,734
3,922,425	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.48%, due 07/25/36	2,397,357
11,281,430	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. LIBOR + 0.32%, 2.76%, due 06/25/36	2,728,473
9,785,087	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 2.50%, due 06/25/47	6,506,143
7,263,421	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.22%, 2.59%, due 07/19/47	6,615,436
190,778	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	188,247

	Total Residential Mortgage-Backed Securities — Alt-A	27,941,887

	Small Balance Commercial Mortgages — 6.9%
3,378,945	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 2.91%, due 08/25/35	3,088,420
1,726,076	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 3.03%, due 01/25/36	1,576,150
1,968,436	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 2.98%, due 04/25/36	1,772,261
867,897	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 3.01%, due 04/25/36	773,989
1,258,200	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 2.79%, due 07/25/36	1,150,500
2,573,664	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%,, 2.86%, due 07/25/36	2,359,320
2,968,891	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 2.82%, due 10/25/36	2,769,653
9,439,223	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.42%,, 2.86%, due 01/25/37	8,576,897
1,718,463	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 2.66%, due 03/25/37	1,571,619
2,704,628	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 2.68%, due 07/25/37	2,442,194
5,775,866	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.71%, due 07/25/37	5,116,018

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
2,073,372	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.94%, due 01/25/38	1,993,873
90,067,912	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.30%, due 05/25/30	4,651,386
21,032,549	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 1.26%, due 03/25/40	985,287
71,275,615	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 1.01%, due 06/25/40	3,228,942
388,260	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 2.97%, due 04/25/31	387,664
2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.44%, due 04/25/31	1,987,298
4,251,301	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 2.84%, due 06/25/37	4,131,609
343,428	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 4.39%, due 10/25/37	341,669
6,221,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 4.39%, due 10/25/37	5,938,848
7,034,378	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	6,585,568
1,831,169	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,582,385
2,974,631	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 2.85%, due 12/27/49	2,883,350

	Total Small Balance Commercial Mortgages	65,894,900

	Student Loans - Federal Family Education Loan Program — 5.3%
5,701,196	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 3.48%, due 01/25/43	5,218,812
3,096,302	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 2.55%, due 03/28/35	2,553,439
8,095,058	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 2.73%, due 06/15/21	7,811,120
17,855,635	SLM Student Loan Trust, Series 08-9, Class A, Variable Rate, 3 mo. LIBOR + 1.50%, 4.28%, due 04/25/23	17,766,657

37	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Federal Family Education Loan Program — continued
7,141,513	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 4.48%, due 07/25/23	7,091,041
9,673,921	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 4.43%, due 07/25/25	9,628,464

	Total Student Loans - Federal Family Education Loan Program	50,069,533

	Student Loans - Private — 13.0%
1,953,857	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 3.58%, due 07/25/34	1,884,323
6,256,706	KeyCorp Student Loan Trust, Series 06-A, Class 2C, Variable Rate, 3 mo. LIBOR + 1.30%, 3.50%, due 12/27/38	5,840,324
4,484,094	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 2.68%, due 12/27/41	4,449,561
686,359	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 3.57%, due 04/28/42	685,053
5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 4.02%, due 07/28/42	5,180,456
45,545	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 2.89%, due 10/15/28	45,505
8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 0.00, due 03/31/38 (a)	2,391,188
3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, 0.00, due 03/25/38 (a)	867,875
7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, 0.00, due 03/25/38 (a)	2,020,625
4,709,326	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.75%, due 05/25/32	4,401,733
3,404,985	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 2.73%, due 01/25/33	3,134,046
11,306,272	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 2.79%, due 03/25/33	10,377,066
4,739,327	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 2.81%, due 06/25/33	4,444,506
16,148,644	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.75%, due 10/25/33	14,684,978
3,493,560	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 2.98%, due 12/26/33	3,320,426
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 0.06%, due 03/25/38 (b)	57,000

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 3.67%, due 03/25/38 (b)	19,000
4,150,626	Navient Student Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,782,511
3,578,337	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	3,222,299
3,938,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 5.90%, due 06/15/32 (a)	3,839,550
5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 3.43%, due 09/15/32	1,747,464
1,950,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 5.88%, due 09/15/32 (a)	1,901,250
4,097,580	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.40%, 2.23%, due 06/15/33	4,001,684
9,080,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 2.26%, due 09/15/33	8,722,332
3,121,655	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 2.12%, due 06/15/39	2,950,656
11,807,396	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 2.16%, due 06/15/39	11,288,653
9,466,778	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. LIBOR + 0.27%, 2.10%, due 12/15/39	8,977,474
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 2.22%, due 12/15/39	2,384,834
6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 3.49%, due 01/25/46	6,664,415

	Total Student Loans - Private	123,286,787

	Total Asset-Backed Securities	775,405,470

	Corporate Debt — 0.4%
	Airlines — 0.4%
2,568,125	American Airlines Class AA Pass-Through Certificates, 3.65%, due 02/15/29	2,346,925
1,457,331	American Airlines Class AA Pass-Through Certificates, 3.35%, due 04/15/31	1,295,760

	Total Airlines	3,642,685

	Total Corporate Debt	3,642,685

	U.S. Government — 9.9%
1,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.93%, due 07/31/23	1,801,768
47,400,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 10/31/23	47,436,819

See accompanying notes to the financial statements.	38

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued
7,500,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 2.83%, due 04/30/24	7,483,828
38,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24 (c)	37,949,646

	Total U.S. Government	94,672,061

	U.S. Government Agency — 0.7%
705,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR - 0.02%, 0.00%, due 07/01/23 (a)	702,221
2,468,750	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - 0.02%, 2.30%, due 02/01/25 (a)	2,444,062
3,375,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 2.46%, due 10/29/26 (a)	3,341,250

	Total U.S. Government Agency	6,487,533

	TOTAL DEBT OBLIGATIONS (COST $969,548,023)	880,207,749

	MUTUAL FUNDS — 1.2%

	United States — 1.2%
	Affiliated Issuers — 1.2%
2,183,242	GMO U.S. Treasury Fund	10,894,379

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,894,379

	SHORT-TERM INVESTMENTS — 2.8%

	U.S. Government Agency — 2.6%
20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.33%, due 11/25/22	20,000,278
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 2.32%, due 12/02/22	5,000,265

	Total U.S. Government Agency	25,000,543

	Money Market Funds — 0.2%
1,988,492	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (d)	1,988,492

	TOTAL SHORT-TERM INVESTMENTS (COST $26,988,492)	26,989,035

	TOTAL INVESTMENTS — 96.4% (Cost $1,007,540,056)	918,091,163

	Other Assets and Liabilities (net) — 3.6%	34,209,500

	TOTAL NET ASSETS — 100.0%	$952,300,663

39	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)

10/18/2022	SSB	EUR 4,909,300	USD 5,005,517	$56,730

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
585	U.S. Treasury Note 2 Yr. (CBT)	December 2022	121,871,954	(194,909)
455	U.S. Treasury Note 5 Yr. (CBT)	December 2022	50,423,242	(216,810)
70	U.S. Treasury Ultra 10 Yr. (CBT)	December 2022	8,763,125	(78,162)
			$181,058,321	$(489,881)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
172	U.S. Treasury Note 10 Yr. (CBT)	December 2022	$20,107,875	$76,166

+ Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

				Principal/
		Exercise	Expiration	Notional	Floating	Pay/Receive	Value
Description	Counterparty	Rate	Date	Amount	Rate Index	Floating Rate	($)

Written Options on Credit Default Swaps – Puts
CDX.NA.IG.S38	BCLY	1.05%	11/16/22	USD (71,000,000)	Fixed Spread	Pay	(257,692)
					TOTAL WRITTEN OPTIONS
						(Premiums $99,400)	$(257,692)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
ITRAXX.XO.36.V1	EUR 16,780,000	5.00%	5.57%	N/A	12/20/2026	Quarterly	(597,455)	331,696	929,151
CDX.NA.HYS.37.V2	USD 13,355,100	5.00%	4.97%	N/A	12/20/2026	Quarterly	(741,208)	(8,948)	732,260

See accompanying notes to the financial statements.	40

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CDX.NA.IGS.38.V1	USD	65,535,000	1.00%	0.92%	N/A	06/20/2027	Quarterly	(889,110)	(218,559)	670,551

								$(2,227,773)	$104,189	$2,331,962

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.29	JPM	USD	870,000	5.00%	1.35%	N/A	12/20/2022	Quarterly	(51,765)	(9,695)	42,070
CDX.NA.HYS.29	JPM	USD	6,425,250	5.00%	1.35%	N/A	12/20/2022	Quarterly	(282,711)	(71,598)	211,113
CDX.NA.HYS.29	MORD	USD	3,450,800	5.00%	1.35%	N/A	12/20/2022	Quarterly	(188,414)	(38,453)	149,961
Navient Corp.	BCLY	USD	2,082,800	5.00%	1.60%	N/A	12/20/2022	Quarterly	(160,627)	(21,583)	139,044
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.60%	N/A	12/20/2022	Quarterly	(264,646)	(35,597)	229,049
Navient Corp.	GS	USD	2,700,000	5.00%	1.60%	N/A	12/20/2022	Quarterly	(277,471)	(27,979)	249,492
Navient Corp.	GS	USD	4,050,000	5.00%	1.60%	N/A	12/20/2022	Quarterly	(421,122)	(41,968)	379,154
CDX.NA.HYS.31.V1-5Y	CITI	USD	3,941,000	5.00%	6.44%	N/A	12/20/2023	Quarterly	(15,370)	71,417	86,787
CDX.NA.HYS.31.V1-5Y	CITI	USD	4,025,000	5.00%	6.44%	N/A	12/20/2023	Quarterly	41,458	72,939	31,481
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	7.03%	N/A	01/17/2047	Monthly	89,177	74,921	(14,256)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	7.03%	N/A	01/17/2047	Monthly	156,358	149,842	(6,516)
CMBX.NA.AA.7	GS	USD	5,000,000	1.50%	2.87%	N/A	01/17/2047	Monthly	7,975	73,619	65,644
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	1.15%	N/A	01/17/2047	Monthly	47,352	7,358	(39,994)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	1.15%	N/A	01/17/2047	Monthly	(119,899)	12,427	132,326
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	1.15%	N/A	01/17/2047	Monthly	197,705	27,242	(170,463)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	1.15%	N/A	01/17/2047	Monthly	112,812	7,187	(105,625)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	1.15%	N/A	01/17/2047	Monthly	205,782	21,675	(184,107)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.75%	N/A	11/18/2054	Monthly	(6,041)	45,090	51,131
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.75%	N/A	11/18/2054	Monthly	(63,740)	52,146	115,886
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.75%	N/A	11/18/2054	Monthly	(67,279)	52,129	119,408
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.75%	N/A	11/18/2054	Monthly	(61,371)	52,129	113,500
CMBX.NA.BBB-.11	GS	USD	3,064,050	3.00%	6.00%	N/A	11/18/2054	Monthly	116,418	374,082	257,664
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.54%	N/A	10/17/2057	Monthly	247,717	6,909	(240,808)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.99%	N/A	10/17/2057	Monthly	73,095	(2,441)	(75,536)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.99%	N/A	10/17/2057	Monthly	140,432	(929)	(141,361)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	11.84%	N/A	10/17/2057	Monthly	216,864	228,294	11,430
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	11.84%	N/A	10/17/2057	Monthly	400,908	667,809	266,901
CMBX.NA.BBB-.9	CGMI	USD	425,200	3.00%	9.47%	N/A	09/17/2058	Monthly	118,565	70,219	(48,346)
CMBX.NA.BBB-.9	CGMI	USD	1,500,000	3.00%	9.47%	N/A	09/17/2058	Monthly	175,119	247,716	72,597
CMBX.NA.BBB-.9	CGMI	USD	2,500,000	3.00%	9.47%	N/A	09/17/2058	Monthly	290,110	412,859	122,749
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	9.47%	N/A	09/17/2058	Monthly	517,160	704,008	186,848
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	9.47%	N/A	09/17/2058	Monthly	584,727	845,008	260,281

41	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.84%	N/A	08/17/2061	Monthly	(61,732)	121,121	182,853
CMBX.NA.BBB-.12	GS	USD	2,949,240	3.00%	5.99%	N/A	08/17/2061	Monthly	116,575	407,219	290,644
CMBX.NA.AA.6	GS	USD	4,703,648	1.50%	10.22%	N/A	05/11/2063	Monthly	34,885	70,362	35,477
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	140.23%	N/A	05/11/2063	Monthly	1,357,351	681,763	(675,588)
CMBX.NA.BB.13	GS	USD	1,860,000	5.00%	10.02%	N/A	12/16/2072	Monthly	182,990	429,349	246,359
CMBX.NA.BB.14	GS	USD	1,360,000	5.00%	8.93%	N/A	12/16/2072	Monthly	75,915	270,970	195,055
CMBX.NA.BB.14	GS	USD	3,140,000	5.00%	8.93%	N/A	12/16/2072	Monthly	175,274	625,623	450,349
CMBX.NA.BB.14	MSCI	USD	4,235,000	5.00%	8.93%	N/A	12/16/2072	Monthly	427,602	843,794	416,192
CMBX.NA.BBB-.13	CGMI	USD	2,000,000	3.00%	5.99%	N/A	12/16/2072	Monthly	286,083	312,043	25,960
CMBX.NA.BBB-.13	GS	USD	273,500	3.00%	5.99%	N/A	12/16/2072	Monthly	16,840	42,672	25,832
CMBX.NA.BBB-.13	GS	USD	1,800,000	3.00%	5.99%	N/A	12/16/2072	Monthly	66,662	280,839	214,177
CMBX.NA.BBB-.13	MORD	USD	4,982,250	3.00%	5.99%	N/A	12/16/2072	Monthly	674,981	777,339	102,358
Sell Protection^:
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.28%	5,115,600 USD	12/20/2022	Quarterly	742,274	73,686	(668,588)
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	0.28%	4,264,000 USD	12/20/2022	Quarterly	644,717	61,420	(583,297)
CDX.NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	0.28%	5,994,100 USD	12/20/2022	Quarterly	229,274	86,341	(142,933)
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	1.49%	1,187,000 USD	12/20/2023	Quarterly	293,765	128,667	(165,098)
CDX.NA.HYS.31.V14-5Y	CITI	USD	4,657,000	5.00%	1.49%	1,928,000 USD	12/20/2023	Quarterly	492,478	209,073	(283,405)
CDX.NA.HYS.31.V14-5Y	CITI	USD	8,050,000	5.00%	1.49%	3,560,000 USD	12/20/2023	Quarterly	539,350	361,400	(177,950)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,598,036	5.00%	0.55%	4,388,727 USD	12/20/2024	Quarterly	1,827,631	1,026,194	(801,437)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,394,872	5.00%	0.55%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	1,006,522	(698,237)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,800,896	5.00%	0.55%	2,800,895 USD	12/20/2024	Quarterly	482,034	271,207	(210,827)
CDX.NA.HYS.33.V1-5Y	GS	USD	25,937,869	5.00%	0.55%	25,937,869 USD	12/20/2024	Quarterly	5,736,853	2,511,530	(3,225,323)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,201,343	5.00%	0.55%	4,201,343 USD	12/20/2024	Quarterly	444,572	406,810	(37,762)
CDX.NA.HYS.35	GS	USD	6,643,000	5.00%	2.70%	2,225,000 USD	12/20/2025	Quarterly	396,845	470,377	73,532
CDX.NA.HYS.35.V1-5Y	MSCI	USD	4,810,000	5.00%	6.00%	2,160,000 USD	12/20/2025	Quarterly	353,535	(142,460)	(495,995)
CDX.NA.HYS.37	GS	USD	33,720,000	5.00%	1.01%	11,125,000 USD	12/20/2026	Quarterly	6,308,637	5,063,207	(1,245,430)
ITRAXX.XO.36 35	MSCI	EUR	33,560,000	5.00%	1.55%	13,350,000 EUR	12/20/2026	Quarterly	5,830,388	4,283,850	(1,546,538)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	3.26%	1,112,500 USD	09/17/2058	Monthly	(74,374)	(88,055)	(13,681)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	3.26%	4,158,800 USD	09/17/2058	Monthly	54,550	(146,481)	(201,031)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.51%	4,610,000 USD	11/17/2059	Monthly	68,960	(3,496)	(72,456)

See accompanying notes to the financial statements.	42

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.AAA.13	GS	USD	2,825,000	0.50%	0.70%	1,730,000 USD	12/16/2072	Monthly	6,410	(34,327)	(40,737)

									$31,195,362	$24,435,341	$(6,760,021)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).
(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

43	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary	% of Total Net Assets

Short-Term Investments	100.0%
Other	0.0^

100.0%

^	Rounds to 0.0%.

44

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 100.0%
	U.S. Government — 68.4%
13,950,000	U.S. Treasury Note, 0.13%, due 01/31/23	13,774,535
42,500,000	U.S. Treasury Note, 0.13%, due 03/31/23	41,741,309
46,500,000	U.S. Treasury Note, 0.25%, due 06/15/23	45,359,297
22,700,000	U.S. Treasury Note, 0.13%, due 08/15/23	21,987,965
10,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 10/31/23	10,007,768
57,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 2.83%, due 04/30/24	56,877,092
25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24	24,966,872

	Total U.S. Government	214,714,838

	U.S. Government Agency — 17.5%
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 2.36%, due 11/10/22	5,000,323
20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.33%, due 11/25/22	20,000,278
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 2.32%, due 12/02/22	5,000,265
15,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.32%, due 01/19/23	14,999,803
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.02%, 2.31%, due 03/15/23	4,998,999
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 2.32%, due 06/07/23	5,000,142

	Total U.S. Government Agency	54,999,810

	Repurchase Agreements — 14.0%
4,016,163	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/22, maturing on 09/01/22 with a maturity value of $4,016,410 and an effective yield of 2.22%, collateralized by a U.S. Treasury Note with maturity date 01/31/23 and a market value of $4,098,125.	4,016,163
40,071,832	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/22, maturing on 09/01/22 with a maturity value of $40,074,337 and an effective yield of 2.25%, collateralized by a U.S. Treasury Note with maturity date 01/31/23 and a market value of $40,889,625.	40,071,832

	Total Repurchase Agreements	44,087,995

Shares	Description	Value ($)

	Money Market Funds — 0.1%
259,308	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 2.10% (a)	259,308

	TOTAL SHORT-TERM INVESTMENTS (COST $315,173,394)	314,061,951

	TOTAL INVESTMENTS — 100.0% (Cost $315,173,394)	314,061,951

	Other Assets and Liabilities (net) — (0.0)%	(94,518)

	TOTAL NET ASSETS — 100.0%	$313,967,433

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

45	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2022 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDI - Certificado de Deposito Interbancario

CDOR - Canadian Dollar Offering Rate

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

EuroSTR - Euro Short-Term Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDP - Gross Domestic Product

IO - Interest Only

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

TONA - Tokyo Overnight Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2022, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC	JPM - JPMorgan Chase Bank, N.A.
BOA - Bank of America, N.A.	MORD - Morgan Stanley Capital
CGMI - Citigroup Global Markets Inc.	Services LLC
CITI - Citibank N.A.	MSCI - Morgan Stanley & Co.
CSI - Credit Suisse International	International PLC
DB - Deutsche Bank AG	SSB - State Street Bank and Trust Company
GS - Goldman Sachs International

Currency Abbreviations:
AUD - Australian Dollar	MXN - Mexico Peso
BRL - Brazil Real	NOK - Norway Krone
CAD - Canada Dollar	NZD - New Zealand Dollar
CHF - Switzerland Franc	PEN - Peru Nuevo Sol
CLP - Chile Peso	PHP - Philippines Peso
COP - Colombia Peso	PLN - Poland Zloty
CZK - Czech Republic Koruna	RON - Romania New Leu
EUR - Euro	SEK - Sweden Krona
GBP - United Kingdom Pound	SGD - Singapore Dollar
HUF - Hungary Forint	THB - Thailand Baht
IDR - Indonesia Rupiah	TRY - Turkish Lira
ILS - Israel Shekel	TWD - Taiwan New Dollar
INR - Indian Rupee	USD - United States Dollar
JPY - Japan Yen	ZAR - South Africa Rand
KRW - Korean Won

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited)

	Asset	Emerging
	Allocation	Country	High Yield
	Bond Fund	Debt Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$19	$74,042,340	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	21,637,556	3,065,326,675	271,068,760
Repurchase agreements, at value (Note 2)(c)	—	—	42,082,870
Foreign currency, at value (Note 2)	—	1,031,541	—
Cash	—	6,081,938	—
Receivable for investments sold	—	15,867,268	—
Receivable for Fund shares sold	—	28,000,248	—
Receivable for closed swap contracts (Note 4)	—	938,404	—
Dividends and interest receivable	60,972	56,152,452	882,324
Unrealized appreciation on open forward currency contracts (Note 4)	—	14,293,886	1,520,979
Receivable for variation margin on open cleared swap contracts (Note 4)	—	1,273,845	—
Due from broker (Note 2)	—	39,917,380	10,173,538
Receivable for open OTC swap contracts (Note 4)	—	31,018,769	1,395,612
Interest receivable for open OTC swap contracts (Note 4)	—	98,660	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	11,506	—	—
Receivable for options (Note 4)(d)	—	278,953	—
Miscellaneous receivable	—	1,763	—

Total assets	21,710,053	3,334,324,122	327,124,083

Liabilities:
Payable for investments purchased	—	5,726,228	—
Payable for Fund shares repurchased	—	28,000,000	111,785
Payable for recoupment of past waived and/or reimbursed fees (Note 5)	—	—	3,544
Payable to affiliate for (Note 5):
Management fee	4,712	991,787	96,381
Shareholder service fee	1,037	271,349	15,146
Payable for variation margin on open futures contracts (Note 4)	—	—	27,454
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	10,372,605
Unrealized depreciation on open forward currency contracts (Note 4)	—	541,498	—
Interest payable for open OTC swap contracts (Note 4)	—	978,299	524,016
Payable for open OTC swap contracts (Note 4)	—	14,993,712	2,056,762
Payable for reverse repurchase agreements (Note 2)	—	1,602,491	—
Payable to Trustees and related expenses	475	25,323	478
Accrued expenses	59,968	467,281	64,199

Total liabilities	66,192	53,597,968	13,272,370

Net assets	$21,643,861	$3,280,726,154	$313,851,713

(a) Cost of investments – affiliated issuers:	$19	$74,296,430	$—
(b) Cost of investments – unaffiliated issuers:	$23,791,890	$4,506,126,260	$275,355,877
(c) Cost of investments – repurchase agreements:	$—	$—	$42,082,870
(e) Cost of foreign currency:	$—	$1,049,046	$—
(d) Premiums on options:	$—	$5,667,482	$—

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Asset	Emerging
	Allocation	Country	High Yield
	Bond Fund	Debt Fund	Fund
Net assets consist of:
Paid-in capital	$71,702,726	$5,017,594,729	$323,839,175
Distributable earnings (accumulated loss)	(50,058,865)	(1,736,868,575)	(9,987,462)

	$21,643,861	$3,280,726,154	$313,851,713

Net assets attributable to:
Class III	$19,983	$788,520,795	$—

Class IV	$—	$1,326,691,955	$—

Class VI	$21,623,878	$1,165,513,404	$313,851,713

Shares outstanding:
Class III	937	42,400,868	—

Class IV	—	71,464,838	—

Class VI	1,018,298	62,803,782	18,133,567

Net asset value per share:
Class III	$21.33	$18.60	$—

Class IV	$—	$18.56	$—

Class VI	$21.24	$18.56	$17.31

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Multi-Sector	Opportunistic
	Fixed Income	Income	U.S. Treasury
	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$28,569,875	$10,894,379	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	93,897,049	907,196,784	269,973,956
Repurchase agreements, at value (Note 2)(c)	—	—	44,087,995
Cash	46	482,045	50
Receivable for investments sold	15,000,000	29,118,092	—
Receivable for Fund shares sold	—	463,589	—
Receivable for closed swap contracts (Note 4)	1,585	—	—
Dividends and interest receivable	367,517	3,543,703	370,890
Unrealized appreciation on open forward currency contracts (Note 4)	1,114,443	56,730	—
Receivable for variation margin on open cleared swap contracts (Note 4)	44,261	125,464	—
Due from broker (Note 2)	957,487	2,598,838	—
Receivable for variation margin on open futures contracts (Note 4)	—	27,264	—
Receivable for open OTC swap contracts (Note 4)	—	25,100,403	—
Interest receivable for open OTC swap contracts (Note 4)	—	1,646,070	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	28,742	35,541	9,551

Total assets	139,981,005	981,288,902	314,442,442

Liabilities:
Foreign currency due to custodian	84	—	—
Payable for investments purchased	28,667,734	26,489,624	—
Payable for Fund shares repurchased	—	632,409	—
Payable to affiliate for (Note 5):
Management fee	23,859	324,336	660
Shareholder service fee	9,893	94,210	—
Payable for variation margin on open futures contracts (Note 4)	30,688	—	—
Payable for closed swap contracts (Note 4)	1,169	—	—
Dividend payable	—	—	421,514
Unrealized depreciation on open forward currency contracts (Note 4)	705,180	—	—
Interest payable for open OTC swap contracts (Note 4)	—	365,844	—
Payable for open OTC swap contracts (Note 4)	—	665,062	—
Payable to Trustees and related expenses	1,284	5,386	1,477
Written options outstanding, at value (Note 4)(d)	—	257,692	—
Accrued expenses	109,196	153,676	51,358

Total liabilities	29,549,087	28,988,239	475,009

Net assets	$110,431,918	$952,300,663	$313,967,433

(a) Cost of investments – affiliated issuers:	$32,367,720	$11,003,541	$—
(b) Cost of investments – unaffiliated issuers:	$98,607,322	$996,536,515	$271,085,399
(c) Cost of investments – repurchase agreements:	$—	$—	$44,087,995
(d) Premiums on written options:	$—	$99,400	$—

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Multi-Sector	Opportunistic
	Fixed Income	Income	U.S. Treasury
	Fund	Fund	Fund
Net assets consist of:

Paid-in capital	$154,792,833	$1,095,266,182	$316,572,023

Distributable earnings (accumulated loss)	(44,360,915)	(142,965,519)	(2,604,590)

	$110,431,918	$952,300,663	$313,967,433

Net assets attributable to:

Core Class	$—	$—	$313,967,433

Class III	$8,041,863	$4,799,452	$—

Class IV	$102,390,055	$—	$—

Class VI	$—	$338,642,815	$—

Class R6	$—	$197,444,074	$—

Class I	$—	$411,414,322	$—

Shares outstanding:

Core Class	—	—	62,965,848

Class III	466,912	195,250	—

Class IV	5,916,170	—	—

Class VI	—	13,773,175	—

Class R6	—	8,058,632	—

Class I	—	16,767,333	—

Net asset value per share:

Core Class	$—	$—	$4.99

Class III	$17.22	$24.58	$—

Class IV	$17.31	$—	$—

Class VI	$—	$24.59	$—

Class R6	$—	$24.50	$—

Class I	$—	$24.54	$—

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2022 (Unaudited)

	Asset	Emerging
	Allocation	Country	High Yield
	Bond Fund	Debt Fund	Fund
Investment Income:
Interest	$276,457	$121,249,625	$1,968,193
Dividends from unaffiliated issuers	374	62,540	18,795
Dividends from affiliated issuers (Note 10)	56	499,521	—
Other income	—	9,979	—

Total investment income	276,887	121,821,665	1,986,988

Expenses:
Management fee (Note 5)	33,713	6,091,304	410,747
Shareholder service fee – Class III (Note 5)	16	635,197	—
Shareholder service fee – Class IV (Note 5)	—	717,311	—
Shareholder service fee – Class VI (Note 5)	7,411	329,778	64,546
Audit and tax fees	40,848	69,000	34,592
Custodian, fund accounting agent and transfer agent fees	18,472	344,419	25,783
Legal fees	1,380	83,937	2,206
Registration fees	2,875	6,624	460
Trustees’ fees and related expenses (Note 5)	576	78,754	3,677
Interest expense (Note 2)	—	7,526	30
Miscellaneous	1,564	31,187	2,300

Total expenses	106,855	8,395,037	544,341
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(63,640)	—	(3,190)

Net expenses	43,215	8,395,037	541,151

Net investment income (loss)	233,672	113,426,628	1,445,837

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,690,721)	(64,495,699)	(7,394,140)
Investments in affiliated issuers	(93)	—	—
Futures contracts	—	—	(1,463,497)
Options	—	(134,184)	(813,785)
Swap contracts	—	3,521,434	(4,885,040)
Forward currency contracts	—	33,413,769	7,283,235
Foreign currency and foreign currency related transactions	—	(903,609)	219,208

Net realized gain (loss)	(1,690,814)	(28,598,289)	(7,054,019)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,522,169)	(495,747,845)	(3,680,414)
Investments in affiliated issuers	47	(296,763)	—
Futures contracts	—	—	(461,978)
Options	—	87,026	(82,597)
Swap contracts	—	13,272,004	811,756
Forward currency contracts	—	9,510,892	1,302,580
Foreign currency and foreign currency related transactions	—	1,441,856	—

Net change in unrealized appreciation (depreciation)	(1,522,122)	(471,732,830)	(2,110,653)

Net realized and unrealized gain (loss)	(3,212,936)	(500,331,119)	(9,164,672)

Net increase (decrease) in net assets resulting from operations	$(2,979,264)	$(386,904,491)	$(7,718,835)

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2022 (Unaudited) — (Continued)

	Multi-Sector	Opportunistic
	Fixed Income Fund	Income Fund	U.S. Treasury Fund
Investment Income:
Interest	$692,570	$20,271,765	$1,991,834
Dividends from affiliated issuers (Note 10)	310,755	73,498	—
Dividends from unaffiliated issuers	10,283	24,390	6,113

Total investment income	1,013,608	20,369,653	1,997,947

Expenses:
Management fee (Note 5)	145,777	1,967,930	116,632
Shareholder service fee – Class III (Note 5)	6,228	7,534	—
Shareholder service fee – Class IV (Note 5)	54,159	—	—
Shareholder service fee – Class VI (Note 5)	—	99,104	—
Shareholder service fee – Class R6 (Note 5)	—	141,965	—
Shareholder service fee – Class I (Note 5)	—	318,190	—
Audit and tax fees	40,572	56,856	16,744
Custodian, fund accounting agent and transfer agent fees	64,823	300,502	24,444
Legal fees	2,116	15,030	4,981
Registration fees	3,127	40,053	1,196
Trustees’ fees and related expenses (Note 5)	2,032	20,475	5,523
Interest expense (Note 2)	200	479	—
Miscellaneous	1,655	18,985	1,562

Total expenses	320,689	2,987,103	171,082
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(109,040)	(219,930)	(163,536)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(58,460)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(8,213)	—	—

Net expenses	144,976	2,767,173	7,546

Net investment income (loss)	868,632	17,602,480	1,990,401

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(7,718,027)	(5,374,061)	(760,103)
Investments in affiliated issuers	(454,191)	—	—
Realized gain distributions from affiliated issuers (Note 10)	357,581	—	—
Futures contracts	(3,509,771)	3,339,163	—
Written options	—	2,026,399	—
Swap contracts	(495,963)	234,137	—
Forward currency contracts	3,473,112	731,568	—
Foreign currency and foreign currency related transactions	98,723	105,369	—

Net realized gain (loss)	(8,248,536)	1,062,575	(760,103)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,397,479)	(36,103,636)	(718,457)
Investments in affiliated issuers	(1,192,073)	(43,664)	—
Futures contracts	(643,590)	(131,531)	—
Written options	—	(125,075)	—
Swap contracts	432,184	1,174,046	—
Forward currency contracts	942,653	(16,766)	—
Foreign currency and foreign currency related transactions	16,345	(19,187)	—

Net change in unrealized appreciation (depreciation)	(2,841,960)	(35,265,813)	(718,457)

Net realized and unrealized gain (loss)	(11,090,496)	(34,203,238)	(1,478,560)

Net increase (decrease) in net assets resulting from operations	$(10,221,864)	$(16,600,758)	$511,841

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Changes in Net Assets

	Asset		Emerging
	Allocation		Country
	Bond Fund		Debt Fund

	Six Months Ended		Six Months Ended
	August 31, 2022	Year Ended	August 31, 2022	Year Ended
	(Unaudited)	February 28, 2022	(Unaudited)	February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$233,672	$1,103,782	$113,426,628	$238,557,153
Net realized gain (loss)	(1,690,814)	9,714,027	(28,598,289)	42,391,923
Change in net unrealized appreciation (depreciation)	(1,522,122)	(10,233,591)	(471,732,830)	(598,650,728)

Net increase (decrease) in net assets from operations	(2,979,264)	584,218	(386,904,491)	(317,701,652)

Distributions to shareholders:
Class III	—	(300,707)	(20,788,846)	(100,344,029)
Class IV	—	—	(35,473,090)	(220,289,705)
Class VI	(157,978)	(699,355)	(31,025,553)	(98,169,031)*

Total distributions	(157,978)	(1,000,062)	(87,287,489)	(418,802,765)

Net share transactions (Note 9):
Class III	—	(62,140,074)	(38,797,162)	113,189,447
Class IV	—	—	(8,825,135)	(1,395,160,087)
Class VI	(13,237,673)	(19,881,378)	72,362,759	1,516,676,054 *

Increase (decrease) in net assets resulting from net share transactions	(13,237,673)	(82,021,452)	24,740,462	234,705,414

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	386,427	678,088
Class IV	—	—	305,213	1,511,015
Class VI	—	—	269,423	605,125 *

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—	961,063	2,794,229

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(13,237,673)	(82,021,452)	25,701,525	237,499,642

Total increase (decrease) in net assets	(16,374,915)	(82,437,296)	(448,490,455)	(499,004,775)
Net assets:
Beginning of period	38,018,776	120,456,072	3,729,216,609	4,228,221,384

End of period	$21,643,861	$38,018,776	$3,280,726,154	$3,729,216,609

*	Period from July 29, 2021 (commencement of operations) through February 28, 2022.

53	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

			Multi-Sector
	High Yield		Fixed Income
	Fund		Fund
	Six Months Ended		Six Months Ended
	August 31, 2022	Year Ended	August 31, 2022	Year Ended
	(Unaudited)	February 28, 2022	(Unaudited)	February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,445,837	$986,956	$868,632	$2,405,102
Net realized gain (loss)	(7,054,019)	4,454,786	(8,248,536)	(1,528,423)
Change in net unrealized appreciation (depreciation)	(2,110,653)	(3,881,686)	(2,841,960)	(5,325,792)

Net increase (decrease) in net assets from operations	(7,718,835)	1,560,056	(10,221,864)	(4,449,113)

Distributions to shareholders:
Class III	—	—	—	(771,747)
Class IV	—	—	—	(4,376,860)
Class VI	(620,033)	(11,979,726)	—	—

Total distributions	(620,033)	(11,979,726)	—	(5,148,607)

Net share transactions (Note 9):
Class III	—	—	(4,800)	(22,088,583)
Class IV	—	—	(4,321,577)	(8,797,990)
Class VI	237,604,360	460,560	—	—

Increase (decrease) in net assets resulting from net share transactions	237,604,360	460,560	(4,326,377)	(30,886,573)

Total increase (decrease) in net assets	229,265,492	(9,959,110)	(14,548,241)	(40,484,293)
Net assets:
Beginning of period	84,586,221	94,545,331	124,980,159	165,464,452

End of period	$313,851,713	$84,586,221	$110,431,918	$124,980,159

See accompanying notes to the financial statements.	54

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic
	Income		U.S. Treasury
	Fund		Fund
	Six Months Ended		Six Months Ended
	August 31, 2022	Year Ended	August 31, 2022	Year Ended
	(Unaudited)	February 28, 2022	(Unaudited)	February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$17,602,480	$30,121,595	$1,990,401	$400,559
Net realized gain (loss)	1,062,575	7,063,562	(760,103)	(591,117)
Change in net unrealized appreciation (depreciation)	(35,265,813)	(28,564,681)	(718,457)	(560,101)

Net increase (decrease) in net assets from operations	(16,600,758)	8,620,476	511,841	(750,659)

Distributions to shareholders:
Core Class	—	—	(1,990,820)	(700,751)
Class III	(213,391)	(224,578)*	—	—
Class VI	(8,074,012)	(8,572,000)	—	—
Class R6	(4,345,199)	(2,592,002)**	—	—
Class I	(8,906,631)	(8,435,870)	—	—

Total distributions	(21,539,233)	(19,824,450)	(1,990,820)	(700,751)

Net share transactions (Note 9):
Core Class	—	—	57,680,094	(123,236,970)
Class III	(7,034,918)	12,503,177 *	—	—
Class VI	(22,429,866)	(98,588,215)	—	—
Class R6	51,854,533	155,415,258 **	—	—
Class I	(15,826,255)	31,143,682	—	—

Increase (decrease) in net assets resulting from net share transactions	6,563,494	100,473,902	57,680,094	(123,236,970)

Total increase (decrease) in net assets	(31,576,497)	89,269,928	56,201,115	(124,688,380)
Net assets:
Beginning of period	983,877,160	894,607,232	257,766,318	382,454,698

End of period	$952,300,663	$983,877,160	$313,967,433	$257,766,318

*

Period from July 21, 2021 (commencement of operations) through December 28, 2021, when all outstanding shares of the class were redeemed, and February 1, 2022, when the class recommenced operations, to February 28, 2022.

**	Period from May 19, 2021 (commencement of operations) through February 28, 2022.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Statement of Cash Flows —Six Months Ended August 31, 2022

Emerging
Country
Debt Fund
(Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$(386,904,491)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	471,732,830
Net realized (gain) loss	28,598,289
Cost of purchase of investments held long	(580,198,236)
Proceeds from sale of investments held long	483,806,447
Net accretion of discount and amortization of premium	(18,303,923)
Short-term investments, net	43,951,104
Cash flows related to derivative transactions:
Swap contracts	8,733,588
Forward currency contracts	33,413,769
Foreign currency and foreign currency related transactions	538,247
Change in assets and liabilities:
(Increase) decrease in due from broker	(727,064)
(Increase) decrease in dividends and interest receivable	8,082,770
(Increase) decrease in interest receivable for open OTC swap contracts	21,704
(Increase) decrease in receivable for closed swap contracts	(938,404)
(Increase) decrease in miscellaneous receivable	165,404
Increase (decrease) in payable to affiliate for:
Management fee	(76,511)
Shareholder service fee	(25,530)
Increase (decrease) in payable to Trustees and related expenses	10,498
Increase (decrease) in interest payable for OTC swap contracts	227,044
Increase (decrease) in accrued expenses	(111,181)

Net cash provided by (used in) operating activities	91,996,354

Cash flows from financing activities:
Proceeds from shares sold	110,106,200
Shares repurchased	(185,630,822)
Cash distributions paid	(8,673,477)
Purchase premiums and redemption fees	961,063
Increase (decrease) in payable for reverse repurchase agreements	(4,743,511)

Net cash provided by (used in) financing activities	(87,980,547)

Net increase (decrease) in cash	4,015,807
Cash, beginning of period	3,097,672

Cash, end of period	$7,113,479

See accompanying notes to the financial statements.	56

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares

	Six Months Ended August 31,
	2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$23.48		$23.82		$22.66		$21.61		$21.95		$22.15

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.41		0.26		0.55		0.54		0.33
Net realized and unrealized gain (loss)	(2.33)		(0.36)		1.18		1.52		0.18		(0.31)

Total from investment operations	(2.15)		0.05		1.44		2.07		0.72		0.02

Less distributions to shareholders:
From net investment income	—		(0.39)		(0.28)		(1.02)		(1.06)		(0.22)

Total distributions	—		(0.39)		(0.28)		(1.02)		(1.06)		(0.22)

Net asset value, end of period	$21.33		$23.48		$23.82		$22.66		$21.61		$21.95

Total Return(b)	(9.16	)%**	0.16%		6.33%		9.74%		3.37%		0.07%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20		$22		$61,836		$41,124		$82,801		$207,008
Net operating expenses to average daily net assets	0.42	%(c) *	0.41	%(c)	0.41	%(c)	0.40	%(c)	0.41	%(c)	0.41%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		0.00	%(e)	0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets	0.42	%(c) *	0.41	%(c)	0.41	%(c)	0.40	%(c)	0.41	%(c)	0.41%
Net investment income (loss) to average daily net assets(a)	1.66	%*	1.68%		1.11%		2.49%		2.48%		1.50%
Portfolio turnover rate	41	%(f) **	209	%(f)	30	%(f)	16	%(f)	59	%(f)	89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.48	%*	0.16	%(g)	0.08	%(g)	0.06	%(g)	0.04%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	41%	206%	39%	37%	88%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND (continued)

	Class VI Shares

	Six Months Ended August 31,
	2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$23.52		$23.88		$22.72		$21.67		$22.02		$22.23

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.39		0.27		0.56		0.57		0.36
Net realized and unrealized gain (loss)	(2.32)		(0.31)		1.18		1.53		0.18		(0.33)

Total from investment operations	(2.13)		0.08		1.45		2.09		0.75		0.03

Less distributions to shareholders:
From net investment income	(0.15)		(0.44)		(0.29)		(1.04)		(1.10)		(0.24)

Total distributions	(0.15)		(0.44)		(0.29)		(1.04)		(1.10)		(0.24)

Net asset value, end of period	$21.24		$23.52		$23.88		$22.72		$21.67		$22.02

Total Return(b)	(9.09	)%**	0.26%		6.39%		9.83%		3.48%		0.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,624		$37,997		$58,621		$192,410		$305,842		$1,019,135
Net operating expenses to average daily net assets	0.32	%*	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		0.00	%(e)	0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets	0.32	%*	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31%
Net investment income (loss) to average daily net assets(a)	1.73	%*	1.60%		1.15%		2.49%		2.57%		1.59%
Portfolio turnover rate	41	%(f) **	209	%(f)	30	%(f)	16	%(f)	59	%(f)	89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.47	%*	0.17	%(g)	0.08	%(g)	0.06	%(g)	0.04%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	41%	206%	39%	37%	88%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	58

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares

	Six Months Ended August 31,
	2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$21.34		$25.54		$27.38		$26.82		$28.62		$28.99

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.64		1.42		1.56		1.44		1.36		1.36
Net realized and unrealized gain (loss)	(2.88)		(3.16)		(0.85)		0.91		(1.19)		0.32

Total from investment operations	(2.24)		(1.74)		0.71		2.35		0.17		1.68

Less distributions to shareholders:
From net investment income	(0.50)		(1.82)		(1.93)		(1.79)		(1.97)		(2.05)
From net realized gains	—		(0.64)		(0.62)		—		—		—

Total distributions	(0.50)		(2.46)		(2.55)		(1.79)		(1.97)		(2.05)

Net asset value, end of period	$18.60		$21.34		$25.54		$27.38		$26.82		$28.62

Total Return(b)	(10.45	)%**	(7.83)%		2.67%		8.97%		0.97%		5.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$788,521		$942,565		$1,010,106		$1,133,945		$1,294,577		$1,273,188
Net operating expenses to average daily net assets(c)	0.54	%*	0.53%		0.54%		0.53%		0.52%		0.53%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e) *	—		0.00	%(e)	0.01%		0.02%		0.00	%(e)
Total net expenses to average daily net assets(c)	0.54	%*	0.53%		0.54%		0.54%		0.54%		0.53%
Net investment income (loss) to average daily net assets(a)	6.46	%*	5.62%		6.02%		5.23%		4.99%		4.57%
Portfolio turnover rate(f)	13	%**	34%		56%		41%		15%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.03		$0.03		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	13%	33%	55%	40%	15%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class IV Shares

	Six Months Ended August 31,
	2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$21.30		$25.50		$27.34		$26.77		$28.57		$28.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.65		1.41		1.39		1.43		1.37		1.39
Net realized and unrealized gain (loss)	(2.89)		(3.14)		(0.66)		0.94		(1.19)		0.29

Total from investment operations	(2.24)		(1.73)		0.73		2.37		0.18		1.68

Less distributions to shareholders:
From net investment income	(0.50)		(1.83)		(1.95)		(1.80)		(1.98)		(2.06)
From net realized gains	—		(0.64)		(0.62)		—		—		—

Total distributions	(0.50)		(2.47)		(2.57)		(1.80)		(1.98)		(2.06)

Net asset value, end of period	$18.56		$21.30		$25.50		$27.34		$26.77		$28.57

Total Return(b)	(10.45	)%**	(7.82)%		2.73%		9.08%		1.02%		5.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,326,692		$1,531,528		$3,218,116		$3,219,098		$2,849,316		$2,862,977
Net operating expenses to average daily net assets(c)	0.49	%*	0.48%		0.49%		0.48%		0.47%		0.48%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e) *	—		0.00	%(e)	0.01%		0.02%		0.00	%(e)
Total net expenses to average daily net assets(c)	0.49	%*	0.48%		0.49%		0.49%		0.49%		0.48%
Net investment income (loss) to average daily net assets(a)	6.51	%*	5.56%		5.38%		5.22%		5.04%		4.67%
Portfolio turnover rate(f)	13	%**	34%		56%		41%		15%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.02		$0.03		$0.03		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	13%	33%	55%	40%	15%	33%

(g)	Ratio includes indirect fees waived or borne by GMO. (h) Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2022 (Unaudited)		Period from July 29, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$21.30		$25.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.65		0.77
Net realized and unrealized gain (loss)	(2.88)		(3.60)

Total from investment operations	(2.23)		(2.83)

Less distributions to shareholders:
From net investment income	(0.51)		(1.55)
From net realized gains	—		(0.21)

Total distributions	(0.51)		(1.76)

Net asset value, end of period	$18.56		$21.30

Total Return(b)	(10.43	)%**	(11.63	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,165,513		$1,255,123
Net operating expenses to average daily net assets(c)	0.44	%*	0.43	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e) *	—
Total net expenses to average daily net assets(c)	0.44	%*	0.43	%*
Net investment income (loss) to average daily net assets(a)	6.56	%*	5.35	%*
Portfolio turnover rate(f)	13	%**	34	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e) (g) *
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022
Portfolio turnover rate including transactions in USTF	13%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
(h)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Six Months Ended August 31, 2022		Year Ended February 28/29,						Period from June 25, 2018 (commencement of operations) through February 28,
	(Unaudited)		2022		2021		2020		2019
Net asset value, beginning of period	$18.61		$20.90		$19.94		$20.21		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.21		0.64		0.48		0.27
Net realized and unrealized gain (loss)	(1.38)		0.13		0.77		0.82		0.71

Total from investment operations	(1.27)		0.34		1.41		1.30		0.98

Less distributions to shareholders:
From net investment income	—		(0.68)		(0.40)		(1.57)		(0.61)
From net realized gains	(0.03)		(1.95)		(0.05)		—		(0.16)

Total distributions	(0.03)		(2.63)		(0.45)		(1.57)		(0.77)

Net asset value, end of period	$17.31		$18.61		$20.90		$19.94		$20.21

Total Return(b)	(6.81	)%**	1.35%		7.21%		6.40%		5.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,852		$84,586		$94,545		$161,449		$212,762
Net operating expenses to average daily net assets(c)	0.46	%*	0.51%		0.52	%(d)	0.52	%(d)	0.51	%(d) *
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f) *	0.00	%(f)	0.00	%(f)	0.03%		0.04	%*
Total net expenses to average daily net assets(c)	0.46	%*	0.51%		0.52	%(d)	0.55	%(d)	0.55	%(d) *
Net investment income (loss) to average daily net assets(a)	1.23	%*	1.05%		3.23%		2.34%		2.00	%*
Portfolio turnover rate(g)	19	%**	98%		288%		105%		81	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f) *	0.03%		0.00	%(f) (h)	0.00	%(f) (h)	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5 ).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	N/A	N/A	317%	214%	159%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND

	Class III Shares

	Six Months Ended August 31,
	2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$18.84		$20.13		$22.19		$20.88		$20.93		$21.10

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.27		0.43		0.53		0.51		0.41
Net realized and unrealized gain (loss)	(1.75)		(0.99)		(0.24	)(b)	2.01		0.49		(0.06)

Total from investment operations	(1.62)		(0.72)		0.19		2.54		1.00		0.35

Less distributions to shareholders:
From net investment income	—		—		(0.93)		(0.64)		(1.05)		(0.52)
From net realized gains	—		(0.57)		(1.32)		(0.59)		—		—

Total distributions	—		(0.57)		(2.25)		(1.23)		(1.05)		(0.52)

Net asset value, end of period	$17.22		$18.84		$20.13		$22.19		$20.88		$20.93

Total Return(c)	(8.60	)%**	(3.74)%		0.59%		12.38%		4.88%		1.61%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,042		$8,803		$31,602		$80,639		$84,163		$34,641
Net operating expenses to average daily net assets(d)	0.29	%*	0.31%		0.30%		0.29%		0.29%		0.29%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f) *	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(d)	0.29	%*	0.31%		0.30%		0.29%		0.29%		0.29%
Net investment income (loss) to average daily net assets(a)	1.43	%*	1.33%		1.98%		2.43%		2.41%		1.91%
Portfolio turnover rate(g)	191	%**	256%		262%		215%		201%		198%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.30	%*	0.24%		0.19%		0.16%		0.16%		0.14%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	263%	335%	285%	250%	221%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND (continued)

	Class IV Shares

	Six Months Ended August 31,
	2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$18.93		$20.20		$22.26		$20.94		$20.98		$21.15

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.28		0.35		0.54		0.48		0.46
Net realized and unrealized gain (loss)	(1.75)		(0.98)		(0.16	)(b)	2.02		0.53		(0.10)

Total from investment operations	(1.62)		(0.70)		0.19		2.56		1.01		0.36

Less distributions to shareholders:
From net investment income	—		—		(0.93)		(0.65)		(1.05)		(0.53)
From net realized gains	—		(0.57)		(1.32)		(0.59)		—		—

Total distributions	—		(0.57)		(2.25)		(1.24)		(1.05)		(0.53)

Net asset value, end of period	$17.31		$18.93		$20.20		$22.26		$20.94		$20.98

Total Return(c)	(8.56	)%**	(3.63)%		0.59%		12.44%		4.93%		1.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102,390		$116,178		$133,862		$449,655		$580,456		$920,637
Net operating expenses to average daily net assets(d)	0.25	%*	0.25%		0.24%		0.24%		0.24%		0.24%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f) *	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(d)	0.25	%*	0.25%		0.24%		0.24%		0.24%		0.24%
Net investment income (loss) to average daily net assets(a)	1.49	%*	1.39%		1.57%		2.47%		2.29%		2.14%
Portfolio turnover rate(g)	191	%**	256%		262%		215%		201%		198%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.30	%*	0.25%		0.19%		0.16%		0.15%		0.14%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	263%	335%	285%	250%	221%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares
	Six Months Ended August 31, 2022		Period from February 1, 2022 (commencement of operations) through February 28,		Period from July 21, 2021 (commencement of operations) through December 28,
	(Unaudited)		2022		2021
Net asset value, beginning of period	$25.56		$25.66		$25.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.44		0.07		0.44
Net realized and unrealized gain (loss)	(0.87)		(0.17)		(0.33)

Total from investment operations	(0.43)		(0.10)		0.11

Less distributions to shareholders:
From net investment income	(0.18)		—		(0.42)
From net realized gains	(0.37)		—		—

Total distributions	(0.55)		—		(0.42)

Net asset value, end of period	$24.58		$25.56		$25.57

Total Return(b)	(1.69	%)**	(0.39	%)**	0.43	%*
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,799		$12,281		$13,847
Net operating expenses to average daily net assets(c)	0.56	%*	0.70	%*	0.56	%*
Interest and/or dividend expenses to average daily net assets(d)	0.00	%(e) *	0.00	%(e) *	0.00	%(e) *
Total net expenses to average daily net assets(c)	0.56	%*	0.70	%*	0.56	%*
Net investment income (loss) to average daily net assets(a)	3.45	%*	3.92	%*	3.84	%*
Portfolio turnover rate(f)	39	%**	95	%**	95	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.08	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the year ended:

	August 31, 2022	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	39%	94%	45%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares

	Six Months Ended August 31,
	2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$25.56		$25.84		$26.15		$26.21		$26.41		$25.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.46		0.81		1.06		1.46		1.32		1.15
Net realized and unrealized gain (loss)	(0.87)		(0.55)		(0.31)		(0.06)		(0.38)		0.18

Total from investment operations	(0.41)		0.26		0.75		1.40		0.94		1.33

Less distributions to shareholders:
From net investment income	(0.19)		(0.54)		(1.06)		(1.46)		(1.14)		(0.70)
From net realized gains	(0.37)		—		—		—		—		—

Total distributions	(0.56)		(0.54)		(1.06)		(1.46)		(1.14)		(0.70)

Net asset value, end of period	$24.59		$25.56		$25.84		$26.15		$26.21		$26.41

Total Return(b)	(1.62	)%**	1.00%		2.95%		5.45%		3.58%		5.18%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,643		$375,117		$477,457		$825,876		$1,001,146		$1,205,954
Net operating expenses to average daily net assets(c)	0.46	%*	0.47%		0.47%		0.47%		0.49%		0.47%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e) *	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets(c)	0.46	%*	0.47%		0.47%		0.47%		0.49%		0.47%
Net investment income (loss) to average daily net assets(a)	3.67	%*	3.13%		4.12%		5.50%		4.99%		4.39%
Portfolio turnover rate(f)	39	%**	95%		43%		47%		75%		152%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.05	%(g)	0.05	%(g)	0.04	%(g)	0.04%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.01		$0.05		$0.04

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	39%	94%	45%	48%	83%	175%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2022		Period from May 19, 2021 (commencement of operations) through February 28,
	(Unaudited)		2022
Net asset value, beginning of period	$25.48		$25.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.45		0.67
Net realized and unrealized gain (loss)	(0.88)		(0.51)

Total from investment operations	(0.43)		0.16

Less distributions to shareholders:
From net investment income	(0.18)		(0.54)
From net realized gains	(0.37)		—

Total distributions	(0.55)		(0.54)

Net asset value, end of period	$24.50		$25.48

Total Return(b)	(1.70	)%**	0.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$197,444		$152,877
Net operating expenses to average daily net assets(c)	0.56	%*	0.58	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e) *	0.00	%(e) *
Total net expenses to average daily net assets(c)	0.56	%*	0.58	%*
Net investment income (loss) to average daily net assets(a)	3.61	%*	3.29	%*
Portfolio turnover rate(f)	39	%**	95	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022
Portfolio turnover rate including transactions in USTF	39%	94%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

67	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022		Year Ended February 28,				Period from November 5, 2019 (commencement of operations) through February 29,
	(Unaudited)		2022		2021		2020
Net asset value, beginning of period	$25.51		$25.80		$26.12		$26.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.44		0.77		0.89		0.54
Net realized and unrealized gain (loss)	(0.87)		(0.57)		(0.18)		(0.08)

Total from investment operations	(0.43)		0.20		0.71		0.46

Less distributions to shareholders:
From net investment income	(0.17)		(0.49)		(1.03)		(1.19)
From net realized gains	(0.37)		—		—		—

Total distributions	(0.54)		(0.49)		(1.03)		(1.19)

Net asset value, end of period	$24.54		$25.51		$25.80		$26.12

Total Return(b)	(1.70	)%**	0.77%		2.79%		1.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$411,414		$443,602		$417,150		$22,684
Net operating expenses to average daily net assets(c)	0.65	%*	0.67%		0.68%		0.66	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e) *	0.00	%(e)	0.00	%(e)	0.00	%(e) *
Total net expenses to average daily net assets(c)	0.65	%*	0.67%		0.68%		0.66	%*
Net investment income (loss) to average daily net assets(a)	3.49	%*	2.97%		3.47%		6.55	%*
Portfolio turnover rate(f)	39	%**	95%		43%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.05	%(g)	0.07	%(g)	0.07	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	39%	94%	45%	48%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares

	Six Months Ended August 31,
	2022		Year Ended February 28/29,
	(Unaudited)		2022		2021		2020	2019(a)		2018(a)
Net asset value, beginning of period	$5.01		$5.04		$5.02		$5.00	$5.00		$5.01

Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.01		0.01		0.10	0.10		0.05
Net realized and unrealized gain (loss)	(0.02)		(0.04)		0.02		0.02	0.01		(0.01)

Total from investment operations	0.01		(0.03)		0.03		0.12	0.11		0.04

Less distributions to shareholders:
From net investment income	(0.03)		(0.00	)(b)	(0.01)		(0.10)	(0.11)		(0.05)
From net realized gains	—		(0.00	)(b)	(0.00	)(b)	—	—		—

Total distributions	(0.03)		(0.00	)(b)	(0.01)		(0.10)	(0.11)		(0.05)

Net asset value, end of period	$4.99		$5.01		$5.04		$5.02	$5.00		$5.00

Total Return(c)	0.27	%**	(0.37)%		0.63%		2.47%	2.16%		0.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,967		$257,766		$382,455		$222,762	$635,777		$2,324,706
Net expenses to average daily net assets	0.01	%*	0.02%		0.08%		0.06%	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets	1.37	%*	0.13%		0.20%		2.03%	1.97%		1.06%
Portfolio turnover rate(e)	0	%**	0%		0%		0%	0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.10%		0.03%		0.05%	0.10%		0.09%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than 0.01%.
(e)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

69	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2022 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Multi-Sector Fixed Income Fund	Bloomberg U.S. Aggregate Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset

70

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity

71

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain investment funds valued at cost; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$21,455,938	$—	$—	$21,455,938

TOTAL DEBT OBLIGATIONS	21,455,938	—	—	21,455,938

Mutual Funds	19	—	—	19
Short-Term Investments	181,618	—	—	181,618

Total Investments	21,637,575	—	—	21,637,575

Total	$21,637,575	$—	$—	$21,637,575

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$10,001,072	$—	$10,001,072
Corporate Debt	—	164,298,035	18,555,640	182,853,675
Sovereign and Sovereign Agency Issuers	—	2,348,736,863	261,641,441	2,610,378,304
U.S. Government	157,834,665	—	—	157,834,665

TOTAL DEBT OBLIGATIONS	157,834,665	2,523,035,970	280,197,081	2,961,067,716

Loan Assignments	—	—	44,453,530	44,453,530
Loan Participations	—	—	25,053,057	25,053,057
Investment Funds	—	—	8,228,574	8,228,574
Mutual Funds	74,042,340	—	—	74,042,340
Rights/Warrants	—	2,273,053	4,351,782	6,624,835
Short-Term Investments	19,898,963	—	—	19,898,963

Total Investments	251,775,968	2,525,309,023	362,284,024	3,139,369,015

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	14,293,886	—	14,293,886
Options
Credit Risk	—	—	278,953	278,953

72

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contracts
Credit Risk	$—	$51,395,762	$—	$51,395,762
Interest Rate Risk	—	5,481,422	—	5,481,422

Total	$251,775,968	$2,596,480,093	$362,562,977	$3,210,819,038

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(541,498)	$—	$(541,498)
Swap Contracts
Credit Risk	—	(14,956,480)	—	(14,956,480)
Interest Rate Risk	—	(2,425,086)	—	(2,425,086)

Total	$—	$(17,923,064)	$—	$(17,923,064)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$41,863,345	$—	$41,863,345
U.S. Government	106,081,352	—	—	106,081,352

TOTAL DEBT OBLIGATIONS	106,081,352	41,863,345	—	147,944,697

Short-Term Investments	44,985,494	120,221,439	—	165,206,933

Total Investments	151,066,846	162,084,784	—	313,151,630

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,520,979	—	1,520,979
Futures Contracts
Interest Rate Risk	267	—	—	267
Swap Contracts
Interest Rate Risk	—	1,395,612	—	1,395,612

Total	$151,067,113	$165,001,375	$—	$316,068,488

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(293,085)	$—	$—	$(293,085)
Swap Contracts
Credit Risk	—	(1,395,577)	—	(1,395,577)
Interest Rate Risk	—	(2,056,762)	—	(2,056,762)

Total	$(293,085)	$(3,452,339)	$—	$(3,745,424)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$3,336,397	$—	$3,336,397
Corporate Debt	—	27,579,366	—	27,579,366

73

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Multi-Sector Fixed Income Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations (continued)
U.S. Government	$10,477,359	$7,756,211	$—	$18,233,570
U.S. Government Agency	—	13,145,619	—	13,145,619

TOTAL DEBT OBLIGATIONS	10,477,359	51,817,593	—	62,294,952

Mutual Funds	28,569,875	—	—	28,569,875
Short-Term Investments	3,664,631	27,937,466	—	31,602,097

Total Investments	42,711,865	79,755,059	—	122,466,924

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,114,443	—	1,114,443
Swap Contracts
Interest Rate Risk	—	4,909,930	—	4,909,930

Total	$42,711,865	$85,779,432	$—	$128,491,297

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(705,180)	$—	$(705,180)
Futures Contracts
Interest Rate Risk	(234,839)	—	—	(234,839)
Swap Contracts
Interest Rate Risk	—	(4,641,303)	—	(4,641,303)

Total	$(234,839)	$(5,346,483)	$—	$(5,581,322)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$764,308,982	$11,096,488	$775,405,470
Corporate Debt	—	3,642,685	—	3,642,685
U.S. Government	94,672,061	—	—	94,672,061
U.S. Government Agency	—	—	6,487,533	6,487,533

TOTAL DEBT OBLIGATIONS	94,672,061	767,951,667	17,584,021	880,207,749

Mutual Funds	10,894,379	—	—	10,894,379
Short-Term Investments	26,989,035	—	—	26,989,035

Total Investments	132,555,475	767,951,667	17,584,021	918,091,163

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	56,730	—	56,730
Futures Contracts
Interest Rate Risk	76,166	—	—	76,166
Swap Contracts
Credit Risk	—	25,432,099	—	25,432,099

Total	$132,631,641	$793,440,496	$17,584,021	$943,656,158

74

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(489,881)	$—	$—	$(489,881)
Written Options
Credit Risk	—	(257,692)	—	(257,692)
Swap Contracts
Credit Risk	—	(892,569)	—	(892,569)

Total	$(489,881)	$(1,150,261)	$—	$(1,640,142)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$269,973,956	$44,087,995	$—	$314,061,951

Total Investments	269,973,956	44,087,995	—	314,061,951

Total	$269,973,956	$44,087,995	$—	$314,061,951

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

Emerging Country Debt Fund has committed an additional $7,850,000 to its investment in Bona Fide Investments Feeder LLC, a private investment in a pool of constitutional obligations of the Colombian government owed to individuals.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, one Colombia Government International Bond, due 3/09/28 which is valued by applying a 160 basis point spread to the yield of the Colombia Government International Bond, due 4/25/27, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations, Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued by applying a 550 basis point spread to the yield of the Republic of Turkey, due 3/31/25, a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond and an investment fund valued based on a monthly net asset value statement. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations, three asset-backed securities that were valued in line with general movement of spreads, interest rates or a comparable bond and two asset-backed securities priced based on market trades. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2022.

75

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2022
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$20,629,398	$—	$—	$(922)	$—	$(2,072,836)	$—	$—	$18,555,640	$(2,072,836)
Sovereign and Sovereign Agency Issuers	272,728,861	2,104,750	(8,110,085)	3,253,642	(15,372,231)	7,036,504	—	—	261,641,441	4,493,103
Investment Funds	7,850,000	—	—	—	—	378,574	—	—	8,228,574	378,574
Loan Assignments	53,869,474	—	(5,792,401)	706,186	—	(4,329,729)	—	—	44,453,530	(4,329,729)
Loan Participation	43,258,898	—	(15,159,199)	1,010,573	649,800	(4,707,015)	—	—	25,053,057	(3,705,520)
Rights/Warrants	2,194,666	—	—	—	—	2,157,116	—	—	4,351,782	2,157,116

Total Investments	400,531,297	2,104,750	(29,061,685)	4,969,479	(14,722,431)	(1,537,386)	—	—	362,284,024	(3,079,292)

Derivatives
Options	326,111	—	—	—	(134,184)	87,026	—	—	278,953	87,026

Total	$400,857,408	$2,104,750	$(29,061,685)#	$4,969,479	$(14,856,615)	$(1,450,360)	$—	$—	$362,562,977	$(2,992,266)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$12,356,438	$—	$(825,000)	$128,257	$—	$(563,207)	$—	$—	$11,096,488	$(563,207)
U.S. Government Agency	7,640,437	—	(1,217,928)	16,339	—	48,685	—	—	6,487,533	48,685

Total	$19,996,875	$—	$(2,042,928)##	$144,596	$—	$(514,522)	$—	$—	$17,584,021	$(514,522)

#	Includes $15,730,112 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $2,042,928 of proceeds received from partial calls and/or principal paydowns as applicable.

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August 31, 2022 (Unaudited)

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	48,822,009	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60%(1.42%)
Corporate Debt	18,555,640	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	28,459,058	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00%(5.44%)
Warrants	17,982	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	278,953	Fair Value	Probability of CDS threshold event	<5% (N/A)
Investment Funds	8,228,574	Fair Value	Net asset value statement	(N/A)
Opportunistic Income Fund
Asset-Backed Securities	11,020,488	Fair Value	Broker mark of comparable bond	N/A
Government Agency	6,487,533	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2022, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $258,200,761 and $76,000 respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct

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recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of August 31, 2022, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value ($)	Net Value (with related collateral) ($)	Weighted Average Maturity (days)
High Yield Fund	Daiwa Capital Markets America, Inc.	20,083,508	20,493,375	1.0
High Yield Fund	Nomura Securities International, Inc.	21,999,362	22,448,329	1.0
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	44,087,995	44,987,750	1.0
Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2022, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	1,602,491	938,622

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As of August 31, 2022, Emerging Country Debt Fund had investments in reverse repurchase agreements with J.P. Morgan Securities Plc with a gross value of $1,602,491. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2022, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2022
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Sovereign and Sovereign Agency Issuers	$—	$—	$—	$—	$1,602,491	$1,602,491

Total borrowings	$—	$—	$—	$—	$1,602,491	$1,602,491

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2022, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2022, certain Funds elected to defer to March 1, 2022 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Asset Allocation Bond Fund	—	(148,152)
Emerging Country Debt Fund	—	(6,905,248)
High Yield Fund	(68,060)	—
Multi-Sector Fixed Income Fund	(2,852,871)	(3,662,952)
Opportunistic Income Fund	—	—
U.S. Treasury Fund	—	(732,625)

As of February 28, 2022, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and

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August 31, 2022 (Unaudited)

losses realized subsequent to February 28, 2022, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(25,503,316)	(20,399,243)
Emerging Country Debt Fund	—	—
High Yield Fund	—	—
Multi-Sector Fixed Income Fund	—	(22,199,368)
Opportunistic Income Fund	—	(58,989,497)
U.S. Treasury Fund	—	—

As of August 31, 2022, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	23,951,888	—	(2,314,313)	(2,314,313)	—
Emerging Country Debt Fund	4,820,141,007	26,851,794	(1,707,623,786)	(1,680,771,992)	26,493,407
High Yield Fund	324,398,979	19,176	(11,266,525)	(11,247,349)	(328,948)
Multi-Sector Fixed Income Fund	135,725,308	11,194	(13,269,578)	(13,258,384)	307,555
Opportunistic Income Fund	1,014,531,595	8,371,428	(104,811,860)	(96,440,432)	(4,943,336)
U.S. Treasury Fund	315,173,394	7,571	(1,119,014)	(1,111,443)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2022, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not

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expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

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As of August 31, 2022, the premium on cash purchases and the fee on cash redemptions were as follows:

Purchase Premium	—	0.75%	—	—	—	—
Redemption Fee	—	0.75%	—	—	—	—

(1)

For the periods from July 31, 2020 to May 18, 2021, May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020, February 1, 2016 to March 16, 2020 the premiums on purchases and the fee on redemptions were each 1.00%, 1.50%, 2.00%, 1.15% and 0.75%, respectively, of the amount invested or redeemed.

(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. The Investment Adviser does not expect ASU No. 2020-04 to have a material impact on the financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Credit Risk	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Market Risk – Asset-Backed Securities	X			X	X
Counterparty Risk	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Currency Risk	X	X	X	X	X

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August 31, 2022 (Unaudited)

Futures Contracts Risk			X	X	X
Fund of Funds Risk	X		X	X
Non-U.S. Investment Risk	X	X	X	X	X
Commodities Risk	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Market Risk – Equities	X				X
Smaller Company Risk	X			X	X
Non-Diversified Funds			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the

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issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent a Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund may create short investment exposure by selling securities short or taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• MARKET RISK— ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, have resulted, and may continue to result, in delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce desired results. For many funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

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• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds and ETFs) in which it invests, including the risk that those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and other geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect particular economies and markets as well as global economies and markets. Those events, as well as other changes in non U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

Russia’s invasion of Ukraine beginning in late February, and subsequent related events, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, issued broad-ranging economic sanctions against Russia, including, among other sanctions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (commonly referred to as “SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Those events, including sanctions and the potential for future sanctions, including any affecting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, have adversely affected the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy that affect the value of Russian investments and impair the ability of a Fund to buy, sell, receive or deliver those securities. In particular, where a Fund holds securities of a Russian issuer that is subject to blocking sanctions imposed

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by the U.S. Department of the Treasury’s Office of Foreign Assets Control, those securities will be frozen and consequently unable to be sold or transferred. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian issuers.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by a Fund and the time the Fund liquidates assets to meet that request.

• MARKET RISK—EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• NON-DIVERSIFIED FUNDS. High Yield Fund and Multi-Sector Fixed Income Fund are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

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Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2022, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X
Adjust exposure to foreign currencies	X		X
Futures contracts
Adjust interest rate exposure		X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit				X
Adjust currency exchange rate risk			X
Adjust exposure to foreign currencies	X		X
Provide a measure of protection against default loss				X
Options (Written)
Achieve exposure to a reference entity’s credit		X		X
Provide a measure of protection against default loss				X
Options (Credit linked)
Achieve exposure to a reference entity’s credit	X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X		X
Adjust exposure to certain markets	X			X
Adjust interest rate exposure	X		X	X
Adjust portfolio beta	X
Generate long risk exposure to an index		X

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Type of Derivative and Objective for Use (continued)	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Hedge non-core equity exposure			X
Provide a measure of protection against default loss	X	X		X
Provide exposure to the Fund’s benchmark		X	X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price.

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When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

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For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022 and the Statements of Operations for the period ended August 31, 2022^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$14,293,886	$—	$14,293,886
Options, at value	278,953	—	—	278,953
Swap Contracts, at value¤	51,395,762	—	5,481,422	56,877,184

Total	$51,674,715	$14,293,886	$5,481,422	$71,450,023

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(541,498)	$—	$(541,498)
Swap Contracts, at value¤	(14,956,480)	—	(2,425,086)	(17,381,566)

Total	$(14,956,480)	$(541,498)	$(2,425,086)	$(17,923,064)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$(377,508)	$—	$(377,508)
Options	(134,184)	—	—	(134,184)
Swap Contracts	949,242	—	2,572,192	3,521,434
Forward Currency Contracts	—	33,413,769	—	33,413,769

Total	$815,058	$33,036,261	$2,572,192	$36,423,511

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$1,064,064	$—	$1,064,064
Options	87,026	—	—	87,026
Swap Contracts	6,843,283	—	6,428,721	13,272,004
Forward Currency Contracts	—	9,510,892	—	9,510,892

Total	$6,930,309	$10,574,956	$6,428,721	$23,933,986

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$1,520,979	$—	$1,520,979
Unrealized Appreciation on Futures Contracts¤	—	—	267	267
Swap Contracts, at value¤	—	—	1,395,612	1,395,612

Total	$—	$1,520,979	$1,395,879	$2,916,858

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(293,085)	$(293,085)
Swap Contracts, at value¤	(1,395,577)	—	(2,056,762)	(3,452,339)

Total	$(1,395,577)	$—	$(2,349,847)	$(3,745,424)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(1,463,497)	$(1,463,497)
Written Options	—	—	(813,785)	(813,785)
Swap Contracts	(2,954,098)	—	(1,930,942)	(4,885,040)
Forward Currency Contracts	—	7,283,235	—	7,283,235

Total	$(2,954,098)	$7,283,235	$(4,208,224)	$120,913

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(461,978)	$(461,978)
Written Options	(82,597)	—	—	(82,597)
Swap Contracts	655,588	—	156,168	811,756
Forward Currency Contracts	—	1,302,580	—	1,302,580

Total	$572,991	$1,302,580	$(305,810)	$1,569,761

92

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Multi-Sector Fixed Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$1,114,443	$—	$1,114,443
Swap Contracts, at value¤	—	—	4,909,930	4,909,930

Total	$—	$1,114,443	$4,909,930	$6,024,373

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(705,180)	$—	$(705,180)
Unrealized Depreciation on Futures Contracts¤	—	—	(234,839)	(234,839)
Swap Contracts, at value¤	—	—	(4,641,303)	(4,641,303)

Total	$—	$(705,180)	$(4,876,142)	$(5,581,322)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(3,509,771)	$(3,509,771)
Swap Contracts	—	—	(495,963)	(495,963)
Forward Currency Contracts	—	3,473,112	—	3,473,112

Total	$—	$3,473,112	$(4,005,734)	$(532,622)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(643,590)	$(643,590)
Swap Contracts	—	—	432,184	432,184
Forward Currency Contracts	—	942,653	—	942,653

Total	$—	$942,653	$(211,406)	$731,247

Opportunistic Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$56,730	$—	$56,730
Unrealized Appreciation on Futures Contracts¤	—	—	76,166	76,166
Swap Contracts, at value¤	25,432,099	—	—	25,432,099

Total	$25,432,099	$56,730	$76,166	$25,564,995

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(489,881)	$(489,881)
Written Options, at value	—	—	(257,692)	(257,692)
Swap Contracts, at value¤	(892,569)	—	—	(892,569)

Total	$(892,569)	$—	$(747,573)	$(1,640,142)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$3,339,163	$3,339,163
Written Options	—	—	2,026,399	2,026,399
Swap Contracts	(239,305)	—	473,442	234,137
Forward Currency Contracts	—	731,568	—	731,568

Total	$(239,305)	$731,568	$5,839,004	$6,331,267

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(69,849)	$(69,849)
Futures Contracts	—	—	(131,531)	(131,531)
Written Options	—	—	(125,075)	(125,075)
Swap Contracts	1,309,630	—	(135,584)	1,174,046
Forward Currency Contracts	—	(16,766)	—	(16,766)

Total	$1,309,630	$(16,766)	$(462,039)	$830,825

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

93

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2022, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2022:

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,394,344	$(1,360,174)	$—	$34,170
Citibank N.A.	1,120,729	—	(1,120,729)	—
Deutsche Bank AG	12,404,443	(3,816,776)	(8,587,667)	—	*
Goldman Sachs International	14,487,687	(13,909,231)	—	578,456
JPMorgan Chase Bank, N.A.	10,339,703	(9,642,641)	—	697,062
Morgan Stanley & Co. International PLC	3,325,283	(3,170,860)	(154,423)	—	*
Morgan Stanley Capital Services LLC	2,272,686	(2,190,000)	—	82,686
State Street Bank and Trust Company	246,733	—	—	246,733

Total	$45,591,608	$(34,089,682)	$(9,862,819)	$1,639,107

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Emerging Country Debt Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(183,037)	$—	$—	$(183,037)
Citibank N.A.	(6,610,083)	4,971,271	1,120,729	(518,083)
Deutsche Bank AG	(8,587,667)	—	8,587,667	—
Morgan Stanley & Co. International PLC	(154,423)	—	154,423	—

Total	$(15,535,210)	$4,971,271	$9,862,819	$(701,120)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$512,626	$(450,000)	$—	$62,626
Deutsche Bank AG	591,053	(350,000)	—	241,053
Goldman Sachs International	548,442	(548,442)	—	—	*
JPMorgan Chase Bank, N.A.	1,006,961	(267,933)	(739,028)	—	*
State Street Bank and Trust Company	257,509	—	—	257,509

Total	$2,916,591	$(1,616,375)	$(739,028)	$561,188

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(863,413)	$863,413	$—	$—	*
JPMorgan Chase Bank, N.A.	(739,028)	—	739,028	—
Morgan Stanley & Co. International PLC	(454,321)	454,321	—	—	*

Total	$(2,056,762)	$1,317,734	$739,028	$—

Multi-Sector Fixed Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$15,834	$—	$(15,834)	$—
Barclays Bank PLC	58,876	—	(58,876)	—
Citibank N.A.	470	—	(470)	—
Deutsche Bank AG	531,307	(489,233)	(42,074)	—	*
JPMorgan Chase Bank, N.A.	363,629	—	(218,346)	145,283
Morgan Stanley & Co. International PLC	144,327	(115,524)	(28,803)	—	*

Total	$1,114,443	$(604,757)	$(364,403)	$145,283

95

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August 31, 2022 (Unaudited)

Multi-Sector Fixed Income Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(104,804)	$—	$15,834	$(88,970)
Barclays Bank PLC	(293,105)	30,927	58,876	(203,302)
Citibank N.A.	(4,227)	—	470	(3,757)
Deutsche Bank AG	(42,074)	—	42,074	—
Goldman Sachs International	(13,625)	—	—	(13,625)
JPMorgan Chase Bank, N.A.	(218,346)	—	218,346	—
Morgan Stanley & Co. International PLC	(28,803)	—	28,803	—
State Street Bank and Trust Company	(196)	—	—	(196)

Total	$(705,180)	$30,927	$364,403	$(309,850)

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$81,044	$(81,044)	$—	$— *
Citibank N.A.	2,362,841	(2,362,841)	—	— *
Citigroup Global Markets Inc.	1,896,757	(1,640,000)	(90,496)	166,261
Credit Suisse International	6,909	—	—	6,909
Deutsche Bank AG	743,677	(690,000)	—	53,677
Goldman Sachs International	11,794,102	(11,539,851)	(254,251)	— *
JPMorgan Chase Bank, N.A.	1,006,522	—	(81,293)	925,229
Morgan Stanley & Co. International PLC	5,127,644	(4,985,184)	(142,460)	— *
Morgan Stanley Capital Services LLC	2,080,907	(1,450,000)	(39,382)	591,525
State Street Bank and Trust Company	56,730	—	—	56,730

Total	$25,157,133	$(22,748,920)	$(607,882)	$1,800,331

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(314,872)	$304,526	$—	$(10,346)
Citigroup Global Markets Inc.	(90,496)	—	90,496	—
Goldman Sachs International	(254,251)	—	254,251	—
JPMorgan Chase Bank, N.A.	(81,293)	—	81,293	—
Morgan Stanley & Co. International PLC	(142,460)	—	142,460	—
Morgan Stanley Capital Services LLC	(39,382)	—	39,382	—

Total	$(922,754)	$304,526	$607,882	$(10,346)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2022:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
Emerging Country Debt Fund	369,382,367	—	160,543,000	1,358,010,801

96

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
High Yield Fund	61,982,429	57,069,593	14,730,667	211,148,956
Multi-Sector Fixed Income Fund	105,817,388	51,053,595	—	419,352,038
Opportunistic Income Fund	7,339,868	527,635,749	209,701,667	624,868,204

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%	0.08%(a)

(a) Since April 9, 2021 and prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V	Class VI	Class R6	Class I
Asset Allocation Bond Fund	0.15%			0.055%
Emerging Country Debt Fund	0.15%	0.10%		0.055%
High Yield Fund	0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Multi-Sector Fixed Income Fund	0.15%	0.10%			0.15%*	0.15%*
Opportunistic Income Fund	0.15%			0.055%	0.15%	0.15%

*	Class is offered but has no shareholders as of August 31, 2022.

For each Fund (prior to June 30, 2022), other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For the period starting June 30, 2022, Asset Allocation Bond Fund, Multi-Sector Fixed Income Fund and Opportunistic Income Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.01% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

With respect to High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.55% for Class III shares; 0.50% for Class IV shares; 0.485% for Class V shares; 0.455% for Class VI shares; 0.55% for Class R6 shares; and 0.55% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses,

97

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August 31, 2022 (Unaudited)

judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2022, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2022, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2023	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026
High Yield Fund, Class VI	—	—	$28,545	$3,190

GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

These contractual waivers and reimbursements will continue through at least June 30, 2023 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For each Fund, other than High Yield Fund, GMO has contractually agreed to reimburse Class I shares of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

For High Yield Fund prior to June 30, 2022, GMO has contractually agreed to reimburse Class I assets to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets. For the period starting June 30, 2022, GMO has contractually agreed to reimburse Class I assets to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.04% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

98

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2022 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Asset Allocation Bond Fund	576
Emerging Country Debt Fund	78,754
High Yield Fund	3,677
Multi-Sector Fixed Income Fund	2,032
Opportunistic Income Fund	20,475
U.S. Treasury Fund	5,523

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the six month period ended August 31, 2022, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expense
Multi-Sector Fixed Income Fund	0.117%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2022, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2022 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	10,969,943	56	24,212,674	11,617
Emerging Country Debt Fund	133,308,230	353,476,349	112,248,247	318,080,666
High Yield Fund	57,994,737	33,508,364	—	13,037,055
Multi-Sector Fixed Income Fund	166,389,540	16,818,862	151,684,293	20,639,056
Opportunistic Income Fund	140,993,431	248,113,549	218,425,153	138,578,563
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

99

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

8.	Principal shareholders as of August 31, 2022

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	1‡	99.82%
Emerging Country Debt Fund	1	18.46%
High Yield Fund	3#	92.69%
Multi-Sector Fixed Income Fund	4#	86.16%
Opportunistic Income Fund	4‡	69.76%
U.S. Treasury Fund	3#	68.98%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	—	$—	231,090	$5,615,500
Shares issued to shareholders in reinvestment of distributions	—	—	15	359
Shares repurchased	—	—	(2,826,353)	(67,755,933)

Net increase (decrease)	—	$—	(2,595,248)	$(62,140,074)

Class VI:
Shares sold	45,818	$1,030,000	685,291	$16,677,005
Shares issued to shareholders in reinvestment of distributions	7,321	157,978	28,792	699,355
Shares repurchased	(650,692)	(14,425,651)	(1,552,611)	(37,257,738)

Net increase (decrease)	(597,553)	$(13,237,673)	(838,528)	$(19,881,378)

Emerging Country Debt Fund
Class III:
Shares sold	1,218,546	$23,757,587	7,338,675	$177,081,443
Shares issued to shareholders in reinvestment of distributions	1,054,598	19,193,681	3,749,384	91,061,066
Shares repurchased	(4,044,939)	(81,748,430)	(6,465,058)	(154,953,062)
Purchase premiums	—	24,563	—	262,799
Redemption fees	—	361,864	—	415,289

Net increase (decrease)	(1,771,795)	$(38,410,735)	4,623,001	$113,867,535

100

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Emerging Country Debt Fund (continued)
Class IV:
Shares sold	3,240,675	$65,599,999	19,770,838	$511,809,366
Shares issued to shareholders in reinvestment of distributions	1,589,437	28,880,078	7,567,539	186,159,290
Shares repurchased	(5,262,370)	(103,305,212)	(81,664,417)	(2,093,128,743)
Purchase premiums	—	1	—	676,346
Redemption fees	—	305,212	—	834,669

Net increase (decrease)	(432,258)	$(8,519,922)	(54,326,040)	$(1,393,649,072)

Class VI:(a)
Shares sold	2,492,115	$48,345,581	57,276,130	$1,479,762,322
Shares issued to shareholders in reinvestment of distributions	1,681,732	30,540,253	4,061,385	96,336,051
Shares repurchased	(309,438)	(6,523,075)	(2,398,142)	(59,422,319)
Purchase premiums	—	255,000	—	151,434
Redemption fees	—	14,423	—	453,691

Net increase (decrease)	3,864,409	$72,632,182	58,939,373	$1,517,281,179

High Yield Fund
Class VI:
Shares sold	15,001,589	$262,696,111	—	$—
Shares issued to shareholders in reinvestment of distributions	36,537	620,033	607,965	11,960,560
Shares repurchased	(1,449,298)	(25,711,784)	(585,873)	(11,500,000)

Net increase (decrease)	13,588,828	$237,604,360	22,092	$460,560

Multi-Sector Fixed Income Fund
Class III:
Shares sold	—	$—	198,808	$4,000,000
Shares issued to shareholders in reinvestment of distributions	—	—	38,703	771,747
Shares repurchased	(281)	(4,800)	(1,340,616)	(26,860,330)

Net increase (decrease)	(281)	$(4,800)	(1,103,105)	$(22,088,583)

Class IV:
Shares sold	1,263,498	$22,335,000	2,988,268	$60,053,854
Shares issued to shareholders in reinvestment of distributions	—	—	193,216	3,868,186
Shares repurchased	(1,485,472)	(26,656,577)	(3,669,201)	(72,720,030)

Net increase (decrease)	(221,974)	$(4,321,577)	(487,717)	$(8,797,990)

Opportunistic Income Fund
Class III:(b)
Shares sold	—	$—	1,013,442	$26,129,885
Shares issued to shareholders in reinvestment of distributions	8,685	213,391	8,790	224,578
Shares repurchased	(293,945)	(7,248,309)	(541,722)	(13,851,286)

Net increase (decrease)	(285,260)	$(7,034,918)	480,510	$12,503,177

101

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Opportunistic Income Fund (continued)
Class VI:
Shares sold	1,429,991	$36,000,000	1,201,167	$30,987,689
Shares issued to shareholders in reinvestment of distributions	285,739	7,020,604	294,328	7,561,416
Shares repurchased	(2,618,374)	(65,450,470)	(5,293,597)	(137,137,320)

Net increase (decrease)	(902,644)	$(22,429,866)	(3,798,102)	$(98,588,215)

Class R6:(c)
Shares sold	2,599,920	$65,475,157	6,348,670	$164,336,615
Shares issued to shareholders in reinvestment of distributions	89,809	2,199,428	26,344	673,318
Shares repurchased	(632,045)	(15,820,052)	(374,066)	(9,594,675)

Net increase (decrease)	2,057,684	$51,854,533	6,000,948	$155,415,258

Class I:
Shares sold	1,868,881	$46,539,604	5,654,035	$146,238,616
Shares issued to shareholders in reinvestment of distributions	261,419	6,412,603	234,350	6,009,933
Shares repurchased	(2,750,798)	(68,778,462)	(4,671,231)	(121,104,867)

Net increase (decrease)	(620,498)	$(15,826,255)	1,217,154	$31,143,682

U.S. Treasury Fund
Core Class:
Shares sold	164,048,392	$820,111,619	304,783,797	$1,534,292,585
Shares issued to shareholders in reinvestment of distributions	92,624	462,472	63,726	320,558
Shares repurchased	(152,589,615)	(762,893,997)	(329,360,932)	(1,657,850,113)

Net increase (decrease)	11,551,401	$57,680,094	(24,513,409)	$(123,236,970)

(a)	The period under the heading “Year Ended February 28, 2022” represents the period from July 29, 2021 (commencement of operations) through February 28, 2022.
(b)

The period under the heading “Year Ended February 28, 2022” represents the period from July 21, 2021 (commencement of operations) through December 28, 2021 and the period under the heading “Year Ended February 28, 2022” represents the period from February 1, 2022 (commencement of operations) through February 28, 2022.

(c)	The period under the heading “Year Ended February 28, 2022” represents the period from May 19, 2021 (commencement of operations) through February 28, 2022.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$11,626	$56	$11,617	$56	$—	$(93)	$47	$19

102

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,339,103	$—	$—	$499,521	$—	$—	$(296,763)	$74,042,340

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$6,291,438	$—	1,000,000	$125,748	$—	$(409,719)	$(283,833)	$4,597,886
GMO Opportunistic Income Fund, Class VI	25,924,702	—	1,000,001	184,153	357,581	(34,894)	(917,818)	23,971,989
GMO U.S. Treasury Fund	2,399,326	—	2,399,326	854	—	(9,578)	9,578	—

Totals	$34,615,466	$—	$4,399,327	$310,755	$357,581	$(454,191)	$(1,192,073)	$28,569,875

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,938,043	$—	$—	$73,498	$—	$—	$(43,664)	$10,894,379

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through August 31, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

103

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2022 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements.The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

104

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

105

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO High Yield Fund

Approval of renewal of management agreement for GMO High Yield Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

106

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Multi-Sector Fixed Income Fund

Approval of renewal of management agreement for GMO Multi-Sector Fixed Income Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

107

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

108

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

109

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

110

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

111

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2022 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

• Monitoring of factors material to liquidity risk for each Fund;

• Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

• Oversight of third parties providing services in support of the Program;

• Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

• A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;

• Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 20, 2022 addressing the Program’s operation, adequacy and effectiveness.

112

GMO Trust Funds

Fund Expenses

August 31, 2022 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2022.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2022 through August 31, 2022.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
Asset Allocation Bond Fund
Class III	$1,000.00	$908.40	$2.02	$1,000.00	$1,023.09	$2.14	0.42%
Class VI	$1,000.00	$909.10	$1.54	$1,000.00	$1,023.59	$1.63	0.32%
Emerging Country Debt Fund
Class III	$1,000.00	$895.50	$2.58	$1,000.00	$1,022.48	$2.75	0.54%
Class IV	$1,000.00	$895.50	$2.34	$1,000.00	$1,022.74	$2.50	0.49%
Class VI	$1,000.00	$895.70	$2.10	$1,000.00	$1,022.99	$2.24	0.44%
High Yield Fund
Class VI	$1,000.00	$931.90	$2.24	$1,000.00	$1,022.89	$2.35	0.46%
Multi-Sector Fixed Income Fund
Class III	$1,000.00	$914.00	$1.98	$1,000.00	$1,023.14	$2.09	0.41%
Class IV	$1,000.00	$914.40	$1.79	$1,000.00	$1,023.34	$1.89	0.37%
Opportunistic Income Fund
Class III	$1,000.00	$1,000.00	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Class VI	$1,000.00	$1,000.00	$2.32	$1,000.00	$1,022.89	$2.35	0.46%
Class R6	$1,000.00	$1,000.00	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Class I	$1,000.00	$1,000.00	$3.28	$1,000.00	$1,021.93	$3.31	0.65%

113

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2022 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Fund
Core Class	$1,000.00	$1,002.70	$0.05	$1,000.00	$1,025.16	$0.05	0.01%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2022, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

114

SR-083122-FI

GMO Trust

Semiannual Report

August 31, 2022

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	62.4%
Short-Term Investments	38.3
Debt Obligations	29.7
Swap Contracts	3.2
Investment Funds	1.9
Preferred Stocks	0.4
Rights/Warrants	0.2
Purchased Options	0.0 ^
Forward Currency Contracts	(0.1)
Written Options	(0.4)
Futures Contracts	(0.5)
Securities Sold Short	(31.6)
Other	(3.5)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

Switzerland	4.4%
Euro Region	3.2 §
Australia	2.2
Germany	1.7
Other Developed	0.1 ‡
New Zealand	(1.3)
Canada	(2.6)
United States	(4.1)
United Kingdom	(4.7)

(1.1)%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

United States	17.6%
Japan	5.4
Canada	2.2
China	2.2
Taiwan	2.2
Other Emerging	1.5 †
Sweden	1.5
Other Developed	1.4 ‡
United Kingdom	(1.1)

32.9%

(a)

GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the holdings of GMO Alternative Allocation SPC Ltd. have been included with GMO Alternative Allocation Fund.

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
^	Rounds to 0.0%.

1

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 59.6%

	Australia — 0.9%
26,848	Aurizon Holdings Ltd (a)	67,902
26,459	BlueScope Steel Ltd (a)	296,865
34,350	Brambles Ltd (a)	289,097
23,988	Dexus (REIT) (a)	141,889
27,011	Fortescue Metals Group Ltd (a)	335,681
47,960	GPT Group (The) (REIT) (a)	136,662
128,580	Mirvac Group (REIT) (a)	183,115
1,199	Rio Tinto Ltd (a)	76,153
71,129	Scentre Group (REIT) (a)	141,354
75,217	Stockland (REIT) (a)	185,024

	Total Australia	1,853,742

	Belgium — 0.3%
6,036	Ageas SA/NV	244,914
730	Sofina SA (a)	146,332
3,571	UCB SA (a)	250,923

	Total Belgium	642,169

	Brazil — 0.1%
4,700	Banco do Brasil SA	37,664
7,900	Petroleo Brasileiro SA Sponsored ADR (a)	112,891
11,200	Telefonica Brasil SA ADR (a)	90,944

	Total Brazil	241,499

	Canada — 3.4%
8,500	BlackBerry Ltd * (a)	50,490
4,800	Canadian Apartment Properties (REIT) (a)	163,259
2,200	Canadian Tire Corp Ltd – Class A (a)	258,753
100	Fairfax Financial Holdings Ltd (a)	49,853
800	iA Financial Corp Inc	42,974
5,200	Magna International Inc	300,395
10,600	Manulife Financial Corp (a) (b)	183,372
5,700	Manulife Financial Corp (a) (b)	98,553
2,700	Onex Corp (a)	133,525
1,400	Power Corp of Canada (a)	35,998
9,800	Quebecor Inc – Class B (a)	211,692
117,927	Shaw Communications Inc – Class B (a)	3,024,161
7,900	Teck Resources Ltd – Class B (a) (b)	267,554
3,500	Teck Resources Ltd – Class B (a) (b)	118,475
3,900	West Fraser Timber Co Ltd (a) (b)	348,917
900	West Fraser Timber Co Ltd (a) (b)	80,730
270,217	Yamana Gold Inc (a)	1,191,657

	Total Canada	6,560,358

	China — 1.3%
1,000	Autohome Inc ADR	35,610
449,000	Bank of China Ltd – Class H	156,687
366,000	Bank of Communications Co Ltd – Class H	208,535
21,500	Beijing Enterprises Holdings Ltd	63,950
104,000	China Communications Services Corp Ltd – Class H	44,657

Shares	Description	Value ($)

	China — continued
17,500	China Conch Venture Holdings Ltd	35,714
432,000	China Construction Bank Corp – Class H	267,055
115,000	China Overseas Land & Investment Ltd	309,059
389,000	China Railway Group Ltd – Class H	222,700
308,000	China Zhongwang Holdings Ltd * (c)	65,927
178,000	CITIC Ltd	183,496
110,000	Dongfeng Motor Group Co Ltd – Class H*	69,745
50,500	Fosun International Ltd	37,276
21,000	Kingboard Holdings Ltd	66,312
57,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	83,593
239,500	Shimao Group Holdings Ltd (c)	134,875
63,200	Sinopharm Group Co Ltd – Class H	140,796
374,000	Sunac China Holdings Ltd * (c)	218,242
15,100	Vipshop Holdings Ltd ADR * (a)	175,311

	Total China	2,519,540

	Denmark — 0.5%
39	AP Moller – Maersk A/S – Class A (a)	91,108
113	AP Moller – Maersk A/S – Class B (a)	271,105
23,256	Danske Bank A/S (a)	310,535
3,514	Pandora A/S	211,109

	Total Denmark	883,857

	Finland — 0.2%
71,190	Nokia Oyj (a)	358,752

	France — 0.5%
11,613	ArcelorMittal SA	275,624
5,142	BNP Paribas SA (a)	238,950
2,417	Publicis Groupe SA (a)	118,011
11,937	Societe Generale SA (a)	263,156

	Total France	895,741

	Germany — 0.5%
1,962	Bayer AG (Registered) (a)	103,766
3,182	Bayerische Motoren Werke AG	234,445
3,994	Fresenius SE & Co KGaA (a)	98,805
5,147	HeidelbergCement AG (a)	232,425
4,416	Mercedes-Benz Group AG (a)	247,586
1,367	SAP SE (a)	116,427

	Total Germany	1,033,454

	Hong Kong — 0.2%
58,000	CK Hutchison Holdings Ltd (a)	374,544
5,500	Sun Hung Kai Properties Ltd (a)	64,615

	Total Hong Kong	439,159

	India — 0.6%
51,490	GAIL India Ltd	87,494
10,390	Hindalco Industries Ltd	56,223
30,419	Hindustan Petroleum Corp Ltd	92,121
56,680	Indian Oil Corp Ltd	50,611

See accompanying notes to the financial statements.	2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	India — continued
86,678	NTPC Ltd	177,407
189,372	Oil & Natural Gas Corp Ltd	327,115
221,209	Tata Steel Ltd	297,407

	Total India	1,088,378

	Israel — 0.9%
42,100	Teva Pharmaceutical Industries Ltd Sponsored ADR * (a)	380,584
26,684	Tower Semiconductor Ltd *	1,237,871
5,800	ZIM Integrated Shipping Services Ltd	209,322

	Total Israel	1,827,777

	Italy — 0.4%
3,938	EXOR NV (a)	237,088
22,256	Stellantis NV (a)	296,462
1,111,840	Telecom Italia SPA * (a)	229,327

	Total Italy	762,877

	Japan — 8.1%
22,100	Aeon Mall Co Ltd (a)	263,594
2,600	AGC Inc (a)	88,241
3,600	Aisin Corp	107,045
12,400	Amano Corp	229,384
42,600	Asahi Kasei Corp (a)	311,312
1,100	Astellas Pharma Inc (a)	15,596
7,100	Daiwa House Industry Co Ltd (a)	158,736
20,100	Daiwabo Holdings Co Ltd	282,951
11,900	Denka Co Ltd	285,077
9,100	ENEOS Holdings Inc (a)	34,388
20,100	EXEO Group Inc (a)	308,383
7,400	Ezaki Glico Co Ltd	192,545
17,200	Fuji Corp (a)	250,183
1,900	FUJIFILM Holdings Corp (a)	96,457
10,300	H.U. Group Holdings Inc	209,205
18,100	Haseko Corp	207,412
28,800	Honda Motor Co Ltd (a)	766,721
1,700	Honda Motor Co Ltd Sponsored ADR (a)	45,084
4,300	Idemitsu Kosan Co Ltd (a)	113,379
31,300	Inpex Corp (a)	359,782
10,600	ITOCHU Corp (a)	291,720
18,500	JFE Holdings Inc (a)	198,756
6,200	KDDI Corp (a)	189,727
18,900	Kirin Holdings Co Ltd (a)	311,127
22,600	K’s Holdings Corp (a)	208,223
13,000	Kyudenko Corp (a)	261,702
9,500	Maruichi Steel Tube Ltd	202,521
9,800	Mitsubishi Corp (a)	320,858
10,900	Mitsui OSK Lines Ltd (a)	283,984
7,100	Morinaga & Co Ltd	202,798
8,300	MS&AD Insurance Group Holdings Inc (a)	247,638
9,400	NEC Corp (a)	342,834
10,600	NH Foods Ltd	303,427
10,500	Nippon Steel Corp (a)	165,859

Shares	Description	Value ($)

	Japan — continued
14,300	Nippon Telegraph & Telephone Corp (a)	387,591
800	Nippon Yusen KK (a)	61,019
42,200	Obayashi Corp (a)	291,880
4,800	ORIX Corp (a)	78,899
49,200	Penta-Ocean Construction Co Ltd (a)	259,644
3,000	Renesas Electronics Corp * (a)	28,406
3,800	Rohm Co Ltd (a)	284,308
9,000	Sankyu Inc (a)	276,816
3,600	Sawai Group Holdings Co Ltd (a)	106,390
4,500	Secom Co Ltd (a)	286,692
21,100	Sekisui House Ltd (a)	358,798
40,400	Shimizu Corp (a)	221,532
17,600	Stanley Electric Co Ltd	324,882
8,000	Subaru Corp	145,419
18,500	SUMCO Corp (a)	251,098
60,300	Sumitomo Chemical Co Ltd (a)	237,360
20,600	Sumitomo Corp (a)	289,751
2,400	Sumitomo Electric Industries Ltd	27,491
11,400	Sumitomo Mitsui Financial Group Inc (a)	343,861
9,700	Sumitomo Mitsui Trust Holdings Inc (a)	301,701
30,600	T&D Holdings Inc	334,189
9,500	Taisei Corp (a)	288,036
18,400	Takara Holdings Inc	139,610
19,200	Takuma Co Ltd	192,901
25,900	Teijin Ltd	273,827
13,000	THK Co Ltd (a)	263,879
33,800	Tokai Carbon Co Ltd	246,731
7,900	Tokyo Seimitsu Co Ltd (a)	263,159
15,700	Toppan Inc (a)	246,563
14,600	Tosoh Corp (a)	188,776
6,000	Toyota Industries Corp (a)	335,357
11,700	Tsumura & Co	267,830
4,700	Yamaha Motor Co Ltd	97,404
7,200	Zenkoku Hosho Co Ltd	237,916

	Total Japan	15,796,365

	Netherlands — 1.0%
71,702	Aegon NV	320,438
5,400	AerCap Holdings NV *	237,870
17,779	ING Groep NV (a)	155,823
9,170	JDE Peet’s NV (a)	282,759
10,452	Koninklijke Ahold Delhaize NV (a)	287,501
7,520	Koninklijke Philips NV (a)	124,892
6,387	NN Group NV (a)	262,493
5,683	Prosus NV *	351,263

	Total Netherlands	2,023,039

	New Zealand — 0.1%
15,249	Auckland International Airport Ltd * (a)	70,325
34,163	Meridian Energy Ltd (a)	104,224
10,696	Spark New Zealand Ltd (a)	35,381

	Total New Zealand	209,930

3	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Portugal — 0.1%
38,712	EDP – Energias de Portugal SA	184,873

	South Africa — 0.1%
16,373	Bidvest Group Ltd (The)	205,100

	South Korea — 0.4%
4,998	Kia Corp	299,569
1,292	LG Corp	78,839
162	POSCO Holdings Inc	30,645
3,200	POSCO Holdings Inc Sponsored ADR (a)	150,464
60	Samsung Electronics Co Ltd GDR (Registered) (a)	65,614
2,591	SK Square Co Ltd *	77,857

	Total South Korea	702,988

	Spain — 0.4%
68,961	Banco Bilbao Vizcaya Argentaria SA (a)	309,441
110,304	Banco Santander SA (a)	267,013
32,365	Telefonica SA (a)	133,571

	Total Spain	710,025

	Sweden — 1.7%
18,459	Fastighets AB Balder – Class B* (a)	101,934
2,356	Industrivarden AB – A Shares (a)	52,214
6,997	Industrivarden AB – C Shares (a)	153,500
9,682	Investor AB – A Shares (a)	160,922
14,877	Investor AB – B Shares (a)	234,479
11,059	Kinnevik AB – Class B* (a)	157,381
7,327	Skanska AB – B Shares (a)	108,239
3,739	Svenska Cellulosa AB SCA – Class B (a)	56,023
220,238	Swedish Match AB (a)	2,211,000

	Total Sweden	3,235,692

	Switzerland — 0.4%
7,611	Adecco Group AG (Registered) * (a)	241,273
4,624	Logitech International SA (Registered) (a)	230,071
927	Roche Holding AG – Genusschein (a)	298,718

	Total Switzerland	770,062

	Taiwan — 1.5%
2,000	Hon Hai Precision Industry Co Ltd	7,122
70,000	Ruentex Development Co Ltd	144,344
36,141	Silicon Motion Technology Corp (a)	2,786,832

	Total Taiwan	2,938,298

	United Kingdom — 0.8%
6,325	Berkeley Group Holdings Plc	267,757
175,605	BT Group Plc (a)	307,186
4,965	Coca-Cola HBC AG *	113,298
68,574	Kingfisher Plc (a)	184,208
135,110	M&G Plc (a)	306,623
95,202	Taylor Wimpey Plc	119,434
2,336	Unilever Plc (a)	106,369

Shares	Description	Value ($)

	United Kingdom — continued
2,300	Vodafone Group Plc Sponsored ADR (a)	30,866
5,600	WPP Plc (a)	48,233

	Total United Kingdom	1,483,974

	United States — 35.2%
38,271	Activision Blizzard, Inc. (a)	3,003,891
3,700	Aflac, Inc.	219,854
600	Akamai Technologies, Inc. * (a)	54,168
4,745	Alleghany Corp. *	3,991,399
7,300	Ally Financial, Inc. (a)	242,360
800	AppLovin Corp. – Class A* (a)	19,704
1,400	Arch Capital Group Ltd. * (a)	64,008
3,400	Arrow Electronics, Inc. *	356,354
3,900	AT&T, Inc. (a)	68,406
3,500	Best Buy Co., Inc.	247,415
1,500	Biogen, Inc. * (a)	293,070
700	Bio-Rad Laboratories, Inc. – Class A*	339,528
8,400	BorgWarner, Inc.	316,680
3,000	Capital One Financial Corp. (a)	317,460
8,100	Carrier Global Corp. (a)	316,872
4,100	CBRE Group, Inc. – Class A* (a)	323,736
4,700	Centene Corp. * (a)	421,778
105,691	Change Healthcare, Inc. * (a)	2,596,828
1,500	Cigna Corp. (a)	425,175
6,700	Citigroup, Inc. (a)	327,027
16,800	Cleveland-Cliffs, Inc. * (a)	290,136
4,300	Cognizant Technology Solutions Corp. – Class A (a)	271,631
8,000	Comcast Corp. – Class A (a)	289,520
22,734	Cowen, Inc. – Class A (a)	874,122
3,600	CVS Health Corp. (a)	353,340
3,500	Dell Technologies, Inc. – Class C (a)	134,015
2,700	Discover Financial Services (a)	271,323
16,500	DISH Network Corp. – Class A* (a)	286,275
4,300	DR Horton, Inc. (a)	305,945
57,281	Duke Realty Corp. (REIT) (a)	3,370,987
7,100	eBay, Inc. (a)	313,323
1,000	FedEx Corp. (a)	210,810
7,400	Fidelity National Financial, Inc. (a)	289,340
118,985	First Horizon Corp. (a)	2,691,441
54,085	Flagstar Bancorp, Inc. (a)	2,083,895
21,800	Ford Motor Co. (a)	332,232
2,300	Fortune Brands Home & Security, Inc. (a)	141,289
51,589	Fox Corp. – Class B (a)	1,631,244
12,000	Franklin Resources, Inc. (a)	312,840
300	Garmin Ltd. (a)	26,547
9,200	General Motors Co. * (a)	351,532
5,500	Gilead Sciences, Inc. (a)	349,085
1,000	Goldman Sachs Group, Inc. (The) (a)	332,670
7,008	HEICO Corp.	859,041
600	Henry Schein, Inc. * (a)	44,046
10,600	HP, Inc. (a)	304,326
3,500	IAC, Inc. *	224,945
4,400	Incyte Corp. * (a)	309,892

See accompanying notes to the financial statements.	4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
8,900	Intel Corp. (a)	284,088
3,200	International Business Machines Corp. (a)	411,040
15,100	Invesco Ltd. (a)	248,697
2,500	Jazz Pharmaceuticals Plc * (a)	388,050
22,200	Kinder Morgan, Inc. (a)	406,704
2,800	Knight-Swift Transportation Holdings, Inc. (a)	141,428
1,600	Kroger Co. (The) (a)	76,704
1,600	Laboratory Corp. of America Holdings (a)	360,432
4,200	Lennar Corp. – Class A (a)	325,290
10,856	LHC Group, Inc. * (a)	1,752,918
22,294	Liberty Broadband Corp. – Class C* (a)	2,267,300
42,153	Liberty Global Plc – Class A* (a)	851,491
12,500	Liberty Global Plc – Class C*	266,375
6,000	Lincoln National Corp.	276,360
1,300	LKQ Corp. (a)	69,186
26,600	Lumen Technologies, Inc. (a)	264,936
3,900	LyondellBasell Industries NV – Class A (a)	323,700
2,100	Meta Platforms, Inc. – Class A* (a)	342,153
4,500	MetLife, Inc. (a)	289,485
5,600	Micron Technology, Inc. (a)	316,568
2,400	Mohawk Industries, Inc. * (a)	264,864
7,500	Molson Coors Brewing Co. – Class B (a)	387,525
800	Netflix, Inc. * (a)	178,848
7,000	NRG Energy, Inc. (a)	288,960
600	Nucor Corp. (a)	79,764
10	NVR, Inc. * (a)	41,401
4,700	Oracle Corp. (a)	348,505
10,500	Paramount Global – Class B (a)	245,595
3,800	PayPal Holdings, Inc. * (a)	355,072
153,945	Pershing Square Tontine Holdings Ltd. (c)	15,394
800	Pfizer, Inc. (a)	36,184
0	Philip Morris International, Inc.	—
14,158	PNM Resources, Inc. (a)	671,514
3,700	Prudential Financial, Inc. (a)	354,275
7,400	PulteGroup, Inc. (a)	300,884
2,000	Quest Diagnostics, Inc. (a)	250,620
600	Regeneron Pharmaceuticals, Inc. * (a)	348,636
43,138	Resolute Forest Products, Inc. *	873,976
8,207	Rogers Corp. * (a)	2,056,018
700	Skyworks Solutions, Inc. (a)	68,985
64,498	South Jersey Industries, Inc. (a)	2,183,257
50,915	Sportsman’s Warehouse Holdings, Inc. *	405,283
1,600	SS&C Technologies Holdings, Inc. (a)	89,216
600	Stanley Black & Decker, Inc. (a)	52,860
4,100	Steel Dynamics, Inc. (a)	330,952
78,103	Switch, Inc. – Class A (a)	2,651,597
9,800	Synchrony Financial (a)	320,950
167,015	TEGNA, Inc. (a)	3,574,121
39,027	Terminix Global Holdings, Inc. *	1,664,502
4,700	Textron, Inc. (a)	293,186
4,300	Tyson Foods, Inc. – Class A (a)	324,134
139,369	Umpqua Holdings Corp. (a)	2,472,406
200	United Parcel Service, Inc. – Class B (a)	38,902

Shares / Par Value	Description	Value ($)

	United States — continued
3,000	Universal Health Services, Inc. – Class B (a)	293,520
6,900	Verizon Communications, Inc. (a)	288,489
1,200	Vertex Pharmaceuticals, Inc. * (a)	338,112
31,800	Viatris, Inc. (a)	303,690
17,548	VMware, Inc. – Class A (a)	2,036,094
6,800	Walgreens Boots Alliance, Inc. (a)	238,408
3,943	Warner Bros Discovery, Inc. * (a)	52,205
19,700	Western Union Co. (The) (a)	291,954
6,400	Western Digital Corp. * (a)	270,464
700	Westlake Corp. (a)	69,041
1,900	Whirlpool Corp. (a)	297,540
6,308	Willis Towers Watson Plc (a)	1,304,684
24,954	Zogenix, Inc. (c)	18,715
3,300	Zoom Video Communications, Inc. – Class A* (a)	265,320

	Total United States	68,501,032

	TOTAL COMMON STOCKS (COST $128,064,743)	115,868,681

	PREFERRED STOCKS (d) — 0.2%

	Brazil — 0.1%
19,700	Petroleo Brasileiro SA Sponsored ADR (a)	250,978

	Germany — 0.1%
2,200	Bayerische Motoren Werke AG (a)	152,953
223	Volkswagen AG (a)	31,719

	Total Germany	184,672

	TOTAL PREFERRED STOCKS (COST $439,565)	435,650

	RIGHTS/WARRANTS — 0.2%

	United States — 0.2%
195,149	Bristol-Myers Squibb Co. CVR * (c)	361,026

	TOTAL RIGHTS/WARRANTS (COST $284,429)	361,026

	INVESTMENT FUNDS — 1.9%

	United States — 1.9%
1,000,824	Altaba, Inc. (c)	3,753,090

	TOTAL INVESTMENT FUNDS (COST $3,301,440)	3,753,090

	DEBT OBLIGATIONS — 29.6%

	United States — 29.6%
	U.S. Government — 22.9%
3,550,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.95%, due 01/31/23 (a)	3,553,188
16,025,000	U.S. Treasury Note, 0.13%, due 02/28/23	15,778,991

5	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value / Shares	Description(e)	Value ($)

	United States — continued
	U.S. Government — continued
6,025,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a)	5,898,616
5,050,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	4,913,689
400,000	U.S. Treasury Note, 0.13%, due 07/31/23	388,000
3,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 10/31/23	3,502,719
10,650,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24 (a)	10,635,888

	Total U.S. Government	44,671,091

	U.S. Government Agency — 6.7%
13,000,000	Federal Home Loan Banks, 1.00%, due 03/02/23	13,000,435

	Total United States	57,671,526

	TOTAL DEBT OBLIGATIONS (COST $58,077,628)	57,671,526

	MUTUAL FUNDS — 3.1%

	United States — 3.1%
	Affiliated Issuers — 3.1%

256,058	GMO Emerging Markets Fund, Class VI	6,007,107

	TOTAL MUTUAL FUNDS (COST $8,893,542)	6,007,107

Shares / Par Value	Description	Value ($)

	SHORT-TERM INVESTMENTS — 38.3%

	Money Market Funds — 0.4%
635,080	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (f)	746,330

	Repurchase Agreements — 26.2%
51,017,820	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/22, maturing on 09/01/22 with a maturity value of $51,021,009 and an effective yield of 2.25%, collateralized by a U.S. Treasury Note with maturity date 02/15/28 and a market value of $52,059,000.	51,017,820

	U.S. Government — 11.7%

23,000,000	U.S. Treasury Bill, 3.30%, due 02/23/23 (g)	22,640,265

	TOTAL SHORT-TERM INVESTMENTS (COST $74,414,758)	74,404,415

PURCHASED OPTIONS — 0.0%

		Exercise	Expiration	Number of	Notional	Value
Description		Price	Date	Contracts	Amount	($)

Equity Options – Puts — 0.0%
VMware, Inc.		110.00	10/21/22	91	USD 1,055,873	19,565

	TOTAL PURCHASED OPTIONS (COST $16,476)					19,565

	TOTAL INVESTMENTS — 132.9% (Cost $273,492,581)					258,521,060

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (31.6)%

	Common Stocks — (31.4)%

	Australia — (0.6)%
(43,655)	APA Group	(329,195)
(4,663)	ASX Ltd	(248,222)
(1,027)	Cochlear Ltd	(149,508)
(487)	Domino’s Pizza Enterprises Ltd	(20,991)
(3,773)	IDP Education Ltd	(74,277)
(85,949)	Qantas Airways Ltd*	(308,877)

	Total Australia	(1,131,070)

Shares	Description	Value ($)

	Austria — (0.2)%
(3,765)	Verbund AG	(359,775)

	Belgium — (0.1)%
(5,656)	Anheuser-Busch InBev SA/NV	(273,154)

	Canada — (1.2)%
(200)	Agnico Eagle Mines Ltd	(8,242)
(12,600)	Algonquin Power & Utilities Corp	(172,746)
(15,200)	AltaGas Ltd	(327,760)
(7,100)	Brookfield Renewable Corp – Class A	(272,569)
(7,900)	Enbridge Inc	(325,638)
(2,500)	Franco-Nevada Corp	(300,500)

See accompanying notes to the financial statements.	6

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
(13,500)	Pan American Silver Corp	(200,880)
(10,800)	Pembina Pipeline Corp	(381,456)
(5,600)	Restaurant Brands International Inc	(330,400)
(1,100)	Ritchie Bros Auctioneers Inc	(76,274)

	Total Canada	(2,396,465)

	France — (0.8)%
(10,681)	Accor SA*	(254,754)
(2,282)	Aeroports de Paris*	(312,475)
(20,049)	Getlink SE	(377,543)
(240)	Hermes International	(307,384)
(313)	Sartorius Stedim Biotech	(114,483)
(2,397)	Ubisoft Entertainment SA*	(110,538)
(1,369)	Wendel SE	(107,565)

	Total France	(1,584,742)

	Germany — (0.8)%
(7,435)	Delivery Hero SE*	(308,562)
(477)	MTU Aero Engines AG	(84,125)
(3,042)	Puma SE	(185,938)
(1,701)	QIAGEN NV*	(77,151)
(274)	Rational AG	(147,785)
(1,574)	Scout24 SE	(90,683)
(2,908)	Symrise AG – Class A	(304,276)
(130,794)	Telefonica Deutschland Holding AG	(339,534)
(2,391)	Zalando SE*	(55,358)

	Total Germany	(1,593,412)

	Israel — (0.2)%
(2,500)	CyberArk Software Ltd*	(360,700)
(1,600)	Kornit Digital Ltd*	(49,728)
(800)	Wix.com Ltd*	(50,632)

	Total Israel	(461,060)

	Italy — (0.5)%
(7,521)	Amplifon SPA	(196,004)
(1,437)	Ferrari NV (b)	(277,402)
(200)	Ferrari NV (b)	(38,932)
(25,513)	FinecoBank Banca Fineco SPA	(275,854)
(26,970)	Infrastrutture Wireless Italiane SPA	(249,956)

	Total Italy	(1,038,148)

	Japan — (2.7)%
(9,100)	Aeon Co Ltd	(177,502)
(15,700)	ANA Holdings Inc*	(301,854)
(13,600)	Asahi Intecc Co Ltd	(241,911)
(3,100)	East Japan Railway Co	(160,570)
(100)	Fast Retailing Co Ltd	(58,473)
(3,500)	GMO Payment Gateway Inc	(277,565)
(17,200)	Japan Airlines Co Ltd*	(314,593)
(6,200)	Japan Exchange Group Inc	(92,394)
(5,600)	Keio Corp	(213,082)

Shares	Description	Value ($)

	Japan — continued
(1,200)	Keisei Electric Railway Co Ltd	(33,475)
(3,800)	Kintetsu Group Holdings Co Ltd	(129,035)
(2,400)	Lasertec Corp	(332,274)
(1,900)	LIXIL Corp	(33,040)
(10,600)	M3 Inc	(339,538)
(20,300)	MonotaRO Co Ltd	(364,228)
(2,900)	Nidec Corp	(192,653)
(15,600)	Nihon M&A Center Inc	(193,335)
(26,800)	Nippon Paint Holdings Co Ltd	(206,691)
(2,400)	Nissin Foods Holdings Co Ltd	(171,711)
(14,100)	Odakyu Electric Railway Co Ltd	(192,621)
(2,200)	ORIENTAL LAND CO LTD	(327,992)
(60,400)	Rakuten Group Inc	(293,137)
(1,900)	Shiseido Co Ltd	(71,770)
(5,000)	Tobu Railway Co Ltd	(118,131)
(13,700)	Tokyu Corp	(162,862)
(8,600)	West Japan Railway Co	(334,698)

	Total Japan	(5,335,135)

	Netherlands — (0.5)%
(218)	Adyen NV*	(336,405)
(1,140)	IMCD NV	(157,270)
(10,178)	Just Eat Takeaway.com NV*	(169,315)
(14,244)	Universal Music Group NV	(282,857)

	Total Netherlands	(945,847)

	New Zealand — (0.2)%
(5,443)	Xero Ltd*	(320,207)

	Norway — (0.2)%
(8,389)	Aker BP ASA	(293,874)

	Peru — (0.1)%
(4,300)	Southern Copper Corp	(202,401)

	Singapore — (0.3)%
(7,200)	City Developments Ltd	(41,805)
(71,400)	Singapore Airlines Ltd*	(271,095)
(28,300)	Singapore Exchange Ltd	(192,044)

	Total Singapore	(504,944)

	South Africa — (0.7)%
(162,134)	Gold Fields Ltd – Sponsored ADR	(1,311,664)

	Spain — (0.4)%
(643)	Aena SME SA*	(78,974)
(8,628)	Cellnex Telecom SA	(335,998)
(14,827)	Ferrovial SA	(371,795)

	Total Spain	(786,767)

	Sweden — (0.2)%
(26,596)	Embracer Group AB – Class B*	(165,014)
(89)	Epiroc AB – Class B	(1,212)

7	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
(3,168)	Evolution AB	(253,450)

	Total Sweden	(419,676)

	Switzerland — (0.3)%
(6)	Chocoladefabriken Lindt & Spruengli AG	(63,458)
(282)	Partners Group Holding AG	(272,202)
(168)	Sika AG (Registered)	(37,799)
(1,861)	Straumann Holding AG (Registered)	(203,933)

	Total Switzerland	(577,392)

	United Kingdom — (1.9)%
(3,262)	Admiral Group Plc	(80,241)
(44,789)	Auto Trader Group Plc	(338,187)
(658)	Croda International Plc	(51,288)
(3,877)	Halma Plc	(93,261)
(18,955)	Hargreaves Lansdown Plc	(179,450)
(55,219)	Informa Plc*	(349,351)
(3,075)	InterContinental Hotels Group Plc	(166,930)
(11,387)	Land Securities Group Plc (REIT)	(85,886)
(3,989)	London Stock Exchange Group Plc	(374,174)
(27,924)	Ocado Group Plc*	(234,677)
(4,680)	Prudential Plc	(49,117)
(207,219)	Rentokil Initial Plc	(1,251,493)
(289,398)	Rolls-Royce Holdings Plc*	(257,917)
(1,085)	Spirax-Sarco Engineering Plc	(132,453)

	Total United Kingdom	(3,644,425)

	United States — (19.5)%
(15,600)	AES Corp. (The)	(397,020)
(1,800)	Alnylam Pharmaceuticals, Inc.*	(372,006)
(5,700)	Altria Group, Inc.	(257,184)
(800)	American Tower Corp. (REIT)	(203,240)
(6,505)	Aon Plc – Class A	(1,816,586)
(8,300)	Aramark	(296,393)
(2,100)	Arthur J Gallagher & Co.	(381,297)
(1,400)	Autodesk, Inc.*	(282,436)
(2,400)	Bill.Com Holdings, Inc.*	(388,512)
(2,500)	BioMarin Pharmaceutical, Inc.*	(223,000)
(900)	Bio-Techne Corp.	(298,629)
(2,100)	Boeing Co. (The)*	(336,525)
(1,705)	Broadcom, Inc.	(850,983)
(1,700)	Burlington Stores, Inc.*	(238,323)
(7,100)	Caesars Entertainment, Inc.*	(306,152)
(1,900)	Carnival Corp.*	(17,974)
(8,100)	Carvana Co. – Class A*	(267,219)
(2,100)	Catalent, Inc.*	(184,800)
(5,900)	Ceridian HCM Holding, Inc.*	(351,876)
(5,474)	Charter Communications, Inc. – Class A*	(2,258,737)
(200)	Chipotle Mexican Grill, Inc. – Class A*	(319,360)
(52)	Citizens Financial Group, Inc.	(1,907)
(14,500)	Clarivate Plc*	(169,215)
(4,500)	Cloudflare, Inc. – Class A*	(281,565)
(1,500)	CME Group, Inc.	(293,415)

Shares	Description	Value ($)

	United States — continued
(83,038)	Columbia Banking System, Inc.	(2,486,988)
(100)	Costco Wholesale Corp.	(52,210)
(5,300)	Coupa Software, Inc.*	(309,520)
(1,200)	Crown Castle, Inc. (REIT)	(204,996)
(200)	Delta Air Lines, Inc.*	(6,214)
(4,100)	Dexcom, Inc.*	(337,061)
(2,400)	Diamondback Energy, Inc.	(319,872)
(2,100)	DocuSign, Inc. – Class A*	(122,262)
(3,000)	Dominion Energy, Inc.	(245,400)
(1,200)	Dynatrace, Inc.*	(45,816)
(200)	Equinix, Inc. (REIT)	(131,474)
(2,500)	Equity LifeStyle Properties, Inc. (REIT)	(175,250)
(7,600)	Exact Sciences Corp.*	(270,180)
(5,500)	Fastenal Co.	(276,815)
(5,500)	Fortinet, Inc.*	(267,795)
(35,822)	Fox Corp. – Class A	(1,224,396)
(800)	Gartner, Inc.*	(228,256)
(1)	Goldman Sachs Group, Inc. (The)	(333)
(4,300)	Guidewire Software, Inc.*	(308,353)
(5,649)	HEICO Corp.	(860,343)
(1,500)	Hess Corp.	(181,170)
(1,000)	HubSpot, Inc.*	(337,040)
(700)	IDEXX Laboratories, Inc.*	(243,334)
(4,000)	Ingersoll Rand, Inc.	(189,480)
(1,600)	Insulet Corp.*	(408,752)
(1,800)	IQVIA Holdings, Inc.*	(382,788)
(3,700)	Iron Mountain, Inc. (REIT)	(194,657)
(33,057)	Liberty Global Plc – Class C*	(704,445)
(6,300)	Liberty Media Corp.-Liberty Formula One – Class C*	(401,184)
(1,100)	Linde Plc*	(311,146)
(3,800)	Live Nation Entertainment, Inc.*	(343,368)
(3)	M&T Bank Corp.	(545)
(1,100)	MarketAxess Holdings, Inc.	(273,449)
(1,800)	Marriott International, Inc. – Class A	(276,732)
(700)	Marvell Technology, Inc.	(32,774)
(6,108)	MaxLinear, Inc.*	(219,460)
(1,200)	MongoDB, Inc. – Class A*	(387,432)
(500)	Monolithic Power Systems, Inc.	(226,590)
(600)	Moody’s Corp.	(170,712)
(700)	MSCI, Inc. – Class A	(314,468)
(217,157)	New York Community Bancorp, Inc.	(2,125,967)
(10,500)	NiSource, Inc.	(309,855)
(5,600)	Novocure Ltd.*	(459,928)
(3,400)	Okta, Inc.*	(310,760)
(5,000)	ONEOK, Inc.	(306,150)
(13,100)	Palantir Technologies, Inc. – Class A*	(101,132)
(600)	Palo Alto Networks, Inc.*	(334,086)
(2,400)	Paychex, Inc.	(296,016)
(5,400)	Peloton Interactive, Inc. – Class A*	(55,026)
(3,200)	Philip Morris International, Inc.	(305,568)
(27,210)	Prologis, Inc. (REIT)	(3,387,917)
(200)	PTC, Inc.*	(22,978)
(100)	Public Storage (REIT)	(33,083)

See accompanying notes to the financial statements.	8

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(1,100)	RingCentral, Inc. – Class A*	(47,344)
(6,100)	ROBLOX Corp. – Class A*	(238,571)
(3,000)	Roku, Inc.*	(204,000)
(8,100)	Rollins, Inc.	(273,456)
(7,400)	Royal Caribbean Cruises Ltd.*	(302,290)
(100)	S&P Global, Inc.	(35,218)
(2,200)	Seagen, Inc.*	(339,438)
(700)	ServiceNow, Inc.*	(304,234)
(1,000)	Sherwin-Williams Co. (The)	(232,100)
(1,700)	Simon Property Group, Inc. (REIT)	(173,366)
(11,300)	Snap, Inc. – Class A*	(122,944)
(1,100)	Starbucks Corp.	(92,477)
(3,800)	Sysco Corp.	(312,436)
(7,100)	Teladoc Health, Inc.*	(220,526)
(1,500)	Tesla, Inc.*	(413,415)
(500)	TransDigm Group, Inc.*	(300,195)
(3,500)	Twilio, Inc. – Class A*	(243,530)
(9,800)	Uber Technologies, Inc.*	(281,848)
(4,100)	UDR, Inc. (REIT)	(183,967)
(1,400)	Vail Resorts, Inc.	(314,552)
(100)	Waste Connections, Inc.	(13,918)
(1,300)	Wayfair, Inc. – Class A*	(68,523)
(11,900)	Williams Cos, Inc. (The)	(404,957)
(2,888)	Zillow Group, Inc. – Class C*	(96,632)
(400)	Zoetis, Inc.	(62,612)
(200)	ZoomInfo Technologies, Inc. – Class A*	(9,084)
(1,800)	Zscaler, Inc.*	(286,632)

	Total United States	(37,894,145)

	TOTAL COMMON STOCKS (PROCEEDS $73,283,561)	(61,074,303)

	PREFERRED STOCKS (d) — (0.2)%
	Germany — (0.2)%
(810)	Sartorius AG	(337,466)

	TOTAL PREFERRED STOCKS (PROCEEDS $378,658)	(337,466)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $73,662,219)	(61,411,769)

	Other Assets and Liabilities (net) — (1.0%)	(2,515,271)

	TOTAL NET ASSETS — 100.0%	$194,594,020

9	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/09/2022	JPM	AUD	1,110,000	USD	764,700	4,463
09/09/2022	BOA	CAD	1,646,325	USD	1,273,458	19,963
10/03/2022	DB	CAD	5,770,217	USD	4,502,744	110,324
09/09/2022	MSCI	CAD	99,144	USD	76,713	1,226
09/19/2022	MSCI	CAD	416,430	USD	323,565	6,529
10/24/2022	MSCI	CAD	1,157,042	USD	894,662	13,961
09/09/2022	SSB	CAD	5,482,526	USD	4,369,967	195,629
09/16/2022	JPM	CHF	1,190,000	USD	1,253,983	35,278
09/30/2022	UBSA	CHF	5,857,062	USD	6,111,273	106,027
09/16/2022	MSCI	CLP	325,903,500	USD	367,671	5,004
09/16/2022	JPM	COP	3,200,000,000	USD	792,140	71,174
11/18/2022	JPM	CZK	12,170,976	USD	498,896	4,193
11/18/2022	MSCI	CZK	2,400,000	USD	99,074	1,523
09/30/2022	BCLY	EUR	1,050,000	USD	1,078,450	21,313
09/30/2022	DB	EUR	3,240,000	USD	3,436,086	174,064
09/30/2022	JPM	EUR	740,916	USD	754,678	8,726
09/30/2022	SSB	EUR	462,601	USD	473,876	8,130
10/18/2022	SSB	EUR	1,953,100	USD	1,991,379	22,569
09/30/2022	UBSA	EUR	1,171,796	USD	1,202,390	22,629
09/21/2022	BOA	GBP	340,000	USD	407,311	12,192
09/21/2022	BCLY	GBP	230,000	USD	272,538	5,252
09/21/2022	JPM	GBP	550,000	USD	667,571	28,408
10/18/2022	MSCI	GBP	1,932,224	USD	2,328,446	81,762
09/19/2022	UBSA	GBP	2,591,850	USD	3,066,369	54,457
11/30/2022	JPM	ILS	1,117,605	USD	345,265	8,144
11/30/2022	MSCI	ILS	250,000	USD	75,770	359
09/13/2022	BCLY	JPY	141,524,614	USD	1,077,013	57,476
10/11/2022	BCLY	JPY	42,686,280	USD	312,829	4,590
10/11/2022	JPM	JPY	159,640,459	USD	1,187,304	34,537
10/11/2022	MSCI	JPY	145,951,016	USD	1,081,777	27,862
10/11/2022	UBSA	JPY	88,650,370	USD	670,291	30,144
11/04/2022	MSCI	KRW	141,169,825	USD	108,090	2,860
11/30/2022	MSCI	NZD	6,930,000	USD	4,303,669	64,240
09/19/2022	SSB	NZD	904,417	USD	553,805	469
09/02/2022	BCLY	PHP	29,974,970	USD	539,977	6,188
10/03/2022	BCLY	PHP	30,163,090	USD	535,652	228
09/02/2022	CITI	PHP	6,500,000	USD	116,260	509
10/19/2022	DB	PLN	650,000	USD	139,645	2,437
10/19/2022	MSCI	PLN	800,000	USD	171,914	3,042
09/30/2022	BOA	RON	350,000	USD	72,511	179
09/21/2022	BOA	SGD	110,000	USD	79,946	1,226
09/21/2022	JPM	SGD	90,000	USD	64,756	349
09/21/2022	MSCI	SGD	775,848	USD	558,105	2,875
11/18/2022	BCLY	THB	30,052,251	USD	852,254	24,022
09/12/2022	BCLY	TWD	1,500,000	USD	49,616	233
09/12/2022	JPM	TWD	23,743,349	USD	791,894	10,207
10/04/2022	MSCI	USD	781,260	BRL	4,189,119	17,675
09/16/2022	MSCI	USD	105,319	CLP	100,000,000	5,962
09/16/2022	JPM	USD	94,198	COP	440,000,000	4,935

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/04/2022	MSCI	USD	843,982	IDR	12,614,143,000	3,225
10/24/2022	MSCI	USD	787,250	MXN	16,418,725	19,639
10/18/2022	JPM	USD	2,938,196	NOK	30,327,768	115,987
09/16/2022	JPM	USD	81,311	PEN	320,000	1,746
09/16/2022	MSCI	USD	206,639	PEN	800,000	1,003
09/02/2022	BCLY	USD	536,700	PHP	30,163,090	440
09/21/2022	MSCI	USD	113,936	SGD	160,000	567
09/19/2022	DB	AUD	4,960,501	USD	3,354,350	(40,747)
10/04/2022	GS	BRL	900,000	USD	162,766	(8,879)
10/04/2022	JPM	BRL	500,000	USD	93,298	(2,061)
09/19/2022	SSB	CAD	4,037,253	USD	3,073,522	(119)
09/16/2022	JPM	CHF	2,967,275	USD	3,015,050	(23,802)
11/18/2022	CITI	CZK	4,200,000	USD	169,395	(1,319)
09/30/2022	BCLY	EUR	450,656	USD	452,629	(1,091)
09/30/2022	JPM	EUR	324,952	USD	322,688	(4,473)
09/30/2022	SSB	EUR	644,526	USD	645,065	(3,842)
09/30/2022	UBSA	EUR	734,839	USD	737,558	(2,275)
11/16/2022	BOA	HUF	30,000,000	USD	71,755	(2,103)
11/16/2022	CITI	HUF	60,000,000	USD	147,621	(96)
11/16/2022	MSCI	HUF	25,000,000	USD	60,584	(965)
11/25/2022	GS	INR	2,000,000	USD	24,832	(137)
11/25/2022	JPM	INR	55,926,936	USD	694,520	(3,683)
10/03/2022	CITI	PHP	4,000,000	USD	70,925	(79)
10/19/2022	BOA	PLN	450,000	USD	92,566	(2,424)
10/19/2022	DB	PLN	500,000	USD	104,521	(1,024)
10/19/2022	MSCI	PLN	107,005	USD	22,232	(356)
09/30/2022	DB	RON	700,000	USD	143,923	(740)
09/30/2022	GS	RON	350,000	USD	71,211	(1,121)
09/30/2022	MSCI	RON	1,391,896	USD	283,916	(3,737)
09/19/2022	BCLY	USD	1,576,724	AUD	2,268,928	(23,812)
11/09/2022	BCLY	USD	2,304,307	AUD	3,311,000	(36,609)
09/19/2022	DB	USD	1,048,771	AUD	1,518,717	(9,321)
11/09/2022	JPM	USD	527,139	AUD	750,000	(13,465)
09/19/2022	JPM	USD	655,871	AUD	938,516	(13,526)
09/19/2022	SSB	USD	650,993	AUD	917,481	(23,045)
10/04/2022	GS	USD	115,337	BRL	600,000	(907)
10/04/2022	JPM	USD	68,775	BRL	350,000	(2,024)
10/03/2022	BCLY	USD	9,349,073	CAD	12,011,502	(205,645)
09/09/2022	BBH	USD	1,901,834	CAD	2,451,951	(34,944)
09/19/2022	JPM	USD	907,497	CAD	1,168,392	(17,976)
10/24/2022	JPM	USD	339,977	CAD	443,857	(2,128)
09/19/2022	MSCI	USD	1,061,346	CAD	1,367,825	(19,994)
10/24/2022	MSCI	USD	591,249	CAD	773,144	(2,758)
09/19/2022	SSB	USD	2,130,751	CAD	2,734,444	(48,963)
10/24/2022	SSB	USD	555,929	CAD	723,210	(5,446)
10/24/2022	UBSA	USD	1,086,579	CAD	1,409,582	(13,654)
09/30/2022	BCLY	USD	659,801	CHF	626,172	(17,786)
09/30/2022	DB	USD	782,277	CHF	744,324	(19,121)
09/16/2022	JPM	USD	2,590,035	CHF	2,490,000	(39,971)

See accompanying notes to the financial statements.	10

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/30/2022	UBSA	USD	765,196	CHF	732,014	(14,661)
09/16/2022	MSCI	USD	56,085	CLP	50,000,000	(445)
09/16/2022	JPM	USD	1,485,327	COP	5,775,101,500	(184,186)
09/16/2022	MSCI	USD	162,395	COP	640,000,000	(18,202)
09/30/2022	BCLY	USD	266,616	EUR	261,714	(3,124)
09/30/2022	SSB	USD	1,030,310	EUR	1,011,665	(11,769)
10/18/2022	BOA	USD	2,285,147	GBP	1,932,224	(38,463)
09/19/2022	BCLY	USD	1,409,454	GBP	1,196,461	(19,081)
09/21/2022	DB	USD	447,359	GBP	370,000	(17,377)
09/19/2022	DB	USD	346,345	GBP	285,078	(15,064)
09/21/2022	JPM	USD	2,434,353	GBP	2,070,000	(28,775)
09/19/2022	SSB	USD	216,028	GBP	177,308	(9,984)
09/19/2022	UBSA	USD	409,685	GBP	339,701	(14,928)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/16/2022	MSCI	USD	280,247	HUF	109,520,539	(10,613)
09/15/2022	BOA	USD	2,904,165	JPY	390,861,155	(87,959)
09/13/2022	DB	USD	3,907,634	JPY	526,670,191	(113,528)
10/11/2022	MSCI	USD	9,989,743	JPY	1,338,284,786	(325,956)
09/13/2022	SSB	USD	377,758	JPY	52,053,550	(2,766)
11/04/2022	CITI	USD	84,493	KRW	110,000,000	(2,498)
09/02/2022	BCLY	USD	113,611	PHP	6,311,880	(1,210)
11/08/2022	BCLY	USD	611,749	SEK	6,210,293	(27,339)
09/21/2022	SSB	USD	259,391	SGD	360,000	(1,760)
11/30/2022	DB	USD	47,095	ZAR	800,000	(764)
11/30/2022	MSCI	USD	91,150	ZAR	1,543,323	(1,771)

						$(140,240)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
10	Australian Government Bond 10 Yr.	September 2022	820,821	7,140
150	CAC40 10 Euro	September 2022	9,180,973	(704,190)
22	Euro Bund	September 2022	3,271,455	(83,517)
116	FTSE 100 Index	September 2022	9,789,370	(96,898)
14	Hang Seng Index	September 2022	1,761,845	(26,855)
260	Mini MSCI Emerging Markets	September 2022	12,764,700	(577,094)
110	MSCI Singapore	September 2022	2,268,098	(58,433)
26	TOPIX Index	September 2022	3,646,022	(69,691)

			$43,503,284	$(1,609,538)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
2	Canadian Government Bond 10 Yr.	December 2022	189,729	42
2	DAX Index	September 2022	644,098	46,325
10	E-mini Russell 2000 Index	September 2022	922,300	77,520
35	FTSE Taiwan Index	September 2022	1,813,664	41,641
67	MSCI EAFE	September 2022	6,120,785	421,540
112	S&P 500 E-Mini	September 2022	22,156,400	(32,384)
15	S&P/TSX 60	September 2022	2,661,134	106,372
38	SPI 200 Futures	September 2022	4,443,652	(52,178)
71	U.S. Treasury Note 10 Yr. (CBT)	December 2022	8,300,344	42,418
16	UK Gilt Long Bond	December 2022	2,006,117	31,528

			$49,258,223	$682,824

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

11	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Calls
VMware, Inc.	115.00	10/21/22	(91)	USD 1,055,873	(56,966)

Index Options – Puts
S&P 500 Index	4,145.00	09/02/22	(9)	USD 3,559,500	(168,030)
S&P 500 Index	4,280.00	09/09/22	(8)	USD 3,164,000	(258,800)
S&P 500 Index	4,230.00	09/16/22	(8)	USD 3,164,000	(221,040)
S&P 500 Index	4,060.00	09/23/22	(9)	USD 3,559,500	(132,030)

		Total Index Options – Puts			(779,900)

				Principal/
		Exercise	Expiration	Notional	Floating	Pay/Receive	Value
Description	Counterparty	Rate	Date	Amount	Rate Index	Floating Rate	($)

Written Options on Credit Default Swaps - Puts
CDX.NA.IG.S38	BCLY	1.05%	11/16/22	USD (11,125,000)	Fixed Spread	Pay	(40,378)

					TOTAL WRITTEN OPTIONS
					(Premiums $360,629)		$(877,244)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
ITRAXX.XO.36.V1	EUR	6,675,000	5.00%	5.57%	N/A	12/20/2026	Quarterly	(237,665)	131,947	369,612
CDX.NA.HYS.37.V2	USD	4,405,500	5.00%	4.97%	N/A	12/20/2026	Quarterly	(244,505)	(2,951)	241,554
CDX.NA.IGS.38.V1	USD	11,125,000	1.00%	0.92%	N/A	06/20/2027	Quarterly	(150,932)	(37,102)	113,830
Sell Protection^:
CDX.NA.HYS.38.V2	USD	9,999,000	5.00%	5.32%	9,999,000 USD	06/20/2027	Quarterly	$103,731	$(125,558)	$(229,289)

								$(529,371)	$(33,664)	$495,707

OTC Credit Default Swaps

					Maximum
					Potential
					Amount of
					Future
					Payments by
				Implied	the Fund		Periodic	Premiums		Net Unrealized
	Counter-	Notional	Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	party	Amount	Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31.V1-5Y	CITI	USD 1,631,000	5.00%	6.44%	N/A	12/20/2023	Quarterly	(6,361)	29,556	35,917
CDX.NA.HYS.31.V1-5Y	CITI	USD 1,780,000	5.00%	6.44%	N/A	12/20/2023	Quarterly	18,334	32,256	13,922

See accompanying notes to the financial statements.	12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ Depreciation) ($)
CMBX.NA.BBB-.11	GS	USD	1,440,000	3.00%	6.00%	N/A	11/18/2054	Monthly	54,713	175,806	121,093
CMBX.NA.9.A	MLCS	USD	4,750,000	2.00%	3.26%	N/A	09/17/2058	Monthly	9,294	(167,304)	(176,598)
CMBX.NA.9.BBB	MLCS	USD	2,750,000	3.00%	9.47%	N/A	09/17/2058	Monthly	221,089	454,146	233,057
CMBX.NA.BBB-.9	CGMI	USD	666,000	3.00%	9.47%	N/A	09/17/2058	Monthly	77,753	109,986	32,233
CMBX.NA.BBB-.9	CGMI	USD	1,110,000	3.00%	9.47%	N/A	09/17/2058	Monthly	128,809	183,310	54,501
CMBX.NA.BBB-.12	GS	USD	1,260,000	3.00%	5.99%	N/A	08/17/2061	Monthly	49,804	173,976	124,172
CMBX.NA.13.BBB	CGMI	USD	1,500,000	3.00%	5.99%	N/A	12/16/2072	Monthly	65,524	234,033	168,509
CMBX.NA.13.BBB	GS	USD	576,500	3.00%	5.99%	N/A	12/16/2072	Monthly	35,495	89,946	54,451
CMBX.NA.BBB-.13	MORD	USD	1,668,750	3.00%	5.99%	N/A	12/16/2072	Monthly	226,078	260,361	34,283
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	1.49%	1,187,000 USD	12/20/2023	Quarterly	121,668	53,290	(68,378)
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,928,000	5.00%	1.49%	1,928,000 USD	12/20/2023	Quarterly	203,886	86,556	(117,330)
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,560,000	5.00%	1.49%	3,560,000 USD	12/20/2023	Quarterly	238,520	159,824	(78,696)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,388,727	5.00%	0.55%	4,388,727 USD	12/20/2024	Quarterly	756,836	424,955	(331,881)
CDX.NA.HYS.35	GS	USD	2,225,000	5.00%	2.70%	2,225,000 USD	12/20/2025	Quarterly	132,919	157,547	24,628
CDX.NA.HYS.35.V1-5Y	MSCI	USD	2,160,000	5.00%	6.00%	2,160,000 USD	12/20/2025	Quarterly	158,760	(63,974)	(222,734)
CDX.NA.HYS.37	GS	USD	11,125,000	5.00%	1.01%	11,125,000 USD	12/20/2026	Quarterly	2,081,364	1,670,468	(410,896)
ITRAXX.XO.36 35	MSCI	EUR	13,350,000	5.00%	1.55%	13,350,000 EUR	12/20/2026	Quarterly	2,319,299	1,704,094	(615,205)
CMBX.NA.9.A	CGMI	USD	1,780,000	2.00%	3.26%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(62,695)	(18,093)
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	3.26%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(39,184)	(6,088)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.51%	4,610,000 USD	11/17/2059	Monthly	42,162	(2,137)	(44,299)
CMBX.NA.AAA.13	GS	USD	1,730,000	0.50%	0.70%	1,730,000 USD	12/16/2072	Monthly	4,051	(20,897)	(24,948)

									$6,862,299	$5,643,919	$(1,218,380)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

					Periodic	Premiums		Net Unrealized
		Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
3.83%	3 Month AUD BBSW	AUD	5,200,000	09/21/2024	Quarterly	—	(9,888)	(9,888)
3.40%	3 Month CAD CDOR	CAD	13,370,000	09/21/2024	Semi-Annually	—	136,287	136,287
3.53%	3 Month CAD CDOR	CAD	83,840,000	09/21/2024	Semi-Annually	75,690	695,754	620,064
3.69%	3 Month CAD CDOR	CAD	4,000,000	09/21/2024	Semi-Annually	—	23,632	23,632

13	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

					Periodic	Premiums		Net Unrealized
		Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
3.61%	3 Month CAD CDOR	CAD	1,410,000	09/21/2024	Semi-Annually	—	10,026	10,026
3 Month CAD CDOR	3.45%	CAD	4,450,000	09/21/2024	Semi-Annually	—	(42,183)	(42,183)
3 Month CAD CDOR	3.52%	CAD	5,060,000	09/21/2024	Semi-Annually	—	(42,581)	(42,581)
3 Month CAD CDOR	3.69%	CAD	7,650,000	09/21/2024	Semi-Annually	—	(45,643)	(45,643)
3 Month CAD CDOR	3.76%	CAD	6,700,000	09/21/2024	Semi-Annually	—	(33,627)	(33,627)
3 Month CAD CDOR	3.91%	CAD	14,320,000	09/21/2024	Semi-Annually	—	(39,310)	(39,310)
3 Month CAD CDOR	3.93%	CAD	11,625,872	09/21/2024	Semi-Annually	—	(28,695)	(28,695)
3 Month CAD CDOR	3.95%	CAD	14,320,000	09/21/2024	Semi-Annually	—	(30,857)	(30,857)
3 Month CAD CDOR	3.97%	CAD	7,010,000	09/21/2024	Semi-Annually	—	(13,675)	(13,675)
3 Month CAD CDOR	3.98%	CAD	11,624,128	09/21/2024	Semi-Annually	—	(19,795)	(19,795)
3 Month CAD CDOR	4.01%	CAD	2,650,000	09/21/2024	Semi-Annually	—	(3,277)	(3,277)
CHF - SARON - OIS - COMPOUND	0.68%	CHF	5,150,000	09/21/2024	Semi-Annually	—	(56,824)	(56,824)
CHF - SARON - OIS - COMPOUND	0.89%	CHF	3,750,000	09/21/2024	Semi-Annually	—	(24,874)	(24,874)
CHF - SARON - OIS - COMPOUND	0.90%	CHF	3,000,000	09/21/2024	Semi-Annually	—	(19,286)	(19,286)
CHF - SARON - OIS - COMPOUND	1.18%	CHF	7,600,000	09/21/2024	Semi-Annually	—	(6,000)	(6,000)
CHF - SARON - OIS - COMPOUND	1.35%	CHF	26,050,000	09/21/2024	Semi-Annually	—	72,477	72,477
CHF - SARON - OIS - COMPOUND	1.42%	CHF	17,200,000	09/21/2024	Semi-Annually	—	73,906	73,906
0.84%	CHF - SARON - OIS - COMPOUND	CHF	68,190,000	09/21/2024	Annually	—	529,082	529,082
0.87%	CHF - SARON - OIS - COMPOUND	CHF	8,870,000	09/21/2024	Annually	(654)	63,375	64,029
0.72%	CHF - SARON - OIS - COMPOUND	CHF	4,500,000	09/21/2024	Semi-Annually	—	45,508	45,508
EUR - EuroSTR - COMPOUND	1.35%	EUR	39,940,000	09/21/2024	Annually	153	(503,348)	(503,501)
EUR - EuroSTR - COMPOUND	1.37%	EUR	7,290,000	09/21/2024	Annually	2,095	(89,410)	(91,505)
1.82%	EUR - EuroSTR - COMPOUND	EUR	6,051,834	09/21/2024	Annually	—	20,154	20,154
1.87%	EUR - EuroSTR - COMPOUND	EUR	6,048,166	09/21/2024	Annually	—	13,289	13,289
1.37%	EUR - EuroSTR - COMPOUND	EUR	4,050,000	09/21/2024	Annually	—	49,189	49,189
1.19%	EUR - EuroSTR - COMPOUND	EUR	3,950,000	09/21/2024	Annually	—	62,028	62,028
1.14%	EUR - EuroSTR - COMPOUND	EUR	1,500,000	09/21/2024	Annually	—	25,135	25,135
1.28%	EUR - EuroSTR - COMPOUND	EUR	2,500,000	09/21/2024	Annually	—	35,159	35,159
1.03%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	09/21/2024	Annually	—	56,859	56,859
1.13%	EUR - EuroSTR - COMPOUND	EUR	3,500,000	09/21/2024	Annually	—	59,310	59,310
1.81%	EUR - EuroSTR - COMPOUND	EUR	8,360,000	09/21/2024	Annually	—	29,585	29,585
1.79%	EUR - EuroSTR - COMPOUND	EUR	9,090,000	09/21/2024	Annually	—	35,963	35,963
GBP - SONIA - COMPOUND	2.65%	GBP	1,800,000	09/21/2024	Annually	—	(50,922)	(50,922)
GBP - SONIA - COMPOUND	2.73%	GBP	43,470,000	09/21/2024	Annually	39,021	(1,156,573)	(1,195,594)
3.28%	GBP - SONIA - COMPOUND	GBP	5,550,000	09/21/2024	Annually	—	80,491	80,491
3.27%	GBP - SONIA - COMPOUND	GBP	5,550,000	09/21/2024	Annually	—	82,139	82,139
2.84%	GBP - SONIA - COMPOUND	GBP	2,650,000	09/21/2024	Annually	—	64,063	64,063
2.67%	GBP - SONIA - COMPOUND	GBP	4,200,000	09/21/2024	Annually	—	117,754	117,754
3.13%	GBP - SONIA - COMPOUND	GBP	7,980,000	09/21/2024	Annually	—	142,864	142,864
3.08%	GBP - SONIA - COMPOUND	GBP	7,970,000	09/21/2024	Annually	—	150,227	150,227
3 Month SEK STIBOR	2.41%	SEK	125,000,000	09/21/2024	Quarterly	—	(167,714)	(167,714)
3 Month SEK STIBOR	2.54%	SEK	132,710,000	09/21/2024	Quarterly	23,023	(146,176)	(169,199)

See accompanying notes to the financial statements.	14

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

					Periodic	Premiums		Net Unrealized
		Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
3.23%	3 Month SEK STIBOR	SEK	62,000,000	09/21/2024	Quarterly	—	(8,422)	(8,422)
3.17%	3 Month SEK STIBOR	SEK	91,500,000	09/21/2024	Quarterly	—	(2,926)	(2,926)
3 Month SEK STIBOR	3.21%	SEK	25,000,000	09/21/2024	Quarterly	—	2,719	2,719
USD - SOFR - COMPOUND	2.71%	USD	4,540,000	09/21/2024	Semi-Annually	263	(73,163)	(73,426)
USD - SOFR - COMPOUND	2.95%	USD	5,070,000	09/21/2024	Semi-Annually	(1,151)	(57,769)	(56,618)
3.29%	USD - SOFR - COMPOUND	USD	4,900,000	09/21/2024	Semi-Annually	—	24,061	24,061
2.87%	USD - SOFR - COMPOUND	USD	2,500,000	09/21/2024	Semi-Annually	—	32,195	32,195
3.49%	USD - SOFR - COMPOUND	USD	4,750,000	09/21/2024	Semi-Annually	—	4,607	4,607
2.11%	EUR - EuroSTR - COMPOUND	EUR	2,500,000	12/21/2024	Annually	—	(37)	(37)
GBP - SONIA - COMPOUND	4.04%	GBP	3,000,000	12/21/2024	Annually	—	(677)	(677)
6 Month AUD BBSW	3.73%	AUD	1,400,000	09/21/2032	Semi-Annually	—	(28,468)	(28,468)
6 Month AUD BBSW	3.85%	AUD	1,500,000	09/21/2032	Semi-Annually	—	(20,153)	(20,153)
6 Month AUD BBSW	3.93%	AUD	2,350,000	09/21/2032	Semi-Annually	—	(21,095)	(21,095)
6 Month AUD BBSW	4.04%	AUD	1,980,000	09/21/2032	Semi-Annually	(1,817)	(6,390)	(4,573)
6 Month AUD BBSW	4.04%	AUD	1,800,000	09/21/2032	Semi-Annually	—	(5,708)	(5,708)
6 Month AUD BBSW	4.08%	AUD	11,980,000	09/21/2032	Semi-Annually	—	(9,769)	(9,769)
6 Month AUD BBSW	4.27%	AUD	1,200,000	09/21/2032	Semi-Annually	2,115	11,675	9,560
4.67%	6 Month AUD BBSW	AUD	3,290,000	09/21/2032	Semi-Annually	—	(106,099)	(106,099)
4.59%	6 Month AUD BBSW	AUD	1,370,000	09/21/2032	Semi-Annually	—	(38,303)	(38,303)
4.27%	6 Month AUD BBSW	AUD	2,090,000	09/21/2032	Semi-Annually	—	(21,096)	(21,096)
4.38%	6 Month AUD BBSW	AUD	1,680,000	09/21/2032	Semi-Annually	—	(27,087)	(27,087)
4.33%	6 Month AUD BBSW	AUD	2,450,000	09/21/2032	Semi-Annually	—	(32,631)	(32,631)
4.27%	6 Month AUD BBSW	AUD	1,440,000	09/21/2032	Semi-Annually	(2,178)	(14,091)	(11,913)
3.65%	6 Month AUD BBSW	AUD	1,500,000	09/21/2032	Semi-Annually	—	37,148	37,148
4.16%	6 Month AUD BBSW	AUD	1,500,000	09/21/2032	Semi-Annually	—	(5,339)	(5,339)
3.90%	3 Month CAD CDOR	CAD	2,690,174	09/21/2032	Semi-Annually	—	(57,559)	(57,559)
3.99%	3 Month CAD CDOR	CAD	2,689,826	09/21/2032	Semi-Annually	—	(71,769)	(71,769)
3.88%	3 Month CAD CDOR	CAD	1,790,000	09/21/2032	Semi-Annually	—	(35,299)	(35,299)
3.77%	3 Month CAD CDOR	CAD	1,750,000	09/21/2032	Semi-Annually	—	(22,441)	(22,441)
3.51%	3 Month CAD CDOR	CAD	1,010,000	09/21/2032	Semi-Annually	—	3,975	3,975
3.25%	3 Month CAD CDOR	CAD	1,700,000	09/21/2032	Semi-Annually	—	35,508	35,508
3.20%	3 Month CAD CDOR	CAD	1,100,000	09/21/2032	Semi-Annually	—	26,592	26,592
3.06%	3 Month CAD CDOR	CAD	1,100,000	09/21/2032	Semi-Annually	—	36,235	36,235
3.13%	3 Month CAD CDOR	CAD	1,600,000	09/21/2032	Semi-Annually	—	46,002	46,002
3.27%	3 Month CAD CDOR	CAD	1,200,000	09/21/2032	Semi-Annually	—	23,208	23,208
3.52%	3 Month CAD CDOR	CAD	1,200,000	09/21/2032	Semi-Annually	—	4,103	4,103
3.58%	3 Month CAD CDOR	CAD	1,300,000	09/21/2032	Semi-Annually	—	(1,043)	(1,043)
3 Month CAD CDOR	3.15%	CAD	2,837,000	09/21/2032	Semi-Annually	(600)	(77,726)	(77,126)
3 Month CAD CDOR	3.49%	CAD	3,030,000	09/21/2032	Semi-Annually	—	(15,830)	(15,830)
3 Month CAD CDOR	3.55%	CAD	900,000	09/21/2032	Semi-Annually	—	(1,511)	(1,511)
3 Month CAD CDOR	3.58%	CAD	19,260,000	09/21/2032	Semi-Annually	(36,829)	11,108	47,937
3.97%	CAD CDOR	CAD	1,620,000	09/21/2032	Semi-Annually	—	(41,188)	(41,188)
3.94%	CAD CDOR	CAD	3,300,000	09/21/2032	Semi-Annually	—	(78,265)	(78,265)
3.90%	CAD CDOR	CAD	3,300,000	09/21/2032	Semi-Annually	—	(69,969)	(69,969)
CHF - SARON - OIS - COMPOUND	1.27%	CHF	10,379,000	09/21/2032	Semi-Annually	22,457	(435,449)	(457,906)
CHF - SARON - OIS - COMPOUND	1.27%	CHF	900,000	09/21/2032	Semi-Annually	—	(38,447)	(38,447)

15	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

					Periodic	Premiums		Net Unrealized
		Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
CHF - SARON - OIS - COMPOUND	1.64%	CHF	12,980,000	09/21/2032	Annually	—	(93,580)	(93,580)
CHF - SARON - OIS - COMPOUND	1.64%	CHF	1,640,000	09/21/2032	Annually	—	(12,137)	(12,137)
CHF - SARON - OIS - COMPOUND	1.70%	CHF	870,000	09/21/2032	Annually	(520)	(1,456)	(936)
2.13%	CHF - SARON - OIS - COMPOUND	CHF	3,770,000	09/21/2032	Semi-Annually	—	(149,872)	(149,872)
2.08%	CHF - SARON - OIS - COMPOUND	CHF	5,730,000	09/21/2032	Semi-Annually	—	(198,254)	(198,254)
1.77%	CHF - SARON - OIS - COMPOUND	CHF	820,000	09/21/2032	Semi-Annually	—	(4,107)	(4,107)
1.60%	CHF - SARON - OIS - COMPOUND	CHF	1,120,000	09/21/2032	Semi-Annually	—	12,030	12,030
1.54%	CHF - SARON - OIS - COMPOUND	CHF	160,000	09/21/2032	Semi-Annually	—	2,574	2,574
1.63%	CHF - SARON - OIS - COMPOUND	CHF	700,000	09/21/2032	Semi-Annually	—	5,414	5,414
1.17%	CHF - SARON - OIS - COMPOUND	CHF	1,400,000	09/21/2032	Semi-Annually	—	72,835	72,835
1.73%	CHF - SARON - OIS - COMPOUND	CHF	600,000	09/21/2032	Semi-Annually	—	(1,001)	(1,001)
EUR - EuroSTR - COMPOUND	1.43%	EUR	800,000	09/21/2032	Annually	—	(49,056)	(49,056)
EUR - EuroSTR - COMPOUND	1.44%	EUR	9,664,000	09/21/2032	Annually	32,600	(586,858)	(619,458)
EUR - EuroSTR - COMPOUND	1.49%	EUR	700,000	09/21/2032	Annually	—	(39,632)	(39,632)
EUR - EuroSTR - COMPOUND	1.49%	EUR	800,000	09/21/2032	Annually	—	(44,709)	(44,709)
EUR - EuroSTR - COMPOUND	1.49%	EUR	700,000	09/21/2032	Annually	—	(39,216)	(39,216)
EUR - EuroSTR - COMPOUND	1.71%	EUR	500,000	09/21/2032	Annually	—	(18,195)	(18,195)
EUR - EuroSTR - COMPOUND	1.76%	EUR	500,000	09/21/2032	Annually	—	(15,867)	(15,867)
EUR - EuroSTR - COMPOUND	1.90%	EUR	860,000	09/21/2032	Annually	—	(16,060)	(16,060)
EUR - EuroSTR - COMPOUND	2.00%	EUR	890,000	09/21/2032	Annually	—	(8,534)	(8,534)
EUR - EuroSTR - COMPOUND	2.19%	EUR	2,010,000	09/21/2032	Annually	—	15,784	15,784
EUR - EuroSTR - COMPOUND	2.21%	EUR	1,318,645	09/21/2032	Annually	—	12,281	12,281
EUR - EuroSTR - COMPOUND	2.22%	EUR	1,840,000	09/21/2032	Annually	—	19,322	19,322
EUR - EuroSTR - COMPOUND	2.32%	EUR	1,341,355	09/21/2032	Annually	—	25,722	25,722
2.25%	EUR - EuroSTR - COMPOUND	EUR	1,220,000	09/21/2032	Annually	—	(15,652)	(15,652)
1.81%	EUR - EuroSTR - COMPOUND	EUR	7,790,000	09/21/2032	Annually	6,791	211,989	205,198
1.82%	EUR - EuroSTR - COMPOUND	EUR	1,580,000	09/21/2032	Annually	(1,552)	41,121	42,673
1.51%	EUR - EuroSTR - COMPOUND	EUR	1,200,000	09/21/2032	Annually	—	65,584	65,584
1.46%	EUR - EuroSTR - COMPOUND	EUR	1,900,000	09/21/2032	Annually	—	111,996	111,996
1.83%	EUR - EuroSTR - COMPOUND	EUR	900,000	09/21/2032	Annually	—	22,848	22,848
2.09%	EUR - EuroSTR - COMPOUND	EUR	800,000	09/21/2032	Annually	—	1,425	1,425
GBP - SONIA - COMPOUND	1.89%	GBP	1,100,000	09/21/2032	Annually	—	(118,145)	(118,145)
GBP - SONIA - COMPOUND	2.15%	GBP	1,100,000	09/21/2032	Annually	—	(90,649)	(90,649)
GBP - SONIA - COMPOUND	2.18%	GBP	800,000	09/21/2032	Annually	—	(63,065)	(63,065)

See accompanying notes to the financial statements.	16

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

					Periodic	Premiums		Net Unrealized
		Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
GBP - SONIA - COMPOUND	2.25%	GBP	910,000	09/21/2032	Annually	—	(65,626)	(65,626)
GBP - SONIA - COMPOUND	2.44%	GBP	590,000	09/21/2032	Annually	—	(31,733)	(31,733)
GBP - SONIA - COMPOUND	2.46%	GBP	1,000,000	09/21/2032	Annually	—	(51,384)	(51,384)
GBP - SONIA - COMPOUND	2.58%	GBP	1,240,000	09/21/2032	Annually	—	(49,191)	(49,191)
GBP - SONIA - COMPOUND	2.58%	GBP	1,760,000	09/21/2032	Annually	—	(71,113)	(71,113)
GBP - SONIA - COMPOUND	2.63%	GBP	1,770,000	09/21/2032	Annually	—	(62,929)	(62,929)
GBP - SONIA - COMPOUND	2.74%	GBP	1,220,000	09/21/2032	Annually	—	(30,280)	(30,280)
2.26%	GBP - SONIA - COMPOUND	GBP	9,180,000	09/21/2032	Annually	(12,573)	655,726	668,299
2.56%	GBP - SONIA - COMPOUND	GBP	560,000	09/21/2032	Annually	—	23,780	23,780
2.18%	GBP - SONIA - COMPOUND	GBP	310,000	09/21/2032	Annually	1,117	24,574	23,457
2.09%	GBP - SONIA - COMPOUND	GBP	8,508,000	09/21/2032	Annually	906	749,504	748,598
2.93%	GBP - SONIA - COMPOUND	GBP	800,000	09/21/2032	Annually	—	4,760	4,760
4.13%	3 Month NZD Bank Bill Rate	NZD	13,090,000	09/21/2032	Quarterly	—	(865)	(865)
4.17%	3 Month NZD Bank Bill Rate	NZD	3,410,000	09/21/2032	Quarterly	2,796	(7,238)	(10,034)
4.06%	3 Month NZD Bank Bill Rate	NZD	3,140,000	09/21/2032	Quarterly	—	9,872	9,872
3.94%	3 Month NZD Bank Bill Rate	NZD	2,100,000	09/21/2032	Quarterly	—	19,452	19,452
3.99%	3 Month NZD Bank Bill Rate	NZD	2,000,000	09/21/2032	Quarterly	—	13,109	13,109
3 Month NZD Bank Bill Rate	3.63%	NZD	2,600,000	09/21/2032	Quarterly	—	(64,509)	(64,509)
3 Month NZD Bank Bill Rate	3.80%	NZD	1,785,000	09/21/2032	Quarterly	—	(29,068)	(29,068)
3 Month NZD Bank Bill Rate	4.16%	NZD	2,350,000	09/21/2032	Quarterly	—	4,457	4,457
3 Month NZD Bank Bill Rate	4.21%	NZD	2,740,000	09/21/2032	Quarterly	—	11,038	11,038
3 Month NZD Bank Bill Rate	4.26%	NZD	1,220,000	09/21/2032	Quarterly	—	8,433	8,433
3 Month NZD Bank Bill Rate	4.26%	NZD	1,870,000	09/21/2032	Quarterly	—	12,223	12,223
3 Month NZD Bank Bill Rate	4.54%	NZD	1,900,000	09/21/2032	Quarterly	—	39,340	39,340
3 Month NZD Bank Bill Rate	4.55%	NZD	4,570,000	09/21/2032	Quarterly	—	97,487	97,487
3 Month SEK STIBOR	2.63%	SEK	8,000,000	09/21/2032	Quarterly	—	(12,845)	(12,845)
3 Month SEK STIBOR	2.71%	SEK	12,000,000	09/21/2032	Quarterly	—	(10,748)	(10,748)
3 Month SEK STIBOR	2.77%	SEK	11,000,000	09/21/2032	Quarterly	—	(5,167)	(5,167)
3 Month SEK STIBOR	2.83%	SEK	21,000,000	09/21/2032	Quarterly	—	701	701
3 Month SEK STIBOR	2.85%	SEK	5,093,000	09/21/2032	Quarterly	(1,486)	1,170	2,656
3 Month SEK STIBOR	2.87%	SEK	9,000,000	09/21/2032	Quarterly	—	3,075	3,075
3 Month SEK STIBOR	2.89%	SEK	24,000,000	09/21/2032	Quarterly	—	13,069	13,069
2.62%	3 Month SEK STIBOR	SEK	27,800,000	09/21/2032	Quarterly	—	44,750	44,750
2.77%	3 Month SEK STIBOR	SEK	28,480,000	09/21/2032	Quarterly	(7,995)	12,222	20,217
2.65%	3 Month SEK STIBOR	SEK	14,900,000	09/21/2032	Quarterly	—	21,506	21,506
2.48%	3 Month SEK STIBOR	SEK	12,200,000	09/21/2032	Quarterly	—	33,695	33,695
2.59%3 Month SEK STIBOR		SEK	32,800,000	09/21/2032	Quarterly	—	62,646	62,646
2.51%3 Month SEK STIBOR		SEK	12,000,000	09/21/2032	Quarterly	—	30,709	30,709

17	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

					Periodic	Premiums		Net Unrealized
		Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
2.42%	3 Month SEK STIBOR	SEK	20,000,000	09/21/2032	Quarterly	—	64,975	64,975
2.23%	3 Month SEK STIBOR	SEK	17,000,000	09/21/2032	Quarterly	—	81,437	81,437
2.35%	3 Month SEK STIBOR	SEK	13,000,000	09/21/2032	Quarterly	—	50,409	50,409
2.24%	3 Month SEK STIBOR	SEK	21,000,000	09/21/2032	Quarterly	—	99,747	99,747
2.39%	3 Month SEK STIBOR	SEK	9,000,000	09/21/2032	Quarterly	—	31,685	31,685
2.85%	3 Month SEK STIBOR	SEK	6,000,000	09/21/2032	Quarterly	1,754	(1,368)	(3,122)
3 Month SEK STIBOR	3.03%	SEK	58,449,000	09/21/2032	Quarterly	35,020	98,699	63,679
3 Month SEK STIBOR	3.08%	SEK	20,600,000	09/21/2032	Quarterly	20,383	42,558	22,175
3 Month SEK STIBOR	3.12%	SEK	14,000,000	09/21/2032	Quarterly	18,847	33,751	14,904
USD - SOFR - COMPOUND	2.56%	USD	900,000	09/21/2032	Semi-Annually	—	(28,913)	(28,913)
USD - SOFR - COMPOUND	2.57%	USD	900,000	09/21/2032	Semi-Annually	—	(28,796)	(28,796)
USD - SOFR - COMPOUND	2.58%	USD	1,500,000	09/21/2032	Semi-Annually	—	(45,734)	(45,734)
USD - SOFR - COMPOUND	2.61%	USD	1,000,000	09/21/2032	Semi-Annually	—	(28,166)	(28,166)
USD - SOFR - COMPOUND	2.63%	USD	560,000	09/21/2032	Semi-Annually	—	(14,688)	(14,688)
USD - SOFR - COMPOUND	2.77%	USD	1,120,000	09/21/2032	Semi-Annually	—	(15,879)	(15,879)
USD - SOFR - COMPOUND	2.78%	USD	2,400,000	09/21/2032	Semi-Annually	—	(32,580)	(32,580)
USD - SOFR - COMPOUND	2.79%	USD	1,100,000	09/21/2032	Semi-Annually	—	(14,222)	(14,222)
USD - SOFR - COMPOUND	3.02%	USD	1,090,000	09/21/2032	Semi-Annually	—	8,050	8,050
USD - SOFR - COMPOUND	3.03%	USD	1,050,000	09/21/2032	Semi-Annually	6,616	8,044	1,428
USD - SOFR - COMPOUND	3.06%	USD	5,530,000	09/21/2032	Semi-Annually	—	57,502	57,502
USD - SOFR - COMPOUND	3.11%	USD	4,690,000	09/21/2032	Semi-Annually	—	70,770	70,770
USD - SOFR - COMPOUND	3.11%	USD	4,688,318	09/21/2032	Semi-Annually	—	68,121	68,121
USD - SOFR - COMPOUND	3.11%	USD	4,911,682	09/21/2032	Semi-Annually	—	72,424	72,424
USD - SOFR - COMPOUND	3.12%	USD	3,740,000	09/21/2032	Semi-Annually	—	58,849	58,849
USD - SOFR - COMPOUND	3.12%	USD	1,070,000	09/21/2032	Semi-Annually	—	16,744	16,744
3.18%	USD - SOFR - COMPOUND	USD	1,970,000	09/21/2032	Semi-Annually	—	(40,325)	(40,325)
2.64%	USD - SOFR - COMPOUND	USD	1,030,000	09/21/2032	Semi-Annually	(2,708)	26,395	29,103
2.57%	USD - SOFR - COMPOUND	USD	1,370,000	09/21/2032	Semi-Annually	—	43,305	43,305
2.68%	USD - SOFR - COMPOUND	USD	3,290,000	09/21/2032	Semi-Annually	—	73,265	73,265
2.80%	USD - SOFR - COMPOUND	USD	31,600,000	09/21/2032	Semi-Annually	(58,630)	374,567	433,197
2.83%	USD - SOFR - COMPOUND	USD	1,130,000	09/21/2032	Semi-Annually	(160)	10,476	10,636
2.88%	USD - SOFR - COMPOUND	USD	600,000	09/21/2032	Semi-Annually	—	3,188	3,188
3.56%	3 Month CAD CDOR	CAD	1,400,000	12/21/2032	Semi-Annually	—	624	624
EUR - EuroSTR - COMPOUND	2.17%	EUR	500,000	12/21/2032	Annually	—	981	981
3.00%	GBP - SONIA - COMPOUND	GBP	700,000	12/21/2032	Annually	—	(467)	(467)
2.96%	GBP - SONIA - COMPOUND	GBP	1,300,000	12/21/2032	Annually	—	3,118	3,118

See accompanying notes to the financial statements.	18

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.89%	USD - SOFR - COMPOUND	USD	1,500,000	12/21/2032	Semi-Annually	—	4,914	4,914

						$162,794	$629,957	$467,163

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	JPM	USD	5,100,000	09/20/2022	Quarterly	(88)	(91,482)	(91,394)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Growth Index	GS	USD	2,955,578	05/09/2023	Monthly	—	(109,897)	(109,897)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	2,784,083	05/09/2023	Monthly	—	147,998	147,998
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	284,090	05/09/2023	Monthly	—	15,102	15,102
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	3,497,818	05/12/2023	Monthly	—	(182,733)	(182,733)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	3,716,714	05/12/2023	Monthly	—	262,482	262,482
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	913,376	05/22/2023	Monthly	—	(19,975)	(19,975)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	789,578	05/22/2023	Monthly	—	28,802	28,802
Total Return on Bloomberg Commodity Index (h)	0.15%	MSCI	USD	5,763,980	07/06/2023	Monthly	(25,876)	(213,347)	(187,471)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	444,727	08/09/2023	Monthly	—	(16,536)	(16,536)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 1.00%	UBSA	USD	255,681	08/09/2023	Monthly	—	13,591	13,591
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1	05/24/2024	Monthly	—	(8,359)	(8,359)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1	05/24/2024	Monthly	—	(927)	(927)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1	05/24/2024	Monthly	—	(85)	(85)

19	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate	GS	USD	1,170,061	05/24/2024	Monthly	—	29,370	29,370
Total Return on Equity Basket (j)	1 Month Federal Funds Rate	MORD	USD	4,538,739	05/24/2024	Monthly	—	105,707	105,707

							$(25,964)	$(40,289)	$(14,325)

As of August 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity.
(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	Security is in default.
(f)	The rate disclosed is the 7 day net yield as of August 31, 2022.
(g)	The rate shown represents yield-to-maturity.
(h)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.
(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(j)	The following table represents the individual long and/or short positions within the custom equity basket swap as of August 31, 2022:

Shares	Description	% of Equity Basket		Value ($)

(42,000)	Air China Ltd – Class H	0.8%		(33,644)
(181,500)	Airports of Thailand Pcl NVDR	8.2%		(361,685)
(240,000)	Alibaba Health Information Technology Ltd	3.1%		(137,535)
(490,000)	Alibaba Pictures Group Ltd	0.9%		(38,547)
(498,000)	China Molybdenum Co Ltd – Class H	5.0%		(222,066)
(38,000)	China Resources Beer Holdings Co Ltd	6.0%		(264,899)
(47,000)	Citic Securities Co Ltd – Class H	2.2%		(95,260)
(32,000)	Far EasTone Telecommunications Co Ltd	1.8%		(78,482)
(25,760)	Ganfeng Lithium Co Ltd – Class H	5.1%		(226,313)
(76,000)	Greentown Service Group Co Ltd	1.3%		(54,907)
(174,500)	Gulf Energy Development Pcl NVDR	5.5%		(244,868)
(369)	Hanmi Pharm Co Ltd	1.9%		(84,560)
27,000	Hon Hai Precision Industry Co Ltd	(2.2%	)	96,141
(7,500)	Hong Kong Exchanges and Clearing Ltd	6.8%		(302,209)
(3,653)	Hotel Shilla Co Ltd	4.5%		(200,108)
(19)	Iljin Materials Co Ltd	0.0%		(1,041)
(2,341)	Kakao Corp	2.9%		(127,125)
(156,000)	Kingdee International Software Group Co Ltd	6.8%		(302,781)
(19,200)	Klabin SA	1.6%		(69,494)
(6,360)	Korea Aerospace Industries Ltd	6.5%		(288,590)
(15,500)	Kuaishou Technology	3.0%		(134,300)
(237)	POSCO Chemical Co Ltd	0.7%		(29,462)
(494)	Samsung Biologics Co Ltd	6.9%		(307,248)
(44,253)	Samsung Heavy Industries Co Ltd	4.4%		(196,344)
(172,800)	Sands China Ltd	8.7%		(386,398)
(406)	Yuhan Corp	0.4%		(17,170)
(282,000)	Zijin Mining Group Co Ltd – Class H	7.2%		(318,652)

	TOTAL COMMON STOCKS			$(4,427,547)

See accompanying notes to the financial statements.	20

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

21	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	65.9%
Debt Obligations	39.8
Short-Term Investments	9.4
Preferred Stocks	1.5
Investment Funds	0.3
Swap Contracts	0.3
Loan Assignments	0.1
Rights/Warrants	0.0	^
Loan Participations	0.0	^
Purchased Options	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written Options/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.2)
Securities Sold Short	(18.6)
Other	1.5

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

Other Emerging	2.4%†
United States	2.3
Switzerland	1.7
Euro Region	1.2§
Other Developed	1.0 ‡
Canada	(1.0)
United Kingdom	(1.8)

5.8%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

Japan	8.5%
United States	8.3
Other Developed	7.0	‡
China	4.9
Taiwan	4.0
Other Emerging	3.9	†
South Korea	2.9
India	2.1
United Kingdom	2.1
Brazil	1.9
Canada	1.8
France	1.0

	48.4%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
^	Rounds to 0.0%.

22

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.8%

	Affiliated Issuers — 99.8%
7,645,231	GMO Emerging Country Debt Fund, Class VI	141,895,494
8,107,507	GMO High Yield Fund, Class VI	140,340,945
342,315,846	GMO Implementation Fund	4,029,057,504
7,476,270	GMO Opportunistic Income Fund, Class VI	183,841,480
4,801,596	GMO SGM Major Markets Fund, Class VI	126,330,008

	TOTAL MUTUAL FUNDS (COST $5,136,177,295)	4,621,465,431

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
3,612,347	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	3,612,347

	TOTAL SHORT-TERM INVESTMENTS (COST $3,612,347)	3,612,347

	TOTAL INVESTMENTS — 99.9% (Cost $5,139,789,642)	4,625,077,778

	Other Assets and Liabilities (net) — 0.1%	2,856,576

	TOTAL NET ASSETS — 100.0%	$ 4,627,934,354

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

23	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	73.2%
Debt Obligations	31.6
Short-Term Investments	11.9
Preferred Stocks	1.7
Swap Contracts	0.3
Loan Assignments	0.1
Loan Participations	0.0^
Futures Contracts	0.0^
Investment Funds	0.0^
Rights/Warrants	0.0^
Forward Currency Contracts	0.0^
Written Options/Credit Linked Options	(0.0)^
Reverse Repurchase Agreements	(0.0)^
Securities Sold Short	(18.1)
Other	(0.7)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

Other Emerging	3.3	%†
United States	2.9
Euro Region	0.5§
Other Developed	(0.3	)‡

	6.4%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

Japan	11.5%
China	6.3
Other Developed	6.1	‡
United States	5.4
Taiwan	4.9
Other Emerging	4.2	†
South Korea	3.7
United Kingdom	2.9
India	2.6
Brazil	2.3
Canada	1.7
France	1.3
Australia	1.1
Mexico	1.1
Spain	1.1

	56.2%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

24

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 69.1%

	Argentina — 0.0%
4,800	Banco BBVA Argentina SA ADR	14,160
3,496	Grupo Financiero Galicia SA ADR	28,353

	Total Argentina	42,513

	Australia — 1.3%
9,892	Accent Group Ltd	10,059
23,382	Adairs Ltd (a)	36,030
192,708	Aurizon Holdings Ltd (b)	487,384
416,929	Beach Energy Ltd	481,898
193,333	BlueScope Steel Ltd	2,169,162
184,462	Brambles Ltd (b)	1,552,474
11,117	Brickworks Ltd	153,891
4,591	Challenger Ltd	19,793
57,664	CSR Ltd	176,918
119,072	Dexus (REIT) (b)	704,308
182,926	Fortescue Metals Group Ltd (a) (b)	2,273,326
125,751	Genworth Mortgage Insurance Australia Ltd	241,943
293,086	GPT Group (The) (REIT) (b)	835,149
114,462	GrainCorp Ltd – Class A	647,393
174,801	Grange Resources Ltd	103,351
31,307	HomeCo Daily Needs (REIT)	27,517
40,692	Incitec Pivot Ltd	107,535
23,177	JB Hi-Fi Ltd (a) (b)	639,215
155,426	Metcash Ltd (a)	434,942
649,207	Mirvac Group (REIT) (b)	924,556
39,726	Mount Gibson Iron Ltd (a)	11,519
13,544	Nufarm Ltd	48,901
4,019	Premier Investments Ltd	57,789
30,472	Rio Tinto Ltd (b)	1,935,379
354,446	Scentre Group (REIT) (b)	704,389
35,066	Sims Ltd	361,791
3,379	South32 Ltd (b)	9,305
24,820	Southern Cross Media Group Ltd	18,134
336,080	Stockland (REIT) (b)	826,711
4,122	Suncorp Group Ltd	30,442
114	Woodside Energy Group Ltd	2,648

	Total Australia	16,033,852

	Austria — 0.0%
1,459	Strabag SE	56,064
1,101	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	26,101

	Total Austria	82,165

	Belgium — 0.4%
2,105	Ackermans & van Haaren NV	307,736
35,604	Ageas SA/NV	1,444,651
10,686	Bekaert SA	327,771
1,235	Cie d’Entreprises CFE * (a)	12,292
980	Deme Group NV *	112,155
12,643	Econocom Group SA (b)	39,406

Shares	Description	Value ($)

	Belgium — continued
2,246	Orange Belgium SA *	41,825
22,408	Proximus SADP	285,232
4,061	Sofina SA (a)	814,047
19,602	UCB SA (b)	1,377,370

	Total Belgium	4,762,485

	Brazil — 1.0%
64,000	Banco do Brasil SA	512,871
11,600	Cia de Saneamento do Parana	38,597
7,700	Companhia Energetica de Minas Gerais	27,145
16,800	CPFL Energia SA	112,928
40,900	EDP - Energias do Brasil SA	178,383
57,427	Enauta Participacoes SA	184,454
41,800	Itau Unibanco Holding SA	177,889
239,200	Itau Unibanco Holding SA Sponsored ADR	1,181,648
17,800	JBS SA	101,242
36,053	Localiza Rent a Car SA	421,487
342,200	Marfrig Global Foods SA	864,972
185,600	Petroleo Brasileiro SA Sponsored ADR (b)	2,652,224
54,100	Ser Educacional SA	64,994
155,900	Telefonica Brasil SA	1,232,840
65,300	Telefonica Brasil SA ADR (b)	530,236
839,000	TIM SA	1,907,845
9,600	TIM SA – ADR	108,864
45,700	Transmissora Alianca de Energia Eletrica SA	366,134
9,552	Vale SA	118,427
23,200	Vale SA Sponsored ADR – Class B (b)	288,144
135,112	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	366,452
340,040	Vibra Energia SA	1,200,049

	Total Brazil	12,637,825

	Canada — 2.3%
3,100	Alimentation Couche-Tard Inc (b)	133,220
12,600	Bank of Montreal (a) (b)	1,163,247
4,400	Baytex Energy Corp *	22,815
28,900	Birchcliff Energy Ltd	254,595
50,300	BlackBerry Ltd * (b)	298,782
57,048	Brookfield Asset Management Inc – Class A (b)	2,744,579
4,900	Canaccord Genuity Group Inc	29,288
24,500	Canadian Apartment Properties (REIT) (b)	833,300
13,000	Canadian Tire Corp Ltd – Class A (a) (b)	1,528,998
13,600	Canfor Corp * (a)	266,853
44,800	Celestica Inc * (a) (c)	462,207
15,400	Celestica Inc * (c)	158,928
9,000	Cenovus Energy Inc (c)	168,840
2,700	Cenovus Energy Inc (c)	50,655
3,703	Cogeco Inc (a)	178,108
2,900	DREAM UnLtd Corp – Class A	62,246
7,500	Enerplus Corp	115,575
400	Fairfax Financial Holdings Ltd (b)	199,411
12,300	Finning International Inc	265,040

25	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
5,900	iA Financial Corp Inc	316,934
15,500	Imperial Oil Ltd (c)	760,120
1,500	Imperial Oil Ltd (c)	73,621
32,500	Interfor Corp *	799,539
7,401	International Petroleum Corp *	72,683
400	Loblaw Cos Ltd (b)	35,351
26,600	Magna International Inc	1,536,637
59,800	Manulife Financial Corp (b) (c)	1,034,497
25,500	Manulife Financial Corp (b) (c)	440,895
2,400	Morguard North American Residential Real Estate Investment Trust	30,536
1,500	National Bank of Canada	99,239
35,389	Nutrien Ltd (b)	3,247,649
14,100	Onex Corp	697,297
14,100	Parex Resources Inc	225,561
19,400	Power Corp of Canada (b)	498,830
15,200	PrairieSky Royalty Ltd (a)	207,165
48,900	Quebecor Inc – Class B (b)	1,056,301
2,100	Russel Metals Inc	45,411
7,300	Sleep Country Canada Holdings Inc (a)	147,295
1,200	Spin Master Corp *	42,121
99,600	Teck Resources Ltd – Class B* (b) (c)	3,373,212
50,900	Teck Resources Ltd – Class B (c)	1,722,965
5,200	Topaz Energy Corp	81,879
11,800	Uni-Select Inc *	333,780
1,100	Wajax Corp	17,773
21,000	West Fraser Timber Co Ltd (c)	1,878,783
3,200	West Fraser Timber Co Ltd (c)	287,040

	Total Canada	27,999,801

	Chile — 0.1%
1,287,640	Banco de Chile	122,162
940,576	Banco Santander Chile	37,781
3,800	Banco Santander Chile ADR	60,952
1,433	CAP SA	11,562
69,684	Cencosud SA	97,422
37,376	Cencosud Shopping SA	52,962
7,100	Cia Cervecerias Unidas SA Sponsored ADR	77,603
2,397,196	Colbun SA	233,768
1,368	Empresas COPEC SA	11,800
280,958	Falabella SA	662,073
28,643	Inversiones La Construccion SA	111,856

	Total Chile	1,479,941

	China — 6.3%
191,000	361 Degrees International Ltd *	97,597
200,500	3SBio Inc	133,304
78,000	Agile Group Holdings Ltd (a)	27,316
11,278,136	Agricultural Bank of China Ltd – Class H	3,685,262
266,388	Alibaba Group Holding Ltd *	3,178,153
25,500	A-Living Smart City Services Co Ltd	26,267
9,100	Anhui Conch Cement Co Ltd – Class A	42,014

Shares	Description	Value ($)

	China — continued
71,500	Anhui Conch Cement Co Ltd – Class H	272,476
12,000	Anhui Expressway Co Ltd – Class H	8,711
33,520	ANTA Sports Products Ltd	403,662
11,584	Autohome Inc – Class A (a)	102,393
23,996	Autohome Inc ADR (b)	854,498
838,000	BAIC Motor Corp Ltd – Class H	230,682
2,300	Baidu Inc Sponsored ADR * (b)	331,131
711,596	Bank of China Ltd – Class A	313,434
8,130,000	Bank of China Ltd – Class H	2,837,111
3,960,091	Bank of Communications Co Ltd – Class H	2,256,336
139,500	Beijing Enterprises Holdings Ltd	414,932
43,400	BYD Electronic International Co Ltd (a)	114,668
404,000	China BlueChemical Ltd – Class H	105,196
3,563,000	China Cinda Asset Management Co Ltd – Class H	489,281
129,800	China Coal Energy Co Ltd – Class A	187,376
92,000	China Coal Energy Co Ltd – Class H	81,813
1,294,354	China Communications Services Corp Ltd – Class H	555,791
62,500	China Conch Venture Holdings Ltd	127,549
14,856	China Construction Bank Corp – Class A	11,876
6,975,480	China Construction Bank Corp – Class H	4,312,122
1,589,040	China Dongxiang Group Co Ltd *	70,667
95,000	China Education Group Holdings Ltd	82,762
1,894,000	China Energy Engineering Corp Ltd – Class H (a)	223,643
1,247,000	China Everbright Environment Group Ltd	616,345
961,280	China Feihe Ltd	795,609
1,058,000	China Greenfresh Group Co Ltd (d)	0
1,415,500	China Hongqiao Group Ltd	1,372,556
402,920	China Lesso Group Holdings Ltd	478,911
52,000	China Lilang Ltd	25,393
392,645	China Medical System Holdings Ltd	581,107
34,000	China Merchants Port Holdings Co Ltd	51,043
306,000	China National Building Material Co Ltd – Class H	288,946
112,640	China Oriental Group Co Ltd	20,751
555,000	China Overseas Grand Oceans Group Ltd	262,024
1,325,860	China Overseas Land & Investment Ltd	3,563,210
1,665,397	China Petroleum & Chemical Corp – Class A	1,031,353
7,342,000	China Petroleum & Chemical Corp – Class H	3,452,538
5,009,042	China Railway Group Ltd – Class H	2,867,642
1,122,120	China Reinsurance Group Corp – Class H	82,674
21,740	China Resources Gas Group Ltd	84,643
123,440	China Resources Land Ltd	505,394
1,196,000	China Resources Pharmaceutical Group Ltd	819,441
280,399	China Shenhua Energy Co Ltd – Class A	1,231,294
171,000	China Shenhua Energy Co Ltd – Class H	536,302
56,000	China Shineway Pharmaceutical Group Ltd	42,957
1,156,000	China South City Holdings Ltd * (a)	72,679
730,000	China State Construction International Holdings Ltd	842,895

See accompanying notes to the financial statements.	26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued
17,899	China Suntien Green Energy Corp Ltd –
	Class A	29,487
38,000	China Suntien Green Energy Corp Ltd – Class H	17,043
2,160,000	China Traditional Chinese Medicine Holdings Co Ltd *	931,464
2,900	China Yuchai International Ltd	24,157
1,776,400	China Zhongwang Holdings Ltd * (e)	380,235
2,121,000	CITIC Ltd	2,186,493
2,586,000	CSPC Pharmaceutical Group Ltd	2,623,300
1,204,000	Dongfeng Motor Group Co Ltd – Class H*	763,394
20,000	Dongyue Group Ltd	22,447
18,260	ENN Energy Holdings Ltd	265,271
561,000	Fosun International Ltd	414,092
56,240	Guangdong Investment Ltd	51,524
82,000	Guangzhou Automobile Group Co Ltd – Class H	70,504
58,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	139,308
79,200	Guangzhou R&F Properties Co Ltd – Class H* (a)	16,382
58,800	Haier Smart Home Co Ltd – Class H	192,100
13,500	Hello Group Inc Sponsored ADR	69,525
20,000	Hengan International Group Co Ltd	95,710
19,780	Hisense Home Appliances Group Co Ltd – Class A	36,606
67,000	Hisense Home Appliances Group Co Ltd – Class H	72,017
33,000	Huabao International Holdings Ltd * (a)	16,875
1,331,080	Industrial & Commercial Bank of China Ltd – Class H	676,246
630,536	Inner Mongolia Eerduosi Resources Co Ltd – Class A	1,608,838
64,900	Inner Mongolia Yitai Coal Co Ltd – Class H	94,390
253,500	Kingboard Holdings Ltd	800,476
6,240	Kingboard Laminates Holdings Ltd	5,952
42,000	Kunlun Energy Co Ltd	36,571
158,380	KWG Group Holdings Ltd	28,494
66,000	Lee & Man Paper Manufacturing Ltd	23,692
126,900	Legend Holdings Corp – Class H	144,141
2,742,000	Lenovo Group Ltd	2,258,344
52,781	Livzon Pharmaceutical Group Inc – Class H	149,138
35,320	Logan Group Co Ltd (a)	3,853
531,520	Lonking Holdings Ltd	89,998
746,000	Metallurgical Corp of China Ltd – Class H	141,290
52,000	MMG Ltd *	14,225
23,500	NetDragon Websoft Holdings Ltd	51,131
15,000	NetEase Inc	267,861
10,300	NetEase Inc ADR (b)	911,653
740,000	Nexteer Automotive Group Ltd (a)	549,920
815,099	PetroChina Co Ltd – Class A	632,767
2,258,000	PetroChina Co Ltd – Class H	1,050,009
33,700	PetroChina Co Ltd ADR (b)	1,557,951

Shares	Description	Value ($)
	China — continued
2,963,600	PICC Property & Casualty Co Ltd – Class H	3,205,520
52,800	Ping An Insurance Group Co of China Ltd – Class A	334,301
41,500	Ping An Insurance Group Co of China Ltd – Class H	244,088
245,000	Poly Property Group Co Ltd	49,798
791,132	Postal Savings Bank of China Co Ltd – Class A	515,916
93,000	Powerlong Real Estate Holdings Ltd	11,663
12,000	Road King Infrastructure Ltd	6,276
192,799	Shaanxi Coal Industry Co Ltd – Class A	614,738
553,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	804,238
1,294,500	Shimao Group Holdings Ltd (a) (e)	728,998
616,000	Sino-Ocean Group Holding Ltd	89,910
388,020	Sinopec Engineering Group Co Ltd – Class H	173,356
668,400	Sinopharm Group Co Ltd – Class H	1,489,057
340,860	Sinotruk Hong Kong Ltd	339,849
1,424,000	Skyworth Group Ltd	707,495
58,000	SSY Group Ltd	27,312
1,768,000	Sunac China Holdings Ltd * (a) (e)	1,031,692
145,000	Sunac Services Holdings Ltd (a)	43,720
14,032	Sunny Optical Technology Group Co Ltd	191,571
276,000	TCL Electronics Holdings Ltd *	131,855
60,471	Tencent Holdings Ltd	2,499,312
17,500	Tencent Holdings Ltd ADR (b)	722,750
100,000	Tianjin Port Development Holdings Ltd	7,502
274,960	Tianneng Power International Ltd (a)	292,529
149,672	Vipshop Holdings Ltd ADR * (b)	1,737,692
25,000	Xtep International Holdings Ltd	34,692
146,000	Yadea Group Holdings Ltd	278,480
33,600	Yankuang Energy Group Co Ltd – Class A	233,215
68,000	Yanzhou Coal Mining Co Ltd – Class H	269,172
58,000	Zhejiang Expressway Co Ltd – Class H	44,145
23,640	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	47,595
62,000	Zhongsheng Group Holdings Ltd	293,159

	Total China	77,920,200

	Czech Republic — 0.0%
62,965	Moneta Money Bank AS	199,773
212	Philip Morris CR AS	143,759

	Total Czech Republic	343,532

	Denmark — 0.4%
200	AP Moller – Maersk A/S – Class A (b)	467,221
634	AP Moller – Maersk A/S – Class B (b)	1,521,063
120,141	Danske Bank A/S	1,604,231
2,393	Matas A/S	24,541
17,609	Pandora A/S	1,057,889
15,047	Scandinavian Tobacco Group A/S	225,499

	Total Denmark	4,900,444

27	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Egypt — 0.0%
62,093	Commercial International Bank Egypt SAE	122,977
249,818	Eastern Co SAE	126,564
71,535	Fawry for Banking & Payment Technology Services SAE *	13,605
24,934	Misr Fertilizers Production Co SAE	148,903

	Total Egypt	412,049

	Finland — 0.5%
3,549	Kesko Oyj (b)	74,662
14,312	Metsa Board Oyj – Class B	123,043
43,552	Neste Oyj	2,148,717
388,622	Nokia Oyj (b)	1,958,408
136,665	Outokumpu Oyj	548,021
50,702	Stora Enso Oyj – R Shares	754,749

	Total Finland	5,607,600

	France — 1.9%
20,056	ALD SA (b)	218,297
86	Alten SA (b)	10,574
8,237	APERAM SA	222,328
59,973	ArcelorMittal SA	1,423,406
3,764	Arkema SA	317,763
470	Axway Software SA	9,911
32,470	BNP Paribas SA	1,508,887
721	Boiron SA	33,559
680	Bonduelle SCA	8,782
36,862	Cie de Saint-Gobain	1,484,718
41,537	Coface SA *	415,348
33,761	Derichebourg SA	189,922
2,031	Eramet SA	172,195
389	HEXAOM	11,057
14,399	Ipsen SA	1,379,959
11,474	IPSOS	521,275
3,610	Kering SA (b)	1,811,326
4,483	LVMH Moet Hennessy Louis Vuitton SE (b)	2,892,731
948	Mersen SA	28,036
21,085	Metropole Television SA	260,277
38,771	Publicis Groupe SA (b)	1,893,006
10,135	Quadient SA	171,676
1,204	Rothschild & Co	42,865
29,696	Safran SA (b)	3,027,640
9,119	Sanofi (b)	745,476
68,624	SES SA, ADR – Class A	481,764
2,753	Societe BIC SA	156,608
84,067	Societe Generale SA	1,853,291
27,200	STMicroelectronics NV	949,280
577	Synergie SE	15,876
55,969	Television Francaise 1	354,945
14,649	TotalEnergies SE (b)	741,674
325	Vilmorin & Cie SA	13,965

	Total France	23,368,417

Shares	Description	Value ($)

	Germany — 1.0%
1,868	1&1 AG	30,023
940	Allianz SE (Registered) (b)	158,894
137	Amadeus Fire AG	13,667
5,749	Aurubis AG	348,082
16,719	Bayer AG (Registered) (b)	884,234
20,223	Bayerische Motoren Werke AG	1,490,003
19,770	Beiersdorf AG (b)	1,995,584
206	Cewe Stiftung & Co KGaA	16,289
6,042	Commerzbank AG *	40,203
29,726	Deutsche Pfandbriefbank AG	256,540
846	Draegerwerk AG & Co KGaA	34,198
1,126	Elmos Semiconductor SE	47,767
20,743	Fresenius SE & Co KGaA (b)	513,146
3,748	Hamburger Hafen und Logistik AG (b)	45,838
24,714	HeidelbergCement AG	1,116,022
1,271	Henkel AG & Co KGaA (b)	79,488
3,256	Hornbach Holding AG & Co KGaA	229,665
74,555	Kloeckner & Co SE	672,814
22,994	Mercedes-Benz Group AG	1,289,174
7,286	Merck KGaA (b)	1,251,589
10,015	ProSiebenSat.1 Media SE	77,415
1,625	RTL Group SA *	60,377
17,512	Salzgitter AG	430,525
7,010	SAP SE (b)	597,037
2,366	Takkt AG	23,967
2,168	Volkswagen AG (b)	401,016

	Total Germany	12,103,557

	Greece — 0.0%
12,055	FF Group * (d)	—
3,210	Hellenic Telecommunications Organization SA	51,067
14,501	JUMBO SA	207,303
2,005	Mytilineos SA	31,354

	Total Greece	289,724

	Hong Kong — 0.9%
4,200	AIA Group Ltd (b)	40,409
106,700	ASMPT Ltd	826,435
45,400	Bank of East Asia Ltd (The)	57,200
44,000	BOC Hong Kong Holdings Ltd	151,439
58,400	Champion (REIT)	25,136
53,000	Chow Sang Sang Holdings International Ltd	59,669
376,000	CITIC Telecom International Holdings Ltd	129,820
57,500	CK Asset Holdings Ltd (b)	388,111
326,000	CK Hutchison Holdings Ltd (b)	2,105,195
550,000	CSI Properties Ltd	12,243
100,500	Dah Sing Banking Group Ltd	78,041
30,000	Dah Sing Financial Holdings Ltd	79,869
426,000	First Pacific Co Ltd	164,280
254,573	Galaxy Entertainment Group Ltd	1,422,982
104,000	Giordano International Ltd	24,200

See accompanying notes to the financial statements.	28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
23,000	Health & Happiness H&H International Holdings Ltd	30,738
239,000	HKT Trust & HKT Ltd – Class SS (b)	320,638
132,000	IGG Inc	56,746
86,500	Johnson Electric Holdings Ltd	102,163
113,000	K Wah International Holdings Ltd	42,615
33,000	Kerry Logistics Network Ltd	72,552
93,500	Kerry Properties Ltd (b)	215,568
37,800	Luk Fook Holdings International Ltd	96,627
25,000	NWS Holdings Ltd	24,050
13,000	Orient Overseas International Ltd (b)	362,374
172,000	Pacific Textiles Holdings Ltd	64,593
29,760	PAX Global Technology Ltd	28,446
331,000	PCCW Ltd	165,701
130,000	Power Assets Holdings Ltd (b)	777,556
268,000	Shun Tak Holdings Ltd *	44,631
70,000	Sino Land Co Ltd (b)	102,363
57,000	SITC International Holdings Co Ltd	144,542
55,500	SmarTone Telecommunications Holdings Ltd	29,701
93,000	Sun Hung Kai & Co Ltd	42,862
32,500	Sun Hung Kai Properties Ltd (b)	381,817
39,000	Swire Pacific Ltd – Class A (b)	269,754
56,500	Texhong Textile Group Ltd	53,084
46,000	Texwinca Holdings Ltd	8,178
232,000	VSTECS Holdings Ltd	153,379
51,400	VTech Holdings Ltd	349,542
1,638,500	WH Group Ltd	1,116,348
71,000	Yue Yuen Industrial Holdings Ltd	105,863

	Total Hong Kong	10,727,460

	Hungary — 0.1%
37,438	MOL Hungarian Oil & Gas Plc	257,961
66,521	OTP Bank Nyrt	1,414,702

	Total Hungary	1,672,663

	India — 2.6%
139,036	Arvind Ltd *	168,535
19,526	Asian Paints Ltd	823,815
5,013	Aurobindo Pharma Ltd	34,133
60,206	Axis Bank Ltd	561,089
4,001	Bajaj Consumer Care Ltd	8,046
11,640	Bharat Electronics Ltd	44,534
25,597	Bharat Petroleum Corp Ltd	104,967
141,815	Brightcom Group Ltd	71,971
2,745	Cipla Ltd	35,567
2,326	Clean Science & Technology Ltd	49,962
440,095	Coal India Ltd	1,284,856
65	Coromandel International Ltd	854
1,300	Cummins India Ltd	19,346
42,558	Dhampur Bio Organics Ltd * (e)	18,130
2,681	Emami Ltd	16,248
954,562	GAIL India Ltd	1,622,041

Shares	Description	Value ($)

	India — continued
26,561	Glenmark Pharmaceuticals Ltd	122,952
5,458	Grasim Industries Ltd	113,505
10,756	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	99,983
132,082	Gujarat State Fertilizers & Chemicals Ltd	258,575
6,909	Gujarat State Petronet Ltd	20,775
70,854	HCL Technologies Ltd	822,319
4,681	HDFC Asset Management Co Ltd	120,480
22,248	HDFC Bank Ltd	407,175
2,762	Hero MotoCorp Ltd	97,602
251,425	Hindalco Industries Ltd	1,360,522
5,871	Hindustan Aeronautics Ltd	167,863
178,886	Hindustan Petroleum Corp Ltd	541,737
17,007	Hindustan Zinc Ltd	60,460
18,492	Housing Development Finance Corp Ltd	559,990
96,682	ICICI Bank Ltd	1,062,183
22,038	Indiabulls Housing Finance Ltd *	37,128
228,528	Indian Oil Corp Ltd	204,060
23,382	Infosys Ltd	430,075
55,200	Infosys Ltd Sponsored ADR (b)	1,010,160
899,619	ITC Ltd	3,597,373
148,484	Karnataka Bank Ltd (The)	138,265
8,158	Mahanagar Gas Ltd	88,474
14,513	Mahindra & Mahindra Ltd	235,609
77	Manappuram Finance Ltd	101
376	Maruti Suzuki India Ltd	42,266
17,328	Mindtree Ltd	707,986
169,088	National Aluminium Co Ltd	168,484
24,979	NBCC India Ltd	10,656
35,818	NCC Ltd	31,076
50,102	NHPC Ltd	23,888
522,799	NMDC Ltd	795,413
464,136	NTPC Ltd	949,963
2,604,430	Oil & Natural Gas Corp Ltd	4,498,805
25,470	Oil India Ltd	61,361
482	Oracle Financial Services Software Ltd	19,067
83,616	Petronet LNG Ltd	230,416
314,672	Power Finance Corp Ltd	470,627
185,341	Power Grid Corp of India Ltd	530,413
6,540	Prestige Estates Projects Ltd	37,258
15,658	Rajesh Exports Ltd	115,551
477,379	REC Ltd	647,596
78,595	Redington India Ltd	147,086
3,411	Reliance Industries Ltd	111,916
2,047	Sobha Ltd	17,709
177,780	Sun Pharmaceutical Industries Ltd	1,980,842
12,668	Sun TV Network Ltd	78,809
28,702	Tata Consultancy Services Ltd	1,144,271
1,326,889	Tata Steel Ltd	1,783,952
24,037	Titan Co Ltd	775,912
223,662	TV18 Broadcast Ltd *	113,336
35,130	Vardhman Textiles Ltd	145,507
7,963	Welspun Corp Ltd	22,342

	Total India	32,083,968

29	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 0.6%
1,844,300	Adaro Energy Indonesia Tbk PT	439,675
5,201,200	Bank Central Asia Tbk PT	2,872,221
1,055,996	Bank Mandiri Persero Tbk PT	628,407
2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	125,555
5,153,000	Bank Rakyat Indonesia Persero Tbk PT	1,504,826
979,700	Bukit Asam Tbk PT	280,321
100,100	Indo Tambangraya Megah Tbk PT	265,143
42,300	Indocement Tunggal Prakarsa Tbk PT	26,901
237,900	Indofood Sukses Makmur Tbk PT	99,803
1,219,000	Kalbe Farma Tbk PT	137,843
2,116,700	Media Nusantara Citra Tbk PT	130,359
963,900	Panin Financial Tbk PT	24,798
757,100	Perusahaan Gas Negara Tbk PT	93,666
840,724	Telkom Indonesia Persero Tbk PT	257,456
103,348	United Tractors Tbk PT	235,330

	Total Indonesia	7,122,304

	Ireland — 0.4%
1,633	AIB Group Plc	3,704
250,808	Bank of Ireland Group Plc	1,545,366
12,899	Glanbia Plc	164,154
2,914	Kingspan Group Plc	164,987
15,644	Origin Enterprises Plc	58,644
9,611	Permanent TSB Group Holdings Plc *	14,737
96,472	Ryanair Holdings Plc *	1,195,210
13,723	Ryanair Holdings Plc Sponsored ADR * (b)	997,799
29,779	Smurfit Kappa Group Plc (c)	998,477
2,716	Smurfit Kappa Group Plc (c)	90,967

	Total Ireland	5,234,045

	Israel — 0.3%
35,324	Bank Leumi Le-Israel BM	373,418
161,463	Oil Refineries Ltd	69,331
210,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	1,904,728
46,200	ZIM Integrated Shipping Services Ltd	1,667,358

	Total Israel	4,014,835

	Italy — 0.8%
8,748	ACEA SPA (b)	104,755
10,115	Anima Holding SPA	34,372
20,201	Banca IFIS SPA	241,214
26,305	Banco BPM SPA	65,311
55,960	CIR SpA-Compagnie Industriali *	23,487
22,116	Credito Emiliano SPA	127,857
8,996	Eni SPA	106,269
2,100	Eni SPA – Sponsored ADR	49,602
7,503	Esprinet SPA	51,037
50,502	EXOR NV	3,040,480
128,551	Italgas SPA (b)	661,226
149,539	Leonardo SPA	1,223,797
161,648	MFE-MediaForEurope NV – Class A*	68,571

Shares	Description	Value ($)

	Italy — continued
99,484	Stellantis NV (b)	1,325,180
5,491,125	Telecom Italia SPA * (a)	1,132,594
87,336	Telecom Italia SPA – RSP *	17,321
33,347	Terna - Rete Elettrica Nazionale (b)	237,071
4,760	Unieuro SPA (a)	54,126
198,668	Unipol Gruppo SPA	831,940

	Total Italy	9,396,210

	Japan — 13.5%
12,500	ADEKA Corp	210,929
1,200	Advantest Corp (b)	67,962
185,700	Aeon Mall Co Ltd (a)	2,214,908
13,500	AGC Inc	458,176
6,100	Aichi Corp	36,474
17,400	Aisin Corp	517,383
101,400	Amano Corp	1,875,772
6,600	AOKI Holdings Inc	33,366
43,300	Arcs Co Ltd (a)	633,132
227,900	Asahi Kasei Corp (b)	1,665,445
3,600	Bando Chemical Industries Ltd	26,090
57,500	Brother Industries Ltd	1,100,407
74,100	Canon Inc (a) (b)	1,774,643
8,100	Canon Marketing Japan Inc	183,681
1,400	Cawachi Ltd	21,256
2,100	Central Glass Co Ltd	50,667
1,600	Chiyoda Integre Co Ltd	24,853
106,000	Chugoku Marine Paints Ltd (a)	672,114
70,300	Citizen Watch Co Ltd (a)	300,365
3,900	CONEXIO Corp	36,984
35,500	Dai Nippon Printing Co Ltd (b)	747,234
5,400	Dai Nippon Toryo Co Ltd	28,861
1,500	Dai-Dan Co Ltd	23,962
1,400	Daiichi Jitsugyo Co Ltd	38,476
35,700	Daiwa House Industry Co Ltd (b)	798,153
225,500	Daiwabo Holdings Co Ltd	3,174,398
96,800	Denka Co Ltd	2,318,948
2,800	Dentsu Group Inc (b)	90,174
2,700	DTS Corp (b)	69,564
2,000	Ehime Bank Ltd (The) (a)	12,230
1,300	Eizo Corp	35,385
6,200	Exedy Corp	79,885
167,400	EXEO Group Inc	2,568,319
71,900	Ezaki Glico Co Ltd	1,870,812
132,000	Fuji Corp	1,920,011
15,400	Fuji Electric Co Ltd	665,313
18,700	FUJIFILM Holdings Corp (b)	949,339
8,000	Fukuoka Financial Group Inc	142,957
2,000	Furuno Electric Co Ltd (a)	16,102
3,500	G-7 Holdings Inc (a)	37,528
86,500	H.U. Group Holdings Inc (b)	1,756,918
8,000	Hanwa Co Ltd	197,909
249,700	Haseko Corp	2,861,371
1,800	Heiwado Co Ltd	25,728

See accompanying notes to the financial statements.	30

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
52,100	Hogy Medical Co Ltd	1,303,036
164,400	Honda Motor Co Ltd (b)	4,376,700
3,300	Honda Motor Co Ltd Sponsored ADR (b)	87,516
16,300	Hosiden Corp	185,196
600	Hyakujushi Bank Ltd (The)	7,320
20,200	Idemitsu Kosan Co Ltd	532,618
12,600	Iida Group Holdings Co Ltd (a)	191,934
12,300	Inabata & Co Ltd	215,231
331,400	Inpex Corp	3,809,319
12,500	Isuzu Motors Ltd	155,246
122,100	ITOCHU Corp (b)	3,360,280
3,700	Itochu Enex Co Ltd	29,029
600	Itochu-Shokuhin Co Ltd	21,959
24,000	Itoham Yonekyu Holdings Inc	116,064
8,000	Itoki Corp (a)	25,146
5,800	Jaccs Co Ltd	159,500
7,900	Japan Aviation Electronics Industry Ltd	132,113
98,200	Japan Tobacco Inc (b)	1,663,843
113,600	JFE Holdings Inc	1,220,468
7,100	JVCKenwood Corp	10,422
5,100	Kaga Electronics Co Ltd	150,968
91,100	Kajima Corp	958,603
3,500	Kamei Corp	27,536
11,900	Kandenko Co Ltd	71,608
3,400	Kaneka Corp	91,194
104,100	Kanematsu Corp	1,126,153
105,800	KDDI Corp (b)	3,237,599
168,600	Kirin Holdings Co Ltd (b)	2,775,454
5,097	Kohnan Shoji Co Ltd (a)	126,343
13,401	Komeri Co Ltd	251,689
61,000	Konoike Transport Co Ltd (b)	578,900
183,500	K’s Holdings Corp	1,690,663
1,300	Kureha Corp	87,299
3,000	Kyokuto Kaihatsu Kogyo Co Ltd	29,440
96,300	Kyudenko Corp	1,938,610
4,700	Lintec Corp	78,332
10,000	Macnica Holdings Inc	214,565
87,700	Macromill Inc	665,028
98,800	Mandom Corp	1,062,722
114,400	Marubeni Corp (b)	1,192,309
103,000	Maruichi Steel Tube Ltd	2,195,749
1,000	Maruzen Showa Unyu Co Ltd	22,835
95,200	Maxell Ltd	1,009,735
7,900	MCJ Co Ltd	54,918
81,500	Mebuki Financial Group Inc	156,200
1,300	Melco Holdings Inc	31,052
73,400	Mitsubishi Corp (b)	2,403,162
2,200	Mitsubishi Research Institute Inc	65,861
2,200	Mitsubishi Shokuhin Co Ltd	54,001
314,200	Mitsubishi UFJ Financial Group Inc (b)	1,628,796
3,100	Mitsuboshi Belting Ltd	71,265
22,800	Mitsui & Co Ltd (b)	535,096
6,200	Mitsui DM Sugar Holdings Co Ltd	83,439
50,900	Mitsui OSK Lines Ltd (b)	1,326,128

Shares	Description	Value ($)

	Japan — continued
3,500	Mitsui-Soko Holdings Co Ltd (b)	84,595
66,900	Morinaga & Co Ltd	1,910,875
67,900	MS&AD Insurance Group Holdings Inc	2,025,859
78,900	NEC Corp (b)	2,877,613
54,100	NGK Spark Plug Co Ltd	1,110,005
90,300	NH Foods Ltd	2,584,856
10,600	Nichias Corp	183,056
2,600	Nichiha Corp	51,812
5,200	Nichireki Co Ltd	50,828
76,000	Nikon Corp	867,556
3,000	Nippn Corp	33,836
2,000	Nippon Densetsu Kogyo Co Ltd	25,734
3,600	Nippon Soda Co Ltd	119,044
57,300	Nippon Steel Corp (b)	905,117
3,000	Nippon Steel Trading Corp	115,424
31,200	Nippon Suisan Kaisha Ltd	127,672
138,500	Nippon Telegraph & Telephone Corp (b)	3,753,942
34,800	Nippon Television Holdings Inc	295,716
4,800	Nippon Yusen KK (b)	366,116
2,700	Nisshinbo Holdings Inc	20,894
1,500	Nissin Corp	19,986
8,400	Nissin Electric Co Ltd	89,517
1,600	Nitto Kogyo Corp (a)	29,517
5,800	Nojima Corp	116,853
2,200	Nomura Real Estate Holdings Inc (b)	54,049
1,600	Noritake Co Ltd	48,091
223,300	Obayashi Corp	1,544,474
8,600	Organo Corp	572,036
29,300	ORIX Corp (b)	481,615
2,500	Osaka Soda Co Ltd (a)	67,855
104,400	Pacific Industrial Co Ltd	812,875
403,000	Penta-Ocean Construction Co Ltd	2,126,761
1,800	Prima Meat Packers Ltd	28,095
5,700	Proto Corp	45,743
100	Raito Kogyo Co Ltd	1,328
15,400	Renesas Electronics Corp * (b)	145,816
400	Restar Holdings Corp	5,894
900	Rion Co Ltd	13,738
30,500	Rohm Co Ltd (b)	2,281,948
2,400	Roland DG Corp	56,292
1,300	Ryobi Ltd	12,073
15,600	San-A Co Ltd	465,867
8,800	Sanki Engineering Co Ltd	103,945
82,000	Sankyu Inc (b)	2,522,096
45,800	Sawai Group Holdings Co Ltd	1,353,515
40,100	Secom Co Ltd (b)	2,554,739
12,100	Sega Sammy Holdings Inc	179,622
44,800	Seiko Epson Corp	703,979
3,500	Seiko Holdings Corp	72,121
7,200	Sekisui Chemical Co Ltd	98,160
131,600	Sekisui House Ltd (b)	2,237,809
2,900	Sekisui Jushi Corp	35,858
9,900	Shimamura Co Ltd (b)	897,337
181,300	Shimizu Corp	994,152

31	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
2,700	Shinmaywa Industries Ltd	20,577
7,700	Shizuoka Gas Co Ltd (b)	57,633
800	Sinanen Holdings Co Ltd	22,009
3,600	Sinko Industries Ltd	41,662
27,300	SKY Perfect JSAT Holdings Inc	108,496
102,860	Sojitz Corp	1,730,715
183,200	Stanley Electric Co Ltd	3,381,721
5,700	Star Micronics Co Ltd	74,954
46,900	Subaru Corp	852,520
160,800	SUMCO Corp	2,182,518
1,900	Sumitomo Bakelite Co Ltd	59,892
707,400	Sumitomo Chemical Co Ltd	2,784,557
113,400	Sumitomo Corp (b)	1,595,038
8,600	Sumitomo Electric Industries Ltd	98,509
38,600	Sumitomo Forestry Co Ltd	652,629
108,200	Sumitomo Mitsui Financial Group Inc (a) (b)	3,263,665
91,800	Sumitomo Mitsui Trust Holdings Inc	2,855,273
1,500	Sumitomo Seika Chemicals Co Ltd	33,580
4,300	Sumitomo Warehouse Co Ltd (The) (b)	67,477
279,600	T&D Holdings Inc	3,053,571
80,200	Tachi-S Co Ltd	704,560
50,500	Taisei Corp	1,531,136
110,500	Takara Holdings Inc	838,416
32,900	Takara Leben Co Ltd	89,492
161,400	Takuma Co Ltd	1,621,571
3,000	Tamron Co Ltd	65,546
2,600	TDK Corp	90,902
232,400	Teijin Ltd	2,457,044
2,100	T-Gaia Corp	24,969
115,600	THK Co Ltd	2,346,494
59,900	Toho Holdings Co Ltd	793,362
290,500	Tokai Carbon Co Ltd	2,120,574
85,300	Tokyo Gas Co Ltd (b)	1,600,330
71,200	Tokyo Seimitsu Co Ltd	2,371,762
8,200	Tokyu Construction Co Ltd	38,571
147,400	Toppan Inc	2,314,864
92,200	Tosei Corp	920,994
70,600	Tosoh Corp	912,846
6,900	Towa Pharmaceutical Co Ltd	109,426
28,500	Toyo Construction Co Ltd	175,826
15,900	Toyota Boshoku Corp	230,910
52,500	Toyota Industries Corp (b)	2,934,372
11,900	Toyota Tsusho Corp (b)	416,597
2,200	TPR Co Ltd	20,145
70,000	Tsumura & Co	1,602,403
7,100	TV Asahi Holdings Corp	73,985
5,200	Ulvac Inc	201,636
4,000	Wacoal Holdings Corp	63,925
12,000	YAMABIKO Corp	97,962
39,100	Yamada Holdings Co Ltd (b)	135,327
29,100	Yamaha Motor Co Ltd	603,077
5,300	Yamazen Corp	35,491
2,600	Yellow Hat Ltd	33,568
39,900	Yokogawa Bridge Holdings Corp	557,906

Shares	Description	Value ($)

	Japan — continued
5,100	Yuasa Trading Co Ltd	128,489
65,400	Zenkoku Hosho Co Ltd	2,161,071

	Total Japan	167,577,227

	Kuwait — 0.0%
13,850	Humansoft Holding Co KSC	155,563
0	Kuwait Finance House KSCP	—

	Total Kuwait	155,563

	Luxembourg — 0.0%
16,943	Ternium SA Sponsored ADR	522,014

	Malaysia — 0.1%
2,000	Fraser & Neave Holdings Bhd	9,972
45,800	IHH Healthcare Bhd	63,212
116,300	Kossan Rubber Industries Bhd	26,170
10,500	Kuala Lumpur Kepong Bhd	54,253
17,700	MISC Bhd	28,006
193,100	Petronas Chemicals Group Bhd	378,760
8,200	PPB Group Bhd	32,234
51,900	Westports Holdings Bhd	40,250

	Total Malaysia	632,857

	Mexico — 1.1%
746,200	America Movil SAB de CV – Series L	635,214
28,825	America Movil SAB de CV – Class L Sponsored ADR	490,025
29,412	Arca Continental SAB de CV	199,073
88,200	Banco del Bajio SA	184,792
28,800	Becle SAB de CV	58,696
4,576	Coca-Cola Femsa SAB de CV Sponsored ADR	280,188
495,200	Credito Real SAB de CV SOFOM ER * (e)	8,873
50,992	El Puerto de Liverpool SAB de CV – Class C1	227,239
439,088	Fomento Economico Mexicano SAB de CV	2,748,318
14,208	Gentera SAB de CV	11,136
1,440	Gruma SAB de CV – Class B	15,743
6,439	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	42,140
2,125	Grupo Aeroportuario del Sureste SAB de CV – Class B	44,765
708,465	Grupo Financiero Banorte SAB de CV – Class O	4,184,714
25,856	Grupo Financiero Inbursa SAB de CV – Class O*	40,504
703,433	Grupo Mexico SAB de CV – Series B	2,650,116
39,500	Industrias Bachoco SAB de CV – Series B	156,145
53,856	Kimberly-Clark de Mexico SAB de CV – Class A	73,112
20,400	Megacable Holdings SAB de CV	42,792
47,700	Qualitas Controladora SAB de CV	208,946
23,400	Regional SAB de CV	126,510
8,151	Unifin Financiera SAB de CV SOFOM ENR *	704

See accompanying notes to the financial statements.	32

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
337,892	Wal-Mart de Mexico SAB de CV	1,107,271

	Total Mexico	13,537,016

	Netherlands — 1.3%
21,042	ABN AMRO Bank NV CVA GDR	202,148
367,019	Aegon NV	1,640,217
25,800	AerCap Holdings NV *	1,136,490
10,625	ASR Nederland NV	433,651
9,049	ForFarmers NV (a)	25,503
119	Hunter Douglas NV *	20,898
89,085	ING Groep NV	780,780
47,665	JDE Peet’s NV (b)	1,469,762
113,306	Koninklijke Ahold Delhaize NV (b)	3,116,687
40,114	Koninklijke Philips NV (b)	666,213
40,850	NN Group NV	1,678,852
27,883	Prosus NV *	1,723,433
52,182	Randstad NV (a) (b)	2,430,154
9,571	Signify NV	272,064
1,799	Wolters Kluwer NV (b)	175,929

	Total Netherlands	15,772,781

	New Zealand — 0.1%
59,921	Auckland International Airport Ltd * (b)	276,341
226,050	Meridian Energy Ltd (b)	689,632
62,536	Spark New Zealand Ltd	206,864

	Total New Zealand	1,172,837

	Norway — 0.4%
2,120	Austevoll Seafood ASA	22,724
9,568	BW LPG Ltd	62,195
58,693	DNO ASA	83,392
61,105	Elkem ASA	243,170
51,747	Equinor ASA (b)	2,008,334
50,517	Europris ASA	303,066
163,679	Norsk Hydro ASA	1,124,655
3,159	Selvaag Bolig ASA	12,995
10,559	SpareBank 1 Nord Norge	95,173
12,110	SpareBank 1 SMN	147,446
2,503	Stolt-Nielsen Ltd (b)	53,488
31,610	Wallenius Wilhelmsen ASA (b)	177,962

	Total Norway	4,334,600

	Panama — 0.0%
297,879	BAC Holding International Corp *	15,133

	Peru — 0.1%
18,900	Southern Copper Corp	889,623

	Philippines — 0.0%
10,800	GT Capital Holdings Inc	92,501
4,691	Manila Electric Co	25,123
758,080	Megaworld Corp	33,652

Shares	Description	Value ($)

	Philippines — continued
33,900	Puregold Price Club Inc	20,644

	Total Philippines	171,920

	Poland — 0.2%
5,274	Asseco Poland SA	80,403
109,129	Bank Polska Kasa Opieki SA	1,509,702
3,461	Budimex SA	185,982
24,558	Cyfrowy Polsat SA	101,284
10,850	Jastrzebska Spolka Weglowa SA *	109,601
39	LPP SA	70,224
53,842	Polski Koncern Naftowy ORLEN SA	697,373
88,955	Polskie Gornictwo Naftowe i Gazownictwo SA *	105,672
6,916	Powszechna Kasa Oszczednosci Bank Polski SA *	34,501
25,640	Powszechny Zaklad Ubezpieczen SA	153,477

	Total Poland	3,048,219

	Portugal — 0.4%
22,206	Altri SGPS SA	125,296
115,292	Banco Comercial Portugues SA – Class R	16,774
200,232	EDP – Energias de Portugal SA	956,227
227,645	Galp Energia SGPS SA	2,458,334
15,640	Jeronimo Martins SGPS SA	346,766
83,477	Navigator Co SA (The)	331,230
61,689	NOS SGPS SA	227,387
56,580	REN - Redes Energeticas Nacionais SGPS SA	149,993
516,313	Sonae SGPS SA	518,967

	Total Portugal	5,130,974

	Qatar — 0.1%
7,568	Qatar Gas Transport Co Ltd	8,298
215,563	Qatar National Bank QPSC	1,219,824
14,520	Qatar National Cement Co QSC	19,741

	Total Qatar	1,247,863

	Russia — 0.3%
3,038,020	Alrosa PJSC * (d) (f)	254,845
10,190	Detsky Mir PJSC (d)	994
148,200,000	Federal Grid Co Unified Energy System PJSC * (d)	16,620
68,395	Fix Price Group Ltd GDR (d)	16,982
180,610	Gazprom Neft PJSC (d)	87,059
497,450	Gazprom PJSC * (d)	145,508
776,704	Gazprom PJSC Sponsored ADR * (e)	457,007
7,736	Globaltrans Investment Plc Sponsored GDR (Registered) (e)	2,885
6,310,100	Inter RAO UES PJSC * (d)	23,244
19,776	LSR Group PJSC * (d)	13,639
1	LSR Group PJSC GDR (Registered) (d)	0
74,944	LUKOIL PJSC (d)	367,226
1,561	Magnit PJSC (d)	9,835

33	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
1,468,850	Magnitogorsk Iron & Steel Works PJSC * (d) (f)	49,252
30,345	Magnitogorsk Iron & Steel Works PJSC
	Sponsored GDR (Registered) * (e) (f)	13,304
25,400	Mechel PJSC * (d)	3,629
45,541	MMC Norilsk Nickel PJSC ADR (d)	84,835
16,770	Mobile TeleSystems PJSC (d)	4,547
20,400	Mobile TeleSystems PJSC ADR* (d)	11,127
361,420	Moscow Exchange MICEX-RTS PJSC * (d)	37,534
3,294,000	Mosenergo PJSC * (d)	6,931
75,720	Novatek PJSC (d)	98,448
1,212,010	Novolipetsk Steel PJSC * (d)	167,818
3,466	PhosAgro PJSC * (d)	31,493
67	PhosAgro PJSC GDR (d) (f)	204
130,264	Polymetal International Plc	319,453
10,215	Polyus PJSC * (d)	97,528
46,000	QIWI Plc Sponsored ADR (c) (d)	24,908
1,352	QIWI Plc Sponsored ADR (c) (d)	546
5,248	Ros Agro Plc GDR (Registered) (d)	5,490
1,879,040	ROSSETI PJSC * (d)	1,293
23,515,000	RusHydro PJSC * (d)	21,598
9,562	RusHydro PJSC ADR * (d)	883
3,677,652	Sberbank of Russia PJSC * (d) (f)	566,570
425	Severstal PAO (d) (f)	368
91,185	Severstal PJSC GDR (Registered) * (d) (f)	79,437
11,580	SFI PJSC * (d)	6,187
5,940,620	Surgutneftegas PJSC (d)	173,836
55,398	Tatneft PJSC Sponsored ADR (d)	174,935
1,300,440	Unipro PJSC (d)	2,055
50,950	United Co Rusal International PJSC * (d)	2,853
8,456	X5 Retail Group NV GDR (Registered) (d)	9,747

	Total Russia	3,392,653

	Saudi Arabia — 0.2%
1,193	Abdullah Al Othaim Markets Co	40,623
3,313	Almarai Co JSC	46,628
2,823	Co for Cooperative Insurance (The) *	56,925
92,743	Saudi Arabian Oil Co	923,811
45,538	Saudi Basic Industries Corp	1,209,728
38,297	Saudi Telecom Co	425,193

	Total Saudi Arabia	2,702,908

	Singapore — 0.7%
51,300	AIMS APAC (REIT)	50,227
39,000	Bumitama Agri Ltd	17,423
63,494	Capitaland Investment Ltd	167,165
80,000	City Developments Ltd	464,496
160,500	ComfortDelGro Corp Ltd	161,759
78,035	DBS Group Holdings Ltd	1,816,927
187,200	First Real Estate Investment Trust (a)	36,762
1,318,100	Golden Agri-Resources Ltd	264,238
161,540	Japfa Ltd	69,305
37,516	Jardine Cycle & Carriage Ltd	880,729

Shares	Description	Value ($)

	Singapore — continued
210,600	Keppel Corp Ltd	1,093,755
37,420	Lendlease Global Commercial (REIT)	22,050
40,900	Sasseur Real Estate Investment Trust	22,666
27,500	Sheng Siong Group Ltd	31,875
237,800	Silverlake Axis Ltd	61,030
700	Singapore Exchange Ltd	4,750
11,200	Singapore Technologies Engineering Ltd	29,845
114,700	StarHub Ltd	100,838
7,800	United Overseas Bank Ltd	152,096
32,000	UOL Group Ltd	158,329
154,300	Wilmar International Ltd	445,371
1,320,399	Yangzijiang Financial Holding Ltd *	353,236
2,511,099	Yangzijiang Shipbuilding Holdings Ltd	1,740,282
190,400	Yanlord Land Group Ltd	140,126

	Total Singapore	8,285,280

	South Africa — 0.8%
256,194	Absa Group Ltd	2,653,441
2,052	African Rainbow Minerals Ltd	28,262
6,107	Anglo American Platinum Ltd	426,327
10,455	Astral Foods Ltd	126,071
50,051	Barloworld Ltd	254,758
82,509	Bidvest Group Ltd (The)	1,033,569
77,272	Blue Label Telecoms Ltd *	28,157
3,237	Capitec Bank Holdings Ltd	384,897
95,174	FirstRand Ltd	355,485
4,420	Impala Platinum Holdings Ltd	46,314
35,314	Investec Ltd	165,816
46,344	Kumba Iron Ore Ltd	1,026,024
18,305	Lewis Group Ltd	51,061
31,586	Metair Investments Ltd	48,723
30,082	Motus Holdings Ltd	203,852
19,169	Mr Price Group Ltd	207,654
73,824	MTN Group Ltd	534,341
12,234	Ninety One Ltd	27,570
126,916	Pepkor Holdings Ltd	149,027
4,861	PSG Group Ltd *	25,597
27,686	Raubex Group Ltd	56,380
20,426	Reunert Ltd	53,576
492,133	RMB Holdings Ltd *	51,776
28,160	Sappi Ltd *	75,063
11,928	Sibanye Stillwater Ltd	26,647
10,000	Sibanye Stillwater Ltd ADR	89,800
123,463	Telkom SA SOC Ltd *	316,857
22,061	Tiger Brands Ltd	214,653
185,099	Truworths International Ltd	617,267
3,806	Vodacom Group Ltd	28,015
83,295	Woolworths Holdings Ltd	271,741

	Total South Africa	9,578,721

	South Korea — 3.5%
111,492	BNK Financial Group Inc	555,934
6,772	Cheil Worldwide Inc	110,407

See accompanying notes to the financial statements.	34

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
90	CJ CheilJedang Corp	27,300
1,423	Coway Co Ltd	67,513
889	Daihan Pharmaceutical Co Ltd	17,118
5,533	Daou Data Corp	49,892
1,908	DB HiTek Co Ltd	65,492
4,280	DB Insurance Co Ltd	190,605
33,334	DGB Financial Group Inc	184,753
1,374	DL E&C Co Ltd	41,704
34,093	Dongwon Development Co Ltd	94,528
1,367	E-MART Inc	99,242
2,748	Fila Holdings Corp	63,473
23,183	GS Engineering & Construction Corp	518,565
8,557	GS Holdings Corp	293,779
1,141	GS Retail Co Ltd	21,569
82,344	Hana Financial Group Inc	2,400,052
1,994	Handsome Co Ltd	42,045
30,823	Hankook Tire & Technology Co Ltd	868,956
19,213	HDC Hyundai Development Co-Engineering & Construction	177,532
439	Hyosung TNC Corp	102,093
1,760	Hyundai Department Store Co Ltd	80,967
28,146	Hyundai Engineering & Construction Co Ltd	1,006,440
1,640	Hyundai Glovis Co Ltd	214,884
1,022	Hyundai Home Shopping Network Corp	38,070
7,307	Hyundai Mobis Co Ltd	1,165,271
2,160	Hyundai Motor Co GDR (Registered)	72,831
25,990	JB Financial Group Co Ltd	146,835
30,079	KB Financial Group Inc	1,104,168
1,300	KB Financial Group Inc ADR *	47,554
3,100	KC Co Ltd	41,494
166	KCC Corp	36,248
643	KCC Glass Corp	24,087
92,044	Kia Corp	5,516,917
505	KIWOOM Securities Co Ltd	32,089
895	Korea Petrochemical Ind Co Ltd	80,846
6,570	Korea Real Estate Investment & Trust Co Ltd	7,961
1,511	Korea Zinc Co Ltd	755,842
20,967	KT Skylife Co Ltd	133,526
83,989	KT&G Corp	5,217,182
6,808	Kumho Petrochemical Co Ltd	656,679
4,998	LF Corp	62,964
5,926	LG Corp	361,610
35,056	LG Electronics Inc	2,623,241
640	LG H&H Co Ltd	338,906
1,809	LG Innotek Co Ltd	460,495
3,101	Lotte Chemical Corp	402,648
15,770	LOTTE Fine Chemical Co Ltd	825,126
3,117	LX International Corp	100,380
4,458	LX Semicon Co Ltd	313,662
5,965	NAVER Corp	1,058,469
265	NCSoft Corp	74,468
1,743	NH Investment & Securities Co Ltd	12,903

Shares	Description	Value ($)

	South Korea — continued
323	Orion Corp	23,661
9,631	POSCO Holdings Inc	1,821,850
19,246	POSCO Holdings Inc Sponsored ADR	904,947
652	PSK Inc	16,518
2,615	Samjin Pharmaceutical Co Ltd	48,304
6	Samsung C&T Corp	537
105,665	Samsung Electronics Co Ltd	4,681,038
988	Samsung Electronics Co Ltd GDR (Registered) (b)	1,080,446
11,168	Samsung Engineering Co Ltd *	194,179
449	Samsung Fire & Marine Insurance Co Ltd	65,255
1,300	Samsung SDS Co Ltd	124,070
17,144	SD Biosensor Inc	448,223
326	Sebang Global Battery Co Ltd	12,600
1,788	Seegene Inc	41,889
56,254	Shinhan Financial Group Co Ltd	1,524,116
11,630	SK Hynix Inc	817,681
15,887	SK Square Co Ltd *	477,388
2,470	SK Telecom Co Ltd	95,827
19,593	SK Telecom Co Ltd Sponsored ADR	418,311
2,438	SL Corp	69,500
5	S-Oil Corp	379
170,388	Woori Financial Group Inc	1,541,317
11,709	Woori Technology Investment Co Ltd *	50,837
3,413	Youngone Corp	113,002

	Total South Korea	43,579,190

	Spain — 1.3%
743	Acciona SA (b)	145,528
184,119	Acerinox SA	1,665,876
44,352	Amadeus IT Group SA * (b)	2,341,314
35,785	Atresmedia Corp de Medios de Comunicacion SA	98,001
729,766	Banco Bilbao Vizcaya Argentaria SA	3,274,601
2,679,000	Banco de Sabadell SA	1,842,439
804,644	Banco Santander SA	1,947,799
39,599	Bankinter SA	202,936
17,925	Cia de Distribucion Integral Logista Holdings SA (b)	348,395
1,696	Enagas SA (b)	30,969
33,423	Faes Farma SA	132,746
897	Grupo Catalana Occidente SA	26,376
83,139	Industria de Diseno Textil SA (b)	1,795,090
10,082	Mediaset Espana Comunicacion SA *	28,044
137,084	Repsol SA	1,780,458
163,622	Telefonica SA (b)	675,270
50,658	Unicaja Banco SA	45,616

	Total Spain	16,381,458

	Sweden — 0.6%
87,336	Fastighets AB Balder – Class B* (b)	482,287
7,459	Industrivarden AB – A Shares	165,306
36,294	Industrivarden AB – C Shares (a)	796,216
52,790	Investor AB – A Shares (b)	877,407

35	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
90,796	Investor AB – B Shares (b)	1,431,054
21,646	Inwido AB	211,684
58,363	Kinnevik AB – Class B*	830,564
15,131	New Wave Group AB – B Shares	243,374
33,869	Skanska AB – B Shares	500,336
189,808	SSAB AB – A Shares	912,929
6,151	SSAB AB – B Shares	28,719
31,667	Svenska Cellulosa AB SCA – Class B (b)	474,483

	Total Sweden	6,954,359

	Switzerland — 0.6%
43,312	Adecco Group AG (Registered) * (b)	1,373,014
2,011	Bobst Group SA (Registered)	162,032
697	DKSH Holding AG (b)	51,859
26,581	Logitech International SA (Registered) (a)	1,322,562
6,116	Mobilezone Holding AG (Registered)	101,251
9,262	Roche Holding AG – Genusschein (b)	2,984,599
1,243	u-blox Holding AG *	172,277
99,690	UBS Group AG (Registered) (b)	1,579,759
180	Zurich Insurance Group AG (b)	79,902

	Total Switzerland	7,827,255

	Taiwan — 4.9%
84,560	Acer Inc	60,733
7,207	Acter Group Corp Ltd	50,080
313,000	AmTRAN Technology Co Ltd	130,662
486,035	Asustek Computer Inc	4,044,316
19,000	Aten International Co Ltd	48,724
149,000	AUO Corp *	81,358
8,400	Aurora Corp	23,558
715,000	Catcher Technology Co Ltd *	4,334,180
1,382,399	Cathay Financial Holding Co Ltd	2,011,150
113,033	Chailease Holding Co Ltd	725,752
118,000	Chicony Electronics Co Ltd	315,027
133,000	China Steel Corp	125,960
452,000	Chipbond Technology Corp	843,617
9,280	Chong Hong Construction Co Ltd	22,594
163,000	Chunghwa Telecom Co Ltd	646,798
2,100	Chunghwa Telecom Co Ltd Sponsored ADR (b)	83,412
428,000	Compal Electronics Inc	318,674
33,000	Compeq Manufacturing Co Ltd	56,589
48,440	Coretronic Corp	99,334
39,000	Elan Microelectronics Corp	123,341
63,000	Elite Material Co Ltd	331,608
14,000	Elite Semiconductor Microelectronics Technology Inc	36,018
258,000	Evergreen Marine Corp Taiwan Ltd *	739,355
21,000	Far Eastern New Century Corp	22,503
203,000	Far EasTone Telecommunications Co Ltd	497,869
91,000	Farglory Land Development Co Ltd	190,239
147,800	First Financial Holding Co Ltd	128,228
43,701	FLEXium Interconnect Inc *	133,533

Shares	Description	Value ($)

	Taiwan — continued
10,000	Formosa Chemicals & Fibre Corp	22,466
16,000	Formosa Petrochemical Corp	43,858
325,000	Formosa Plastics Corp	969,018
120,821	Foxconn Technology Co Ltd	199,754
1,584,175	Fubon Financial Holding Co Ltd	2,970,405
6,080	Fusheng Precision Co Ltd	39,288
15,000	Gamania Digital Entertainment Co Ltd	29,770
11,560	Getac Technology Corp	17,992
74,000	Gigabyte Technology Co Ltd	206,395
265,000	Grand Pacific Petrochemical	162,753
58,000	HannStar Display Corp	22,550
27,946	Hiwin Technologies Corp	188,623
13,000	Holtek Semiconductor Inc	31,403
2,146,318	Hon Hai Precision Industry Co Ltd	7,642,564
69,000	Huaku Development Co Ltd	210,094
86,820	IEI Integration Corp	212,984
33,687	Innodisk Corp	188,838
21,938	International Games System Co Ltd	267,487
104,000	King’s Town Bank Co Ltd	119,965
31,000	Kung Long Batteries Industrial Co Ltd	143,297
23,000	Largan Precision Co Ltd	1,463,034
508,000	Lite-On Technology Corp	1,093,231
1,000	Lotes Co Ltd	23,708
4,807	Makalot Industrial Co Ltd	28,245
148,000	MediaTek Inc	3,202,235
5,408	Merry Electronics Co Ltd	14,936
302,000	Micro-Star International Co Ltd	1,130,575
99,000	Mitac Holdings Corp	91,019
293,000	Nan Ya Plastics Corp	658,135
77,903	Nantex Industry Co Ltd	108,853
236,000	Nanya Technology Corp	409,882
26,000	Nichidenbo Corp	44,125
4,800	Nien Made Enterprise Co Ltd	44,327
143,000	Novatek Microelectronics Corp	1,223,408
20,000	Oneness Biotech Co Ltd *	193,621
23,640	Pegatron Corp	49,167
78,000	Phison Electronics Corp	792,901
821,000	Pou Chen Corp	777,727
53,000	Primax Electronics Ltd	115,958
128,000	Quanta Computer Inc	331,828
64,472	Radiant Opto-Electronics Corp	211,863
488,400	Ruentex Development Co Ltd	1,007,106
245,400	Ruentex Industries Ltd	522,705
31,760	Shin Zu Shing Co Ltd	91,466
68,000	Shinkong Insurance Co Ltd	128,700
27,900	Simplo Technology Co Ltd	263,260
7,945	Sinmag Equipment Corp	25,262
20,000	Sitronix Technology Corp	123,657
2,000	Soft-World International Corp	5,063
29,750	Syncmold Enterprise Corp	66,237
14,000	Synnex Technology International Corp	25,519
39,000	T3EX Global Holdings Corp	99,976
12,000	TaiDoc Technology Corp *	87,642
278,432	Taiwan Cement Corp	358,422

See accompanying notes to the financial statements.	36

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
333,000	Taiwan Semiconductor Manufacturing Co Ltd	5,451,137
62,485	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	5,208,125
1,760	TCI Co Ltd	8,440
36,000	Teco Electric and Machinery Co Ltd	34,823
9,000	Test Research Inc	17,588
36,681	TOPBI International Holdings Ltd *	14,645
40,000	Transcend Information Inc	86,667
59,000	Tripod Technology Corp	193,714
13,000	Tung Ho Steel Enterprise Corp	22,984
37,624	United Integrated Services Co Ltd	194,838
148,000	Universal Inc	136,216
12,000	Walsin Technology Corp	36,263
76,850	Wan Hai Lines Ltd	216,593
328,000	Winbond Electronics Corp	236,325
5,000	Yageo Corp	53,476
1,196,000	Yang Ming Marine Transport Corp	3,063,880
2,126,960	Yuanta Financial Holding Co Ltd	1,411,866
6,000	Yulon Nissan Motor Co Ltd	40,838
9,000	Zeng Hsing Industrial Co Ltd	39,411
23,000	Zhen Ding Technology Holding Ltd	85,357

	Total Taiwan	61,281,695

	Thailand — 0.7%
140,700	Advanced Info Service Pcl NVDR	740,239
2,012,400	AP Thailand Pcl NVDR	551,009
418,300	Bangkok Bank Pcl NVDR	1,568,277
320,000	Bangkok Dusit Medical Services Pcl NVDR	256,464
72,000	Central Retail Corp Pcl NVDR	79,809
32,300	CP ALL Pcl (Foreign Registered)	54,443
34,600	CP ALL Pcl NVDR	58,320
10,300	Kasikornbank Pcl (Foreign Registered)	43,264
541,800	Kasikornbank Pcl NVDR	2,275,774
124,300	Kiatnakin Phatra Bank Pcl NVDR	246,723
3,567,500	Krung Thai Bank Pcl NVDR	1,649,510
53,632	Pruksa Holding Pcl NVDR	18,931
187,100	PTT Exploration & Production Pcl NVDR	865,343
53,700	PTT Pcl NVDR	55,173
3,851,300	Sansiri Pcl NVDR	116,038
141,300	Somboon Advance Technology Pcl NVDR	75,457
270,400	Sri Trang Gloves Thailand Pcl NVDR	105,263
23,760	Supalai Pcl (Foreign Registered)	12,699
97,624	Supalai Pcl NVDR	52,177
88,000	Thai Vegetable Oil Pcl NVDR	73,644

	Total Thailand	8,898,557

	Turkey — 0.5%
4,630,207	Akbank TAS	2,973,904
133,246	Arcelik AS	513,401
31,960	Dogus Otomotiv Servis ve Ticaret AS	175,269
20,084	Enerjisa Enerji AS	18,841
822,274	Haci Omer Sabanci Holding AS	1,148,671

Shares	Description	Value ($)

	Turkey — continued
25,315	Kardemir Karabuk Demir Celik Sanayi ve
	Ticaret AS – Class D	16,399
1,746	Koza Altin Isletmeleri AS	15,207
580,824	Turkiye Garanti Bankasi AS	732,712
73,104	Turkiye Is Bankasi AS – Class C	31,667
43,400	Vestel Elektronik Sanayi ve Ticaret AS	71,014
2,337,802	Yapi ve Kredi Bankasi AS	903,330

	Total Turkey	6,600,415

	United Arab Emirates — 0.0%
115,234	Abu Dhabi National Oil Co for Distribution PJSC	139,237

	United Kingdom — 3.5%
112,828	3i Group Plc	1,588,199
3,173	AG Barr Plc	18,578
188,995	Airtel Africa Plc	290,148
6,430	BAE Systems Plc (b)	57,909
4,859	Bank of Georgia Group Plc	112,844
396,742	Barratt Developments Plc	1,964,185
36,734	Bellway Plc	868,553
70,596	Berkeley Group Holdings Plc	2,988,546
71,000	BP Plc Sponsored ADR (b)	2,189,640
35,561	British American Tobacco Plc (b)	1,424,316
26,100	British American Tobacco Plc Sponsored ADR (b)	1,045,305
1,781,739	BT Group Plc (b)	3,116,797
19,381	Bunzl Plc	642,755
220,372	Centrica Plc * (b)	193,281
1,212	Clarkson Plc (b)	42,361
11,654	CMC Markets Plc	31,082
114,271	Coca-Cola HBC AG *	2,607,589
191,485	Compass Group Plc (b)	4,119,044
522	Computacenter Plc (b)	14,954
33,628	Crest Nicholson Holdings Plc	91,391
295	DCC Plc	16,979
2,761	EMIS Group Plc (b)	60,395
23,265	Evraz Plc * (d)	553
320	Ferguson Plc	37,059
212,689	Ferrexpo Plc	365,849
1,720	Galliford Try Holdings Plc	3,147
4,567	Grafton Group Plc	38,335
39,860	GSK Plc Sponsored ADR (b)	1,294,653
53,700	Haleon Plc ADR * (b)	321,126
55,459	Halfords Group Plc	83,840
24,206	IG Group Holdings Plc	229,714
44,501	Imperial Brands Plc (b)	978,659
117,498	Indivior Plc *	393,701
22,506	International Personal Finance Plc	26,158
112,349	Investec Plc	540,032
4,789	Keller Group Plc	38,980
482,200	Kingfisher Plc (b)	1,295,318
217,437	Legal & General Group Plc (b)	636,888
1,211,225	M&G Plc	2,748,796

37	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
9,511	Morgan Advanced Materials Plc	29,321
11,562	Morgan Sindall Group Plc	230,832
1,147	Next Plc (b)	77,241
64,458	OSB Group Plc	410,966
3,455	Paragon Banking Group Plc	21,476
82,333	Persimmon Plc	1,408,809
23,017	Pets at Home Group Plc	84,564
63,648	Plus500 Ltd	1,254,251
9,234	Premier Foods Plc	11,555
35,451	Redde Northgate Plc (b)	140,713
89,543	Redrow Plc	526,016
143,760	S4 Capital Plc *	220,954
51,753	Serica Energy Plc	224,037
95,106	Shell Plc (b)	2,517,269
34,236	Spirent Communications Plc	102,408
470,112	Taylor Wimpey Plc	589,772
3,340	TBC Bank Group Plc	68,766
19,589	Unilever Plc (c)	888,603
11,769	Unilever Plc (b) (c)	535,896
5,800	Unilever Plc Sponsored ADR (b)	263,262
8,184	Vesuvius Plc	32,928
17,800	Vodafone Group Plc Sponsored ADR (b)	238,876
11,135	Wickes Group Plc	15,437
65,392	WPP Plc (b)	563,224

	Total United Kingdom	42,974,835

	United States — 13.3%
6,669	ADTRAN Holdings, Inc.	154,988
20,000	Aflac, Inc. (b)	1,188,400
3,400	Akamai Technologies, Inc. * (b)	306,952
41,400	Ally Financial, Inc.	1,374,480
19,353	American Express Co. (b)	2,941,656
4,300	AppLovin Corp. – Class A* (b)	105,909
7,300	Arch Capital Group Ltd. * (b)	333,756
16,700	Arrow Electronics, Inc. *	1,750,327
20,000	AT&T, Inc. (b)	350,800
17,000	Best Buy Co., Inc. (b)	1,201,730
8,000	Biogen, Inc. * (b)	1,563,040
3,100	Bio-Rad Laboratories, Inc. – Class A*	1,503,624
1,238	Booking Holdings, Inc. * (b)	2,322,253
104,123	BorgWarner, Inc.	3,925,437
15,400	Capital One Financial Corp. (b)	1,629,628
7,801	CarMax, Inc. * (b)	689,920
42,000	Carrier Global Corp. (b)	1,643,040
20,700	CBRE Group, Inc. – Class A* (b)	1,634,472
22,900	Centene Corp. * (b)	2,055,046
14,914	Chevron Corp. (b)	2,357,307
7,600	Cigna Corp. (b)	2,154,220
34,700	Citigroup, Inc. (b)	1,693,707
99,600	Cleveland-Cliffs, Inc. *	1,720,092
23,600	Cognizant Technology Solutions Corp. – Class A (b)	1,490,812
41,800	Comcast Corp. – Class A (b)	1,512,742
16,200	CVS Health Corp. (b)	1,590,030

Shares	Description	Value ($)

	United States — continued
41,604	Darling Ingredients, Inc. *	3,164,400
18,100	Dell Technologies, Inc. – Class C (b)	693,049
14,800	Discover Financial Services (b)	1,487,252
83,800	DISH Network Corp. – Class A* (b)	1,453,930
23,700	DR Horton, Inc.	1,686,255
35,000	eBay, Inc. (b)	1,544,550
27,012	EOG Resources, Inc.	3,276,556
4,500	FedEx Corp. (b)	948,645
41,800	Fidelity National Financial, Inc. (b)	1,634,380
121,800	Ford Motor Co. (b)	1,856,232
10,700	Fortune Brands Home & Security, Inc.	657,301
2,900	Fox Corp. – Class A (b)	99,122
61,900	Fox Corp. – Class B (b)	1,957,278
60,100	Franklin Resources, Inc. (b)	1,566,807
1,100	Garmin Ltd. (b)	97,339
45,100	General Motors Co. * (b)	1,723,271
28,400	Gilead Sciences, Inc. (b)	1,802,548
19,286	Global Payments, Inc. (b)	2,395,900
5,200	Goldman Sachs Group, Inc. (The) (b)	1,729,884
28,625	Green Plains, Inc. *	1,048,534
3,400	Henry Schein, Inc. * (b)	249,594
18,449	Hilton Worldwide Holdings, Inc. (b)	2,349,665
58,500	HP, Inc. (b)	1,679,535
22,000	IAC, Inc. * (b)	1,413,940
24,400	Incyte Corp. * (b)	1,718,492
45,400	Intel Corp. (b)	1,449,168
30,392	Intercontinental Exchange, Inc. (b)	3,065,033
16,400	International Business Machines Corp. (b)	2,106,580
74,000	Invesco Ltd.	1,218,780
12,800	Jazz Pharmaceuticals Plc *	1,986,816
113,900	Kinder Morgan, Inc. (b)	2,086,648
15,000	Knight-Swift Transportation Holdings, Inc. (b)	757,650
4,600	Kroger Co. (The) (b)	220,524
8,300	Laboratory Corp. of America Holdings (b)	1,869,741
1,911	Lam Research Corp. (b)	836,846
45,772	Las Vegas Sands Corp. * (b)	1,722,400
22,900	Lennar Corp. – Class A (b)	1,773,605
37,100	Liberty Global Plc – Class A*	749,420
64,000	Liberty Global Plc – Class C*	1,363,840
32,500	Lincoln National Corp.	1,496,950
8,400	LKQ Corp. (b)	447,048
141,200	Lumen Technologies, Inc.	1,406,352
66,727	Lyft, Inc. – Class A* (b)	982,889
20,800	LyondellBasell Industries NV – Class A (b)	1,726,400
2,070	Markel Corp. * (b)	2,471,808
9,600	Meta Platforms, Inc. – Class A* (b)	1,564,128
21,500	MetLife, Inc. (b)	1,383,095
42,752	Micron Technology, Inc. (b)	2,416,771
11,500	Mohawk Industries, Inc. *	1,269,140
35,100	Molson Coors Brewing Co. – Class B (b)	1,813,617
3,600	Netflix, Inc. * (b)	804,816
32,800	NRG Energy, Inc. (b)	1,353,984
1,400	Nucor Corp. (b)	186,116

See accompanying notes to the financial statements.	38

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
30	NVR, Inc. * (b)	124,202
22,700	Oracle Corp. (b)	1,683,205
63,000	Paramount Global – Class B (b)	1,473,570
22,200	PayPal Holdings, Inc. * (b)	2,074,368
4,300	Pfizer, Inc. (b)	194,489
17,600	Prudential Financial, Inc. (b)	1,685,200
39,900	PulteGroup, Inc.	1,622,334
10,900	Quest Diagnostics, Inc. (b)	1,365,879
34,987	Raytheon Technologies Corp. (b)	3,140,083
3,400	Regeneron Pharmaceuticals, Inc. * (b)	1,975,604
5,800	Resolute Forest Products, Inc. *	117,382
60,015	Sensata Technologies Holding Plc	2,417,404
3,000	Skyworks Solutions, Inc. (b)	295,650
8,900	SS&C Technologies Holdings, Inc. (b)	496,264
3,400	Stanley Black & Decker, Inc.	299,540
20,400	Steel Dynamics, Inc.	1,646,688
46,700	Synchrony Financial	1,529,425
21,600	Textron, Inc.	1,347,408
23,400	Tyson Foods, Inc. – Class A (b)	1,763,892
1,400	United Parcel Service, Inc. – Class B (b)	272,314
15,500	Universal Health Services, Inc. – Class B (b)	1,516,520
61,589	US Bancorp (b)	2,809,074
35,400	Verizon Communications, Inc. (b)	1,480,074
5,300	Vertex Pharmaceuticals, Inc. * (b)	1,493,328
41,261	VF Corp.	1,710,268
158,700	Viatris, Inc. (b)	1,515,585
36,500	Walgreens Boots Alliance, Inc. (b)	1,279,690
20,248	Warner Bros Discovery, Inc. * (b)	268,083
64,600	Wells Fargo & Co. (b)	2,823,666
100,600	Western Union Co. (The) (b)	1,490,892
32,700	Western Digital Corp. *	1,381,902
3,500	Westlake Corp. (b)	345,205
8,300	Whirlpool Corp.	1,299,780
18,000	Zoom Video Communications, Inc. – Class A* (b)	1,447,200

	Total United States	164,345,160

	Vietnam — 0.0%
469,700	Vietnam Joint Stock Commercial Bank for Industry and Trade	564,594

	TOTAL COMMON STOCKS (COST $1,074,759,901)	855,950,534

	PREFERRED STOCKS (g) —1.3%

	Brazil — 0.9%
26,200	Alpargatas SA	103,946
396,417	Bradespar SA	1,667,993
350,300	Cia Energetica de Minas Gerais	814,745
115,300	Cia Energetica de Minas Gerais Sponsored ADR (b)	272,108
1,212,200	Cia Paranaense de Energia – Class B	1,624,065
55,600	Gerdau SA	249,230
52,900	Itau Unibanco Holding SA	262,446

Shares / Par Value†	Description	Value ($)

	Brazil — continued
485,500	Petroleo Brasileiro SA	3,101,100
220,300	Petroleo Brasileiro SA Sponsored ADR (b)	2,806,622

	Total Brazil	10,902,255

	Chile — 0.0%
3,211	Sociedad Quimica y Minera de Chile SA – Class B	321,018

	Colombia — 0.0%
297,879	Grupo Aval Acciones y Valores SA	44,726

	Germany — 0.1%
13,543	Bayerische Motoren Werke AG (b)	941,565
1,946	Draegerwerk AG & Co KGaA (b)	92,071
1,952	Henkel AG & Co KGaA (b)	125,970
153	Sixt SE (b)	9,145
1,552	Villeroy & Boch AG	29,298
1,385	Volkswagen AG (b)	197,001

	Total Germany	1,395,050

	Russia — 0.1%
12,924	Bashneft PJSC (d)	10,819
56,000	Nizhnekamskneftekhim PJSC (d)	5,043
20,810	Sberbank of Russia PJSC * (d) (f)	3,064
9,254,300	Surgutneftegas PJSC (d)	307,759
161	Transneft PJSC (d)	18,734

	Total Russia	345,419

	South Korea — 0.2%
186	Hyundai Motor Co Ltd-Prf	12,622
4,881	LG Electronics Inc	171,377
62,498	Samsung Electronics Co Ltd	2,528,179
89	Samsung Electronics Co Ltd GDR (Registered) (b)	90,227

	Total South Korea	2,802,405

	Taiwan — 0.0%
12,589	Chailease Holding Co Ltd	41,149

	TOTAL PREFERRED STOCKS (COST $20,613,994)	15,852,022

	DEBT OBLIGATIONS — 17.0%

	United States — 17.0%
	Asset-Backed Securities — 0.0%
2,571,735	Crest G-Star LP, Class D, 144A, 9.00%, due 11/28/35 (h)	2

	U.S. Government — 17.0%
82,400,000	U.S. Treasury Note, 0.13%, due 04/30/23	80,671,531
7,000,000	U.S. Treasury Note, 0.13%, due 05/31/23	6,833,477
13,700,000	U.S. Treasury Note, 0.13%, due 06/30/23	13,330,207

39	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued
	U.S. Government — continued
1,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	970,000
46,725,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 10/31/23	46,761,295
32,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 2.83%, due 04/30/24 (b)	31,930,999
30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24 (b)	29,960,247

	Total U.S. Government	210,457,756

	Total United States	210,457,758

	TOTAL DEBT OBLIGATIONS (COST $213,186,480)	210,457,758

	MUTUAL FUNDS — 24.1%

	United States — 24.1%
	Affiliated Issuers — 24.1%
2,800,923	GMO Emerging Country Debt Fund, Class VI	51,985,137
3,533,772	GMO High Yield Fund, Class VI	61,169,593
2,847,952	GMO Opportunistic Income Fund, Class VI	70,031,125
2,173,216	GMO Resources Fund	56,242,834
1,794,827	GMO SGM Major Markets Fund, Class VI	47,221,899
2,302,583	GMO U.S. Treasury Fund (i)	11,489,887

	Total Affiliated Issuers	298,140,475

	TOTAL MUTUAL FUNDS (COST $336,686,126)	298,140,475

	SHORT-TERM INVESTMENTS — 7.3%

	Money Market Funds — 0.3%
3,635,088	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (j)	3,635,088

	Repurchase Agreements — 7.0%
86,999,276	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/22, maturing on 09/01/22 with a maturity value of $87,004,713, and an effective yield of 2.25%, collateralized by a U.S. Treasury Note with maturity date 02/28/27 and a market value of $88,774,677.	86,999,276

	TOTAL SHORT-TERM INVESTMENTS (COST $90,634,364)	90,634,364

	TOTAL INVESTMENTS — 118.8% (Cost $1,735,880,865)	1,471,035,153

	SECURITIES SOLD SHORT — (18.1)%

	Common Stocks — (18.0)%

	Australia — (0.5)%
(218,984)	APA Group	(1,651,319)

Shares	Description	Value ($)

	Australia — continued
(25,012)	ASX Ltd	(1,331,446)
(4,985)	Cochlear Ltd	(725,701)
(3,881)	Domino’s Pizza Enterprises Ltd	(167,279)
(20,993)	IDP Education Ltd	(413,281)
(458,690)	Qantas Airways Ltd*	(1,648,407)

	Total Australia	(5,937,433)

	Austria — (0.1)%
(18,442)	Verbund AG	(1,762,274)

	Belgium — (0.1)%
(30,658)	Anheuser-Busch InBev SA/NV	(1,480,613)

	Canada — (1.0)%
(2,800)	Agnico Eagle Mines Ltd	(115,388)
(56,900)	Algonquin Power & Utilities Corp	(780,099)
(77,800)	AltaGas Ltd	(1,677,615)
(43,400)	Brookfield Renewable Corp – Class A	(1,666,126)
(41,800)	Enbridge Inc	(1,722,996)
(11,800)	Franco-Nevada Corp	(1,418,360)
(71,800)	Pan American Silver Corp	(1,068,384)
(54,300)	Pembina Pipeline Corp	(1,917,876)
(30,700)	Restaurant Brands International Inc	(1,811,300)
(6,300)	Ritchie Bros Auctioneers Inc	(436,842)

	Total Canada	(12,614,986)

	France — (0.7)%
(55,659)	Accor SA*	(1,327,532)
(12,295)	Aeroports de Paris*	(1,683,558)
(105,233)	Getlink SE	(1,981,646)
(1,301)	Hermes International	(1,666,276)
(1,363)	Sartorius Stedim Biotech	(498,533)
(9,943)	Ubisoft Entertainment SA*	(458,522)
(7,095)	Wendel SE	(557,468)

	Total France	(8,173,535)

	Germany — (0.7)%
(38,877)	Delivery Hero SE*	(1,613,442)
(2,004)	MTU Aero Engines AG	(353,430)
(15,905)	Puma SE	(972,170)
(9,662)	QIAGEN NV*	(438,235)
(1,431)	Rational AG	(771,826)
(8,229)	Scout24 SE	(474,098)
(14,354)	Symrise AG – Class A	(1,501,919)
(708,453)	Telefonica Deutschland Holding AG	(1,839,104)
(11,894)	Zalando SE*	(275,380)

	Total Germany	(8,239,604)

	Israel — (0.2)%
(12,400)	CyberArk Software Ltd*	(1,789,072)
(9,400)	Kornit Digital Ltd*	(292,152)

See accompanying notes to the financial statements.	40

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Israel — continued
(4,500)	Wix.com Ltd*	(284,805)

	Total Israel	(2,366,029)

	Italy — (0.4)%
(41,927)	Amplifon SPA	(1,092,656)
(7,698)	Ferrari NV	(1,486,040)
(129,671)	FinecoBank Banca Fineco SPA	(1,402,041)
(147,595)	Infrastrutture Wireless Italiane SPA	(1,367,897)

	Total Italy	(5,348,634)

	Japan — (2.2)%
(51,800)	Aeon Co Ltd	(1,010,397)
(82,300)	ANA Holdings Inc*	(1,582,328)
(57,500)	Asahi Intecc Co Ltd	(1,022,786)
(17,500)	East Japan Railway Co	(906,441)
(300)	Fast Retailing Co Ltd	(175,420)
(18,600)	GMO Payment Gateway Inc	(1,475,059)
(81,200)	Japan Airlines Co Ltd*	(1,485,174)
(30,100)	Japan Exchange Group Inc	(448,557)
(30,800)	Keio Corp	(1,171,951)
(10,200)	Keisei Electric Railway Co Ltd	(284,542)
(13,600)	Kintetsu Group Holdings Co Ltd	(461,811)
(12,100)	Lasertec Corp	(1,675,214)
(2,600)	LIXIL Corp	(45,213)
(57,900)	M3 Inc	(1,854,644)
(105,500)	MonotaRO Co Ltd	(1,892,911)
(14,900)	Nidec Corp	(989,837)
(80,300)	Nihon M&A Center Inc	(995,177)
(135,100)	Nippon Paint Holdings Co Ltd	(1,041,937)
(12,800)	Nissin Foods Holdings Co Ltd	(915,794)
(78,100)	Odakyu Electric Railway Co Ltd	(1,066,927)
(12,000)	ORIENTAL LAND CO LTD	(1,789,049)
(319,800)	Rakuten Group Inc	(1,552,072)
(9,800)	Shiseido Co Ltd	(370,183)
(31,700)	Tobu Railway Co Ltd	(748,948)
(72,000)	Tokyu Corp	(855,918)
(39,500)	West Japan Railway Co	(1,537,276)

	Total Japan	(27,355,566)

	Netherlands — (0.4)%
(1,140)	Adyen NV*	(1,759,185)
(5,327)	IMCD NV	(734,890)
(48,077)	Just Eat Takeaway.com NV*	(799,782)
(71,534)	Universal Music Group NV	(1,420,519)

	Total Netherlands	(4,714,376)

	New Zealand — (0.1)%
(27,602)	Xero Ltd*	(1,623,801)

	Norway — (0.1)%
(43,873)	Aker BP ASA	(1,536,908)

Shares	Description	Value ($)

	Peru — (0.1)%
(21,220)	Southern Copper Corp	(998,825)

	Russia — (0.0)%
(1,138)	Magnit PJSC (d)	(7,170)

	Singapore — (0.2)%
(37,700)	City Developments Ltd	(218,894)
(349,800)	Singapore Airlines Ltd*	(1,328,139)
(161,400)	Singapore Exchange Ltd	(1,095,262)

	Total Singapore	(2,642,295)

	Spain — (0.3)%
(3,360)	Aena SME SA*	(412,681)
(42,429)	Cellnex Telecom SA	(1,652,301)
(78,916)	Ferrovial SA	(1,978,810)

	Total Spain	(4,043,792)

	Sweden — (0.2)%
(139,214)	Embracer Group AB – Class B*	(863,749)
(15,712)	Evolution AB	(1,257,011)

	Total Sweden	(2,120,760)

	Switzerland — (0.3)%
(7)	Chocoladefabriken Lindt & Spruengli AG	(74,034)
(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(217,788)
(1,498)	Partners Group Holding AG	(1,445,950)
(879)	Sika AG (Registered)	(197,770)
(10,057)	Straumann Holding AG (Registered)	(1,102,074)

	Total Switzerland	(3,037,616)

	United Kingdom — (1.0)%
(16,956)	Admiral Group Plc	(417,097)
(225,757)	Auto Trader Group Plc	(1,704,619)
(5,042)	Croda International Plc	(392,998)
(21,205)	Halma Plc	(510,085)
(103,348)	Hargreaves Lansdown Plc	(978,414)
(294,433)	Informa Plc*	(1,862,772)
(15,295)	InterContinental Hotels Group Plc	(830,307)
(50,531)	Land Securities Group Plc (REIT)	(381,126)
(21,213)	London Stock Exchange Group Plc	(1,989,812)
(174,877)	Ocado Group Plc*	(1,469,688)
(24,385)	Prudential Plc	(255,925)
(1,669,884)	Rolls-Royce Holdings Plc*	(1,488,231)
(4,731)	Spirax-Sarco Engineering Plc	(577,543)

	Total United Kingdom	(12,858,617)

	United States — (9.4)%
(75,500)	AES Corp. (The)	(1,921,475)
(9,400)	Alnylam Pharmaceuticals, Inc.*	(1,942,698)
(29,800)	Altria Group, Inc.	(1,344,576)
(4,200)	American Tower Corp. (REIT)	(1,067,010)
(5,000)	Aon Plc – Class A	(1,396,300)

41	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(40,100)	Aramark	(1,431,971)
(10,000)	Arthur J Gallagher & Co.	(1,815,700)
(6,500)	Autodesk, Inc.*	(1,311,310)
(800)	Ball Corp.	(44,648)
(14,200)	Bill.Com Holdings, Inc.*	(2,298,696)
(12,900)	BioMarin Pharmaceutical, Inc.*	(1,150,680)
(4,400)	Bio-Techne Corp.	(1,459,964)
(11,900)	Boeing Co. (The)*	(1,906,975)
(3,600)	Broadcom, Inc.	(1,796,796)
(8,000)	Burlington Stores, Inc.*	(1,121,520)
(39,400)	Caesars Entertainment, Inc.*	(1,698,928)
(40,500)	Carvana Co. – Class A*	(1,336,095)
(10,400)	Catalent, Inc.*	(915,200)
(31,600)	Ceridian HCM Holding, Inc.*	(1,884,624)
(1,300)	Chipotle Mexican Grill, Inc. – Class A*	(2,075,840)
(62,500)	Clarivate Plc*	(729,375)
(26,500)	Cloudflare, Inc. – Class A*	(1,658,105)
(7,700)	CME Group, Inc.	(1,506,197)
(300)	Costco Wholesale Corp.	(156,630)
(27,300)	Coupa Software, Inc.*	(1,594,320)
(6,300)	Crown Castle, Inc. (REIT)	(1,076,229)
(4,800)	Delta Air Lines, Inc.*	(149,136)
(20,900)	Dexcom, Inc.*	(1,718,189)
(12,400)	Diamondback Energy, Inc.	(1,652,672)
(11,500)	DocuSign, Inc. – Class A*	(669,530)
(16,100)	Dominion Energy, Inc.	(1,316,980)
(3,000)	Dynatrace, Inc.*	(114,540)
(1,000)	Equinix, Inc. (REIT)	(657,370)
(12,900)	Equity LifeStyle Properties, Inc. (REIT)	(904,290)
(39,300)	Exact Sciences Corp.*	(1,397,115)
(27,200)	Fastenal Co.	(1,368,976)
(27,100)	Fortinet, Inc.*	(1,319,499)
(3,800)	Gartner, Inc.*	(1,084,216)
(21,400)	Guidewire Software, Inc.*	(1,534,594)
(7,900)	Hess Corp.	(954,162)
(5,300)	HubSpot, Inc.*	(1,786,312)
(3,600)	IDEXX Laboratories, Inc.*	(1,251,432)
(19,600)	Ingersoll Rand, Inc.	(928,452)
(8,000)	Insulet Corp.*	(2,043,760)
(8,900)	IQVIA Holdings, Inc.*	(1,892,674)
(22,300)	Iron Mountain, Inc. (REIT)	(1,173,203)
(32,300)	Liberty Media Corp.-Liberty Formula One – Class C*	(2,056,864)
(5,900)	Linde Plc*	(1,668,874)
(20,700)	Live Nation Entertainment, Inc.*	(1,870,452)
(5,700)	MarketAxess Holdings, Inc.	(1,416,963)
(7,800)	Marriott International, Inc. – Class A	(1,199,172)
(600)	Marsh & McLennan Cos., Inc.	(96,822)
(6,200)	MongoDB, Inc. – Class A*	(2,001,732)
(2,700)	Monolithic Power Systems, Inc.	(1,223,586)
(2,800)	Moody’s Corp.	(796,656)
(400)	Motorola Solutions, Inc.	(97,364)
(3,900)	MSCI, Inc. – Class A	(1,752,036)

Shares	Description	Value ($)

	United States — continued
(51,100)	NiSource, Inc.	(1,507,961)
(25,900)	Novocure Ltd.*	(2,127,167)
(19,100)	Okta, Inc.*	(1,745,740)
(24,700)	ONEOK, Inc.	(1,512,381)
(49,600)	Palantir Technologies, Inc. – Class A*	(382,912)
(3,100)	Palo Alto Networks, Inc.*	(1,726,111)
(12,700)	Paychex, Inc.	(1,566,418)
(28,100)	Peloton Interactive, Inc. – Class A*	(286,339)
(16,800)	Philip Morris International, Inc.	(1,604,232)
(400)	Public Storage (REIT)	(132,332)
(3,600)	RingCentral, Inc. – Class A*	(154,944)
(35,600)	ROBLOX Corp. – Class A*	(1,392,316)
(15,700)	Roku, Inc.*	(1,067,600)
(46,700)	Rollins, Inc.	(1,576,592)
(41,600)	Royal Caribbean Cruises Ltd.*	(1,699,360)
(700)	S&P Global, Inc.	(246,526)
(11,800)	Seagen, Inc.*	(1,820,622)
(3,800)	ServiceNow, Inc.*	(1,651,556)
(5,100)	Sherwin-Williams Co. (The)	(1,183,710)
(7,800)	Simon Property Group, Inc. (REIT)	(795,444)
(36,500)	Snap, Inc. – Class A*	(397,120)
(3,500)	Starbucks Corp.	(294,245)
(17,800)	Sysco Corp.	(1,463,516)
(36,200)	Teladoc Health, Inc.*	(1,124,372)
(7,800)	Tesla, Inc.*	(2,149,758)
(2,300)	TransDigm Group, Inc.*	(1,380,897)
(17,300)	Twilio, Inc. – Class A*	(1,203,734)
(46,200)	Uber Technologies, Inc.*	(1,328,712)
(20,700)	UDR, Inc. (REIT)	(928,809)
(6,700)	Vail Resorts, Inc.	(1,505,356)
(8,400)	Wayfair, Inc. – Class A*	(442,764)
(62,400)	Williams Cos, Inc. (The)	(2,123,472)
(14,956)	Zillow Group, Inc. – Class C*	(500,428)
(2,200)	Zoetis, Inc.	(344,366)
(11,100)	Zscaler, Inc.*	(1,767,564)

	Total United States	(115,874,861)

	TOTAL COMMON STOCKS (PROCEEDS $264,011,466)	(222,737,695)

	PREFERRED STOCKS (g) — (0.1)%
	Germany — (0.1)%
(4,443)	Sartorius AG	(1,851,066)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,828,068)	(1,851,066)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $265,839,534)	(224,588,761)

	Other Assets and Liabilities (net) — (1.0%)	(8,090,640)

	TOTAL NET ASSETS — 100.0%	$1,238,355,752

See accompanying notes to the financial statements.	42

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Additional information on each restricted security is as follows:

			Value as a
			Percentage
Issuer Description	Acquisition Date	Acquisition Cost	of Fund’s Net Assets	Value as of August 31, 2022
Alrosa PJSC	12/06/17	$4,239,436	0.0%	$254,845
Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,315,681	0.0%	49,252
Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	10/29/20	234,770	0.0%	13,304
PhosAgro PJSC GDR	12/03/20	1,365	0.0%	204
Sberbank of Russia PJSC	09/09/20	12,774,954	0.1%	566,570
Sberbank of Russia PJSC	01/10/22	77,024	0.0%	3,064
Severstal PAO	02/02/21	7,249	0.0%	368
Severstal PJSC GDR (Registered)	03/16/20	1,679,360	0.0%	79,437

				$967,044

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/09/2022	JPM	AUD	1,430,000	USD	985,153	5,749
10/03/2022	DB	CAD	1,947,926	USD	1,520,049	37,243
09/16/2022	JPM	CHF	1,560,000	USD	1,644,002	46,371
09/16/2022	MSCI	CLP	415,887,500	USD	469,187	6,386
09/16/2022	JPM	COP	4,440,000,000	USD	1,098,978	98,638
11/18/2022	JPM	CZK	16,705,948	USD	684,788	5,755
11/18/2022	MSCI	CZK	2,200,000	USD	90,818	1,396
09/30/2022	BCLY	EUR	1,370,000	USD	1,407,118	27,807
09/30/2022	DB	EUR	4,210,000	USD	4,464,791	226,177
09/21/2022	BOA	GBP	440,000	USD	527,108	15,777
09/21/2022	BCLY	GBP	310,000	USD	367,334	7,079
09/21/2022	JPM	GBP	710,000	USD	861,773	36,672
11/30/2022	JPM	ILS	1,433,563	USD	442,875	10,446
11/30/2022	MSCI	ILS	350,000	USD	106,079	503
11/04/2022	MSCI	KRW	187,005,899	USD	143,185	3,788
11/30/2022	MSCI	NZD	9,020,000	USD	5,601,600	83,614
09/02/2022	BCLY	PHP	30,632,240	USD	551,537	6,043
10/03/2022	BCLY	PHP	39,132,240	USD	694,931	296
09/02/2022	CITI	PHP	8,500,000	USD	152,033	666
10/19/2022	DB	PLN	850,000	USD	182,613	3,187
10/19/2022	MSCI	PLN	1,050,000	USD	225,642	3,998
09/30/2022	BOA	RON	450,000	USD	93,229	231
09/21/2022	BOA	SGD	150,000	USD	109,017	1,671
09/21/2022	JPM	SGD	120,000	USD	86,342	465
09/21/2022	MSCI	SGD	1,051,598	USD	756,501	3,934
11/18/2022	BCLY	THB	39,539,025	USD	1,122,566	32,882
09/12/2022	JPM	TWD	32,826,001	USD	1,094,820	14,111
10/04/2022	MSCI	USD	1,076,694	BRL	5,773,234	24,358
09/16/2022	MSCI	USD	126,382	CLP	120,000,000	7,154
09/16/2022	JPM	USD	77,071	COP	360,000,000	4,037

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/04/2022	MSCI	USD	1,114,449	IDR	16,659,337,000	4,447
10/24/2022	MSCI	USD	1,091,792	MXN	22,770,191	27,236
10/18/2022	JPM	USD	3,854,954	NOK	39,790,448	152,177
09/16/2022	JPM	USD	101,639	PEN	400,000	2,182
09/16/2022	MSCI	USD	278,945	PEN	1,080,000	1,371
09/02/2022	BCLY	USD	696,291	PHP	39,132,240	570
09/21/2022	MSCI	USD	163,782	SGD	230,000	815
10/04/2022	GS	BRL	1,500,000	USD	271,523	(14,552)
10/04/2022	JPM	BRL	650,000	USD	121,287	(2,679)
09/16/2022	JPM	CHF	4,002,004	USD	4,066,010	(32,531)
11/18/2022	CITI	CZK	5,600,000	USD	225,800	(1,818)
11/16/2022	BOA	HUF	45,000,000	USD	107,633	(3,154)
11/16/2022	CITI	HUF	75,000,000	USD	184,526	(120)
11/16/2022	MSCI	HUF	35,000,000	USD	84,817	(1,351)
11/25/2022	GS	INR	3,000,000	USD	37,248	(205)
11/25/2022	JPM	INR	73,049,384	USD	907,153	(4,811)
10/03/2022	CITI	PHP	5,500,000	USD	97,521	(109)
10/19/2022	BOA	PLN	600,000	USD	123,422	(3,232)
10/19/2022	DB	PLN	600,000	USD	125,425	(1,229)
10/19/2022	MSCI	PLN	124,008	USD	25,764	(412)
09/30/2022	DB	RON	750,000	USD	154,203	(793)
09/30/2022	GS	RON	450,000	USD	91,557	(1,441)
09/30/2022	MSCI	RON	1,934,153	USD	394,524	(5,192)
11/09/2022	BCLY	USD	2,992,606	AUD	4,300,000	(47,544)
11/09/2022	JPM	USD	681,766	AUD	970,000	(17,415)
10/04/2022	GS	USD	153,783	BRL	800,000	(1,209)
10/04/2022	JPM	USD	88,425	BRL	450,000	(2,602)
10/03/2022	BCLY	USD	7,695,557	CAD	9,887,098	(169,274)
09/16/2022	JPM	USD	3,537,365	CHF	3,400,000	(55,350)
09/16/2022	MSCI	USD	67,302	CLP	60,000,000	(534)

43	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/16/2022	JPM	USD	2,052,919	COP	7,981,955,400	(254,570)
09/16/2022	MSCI	USD	223,294	COP	880,000,000	(25,028)
09/21/2022	DB	USD	580,358	GBP	480,000	(22,543)
09/21/2022	JPM	USD	3,163,565	GBP	2,690,000	(37,477)
11/16/2022	MSCI	USD	368,801	HUF	144,127,316	(13,967)
09/15/2022	BOA	USD	3,774,506	JPY	507,997,183	(114,319)
11/04/2022	CITI	USD	107,537	KRW	140,000,000	(3,179)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/08/2022	BCLY	USD	3,783,292	SEK	38,406,846	(169,075)
09/21/2022	SSB	USD	353,059	SGD	490,000	(2,395)
11/30/2022	DB	USD	70,643	ZAR	1,200,000	(1,147)
11/30/2022	MSCI	USD	109,683	ZAR	1,857,104	(2,131)

						$(108,156)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
605	S&P 500 E- Mini	September 2022	119,684,125	1,450,382
177	SGX Nifty 50	September 2022	6,108,382	160,917

			$125,792,507	$1,611,299

+ Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.83%	3 Month AUD BBSW	AUD	6,750,000	09/21/2024	Quarterly	—	(12,835)	(12,835)
3.40%	3 Month CAD CDOR	CAD	18,630,000	09/21/2024	Semi-Annually	—	189,904	189,904
3.53%	3 Month CAD CDOR	CAD	115,980,000	09/21/2024	Semi-Annually	104,705	962,471	857,766
3.69%	3 Month CAD CDOR	CAD	5,000,000	09/21/2024	Semi-Annually	—	29,541	29,541
3.61%	3 Month CAD CDOR	CAD	1,820,000	09/21/2024	Semi-Annually	—	12,941	12,941
3 Month CAD CDOR	3.45%	CAD	5,750,000	09/21/2024	Semi-Annually	—	(54,506)	(54,506)
3 Month CAD CDOR	3.52%	CAD	6,570,000	09/21/2024	Semi-Annually	—	(55,288)	(55,288)
3 Month CAD CDOR	3.69%	CAD	9,950,000	09/21/2024	Semi-Annually	—	(59,366)	(59,366)
3 Month CAD CDOR	3.76%	CAD	11,500,000	09/21/2024	Semi-Annually	—	(57,718)	(57,718)
3 Month CAD CDOR	3.91%	CAD	19,780,000	09/21/2024	Semi-Annually	—	(54,299)	(54,299)
3 Month CAD CDOR	3.93%	CAD	16,151,211	09/21/2024	Semi-Annually	—	(39,864)	(39,864)
3 Month CAD CDOR	3.95%	CAD	19,780,000	09/21/2024	Semi-Annually	—	(42,622)	(42,622)
3 Month CAD CDOR	3.97%	CAD	9,690,000	09/21/2024	Semi-Annually	—	(18,903)	(18,903)
3 Month CAD CDOR	3.98%	CAD	16,148,789	09/21/2024	Semi-Annually	—	(27,501)	(27,501)
3 Month CAD CDOR	4.01%	CAD	3,900,000	09/21/2024	Semi-Annually	—	(4,822)	(4,822)
CHF - SARON - OIS - COMPOUND	0.68%	CHF	6,750,000	09/21/2024	Semi-Annually	—	(74,479)	(74,479)
CHF - SARON - OIS - COMPOUND	0.89%	CHF	7,000,000	09/21/2024	Semi-Annually	—	(46,432)	(46,432)
CHF - SARON - OIS - COMPOUND	0.90%	CHF	4,000,000	09/21/2024	Semi-Annually	—	(25,714)	(25,714)

See accompanying notes to the financial statements.	44

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CHF - SARON - OIS - COMPOUND	1.18%	CHF	8,550,000	09/21/2024	Semi-Annually	—	(6,750)	(6,750)
CHF - SARON - OIS - COMPOUND	1.35%	CHF	36,000,000	09/21/2024	Semi-Annually	—	100,161	100,161
CHF - SARON - OIS - COMPOUND	1.42%	CHF	23,850,000	09/21/2024	Semi-Annually	—	102,481	102,481
0.84%	CHF - SARON - OIS - COMPOUND	CHF	92,680,000	09/21/2024	Annually	—	719,099	719,099
0.87%	CHF - SARON - OIS - COMPOUND	CHF	11,900,000	09/21/2024	Annually	(877)	85,024	85,901
0.72%	CHF - SARON - OIS - COMPOUND	CHF	6,500,000	09/21/2024	Semi-Annually	—	65,733	65,733
EUR - EuroSTR - COMPOUND	1.35%	EUR	53,720,000	09/21/2024	Annually	206	(677,012)	(677,218)
EUR - EuroSTR - COMPOUND	1.37%	EUR	10,150,000	09/21/2024	Annually	2,917	(124,487)	(127,404)
1.82%	EUR - EuroSTR - COMPOUND	EUR	7,702,334	09/21/2024	Annually	—	25,651	25,651
1.87%	EUR - EuroSTR - COMPOUND	EUR	7,697,666	09/21/2024	Annually	—	16,914	16,914
1.37%	EUR - EuroSTR - COMPOUND	EUR	6,700,000	09/21/2024	Annually	—	81,374	81,374
1.19%	EUR - EuroSTR - COMPOUND	EUR	5,200,000	09/21/2024	Annually	—	81,657	81,657
1.14%	EUR - EuroSTR - COMPOUND	EUR	2,000,000	09/21/2024	Annually	—	33,514	33,514
1.28%	EUR - EuroSTR - COMPOUND	EUR	3,500,000	09/21/2024	Annually	—	49,222	49,222
1.03%	EUR - EuroSTR - COMPOUND	EUR	4,000,000	09/21/2024	Annually	—	75,812	75,812
1.13%	EUR - EuroSTR - COMPOUND	EUR	4,000,000	09/21/2024	Annually	—	67,782	67,782
1.81%	EUR - EuroSTR - COMPOUND	EUR	11,540,000	09/21/2024	Annually	—	40,839	40,839
1.79%	EUR - EuroSTR - COMPOUND	EUR	12,560,000	09/21/2024	Annually	—	49,692	49,692
GBP - SONIA - COMPOUND	2.65%	GBP	2,450,000	09/21/2024	Annually	—	(69,310)	(69,310)
GBP - SONIA - COMPOUND	2.73%	GBP	59,920,000	09/21/2024	Annually	53,787	(1,594,246)	(1,648,033)
3.28%	GBP - SONIA - COMPOUND	GBP	7,630,000	09/21/2024	Annually	—	110,657	110,657
3.27%	GBP - SONIA - COMPOUND	GBP	7,620,000	09/21/2024	Annually	—	112,775	112,775
2.84%	GBP - SONIA - COMPOUND	GBP	4,800,000	09/21/2024	Annually	—	116,038	116,038
2.67%	GBP - SONIA - COMPOUND	GBP	5,500,000	09/21/2024	Annually	—	154,202	154,202
3.13%	GBP - SONIA - COMPOUND	GBP	11,030,000	09/21/2024	Annually	—	197,468	197,468
3.08%	GBP - SONIA - COMPOUND	GBP	11,020,000	09/21/2024	Annually	—	207,717	207,717
3 Month SEK STIBOR	2.41%	SEK	173,300,000	09/21/2024	Quarterly	—	(232,518)	(232,518)
3 Month SEK STIBOR	2.54%	SEK	181,940,000	09/21/2024	Quarterly	31,564	(200,401)	(231,965)
3.23%	3 Month SEK STIBOR	SEK	85,500,000	09/21/2024	Quarterly	—	(11,615)	(11,615)
3.17%	3 Month SEK STIBOR	SEK	126,500,000	09/21/2024	Quarterly	—	(4,046)	(4,046)
3 Month SEK STIBOR	3.21%	SEK	25,000,000	09/21/2024	Quarterly	—	2,719	2,719
USD - SOFR - COMPOUND	2.71%	USD	4,800,000	09/21/2024	Semi-Annually	278	(77,353)	(77,631)
USD - SOFR - COMPOUND	2.95%	USD	8,480,000	09/21/2024	Semi-Annually	(1,925)	(96,624)	(94,699)
3.29%	USD - SOFR - COMPOUND	USD	6,800,000	09/21/2024	Semi-Annually	—	33,390	33,390
2.87%	USD - SOFR - COMPOUND	USD	3,300,000	09/21/2024	Semi-Annually	—	42,497	42,497
3.49%	USD - SOFR - COMPOUND	USD	6,550,000	09/21/2024	Semi-Annually	—	6,353	6,353
2.11%	EUR - EuroSTR - COMPOUND	EUR	3,500,000	12/21/2024	Annually	—	(52)	(52)
GBP - SONIA - COMPOUND	4.04%	GBP	4,000,000	12/21/2024	Annually	—	(903)	(903)
6 Month AUD BBSW	3.73%	AUD	1,800,000	09/21/2032	Semi-Annually	—	(36,602)	(36,602)
6 Month AUD BBSW	3.85%	AUD	2,000,000	09/21/2032	Semi-Annually	—	(26,871)	(26,871)
6 Month AUD BBSW	3.93%	AUD	3,060,000	09/21/2032	Semi-Annually	—	(27,468)	(27,468)
6 Month AUD BBSW	4.04%	AUD	2,730,000	09/21/2032	Semi-Annually	(2,505)	(8,811)	(6,306)

45	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month AUD BBSW	4.04%	AUD	2,300,000	09/21/2032	Semi-Annually	—	(7,294)	(7,294)
6 Month AUD BBSW	4.08%	AUD	16,520,000	09/21/2032	Semi-Annually	—	(13,471)	(13,471)
6 Month AUD BBSW	4.27%	AUD	1,570,000	09/21/2032	Semi-Annually	2,768	15,275	12,507
4.67%	6 Month AUD BBSW	AUD	4,520,000	09/21/2032	Semi-Annually	—	(145,765)	(145,765)
4.59%	6 Month AUD BBSW	AUD	1,890,000	09/21/2032	Semi-Annually	—	(52,841)	(52,841)
4.27%	6 Month AUD BBSW	AUD	2,890,000	09/21/2032	Semi-Annually	—	(29,171)	(29,171)
4.38%	6 Month AUD BBSW	AUD	2,320,000	09/21/2032	Semi-Annually	—	(37,406)	(37,406)
4.33%	6 Month AUD BBSW	AUD	3,620,000	09/21/2032	Semi-Annually	—	(48,215)	(48,215)
4.27%	6 Month AUD BBSW	AUD	1,860,000	09/21/2032	Semi-Annually	(2,813)	(18,200)	(15,387)
3.65%	6 Month AUD BBSW	AUD	2,000,000	09/21/2032	Semi-Annually	—	49,531	49,531
4.16%	6 Month AUD BBSW	AUD	1,900,000	09/21/2032	Semi-Annually	—	(6,763)	(6,763)
3.90%	3 Month CAD CDOR	CAD	3,740,242	09/21/2032	Semi-Annually	—	(80,027)	(80,027)
3.99%	3 Month CAD CDOR	CAD	3,739,758	09/21/2032	Semi-Annually	—	(99,783)	(99,783)
3.88%	3 Month CAD CDOR	CAD	2,990,000	09/21/2032	Semi-Annually	—	(58,964)	(58,964)
3.77%	3 Month CAD CDOR	CAD	2,290,000	09/21/2032	Semi-Annually	—	(29,366)	(29,366)
3.51%	3 Month CAD CDOR	CAD	1,300,000	09/21/2032	Semi-Annually	—	5,116	5,116
3.25%	3 Month CAD CDOR	CAD	2,100,000	09/21/2032	Semi-Annually	—	43,863	43,863
3.20%	3 Month CAD CDOR	CAD	1,500,000	09/21/2032	Semi-Annually	—	36,262	36,262
3.06%	3 Month CAD CDOR	CAD	1,500,000	09/21/2032	Semi-Annually	—	49,411	49,411
3.13%	3 Month CAD CDOR	CAD	2,000,000	09/21/2032	Semi-Annually	—	57,502	57,502
3.27%	3 Month CAD CDOR	CAD	1,600,000	09/21/2032	Semi-Annually	—	30,945	30,945
3.52%	3 Month CAD CDOR	CAD	1,600,000	09/21/2032	Semi-Annually	—	5,471	5,471
3.58%	3 Month CAD CDOR	CAD	1,700,000	09/21/2032	Semi-Annually	—	(1,364)	(1,364)
3 Month CAD CDOR	3.15%	CAD	3,614,000	09/21/2032	Semi-Annually	(765)	(99,014)	(98,249)
3 Month CAD CDOR	3.49%	CAD	4,220,000	09/21/2032	Semi-Annually	—	(22,047)	(22,047)
3 Month CAD CDOR	3.55%	CAD	1,200,000	09/21/2032	Semi-Annually	—	(2,015)	(2,015)
3 Month CAD CDOR	3.58%	CAD	26,600,000	09/21/2032	Semi-Annually	(50,865)	15,341	66,206
3.97%	CAD CDOR	CAD	2,230,000	09/21/2032	Semi-Annually	—	(56,697)	(56,697)
3.94%	CAD CDOR	CAD	4,560,000	09/21/2032	Semi-Annually	—	(108,148)	(108,148)
3.90%	CAD CDOR	CAD	4,560,000	09/21/2032	Semi-Annually	—	(96,685)	(96,685)
CHF - SARON - OIS - COMPOUND	1.27%	CHF	13,205,000	09/21/2032	Semi-Annually	28,571	(554,014)	(582,585)
CHF - SARON - OIS - COMPOUND	1.27%	CHF	1,200,000	09/21/2032	Semi-Annually	—	(51,262)	(51,262)
CHF - SARON - OIS - COMPOUND	1.64%	CHF	17,760,000	09/21/2032	Annually	—	(128,042)	(128,042)
CHF - SARON - OIS - COMPOUND	1.64%	CHF	2,460,000	09/21/2032	Annually	—	(18,205)	(18,205)
CHF - SARON - OIS - COMPOUND	1.70%	CHF	1,190,000	09/21/2032	Annually	(711)	(1,991)	(1,280)
2.13%	CHF - SARON - OIS - COMPOUND	CHF	5,230,000	09/21/2032	Semi-Annually	—	(207,913)	(207,913)
2.08%	CHF - SARON - OIS - COMPOUND	CHF	7,910,000	09/21/2032	Semi-Annually	—	(273,681)	(273,681)
1.77%	CHF - SARON - OIS - COMPOUND	CHF	1,530,000	09/21/2032	Semi-Annually	—	(7,663)	(7,663)
1.60%	CHF - SARON - OIS - COMPOUND	CHF	1,460,000	09/21/2032	Semi-Annually	—	15,682	15,682
1.54%	CHF - SARON - OIS - COMPOUND	CHF	190,000	09/21/2032	Semi-Annually	—	3,056	3,056
1.63%	CHF - SARON - OIS - COMPOUND	CHF	900,000	09/21/2032	Semi-Annually	—	6,961	6,961
1.17%	CHF - SARON - OIS - COMPOUND	CHF	1,500,000	09/21/2032	Semi-Annually	—	78,038	78,038
1.73%	CHF - SARON - OIS - COMPOUND	CHF	800,000	09/21/2032	Semi-Annually	—	(1,334)	(1,334)
EUR - EuroSTR - COMPOUND	1.43%	EUR	1,100,000	09/21/2032	Annually	—	(67,452)	(67,452)
EUR - EuroSTR - COMPOUND	1.44%	EUR	12,520,000	09/21/2032	Annually	42,234	(760,292)	(802,526)

See accompanying notes to the financial statements.	46

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
EUR - EuroSTR - COMPOUND	1.49%	EUR	800,000	09/21/2032	Annually	—	(45,294)	(45,294)
EUR - EuroSTR - COMPOUND	1.49%	EUR	1,100,000	09/21/2032	Annually	—	(61,475)	(61,475)
EUR - EuroSTR - COMPOUND	1.49%	EUR	900,000	09/21/2032	Annually	—	(50,421)	(50,421)
EUR - EuroSTR - COMPOUND	1.71%	EUR	600,000	09/21/2032	Annually	—	(21,834)	(21,834)
EUR - EuroSTR - COMPOUND	1.76%	EUR	700,000	09/21/2032	Annually	—	(22,213)	(22,213)
EUR - EuroSTR - COMPOUND	1.90%	EUR	1,130,000	09/21/2032	Annually	—	(21,103)	(21,103)
EUR - EuroSTR - COMPOUND	2.00%	EUR	1,470,000	09/21/2032	Annually	—	(14,096)	(14,096)
EUR - EuroSTR - COMPOUND	2.19%	EUR	2,770,000	09/21/2032	Annually	—	21,752	21,752
EUR - EuroSTR - COMPOUND	2.21%	EUR	1,680,529	09/21/2032	Annually	—	15,652	15,652
EUR - EuroSTR - COMPOUND	2.22%	EUR	2,550,000	09/21/2032	Annually	—	26,777	26,777
EUR - EuroSTR - COMPOUND	2.32%	EUR	1,709,471	09/21/2032	Annually	—	32,781	32,781
2.25%	EUR - EuroSTR - COMPOUND	EUR	1,380,000	09/21/2032	Annually	—	(17,705)	(17,705)
1.81%	EUR - EuroSTR - COMPOUND	EUR	10,760,000	09/21/2032	Annually	9,381	292,812	283,431
1.82%	EUR - EuroSTR - COMPOUND	EUR	2,200,000	09/21/2032	Annually	(2,161)	57,257	59,418
1.51%	EUR - EuroSTR - COMPOUND	EUR	1,500,000	09/21/2032	Annually	—	81,980	81,980
1.46%	EUR - EuroSTR - COMPOUND	EUR	2,500,000	09/21/2032	Annually	—	147,364	147,364
1.83%	EUR - EuroSTR - COMPOUND	EUR	1,200,000	09/21/2032	Annually	—	30,464	30,464
2.09%	EUR - EuroSTR - COMPOUND	EUR	1,000,000	09/21/2032	Annually	—	1,781	1,781
GBP - SONIA - COMPOUND	1.89%	GBP	1,400,000	09/21/2032	Annually	—	(150,367)	(150,367)
GBP - SONIA - COMPOUND	2.15%	GBP	1,500,000	09/21/2032	Annually	—	(123,613)	(123,613)
GBP - SONIA - COMPOUND	2.18%	GBP	900,000	09/21/2032	Annually	—	(70,948)	(70,948)
GBP - SONIA - COMPOUND	2.25%	GBP	1,200,000	09/21/2032	Annually	—	(86,539)	(86,539)
GBP - SONIA - COMPOUND	2.44%	GBP	1,060,000	09/21/2032	Annually	—	(57,013)	(57,013)
GBP - SONIA - COMPOUND	2.46%	GBP	1,300,000	09/21/2032	Annually	—	(66,799)	(66,799)
GBP - SONIA - COMPOUND	2.58%	GBP	1,700,000	09/21/2032	Annually	—	(67,439)	(67,439)
GBP - SONIA - COMPOUND	2.58%	GBP	2,430,000	09/21/2032	Annually	—	(98,185)	(98,185)
GBP - SONIA - COMPOUND	2.63%	GBP	2,440,000	09/21/2032	Annually	—	(86,749)	(86,749)
GBP - SONIA - COMPOUND	2.74%	GBP	1,680,000	09/21/2032	Annually	—	(41,696)	(41,696)
2.26%	GBP - SONIA - COMPOUND	GBP	12,690,000	09/21/2032	Annually	(17,380)	906,445	923,825
2.56%	GBP - SONIA - COMPOUND	GBP	740,000	09/21/2032	Annually	—	31,423	31,423
2.18%	GBP - SONIA - COMPOUND	GBP	420,000	09/21/2032	Annually	1,513	33,294	31,781
2.09%	GBP - SONIA - COMPOUND	GBP	10,981,000	09/21/2032	Annually	1,169	967,360	966,191
2.93%	GBP - SONIA - COMPOUND	GBP	1,000,000	09/21/2032	Annually	—	5,950	5,950

47	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.13%	3 Month NZD Bank Bill Rate	NZD	18,100,000	09/21/2032	Quarterly	—	(1,196)	(1,196)
4.17%	3 Month NZD Bank Bill Rate	NZD	4,710,000	09/21/2032	Quarterly	3,862	(9,997)	(13,859)
4.06%	3 Month NZD Bank Bill Rate	NZD	4,330,000	09/21/2032	Quarterly	—	13,613	13,613
3.94%	3 Month NZD Bank Bill Rate	NZD	2,700,000	09/21/2032	Quarterly	—	25,010	25,010
3.99%	3 Month NZD Bank Bill Rate	NZD	2,500,000	09/21/2032	Quarterly	—	16,386	16,386
3 Month NZD Bank Bill Rate	3.63%	NZD	3,400,000	09/21/2032	Quarterly	—	(84,357)	(84,357)
3 Month NZD Bank Bill Rate	3.80%	NZD	2,292,000	09/21/2032	Quarterly	—	(37,324)	(37,324)
3 Month NZD Bank Bill Rate	4.16%	NZD	3,230,000	09/21/2032	Quarterly	—	6,127	6,127
3 Month NZD Bank Bill Rate	4.21%	NZD	4,060,000	09/21/2032	Quarterly	—	16,355	16,355
3 Month NZD Bank Bill Rate	4.26%	NZD	1,690,000	09/21/2032	Quarterly	—	11,682	11,682
3 Month NZD Bank Bill Rate	4.26%	NZD	2,590,000	09/21/2032	Quarterly	—	16,929	16,929
3 Month NZD Bank Bill Rate	4.54%	NZD	2,620,000	09/21/2032	Quarterly	—	54,247	54,247
3 Month NZD Bank Bill Rate	4.55%	NZD	6,340,000	09/21/2032	Quarterly	—	135,245	135,245
3 Month SEK STIBOR	2.63%	SEK	10,000,000	09/21/2032	Quarterly	—	(16,057)	(16,057)
3 Month SEK STIBOR	2.71%	SEK	15,000,000	09/21/2032	Quarterly	—	(13,435)	(13,435)
3 Month SEK STIBOR	2.77%	SEK	13,000,000	09/21/2032	Quarterly	—	(6,106)	(6,106)
3 Month SEK STIBOR	2.83%	SEK	27,000,000	09/21/2032	Quarterly	—	901	901
3 Month SEK STIBOR	2.85%	SEK	6,621,000	09/21/2032	Quarterly	(1,932)	1,521	3,453
3 Month SEK STIBOR	2.87%	SEK	12,000,000	09/21/2032	Quarterly	—	4,100	4,100
3 Month SEK STIBOR	2.89%	SEK	32,000,000	09/21/2032	Quarterly	—	17,426	17,426
2.62%	3 Month SEK STIBOR	SEK	38,400,000	09/21/2032	Quarterly	—	61,813	61,813
2.77%	3 Month SEK STIBOR	SEK	39,310,000	09/21/2032	Quarterly	(11,035)	16,869	27,904
2.65%	3 Month SEK STIBOR	SEK	19,200,000	09/21/2032	Quarterly	—	27,713	27,713
2.48%	3 Month SEK STIBOR	SEK	15,900,000	09/21/2032	Quarterly	—	43,914	43,914
2.59%	3 Month SEK STIBOR	SEK	42,800,000	09/21/2032	Quarterly	—	81,745	81,745
2.51%	3 Month SEK STIBOR	SEK	15,000,000	09/21/2032	Quarterly	—	38,386	38,386
2.42%	3 Month SEK STIBOR	SEK	26,000,000	09/21/2032	Quarterly	—	84,467	84,467
2.23%	3 Month SEK STIBOR	SEK	21,000,000	09/21/2032	Quarterly	—	100,599	100,599
2.35%	3 Month SEK STIBOR	SEK	18,000,000	09/21/2032	Quarterly	—	69,797	69,797
2.24%	3 Month SEK STIBOR	SEK	27,000,000	09/21/2032	Quarterly	—	128,246	128,246
2.39%	3 Month SEK STIBOR	SEK	11,000,000	09/21/2032	Quarterly	—	38,726	38,726
2.85%	3 Month SEK STIBOR	SEK	5,000,000	09/21/2032	Quarterly	1,462	(1,140)	(2,602)
3 Month SEK STIBOR	3.03%	SEK	75,945,000	09/21/2032	Quarterly	45,502	128,243	82,741
3 Month SEK STIBOR	3.08%	SEK	28,400,000	09/21/2032	Quarterly	28,101	58,673	30,572
3 Month SEK STIBOR	3.12%	SEK	19,300,000	09/21/2032	Quarterly	25,982	46,528	20,546
USD - SOFR - COMPOUND	2.56%	USD	1,300,000	09/21/2032	Semi-Annually	—	(41,763)	(41,763)
USD - SOFR - COMPOUND	2.57%	USD	1,000,000	09/21/2032	Semi-Annually	—	(31,996)	(31,996)
USD - SOFR - COMPOUND	2.58%	USD	2,000,000	09/21/2032	Semi-Annually	—	(60,979)	(60,979)
USD - SOFR - COMPOUND	2.61%	USD	1,300,000	09/21/2032	Semi-Annually	—	(36,615)	(36,615)
USD - SOFR - COMPOUND	2.63%	USD	730,000	09/21/2032	Semi-Annually	—	(19,147)	(19,147)

See accompanying notes to the financial statements.	48

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD - SOFR - COMPOUND	2.77%	USD	1,410,000	09/21/2032	Semi-Annually	—	(19,990)	(19,990)
USD - SOFR - COMPOUND	2.78%	USD	3,100,000	09/21/2032	Semi-Annually	—	(42,082)	(42,082)
USD - SOFR - COMPOUND	2.79%	USD	1,500,000	09/21/2032	Semi-Annually	—	(19,394)	(19,394)
USD - SOFR - COMPOUND	3.02%	USD	1,500,000	09/21/2032	Semi-Annually	—	11,078	11,078
USD - SOFR - COMPOUND	3.03%	USD	2,520,000	09/21/2032	Semi-Annually	15,878	19,305	3,427
USD - SOFR - COMPOUND	3.06%	USD	7,630,000	09/21/2032	Semi-Annually	—	79,338	79,338
USD - SOFR - COMPOUND	3.11%	USD	6,470,000	09/21/2032	Semi-Annually	—	97,629	97,629
USD - SOFR - COMPOUND	3.11%	USD	6,475,740	09/21/2032	Semi-Annually	—	94,093	94,093
USD - SOFR - COMPOUND	3.11%	USD	6,784,260	09/21/2032	Semi-Annually	—	100,035	100,035
USD - SOFR - COMPOUND	3.12%	USD	5,160,000	09/21/2032	Semi-Annually	—	81,193	81,193
USD - SOFR - COMPOUND	3.12%	USD	1,480,000	09/21/2032	Semi-Annually	—	23,161	23,161
3.18%	USD - SOFR - COMPOUND	USD	2,820,000	09/21/2032	Semi-Annually	—	(57,724)	(57,724)
2.64%	USD - SOFR - COMPOUND	USD	1,090,000	09/21/2032	Semi-Annually	(2,866)	27,932	30,798
2.57%	USD - SOFR - COMPOUND	USD	1,940,000	09/21/2032	Semi-Annually	—	61,321	61,321
2.68%	USD - SOFR - COMPOUND	USD	4,480,000	09/21/2032	Semi-Annually	—	99,765	99,765
2.80%	USD - SOFR - COMPOUND	USD	43,530,000	09/21/2032	Semi-Annually	(80,764)	515,978	596,742
2.83%	USD - SOFR - COMPOUND	USD	1,890,000	09/21/2032	Semi-Annually	(267)	17,523	17,790
2.88%	USD - SOFR - COMPOUND	USD	800,000	09/21/2032	Semi-Annually	—	4,249	4,249
3.56%	3 Month CAD CDOR	CAD	1,800,000	12/21/2032	Semi-Annually	—	802	802
EUR - EuroSTR - COMPOUND	2.17%	EUR	800,000	12/21/2032	Annually	—	1,570	1,570
3.00%	GBP - SONIA - COMPOUND	GBP	900,000	12/21/2032	Annually	—	(600)	(600)
2.96%	GBP - SONIA - COMPOUND	GBP	1,700,000	12/21/2032	Annually	—	4,078	4,078
2.89%	USD - SOFR - COMPOUND	USD	2,000,000	12/21/2032	Semi-Annually	—	6,552	6,552
						$223,014	$ 872,143	$ 649,129

OTC Total Return Swaps

						Periodic	Premiums		Net Unrealized
			Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Counterparty	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1	05/24/2024	Monthly	—	(5,878)	(5,878)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1	05/24/2024	Monthly	—	(1,100)	(1,100)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1	05/24/2024	Monthly	—	(45,823)	(45,823)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	5,989,381	05/24/2024	Monthly	—	132,386	132,386
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	25,154,545	05/24/2024	Monthly	—	626,261	626,261

							$—	$705,846	$705,846

49	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).
(f)	The security is restricted as to resale.
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	Security is in default.
(i)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(j)	The rate disclosed is the 7 day net yield as of August 31, 2022.
(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(l)	The following table represents the individual long and/or short positions within the custom equity basket swap as of August 31, 2022:

		% of
		Equity
Shares	Description	Basket	Value ($)

(276,000)	Air China Ltd – Class H	0.9%	(221,090)
(929,800)	Airports of Thailand Pcl NVDR	7.6%	(1,852,861)
(1,572,000)	Alibaba Health Information Technology Ltd	3.7%	(900,856)
(2,550,000)	Alibaba Pictures Group Ltd	0.8%	(200,601)
(2,517,000)	China Molybdenum Co Ltd – Class H	4.6%	(1,122,372)
(192,000)	China Resources Beer Holdings Co Ltd	5.5%	(1,338,435)
(203,000)	Citic Securities Co Ltd – Class H	1.7%	(411,448)
(1,692)	Elisa Oyj	0.4%	(90,485)
(188,000)	Far EasTone Telecommunications Co Ltd	1.9%	(461,080)
(138,160)	Ganfeng Lithium Co Ltd – Class H	5.0%	(1,213,799)
(446,000)	Greentown Service Group Co Ltd	1.3%	(322,215)
(964,600)	Gulf Energy Development Pcl NVDR	5.5%	(1,353,578)
(2,340)	Hanmi Pharm Co Ltd	2.2%	(536,235)
(1,800)	Hapvida Participacoes e Investimentos SA	0.0%	(2,519)
(38,400)	Hong Kong Exchanges and Clearing Ltd	6.3%	(1,547,310)
(19,103)	Hotel Shilla Co Ltd	4.3%	(1,046,446)
(76)	Iljin Materials Co Ltd	0.0%	(4,165)
(13,267)	Kakao Corp	2.9%	(720,447)
(825,000)	Kingdee International Software Group Co Ltd	6.5%	(1,601,245)
(97,400)	Klabin SA	1.4%	(352,538)
(33,540)	Korea Aerospace Industries Ltd	6.2%	(1,521,904)
(85,900)	Kuaishou Technology	3.0%	(744,279)
(400)	Lojas Renner SA	0.0%	(2,035)
(1)	MicroPort NeuroTech Ltd	0.0%	(3)
(83,100)	Microport Scientific Corp	0.7%	(165,126)
(1,647)	POSCO Chemical Co Ltd	0.8%	(204,745)
(2,510)	Samsung Biologics Co Ltd	6.4%	(1,561,117)
(243,659)	Samsung Heavy Industries Co Ltd	4.4%	(1,081,076)
(772,000)	Sands China Ltd	7.0%	(1,726,267)
(180,000)	Taiwan High Speed Rail Corp	0.7%	(172,092)
(10,922)	Yuhan Corp	1.9%	(461,901)
(1,382,000)	Zijin Mining Group Co Ltd – Class H	6.4%	(1,561,623)

	TOTAL COMMON STOCKS		$(24,501,893)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

See accompanying notes to the financial statements.	50

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	65.7%
Debt Obligations	26.7
Short-Term Investments	12.0
Preferred Stocks	1.1
Swap Contracts	0.7
Investment Funds	0.3
Loan Assignments	0.1
Forward Currency Contracts	0.0 ^
Rights/Warrants	0.0 ^
Loan Participations	0.0 ^
Purchased Options	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Written Options/Credit Linked Options	(0.1)
Futures Contracts	(0.1)
Securities Sold Short	(4.8)
Other	(1.6)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

United States	13.0%
Other Emerging	2.9	†
Switzerland	1.6
Euro Region	1.1	§
Other Developed	(1.3	)‡
United Kingdom	(1.3)

	16.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

United States	21.0%
Japan	9.2
Other Developed	5.4	‡
Taiwan	5.1
China	4.5
Other Emerging	4.0	†
United Kingdom	3.3
South Korea	2.7
France	1.9
Netherlands	1.3
India	1.2
Switzerland	1.1
Spain	1.0

	61.7%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
^	Rounds to 0.0%.

51

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%
3,186,691	GMO Alternative Allocation Fund, Class VI	56,245,097
1,017,370	GMO Asset Allocation Bond Fund, Class VI	21,608,941
698,032	GMO Emerging Country Debt Fund, Class VI	12,955,473
1,418,517	GMO Emerging Markets ex-China Fund, Class VI	18,823,728
1,940,314	GMO Emerging Markets Fund, Class VI	45,519,770
431,150	GMO High Yield Fund, Class VI	7,463,215
3,168,366	GMO International Equity Fund, Class IV	61,814,824
919,305	GMO-Usonian Japan Value Creation Fund, Class VI	14,552,598
2,509,813	GMO Multi-Sector Fixed Income Fund, Class IV	43,444,862
451,252	GMO Opportunistic Income Fund, Class VI	11,096,277
521,897	GMO Quality Cyclicals Fund, Class VI	11,095,531
293,554	GMO Quality Fund, Class VI	7,277,215
3,073,557	GMO U.S. Equity Fund, Class VI	36,729,001
1,340,630	GMO U.S. Small Cap Value Fund, Class VI	21,959,513
15	GMO U.S. Treasury Fund	74

	TOTAL MUTUAL FUNDS (COST $459,340,274)	370,586,119

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
376,778	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	376,778

	TOTAL SHORT-TERM INVESTMENTS (COST $376,778)	376,778

	TOTAL INVESTMENTS — 99.6% (Cost $459,717,052)	370,962,897
	Other Assets and Liabilities (net) — 0.4%	1,661,153

	TOTAL NET ASSETS — 100.0%	$372,624,050

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

See accompanying notes to the financial statements.	52

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	97.0%
Short-Term Investments	2.7
Preferred Stocks	0.9
Debt Obligations	0.5
Rights/Warrants	0.0 ^
Futures Contracts	(0.0)^
Other	(1.1)

100.0%

Country/Region Summary¤	% of Investments

United States	42.3%
Japan	15.1
United Kingdom	8.3
France	4.9
Other Emerging	4.2	†
Taiwan	3.4
Switzerland	3.0
Netherlands	2.9
Spain	2.5
Germany	2.3
Other Developed	1.9	‡
Singapore	1.9
Korea	1.8
Australia	1.6
Norway	1.6
China	1.3
Hong Kong	1.0

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

53

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
387,790	GMO Emerging Markets ex-China Fund, Class VI	5,145,970
79,956	GMO Emerging Markets Fund, Class VI	1,875,776
1,548,126	GMO International Equity Fund, Class IV	30,203,942
190,126	GMO-Usonian Japan Value Creation Fund, Class VI	3,009,704
174,676	GMO Quality Cyclicals Fund, Class VI	3,713,615
402,818	GMO Quality Fund, Class VI	9,985,863
1,204,940	GMO U.S. Equity Fund, Class VI	14,399,029
466,613	GMO U.S. Small Cap Value Fund, Class VI	7,643,117

	TOTAL MUTUAL FUNDS (COST $84,206,065)	75,977,016

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
36,838	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	36,838

	TOTAL SHORT-TERM INVESTMENTS (COST $36,838)	36,838

	TOTAL INVESTMENTS — 100.0% (Cost $84,242,903)	76,013,854
	Other Assets and Liabilities (net) — (0.0%)	(14,823)

	TOTAL NET ASSETS — 100.0%	$75,999,031

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

See accompanying notes to the financial statements.	54

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	96.4%
Short-Term Investments	2.5
Preferred Stocks	1.5
Debt Obligations	0.5
Rights/Warrants	0.0 ^
Futures Contracts	(0.1)
Other	(0.8)

100.0%

Country/Region Summary¤	% of Investments

United States	34.0%
Japan	13.0
Taiwan	7.4
United Kingdom	7.2
China	5.9
France	4.3
Other Emerging	3.9	†
Korea	3.9
Other Developed	2.7	‡
Switzerland	2.6
Netherlands	2.4
Spain	2.1
Germany	2.0
India	1.7
Singapore	1.7
Australia	1.3
Brazil	1.3
Mexico	1.3
Norway	1.3

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

55

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
8,014,784	GMO Emerging Markets ex-China Fund, Class VI	106,356,181
8,831,421	GMO Emerging Markets Fund, Class VI	207,185,134
22,249,800	GMO International Equity Fund, Class IV	434,093,601
3,426,653	GMO-Usonian Japan Value Creation Fund, Class VI	54,243,921
3,124,798	GMO Quality Cyclicals Fund, Class VI	66,433,215
7,651,024	GMO Quality Fund, Class VI	189,668,881
10,298,167	GMO U.S. Equity Fund, Class VI	123,063,092
8,431,806	GMO U.S. Small Cap Value Fund, Class VI	138,112,975

	TOTAL MUTUAL FUNDS (COST $1,594,640,412)	1,319,157,000

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
75,077	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	75,077

	TOTAL SHORT-TERM INVESTMENTS (COST $75,077)	75,077

	TOTAL INVESTMENTS —100.0% (Cost $1,594,715,489)	1,319,232,077

	Other Assets and Liabilities (net) — (0.0%)	(84,995)

	TOTAL NET ASSETS — 100.0%	$1,319,147,082

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

See accompanying notes to the financial statements.	56

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	75.7%
Debt Obligations	34.0
Short-Term Investments	7.5
Preferred Stocks	1.7
Mutual Funds	0.5
Investment Funds	0.4
Swap Contracts	0.2
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Written Options	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.1)
Securities Sold Short	(21.4)
Other	1.5

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

Switzerland	2.0%
Euro Region	1.4 §
Other Developed	1.4 ‡
Other Emerging	0.0 ^†
Canada	(1.1)
United Kingdom	(1.9)

1.8%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

Japan	9.9%
United States	9.2
Other Developed	6.3	‡
China	5.6
Taiwan	4.6
Other Emerging	3.6	†
South Korea	3.2
United Kingdom	2.5
India	2.4
Brazil	2.1
Canada	2.1
France	1.1
Australia	1.0
Mexico	1.0
Spain	1.0

	55.6%

Industry Group Summary#	% of Equity Investments

Banks	12.6%
Materials	12.4
Energy	9.4
Technology Hardware & Equipment	8.6
Capital Goods	8.5
Food, Beverage & Tobacco	5.9
Consumer Durables & Apparel	5.2
Insurance	5.0
Automobiles & Components	4.7
Semiconductors & Semiconductor Equipment	4.7
Diversified Financials	4.4
Media & Entertainment	3.8
Pharmaceuticals, Biotechnology & Life Sciences	3.2
Telecommunication Services	3.2
Retailing	2.5
Real Estate	2.2
Health Care Equipment & Services	1.4
Commercial & Professional Services	1.2
Utilities	0.9
Food & Staples Retailing	0.9
Household & Personal Products	0.6
Transportation	0.2
Consumer Services	(0.7)
Software & Services	(0.8)

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.
&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

57

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 75.7%

	Argentina — 0.0%
174,685	Adecoagro SA	1,610,596

	Australia — 1.5%
88,698	Accent Group Ltd	90,193
56,277	Adairs Ltd (a)	86,719
617,395	Aurizon Holdings Ltd (b)	1,561,473
2,365,365	Beach Energy Ltd	2,733,954
620,221	BlueScope Steel Ltd	6,958,769
641,678	Brambles Ltd (b)	5,400,506
29,132	Brickworks Ltd	403,269
14,104	Challenger Ltd	60,805
155,051	CSR Ltd	475,711
451,555	Dexus (REIT)	2,670,936
940,409	Fortescue Metals Group Ltd (b)	11,686,999
305,490	Genworth Mortgage Insurance Australia Ltd	587,758
976,872	GPT Group (The) (REIT)	2,783,600
322,688	GrainCorp Ltd – Class A	1,825,112
543,783	Grange Resources Ltd (a)	321,511
50,524	HomeCo Daily Needs (REIT)	44,408
153,203	Incitec Pivot Ltd	404,863
68,988	JB Hi-Fi Ltd (a)	1,902,670
449,614	Jupiter Mines Ltd	61,511
463,669	Metcash Ltd (a)	1,297,527
13,199	Mineral Resources Ltd	562,375
2,000,076	Mirvac Group (REIT)	2,848,372
72,933	Mount Gibson Iron Ltd (a)	21,148
22,823	Nufarm Ltd	82,403
482,630	Perenti Global Ltd * (a)	256,005
15,220	Premier Investments Ltd	218,846
98,792	Rio Tinto Ltd (b)	6,274,613
281,060	Sandfire Resources Ltd	868,010
1,357,705	Scentre Group (REIT) (b)	2,698,160
99,148	Sims Ltd (a)	1,022,952
8,109	South32 Ltd (b)	22,330
79,010	Southern Cross Media Group Ltd	57,727
1,140,811	Stockland (REIT)	2,806,240
11,073	Suncorp Group Ltd	81,777
106,070	Sunrise Energy Metals Ltd *	214,777
27,995	Viva Energy Group Ltd	56,613
2,152	Woodside Energy Group Ltd	49,988

	Total Australia	59,500,630

	Austria — 0.1%
51,457	OMV AG	2,073,319
4,397	Strabag SE	168,960

	Total Austria	2,242,279

	Belgium — 0.4%
6,109	Ackermans & van Haaren NV	893,094
120,198	Ageas SA/NV	4,877,098
15,143	AGFA-Gevaert NV * (b)	54,753

Shares	Description	Value ($)

	Belgium — continued
32,157	Bekaert SA	986,349
3,217	Cie d’Entreprises CFE * (a)	32,018
2,424	Deme Group NV *	277,412
32,497	Econocom Group SA (b)	101,288
2,309	Etablissements Franz Colruyt NV	64,174
4,864	Orange Belgium SA *	90,577
69,848	Proximus SADP	889,096
13,881	Sofina SA (a)	2,782,514
569	Solvay SA	45,933
65,697	UCB SA	4,616,319

	Total Belgium	15,710,625

	Brazil — 1.1%
274,300	Banco do Brasil SA	2,198,133
5,200	BB Seguridade Participacoes SA	28,267
24,000	Cia de Saneamento do Parana	79,856
66,500	CPFL Energia SA	447,006
128,300	EDP - Energias do Brasil SA	559,574
283,435	Enauta Participacoes SA	910,387
10,100	Engie Brasil Energia SA	78,627
111,800	Itau Unibanco Holding SA	475,790
625,100	Itau Unibanco Holding SA Sponsored ADR	3,087,994
104,519	Localiza Rent a Car SA	1,221,906
996,400	Marfrig Global Foods SA	2,518,580
585,700	Petroleo Brasileiro SA Sponsored ADR (b)	8,369,653
217,481	Sao Martinho SA	1,331,875
136,200	Ser Educacional SA	163,626
60,400	SLC Agricola SA	564,247
136,600	Suzano SA	1,162,140
465,500	Telefonica Brasil SA	3,681,122
208,800	Telefonica Brasil SA ADR	1,695,456
2,442,100	TIM SA	5,553,215
14,700	TIM SA – ADR	166,698
154,900	Transmissora Alianca de Energia Eletrica SA	1,241,010
313,419	Vale SA	3,885,808
76,100	Vale SA Sponsored ADR – Class B (b)	945,162
414,421	Vamos Locacao de Caminhoes Maquinas e
	Equipamentos SA	1,123,997
955,900	Vibra Energia SA	3,373,505

	Total Brazil	44,863,634

	Canada — 3.1%
6,700	Alimentation Couche-Tard Inc (b)	287,926
58,000	Anaergia Inc *	422,188
39,200	Bank of Montreal (a) (b)	3,618,990
12,500	Baytex Energy Corp *	64,815
121,200	Birchcliff Energy Ltd	1,067,715
150,800	BlackBerry Ltd * (b)	895,752
165,310	Brookfield Asset Management Inc – Class A (b)	7,953,064
78,800	Canadian Apartment Properties (REIT)	2,680,166
95,500	Canadian Solar Inc *	4,313,735
44,100	Canadian Tire Corp Ltd – Class A (a) (b)	5,186,833

See accompanying notes to the financial statements.	58

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
48,700	Canfor Corp *	955,571
118,200	Celestica Inc * (a) (c)	1,219,485
44,600	Celestica Inc * (c)	460,272
29,300	Cenovus Energy Inc (c)	549,668
2,400	Cenovus Energy Inc (c)	45,027
9,800	Cogeco Inc (a)	471,364
37,200	Crescent Point Energy Corp	282,348
12,000	DREAM UnLtd Corp – Class A	257,570
50,066	Enerflex Ltd (a)	251,216
17,200	Enerplus Corp (c)	265,052
1,600	Enerplus Corp (c)	24,658
1,300	Fairfax Financial Holdings Ltd (b)	648,085
40,100	Finning International Inc	864,073
100,000	First Quantum Minerals Ltd	1,769,521
12,200	iA Financial Corp Inc	655,355
39,300	Imperial Oil Ltd (c)	1,927,272
11,600	Imperial Oil Ltd (a) (c)	569,335
96,100	Interfor Corp *	2,364,176
17,309	International Petroleum Corp *	169,987
439,600	Ivanhoe Mines Ltd – Class A* (a)	2,825,008
110,972	Largo Inc * (a)	755,389
101,700	Li-Cycle Holdings Corp * (b)	733,257
600	Loblaw Cos Ltd (b)	53,026
92,300	Magna International Inc (a)	5,332,014
195,400	Manulife Financial Corp (b) (c)	3,380,278
106,600	Manulife Financial Corp (b) (c)	1,843,114
5,400	Morguard North American Residential Real Estate Investment Trust	68,705
5,600	National Bank of Canada	370,491
118,342	Nutrien Ltd (b)	10,860,245
49,000	Onex Corp	2,423,231
39,100	Parex Resources Inc	625,493
71,200	Power Corp of Canada (b)	1,830,756
39,300	PrairieSky Royalty Ltd (a)	535,630
169,500	Quebecor Inc – Class B	3,661,412
9,500	Russel Metals Inc (a)	205,429
610,271	Shaw Communications Inc – Class B	15,650,000
24,600	Sleep Country Canada Holdings Inc (a)	496,364
7,500	Spin Master Corp *	263,258
72,000	Tamarack Valley Energy Ltd (a)	229,703
351,500	Teck Resources Ltd – Class B* (c)	11,904,458
171,800	Teck Resources Ltd – Class B (c)	5,815,430
18,900	Topaz Energy Corp	297,599
35,600	Uni-Select Inc *	1,006,997
42,100	Vermilion Energy Inc	1,124,491
3,400	Wajax Corp	54,934
69,000	West Fraser Timber Co Ltd (c)	6,173,145
12,400	West Fraser Timber Co Ltd (c)	1,112,280
1,399,974	Yamana Gold Inc	6,173,885

	Total Canada	126,047,241

	Chile — 0.1%
160,921	Aguas Andinas SA – Class A	35,253
2,501,415	Banco de Chile	237,317

Shares	Description	Value ($)

	Chile — continued
3,384,206	Banco Santander Chile	135,935
12,600	Banco Santander Chile ADR	202,104
22,030	CAP SA	177,739
288,483	Cencosud SA	403,313
107,776	Cencosud Shopping SA	152,720
37,700	Cia Cervecerias Unidas SA Sponsored ADR	412,061
7,163,360	Colbun SA	698,552
13,072	Empresas COPEC SA	112,758
3,849,027	Enel Chile SA	126,347
767,001	Falabella SA	1,807,427
62,938	Inversiones La Construccion SA	245,783

	Total Chile	4,747,309

	China — 5.7%
1,192,720	361 Degrees International Ltd *	609,455
565,000	3SBio Inc	375,645
64,000	7Road Holdings Ltd *	20,317
272,000	Agile Group Holdings Ltd (a)	95,254
453,600	Agricultural Bank of China Ltd – Class A	187,333
30,392,280	Agricultural Bank of China Ltd – Class H	9,931,031
22,000	AK Medical Holdings Ltd	19,075
585,053	Alibaba Group Holding Ltd *	6,979,999
18,282	Alibaba Group Holding Ltd Sponsored ADR * (b)	1,744,286
200,500	A-Living Smart City Services Co Ltd	206,532
224,500	Anhui Conch Cement Co Ltd – Class H	855,536
56,600	Anhui Expressway Co Ltd – Class A	55,546
46,000	Anhui Expressway Co Ltd – Class H	33,392
63,320	ANTA Sports Products Ltd	762,527
39,960	Autohome Inc – Class A (a)	353,214
83,390	Autohome Inc ADR	2,969,518
2,446,000	BAIC Motor Corp Ltd – Class H	673,328
3,800	Baidu Inc – Class A*	67,832
5,900	Baidu Inc Sponsored ADR * (b)	849,423
2,483,596	Bank of China Ltd – Class A	1,093,941
24,257,000	Bank of China Ltd – Class H	8,464,919
12,429,416	Bank of Communications Co Ltd – Class H	7,081,893
435,000	Beijing Enterprises Holdings Ltd	1,293,874
52,000	Bosideng International Holdings Ltd	29,198
141,220	BYD Electronic International Co Ltd (a)	373,121
1,232,000	China BlueChemical Ltd – Class H	320,797
10,150,000	China Cinda Asset Management Co Ltd – Class H	1,393,826
369,500	China Coal Energy Co Ltd – Class A	533,401
239,000	China Coal Energy Co Ltd – Class H	212,535
4,193,893	China Communications Services Corp Ltd – Class H	1,800,843
341,000	China Conch Venture Holdings Ltd	695,908
309,600	China Construction Bank Corp – Class A	247,493
18,093,513	China Construction Bank Corp – Class H	11,185,100
2,419,480	China Dongxiang Group Co Ltd *	107,598
327,000	China Education Group Holdings Ltd	284,875

59	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued
5,532,000	China Energy Engineering Corp Ltd – Class H (a)	653,218
3,218,000	China Everbright Environment Group Ltd	1,590,537
3,410,200	China Feihe Ltd	2,822,472
3,659,000	China Greenfresh Group Co Ltd (d)	1
940,000	China High Speed Transmission Equipment Group Co Ltd *	531,423
4,116,000	China Hongqiao Group Ltd	3,991,128
1,162,480	China Lesso Group Holdings Ltd	1,381,726
207,000	China Lilang Ltd	101,082
1,147,925	China Medical System Holdings Ltd	1,698,906
15,100	China Merchants Bank Co Ltd – Class A	76,414
94,000	China Merchants Port Holdings Co Ltd	141,119
1,388,000	China National Building Material Co Ltd – Class H	1,310,646
348,000	China Oilfield Services Ltd – Class H	361,444
355,520	China Oriental Group Co Ltd	65,497
1,622,000	China Overseas Grand Oceans Group Ltd	765,770
4,105,000	China Overseas Land & Investment Ltd	11,032,068
3,751,293	China Petroleum & Chemical Corp – Class A	2,323,113
21,924,000	China Petroleum & Chemical Corp – Class H	10,309,649
14,948,000	China Railway Group Ltd – Class H	8,557,626
629,000	China Railway Signal & Communication Corp Ltd – Class H	197,771
3,194,320	China Reinsurance Group Corp – Class H	235,346
32,000	China Resources Cement Holdings Ltd	19,725
22,760	China Resources Gas Group Ltd	88,614
358,640	China Resources Land Ltd	1,468,361
3,229,500	China Resources Pharmaceutical Group Ltd	2,212,696
652,994	China Shenhua Energy Co Ltd – Class A	2,867,441
515,000	China Shenhua Energy Co Ltd – Class H	1,615,180
150,000	China Shineway Pharmaceutical Group Ltd	115,063
2,324,000	China South City Holdings Ltd * (a)	146,113
2,190,000	China State Construction International Holdings Ltd	2,528,686
48,995	China Suntien Green Energy Corp Ltd – Class A	80,714
115,000	China Suntien Green Energy Corp Ltd – Class H	51,577
6,108,000	China Traditional Chinese Medicine Holdings Co Ltd *	2,633,973
394,000	China Water Affairs Group Ltd	358,886
7,358	China Yuchai International Ltd	61,292
78,000	China Yuhua Education Corp Ltd – Class L* (a)	12,257
4,237,600	China Zhongwang Holdings Ltd * (a) (e)	907,051
6,673,000	CITIC Ltd	6,879,051
7,508,000	CSPC Pharmaceutical Group Ltd	7,616,293
3,780,000	Dongfeng Motor Group Co Ltd – Class H*	2,396,701
9,000	Dongyue Group Ltd	10,101
41,660	ENN Energy Holdings Ltd	605,212
1,505,500	Fosun International Ltd	1,111,257
142,040	Greenland Hong Kong Holdings Ltd	14,783
116,080	Guangdong Investment Ltd	106,347

Shares	Description	Value ($)

	China — continued
126,000	Guangzhou Automobile Group Co Ltd – Class H	108,336
168,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	403,514
273,200	Guangzhou R&F Properties Co Ltd – Class H* (a)	56,508
135,400	Haier Smart Home Co Ltd – Class H	442,352
43,200	Hello Group Inc Sponsored ADR	222,480
67,000	Hengan International Group Co Ltd	320,629
253,644	Hisense Home Appliances Group Co Ltd – Class A	469,413
244,000	Hisense Home Appliances Group Co Ltd – Class H	262,272
114,000	Huabao International Holdings Ltd * (a)	58,294
622,888	Industrial & Commercial Bank of China Ltd – Class A	395,266
2,557,696	Industrial & Commercial Bank of China Ltd – Class H	1,299,419
1,753,208	Inner Mongolia Eerduosi Resources Co Ltd – Class A	4,473,382
174,700	Inner Mongolia Yitai Coal Co Ltd – Class H	254,083
689,000	Kingboard Holdings Ltd	2,175,654
155,760	Kingboard Laminates Holdings Ltd	148,581
522,000	KWG Group Holdings Ltd	93,913
34,000	KWG Living Group Holdings Ltd	6,031
228,000	Lee & Man Paper Manufacturing Ltd	81,845
370,400	Legend Holdings Corp – Class H	420,724
7,900,000	Lenovo Group Ltd	6,506,533
153,900	Livzon Pharmaceutical Group Inc – Class H	434,860
1,742,640	Lonking Holdings Ltd	295,068
2,177,000	Metallurgical Corp of China Ltd – Class H	412,316
296,000	MMG Ltd *	80,974
55,000	NetDragon Websoft Holdings Ltd	119,667
52,800	NetEase Inc	942,870
22,432	NetEase Inc ADR (b)	1,985,456
2,080,000	Nexteer Automotive Group Ltd (a)	1,545,721
1,810,074	PetroChina Co Ltd – Class A	1,405,172
8,262,000	PetroChina Co Ltd – Class H	3,841,974
79,800	PetroChina Co Ltd ADR	3,689,154
9,291,720	PICC Property & Casualty Co Ltd – Class H	10,050,206
131,000	Ping An Insurance Group Co of China Ltd – Class A	829,421
101,500	Ping An Insurance Group Co of China Ltd – Class H	596,987
712,000	Poly Property Group Co Ltd	144,718
1,722,826	Postal Savings Bank of China Co Ltd – Class A	1,123,495
320,000	Powerlong Real Estate Holdings Ltd	40,130
98,000	Road King Infrastructure Ltd	51,256
526,894	Shaanxi Coal Industry Co Ltd – Class A	1,679,997
21,500	Shandong Publishing & Media Co Ltd – Class A	20,786
1,905,600	Shanghai Pharmaceuticals Holding Co Ltd – Class H	2,770,347

See accompanying notes to the financial statements.	60

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued
3,118,000	Shimao Group Holdings Ltd (a) (e)	1,755,904
62,000	Shougang Fushan Resources Group Ltd	19,666
1,787,500	Sino-Ocean Group Holding Ltd	260,899
1,109,040	Sinopec Engineering Group Co Ltd – Class H	495,485
2,101,200	Sinopharm Group Co Ltd – Class H	4,681,038
1,008,940	Sinotruk Hong Kong Ltd	1,005,947
4,190,000	Skyworth Group Ltd	2,081,744
166,000	SSY Group Ltd	78,170
60,000	Sun King Technology Group Ltd *	17,029
5,905,000	Sunac China Holdings Ltd * (a) (e)	3,445,781
467,000	Sunac Services Holdings Ltd (a)	140,809
23,272	Sunny Optical Technology Group Co Ltd	317,720
35,000	TangShan Port Group Co Ltd – Class A	13,273
936,000	TCL Electronics Holdings Ltd *	447,161
221,937	Tencent Holdings Ltd	9,172,822
15,092	Tencent Holdings Ltd ADR (b)	623,300
844,000	Tianjin Port Development Holdings Ltd	63,320
674,000	Tianneng Power International Ltd (a)	717,067
26,000	Topsports International Holdings Ltd	20,522
452,032	Vipshop Holdings Ltd ADR *	5,248,092
71,000	Want Want China Holdings Ltd	50,014
21,100	Weifu High-Technology Group Co Ltd – Class A	56,208
93,200	Western Mining Co Ltd – Class A	143,189
93,500	Xiabuxiabu Catering Management China Holdings Co Ltd	44,024
30,193	Xinhua Winshare Publishing and Media Co Ltd – Class A	47,031
579,400	Xinjiang Goldwind Science & Technology Co Ltd – Class H	863,400
72,000	Xtep International Holdings Ltd	99,913
412,000	Yadea Group Holdings Ltd	785,847
96,700	Yankuang Energy Group Co Ltd – Class A	671,188
178,000	Yanzhou Coal Mining Co Ltd – Class H (a)	704,597
222,000	Zhejiang Expressway Co Ltd – Class H	168,969
28,850	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	58,084
160,500	Zhongsheng Group Holdings Ltd	758,903

	Total China	229,279,815

	Colombia — 0.0%
1,610,418	Ecopetrol SA	820,662

	Czech Republic — 0.0%
193,327	Moneta Money Bank AS	613,381
627	Philip Morris CR AS	425,173

	Total Czech Republic	1,038,554

	Denmark — 0.5%
883	AP Moller – Maersk A/S – Class A (b)	2,062,783
1,973	AP Moller – Maersk A/S – Class B (b)	4,733,529
416,413	Danske Bank A/S	5,560,321
7,295	Matas A/S	74,812

Shares	Description	Value ($)

	Denmark — continued
61,033	Pandora A/S	3,666,655
43,795	Scandinavian Tobacco Group A/S	656,327
86,992	Vestas Wind Systems A/S (b)	2,176,635

	Total Denmark	18,931,062

	Egypt — 0.0%
314,767	Commercial International Bank Egypt SAE	623,405
713,067	Eastern Co SAE	361,258
203,341	Fawry for Banking & Payment Technology Services SAE *	38,672
63,170	Medinet Nasr Housing *	9,646
34,352	Misr Fertilizers Production Co SAE	205,146

	Total Egypt	1,238,127

	Finland — 0.5%
22,296	Kemira Oyj	268,372
13,782	Kesko Oyj	289,940
51,268	Metsa Board Oyj – Class B	440,761
134,930	Neste Oyj	6,657,016
1,274,148	Nokia Oyj (b)	6,420,897
431,682	Outokumpu Oyj	1,731,027
5,821	Sanoma Oyj	79,393
158,561	Stora Enso Oyj – R Shares (b)	2,360,335

	Total Finland	18,247,741

	France — 1.8%
50,372	ALD SA (b)	548,268
841	Alten SA (b)	103,402
23,836	APERAM SA	643,365
207,856	ArcelorMittal SA	4,933,277
12,041	Arkema SA	1,016,521
1,788	Axway Software SA	37,703
113,208	BNP Paribas SA	5,260,797
1,836	Boiron SA	85,457
909	Caisse Regionale de Credit Agricole Mutuel Nord de France	15,989
113,255	Cie de Saint-Gobain (b)	4,561,656
126,641	Coface SA *	1,266,344
123,666	Derichebourg SA	695,681
8,440	Eramet SA	715,573
694	Groupe Crit (a)	41,567
989	HEXAOM	28,110
44,477	Ipsen SA	4,262,547
33,100	IPSOS	1,503,766
10,550	Kering SA (b)	5,293,488
12,957	LVMH Moet Hennessy Louis Vuitton SE (b)	8,360,722
4,309	Mersen SA	127,433
66,550	Metropole Television SA	821,506
127,055	Publicis Groupe SA	6,203,498
29,439	Quadient SA	498,664
5,563	Rexel SA *	90,354
2,190	Rothschild & Co	77,969

61	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	France — continued
86,083	Safran SA (b)	8,776,547
27,176	Sanofi (b)	2,221,633
222,252	SES SA, ADR – Class A	1,560,286
9,901	Societe BIC SA	563,232
277,172	Societe Generale SA	6,110,370
81,400	STMicroelectronics NV	2,840,860
1,570	Synergie SE	43,198
48,884	Technip Energies NV	611,180
154,673	Television Francaise 1	980,906
41,367	TotalEnergies SE (b) (c)	2,094,398
2,003	TotalEnergies SE (c)	102,562
46,029	Veolia Environnement SA (b)	1,025,867

	Total France	74,124,696

	Germany — 0.9%
7,456	1&1 AG	119,835
2,985	Allianz SE (Registered) (b)	504,574
279	Amadeus Fire AG (b)	27,833
17,093	Aurubis AG	1,034,921
54,144	Bayer AG (Registered) (b)	2,863,567
57,233	Bayerische Motoren Werke AG	4,216,850
57,385	Beiersdorf AG	5,792,442
56	Cewe Stiftung & Co KGaA (b)	4,428
26,638	Commerzbank AG *	177,247
94,807	Deutsche Pfandbriefbank AG	818,201
1,918	Draegerwerk AG & Co KGaA	77,531
4,253	Elmos Semiconductor SE	180,422
69,350	Fresenius SE & Co KGaA (b)	1,715,600
4,837	Hamburger Hafen und Logistik AG (b)	59,157
82,865	HeidelbergCement AG	3,741,974
3,462	Henkel AG & Co KGaA (b)	216,511
8,831	Hornbach Holding AG & Co KGaA	622,903
209,497	Kloeckner & Co SE	1,890,583
83,129	Mercedes-Benz Group AG (b)	4,660,685
22,406	Merck KGaA (b)	3,848,902
35,127	ProSiebenSat.1 Media SE	271,528
5,191	RTL Group SA *	192,871
55,620	Salzgitter AG	1,367,393
23,961	SAP SE (b)	2,040,743
3,559	Traton SE	50,328
6,851	Volkswagen AG (b)	1,267,233
813	Wuestenrot & Wuerttembergische AG	13,239

	Total Germany	37,777,501

	Greece — 0.0%
9,371	Hellenic Telecommunications Organization SA	149,082
46,623	JUMBO SA	666,511

7,777	Mytilineos SA	121,614

	Total Greece	937,207

	Hong Kong — 0.8%
7,800	AIA Group Ltd (b)	75,046

Shares	Description	Value ($)

	Hong Kong — continued
333,500	ASMPT Ltd	2,583,094
197,000	Bank of East Asia Ltd (The)	248,201
133,500	BOC Hong Kong Holdings Ltd	459,480
130,000	Chow Sang Sang Holdings International Ltd	146,358
983,000	CITIC Telecom International Holdings Ltd	339,396
165,500	CK Asset Holdings Ltd (b)	1,117,086
1,098,500	CK Hutchison Holdings Ltd	7,093,731
9,000	CK Infrastructure Holdings Ltd – Class L (b)	54,729
1,170,000	CSI Properties Ltd	26,043
274,400	Dah Sing Banking Group Ltd	213,079
78,800	Dah Sing Financial Holdings Ltd	209,789
1,256,000	First Pacific Co Ltd	484,356
733,827	Galaxy Entertainment Group Ltd	4,101,860
254,000	Giordano International Ltd	59,103
30,000	Hang Lung Group Ltd	50,741
63,500	Health & Happiness H&H International Holdings Ltd	84,863
800,000	HKT Trust & HKT Ltd – Class SS (b)	1,073,264
662,000	IGG Inc	284,590
243,500	Johnson Electric Holdings Ltd	287,591
443,000	K Wah International Holdings Ltd	167,067
74,500	Kerry Logistics Network Ltd	163,792
240,000	Kerry Properties Ltd	553,330
65,000	Luk Fook Holdings International Ltd	166,157
144,000	NWS Holdings Ltd	138,529
38,500	Orient Overseas International Ltd (b)	1,073,185
644,000	Pacific Textiles Holdings Ltd	241,847
426,000	PAX Global Technology Ltd	407,190
1,029,000	PCCW Ltd	515,125
406,500	Power Assets Holdings Ltd (b)	2,431,360
636,000	Shun Tak Holdings Ltd *	105,915
350,000	Singamas Container Holdings Ltd	32,422
252,000	Sino Land Co Ltd (b)	368,506
199,000	SITC International Holdings Co Ltd	504,630
126,000	SmarTone Telecommunications Holdings Ltd	67,428
246,000	Sun Hung Kai & Co Ltd	113,377
101,500	Sun Hung Kai Properties Ltd (b)	1,192,444
142,500	Swire Pacific Ltd – Class A	985,641
40,000	TAI Cheung Holdings Ltd	22,858
137,500	Texhong Textile Group Ltd	129,188
414,000	VPower Group International Holdings Ltd – Class H	42,972
632,000	VSTECS Holdings Ltd	417,827
162,700	VTech Holdings Ltd	1,106,430
4,992,500	WH Group Ltd	3,401,505
274,500	Yue Yuen Industrial Holdings Ltd	409,287

	Total Hong Kong	33,750,412

	Hungary — 0.2%
341,691	MOL Hungarian Oil & Gas Plc	2,354,371
194,442	OTP Bank Nyrt	4,135,199

See accompanying notes to the financial statements.	62

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Hungary — continued
12,883	Richter Gedeon Nyrt	259,748

	Total Hungary	6,749,318

	India — 2.5%
402,891	Arvind Ltd *	488,371
55,611	Asian Paints Ltd	2,346,266
16,736	Aurobindo Pharma Ltd	113,953
190,826	Axis Bank Ltd	1,778,401
15,336	Bajaj Consumer Care Ltd	30,841
1	Balrampur Chini Mills Ltd	4
24,956	Bharat Electronics Ltd	95,481
56,730	Bharat Petroleum Corp Ltd	232,636
343,628	Brightcom Group Ltd	174,390
46	Chambal Fertilisers and Chemicals Ltd	200
11,567	Cipla Ltd	149,875
5,608	Clean Science & Technology Ltd	120,457
1,239,282	Coal India Ltd	3,618,081
1,951	Coromandel International Ltd	25,637
8	Cummins India Ltd	119
129,948	Dhampur Bio Organics Ltd * (e)	55,359
17,305	Dhampur Sugar Mills Ltd	49,760
26,184	Engineers India Ltd	22,133
62,406	Exide Industries Ltd	124,580
7,780	Finolex Industries Ltd	14,718
2,841,115	GAIL India Ltd	4,827,770
58,786	Glenmark Pharmaceuticals Ltd	272,123
21,179	Grasim Industries Ltd	440,441
20,626	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	191,731
369,926	Gujarat State Fertilizers & Chemicals Ltd	724,199
4,718	Gujarat State Petronet Ltd	14,187
214,560	HCL Technologies Ltd	2,490,145
13,306	HDFC Asset Management Co Ltd	342,471
74,215	HDFC Bank Ltd	1,358,258
11,035	Hero MotoCorp Ltd	389,950
784,190	Hindalco Industries Ltd	4,243,444
15,815	Hindustan Aeronautics Ltd	452,181
541,962	Hindustan Petroleum Corp Ltd	1,641,272
69,360	Hindustan Zinc Ltd	246,574
54,230	Housing Development Finance Corp Ltd	1,642,238
273,550	ICICI Bank Ltd	3,005,317
79	Indiabulls Housing Finance Ltd *	133
1,097,418	Indian Oil Corp Ltd	979,920
54,748	Infosys Ltd	1,007,004
167,000	Infosys Ltd Sponsored ADR (b)	3,056,100
2,680,022	ITC Ltd	10,716,800
8,464	Jindal Stainless Hisar Ltd *	25,759
366,696	Karnataka Bank Ltd (The)	341,460
37,830	LIC Housing Finance Ltd	192,243
19,226	Mahanagar Gas Ltd	208,507
35,445	Mahindra & Mahindra Ltd	575,427
19,623	Manappuram Finance Ltd	25,756
2,034	Maruti Suzuki India Ltd	228,640
52,816	Mindtree Ltd	2,157,953

Shares	Description	Value ($)

	India — continued
337,748	National Aluminium Co Ltd	336,541
4,647	NBCC India Ltd	1,982
106,829	NCC Ltd	92,686
69,147	NHPC Ltd	32,968
1,518,894	NMDC Ltd	2,310,921
1,573,564	NTPC Ltd	3,220,665
8,734,103	Oil & Natural Gas Corp Ltd	15,086,997
192,475	Oil India Ltd	463,698
833	Oracle Financial Services Software Ltd	32,952
214	Page Industries Ltd	136,361
188,289	Petronet LNG Ltd	518,857
918,655	Power Finance Corp Ltd	1,373,950
494,441	Power Grid Corp of India Ltd	1,415,003
14,047	Prestige Estates Projects Ltd	80,024
97,251	PTC India Ltd	102,726
45,714	Rajesh Exports Ltd	337,355
1,396,831	REC Ltd	1,894,891
182,397	Redington India Ltd	341,345
16,080	Reliance Industries Ltd	527,590
1,299	Sharda Cropchem Ltd	8,393
1,368	Sobha Ltd	11,835
511,633	Sun Pharmaceutical Industries Ltd	5,700,664
29,114	Sun TV Network Ltd	181,122
1	Supreme Industries Ltd	25
90,923	Tata Consultancy Services Ltd	3,624,855
3,936,666	Tata Steel Ltd	5,292,697
73,172	Titan Co Ltd	2,361,984
3,509	Triveni Engineering & Industries Ltd	10,256
496,557	TV18 Broadcast Ltd *	251,620
128,580	Vardhman Textiles Ltd	532,573
248,689	Vedanta Ltd	830,837
80,148	Welspun Corp Ltd	224,876

	Total India	98,578,514

	Indonesia — 0.5%
6,045,000	Adaro Energy Indonesia Tbk PT	1,441,108
14,766,100	Bank Central Asia Tbk PT	8,154,178
3,126,692	Bank Mandiri Persero Tbk PT	1,860,647
124,400	Bank Negara Indonesia Persero Tbk PT	71,352
3,007,300	Bank Pembangunan Daerah Jawa Timur Tbk PT	145,869
14,736,500	Bank Rakyat Indonesia Persero Tbk PT	4,303,485
3,073,800	Bukit Asam Tbk PT	879,506
475,200	Indika Energy Tbk PT *	91,802
315,300	Indo Tambangraya Megah Tbk PT	835,160
120,300	Indocement Tunggal Prakarsa Tbk PT	76,505
668,000	Indofood Sukses Makmur Tbk PT	280,236
2,963,500	Kalbe Farma Tbk PT	335,109
5,089,000	Media Nusantara Citra Tbk PT	313,411
30,353,400	Panin Financial Tbk PT	780,884
1,865,200	Perusahaan Gas Negara Tbk PT	230,757
2,104,468	Telkom Indonesia Persero Tbk PT	644,453

63	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
300,100	United Tractors Tbk PT	683,348

	Total Indonesia	21,127,810

	Ireland — 0.4%
37,163	AIB Group Plc	84,301
754,283	Bank of Ireland Group Plc	4,647,551
43,296	Glanbia Plc	550,989
7,783	Kingspan Group Plc	440,664
38,104	Origin Enterprises Plc	142,839
26,839	Permanent TSB Group Holdings Plc *	41,152
194,970	Ryanair Holdings Plc *	2,415,520
52,276	Ryanair Holdings Plc Sponsored ADR * (b)	3,800,988
91,172	Smurfit Kappa Group Plc (c)	3,056,958
9,692	Smurfit Kappa Group Plc (c)	324,614

	Total Ireland	15,505,576

	Israel — 0.5%
107,889	Bank Leumi Le-Israel BM	1,140,518
5,549	Delek Group Ltd *	963,784
5,711	Equital Ltd *	212,101
9,060	Naphtha Israel Petroleum Corp Ltd *	54,547
547,729	Oil Refineries Ltd	235,192
709,200	Teva Pharmaceutical Industries Ltd Sponsored ADR * (b)	6,411,168
137,404	Tower Semiconductor Ltd *	6,374,172
155,100	ZIM Integrated Shipping Services Ltd	5,597,559

	Total Israel	20,989,041

	Italy — 0.8%
25,505	ACEA SPA (b)	305,415
44,306	Anima Holding SPA	150,559
51,659	Arnoldo Mondadori Editore SPA	84,337
51,555	Banca IFIS SPA	615,602
96,830	Banco BPM SPA	240,413
60,403	Credito Emiliano SPA	349,202
86,483	Eni SPA	1,021,617
4,000	Eni SPA – Sponsored ADR	94,480
16,855	Esprinet SPA	114,652
163,061	EXOR NV	9,817,109
100,916	IMMSI SPA (a)	38,787
419,981	Italgas SPA (b)	2,160,250
466,787	Leonardo SPA	3,820,091
719,492	MFE-MediaForEurope NV – Class A*	305,209
1,097	Prima Industrie SPA	26,993
1,661	Sabaf SPA	32,978
344,796	Stellantis NV (b)	4,592,865
18,530,843	Telecom Italia SPA * (a)	3,822,154
564,587	Telecom Italia SPA – RSP *	111,969
96,961	Terna - Rete Elettrica Nazionale (b)	689,316
10,058	Unieuro SPA (a)	114,370
587,924	Unipol Gruppo SPA	2,461,985

	Total Italy	30,970,353

Shares	Description	Value ($)

	Japan — 12.3%
34,500	ADEKA Corp	582,164
2,600	Advantest Corp (b)	147,252
513,000	Aeon Mall Co Ltd (a)	6,118,727
43,681	AGC Inc (b)	1,482,487
15,500	Aichi Corp	92,681
51,100	Aisin Corp	1,519,441
266,800	Amano Corp	4,935,463
17,600	AOKI Holdings Inc	88,976
122,900	Arcs Co Ltd (a)	1,797,042
823,000	Asahi Kasei Corp	6,014,309
18,900	Astellas Pharma Inc (b)	267,960
9,100	Bando Chemical Industries Ltd	65,949
175,700	Brother Industries Ltd	3,362,460
5,600	Canon Electronics Inc	65,285
223,400	Canon Inc (b)	5,350,273
4,100	Canon Inc Sponsored ADR (b)	97,908
23,700	Canon Marketing Japan Inc	537,438
4,800	Central Glass Co Ltd	115,811
4,000	Chiyoda Integre Co Ltd	62,131
276,100	Chugoku Marine Paints Ltd (a)	1,750,668
205,100	Citizen Watch Co Ltd	876,315
9,600	CONEXIO Corp	91,037
108,200	Dai Nippon Printing Co Ltd	2,277,484
13,700	Dai Nippon Toryo Co Ltd	73,220
4,000	Dai-Dan Co Ltd	63,898
4,800	Daiichi Jitsugyo Co Ltd	131,918
2,800	Daito Pharmaceutical Co Ltd	53,418
119,300	Daiwa House Industry Co Ltd (b)	2,667,216
657,400	Daiwabo Holdings Co Ltd	9,254,319
271,500	Denka Co Ltd	6,504,074
5,200	Dentsu Group Inc (b)	167,466
100	Dowa Holdings Co Ltd	3,769
25,700	Ebara Corp	973,558
9,200	EDION Corp (a)	79,140
5,000	Eizo Corp	136,097
61,700	ENEOS Holdings Inc	233,160
21,300	Exedy Corp	274,445
476,300	EXEO Group Inc	7,307,590
202,800	Ezaki Glico Co Ltd	5,276,782
8,200	FJ Next Co Ltd	60,650
376,200	Fuji Corp	5,472,032
46,100	Fuji Electric Co Ltd	1,991,619
3,800	Fuji Pharma Co Ltd	27,940
51,400	FUJIFILM Holdings Corp (b)	2,609,413
27,500	Fukuoka Financial Group Inc	491,416
6,800	Furuno Electric Co Ltd (a)	54,747
7,800	Furyu Corp	56,891
8,400	G-7 Holdings Inc (a)	90,066
236,400	H.U. Group Holdings Inc	4,801,566
21,700	Hanwa Co Ltd	536,829
688,994	Haseko Corp	7,895,345
10,800	Hazama Ando Corp	66,981
5,900	Heiwado Co Ltd	84,331
800	Hirose Electric Co Ltd	113,358

See accompanying notes to the financial statements.	64

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
2,400	Hochiki Corp	23,135
123,500	Hogy Medical Co Ltd	3,088,770
483,200	Honda Motor Co Ltd (b)	12,863,878
17,400	Honda Motor Co Ltd Sponsored ADR (b)	461,448
42,000	Hosiden Corp	477,192
3,400	Hosokawa Micron Corp	64,184
5,900	Hyakujushi Bank Ltd (The)	71,984
70,500	Idemitsu Kosan Co Ltd (a)	1,858,891
43,200	Iida Group Holdings Co Ltd (a)	658,060
39,900	Inabata & Co Ltd	698,188
1,272,200	Inpex Corp	14,623,465
44,700	Isuzu Motors Ltd	555,160
409,200	ITOCHU Corp (b)	11,261,479
1,300	Itochu-Shokuhin Co Ltd	47,577
58,500	Itoham Yonekyu Holdings Inc	282,906
25,000	Itoki Corp	78,582
15,600	Jaccs Co Ltd	429,001
25,400	Japan Aviation Electronics Industry Ltd	424,769
9,800	Japan Petroleum Exploration Co Ltd	279,206
304,700	Japan Tobacco Inc (b)	5,162,659
356,300	JFE Holdings Inc	3,827,928
56,100	JVCKenwood Corp	82,351
11,500	Kaga Electronics Co Ltd	340,418
279,700	Kajima Corp	2,943,153
13,400	Kamei Corp	105,423
19,600	Kandenko Co Ltd	117,943
13,200	Kaneka Corp	354,048
285,800	Kanematsu Corp	3,091,781
316,600	KDDI Corp (b)	9,688,316
469,700	Kirin Holdings Co Ltd (b)	7,732,092
17,400	Kitz Corp	101,454
14,579	Kohnan Shoji Co Ltd (a)	361,380
40,300	Komeri Co Ltd	756,888
193,800	Konoike Transport Co Ltd (b)	1,839,193
1,700	Krosaki Harima Corp	57,564
494,800	K’s Holdings Corp	4,558,800
2,400	Kureha Corp	161,167
6,600	Kyokuto Kaihatsu Kogyo Co Ltd	64,768
7,600	Kyosan Electric Manufacturing Co Ltd	23,364
277,300	Kyudenko Corp	5,582,312
11,400	Lintec Corp	189,997
28,500	Macnica Holdings Inc	611,509
230,500	Macromill Inc	1,747,880
271,500	Mandom Corp	2,920,333
346,700	Marubeni Corp (b)	3,613,405
288,700	Maruichi Steel Tube Ltd	6,154,493
5,400	Maruzen Showa Unyu Co Ltd	123,308
256,100	Maxell Ltd	2,716,314
17,000	MCJ Co Ltd	118,177
243,700	Mebuki Financial Group Inc	467,068
1,600	Melco Holdings Inc	38,217
235,400	Mitsubishi Corp (b)	7,707,143
50,000	Mitsubishi Materials Corp	746,251
5,300	Mitsubishi Research Institute Inc	158,665

Shares	Description	Value ($)

	Japan — continued
8,000	Mitsubishi Shokuhin Co Ltd	196,367
987,800	Mitsubishi UFJ Financial Group Inc (b)	5,120,703
11,100	Mitsuboshi Belting Ltd (a)	255,174
66,500	Mitsui & Co Ltd (b)	1,560,697
12,600	Mitsui DM Sugar Holdings Co Ltd	169,569
170,300	Mitsui OSK Lines Ltd (b)	4,436,927
9,000	Mitsui-Soko Holdings Co Ltd (b)	217,531
12,500	Modec Inc *	129,674
182,900	Morinaga & Co Ltd	5,224,200
193,500	MS&AD Insurance Group Holdings Inc	5,773,251
13,800	MTI Ltd (a)	50,850
3,700	Nagase & Co Ltd	53,098
213,400	NEC Corp (b)	7,783,051
166,000	NGK Spark Plug Co Ltd	3,405,930
252,500	NH Foods Ltd	7,227,865
31,900	Nichias Corp	550,896
11,700	Nichiha Corp	233,155
8,400	Nichireki Co Ltd	82,106
239,600	Nikon Corp	2,735,085
5,300	Nippn Corp	59,777
4,200	Nippon Densetsu Kogyo Co Ltd	54,041
6,100	Nippon Soda Co Ltd	201,713
191,000	Nippon Steel Corp (b)	3,017,056
7,600	Nippon Steel Trading Corp	292,408
106,400	Nippon Suisan Kaisha Ltd	435,394
454,800	Nippon Telegraph & Telephone Corp (b)	12,327,023
102,200	Nippon Television Holdings Inc	868,454
18,600	Nippon Yusen KK (b)	1,418,699
7,100	Nisshin Oillio Group Ltd (The)	166,168
10,900	Nisshinbo Holdings Inc	84,350
3,800	Nissin Corp	50,631
19,500	Nissin Electric Co Ltd	207,808
4,800	Nittetsu Mining Co Ltd	212,563
8,900	Nitto Kogyo Corp (a)	164,186
20,600	Nojima Corp	415,031
11,700	Nomura Real Estate Holdings Inc	287,444
3,800	Noritake Co Ltd	114,217
807,400	Obayashi Corp	5,584,453
25,800	Organo Corp	1,716,109
97,800	ORIX Corp (b)	1,607,575
8,200	Osaka Soda Co Ltd (a)	222,564
7,700	Osaki Electric Co Ltd	29,072
274,100	Pacific Industrial Co Ltd	2,134,186
1,111,900	Penta-Ocean Construction Co Ltd	5,867,856
8,200	Prima Meat Packers Ltd	127,991
8,000	Proto Corp	64,201
5,400	Raito Kogyo Co Ltd	71,711
45,700	Renesas Electronics Corp * (b)	432,713
84,600	Rohm Co Ltd	6,329,600
43,000	San-A Co Ltd	1,284,119
21,600	Sanki Engineering Co Ltd	255,138
225,000	Sankyu Inc (b)	6,920,386
131,100	Sawai Group Holdings Co Ltd	3,874,364
106,500	Secom Co Ltd (b)	6,785,031

65	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
31,200	Sega Sammy Holdings Inc	463,158
7,200	Seikitokyu Kogyo Co Ltd (a)	39,248
148,500	Seiko Epson Corp	2,333,501
21,100	Sekisui Chemical Co Ltd	287,663
443,300	Sekisui House Ltd	7,538,150
7,500	Sekisui Jushi Corp	92,737
30,000	Shimamura Co Ltd	2,719,202
674,600	Shimizu Corp	3,699,144
6,900	Shin-Etsu Polymer Co Ltd	66,018
17,600	Shinmaywa Industries Ltd	134,131
4,700	Shinnihon Corp	24,706
16,900	Shizuoka Gas Co Ltd (b)	126,494
2,000	Sinanen Holdings Co Ltd	55,024
10,600	Sinko Industries Ltd	122,671
84,900	SKY Perfect JSAT Holdings Inc	337,412
311,920	Sojitz Corp (a)	5,248,345
504,900	Stanley Electric Co Ltd	9,320,039
21,500	Star Micronics Co Ltd	282,722
167,100	Subaru Corp	3,037,443
445,000	SUMCO Corp	6,039,928
5,300	Sumitomo Bakelite Co Ltd	167,067
2,321,300	Sumitomo Chemical Co Ltd	9,137,392
369,800	Sumitomo Corp (b)	5,201,457
52,700	Sumitomo Electric Industries Ltd	603,657
117,900	Sumitomo Forestry Co Ltd	1,993,394
294,800	Sumitomo Mitsui Financial Group Inc (a) (b)	8,892,129
250,600	Sumitomo Mitsui Trust Holdings Inc	7,794,459
1,500	Sumitomo Seika Chemicals Co Ltd	33,580
14,500	Sumitomo Warehouse Co Ltd (The) (b)	227,537
769,900	T&D Holdings Inc	8,408,241
183,400	Tachi-S Co Ltd	1,611,176
169,000	Taisei Corp	5,123,999
300,100	Takara Holdings Inc	2,277,002
75,800	Takara Leben Co Ltd	206,185
435,800	Takuma Co Ltd	4,378,441
7,500	Tamron Co Ltd	163,864
7,200	TDK Corp	251,728
625,900	Teijin Ltd	6,617,314
321,300	THK Co Ltd	6,521,872
186,700	Toho Holdings Co Ltd	2,472,801
794,200	Tokai Carbon Co Ltd (a)	5,797,453
2,500	Token Corp	159,235
259,100	Tokyo Gas Co Ltd (b)	4,861,027
197,500	Tokyo Seimitsu Co Ltd	6,578,973
10,200	Tokyo Steel Manufacturing Co Ltd	108,071
420,600	Toppan Inc	6,605,372
255,800	Tosei Corp	2,555,209
224,900	Tosoh Corp	2,907,920
19,900	Towa Pharmaceutical Co Ltd	315,590
69,300	Toyo Construction Co Ltd	427,535
2,500	Toyo Ink SC Holdings Co Ltd	34,283
54,400	Toyota Boshoku Corp	790,032
140,500	Toyota Industries Corp	7,852,939
34,800	Toyota Tsusho Corp (b)	1,218,283

Shares	Description	Value ($)

	Japan — continued
2,700	Tsubakimoto Chain Co	62,391
177,500	Tsumura & Co	4,063,236
18,800	TV Asahi Holdings Corp	195,904
16,200	Ulvac Inc	628,174
10,600	Unipres Corp (a)	73,030
6,400	Vital KSK Holdings Inc	30,773
8,900	Wacoal Holdings Corp	142,234
9,100	Warabeya Nichiyo Holdings Co Ltd	148,126
23,800	YAMABIKO Corp	194,291
142,400	Yamada Holdings Co Ltd	492,852
88,000	Yamaha Motor Co Ltd	1,823,737
23,300	Yamazen Corp	156,026
19,300	Yellow Hat Ltd	249,178
106,000	Yokogawa Bridge Holdings Corp	1,482,157
7,200	Yuasa Trading Co Ltd	181,396
181,500	Zenkoku Hosho Co Ltd	5,997,468

	Total Japan	496,840,239

	Kuwait — 0.0%
14,744	Humansoft Holding Co KSC	165,605

	Luxembourg — 0.0%
48,878	Ternium SA Sponsored ADR	1,505,931

	Malaysia — 0.1%
5,700	Fraser & Neave Holdings Bhd	28,421
83,000	IHH Healthcare Bhd	114,554
247,800	Kossan Rubber Industries Bhd	55,760
27,600	Kuala Lumpur Kepong Bhd	142,608
87,800	Malayan Banking Bhd	175,644
141,200	MISC Bhd	223,412
498,100	Petronas Chemicals Group Bhd	977,008
22,900	PPB Group Bhd	90,020
136,500	Westports Holdings Bhd	105,860

	Total Malaysia	1,913,287

	Mexico — 1.0%
2,046,800	America Movil SAB de CV – Series L	1,742,368
83,148	America Movil SAB de CV – Class L Sponsored ADR	1,413,516
75,540	Arca Continental SAB de CV	511,287
303,400	Banco del Bajio SA	635,669
81,800	Becle SAB de CV	166,714
12,496	Coca-Cola Femsa SAB de CV Sponsored ADR	765,130
1,136,700	Credito Real SAB de CV SOFOM ER * (e)	20,368
100,800	El Puerto de Liverpool SAB de CV – Class C1	449,201
1,272,710	Fomento Economico Mexicano SAB de CV	7,966,085
1,000	GCC SAB de CV	5,746
3,080	Gruma SAB de CV – Class B	33,672
16,300	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	106,676

See accompanying notes to the financial statements.	66

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
15,935	Grupo Aeroportuario del Sureste SAB de CV – Class B	335,682
200	Grupo Aeroportuario del Sureste SAB de CV ADR	42,294
1,928,015	Grupo Financiero Banorte SAB de CV – Class O	11,388,270
44,600	Grupo Financiero Inbursa SAB de CV – Class O*	69,867
29,255	Grupo Herdez SAB de CV – Series *	47,426
2,861,293	Grupo Mexico SAB de CV – Series B	10,779,646
100,744	Industrias Bachoco SAB de CV – Series B	398,246
64,800	Megacable Holdings SAB de CV	135,927
13,200	Orbia Advance Corp SAB de CV	24,898
107,224	Qualitas Controladora SAB de CV	469,685
123,300	Regional SAB de CV	666,609
120,948	Unifin Financiera SAB de CV SOFOM ENR *	10,446
884,156	Wal-Mart de Mexico SAB de CV	2,897,376

	Total Mexico	41,082,804

	Netherlands — 1.3%
68,934	ABN AMRO Bank NV CVA GDR	662,241
1,222,564	Aegon NV	5,463,667
87,200	AerCap Holdings NV *	3,841,160
30,398	ASR Nederland NV	1,240,671
9,661	Brunel International NV	90,455
16,510	Evander Gold Mines Ltd (e)	166
59,053	ForFarmers NV (a)	166,428
860	Hunter Douglas NV *	151,030
308,754	ING Groep NV	2,706,056
172,595	JDE Peet’s NV	5,322,009
367,787	Koninklijke Ahold Delhaize NV (b)	10,116,647
9,947	Koninklijke BAM Groep NV *	26,514
134,114	Koninklijke Philips NV (b)	2,227,365
144,599	NN Group NV	5,942,725
96,638	Prosus NV *	5,973,142
159,411	Randstad NV (a)	7,423,887
17,532	SBM Offshore NV	244,832
34,356	Signify NV	976,598
6,252	Wolters Kluwer NV (b)	611,401

	Total Netherlands	53,186,994

	New Zealand — 0.1%
209,361	Auckland International Airport Ltd * (b)	965,524
715,618	Meridian Energy Ltd (b)	2,183,203
166,472	Spark New Zealand Ltd	550,675

	Total New Zealand	3,699,402

	Norway — 0.5%
101,831	Austevoll Seafood ASA	1,091,519
28,264	BW LPG Ltd	183,724
488,962	DNO ASA	694,726
210,369	Elkem ASA	837,173
231,250	Equinor ASA (b)	8,974,959

Shares	Description	Value ($)
	Norway — continued
153,833	Europris ASA	922,890
506,819	Norsk Hydro ASA	3,482,403
30,565	SpareBank 1 Nord Norge	275,497
39,755	SpareBank 1 SMN	484,040
9,566	Stolt-Nielsen Ltd (b)	204,420
16,806	TGS ASA	255,754
15,354	Var Energi ASA	66,708
105,915	Wallenius Wilhelmsen ASA (b)	596,295

	Total Norway	18,070,108

	Pakistan — 0.0%
303,135	Fauji Fertilizer Co Ltd	144,158
43,862	Pakistan Oilfields Ltd	84,847

	Total Pakistan	229,005

	Panama — 0.0%
494,873	BAC Holding International Corp *	25,140

	Peru — 0.1%
50,500	Southern Copper Corp	2,377,035

	Philippines — 0.0%
34,100	GT Capital Holdings Inc	292,062
128,872	Manila Electric Co	690,194
5,535,024	Megaworld Corp	245,707
223,000	Puregold Price Club Inc	135,798

	Total Philippines	1,363,761

	Poland — 0.3%
19,122	Asseco Poland SA	291,517
341,613	Bank Polska Kasa Opieki SA	4,725,911
14,181	Budimex SA	762,037
54,037	Cyfrowy Polsat SA	222,864
33,831	Jastrzebska Spolka Weglowa SA *	341,743
3,202	KGHM Polska Miedz SA	60,004
22	LPP SA	39,614
166,043	Polski Koncern Naftowy ORLEN SA	2,150,625
1,395,702	Polskie Gornictwo Naftowe i Gazownictwo SA *	1,657,994
16,451	Powszechna Kasa Oszczednosci Bank Polski SA *	82,067
147,933	Powszechny Zaklad Ubezpieczen SA	885,501

	Total Poland	11,219,877

	Portugal — 0.5%
76,822	Altri SGPS SA	433,462
656,466	Banco Comercial Portugues SA – Class R	95,508
693,975	EDP – Energias de Portugal SA	3,314,144
1,054,100	Galp Energia SGPS SA	11,383,206
48,975	Jeronimo Martins SGPS SA	1,085,861
252,667	Navigator Co SA (The)	1,002,563
191,052	NOS SGPS SA	704,222

67	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued
190,336	REN - Redes Energeticas Nacionais SGPS SA	504,579
1,582,903	Sonae SGPS SA	1,591,040

	Total Portugal	20,114,585

	Qatar — 0.1%
623,753	Qatar National Bank QPSC	3,529,681
160,925	Qatar National Cement Co QSC	218,790

	Total Qatar	3,748,471

	Russia — 0.2%
10,221,010	Alrosa PJSC * (d) (f)	857,392
376,870,000	Federal Grid Co Unified Energy System PJSC * (d)	42,265
214,678	Fix Price Group Ltd GDR (d)	53,303
415,363	Gazprom Neft PJSC (d)	200,215
873,330	Gazprom PJSC * (d)	255,456
2,025,633	Gazprom PJSC Sponsored ADR * (e)	1,191,866
75,924	Globaltrans Investment Plc Sponsored GDR (Registered) (d)	28,314
18,204,300	Inter RAO UES PJSC * (d)	67,057
88,304	LSR Group PJSC * (d)	60,901
4	LSR Group PJSC GDR (Registered) (d)	1
192,855	LUKOIL PJSC (d)	944,989
4,239,830	Magnitogorsk Iron & Steel Works PJSC * (d) (f)	142,166
116,953	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered) * (e) (f)	51,275
71,800	Mechel PJSC * (d)	10,258
127,978	MMC Norilsk Nickel PJSC ADR (d)	238,400
23,942	Mobile TeleSystems PJSC (d)	6,492
37,065	Mobile TeleSystems PJSC ADR* (d)	20,217
1,472,470	Moscow Exchange MICEX-RTS PJSC * (d)	152,920
7,545,000	Mosenergo PJSC * (d)	15,875
191,960	Novatek PJSC (d)	249,579
3,493,400	Novolipetsk Steel PJSC * (d)	483,704
6,115	PhosAgro PJSC * (e)	55,562
118	PhosAgro PJSC GDR (d) (f)	359
254,956	Polymetal International Plc	625,241
25,552	Polyus PJSC * (d)	243,959
138,892	QIWI Plc Sponsored ADR (c) (d)	75,207
4,500	QIWI Plc Sponsored ADR (c) (d)	1,818
1,493	Ros Agro Plc GDR (Registered) (c) (d)	1,562
1,208	Ros Agro Plc GDR (Registered) (c) (d)	1,096
47,669,440	RusHydro PJSC * (d)	43,784
23,047	RusHydro PJSC ADR * (d)	2,129
8,073,970	Sberbank of Russia PJSC * (d) (f)	1,243,855
7,395	Severstal PAO (d)	6,405
261,549	Severstal PJSC GDR (Registered) * (d)	227,852
29,090	SFI PJSC * (d)	15,543
27,770,670	Surgutneftegas PJSC (d)	812,634
35,844	Tatneft PJSC (d)	18,756
158,512	Tatneft PJSC Sponsored ADR (e)	500,547
725,480	Unipro PJSC (d)	1,146

Shares	Description	Value ($)

	Russia — continued
55,470	United Co Rusal International PJSC * (d)	3,106
752,312,000	VTB Bank PJSC * (d) (f)	16,699

	Total Russia	8,969,905

	Saudi Arabia — 0.2%
3,391	Abdullah Al Othaim Markets Co	115,469
7,212	Almarai Co JSC	101,503
8,024	Co for Cooperative Insurance (The) *	161,802
289,154	Saudi Arabian Oil Co	2,880,258
128,744	Saudi Basic Industries Corp	3,420,114
101,605	Saudi Telecom Co	1,128,070

	Total Saudi Arabia	7,807,216

	Singapore — 0.6%
231,200	AIMS APAC (REIT)	226,362
621,000	Asian Pay Television Trust	50,664
102,600	Bumitama Agri Ltd	45,837
171,573	Capitaland Investment Ltd	451,713
239,800	City Developments Ltd	1,392,327
524,300	ComfortDelGro Corp Ltd	528,412
245,024	DBS Group Holdings Ltd	5,705,012
512,600	First Real Estate Investment Trust	100,663
48,800	First Resources Ltd	52,602
3,940,400	Golden Agri-Resources Ltd	789,927
886,799	Japfa Ltd (a)	380,459
107,000	Jardine Cycle & Carriage Ltd	2,511,942
626,900	Keppel Corp Ltd	3,255,818
242,500	Sasseur Real Estate Investment Trust	134,390
57,600	Sheng Siong Group Ltd	66,763
502,900	Silverlake Axis Ltd	129,066
18,200	Singapore Technologies Engineering Ltd	48,499
279,000	StarHub Ltd	245,282
20,300	United Overseas Bank Ltd	395,839
121,300	UOL Group Ltd	600,167
451,900	Wilmar International Ltd	1,304,363
4,944,677	Yangzijiang Financial Holding Ltd *	1,322,811
7,909,213	Yangzijiang Shipbuilding Holdings Ltd	5,481,368
530,800	Yanlord Land Group Ltd	390,646

	Total Singapore	25,610,932

	South Africa — 0.8%
747,835	Absa Group Ltd	7,745,443
39,872	AECI Ltd	193,057
56,405	African Rainbow Minerals Ltd	776,849
24,543	Anglo American Platinum Ltd	1,713,336
6,111	Aspen Pharmacare Holdings Ltd	52,443
25,568	Astral Foods Ltd	308,311
9,615	AVI Ltd	41,299
118,517	Barloworld Ltd	603,249
284,616	Bidvest Group Ltd (The)	3,565,310
302,582	Blue Label Telecoms Ltd *	110,259
9,171	Capitec Bank Holdings Ltd	1,090,481
564	Clicks Group Ltd	9,806

See accompanying notes to the financial statements.	68

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
253,524	FirstRand Ltd	946,940
3,257	Foschini Group Ltd (The)	24,112
174,143	Impala Platinum Holdings Ltd	1,824,731
57,216	Investec Ltd	268,656
142,498	Kumba Iron Ore Ltd	3,154,806
147,736	Lewis Group Ltd	412,106
87,806	Motus Holdings Ltd	595,021
53,742	Mr Price Group Ltd	582,177
201,807	MTN Group Ltd	1,460,688
96,015	Ninety One Ltd	216,372
49,681	Old Mutual Ltd	29,432
9,923	Omnia Holdings Ltd	35,777
375,699	Pepkor Holdings Ltd	441,151
14,190	PSG Group Ltd *	74,722
68,797	Reunert Ltd	180,451
675,044	RMB Holdings Ltd *	71,019
7,732	Sanlam Ltd	24,038
3,420	Santam Ltd	48,544
114,316	Sappi Ltd *	304,720
15,870	Sasol Ltd *	305,222
935	Shoprite Holdings Ltd	12,679
756,842	Sibanye Stillwater Ltd	1,690,801
41,900	Sibanye Stillwater Ltd ADR	376,262
396,668	Telkom SA SOC Ltd *	1,018,013
68,730	Tiger Brands Ltd	668,740
511,690	Truworths International Ltd	1,706,381
80,115	Tsogo Sun Gaming Ltd *	58,807
24,441	Vodacom Group Ltd	179,902
276,244	Woolworths Holdings Ltd	901,215

	Total South Africa	33,823,328

	South Korea — 3.0%
1,008	AfreecaTV Co Ltd	57,209
310	BGF retail Co Ltd	37,131
1,021	BH Co Ltd	23,875
296,523	BNK Financial Group Inc	1,478,555
26,434	Cheil Worldwide Inc	430,967
621	CJ CheilJedang Corp	188,373
4,480	Coway Co Ltd	212,551
1,412	Daewoo Engineering & Construction Co Ltd *	5,445
3,120	Daihan Pharmaceutical Co Ltd	60,077
991	Daou Data Corp	8,936
5,554	DB HiTek Co Ltd	190,639
6,316	DB Insurance Co Ltd	281,275
97,301	DGB Financial Group Inc	539,290
4,885	DL E&C Co Ltd	148,271
192,374	Dongwon Development Co Ltd	533,385
4,307	E-MART Inc	312,680
2,220	Fila Holdings Corp	51,277
73,389	GS Engineering & Construction Corp	1,641,591
26,891	GS Holdings Corp	923,222
235,748	Hana Financial Group Inc	6,871,265
11,389	Handsome Co Ltd	240,144

Shares	Description	Value ($)

	South Korea — continued
86,667	Hankook Tire & Technology Co Ltd	2,443,300
56,637	HDC Hyundai Development Co-Engineering & Construction	523,336
3,917	Huchems Fine Chemical Corp	61,899
1,055	Hyosung TNC Corp	245,349
4,221	Hyundai Department Store Co Ltd	194,182
81,210	Hyundai Engineering & Construction Co Ltd	2,903,894
4,671	Hyundai Glovis Co Ltd	612,027
2,982	Hyundai Home Shopping Network Corp	111,080
9,750	Hyundai Marine & Fire Insurance Co Ltd	228,715
20,880	Hyundai Mobis Co Ltd	3,329,801
5,895	Hyundai Motor Co GDR (Registered)	198,767
4,636	Industrial Bank of Korea	33,010
1,717	INTOPS Co Ltd	38,291
78,402	JB Financial Group Co Ltd	442,945
70,372	KB Financial Group Inc	2,583,282
6,500	KB Financial Group Inc ADR *	237,770
9,994	KC Co Ltd	133,770
1,665	KC Tech Co Ltd	20,080
238	KCC Corp	51,970
1,293	KCC Glass Corp	48,436
281,411	Kia Corp	16,867,164
1,001	KIWOOM Securities Co Ltd	63,607
4,702	Korea Petrochemical Ind Co Ltd	424,735
14,716	Korea Real Estate Investment & Trust Co Ltd	17,833
3,855	Korea Zinc Co Ltd	1,928,374
54,413	KT Skylife Co Ltd	346,524
247,899	KT&G Corp	15,398,852
26,341	Kumho Petrochemical Co Ltd	2,540,773
17,853	LG Corp	1,089,408
102,058	LG Electronics Inc	7,637,001
1,656	LG H&H Co Ltd	876,920
5,221	LG Innotek Co Ltd	1,329,047
8,055	Lotte Chemical Corp	1,045,897
43,149	LOTTE Fine Chemical Co Ltd	2,257,663
5,172	LOTTE Himart Co Ltd	60,512
2,644	LS Corp	131,755
9,099	LX International Corp	293,025
15,042	LX Semicon Co Ltd	1,058,345
516	MegaStudyEdu Co Ltd	30,016
18,888	Meritz Securities Co Ltd	68,073
17,848	NAVER Corp	3,167,067
859	NCSoft Corp	241,390
3,195	NH Investment & Securities Co Ltd	23,652
161	NongShim Co Ltd	35,993
2,028	Orion Corp	148,560
18,223	POSCO Holdings Inc	3,447,157
79,000	POSCO Holdings Inc Sponsored ADR	3,714,580
3,424	Samjin Pharmaceutical Co Ltd	63,248
156,615	Samsung Electronics Co Ltd	6,938,161
2,774	Samsung Electronics Co Ltd GDR (Registered)	3,033,559

69	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
29,677	Samsung Engineering Co Ltd *	515,995
2,261	Samsung Fire & Marine Insurance Co Ltd	328,600
5,445	Samsung SDS Co Ltd	519,663
3,204	Samsung Securities Co Ltd	80,661
136	Samyang Foods Co Ltd	11,296
3,202	Sangsangin Co Ltd	20,372
54,350	SD Biosensor Inc	1,420,958
5,275	Seegene Inc	123,582
155,778	Shinhan Financial Group Co Ltd	4,220,566
554	Shinsegae Inc	91,817
219	SK Gas Ltd	18,983
38,214	SK Hynix Inc	2,686,747
56,350	SK Square Co Ltd *	1,693,259
5,999	SK Telecom Co Ltd	232,739
54,767	SK Telecom Co Ltd Sponsored ADR	1,169,276
6,517	SL Corp	185,779
258	S-Oil Corp	19,569
80	Soulbrain Co Ltd	12,852
180	Taekwang Industrial Co Ltd	110,685
831	TY Holdings Co Ltd *	10,447
543	Unid Co Ltd	41,933
502,275	Woori Financial Group Inc	4,543,541
60,223	Woori Technology Investment Co Ltd *	261,471
307	Young Poong Corp	159,530
14,400	Youngone Corp	476,774

	Total South Korea	121,914,048

	Spain — 1.3%
2,012	Acciona SA (b)	394,083
568,769	Acerinox SA	5,146,120
124,660	Amadeus IT Group SA * (b)	6,580,724
117,613	Atresmedia Corp de Medios de Comunicacion SA	322,094
2,330,197	Banco Bilbao Vizcaya Argentaria SA	10,456,044
8,277,149	Banco de Sabadell SA	5,692,475
2,824,987	Banco Santander SA	6,838,436
113,360	Bankinter SA	580,946
56,949	Cia de Distribucion Integral Logista Holdings SA (b)	1,106,875
1,762	Enagas SA (b)	32,174
102,942	Faes Farma SA	408,855
2,218	Grupo Catalana Occidente SA	65,219
8,364	Iberdrola SA (b)	87,083
232,265	Industria de Diseno Textil SA (b)	5,014,933
28,498	Mediaset Espana Comunicacion SA *	79,271
592,333	Repsol SA	7,693,268
567,092	Telefonica SA (a) (b)	2,340,397
213,435	Unicaja Banco SA	192,190

	Total Spain	53,031,187

	Sweden — 0.9%
303,745	Fastighets AB Balder – Class B*	1,677,342
74,115	Industrivarden AB – A Shares (a)	1,642,532

Shares	Description	Value ($)

	Sweden — continued
69,969	Industrivarden AB – C Shares (a)	1,534,977
195,591	Investor AB – A Shares	3,250,859
306,711	Investor AB – B Shares (b)	4,834,134
62,840	Inwido AB	614,536
182,462	Kinnevik AB – Class B*	2,596,618
43,467	New Wave Group AB – B Shares	699,144
117,792	Skanska AB – B Shares	1,740,103
595,407	SSAB AB – A Shares	2,863,757
30,464	SSAB AB – B Shares	142,236
98,900	Svenska Cellulosa AB SCA – Class B (b)	1,481,869
1,139,728	Swedish Match AB	11,441,887

	Total Sweden	34,519,994

	Switzerland — 0.7%
150,244	Adecco Group AG (Registered) *	4,762,816
5,923	Bobst Group SA (Registered)	477,232
3,039	DKSH Holding AG (b)	226,110
1,888	Gurit Holding AG (a)	197,647
184	Kuehne + Nagel International AG (Registered) (b)	42,525
89,534	Logitech International SA (Registered) (a)	4,454,847
20,793	Mobilezone Holding AG (Registered)	344,230
30,496	Roche Holding AG – Genusschein (b)	9,827,072
4,237	u-blox Holding AG *	587,239
309,525	UBS Group AG (Registered) (b)	4,904,955
2,258	Zehnder Group AG	133,394
714	Zurich Insurance Group AG (b)	316,944

	Total Switzerland	26,275,011

	Taiwan — 4.7%
160,000	Acer Inc	114,915
21,788	Acter Group Corp Ltd	151,401
7,000	Advantech Co Ltd	74,676
1,000	Allied Supreme Corp	12,882
880,224	AmTRAN Technology Co Ltd	367,449
94,000	Asia Cement Corp	133,069
11,000	ASROCK Inc	34,493
1,356,672	Asustek Computer Inc	11,288,920
60,000	Aten International Co Ltd	153,864
323,000	AUO Corp *	176,367
2,780,000	Catcher Technology Co Ltd *	16,851,775
3,066,000	Cathay Financial Holding Co Ltd	4,460,497
410,673	Chailease Holding Co Ltd	2,636,811
225,490	Chicony Electronics Co Ltd	601,995
489,200	China Development Financial Holding Corp	213,728
10,000	China Motor Corp	15,214
755,000	China Steel Corp	715,035
1,219,000	Chipbond Technology Corp	2,275,153
13,000	ChipMOS Technologies Inc	15,149
1,000	Chlitina Holding Ltd	5,638
122,640	Chong Hong Construction Co Ltd	298,597
433,560	Chunghwa Telecom Co Ltd	1,720,404

See accompanying notes to the financial statements.	70

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
2,500	Chunghwa Telecom Co Ltd Sponsored ADR (b)	99,300
1,002,000	Compal Electronics Inc	746,054
106,000	Compeq Manufacturing Co Ltd	181,770
162,080	Coretronic Corp	332,371
28,000	Co-Tech Development Corp	39,230
26,000	CTCI Corp	38,352
39,080	Elan Microelectronics Corp	123,594
38,960	Elite Material Co Ltd	205,071
49,000	Elite Semiconductor Microelectronics Technology Inc	126,063
700,000	Evergreen Marine Corp Taiwan Ltd *	2,006,001
100,000	Far Eastern New Century Corp	107,156
552,000	Far EasTone Telecommunications Co Ltd	1,353,811
299,000	Farglory Land Development Co Ltd	625,069
520	Feng Hsin Steel Co Ltd	1,139
261,360	First Financial Holding Co Ltd	226,750
121,000	FIT Hon Teng Ltd *	17,944
81,709	FLEXium Interconnect Inc *	249,670
35,000	Formosa Advanced Technologies Co Ltd	44,357
41,000	Formosa Chemicals & Fibre Corp	92,111
10,000	Formosa International Hotels Corp	56,826
64,000	Formosa Petrochemical Corp	175,431
1,010,000	Formosa Plastics Corp	3,011,410
310,000	Foxconn Technology Co Ltd	512,525
3,743,903	Fubon Financial Holding Co Ltd	7,019,999
15,000	Gamania Digital Entertainment Co Ltd	29,770
48,000	Getac Technology Corp	74,709
109,000	Gigabyte Technology Co Ltd	304,014
5,000	Global Mixed Mode Technology Inc	24,291
913,000	Grand Pacific Petrochemical	560,730
944,160	HannStar Display Corp	367,089
83,899	Hiwin Technologies Corp	566,281
22,000	Holtek Semiconductor Inc	53,144
5,753,406	Hon Hai Precision Industry Co Ltd	20,486,607
222,000	Huaku Development Co Ltd	675,956
379,980	IEI Integration Corp	932,152
51,941	International Games System Co Ltd	633,309
1,000	King Slide Works Co Ltd	14,914
321,000	King’s Town Bank Co Ltd	370,275
154,000	Kung Long Batteries Industrial Co Ltd	711,861
76,000	Largan Precision Co Ltd	4,834,372
1,387,000	Lite-On Technology Corp	2,984,864
5,000	Lotes Co Ltd	118,541
24,000	Makalot Industrial Co Ltd	141,019
425,000	MediaTek Inc	9,195,608
371,714	Mercuries Life Insurance Co Ltd *	86,713
789,000	Micro-Star International Co Ltd	2,953,720
548,000	Mitac Holdings Corp	503,824
854,000	Nan Ya Plastics Corp	1,918,251
281,502	Nantex Industry Co Ltd	393,340
601,000	Nanya Technology Corp	1,043,811
6,000	Nien Made Enterprise Co Ltd	55,408
283,000	Novatek Microelectronics Corp	2,421,151

Shares	Description	Value ($)

	Taiwan — continued
57,000	Oneness Biotech Co Ltd *	551,820
66,000	Pegatron Corp	137,268
182,000	Phison Electronics Corp	1,850,103
2,226,566	Pou Chen Corp	2,109,208
4,000	Powertech Technology Inc	11,162
123,000	Primax Electronics Ltd	269,110
220,880	Quanta Computer Inc	572,611
250,263	Radiant Opto-Electronics Corp	822,395
7,000	Raydium Semiconductor Corp	62,983
17,000	Rexon Industrial Corp Ltd	19,063
1,691,400	Ruentex Development Co Ltd	3,487,753
710,000	Ruentex Industries Ltd	1,512,308
55,000	Shanghai Commercial & Savings Bank Ltd (The)	89,524
140,280	Shin Zu Shing Co Ltd	403,992
153,000	Shinkong Insurance Co Ltd	289,576
181,315	Silicon Motion Technology Corp	13,981,200
97,000	Simplo Technology Co Ltd	915,277
126,250	SinoPac Financial Holdings Co Ltd	71,573
33,360	Sitronix Technology Corp	206,260
10,000	Soft-World International Corp	25,314
303,000	Syncmold Enterprise Corp	674,614
67,000	Synnex Technology International Corp	122,126
147,000	T3EX Global Holdings Corp	376,832
25,311	Tah Hsin Industrial Corp	58,979
38,000	TaiDoc Technology Corp *	277,532
642,196	Taiwan Cement Corp	826,691
564,000	Taiwan Semiconductor Manufacturing Co Ltd	9,232,557
251,650	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	20,975,028
53,000	Taiwan Union Technology Corp	99,489
14,000	Test Research Inc	27,359
8,000	Thinking Electronic Industrial Co Ltd	37,377
122,699	TOPBI International Holdings Ltd *	48,989
6,000	Topco Scientific Co Ltd	32,046
296,000	Transcend Information Inc	641,335
215,000	Tripod Technology Corp	705,908
14,000	Tung Ho Steel Enterprise Corp	24,752
134,681	United Integrated Services Co Ltd	697,453
308,000	Universal Inc	283,476
22,000	Vanguard International Semiconductor Corp	53,186
66,000	Walsin Technology Corp	199,449
224,400	Wan Hai Lines Ltd	632,447
1,095,000	Winbond Electronics Corp	788,952
41,000	WPG Holdings Ltd	68,951
40,000	WT Microelectronics Co Ltd	84,355
7,000	Yageo Corp	74,867
3,260,000	Yang Ming Marine Transport Corp	8,351,378
272,000	Youngtek Electronics Corp	579,788
6,389,070	Yuanta Financial Holding Co Ltd	4,241,034
2,505	Yulon Finance Corp	13,245
7,000	Yulon Nissan Motor Co Ltd	47,645

71	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
39,000	Zhen Ding Technology Holding Ltd	144,736

	Total Taiwan	189,976,836

	Thailand — 0.7%
393,800	Advanced Info Service Pcl NVDR	2,071,826
5,829,700	AP Thailand Pcl NVDR	1,596,211
1,244,800	Bangkok Bank Pcl NVDR	4,666,966
771,400	Bangkok Dusit Medical Services Pcl NVDR	618,239
238,400	Central Retail Corp Pcl NVDR	264,257
147,600	CP ALL Pcl (Foreign Registered)	248,788
47,300	CP ALL Pcl NVDR	79,727
52,300	Kasikornbank Pcl (Foreign Registered)	219,681
1,603,600	Kasikornbank Pcl NVDR	6,735,754
342,200	Kiatnakin Phatra Bank Pcl NVDR	679,232
10,118,400	Krung Thai Bank Pcl NVDR	4,678,460
159,808	Pruksa Holding Pcl (Foreign Registered)	56,409
565,380	Pruksa Holding Pcl NVDR	199,568
639,300	PTT Exploration & Production Pcl NVDR	2,956,782
94,400	PTT Global Chemical Pcl NVDR	122,741
142,200	PTT Pcl NVDR	146,099
12,974,100	Sansiri Pcl NVDR	390,904
849,700	SC Asset Corp Pcl (Foreign Registered)	81,872
207,800	Somboon Advance Technology Pcl NVDR	110,969
842,500	Sri Trang Gloves Thailand Pcl NVDR	327,973
60,200	Thai Union Group Pcl NVDR	28,867
208,230	Thai Vegetable Oil Pcl NVDR	174,259

	Total Thailand	26,455,584

	Turkey — 0.5%
13,103,782	Akbank TAS	8,416,338
25,489	Aksa Akrilik Kimya Sanayii AS	77,119
387,882	Arcelik AS	1,494,521
102,676	Dogus Otomotiv Servis ve Ticaret AS	563,076
293,344	Enerjisa Enerji AS	275,194
23,817	Eregli Demir ve Celik Fabrikalari TAS	37,635
2,478,252	Haci Omer Sabanci Holding AS	3,461,981
120,016	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D	77,746
10,181	Koza Altin Isletmeleri AS	88,675
303,450	Koza Anadolu Metal Madencilik Isletmeleri AS *	451,275
22,026	Mavi Giyim Sanayi Ve Ticaret AS – Class B	84,654
1,685,118	Turkiye Garanti Bankasi AS	2,125,783
591,871	Turkiye Is Bankasi AS – Class C	256,383
76,508	Vestel Elektronik Sanayi ve Ticaret AS	125,188
7,180,879	Yapi ve Kredi Bankasi AS	2,774,703

	Total Turkey	20,310,271

	Ukraine — 0.0%
36,516	Kernel Holding SA	163,975

Shares	Description	Value ($)

	United Arab Emirates — 0.0%
277,206	Abu Dhabi National Oil Co for Distribution PJSC	334,947

	United Kingdom — 3.7%
342,595	3i Group Plc	4,822,466
15,686	AG Barr Plc	91,843
558,372	Airtel Africa Plc	857,220
18,756	Anglo American Plc	602,714
12,264	BAE Systems Plc (b)	110,451
16,165	Bank of Georgia Group Plc	375,412
1,195,940	Barratt Developments Plc	5,920,844
111,962	Bellway Plc	2,647,274
226,240	Berkeley Group Holdings Plc	9,577,434
818,517	BP Plc (b)	4,182,561
221,700	BP Plc Sponsored ADR (b)	6,837,228
65,056	British American Tobacco Plc (b)	2,605,672
127,700	British American Tobacco Plc Sponsored ADR (b)	5,114,385
5,753,916	BT Group Plc	10,065,327
58,840	Bunzl Plc (b)	1,951,379
95,377	Central Asia Metals Plc	253,944
751,192	Centrica Plc * (b)	658,845
5,464	Clarkson Plc (b)	190,973
345,271	Coca-Cola HBC AG *	7,878,856
554,102	Compass Group Plc (b)	11,919,318
3,537	Computacenter Plc (b)	101,324
107,096	Crest Nicholson Holdings Plc	291,056
1,869	DCC Plc	107,569
10,765	EMIS Group Plc (b)	235,478
30,601	Evraz Plc * (d)	728
1,254	Ferguson Plc	145,223
922,806	Ferrexpo Plc	1,587,329
938,236	Glencore Plc (b)	5,129,862
19,354	Grafton Group Plc	162,458
120,380	GSK Plc Sponsored ADR (b)	3,909,942
146,100	Haleon Plc ADR * (b)	873,678
180,667	Halfords Group Plc	273,121
67,041	IG Group Holdings Plc	636,218
134,144	Imperial Brands Plc (b)	2,950,073
349,595	Indivior Plc *	1,171,390
27,836	International Personal Finance Plc	32,353
325,455	Investec Plc	1,564,377
134,320	John Wood Group Plc *	201,097
11,440	Keller Group Plc	93,115
1,655,915	Kingfisher Plc	4,448,231
650,955	Legal & General Group Plc (b)	1,906,693
3,888,988	M&G Plc	8,825,803
41,349	Morgan Sindall Group Plc	825,522
4,063	Next Plc (b)	273,610
188,664	OSB Group Plc	1,202,867
21,878	Paragon Banking Group Plc	135,989
241,234	Persimmon Plc	4,127,780
80,113	Pets at Home Group Plc	294,335
171,628	Plus500 Ltd	3,382,110
80,654	Premier Foods Plc	100,926

See accompanying notes to the financial statements.	72

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
101,046	Redde Northgate Plc (b)	401,075
268,469	Redrow Plc	1,577,109
408,312	S4 Capital Plc *	627,562
250,108	Serica Energy Plc	1,082,712
530,506	Shell Plc (b)	14,041,454
101,487	Spirent Communications Plc	303,573
1,505,149	Taylor Wimpey Plc	1,888,261
8,168	TBC Bank Group Plc	168,169
54,111	Unilever Plc (c)	2,454,601
40,929	Unilever Plc (b) (c)	1,863,682
42,325	Vesuvius Plc	170,291
68,000	Vodafone Group Plc Sponsored ADR (b)	912,560
44,440	Wickes Group Plc	61,610
26,057	Wincanton Plc	102,249
217,950	WPP Plc (b)	1,877,214

	Total United Kingdom	149,186,525

	United States — 20.6%
199,300	Activision Blizzard, Inc. (b)	15,643,057
17,805	ADTRAN Holdings, Inc.	413,788
61,232	Aemetis, Inc. *	558,436
62,200	Aflac, Inc. (b)	3,695,924
31,100	AGCO Corp.	3,380,881
10,500	Akamai Technologies, Inc. * (b)	947,940
24,557	Alleghany Corp. *	20,656,857
131,100	Ally Financial, Inc. (b)	4,352,520
69,000	Ameresco, Inc. – Class A*	4,750,650
56,218	American Express Co. (b)	8,545,136
1,888,723	Anchor Hocking Holdings, Inc. (d)	1,680,963
6,600	AppLovin Corp. – Class A* (b)	162,558
25,100	Arch Capital Group Ltd. * (b)	1,147,572
59,100	Arrow Electronics, Inc. *	6,194,271
67,000	AT&T, Inc. (b)	1,175,180
60,300	Best Buy Co., Inc. (b)	4,262,607
28,800	Biogen, Inc. * (b)	5,626,944
10,200	Bio-Rad Laboratories, Inc. – Class A*	4,947,408
3,878	Booking Holdings, Inc. * (b)	7,274,391
331,045	BorgWarner, Inc.	12,480,396
78	Bristol-Myers Squibb Co. (b)	5,258
99,576	Bruin Blocker LLC (e)	57,226
6,200	California Resources Corp.	309,752
50,500	Capital One Financial Corp. (b)	5,343,910
22,011	CarMax, Inc. * (b)	1,946,653
144,100	Carrier Global Corp. (b)	5,637,192
71,300	CBRE Group, Inc. – Class A* (b)	5,629,848
79,100	Centene Corp. * (b)	7,098,434
552,061	Change Healthcare, Inc. * (b)	13,564,139
164,929	Chatham Lodging Trust (REIT) *	2,005,537
43,479	Chevron Corp. (b)	6,872,291
27,100	Cigna Corp. (b)	7,681,495
130,121	Citigroup, Inc. (b)	6,351,206
61	Citizens Financial Group, Inc.	2,237
319,900	Clean Energy Fuels Corp. *	2,149,728

Shares	Description	Value ($)

	United States — continued
314,900	Cleveland-Cliffs, Inc. *	5,438,323
77,400	Cognizant Technology Solutions Corp. – Class A (b)	4,889,358
150,300	Comcast Corp. – Class A (b)	5,439,357
118,361	Cowen, Inc. – Class A	4,550,980
58,700	CVS Health Corp. (b)	5,761,405
162,970	Darling Ingredients, Inc. * (b)	12,395,498
4,300	Deere & Co. (b)	1,570,575
55,400	Dell Technologies, Inc. – Class C (b)	2,121,266
53,800	Discover Financial Services (b)	5,406,362
273,600	DISH Network Corp. – Class A* (b)	4,746,960
78,000	DR Horton, Inc. (b)	5,549,700
296,431	Duke Realty Corp. (REIT) (b)	17,444,964
114,600	eBay, Inc. (b)	5,057,298
79,000	EOG Resources, Inc.	9,582,700
16,800	FedEx Corp. (b)	3,541,608
136,800	Fidelity National Financial, Inc. (b)	5,348,880
612,706	First Horizon Corp.	13,859,410
277,481	Flagstar Bancorp, Inc.	10,691,343
425,700	Ford Motor Co. (b)	6,487,668
32,700	Fortune Brands Home & Security, Inc.	2,008,761
46,600	Fox Corp. – Class A (b)	1,592,788
381,809	Fox Corp. – Class B (b)	12,072,801
217,900	Franklin Resources, Inc. (b)	5,680,653
71,000	Freeport-McMoRan, Inc. (b)	2,101,600
5,300	Garmin Ltd. (b)	468,997
147,300	General Motors Co. * (b)	5,628,333
102,500	Gilead Sciences, Inc. (b)	6,505,675
55,228	Global Payments, Inc. (b)	6,860,974
17,400	Goldman Sachs Group, Inc. (The) (b)	5,788,458
90,000	GrafTech International Ltd.	529,200
155,386	Green Plains, Inc. *	5,691,789
5,716	Gulfport Energy Corp. *	558,796
36,178	HEICO Corp.	4,434,699
6,100	Henry Schein, Inc. * (b)	447,801
33,800	Hess Corp.	4,082,364
53,572	Hilton Worldwide Holdings, Inc. (b)	6,822,930
192,900	HP, Inc. (b)	5,538,159
70,400	IAC, Inc. *	4,524,608
82,400	Incyte Corp. * (b)	5,803,432
149,300	Intel Corp. (b)	4,765,656
86,032	Intercontinental Exchange, Inc. (b)	8,676,327
54,400	International Business Machines Corp. (b)	6,987,680
229,200	Invesco Ltd.	3,774,924
45,800	Jazz Pharmaceuticals Plc *	7,109,076
404,200	Kinder Morgan, Inc.	7,404,944
47,300	Knight-Swift Transportation Holdings, Inc. (b)	2,389,123
1,145,000	Kosmos Energy Ltd. *	8,095,150
9,300	Kroger Co. (The) (b)	445,842
27,400	Laboratory Corp. of America Holdings (b)	6,172,398
5,422	Lam Research Corp. (b)	2,374,348
131,833	Las Vegas Sands Corp. * (b)	4,960,876
73,700	Lennar Corp. – Class A (b)	5,708,065

73	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
56,179	LHC Group, Inc. *	9,071,223
115,053	Liberty Broadband Corp. – Class C* (b)	11,700,890
286,040	Liberty Global Plc – Class A*	5,778,008
222,900	Liberty Global Plc – Class C*	4,749,999
106,300	Lincoln National Corp.	4,896,178
89,100	Livent Corp. *	2,867,238
28,000	LKQ Corp. (b)	1,490,160
501,100	Lumen Technologies, Inc. (b)	4,990,956
193,188	Lyft, Inc. – Class A* (b)	2,845,659
74,800	LyondellBasell Industries NV – Class A (b)	6,208,400
10,300	Marathon Oil Corp.	263,577
5,988	Markel Corp. *	7,150,331
34,800	Meta Platforms, Inc. – Class A* (b)	5,669,964
78,400	MetLife, Inc. (b)	5,043,472
127,192	Micron Technology, Inc. (b)	7,190,164
38,500	Mohawk Industries, Inc. *	4,248,860
130,700	Molson Coors Brewing Co. – Class B (b)	6,753,269
53,400	Mosaic Co. (The)	2,876,658
12,100	Netflix, Inc. * (b)	2,705,076
1,288,200	NII Holdings, Inc. (e)	450,870
112,300	NRG Energy, Inc. (b)	4,635,744
7,100	Nucor Corp. (b)	943,874
160	NVR, Inc. * (b)	662,410
74,500	Oracle Corp. (b)	5,524,175
197,600	Paramount Global – Class B (b)	4,621,864
48,276	Park Hotels & Resorts, Inc. (REIT)	675,864
71,100	PayPal Holdings, Inc. * (b)	6,643,584
755,227	Pershing Square Tontine Holdings Ltd. (e)	75,523
8,800	Pfizer, Inc. (b)	398,024
71,101	PNM Resources, Inc. (b)	3,372,320
13,300	PotlatchDeltic Corp. (REIT)	617,386
63,400	Prudential Financial, Inc. (b)	6,070,550
131,100	PulteGroup, Inc.	5,330,526
36,300	Quest Diagnostics, Inc. (b)	4,548,753
101,380	Raytheon Technologies Corp. (b)	9,098,855
11,100	Regeneron Pharmaceuticals, Inc. * (b)	6,449,766
225,710	Resolute Forest Products, Inc. * (c)	4,572,885
15,600	Resolute Forest Products, Inc. * (c)	315,718
42,264	Rogers Corp. *	10,587,977
173,988	Sensata Technologies Holding Plc	7,008,237
114,350	Skillsoft Corp. *	368,207
14,200	Skyworks Solutions, Inc. (b)	1,399,410
8,400	SolarEdge Technologies, Inc. * (b)	2,318,148
328,363	South Jersey Industries, Inc. (b)	11,115,088
298,457	Southeastern Grocers, Inc. * (d)	6,640,668
249,781	Sportsman’s Warehouse Holdings, Inc. *	1,988,257
28,200	SS&C Technologies Holdings, Inc. (b)	1,572,432
10,800	Stanley Black & Decker, Inc. (b)	951,480
70,200	Steel Dynamics, Inc.	5,666,544
143,252	Sunrun, Inc. *	4,731,614
402,186	Switch, Inc. – Class A (b)	13,654,215
166,000	Synchrony Financial (b)	5,436,500
1,507,100	Syncora Holdings Ltd. * (d)	15,071
42,200	TechnipFMC Plc *	345,196

Shares	Description	Value ($)

	United States — continued
854,940	TEGNA, Inc.	18,295,716
23,689	Tempur Sealy International, Inc.	592,462
203,852	Terminix Global Holdings, Inc. * (b)	8,694,288
78,500	Textron, Inc. (b)	4,896,830
5,869	TRU TAJ Liquidation Unit Trust/TRU TAJ Finance, Inc. (d)	59
160,204	TRU TAJ LLC/TRU TAJ Finance, Inc. (d)	780,994
83,500	Tyson Foods, Inc. – Class A (b)	6,294,230
725,929	Umpqua Holdings Corp.	12,877,980
4,400	United Parcel Service, Inc. – Class B (b)	855,844
50,700	Universal Health Services, Inc. – Class B (b)	4,960,488
178,423	US Bancorp (b)	8,137,873
119,300	Verizon Communications, Inc. (b)	4,987,933
19,300	Vertex Pharmaceuticals, Inc. * (b)	5,437,968
119,439	VF Corp. (b)	4,950,747
518,800	Viatris, Inc. (b)	4,954,540
80,202	VMware, Inc. – Class A (b)	9,305,838
127,400	Walgreens Boots Alliance, Inc. (b)	4,466,644
64,277	Warner Bros Discovery, Inc. * (b)	851,027
187,207	Wells Fargo & Co. (b)	8,182,818
329,600	Western Union Co. (The) (b)	4,884,672
106,700	Western Digital Corp. *	4,509,142
9,100	Westlake Corp. (b)	897,533
107,060	Westmoreland Mining Holdings (e)	26,765
30,300	Whirlpool Corp.	4,744,980
31,987	Willis Towers Watson Plc (b)	6,615,871
99,222	Zogenix, Inc. (e)	74,417
57,500	Zoom Video Communications, Inc. – Class A* (b)	4,623,000

	Total United States	829,651,743

	Vietnam — 0.1%
11,000	PetroVietnam Nhon Trach 2 Power JSC	12,790
35,000	Pha Lai Thermal Power JSC	27,125
1,415,900	Vietnam Joint Stock Commercial Bank for Industry and Trade	1,701,957

	Total Vietnam	1,741,872

	TOTAL COMMON STOCKS (COST $3,717,102,989)	3,050,104,321

	PREFERRED STOCKS (g) —1.7%

	Brazil — 1.1%
74,400	Alpargatas SA	295,174
2,157,978	Bradespar SA	9,080,067
1,220,890	Cia Energetica de Minas Gerais	2,839,606
255,150	Cia Energetica de Minas Gerais Sponsored ADR (b)	602,154
3,738,100	Cia Paranaense de Energia – Class B	5,008,180
206,400	Gerdau SA	925,198
234,500	Itau Unibanco Holding SA	1,163,395
5,100	Itausa SA	8,970
1,805,100	Petroleo Brasileiro SA	11,529,962
821,400	Petroleo Brasileiro SA Sponsored ADR (b)	10,464,636

See accompanying notes to the financial statements.	74

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
5,000	Unipar Carbocloro SA – Class B	98,512

	Total Brazil	42,015,854

	Chile — 0.1%
34,984	Embotelladora Andina SA – Class B	71,678
2,404	Sociedad Quimica y Minera de Chile SA – Class B	240,338
25,500	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,541,840

	Total Chile	2,853,856

	Colombia — 0.0%
115,614	Grupo Aval Acciones y Valores SA	17,359

	Germany — 0.1%
51,749	Bayerische Motoren Werke AG	3,597,804
7,473	Draegerwerk AG & Co KGaA	353,571
6,867	Henkel AG & Co KGaA (b)	443,152
3,461	Villeroy & Boch AG	65,336
5,493	Volkswagen AG (b)	781,320

	Total Germany	5,241,183

	Russia — 0.0%
15,222	Bashneft PJSC (d)	12,743
79,750	Nizhnekamskneftekhim PJSC (d)	7,182
49,530	Sberbank of Russia PJSC * (d) (f)	7,293
20,862,000	Surgutneftegas PJSC (d)	693,781
12,313	Tatneft PJSC (d)	5,906
337	Transneft PJSC (d)	39,214

	Total Russia	766,119

	South Korea — 0.3%
15,737	LG Electronics Inc	552,543
277,666	Samsung Electronics Co Ltd	11,232,188
1,457	Samsung Electronics Co Ltd GDR (Registered)	1,477,091

	Total South Korea	13,261,822

	Taiwan — 0.0%
97,864	Chailease Holding Co Ltd	319,880
368,832	China Development Financial Holding Corp	102,659

	Total Taiwan	422,539

	United States — 0.1%
39	Gulfport Energy Corp. (e)	261,300
2,313	Murray Energy Corp. (d)	1,364,670

	Total United States	1,625,970

	TOTAL PREFERRED STOCKS (COST $78,112,655)	66,204,702

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%
	222,285	Clementia Pharmaceuticals Inc (e)	277,856

		United States — 0.0%
	408,963	Bristol-Myers Squibb Co. CVR * (e)	756,582

		TOTAL RIGHTS/WARRANTS (COST $1,183,901)	1,034,438

		INVESTMENT FUNDS — 0.4%

		United States — 0.4%
	3,927,656	Altaba, Inc. (e)	14,728,710

		TOTAL INVESTMENT FUNDS (COST $10,638,061)	14,728,710

		DEBT OBLIGATIONS — 34.0%

		Austria — 0.0%
		Corporate Debt — 0.0%
EUR	900,000	ams-OSRAM AG, Reg S, 2.13%, due 11/03/27	639,495

		Canada — 0.1%
		Corporate Debt — 0.1%
	4,539,000	Bombardier Inc, 144A, 7.88%, due 04/15/27	4,346,319

		China — 0.0%
		Corporate Debt — 0.0%
	6,630,000	Scenery Journey Ltd, Reg S, 11.50%, due 10/24/22 (h)	298,350
	709,000	Scenery Journey Ltd, Reg S, 13.00%, due 11/06/22 (h)	31,905
	2,130,000	Scenery Journey Ltd, Reg S, 12.00%, due 10/24/23 (h)	95,850

		Total China	426,105

		Israel — 0.1%
		Corporate Debt — 0.1%
	5,496,000	Teva Pharmaceutical Finance Co LLC, 6.15%, due 02/01/36	4,978,346

		Macau — 0.1%
		Corporate Debt — 0.1%
	1,120,000	Wynn Macau Ltd, 144A, 5.50%, due 10/01/27	803,600
	3,361,000	Wynn Macau Ltd, 144A, 5.63%, due 08/26/28	2,352,700

		Total Macau	3,156,300

75	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		Netherlands — 0.0%

		Corporate Debt — 0.0%
EUR	490,150	Evander Gold Mines Ltd, Variable Rate, 1.00%, due 04/19/26 (d)	49

		Ukraine — 0.0%

		Corporate Debt — 0.0%
	319,000	MHP Lux SA, 144A, 6.95%, due 04/03/26 (e) (h)	143,610
	1,740,000	MHP Lux SA, Reg S, 6.25%, due 09/19/29 (e) (h)	756,900
	814,000	MHP SE, Reg S, 7.75%, due 05/10/24 (e) (h)	370,370

		Total Ukraine	1,270,880

		United States — 33.7%

		Asset-Backed Securities — 0.1%
	4,136,037	Alaska Airlines Pass-Through Trust, Class B, 144A, 8.00%, due 02/15/27	4,183,697
	7,063,382	Crest G-Star LP, Class D, 144A, 9.00%, due 11/28/35 (h)	7
	460,968	JetBlue Pass-Through Trust, Class B, 7.75%, due 05/15/30	453,715

		Total Asset-Backed Securities	4,637,419

		Bank Loans — 0.5%
	815,723	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, Variable Rate, 1 mo. LIBOR plus 13.00%, 15.44%, due 09/16/25 (e)	823,880
	1,900,643	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 2 mo. LIBOR plus 3.75%, 6.56%, due 10/10/25 (e)	532,180
	2,435,339	Frontier Communications Corp., 2021 DIP Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.75%, 6.06%, due 05/01/28 (e)	2,350,101
	8,302,716	Gibson Brands, Inc., 2021 Term Loan, Variable Rate, 1 mo. LIBOR plus 5.00%, 7.39%, due 08/11/28 (e)	7,223,363
	4,015,517	Quorum Health Corporation, 2020 Term Loan, Variable Rate, 3 mo. LIBOR plus 8.25%, 10.60%, due 04/29/25 (e)	2,569,931
	4,904,722	SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, Variable Rate, 1 mo. LIBOR plus 3.00%, 5.56%, due 08/25/28 (e)	4,814,819

		Total Bank Loans	18,314,274

		Corporate Debt — 2.8%
	1,200,635	American Airlines Pass-Through Trust – Class B, 4.38%, due 04/01/24	1,199,078
	1,777,780	American Airlines Pass-Through Trust – Class B, 3.70%, due 11/01/24	1,710,235
	4,898,867	American Airlines Pass-Through Trust – Class B, 4.40%, due 03/22/25	4,712,350
	2,122,731	American Airlines Pass-Through Trust – Class B, 5.25%, due 07/15/25	1,971,335
	2,635,236	American Airlines Pass-Through Trust – Class B, 4.95%, due 08/15/26	2,428,969

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued
3,525,805	American Airlines Pass-Through Trust – Class B, 3.70%, due 04/15/27	3,116,810
2,697,104	American Airlines Pass-Through Trust – Class B, 3.75%, due 04/15/27	2,339,147
2,447,721	American Airlines Pass-Through Trust – Class B, 3.85%, due 08/15/29	2,032,085
1,759,925	American Airlines Pass-Through Trust – Class B, 144A, 4.38%, due 12/15/25	1,635,783
1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,080,697
1,188,000	Bath & Body Works, Inc., 6.88%, due 11/01/35	1,037,071
2,963,000	Boeing Co. (The), 5.93%, due 05/01/60	2,829,604
3,799,000	Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, Variable Rate, 5.25%, due 06/21/24 (e)	3,453,937
1,505,000	Carnival Corp., 6.65%, due 01/15/28	1,079,236
4,751,000	Carnival Corp., 144A, 7.63%, due 03/01/26	4,044,764
4,765,000	CEC Entertainment LLC, 144A, 6.75%, due 05/01/26	4,336,150
7,850,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, due 10/01/28	7,681,586
768,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	686,974
4,856,000	Dave & Buster’s, Inc., 144A, 7.63%, due 11/01/25	4,886,133
2,010,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	1,575,086
1,818,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,309,763
1,565,000	EnLink Midstream Partners LP, 5.45%, due 06/01/47	1,195,269
1,400,000	Esc Cb Gulfport Energy, 6.38%, due 01/15/26 (d) (h)	140
1,340,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,333,570
290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	264,887
890,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	822,516
330,563	Frontier Communications Holdings LLC, 5.88%, due 11/01/29	269,822
7,923,000	Frontier Communications Holdings LLC, 144A, 6.00%, due 01/15/30	6,528,710
860,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 02/10/25	808,635
2,461,000	GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A, 7.00%, due 08/15/28	1,563,309
4,040,000	Guitar Center, Inc., 144A, 8.50%, due 01/15/26	3,737,000
18,156	Gulfport Energy Corp., 8.00%, due 05/17/26	18,277
2,534,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 12/31/99	2,166,022

See accompanying notes to the financial statements.	76

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued
4,820,000	LD Holdings Group LLC, 144A, 6.50%, due 11/01/25	2,769,379
2,615,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	2,286,300
8,344,000	NCL Finance Ltd., 144A, 6.13%, due 03/15/28	6,479,033
1,540,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 4.63%, due 03/15/30	1,284,814
1,454,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,412,565
2,170,969	Peloton Interactive, Inc., Variable Rate, 0.00, due 05/25/27 (e)	2,132,977
1,076,000	Penn Virginia Holdings LLC, 144A, 9.25%, due 08/15/26	1,056,417
2,986,000	Redfin Corp., 0.00, due 10/15/25	1,896,934
6,282,000	Rithm Capital Corp., 144A, 6.25%, due 10/15/25	5,572,511
3,851,000	Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	3,277,201
2,967,000	SeaWorld Parks & Entertainment, Inc., 144A, 8.75%, due 05/01/25	3,066,764
2,000,000	Tempur Sealy International, Inc., 144A, 3.88%, due 10/15/31	1,538,955
1,260,370	TGP Holdings III LLC, Variable Rate, 4.00%, due 06/29/28 (e)	1,009,556
166,188	TGP Holdings III LLC, Variable Rate, 4.00%, due 06/29/28 (e)	133,117
1,252,000	Townsquare Media, Inc., 144A, 6.88%, due 02/01/26	1,171,346
1,846,000	United Wholesale Mortgage LLC, 144A, 5.75%, due 06/15/27	1,520,448
1,680,000	Wayfair, Inc., 0.63%, due 10/01/25	1,182,366
2,278,000	XHR LP, 144A, 4.88%, due 06/01/29	1,978,540

	Total Corporate Debt	113,624,173

	U.S. Government — 30.3%
372,100,000	U.S. Treasury Note, 0.13%, due 02/28/23	366,387,684
246,150,000	U.S. Treasury Note, 0.13%, due 04/30/23	240,986,620
205,000,000	U.S. Treasury Note, 0.13%, due 06/30/23 (b)	199,466,601
100,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	97,000,000
88,450,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 10/31/23	88,518,705
175,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 2.83%, due 04/30/24 (b)	174,622,653
52,105,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24 (b)	52,035,956

	Total U.S. Government	1,219,018,219

	Total United States	1,355,594,085

	TOTAL DEBT OBLIGATIONS (COST $1,406,857,175)	1,370,411,579

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.5%

	United States — 0.5%
	Affiliated Issuers — 0.5%
4,096,829	GMO U.S. Treasury Fund	20,443,175

	TOTAL MUTUAL FUNDS (COST $20,521,894)	20,443,175

	SHORT-TERM INVESTMENTS — 7.5%

	Money Market Funds — 0.4%
15,576,711	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (i)	15,576,711
218,243	State Street U.S. Treasury Liquidity Fund – Class D Shares, 2.04% (j)	218,243

	Total Money Market Funds	15,794,954

	Repurchase Agreements — 6.4%
260,038,590	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/22, maturing on 09/01/22 with a maturity value of $260,054,842 and an effective yield of 2.25%, collateralized by a U.S. Treasury Note with maturity date 02/15/28 and a market value of $265,345,500.	260,038,590

	U.S. Government — 0.5%
1,074,000	U.S. Treasury Bill, 2.64%, due 11/03/22 (b) (j) (k)	1,069,056
2,100,000	U.S. Treasury Bill, 3.21%, due 02/02/23 (j) (k)	2,071,725
16,300,000	U.S. Treasury Bill, 3.10%, due 05/18/23 (b) (j) (k)	15,946,726

	Total U.S. Government	19,087,507

	U.S. Government Agency — 0.2%
7,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 2.36%, due 11/10/22	7,500,485

	TOTAL SHORT-TERM INVESTMENTS (COST $302,546,665)	302,421,536

77	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Description		Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Puts — 0.0%
VMware, Inc.		110.00	10/21/22	399	USD 4,629,597	85,785

	TOTAL PURCHASED OPTIONS (COST $72,241)					85,785

	TOTAL INVESTMENTS — 119.8% (Cost $5,537,035,581)					4,825,434,246

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (21.4)%

	Common Stocks — (21.1)%

	Australia — (0.5)%
(750,061)	APA Group	(5,656,077)
(85,625)	ASX Ltd	(4,558,013)
(17,104)	Cochlear Ltd	(2,489,948)
(16,326)	Domino’s Pizza Enterprises Ltd	(703,685)
(64,267)	IDP Education Ltd	(1,265,198)
(1,578,229)	Qantas Airways Ltd*	(5,671,725)

	Total Australia	(20,344,646)

	Austria — (0.2)%
(66,438)	Verbund AG	(6,348,659)

	Belgium — (0.1)%
(104,741)	Anheuser-Busch InBev SA/NV	(5,058,416)

	Canada — (1.1)%
(9,900)	Agnico Eagle Mines Ltd	(407,979)
(216,100)	Algonquin Power & Utilities Corp	(2,962,731)
(253,700)	AltaGas Ltd	(5,470,578)
(140,500)	Brookfield Renewable Corp – Class A	(5,393,795)
(145,100)	Enbridge Inc	(5,981,022)
(41,700)	Franco-Nevada Corp	(5,012,340)
(232,700)	Pan American Silver Corp	(3,462,576)
(179,400)	Pembina Pipeline Corp	(6,336,408)
(105,800)	Restaurant Brands International Inc	(6,242,200)
(19,600)	Ritchie Bros Auctioneers Inc	(1,359,064)

	Total Canada	(42,628,693)

	Finland — (0.0)%
(5,253)	Elisa Oyj	(280,921)

	France — (0.7)%
(189,085)	Accor SA*	(4,509,898)
(40,185)	Aeroports de Paris*	(5,502,544)
(356,005)	Getlink SE	(6,703,942)
(4,447)	Hermes International	(5,695,563)
(4,669)	Sartorius Stedim Biotech	(1,707,740)
(35,201)	Ubisoft Entertainment SA*	(1,623,296)
(24,240)	Wendel SE	(1,904,586)

	Total France	(27,647,569)

Shares	Description	Value ($)

	Germany — (0.7)%
(132,024)	Delivery Hero SE*	(5,479,156)
(7,606)	MTU Aero Engines AG	(1,341,412)
(54,477)	Puma SE	(3,329,829)
(30,458)	QIAGEN NV*	(1,381,468)
(4,690)	Rational AG	(2,529,603)
(28,186)	Scout24 SE	(1,623,881)
(51,520)	Symrise AG – Class A	(5,390,753)
(2,420,312)	Telefonica Deutschland Holding AG	(6,282,993)
(42,647)	Zalando SE*	(987,400)

	Total Germany	(28,346,495)

	Israel — (0.2)%
(40,600)	CyberArk Software Ltd*	(5,857,768)
(34,100)	Kornit Digital Ltd*	(1,059,828)
(18,400)	Wix.com Ltd*	(1,164,536)

	Total Israel	(8,082,132)

	Italy — (0.5)%
(143,236)	Amplifon SPA	(3,732,861)
(26,610)	Ferrari NV	(5,136,857)
(437,456)	FinecoBank Banca Fineco SPA	(4,729,903)
(499,261)	Infrastrutture Wireless Italiane SPA	(4,627,106)

	Total Italy	(18,226,727)

	Japan — (2.3)%
(178,100)	Aeon Co Ltd	(3,473,972)
(267,300)	ANA Holdings Inc*	(5,139,203)
(211,000)	Asahi Intecc Co Ltd	(3,753,180)
(58,700)	East Japan Railway Co	(3,040,463)
(1,400)	Fast Retailing Co Ltd	(818,624)
(62,500)	GMO Payment Gateway Inc	(4,956,516)
(283,400)	Japan Airlines Co Ltd*	(5,183,478)
(114,000)	Japan Exchange Group Inc	(1,698,852)
(94,900)	Keio Corp	(3,610,977)
(31,600)	Keisei Electric Railway Co Ltd	(881,523)
(53,800)	Kintetsu Group Holdings Co Ltd	(1,826,870)
(41,600)	Lasertec Corp	(5,759,413)
(19,900)	LIXIL Corp	(346,050)
(190,800)	M3 Inc	(6,111,677)
(369,300)	MonotaRO Co Ltd	(6,626,085)
(51,600)	Nidec Corp	(3,427,890)
(274,600)	Nihon M&A Center Inc	(3,403,185)

See accompanying notes to the financial statements.	78

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
(496,300)	Nippon Paint Holdings Co Ltd	(3,827,634)
(43,800)	Nissin Foods Holdings Co Ltd	(3,133,732)
(252,400)	Odakyu Electric Railway Co Ltd	(3,448,047)
(39,500)	ORIENTAL LAND CO LTD	(5,888,954)
(1,033,200)	Rakuten Group Inc	(5,014,387)
(33,600)	Shiseido Co Ltd	(1,269,200)
(106,600)	Tobu Railway Co Ltd	(2,518,544)
(252,700)	Tokyu Corp	(3,004,033)
(143,700)	West Japan Railway Co	(5,592,571)

	Total Japan	(93,755,060)

	Netherlands — (0.4)%
(3,904)	Adyen NV*	(6,024,436)
(20,067)	IMCD NV	(2,768,359)
(171,659)	Just Eat Takeaway.com NV*	(2,855,624)
(244,322)	Universal Music Group NV	(4,851,734)

	Total Netherlands	(16,500,153)

	New Zealand — (0.1)%
(90,042)	Xero Ltd*	(5,297,091)

	Norway — (0.1)%
(150,302)	Aker BP ASA	(5,265,204)

	Peru — (0.1)%
(72,955)	Southern Copper Corp	(3,433,992)

	Singapore — (0.2)%
(129,100)	City Developments Ltd	(749,581)
(1,198,200)	Singapore Airlines Ltd*	(4,549,389)
(551,700)	Singapore Exchange Ltd	(3,743,842)

	Total Singapore	(9,042,812)

	South Africa — (0.2)%
(839,985)	Gold Fields Ltd – Sponsored ADR	(6,795,479)

	Spain — (0.3)%
(11,508)	Aena SME SA*	(1,413,432)
(136,545)	Cellnex Telecom SA	(5,317,433)
(267,241)	Ferrovial SA	(6,701,039)

	Total Spain	(13,431,904)

	Sweden — (0.2)%
(476,380)	Embracer Group AB – Class B*	(2,955,683)
(53,578)	Evolution AB	(4,286,415)

	Total Sweden	(7,242,098)

	Switzerland — (0.3)%
(9)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(980,045)
(5,138)	Partners Group Holding AG	(4,959,472)
(3,010)	Sika AG (Registered)	(677,234)

Shares	Description	Value ($)

	Switzerland — continued
(34,485)	Straumann Holding AG (Registered)	(3,778,961)

	Total Switzerland	(10,395,712)

	United Kingdom — (1.2)%
(62,143)	Admiral Group Plc	(1,528,643)
(806,909)	Auto Trader Group Plc	(6,092,711)
(15,650)	Croda International Plc	(1,219,838)
(72,265)	Halma Plc	(1,738,331)
(380,565)	Hargreaves Lansdown Plc	(3,602,876)
(950,082)	Informa Plc*	(6,010,829)
(52,123)	InterContinental Hotels Group Plc	(2,829,558)
(173,082)	Land Securities Group Plc (REIT)	(1,305,455)
(70,480)	London Stock Exchange Group Plc	(6,611,132)
(560,673)	Ocado Group Plc*	(4,711,965)
(74,987)	Prudential Plc	(787,001)
(1,082,353)	Rentokil Initial Plc	(6,536,840)
(5,297,070)	Rolls-Royce Holdings Plc*	(4,720,846)
(18,182)	Spirax-Sarco Engineering Plc	(2,219,593)

	Total United Kingdom	(49,915,618)

	United States — (11.7)%
(246,100)	AES Corp. (The)	(6,263,245)
(23,762)	Albertsons Cos., Inc. – Class A	(653,693)
(31,900)	Alnylam Pharmaceuticals, Inc.*	(6,592,773)
(108,700)	Altria Group, Inc.	(4,904,544)
(13,700)	American Tower Corp. (REIT)	(3,480,485)
(44,539)	Aon Plc – Class A	(12,437,961)
(145,300)	Aramark	(5,188,663)
(34,300)	Arthur J Gallagher & Co.	(6,227,851)
(23,600)	Autodesk, Inc.*	(4,761,064)
(45,600)	Bill.Com Holdings, Inc.*	(7,381,728)
(47,200)	BioMarin Pharmaceutical, Inc.*	(4,210,240)
(14,900)	Bio-Techne Corp.	(4,943,969)
(39,200)	Boeing Co. (The)*	(6,281,800)
(16,739)	Broadcom, Inc.	(8,354,602)
(27,700)	Burlington Stores, Inc.*	(3,883,263)
(121,300)	Caesars Entertainment, Inc.*	(5,230,456)
(12,300)	Carnival Corp.*	(116,358)
(133,300)	Carvana Co. – Class A*	(4,397,567)
(38,100)	Catalent, Inc.*	(3,352,800)
(105,900)	Ceridian HCM Holding, Inc.*	(6,315,876)
(28,244)	Charter Communications, Inc. – Class A*	(11,654,322)
(4,200)	Chipotle Mexican Grill, Inc. – Class A*	(6,706,560)
(228,500)	Clarivate Plc*	(2,666,595)
(84,900)	Cloudflare, Inc. – Class A*	(5,312,193)
(28,000)	CME Group, Inc.	(5,477,080)
(432,510)	Columbia Banking System, Inc.	(12,953,675)
(90,600)	Coupa Software, Inc.*	(5,291,040)
(19,400)	Crown Castle, Inc. (REIT)	(3,314,102)
(12,400)	Delta Air Lines, Inc.*	(385,268)
(73,200)	Dexcom, Inc.*	(6,017,772)
(40,500)	Diamondback Energy, Inc.	(5,397,840)
(41,100)	DocuSign, Inc. – Class A*	(2,392,842)

79	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments—(Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(56,800)	Dominion Energy, Inc.	(4,646,240)
(14,700)	Dynatrace, Inc.*	(561,246)
(3,600)	Equinix, Inc. (REIT)	(2,366,532)
(43,800)	Equity LifeStyle Properties, Inc. (REIT)	(3,070,380)
(129,300)	Exact Sciences Corp.*	(4,596,615)
(92,900)	Fastenal Co.	(4,675,657)
(93,500)	Fortinet, Inc.*	(4,552,515)
(184,911)	Fox Corp. – Class A	(6,320,258)
(14,100)	Gartner, Inc.*	(4,023,012)
(1)	Goldman Sachs Group, Inc. (The)	(333)
(65,600)	Guidewire Software, Inc.*	(4,704,176)
(29,158)	HEICO Corp.	(4,440,763)
(29,700)	Hess Corp.	(3,587,166)
(16,500)	HubSpot, Inc.*	(5,561,160)
(13,500)	IDEXX Laboratories, Inc.*	(4,692,870)
(73,400)	Ingersoll Rand, Inc.	(3,476,958)
(26,200)	Insulet Corp.*	(6,693,314)
(29,500)	IQVIA Holdings, Inc.*	(6,273,470)
(68,700)	Iron Mountain, Inc. (REIT)	(3,614,307)
(14,600)	Kroger Co.	(699,924)
(170,920)	Liberty Global Plc – Class C*	(3,642,305)
(109,100)	Liberty Media Corp.-Liberty Formula One – Class C*	(6,947,488)
(19,300)	Linde Plc*	(5,459,198)
(63,500)	Live Nation Entertainment, Inc.*	(5,737,860)
(3)	M&T Bank Corp.	(545)
(20,800)	MarketAxess Holdings, Inc.	(5,170,672)
(28,600)	Marriott International, Inc. – Class A	(4,396,964)
(30,643)	MaxLinear, Inc.*	(1,101,003)
(19,500)	MongoDB, Inc. – Class A*	(6,295,770)
(8,800)	Monolithic Power Systems, Inc.	(3,987,984)
(9,300)	Moody’s Corp.	(2,646,036)
(12,800)	MSCI, Inc. – Class A	(5,750,272)
(1,114,114)	New York Community Bancorp, Inc.	(10,907,176)
(174,800)	NiSource, Inc.	(5,158,348)
(83,000)	Novocure Ltd.*	(6,816,790)
(58,800)	Okta, Inc.*	(5,374,320)
(86,000)	ONEOK, Inc.	(5,265,780)
(198,300)	Palantir Technologies, Inc. – Class A*	(1,530,876)
(11,300)	Palo Alto Networks, Inc.*	(6,291,953)
(45,800)	Paychex, Inc.	(5,648,972)
(96,100)	Peloton Interactive, Inc. – Class A*	(979,259)
(60,700)	Philip Morris International, Inc.	(5,796,243)
(140,806)	Prologis, Inc. (REIT)	(17,531,755)
(2,100)	PTC, Inc.*	(241,269)
(1,800)	Public Storage (REIT)	(595,494)
(15,500)	RingCentral, Inc. – Class A*	(667,120)
(110,800)	ROBLOX Corp. – Class A*	(4,333,388)
(57,100)	Roku, Inc.*	(3,882,800)
(152,750)	Rollins, Inc.	(5,156,840)
(135,200)	Royal Caribbean Cruises Ltd.*	(5,522,920)
(1,500)	S&P Global, Inc.	(528,270)
(39,500)	Seagen, Inc.*	(6,094,455)

Shares / Par Value†	Description	Value ($)

	United States — continued
(12,400)	ServiceNow, Inc.*	(5,389,288)
(18,600)	Sherwin-Williams Co. (The)	(4,317,060)
(25,700)	Simon Property Group, Inc. (REIT)	(2,620,886)
(182,800)	Snap, Inc. – Class A*	(1,988,864)
(15,300)	Starbucks Corp.	(1,286,271)
(64,400)	Sysco Corp.	(5,294,968)
(126,000)	Teladoc Health, Inc.*	(3,913,560)
(27,000)	Tesla, Inc.*	(7,441,470)
(7,800)	TransDigm Group, Inc.*	(4,683,042)
(56,100)	Twilio, Inc. – Class A*	(3,903,438)
(161,100)	Uber Technologies, Inc.*	(4,633,236)
(63,700)	UDR, Inc. (REIT)	(2,858,219)
(22,800)	Vail Resorts, Inc.	(5,122,704)
(27,300)	Wayfair, Inc. – Class A*	(1,438,983)
(215,600)	Williams Cos, Inc. (The)	(7,336,868)
(67,749)	Zillow Group, Inc. – Class C*	(2,266,882)
(9,100)	Zoetis, Inc.	(1,424,423)
(34,100)	Zscaler, Inc.*	(5,430,084)

	Total United States	(471,915,494)

	TOTAL COMMON STOCKS (PROCEEDS $1,024,287,380)	(849,954,875)

	PREFERRED STOCKS (g) — (0.2)%

	Germany — (0.2)%

(14,744)	Sartorius AG	(6,142,721)

	TOTAL PREFERRED STOCKS (PROCEEDS $6,028,725)	(6,142,721)

	DEBT OBLIGATIONS — (0.1)%

	China — (0.1)%

	Corporate Debt — (0.1)%

(2,500,000)	Huarong Finance 2019 Co. Ltd, 3.75%, due 05/29/24	(2,325,238)

(2,500,000)	Huarong Finance 2019 Co. Ltd, 5.50%, due 01/16/25	(2,346,506)

	Total China	(4,671,744)

	United States — (0.0)%

	Corporate Debt — (0.0)%

(1,447,000)	Brand Industrial Services, Inc., 8.50%, due 07/15/25	(1,144,231)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $6,002,177)	(5,815,975)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,036,318,282)	(861,913,571)

	Other Assets and Liabilities (net) — 2.0%	64,925,504

	TOTAL NET ASSETS — 100.0%	$4,028,446,179

See accompanying notes to the financial statements.	80

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2022
Alrosa PJSC	12/06/17	$15,372,968	0.0%	$857,392
Magnitogorsk Iron & Steel Works PJSC	06/16/21	3,780,889	0.0%	142,166
Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	10/11/17	1,033,976	0.0%	51,275
PhosAgro PJSC GDR	10/15/21	2,792	0.0%	359
Sberbank of Russia PJSC	09/09/20	29,636,901	0.0%	1,243,855
Sberbank of Russia PJSC	01/10/22	183,324	0.0%	7,293
VTB Bank PJSC	01/09/20	587,690	0.0%	16,699

				$2,319,039

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/09/2022	JPM	AUD	10,410,000	USD	7,171,642	41,852
09/09/2022	BOA	CAD	8,871,768	USD	6,865,741	110,869
10/03/2022	DB	CAD	11,969,490	USD	9,340,299	228,851
09/09/2022	MSCI	CAD	1,791,437	USD	1,386,136	22,155
09/19/2022	MSCI	CAD	1,806,246	USD	1,403,450	28,319
10/24/2022	MSCI	CAD	10,757,977	USD	8,318,415	129,808
09/09/2022	SSB	CAD	26,845,021	USD	21,397,411	957,891
09/16/2022	JPM	CHF	11,260,000	USD	11,866,017	334,403
09/30/2022	UBSA	CHF	30,561,281	USD	31,887,714	553,235
09/16/2022	MSCI	CLP	3,040,274,000	USD	3,429,912	46,685
09/16/2022	JPM	COP	27,360,000,000	USD	6,772,336	608,076
11/18/2022	JPM	CZK	115,511,617	USD	4,734,898	39,795
11/18/2022	MSCI	CZK	22,200,000	USD	916,432	14,087
09/30/2022	BCLY	EUR	9,890,000	USD	10,157,934	200,714
09/30/2022	DB	EUR	30,490,000	USD	32,335,262	1,638,026
09/30/2022	JPM	EUR	3,923,117	USD	3,995,984	46,202
09/30/2022	SSB	EUR	2,388,877	USD	2,447,098	41,984
10/18/2022	SSB	EUR	672,400	USD	677,944	136
09/30/2022	UBSA	EUR	6,141,076	USD	6,301,380	118,564
09/21/2022	BOA	GBP	3,210,000	USD	3,845,491	115,104
09/21/2022	BCLY	GBP	2,210,000	USD	2,618,739	50,466
09/21/2022	JPM	GBP	5,170,000	USD	6,275,164	267,032
10/18/2022	MSCI	GBP	9,913,136	USD	11,945,924	419,475
09/19/2022	UBSA	GBP	13,523,961	USD	15,999,942	284,149
11/30/2022	JPM	ILS	10,437,392	USD	3,224,453	76,057
11/30/2022	MSCI	ILS	2,400,000	USD	727,395	3,446
09/13/2022	BCLY	JPY	694,595,191	USD	5,280,671	276,842
10/11/2022	BCLY	JPY	225,908,306	USD	1,655,582	24,293
10/11/2022	JPM	JPY	852,302,626	USD	6,338,920	184,422
10/11/2022	MSCI	JPY	726,784,291	USD	5,387,172	139,046
10/11/2022	UBSA	JPY	458,671,698	USD	3,468,044	155,965

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/04/2022	MSCI	KRW	1,320,418,559	USD	1,011,005	26,750
11/30/2022	MSCI	NZD	65,250,000	USD	40,521,555	604,858
09/19/2022	SSB	NZD	4,736,376	USD	2,900,245	2,454
09/02/2022	BCLY	PHP	221,626,450	USD	3,990,494	43,803
10/03/2022	BCLY	PHP	284,126,450	USD	5,045,665	2,150
09/02/2022	CITI	PHP	62,500,000	USD	1,117,888	4,897
10/19/2022	DB	PLN	6,200,000	USD	1,332,002	23,247
10/19/2022	MSCI	PLN	7,450,000	USD	1,600,989	28,372
09/30/2022	BOA	RON	3,350,000	USD	694,036	1,718
09/21/2022	BOA	SGD	1,100,000	USD	799,462	12,256
09/21/2022	JPM	SGD	860,000	USD	618,783	3,332
09/21/2022	MSCI	SGD	6,696,457	USD	4,816,742	24,483
11/18/2022	BCLY	THB	284,398,956	USD	8,059,333	221,375
09/12/2022	BCLY	TWD	18,300,000	USD	605,319	2,840
09/12/2022	JPM	TWD	219,915,523	USD	7,334,674	94,537
10/04/2022	GS	USD	827,494	BRL	4,450,000	21,195
10/04/2022	MSCI	USD	6,625,654	BRL	35,526,756	149,894
09/16/2022	MSCI	USD	947,867	CLP	900,000,000	53,656
09/16/2022	JPM	USD	779,276	COP	3,640,000,000	40,823
11/04/2022	MSCI	USD	7,890,634	IDR	117,927,015,400	29,733
10/24/2022	MSCI	USD	7,152,985	MXN	149,181,232	178,441
10/18/2022	JPM	USD	27,933,040	NOK	288,322,042	1,102,674
09/16/2022	JPM	USD	741,964	PEN	2,920,000	15,929
09/16/2022	MSCI	USD	2,004,362	PEN	7,760,000	9,764
09/02/2022	BCLY	USD	5,055,541	PHP	284,126,450	4,141
09/21/2022	MSCI	USD	904,363	SGD	1,270,000	4,501
09/19/2022	DB	AUD	25,976,963	USD	17,565,934	(213,381)
10/04/2022	GS	BRL	9,150,000	USD	1,654,829	(90,230)
10/04/2022	JPM	BRL	4,750,000	USD	886,328	(19,577)
09/19/2022	SSB	CAD	16,715,851	USD	12,725,619	(494)
09/16/2022	JPM	CHF	26,002,875	USD	26,427,501	(202,616)

81	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/18/2022	CITI	CZK	39,200,000	USD	1,580,781	(12,547)
09/30/2022	BCLY	EUR	2,364,697	USD	2,375,047	(5,722)
09/30/2022	JPM	EUR	1,720,996	USD	1,709,003	(23,691)
09/30/2022	SSB	EUR	3,389,539	USD	3,392,374	(20,203)
09/30/2022	UBSA	EUR	3,827,176	USD	3,841,340	(11,848)
11/16/2022	BOA	HUF	315,000,000	USD	753,431	(22,082)
11/16/2022	CITI	HUF	560,000,000	USD	1,377,796	(893)
11/16/2022	MSCI	HUF	235,000,000	USD	569,487	(9,071)
11/25/2022	GS	INR	23,000,000	USD	285,565	(1,571)
11/25/2022	JPM	INR	526,193,440	USD	6,534,454	(34,654)
10/03/2022	CITI	PHP	38,500,000	USD	682,648	(763)
10/19/2022	BOA	PLN	4,450,000	USD	915,377	(23,972)
10/19/2022	DB	PLN	4,450,000	USD	930,234	(9,114)
10/19/2022	MSCI	PLN	883,099	USD	183,477	(2,936)
09/30/2022	DB	RON	5,550,000	USD	1,141,104	(5,871)
09/30/2022	GS	RON	3,300,000	USD	671,416	(10,569)
09/30/2022	MSCI	RON	13,923,094	USD	2,839,999	(37,378)
09/19/2022	BCLY	USD	8,211,206	AUD	11,816,169	(123,910)
11/09/2022	BCLY	USD	21,692,883	AUD	31,169,950	(344,642)
09/19/2022	DB	USD	5,515,776	AUD	7,987,342	(49,031)
11/09/2022	JPM	USD	4,955,105	AUD	7,050,000	(126,573)
09/19/2022	JPM	USD	3,463,799	AUD	4,956,508	(71,435)
09/19/2022	SSB	USD	3,416,158	AUD	4,814,584	(120,931)
10/04/2022	GS	USD	1,153,369	BRL	6,000,000	(9,069)
10/04/2022	JPM	USD	648,447	BRL	3,300,000	(19,082)
10/03/2022	BCLY	USD	54,057,918	CAD	69,452,532	(1,189,074)
09/09/2022	BBH	USD	9,922,195	CAD	12,792,249	(182,309)
09/19/2022	JPM	USD	4,778,376	CAD	6,152,107	(94,654)
10/24/2022	JPM	USD	1,799,918	CAD	2,349,885	(11,266)
09/19/2022	MSCI	USD	5,532,274	CAD	7,129,796	(104,217)
10/24/2022	MSCI	USD	3,096,824	CAD	4,049,547	(14,447)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/19/2022	SSB	USD	11,075,402	CAD	14,213,024	(254,742)
10/24/2022	SSB	USD	2,927,706	CAD	3,808,662	(28,681)
10/24/2022	UBSA	USD	5,700,034	CAD	7,394,558	(71,547)
09/30/2022	BCLY	USD	3,444,280	CHF	3,268,316	(93,275)
09/30/2022	DB	USD	3,987,550	CHF	3,794,443	(97,109)
09/16/2022	JPM	USD	22,426,567	CHF	21,570,000	(336,254)
09/30/2022	UBSA	USD	3,890,538	CHF	3,721,773	(74,603)
09/16/2022	MSCI	USD	493,550	CLP	440,000,000	(3,917)
09/16/2022	JPM	USD	12,695,540	COP	49,361,529,900	(1,574,294)
09/16/2022	MSCI	USD	2,190,808	COP	8,840,000,000	(199,140)
09/30/2022	BCLY	USD	1,387,653	EUR	1,362,138	(16,257)
09/30/2022	SSB	USD	5,391,315	EUR	5,293,752	(61,582)
10/18/2022	BOA	USD	11,723,778	GBP	9,913,136	(197,330)
09/19/2022	BCLY	USD	7,364,758	GBP	6,253,071	(98,250)
09/21/2022	DB	USD	4,255,960	GBP	3,520,000	(165,317)
09/19/2022	DB	USD	1,827,408	GBP	1,504,274	(79,336)
09/21/2022	JPM	USD	22,885,730	GBP	19,460,000	(270,982)
09/19/2022	SSB	USD	1,121,678	GBP	920,631	(51,839)
09/19/2022	UBSA	USD	2,091,427	GBP	1,734,162	(76,209)
11/16/2022	MSCI	USD	2,672,342	HUF	1,044,351,113	(101,206)
09/15/2022	BOA	USD	27,331,667	JPY	3,678,470,971	(827,801)
09/13/2022	DB	USD	25,102,364	JPY	3,383,291,647	(729,297)
10/11/2022	MSCI	USD	47,292,044	JPY	6,332,266,650	(1,566,598)
09/13/2022	SSB	USD	2,129,673	JPY	293,460,764	(15,596)
11/04/2022	CITI	USD	768,120	KRW	1,000,000,000	(22,708)
11/08/2022	BCLY	USD	15,535,933	SEK	157,716,128	(694,301)
09/21/2022	SSB	USD	2,204,819	SGD	3,060,000	(14,958)
11/30/2022	DB	USD	494,501	ZAR	8,400,000	(8,026)
11/30/2022	MSCI	USD	806,097	ZAR	13,648,506	(15,662)

						$(1,100,868)

See accompanying notes to the financial statements.	82

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
52	Australian Government Bond 10 Yr.	September 2022	4,268,269	37,126
792	CAC40 10 Euro	September 2022	48,475,535
				(3,715,770)
118	Euro Bund	September 2022	17,546,896	(387,337)
611	FTSE 100 Index	September 2022	51,562,975	(545,892)
73	Hang Seng Index	September 2022	9,186,761	(140,031)
1,369	Mini MSCI Emerging Markets	September 2022	67,211,055	(2,994,237)
579	MSCI Singapore	September 2022	11,938,443	(307,548)
96	Silver(j)	December 2022	8,583,360	(1,249,150)
286	Soybean(j)	November 2022	20,341,750	(802,990)
139	TOPIX Index	September 2022	19,492,194	(374,235)

			$258,607,238	$(10,480,064)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
11	Canadian Government Bond 10 Yr.	December 2022	1,043,507	13
22	Corn(j)	December 2022	737,550	255
9	DAX Index	September 2022	2,898,442	206,852
55	E-mini Russell 2000 Index	September 2022	5,072,650	428,390
183	FTSE Taiwan Index	September 2022	9,482,869	217,837
23	Gold 100 OZ(j)	December 2022	3,970,260	49,710
2,248	S&P 500 E-Mini	September 2022	444,710,600	4,755,787
77	S&P/TSX 60	September 2022	13,660,487	543,597
479	SGX Nifty 50	September 2022	16,530,594	435,337
201	SPI 200 Futures	September 2022	23,504,580	(267,374)
373	U.S. Treasury Note 10 Yr. (CBT)	December 2022	43,606,031	222,831
4	U.S. Ultra Bond (CBT)	December 2022	598,000	(6,068)
82	UK Gilt Long Bond	December 2022	10,281,352	161,695
68	WTI Crude(j)	September 2022	6,089,400	274,352

			$582,186,322	$7,023,214

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
VMware, Inc.	115.00	10/21/22	(399)	USD	(4,629,597)	(249,774)

		TOTAL WRITTEN OPTIONS
			(Premiums $214,127)			$(249,774)

83	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.67%	N/A	12/20/2024	Quarterly	96,637	(8,323)	(104,960)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	1.05%	N/A	12/20/2024	Quarterly	(139,584)	(99,042)	40,542
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	2.77%	N/A	12/20/2024	Quarterly	14,842	(27,345)	(42,187)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	2.77%	N/A	12/20/2024	Quarterly	142,500	(54,690)	(197,190)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	1.14%	N/A	12/20/2024	Quarterly	(96,605)	(96,679)	(74)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	1.14%	N/A	12/20/2024	Quarterly	(51,323)	(96,679)	(45,356)
American Airlines Group, Inc.	GS	USD	1,120,000	5.00%	14.58%	N/A	12/20/2025	Quarterly	232,400	245,411	13,011
American Airlines Group, Inc.	BCLY	USD	2,970,000	5.00%	14.81%	N/A	06/20/2026	Quarterly	564,300	717,980	153,680
Sell Protection^:
American Airlines Group, Inc.	GS	USD	1,120,000	5.00%	10.57%	1,120,000 USD	12/20/2023	Quarterly	(128,800)	(73,625)	55,175
American Airlines Group, Inc.	BCLY	USD	2,970,000	5.00%	11.93%	2,970,000 USD	06/20/2024	Quarterly	(222,750)	(315,487)	(92,737)

									$411,617	$191,521	$(220,096)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.83%	3 Month AUD BBSW	AUD	48,900,000	09/21/2024	Quarterly	—	(92,988)	(92,988)
3.40%	3 Month CAD CDOR	CAD	114,930,000	09/21/2024	Semi-Annually	—	1,171,536	1,171,536
3.53%	3 Month CAD CDOR	CAD	716,240,000	09/21/2024	Semi-Annually	646,612	5,943,785	5,297,173
3.69%	3 Month CAD CDOR	CAD	36,500,000	09/21/2024	Semi-Annually	—	215,647	215,647
3.61%	3 Month CAD CDOR	CAD	13,170,000	09/21/2024	Semi-Annually	—	93,647	93,647
3 Month CAD CDOR	3.45%	CAD	42,150,000	09/21/2024	Semi-Annually	—	(399,550)	(399,550)
3 Month CAD CDOR	3.52%	CAD	47,520,000	09/21/2024	Semi-Annually	—	(399,890)	(399,890)
3 Month CAD CDOR	3.69%	CAD	72,050,000	09/21/2024	Semi-Annually	—	(429,882)	(429,882)
3 Month CAD CDOR	3.76%	CAD	30,900,000	09/21/2024	Semi-Annually	—	(155,087)	(155,087)
3 Month CAD CDOR	3.91%	CAD	122,120,000	09/21/2024	Semi-Annually	—	(335,236)	(335,236)
3 Month CAD CDOR	3.93%	CAD	99,682,475	09/21/2024	Semi-Annually	—	(246,036)	(246,036)
3 Month CAD CDOR	3.95%	CAD	122,120,000	09/21/2024	Semi-Annually	—	(263,146)	(263,146)
3 Month CAD CDOR	3.97%	CAD	59,810,000	09/21/2024	Semi-Annually	—	(116,674)	(116,674)

See accompanying notes to the financial statements.	84

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month CAD CDOR	3.98%	CAD	99,667,525	09/21/2024	Semi-Annually	—	(169,729)	(169,729)
3 Month CAD CDOR	4.01%	CAD	24,000,000	09/21/2024	Semi-Annually	—	(29,677)	(29,677)
CHF - SARON - OIS - COMPOUND	0.68%	CHF	48,100,000	09/21/2024	Semi-Annually	—	(530,729)	(530,729)
CHF - SARON - OIS - COMPOUND	0.89%	CHF	11,500,000	09/21/2024	Semi-Annually	—	(76,282)	(76,282)
CHF - SARON - OIS - COMPOUND	0.90%	CHF	28,500,000	09/21/2024	Semi-Annually	—	(183,212)	(183,212)
CHF - SARON - OIS - COMPOUND	1.18%	CHF	53,050,000	09/21/2024	Semi-Annually	—	(41,882)	(41,882)
CHF - SARON - OIS - COMPOUND	1.35%	CHF	222,200,000	09/21/2024	Semi-Annually	—	618,213	618,213
CHF - SARON - OIS - COMPOUND	1.42%	CHF	147,450,000	09/21/2024	Semi-Annually	—	633,577	633,577
0.84%	CHF - SARON - OIS - COMPOUND	CHF	572,530,000	09/21/2024	Annually	—	4,442,226	4,442,226
0.87%	CHF - SARON - OIS - COMPOUND	CHF	73,490,000	09/21/2024	Annually	(5,414)	525,078	530,492
0.72%	CHF - SARON - OIS - COMPOUND	CHF	43,000,000	09/21/2024	Semi-Annually	—	434,850	434,850
EUR - EuroSTR - COMPOUND	1.35%	EUR	331,800,000	09/21/2024	Annually	1,275	(4,181,542)	(4,182,817)
EUR - EuroSTR - COMPOUND	1.37%	EUR	62,560,000	09/21/2024	Annually	17,981	(767,279)	(785,260)
1.82%	EUR - EuroSTR - COMPOUND	EUR	47,539,406	09/21/2024	Annually	—	158,317	158,317
1.87%	EUR - EuroSTR - COMPOUND	EUR	47,510,594	09/21/2024	Annually	—	104,394	104,394
1.37%	EUR - EuroSTR - COMPOUND	EUR	21,750,000	09/21/2024	Annually	—	264,163	264,163
1.19%	EUR - EuroSTR - COMPOUND	EUR	36,700,000	09/21/2024	Annually	—	576,312	576,312
1.14%	EUR - EuroSTR - COMPOUND	EUR	17,000,000	09/21/2024	Annually	—	284,865	284,865
1.28%	EUR - EuroSTR - COMPOUND	EUR	23,500,000	09/21/2024	Annually	—	330,493	330,493
1.03%	EUR - EuroSTR - COMPOUND	EUR	27,000,000	09/21/2024	Annually	—	511,734	511,734
1.13%	EUR - EuroSTR - COMPOUND	EUR	33,500,000	09/21/2024	Annually	—	567,678	567,678
1.81%	EUR - EuroSTR - COMPOUND	EUR	71,230,000	09/21/2024	Annually	—	252,079	252,079
1.79%	EUR - EuroSTR - COMPOUND	EUR	77,570,000	09/21/2024	Annually	—	306,894	306,894
GBP - SONIA - COMPOUND	2.65%	GBP	16,300,000	09/21/2024	Annually	—	(461,122)	(461,122)
GBP - SONIA - COMPOUND	2.73%	GBP	369,870,000	09/21/2024	Annually	332,010	(9,840,852)	(10,172,862)
3.28%	GBP - SONIA - COMPOUND	GBP	47,150,000	09/21/2024	Annually	—	683,808	683,808
3.27%	GBP - SONIA - COMPOUND	GBP	47,100,000	09/21/2024	Annually	—	697,075	697,075
2.84%	GBP - SONIA - COMPOUND	GBP	10,000,000	09/21/2024	Annually	—	241,746	241,746
2.67%	GBP - SONIA - COMPOUND	GBP	39,200,000	09/21/2024	Annually	—	1,099,037	1,099,037
3.13%	GBP - SONIA - COMPOUND	GBP	68,020,000	09/21/2024	Annually	—	1,217,747	1,217,747
3.08%	GBP - SONIA - COMPOUND	GBP	68,030,000	09/21/2024	Annually	—	1,282,301	1,282,301
3 Month SEK STIBOR	2.41%	SEK	1,068,500,000	09/21/2024	Quarterly	—	(1,433,615)	(1,433,615)
3 Month SEK STIBOR	2.54%	SEK	1,125,010,000	09/21/2024	Quarterly	195,171	(1,239,165)	(1,434,336)
3.23%	3 Month SEK STIBOR	SEK	528,500,000	09/21/2024	Quarterly	—	(71,794)	(71,794)
3.17%	3 Month SEK STIBOR	SEK	781,000,000	09/21/2024	Quarterly	—	(24,978)	(24,978)
3 Month SEK STIBOR	3.21%	SEK	315,000,000	09/21/2024	Quarterly	—	34,256	34,256
USD - SOFR - COMPOUND	2.71%	USD	29,790,000	09/21/2024	Semi-Annually	1,728	(480,070)	(481,798)
USD - SOFR - COMPOUND	2.95%	USD	52,080,000	09/21/2024	Semi-Annually	(11,822)	(593,414)	(581,592)
3.29%	USD - SOFR - COMPOUND	USD	41,800,000	09/21/2024	Semi-Annually	—	205,253	205,253
2.87%	USD - SOFR - COMPOUND	USD	23,700,000	09/21/2024	Semi-Annually	—	305,208	305,208
3.49%	USD - SOFR - COMPOUND	USD	40,650,000	09/21/2024	Semi-Annually	—	39,427	39,427

85	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.11%	EUR - EuroSTR - COMPOUND	EUR	25,500,000	12/21/2024	Annually	—	(380)	(380)
GBP - SONIA - COMPOUND	4.04%	GBP	30,000,000	12/21/2024	Annually	—	(6,775)	(6,775)
6 Month AUD BBSW	3.73%	AUD	13,000,000	09/21/2032	Semi-Annually	—	(264,347)	(264,347)
6 Month AUD BBSW	3.85%	AUD	14,400,000	09/21/2032	Semi-Annually	—	(193,471)	(193,471)
6 Month AUD BBSW	3.93%	AUD	22,080,000	09/21/2032	Semi-Annually	—	(198,199)	(198,199)
6 Month AUD BBSW	4.04%	AUD	16,880,000	09/21/2032	Semi-Annually	(15,489)	(54,477)	(38,988)
6 Month AUD BBSW	4.04%	AUD	16,800,000	09/21/2032	Semi-Annually	—	(53,276)	(53,276)
6 Month AUD BBSW	4.08%	AUD	101,980,000	09/21/2032	Semi-Annually	—	(83,161)	(83,161)
6 Month AUD BBSW	4.27%	AUD	11,350,000	09/21/2032	Semi-Annually	20,009	110,427	90,418
4.67%	6 Month AUD BBSW	AUD	27,890,000	09/21/2032	Semi-Annually	—	(899,423)	(899,423)
4.59%	6 Month AUD BBSW	AUD	11,690,000	09/21/2032	Semi-Annually	—	(326,831)	(326,831)
4.27%	6 Month AUD BBSW	AUD	17,850,000	09/21/2032	Semi-Annually	—	(180,175)	(180,175)
4.38%	6 Month AUD BBSW	AUD	14,290,000	09/21/2032	Semi-Annually	—	(230,403)	(230,403)
4.33%	6 Month AUD BBSW	AUD	18,290,000	09/21/2032	Semi-Annually	—	(243,603)	(243,603)
4.27%	6 Month AUD BBSW	AUD	13,630,000	09/21/2032	Semi-Annually	(20,617)	(133,374)	(112,757)
3.65%	6 Month AUD BBSW	AUD	14,300,000	09/21/2032	Semi-Annually	—	354,145	354,145
4.16%	6 Month AUD BBSW	AUD	13,600,000	09/21/2032	Semi-Annually	—	(48,409)	(48,409)
3.90%	3 Month CAD CDOR	CAD	23,081,495	09/21/2032	Semi-Annually	—	(493,856)	(493,856)
3.99%	3 Month CAD CDOR	CAD	23,078,505	09/21/2032	Semi-Annually	—	(615,772)	(615,772)
3.88%	3 Month CAD CDOR	CAD	9,160,000	09/21/2032	Semi-Annually	—	(180,638)	(180,638)
3.77%	3 Month CAD CDOR	CAD	16,530,000	09/21/2032	Semi-Annually	—	(211,972)	(211,972)
3.51%	3 Month CAD CDOR	CAD	9,560,000	09/21/2032	Semi-Annually	—	37,621	37,621
3.25%	3 Month CAD CDOR	CAD	15,200,000	09/21/2032	Semi-Annually	—	317,487	317,487
3.20%	3 Month CAD CDOR	CAD	11,000,000	09/21/2032	Semi-Annually	—	265,920	265,920
3.06%	3 Month CAD CDOR	CAD	10,500,000	09/21/2032	Semi-Annually	—	345,877	345,877
3.13%	3 Month CAD CDOR	CAD	14,700,000	09/21/2032	Semi-Annually	—	422,640	422,640
3.27%	3 Month CAD CDOR	CAD	11,000,000	09/21/2032	Semi-Annually	—	212,744	212,744
3.52%	3 Month CAD CDOR	CAD	12,100,000	09/21/2032	Semi-Annually	—	41,377	41,377
3.58%	3 Month CAD CDOR	CAD	12,200,000	09/21/2032	Semi-Annually	—	(9,788)	(9,788)
3 Month CAD CDOR	3.15%	CAD	26,201,000	09/21/2032	Semi-Annually	(5,545)	(717,839)	(712,294)
3 Month CAD CDOR	3.49%	CAD	26,040,000	09/21/2032	Semi-Annually	—	(136,042)	(136,042)
3 Month CAD CDOR	3.55%	CAD	8,300,000	09/21/2032	Semi-Annually	—	(13,938)	(13,938)
3 Month CAD CDOR	3.58%	CAD	164,260,000	09/21/2032	Semi-Annually	(314,102)	94,733	408,835
3.97%	CAD CDOR	CAD	13,790,000	09/21/2032	Semi-Annually	—	(350,607)	(350,607)
3.94%	CAD CDOR	CAD	28,150,000	09/21/2032	Semi-Annually	—	(667,623)	(667,623)
3.90%	CAD CDOR	CAD	28,150,000	09/21/2032	Semi-Annually	—	(596,859)	(596,859)
CHF - SARON - OIS - COMPOUND	1.27%	CHF	97,478,000	09/21/2032	Semi-Annually	210,911	(4,089,677)	(4,300,588)
CHF - SARON - OIS - COMPOUND	1.27%	CHF	8,200,000	09/21/2032	Semi-Annually	—	(350,292)	(350,292)
CHF - SARON - OIS - COMPOUND	1.64%	CHF	109,640,000	09/21/2032	Annually	—	(790,458)	(790,458)
CHF - SARON - OIS - COMPOUND	1.64%	CHF	15,230,000	09/21/2032	Annually	—	(112,709)	(112,709)
CHF - SARON - OIS - COMPOUND	1.70%	CHF	7,360,000	09/21/2032	Annually	(4,396)	(12,315)	(7,919)
2.13%	CHF - SARON - OIS - COMPOUND	CHF	32,340,000	09/21/2032	Semi-Annually	—	(1,285,639)	(1,285,639)
2.08%	CHF - SARON - OIS - COMPOUND	CHF	48,840,000	09/21/2032	Semi-Annually	—	(1,689,830)	(1,689,830)
1.77%	CHF - SARON - OIS - COMPOUND	CHF	2,500,000	09/21/2032	Semi-Annually	—	(12,521)	(12,521)
1.60%	CHF - SARON - OIS - COMPOUND	CHF	10,410,000	09/21/2032	Semi-Annually	—	111,818	111,818
1.54%	CHF - SARON - OIS - COMPOUND	CHF	1,740,000	09/21/2032	Semi-Annually	—	27,991	27,991

See accompanying notes to the financial statements.	86

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.63%	CHF - SARON - OIS - COMPOUND	CHF	6,100,000	09/21/2032	Semi-Annually	—	47,181	47,181
1.17%	CHF - SARON - OIS - COMPOUND	CHF	12,700,000	09/21/2032	Semi-Annually	—	660,721	660,721
1.73%	CHF - SARON - OIS - COMPOUND	CHF	6,000,000	09/21/2032	Semi-Annually	—	(10,006)	(10,006)
EUR - EuroSTR - COMPOUND	1.43%	EUR	7,500,000	09/21/2032	Annually	—	(459,898)	(459,898)
EUR - EuroSTR - COMPOUND	1.44%	EUR	90,700,000	09/21/2032	Annually	305,959	(5,507,866)	(5,813,825)
EUR - EuroSTR - COMPOUND	1.49%	EUR	5,800,000	09/21/2032	Annually	—	(328,378)	(328,378)
EUR - EuroSTR - COMPOUND	1.49%	EUR	7,900,000	09/21/2032	Annually	—	(441,503)	(441,503)
EUR - EuroSTR - COMPOUND	1.49%	EUR	6,600,000	09/21/2032	Annually	—	(369,754)	(369,754)
EUR - EuroSTR - COMPOUND	1.71%	EUR	4,900,000	09/21/2032	Annually	—	(178,312)	(178,312)
EUR - EuroSTR - COMPOUND	1.76%	EUR	5,100,000	09/21/2032	Annually	—	(161,839)	(161,839)
EUR - EuroSTR - COMPOUND	1.90%	EUR	8,030,000	09/21/2032	Annually	—	(149,959)	(149,959)
EUR - EuroSTR - COMPOUND	2.00%	EUR	4,770,000	09/21/2032	Annually	—	(45,739)	(45,739)
EUR - EuroSTR - COMPOUND	2.19%	EUR	17,110,000	09/21/2032	Annually	—	134,359	134,359
EUR - EuroSTR - COMPOUND	2.21%	EUR	10,375,654	09/21/2032	Annually	—	96,636	96,636
EUR - EuroSTR - COMPOUND	2.22%	EUR	15,710,000	09/21/2032	Annually	—	164,968	164,968
EUR - EuroSTR - COMPOUND	2.32%	EUR	10,554,346	09/21/2032	Annually	—	202,390	202,390
2.25%	EUR - EuroSTR - COMPOUND	EUR	8,540,000	09/21/2032	Annually	—	(109,563)	(109,563)
1.81%	EUR - EuroSTR - COMPOUND	EUR	66,420,000	09/21/2032	Annually	57,904	1,807,485	1,749,581
1.82%	EUR - EuroSTR - COMPOUND	EUR	13,560,000	09/21/2032	Annually	(13,322)	352,910	366,232
1.51%	EUR - EuroSTR - COMPOUND	EUR	10,600,000	09/21/2032	Annually	—	579,329	579,329
1.46%	EUR - EuroSTR - COMPOUND	EUR	18,700,000	09/21/2032	Annually	—	1,102,281	1,102,281
1.83%	EUR - EuroSTR - COMPOUND	EUR	8,400,000	09/21/2032	Annually	—	213,248	213,248
2.09%	EUR - EuroSTR - COMPOUND	EUR	7,400,000	09/21/2032	Annually	—	13,181	13,181
GBP - SONIA - COMPOUND	1.89%	GBP	9,600,000	09/21/2032	Annually	—	(1,031,086)	(1,031,086)
GBP - SONIA - COMPOUND	2.15%	GBP	11,000,000	09/21/2032	Annually	—	(906,494)	(906,494)
GBP - SONIA - COMPOUND	2.18%	GBP	7,000,000	09/21/2032	Annually	—	(551,815)	(551,815)
GBP - SONIA - COMPOUND	2.25%	GBP	8,550,000	09/21/2032	Annually	—	(616,592)	(616,592)
GBP - SONIA - COMPOUND	2.44%	GBP	2,200,000	09/21/2032	Annually	—	(118,328)	(118,328)
GBP - SONIA - COMPOUND	2.46%	GBP	9,800,000	09/21/2032	Annually	—	(503,562)	(503,562)
GBP - SONIA - COMPOUND	2.58%	GBP	10,480,000	09/21/2032	Annually	—	(415,742)	(415,742)
GBP - SONIA - COMPOUND	2.58%	GBP	15,050,000	09/21/2032	Annually	—	(608,098)	(608,098)
GBP - SONIA - COMPOUND	2.63%	GBP	15,040,000	09/21/2032	Annually	—	(534,717)	(534,717)

87	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
GBP - SONIA - COMPOUND	2.74%	GBP	10,370,000	09/21/2032	Annually	—	(257,376)	(257,376)
2.26%	GBP - SONIA - COMPOUND	GBP	78,360,000	09/21/2032	Annually	(107,319)	5,597,244	5,704,563
2.56%	GBP - SONIA - COMPOUND	GBP	4,550,000	09/21/2032	Annually	—	193,210	193,210
2.18%	GBP - SONIA - COMPOUND	GBP	2,730,000	09/21/2032	Annually	9,836	216,412	206,576
2.09%	GBP - SONIA - COMPOUND	GBP	79,883,000	09/21/2032	Annually	8,506	7,037,212	7,028,706
2.93%	GBP - SONIA - COMPOUND	GBP	7,700,000	09/21/2032	Annually	—	45,812	45,812
4.13%	3 Month NZD Bank Bill Rate	NZD	111,770,000	09/21/2032	Quarterly	—	(7,387)	(7,387)
4.17%	3 Month NZD Bank Bill Rate	NZD	29,080,000	09/21/2032	Quarterly	23,847	(61,721)	(85,568)
4.06%	3 Month NZD Bank Bill Rate	NZD	26,700,000	09/21/2032	Quarterly	—	83,941	83,941
3.94%	3 Month NZD Bank Bill Rate	NZD	21,200,000	09/21/2032	Quarterly	—	196,372	196,372
3.99%	3 Month NZD Bank Bill Rate	NZD	18,700,000	09/21/2032	Quarterly	—	122,568	122,568
3 Month NZD Bank Bill Rate	3.63%	NZD	24,700,000	09/21/2032	Quarterly	—	(612,832)	(612,832)
3 Month NZD Bank Bill Rate	3.80%	NZD	16,925,000	09/21/2032	Quarterly	—	(275,616)	(275,616)
3 Month NZD Bank Bill Rate	4.16%	NZD	19,960,000	09/21/2032	Quarterly	—	37,859	37,859
3 Month NZD Bank Bill Rate	4.21%	NZD	20,200,000	09/21/2032	Quarterly	—	81,373	81,373
3 Month NZD Bank Bill Rate	4.26%	NZD	10,460,000	09/21/2032	Quarterly	—	72,303	72,303
3 Month NZD Bank Bill Rate	4.26%	NZD	15,990,000	09/21/2032	Quarterly	—	104,513	104,513
3 Month NZD Bank Bill Rate	4.54%	NZD	16,180,000	09/21/2032	Quarterly	—	335,008	335,008
3 Month NZD Bank Bill Rate	4.55%	NZD	39,090,000	09/21/2032	Quarterly	—	833,868	833,868
3 Month SEK STIBOR	2.63%	SEK	75,000,000	09/21/2032	Quarterly	—	(120,425)	(120,425)
3 Month SEK STIBOR	2.71%	SEK	112,000,000	09/21/2032	Quarterly	—	(100,317)	(100,317)
3 Month SEK STIBOR	2.77%	SEK	96,000,000	09/21/2032	Quarterly	—	(45,091)	(45,091)
3 Month SEK STIBOR	2.83%	SEK	191,000,000	09/21/2032	Quarterly	—	6,374	6,374
3 Month SEK STIBOR	2.85%	SEK	47,976,000	09/21/2032	Quarterly	(13,996)	11,022	25,018
3 Month SEK STIBOR	2.87%	SEK	85,000,000	09/21/2032	Quarterly	—	29,045	29,045
3 Month SEK STIBOR	2.89%	SEK	233,000,000	09/21/2032	Quarterly	—	126,881	126,881
2.62%	3 Month SEK STIBOR	SEK	237,000,000	09/21/2032	Quarterly	—	381,503	381,503
2.77%	3 Month SEK STIBOR	SEK	243,050,000	09/21/2032	Quarterly	(68,231)	104,300	172,531
2.65%	3 Month SEK STIBOR	SEK	142,100,000	09/21/2032	Quarterly	—	205,104	205,104
2.48%	3 Month SEK STIBOR	SEK	115,200,000	09/21/2032	Quarterly	—	318,172	318,172
2.59%	3 Month SEK STIBOR	SEK	309,000,000	09/21/2032	Quarterly	—	590,170	590,170
2.51%	3 Month SEK STIBOR	SEK	112,000,000	09/21/2032	Quarterly	—	286,614	286,614
2.42%	3 Month SEK STIBOR	SEK	190,000,000	09/21/2032	Quarterly	—	617,262	617,262
2.23%	3 Month SEK STIBOR	SEK	153,000,000	09/21/2032	Quarterly	—	732,933	732,933
2.35%	3 Month SEK STIBOR	SEK	131,000,000	09/21/2032	Quarterly	—	507,964	507,964
2.24%	3 Month SEK STIBOR	SEK	194,000,000	09/21/2032	Quarterly	—	921,469	921,469
2.39%	3 Month SEK STIBOR	SEK	81,000,000	09/21/2032	Quarterly	—	285,166	285,166
2.85%	3 Month SEK STIBOR	SEK	70,000,000	09/21/2032	Quarterly	20,461	(15,968)	(36,429)
3 Month SEK STIBOR	3.03%	SEK	552,138,000	09/21/2032	Quarterly	330,813	932,357	601,544
3 Month SEK STIBOR	3.08%	SEK	175,700,000	09/21/2032	Quarterly	173,848	362,984	189,136
3 Month SEK STIBOR	3.12%	SEK	119,300,000	09/21/2032	Quarterly	160,601	287,606	127,005
USD - SOFR - COMPOUND	2.56%	USD	9,000,000	09/21/2032	Semi-Annually	—	(289,126)	(289,126)

See accompanying notes to the financial statements.	88

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD - SOFR - COMPOUND	2.57%	USD	7,800,000	09/21/2032	Semi-Annually	—	(249,569)	(249,569)
USD - SOFR - COMPOUND	2.58%	USD	14,300,000	09/21/2032	Semi-Annually	—	(436,002)	(436,002)
USD - SOFR - COMPOUND	2.61%	USD	9,600,000	09/21/2032	Semi-Annually	—	(270,389)	(270,389)
USD - SOFR - COMPOUND	2.63%	USD	5,260,000	09/21/2032	Semi-Annually	—	(137,963)	(137,963)
USD - SOFR - COMPOUND	2.77%	USD	10,820,000	09/21/2032	Semi-Annually	—	(153,401)	(153,401)
USD - SOFR - COMPOUND	2.78%	USD	22,300,000	09/21/2032	Semi-Annually	—	(302,722)	(302,722)
USD - SOFR - COMPOUND	2.79%	USD	10,600,000	09/21/2032	Semi-Annually	—	(137,051)	(137,051)
USD - SOFR - COMPOUND	3.02%	USD	9,290,000	09/21/2032	Semi-Annually	—	68,610	68,610
USD - SOFR - COMPOUND	3.06%	USD	44,110,000	09/21/2032	Semi-Annually	—	458,664	458,664
USD - SOFR - COMPOUND	3.11%	USD	39,970,000	09/21/2032	Semi-Annually	—	603,129	603,129
USD - SOFR - COMPOUND	3.11%	USD	39,972,798	09/21/2032	Semi-Annually	—	580,805	580,805
USD - SOFR - COMPOUND	3.11%	USD	41,877,202	09/21/2032	Semi-Annually	—	617,488	617,488
USD - SOFR - COMPOUND	3.12%	USD	31,890,000	09/21/2032	Semi-Annually	—	501,793	501,793
USD - SOFR - COMPOUND	3.12%	USD	9,130,000	09/21/2032	Semi-Annually	—	142,876	142,876
3.18%	USD - SOFR - COMPOUND	USD	17,410,000	09/21/2032	Semi-Annually	—	(356,374)	(356,374)
2.64%	USD - SOFR - COMPOUND	USD	6,810,000	09/21/2032	Semi-Annually	(17,904)	174,514	192,418
2.57%	USD - SOFR - COMPOUND	USD	12,010,000	09/21/2032	Semi-Annually	—	379,620	379,620
2.68%	USD - SOFR - COMPOUND	USD	27,650,000	09/21/2032	Semi-Annually	—	615,739	615,739
2.80%	USD - SOFR - COMPOUND	USD	268,800,000	09/21/2032	Semi-Annually	(498,721)	3,186,190	3,684,911
2.83%	USD - SOFR - COMPOUND	USD	11,610,000	09/21/2032	Semi-Annually	(1,642)	107,636	109,278
2.88%	USD - SOFR - COMPOUND	USD	5,800,000	09/21/2032	Semi-Annually	—	30,806	30,806
3.56%	3 Month CAD CDOR	CAD	13,000,000	12/21/2032	Semi-Annually	—	5,793	5,793
EUR - EuroSTR - COMPOUND	2.17%	EUR	5,600,000	12/21/2032	Annually	—	10,987	10,987
3.00%	GBP - SONIA - COMPOUND	GBP	6,600,000	12/21/2032	Annually	—	(4,401)	(4,401)
2.96%	GBP - SONIA - COMPOUND	GBP	11,800,000	12/21/2032	Annually	—	28,304	28,304
2.89%	USD - SOFR - COMPOUND	USD	14,100,000	12/21/2032	Semi-Annually	—	46,186	46,186

						$1,418,952	$5,481,084	$4,062,132

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Growth Index	GS	USD	9,357,786	05/09/2023	Monthly	—	(347,950)	(347,950)

89	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	8,810,852	05/09/2023	Monthly	—	468,372	468,372
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	900,972	05/09/2023	Monthly	—	47,894	47,894
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	11,083,701	05/12/2023	Monthly	—	(579,035)	(579,035)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	11,777,375	05/12/2023	Monthly	—	831,742	831,742
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	10,031,814	05/22/2023	Monthly	—	(219,389)	(219,389)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	10,679,402	05/22/2023	Monthly	—	389,562	389,562
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	10,321,360	08/09/2023	Monthly	—	(383,779)	(383,779)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 1.00%	UBSA	USD	8,676,923	08/09/2023	Monthly	—	461,252	461,252
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1	05/24/2024	Monthly	—	(15,836)	(15,836)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1	05/24/2024	Monthly	—	(3,188)	(3,188)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1	05/24/2024	Monthly	—	(140,848)	(140,848)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	17,543,020	05/24/2024	Monthly	—	473,306	473,306
Total Return on Equity Basket (m)	1 Month Federal Funds Rate plus 0.40%	MORD	USD	87,231,926	05/24/2024	Monthly	—	2,105,162	2,105,162

							$—	$3,087,265	$3,087,265

See accompanying notes to the financial statements.	90

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).
(f)	The security is restricted as to resale.
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	Security is in default.
(i)	The rate disclosed is the 7 day net yield as of August 31, 2022.
(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.
(k)	The rate shown represents yield-to-maturity.
(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(m)	The following table represents the individual long and/or short positions within the custom equity basket swap as of August 31, 2022:

Shares	Description	%of Equity Basket	Value ($)
(3,184,800)	Airports of Thailand Pcl NVDR	7.5%	(6,346,518)
(4,978,000)	Alibaba Health Information Technology Ltd	3.4%	(2,852,712)
(1,400)	Alibaba Pictures Group Ltd	11.0%	(7,123)
(6,000)	China Cosco Holdings Co – Class H	2.0%	(8,396)
(313,200)	China Molybdenum Co Lt – Class H	13.2%	(1,133,622)
499	China Resources Beer Holdings Co Ltd	6.5%	2,515
(132,100)	China Yuhua Education Corp Ltd	2.1%	(5,322,906)
(649,000)	Far EasTone Telecommunications Co Ltd	1.9%	(1,591,708)
(433,720)	Ganfeng Lithium Co Ltd – Class H	4.5%	(3,810,429)
(2,826,000)	Greentown Service Group Co Ltd	7.1%	(5,484,991)
(3,421,600)	Gulf Energy Development Pcl NVDR	5.6%	(4,801,370)
(4,752,000)	Haidilao International Holding Ltd	0.4%	(5,369,632)
(6,699)	Hanmi Pharm Co Ltd	1.8%	(1,535,144)
(680,000)	Hong Kong Exchanges and Clearing Ltd	11.7%	(4,740,292)
(64,874)	Hotel Shilla Co Ltd	4.2%	(3,553,741)
(126)	Iljin Materials Co Ltd	0.0%	(6,905)
(45,846)	Kakao Corp	2.9%	(2,489,605)
(920,000)	Kingdee International Software Group Co Ltd	10.0%	(736,968)
(128,296)	Korea Aerospace Industries Ltd	6.8%	(5,821,531)
(8,523,000)	New World Development Co Ltd	1.4%	(3,800,547)
(10,120)	POSCO Chemical Co Ltd	1.5%	(1,258,056)
(8,628)	Samsung Biologics Co Ltd	6.3%	(5,366,263)
(953,502)	Samsung Heavy Industries Co Ltd	5.0%	(4,230,537)
(2,524,000)	Sands China Ltd	3.4%	(5,643,908)
(327,700)	SJM Holdings Ltd	0.7%	(651,166)
(548,000)	Taiwan High Speed Rail Corp	0.6%	(523,925)
(913,500)	Wynn Resorts Ltd	5.8%	(1,851,515)
(1,368,000)	Yihai International Holding Ltd.	9.7%	(988,317)
(37,829)	Yuhan Corp	1.9%	(1,599,823)
(325,600)	Zhaojin Mining Industry Co Ltd	2.2%	(2,821,156)
(8,660,000)	Zijin Mining Group Co Ltd – Class H	12.8%	(681,258)

	TOTAL COMMON STOCKS		$(85,027,549)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

91	See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	96.5%
Short-Term Investments	4.1
Preferred Stocks	1.1
Debt Obligations	0.9
Futures Contracts	(0.1)
Other	(2.5)

100.0%

Country/Region Summary¤	% of Investments

Japan	28.8%
United Kingdom	16.4
France	8.9
Netherlands	6.0
Switzerland	5.6
Spain	4.8
Singapore	4.2
Germany	3.9
Australia	3.5
Norway	3.5
Other Emerging	3.2	†
Taiwan	2.8
Hong Kong	2.1
Other Developed	1.9	‡
Korea	1.7
Italy	1.4
Portugal	1.3

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

92

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,202,662	GMO Emerging Markets ex-China Fund, Class VI	15,959,328
8,739,699	GMO International Equity Fund, Class IV	170,511,523
497,119	GMO-Usonian Japan Value Creation Fund, Class VI	7,869,392

	TOTAL MUTUAL FUNDS (COST $233,480,809)	194,340,243

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
73,454	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	73,454

	TOTAL SHORT-TERM INVESTMENTS (COST $73,454)	73,454

	TOTAL INVESTMENTS — 100.0% (Cost $233,554,263)	194,413,697
	Other Assets and Liabilities (net) — (0.0%)	(14,345)

	TOTAL NET ASSETS — 100.0%	$194,399,352

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

93	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	95.6%
Short-Term Investments	3.2
Preferred Stocks	2.1
Debt Obligations	0.7
Futures Contracts	(0.1)
Other	(1.5)

100.0%

Country/Region Summary¤	% of Investments

Japan	19.9%
Taiwan	10.9
United Kingdom	10.6
China	10.2
France	5.9
Korea	5.8
Other Emerging	5.0	†
Netherlands	3.9
Switzerland	3.7
Spain	3.1
Singapore	2.9
India	2.7
Germany	2.6
Australia	2.3
Norway	2.3
Other Developed	2.2	‡
Brazil	1.7
Mexico	1.5
Hong Kong	1.5
Indonesia	1.3

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

94

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
2,926,608	GMO Emerging Markets ex-China Fund, Class VI	38,836,092
6,016,609	GMO Emerging Markets Fund, Class VI	141,149,641
14,159,861	GMO International Equity Fund, Class IV	276,258,891
1,257,486	GMO-Usonian Japan Value Creation Fund, Class VI	19,905,999

	TOTAL MUTUAL FUNDS (COST $591,121,721)	476,150,623

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
361,767	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (a)	361,767

	TOTAL SHORT-TERM INVESTMENTS (COST $361,767)	361,767

	TOTAL INVESTMENTS — 100.0% (Cost $591,483,488)	476,512,390
	Other Assets and Liabilities (net) — (0.0%)	(34,003)

	TOTAL NET ASSETS — 100.0%	$476,478,387

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

95	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Debt Obligations	85.3%
Short-Term Investments	18.3
Swap Contracts	0.2
Forward Currency Contracts	(0.7)
Futures Contracts	(2.5)#
Other	(0.6)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.
&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The exposure the Fund has to futures contracts based on notional amounts is 14.4% of total net assets.

#	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.

96

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 85.3%

	United States — 85.3%
	U.S. Government — 77.2%
21,000,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	20,799,112
1,400,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a)	1,370,633
31,000,000	U.S. Treasury Note, 0.13%, due 06/30/23	30,163,242
20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 10/31/23 (b)	20,015,535
85,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 2.83%, due 04/30/24 (a) (b)	84,816,717
5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.94%, due 07/31/24 (a) (b)	4,993,375

	Total U.S. Government	162,158,614

	U.S. Government Agency — 8.1%
10,000,000	Federal Home Loan Banks, 1.67%, due 12/19/22	9,965,210
7,000,000	Federal Home Loan Banks, 1.00%, due 03/02/23	7,000,234

	Total U.S. Government Agency	16,965,444

	Total United States	179,124,058

	TOTAL DEBT OBLIGATIONS (COST $180,268,253)	179,124,058

	SHORT-TERM INVESTMENTS — 18.3%

	Money Market Funds — 1.2%
2,277,352	State Street Institutional Treasury Money Market Fund – Premier Class, 2.10% (c)	2,277,352
214,769	State Street U.S. Treasury Liquidity Fund – Class D Shares, 2.04% (a)	214,769

	Total Money Market Funds	2,492,121

	U.S. Government — 17.1%
1,500,000	U.S. Treasury Bill, 3.21%, due 02/02/23 (a) (d)	1,479,804
35,000,000	U.S. Treasury Bill, 3.30%, due 02/23/23 (d)	34,452,578

	Total U.S. Government	35,932,382

	TOTAL SHORT-TERM INVESTMENTS (COST $38,441,380)	38,424,503

	TOTAL INVESTMENTS — 103.6% (Cost $218,709,633)	217,548,561

	Other Assets and Liabilities (net) — (4.0%)	(7,570,208)

	TOTAL NET ASSETS — 100.0%	$209,978,353

97	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/19/2022	MSCI	CAD 22,432	USD	17,430	352
10/24/2022	MSCI	CAD 6,633,799	USD	5,129,467	80,045
09/30/2022	UBSA	CHF 19,258,067	USD	20,093,913	348,619
09/30/2022	JPM	EUR 2,292,345	USD	2,334,922	26,997
09/30/2022	SSB	EUR 1,650,650	USD	1,690,879	29,010
09/30/2022	UBSA	EUR 3,600,586	USD	3,694,989	69,931
09/19/2022	UBSA	GBP 8,524,494	USD	10,085,167	179,106
09/13/2022	BCLY	JPY 578,860,608	USD	4,350,096	180,013
10/11/2022	BCLY	JPY 134,963,537	USD	989,088	14,514
09/13/2022	GS	JPY 430,331,791	USD	3,236,836	136,747
10/11/2022	JPM	JPY 612,653,107	USD	4,558,177	134,195
10/11/2022	MSCI	JPY 425,465,947	USD	3,153,852	81,553
10/11/2022	UBSA	JPY 269,813,934	USD	2,040,079	91,746
09/19/2022	SSB	NZD 3,012,789	USD	1,844,834	1,561
09/19/2022	DB	AUD 16,534,044	USD	11,180,519	(135,815)
09/19/2022	SSB	CAD 11,792,462	USD	8,977,489	(349)
09/30/2022	BCLY	EUR 1,369,352	USD	1,375,346	(3,314)
09/30/2022	JPM	EUR 1,000,392	USD	993,421	(13,771)
09/30/2022	SSB	EUR 1,945,792	USD	1,947,420	(11,598)
09/30/2022	UBSA	EUR 2,216,546	USD	2,224,749	(6,862)
09/19/2022	BOA	USD 888,285	AUD	1,270,553	(18,685)
09/19/2022	BCLY	USD 4,700,596	AUD	6,764,357	(70,893)
09/19/2022	DB	USD 3,231,734	AUD	4,679,738	(28,798)
09/19/2022	JPM	USD 2,124,883	AUD	3,040,592	(43,822)

Settlement Date	Counter- party	Currency Sold	Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/19/2022	SSB	USD 2,027,496	AUD	2,857,464	(71,772)
09/19/2022	JPM	USD 2,863,592	CAD	3,686,843	(56,724)
10/24/2022	JPM	USD 1,042,916	CAD	1,361,580	(6,528)
09/19/2022	MSCI	USD 3,285,228	CAD	4,233,884	(61,887)
10/24/2022	MSCI	USD 1,790,787	CAD	2,341,714	(8,354)
09/19/2022	SSB	USD 7,401,063	CAD	9,493,063	(173,806)
10/24/2022	SSB	USD 1,682,437	CAD	2,188,688	(16,482)
10/24/2022	UBSA	USD 3,301,692	CAD	4,283,224	(41,447)
09/30/2022	BCLY	USD 2,398,327	CHF	2,276,866	(63,857)
09/30/2022	DB	USD 2,343,642	CHF	2,230,160	(57,060)
09/30/2022	SSB	USD 1,016,609	CHF	963,546	(28,685)
09/30/2022	UBSA	USD 2,464,739	CHF	2,357,830	(47,257)
09/30/2022	BCLY	USD 861,627	EUR	845,784	(10,094)
09/30/2022	SSB	USD 3,402,620	EUR	3,341,045	(38,866)
09/19/2022	BCLY	USD 4,781,984	GBP	4,043,589	(83,051)
09/19/2022	DB	USD 1,214,700	GBP	1,000,413	(52,151)
09/19/2022	SSB	USD 707,724	GBP	580,873	(32,708)
09/19/2022	UBSA	USD 1,323,455	GBP	1,097,377	(48,225)
09/13/2022	DB	USD 10,512,530	JPY	1,416,876,640	(305,420)
10/11/2022	MSCI	USD 37,748,736	JPY	5,055,781,481	(1,240,820)
09/13/2022	SSB	USD 392,634	JPY	54,103,498	(2,875)

					$(1,407,587)

See accompanying notes to the financial statements.	98

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
30	Australian Government Bond 10 Yr.	September 2022	2,462,463	21,418
457	CAC40 10 Euro	September 2022	27,971,363	(2,144,945)
68	Euro Bund	September 2022	10,111,771	(192,249)
353	FTSE 100 Index	September 2022	29,790,065	(302,939)
42	Hang Seng Index	September 2022	5,285,534	(80,568)
793	Mini MSCI Emerging Markets	September 2022	38,932,335	(1,813,575)
344	MSCI Singapore	September 2022	7,092,961	(182,736)
57	Silver(a)	December 2022	5,096,370	(737,353)
165	Soybean(a)	November 2022	11,735,625	(540,089)
80	TOPIX Index	September 2022	11,218,529	(244,309)

			$149,697,016	$(6,217,345)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
7	Canadian Government Bond 10 Yr.	December 2022	664,050	(26)
12	Corn(a)	December 2022	402,300	139
5	DAX Index	September 2022	1,610,246	210,665
32	E-mini Russell 2000 Index	September 2022	2,951,360	249,417
109	FTSE Taiwan Index	September 2022	5,648,266	129,679
13	Gold 100 OZ(a)	December 2022	2,244,060	27,995
248	S&P 500 E-Mini	September 2022	49,060,600	(215,485)
45	S&P/TSX 60	September 2022	7,983,401	330,954
117	SPI 200 Futures	September 2022	13,681,770	(186,031)
216	U.S. Treasury Note 10 Yr. (CBT)	December 2022	25,251,750	129,315
51	UK Gilt Long Bond	December 2022	6,394,500	101,112
39	WTI Crude(a)	September 2022	3,492,450	158,208

			$119,384,753	$935,942

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
	Total Return on MSCI World
1 Month Federal Funds Rate plus 0.09%	Daily Total Return Net Growth Index	GS	USD	7,921,690	05/09/2023	Monthly	—	(294,552)	(294,552)
TotalReturnon MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	7,451,277	05/09/2023	Monthly	—	396,099	396,099
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	762,985	05/09/2023	Monthly	—	40,559	40,559
Total Return on MSCI World
1 Month Federal Funds Rate plus 0.01%	Daily Total Return Net Growth Index	UBSA	USD	9,378,560	05/12/2023	Monthly	—	(489,955)	(489,955)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	9,965,389	05/12/2023	Monthly	—	703,776	703,776

99	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
	Total Return on MSCI World
1 Month Federal Funds Rate plus 0.05%	Daily Total Return Net Growth Index	UBSA	USD	6,875,355	05/22/2023	Monthly	—	(150,359)	(150,359)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	7,099,980	05/22/2023	Monthly	—	258,992	258,992

							$—	$464,560	$464,560

As of August 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.
(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2022.
(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

See accompanying notes to the financial statements.	100

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	89.0%
Short-Term Investments	17.6
Debt Obligations	15.1
Preferred Stocks	1.3
Swap Contracts	0.1
Loan Assignments	0.1
Forward Currency Contracts	0.0	^
Loan Participations	0.0	^
Investment Funds	0.0	^
Rights/Warrants	0.0	^
Written Options/Credit Linked Options	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Futures Contracts	(0.0	)^
Securities Sold Short	(16.6)
Other	(6.6)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

United States	4.1%
Other Emerging	3.1	†
European Union	0.2	§
Other Developed	(0.1	)‡

	7.3%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

United States	20.4%
Japan	11.8
Taiwan	6.0
China	5.6
Other Developed	5.2	‡
United Kingdom	4.2
South Korea	3.4
Other Emerging	2.8	†
France	2.2
India	1.7
Netherlands	1.6
Spain	1.4
Australia	1.2
Brazil	1.2
Hong Kong	1.1
Mexico	1.1
Switzerland	1.1
Singapore	1.0

	73.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
^	Rounds to 0.0%.

101

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 38.3%

	Australia — 1.2%
28,066	Aurizon Holdings Ltd (a)	70,983
81,259	Beach Energy Ltd	93,921
24,559	BlueScope Steel Ltd	275,548
26,364	Brambles Ltd (a)	221,885
1,134	Brickworks Ltd	15,698
15,165	CSR Ltd	46,528
16,867	Dexus (REIT) (a)	99,768
31,193	Fortescue Metals Group Ltd (a)	387,653
22,136	Genworth Mortgage Insurance Australia Ltd	42,589
44,850	GPT Group (The) (REIT) (a)	127,800
16,654	GrainCorp Ltd – Class A (a)	94,194
9,515	Incitec Pivot Ltd	25,145
4,845	JB Hi-Fi Ltd (a)	133,624
3,919	McMillan Shakespeare Ltd	38,184
38,140	Metcash Ltd (a)	106,731
98,347	Mirvac Group (REIT) (a)	140,059
453	Rio Tinto Ltd (a)	28,771
44,089	Scentre Group (REIT) (a)	87,618
5,324	Sims Ltd	54,930
42,562	Stockland (REIT) (a)	104,697

	Total Australia	2,196,326

	Belgium — 0.4%
476	Ackermans & van Haaren NV	69,588
5,008	Ageas SA/NV	203,202
1,493	Bekaert SA	45,795
6,633	Proximus SADP	84,432
569	Sofina SA	114,059
2,479	UCB SA (a)	174,191

	Total Belgium	691,267

	Brazil — 0.1%
3,700	Banco do Brasil SA	29,650
7,000	Petroleo Brasileiro SA Sponsored ADR (a)	100,030
8,200	Telefonica Brasil SA ADR (a)	66,584
1,655	Vale SA	20,519

	Total Brazil	216,783

	Canada — 1.6%
3,000	Birchcliff Energy Ltd	26,429
7,200	BlackBerry Ltd * (a)	42,768
4,670	Brookfield Asset Management Inc – Class A (a)	224,674
3,500	Canadian Apartment Properties (REIT) (a)	119,043
1,700	Canadian Tire Corp Ltd – Class A (a)	199,946
2,600	Canfor Corp *	51,016
8,358	Celestica Inc *	86,231
700	Cogeco Inc (a)	33,669
3,500	Finning International Inc	75,418
400	iA Financial Corp Inc	21,487
4,000	Interfor Corp *	98,405

Shares	Description	Value ($)

	Canada — continued
3,800	Magna International Inc	219,519
9,200	Manulife Financial Corp (a) (b)	159,153
3,700	Manulife Financial Corp (a) (b)	63,973
2,918	Nutrien Ltd (a)	267,785
2,300	Onex Corp	113,743
1,700	Parex Resources Inc	27,195
2,000	Power Corp of Canada (a)	51,426
3,200	PrairieSky Royalty Ltd	43,614
7,300	Quebecor Inc – Class B (a)	157,689
1,100	Sleep Country Canada Holdings Inc	22,195
12,700	Teck Resources Ltd – Class B* (a) (b)	430,118
3,000	Teck Resources Ltd – Class B (b)	101,550
1,900	Topaz Energy Corp	29,917
1,800	Uni-Select Inc * (a)	50,916
3,200	West Fraser Timber Co Ltd (b)	286,291
400	West Fraser Timber Co Ltd (b)	35,880

	Total Canada	3,040,050

	China — 1.2%
17,195	Alibaba Group Holding Ltd *	205,146
1,300	Autohome Inc ADR (a)	46,293
330,000	Bank of China Ltd – Class H	115,159
269,000	Bank of Communications Co Ltd – Class H	153,268
16,000	Beijing Enterprises Holdings Ltd	47,591
110,000	China Communications Services Corp Ltd – Class H	47,234
12,500	China Conch Venture Holdings Ltd	25,510
318,000	China Construction Bank Corp – Class H	196,582
71,000	China Overseas Land & Investment Ltd	190,810
270,000	China Railway Group Ltd – Class H	154,573
286,000	China Zhongwang Holdings Ltd * (c)	61,218
131,000	CITIC Ltd	135,045
82,000	Dongfeng Motor Group Co Ltd – Class H*	51,992
32,000	Fosun International Ltd	23,620
17,500	Kingboard Holdings Ltd	55,260
40,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	59,315
154,000	Shimao Group Holdings Ltd (c)	86,725
46,400	Sinopharm Group Co Ltd – Class H	103,369
271,000	Sunac China Holdings Ltd * (c)	158,138
2,301	Tencent Holdings Ltd	95,102
14,500	Vipshop Holdings Ltd ADR * (a)	168,345

	Total China	2,180,295

	Denmark — 0.4%
34	AP Moller – Maersk A/S – Class A (a)	79,428
88	AP Moller – Maersk A/S – Class B (a)	211,125
17,132	Danske Bank A/S	228,762
2,296	Pandora A/S	137,936
3,387	Scandinavian Tobacco Group A/S	50,759

	Total Denmark	708,010

See accompanying notes to the financial statements.	102

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.4%
2,711	Metsa Board Oyj – Class B	23,307
3,575	Neste Oyj (a)	176,379
57,326	Nokia Oyj (a)	288,886
27,393	Outokumpu Oyj	109,845
11,386	Stora Enso Oyj – R Shares (a)	169,492

	Total Finland	767,909

	France — 1.4%
3,743	ALD SA (a)	40,740
1,888	APERAM SA	50,960
8,555	ArcelorMittal SA	203,045
865	Arkema SA	73,025
3,837	BNP Paribas SA (a)	178,306
7,301	Coface SA *	73,006
7,253	Derichebourg SA	40,802
2,637	Ipsen SA	252,722
1,905	IPSOS (a)	86,546
289	Kering SA (a)	145,007
368	LVMH Moet Hennessy Louis Vuitton SE (a)	237,458
4,198	Metropole Television SA (a)	51,821
8,528	Publicis Groupe SA (a)	416,382
2,705	Quadient SA	45,820
2,438	Safran SA (a)	248,565
16,358	SES SA, ADR – Class A	114,839
702	Societe BIC SA	39,934
9,024	Societe Generale SA	198,938
8,502	Television Francaise 1 (a)	53,918

	Total France	2,551,834

	Germany — 0.6%
1,118	Aurubis AG	67,691
1,522	Bayer AG (Registered) (a)	80,496
2,466	Bayerische Motoren Werke AG	181,692
1,625	Beiersdorf AG (a)	164,027
3,942	Deutsche Pfandbriefbank AG	34,020
182	Draegerwerk AG & Co KGaA (a)	7,357
2,702	Fresenius SE & Co KGaA (a)	66,843
3,578	HeidelbergCement AG	161,573
368	Hornbach Holding AG & Co KGaA	25,957
9,298	Kloeckner & Co SE	83,909
3,422	Mercedes-Benz Group AG	191,857
1,307	Salzgitter AG	32,132
986	SAP SE (a)	83,977

	Total Germany	1,181,531

	Hong Kong — 0.8%
15,300	ASMPT Ltd (a)	118,505
13,200	Bank of East Asia Ltd (The)	16,631
12,000	Chow Sang Sang Holdings International Ltd	13,510
122,000	CITIC Telecom International Holdings Ltd	42,122
36,500	CK Hutchison Holdings Ltd (a)	235,704

Shares	Description	Value ($)

	Hong Kong —continued
7,200	Dah Sing Financial Holdings Ltd	19,169
114,000	First Pacific Co Ltd	43,962
21,248	Galaxy Entertainment Group Ltd	118,770
21,000	HK Electric Investments & HK Electric Investments Ltd – Class SS (a)	17,522
70,000	HKT Trust & HKT Ltd – Class SS (a)	93,911
26,000	Johnson Electric Holdings Ltd	30,708
40,000	K Wah International Holdings Ltd (a)	15,085
20,000	Kerry Properties Ltd (a)	46,111
74,000	Pacific Textiles Holdings Ltd	27,790
47,000	PCCW Ltd	23,528
28,000	Power Assets Holdings Ltd (a)	167,474
60,000	Shun Tak Holdings Ltd * (a)	9,992
16,000	Sino Land Co Ltd (a)	23,397
34,000	Sun Hung Kai & Co Ltd	15,670
2,000	Sun Hung Kai Properties Ltd (a)	23,496
9,000	Swire Pacific Ltd – Class A (a)	62,251
64,000	VSTECS Holdings Ltd	42,311
11,600	VTech Holdings Ltd	78,885
289,500	WH Group Ltd (a)	197,243
23,500	Yue Yuen Industrial Holdings Ltd	35,039

	Total Hong Kong	1,518,786

	India — 0.4%
17,787	GAIL India Ltd	30,225
9,803	Hindalco Industries Ltd	53,046
17,130	Hindustan Petroleum Corp Ltd	51,876
25,377	Indian Oil Corp Ltd	22,660
70,886	NTPC Ltd	145,085
160,581	Oil & Natural Gas Corp Ltd	277,382
163,782	Tata Steel Ltd	220,199

	Total India	800,473

	Ireland — 0.4%
47,279	Bank of Ireland Group Plc	291,312
5,092	Glanbia Plc	64,801
6,929	Origin Enterprises Plc	25,974
12,511	Ryanair Holdings Plc *	155,001
325	Ryanair Holdings Plc Sponsored ADR * (a)	23,631
7,081	Smurfit Kappa Group Plc	237,423

	Total Ireland	798,142

	Israel — 0.3%
8,071	Bank Leumi Le-Israel BM	85,320
8,519	Isracard Ltd	28,358
26,900	Teva Pharmaceutical Industries Ltd Sponsored ADR * (a)	243,176
7,600	ZIM Integrated Shipping Services Ltd	274,284

	Total Israel	631,138

	Italy — 0.8%
2,000	ACEA SPA (a)	23,949
2,745	Ascopiave SPA (a)	7,110

103	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
2,511	Banca IFIS SPA	29,983
3,249	Credito Emiliano SPA	18,783
7,906	EXOR NV (a)	475,982
25,115	Italgas SPA (a)	129,184
32,364	Leonardo SPA	264,861
69,988	MFE-MediaForEurope NV – Class A* (a)	29,689
12,322	Stellantis NV (a)	164,136
783,313	Telecom Italia SPA *	161,565
83,254	Telecom Italia SPA – RSP *	16,511
37,435	Unipol Gruppo SPA	156,762

	Total Italy	1,478,515

	Japan — 10.3%
1,500	ADEKA Corp	25,312
18,600	Aeon Mall Co Ltd (a)	221,849
1,821	AGC Inc (a)	61,803
2,700	Aisin Corp	80,284
9,400	Amano Corp	173,888
400	Arata Corp	11,852
2,300	Arcland Sakamoto Co Ltd	24,662
8,000	Arcs Co Ltd (a)	116,976
32,300	Asahi Kasei Corp (a)	236,042
1,600	Astellas Pharma Inc (a)	22,684
9,800	Brother Industries Ltd	187,548
1,900	Canon Marketing Japan Inc	43,086
17,400	Chugoku Marine Paints Ltd	110,328
14,200	Citizen Watch Co Ltd	60,671
8,300	Dai Nippon Printing Co Ltd (a)	174,705
200	Dai Nippon Toryo Co Ltd	1,069
300	Daiichi Jitsugyo Co Ltd	8,245
600	Daishi Hokuetsu Financial Group Inc	11,289
4,900	Daiwa House Industry Co Ltd (a)	109,550
26,600	Daiwabo Holdings Co Ltd	374,452
9,700	Denka Co Ltd	232,374
200	Eizo Corp	5,444
2,200	ENEOS Holdings Inc (a)	8,314
700	ESPEC Corp	9,149
16,800	EXEO Group Inc	257,753
7,700	Ezaki Glico Co Ltd	200,351
12,700	Fuji Corp	184,728
3,700	Fuji Electric Co Ltd (a)	159,848
2,000	FUJIFILM Holdings Corp (a)	101,534
1,600	Fukuoka Financial Group Inc	28,591
8,500	H.U. Group Holdings Inc (a)	172,645
1,900	Hanwa Co Ltd	47,003
29,900	Haseko Corp	342,631
2,900	Hazama Ando Corp	17,986
8,600	Hogy Medical Co Ltd (a)	215,088
17,900	Honda Motor Co Ltd (a)	476,539
2,900	Idemitsu Kosan Co Ltd	76,465
3,100	Iida Group Holdings Co Ltd	47,222
1,300	Inabata & Co Ltd	22,748
54,800	Inpex Corp (a)	629,906

Shares	Description	Value ($)

	Japan — continued
4,300	Isuzu Motors Ltd	53,405
7,300	ITOCHU Corp (a)	200,901
2,100	Itochu Enex Co Ltd	16,476
5,300	Itoham Yonekyu Holdings Inc	25,631
1,500	Jaccs Co Ltd	41,250
15,800	JFE Holdings Inc	169,748
1,700	Juroku Financial Group Inc	30,081
28,900	JVCKenwood Corp	42,423
21,800	Kajima Corp	229,391
4,800	Kandenko Co Ltd	28,884
800	Kaneka Corp	21,457
17,000	Kanematsu Corp	183,906
500	Kanematsu Electronics Ltd (a)	15,253
2,600	KDDI Corp (a)	79,563
4,500	Kinden Corp	47,485
17,000	Kirin Holdings Co Ltd (a)	279,850
600	Kissei Pharmaceutical Co Ltd	10,683
800	Kohnan Shoji Co Ltd	19,830
3,100	Kokuyo Co Ltd (a)	39,925
2,900	Komeri Co Ltd	54,466
10,000	Konoike Transport Co Ltd (a)	94,902
17,300	K’s Holdings Corp (a)	159,392
9,700	Kyudenko Corp	195,270
1,000	Macnica Holdings Inc	21,456
14,400	Macromill Inc	109,195
16,300	Mandom Corp (a)	175,328
11,100	Maruichi Steel Tube Ltd	236,629
400	Maruzen Showa Unyu Co Ltd	9,134
15,700	Maxell Ltd	166,521
10,800	Mebuki Financial Group Inc	20,699
7,400	Mitsubishi Corp (a)	242,281
700	Mitsuboshi Belting Ltd	16,092
900	Mitsui DM Sugar Holdings Co Ltd	12,112
6,900	Mitsui OSK Lines Ltd (a)	179,770
6,800	Morinaga & Co Ltd	194,229
6,500	MS&AD Insurance Group Holdings Inc (a)	193,933
8,100	NEC Corp (a)	295,420
10,600	NGK Spark Plug Co Ltd	217,487
9,500	NH Foods Ltd	271,940
1,100	Nichiha Corp	21,921
16,800	Nikon Corp	191,776
1,100	Nippon Soda Co Ltd	36,374
7,200	Nippon Steel Corp (a)	113,732
200	Nippon Steel Trading Corp	7,695
10,700	Nippon Suisan Kaisha Ltd	43,785
10,900	Nippon Telegraph & Telephone Corp (a)	295,437
8,500	Nippon Television Holdings Inc (a)	72,230
800	Nippon Yusen KK (a)	61,019
1,900	Nojima Corp (a)	38,280
27,700	Obayashi Corp	191,589
3,400	Okamura Corp	32,466
1,200	Organo Corp	79,819
3,600	ORIX Corp (a)	59,175
400	Osaka Soda Co Ltd	10,857

See accompanying notes to the financial statements.	104

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
17,200	Pacific Industrial Co Ltd	133,922
38,600	Penta-Ocean Construction Co Ltd	203,705
1,400	Proto Corp	11,235
1,000	Raito Kogyo Co Ltd	13,280
1,200	Raiznext Corp	10,361
2,400	Renesas Electronics Corp * (a)	22,725
2,900	Rohm Co Ltd (a)	216,972
2,600	San-A Co Ltd (a)	77,644
1,600	San-Ai Oil Co Ltd	12,660
3,100	Sanki Engineering Co Ltd	36,617
8,400	Sankyu Inc (a)	258,361
5,100	Sawai Group Holdings Co Ltd	150,719
4,100	Secom Co Ltd (a)	261,208
1,300	Sega Sammy Holdings Inc	19,298
10,500	Seiko Epson Corp	164,995
13,100	Sekisui House Ltd (a)	222,761
400	Sekisui Jushi Corp	4,946
2,400	Shimamura Co Ltd (a)	217,536
28,800	Shimizu Corp	157,924
1,100	Shizuoka Gas Co Ltd (a)	8,233
1,100	Sinko Industries Ltd	12,730
16,940	Sojitz Corp	285,031
19,300	Stanley Electric Co Ltd	356,262
7,600	Subaru Corp	138,148
16,100	SUMCO Corp (a)	218,523
102,600	Sumitomo Chemical Co Ltd	403,867
15,400	Sumitomo Corp (a)	216,610
5,700	Sumitomo Forestry Co Ltd	96,373
11,000	Sumitomo Mitsui Financial Group Inc (a)	331,796
9,700	Sumitomo Mitsui Trust Holdings Inc	301,701
400	Sumitomo Seika Chemicals Co Ltd	8,955
28,800	T&D Holdings Inc	314,531
12,000	Tachi-S Co Ltd	105,420
6,100	Taisei Corp (a)	184,949
7,800	Takara Holdings Inc	59,182
5,700	Takara Leben Co Ltd	15,505
16,100	Takuma Co Ltd	161,755
1,300	Tamron Co Ltd	28,403
23,900	Teijin Ltd	252,682
11,700	THK Co Ltd	237,491
9,400	Toho Holdings Co Ltd (a)	124,501
28,900	Tokai Carbon Co Ltd	210,963
16,800	Tokyo Gas Co Ltd (a)	315,188
7,200	Tokyo Seimitsu Co Ltd (a)	239,841
5,000	Tokyu Construction Co Ltd	23,519
15,400	Toppan Inc (a)	241,851
15,100	Tosei Corp	150,835
10,700	Tosoh Corp	138,349
1,200	Totetsu Kogyo Co Ltd	20,006
900	Towa Pharmaceutical Co Ltd	14,273
3,300	Toyo Construction Co Ltd	20,359
5,800	Toyota Boshoku Corp	84,231
5,300	Toyota Industries Corp (a)	296,232
5,000	Tsumura & Co	114,457

Shares	Description	Value ($)

	Japan — continued
1,700	TV Asahi Holdings Corp (a)	17,715
1,500	Ulvac Inc (a)	58,164
2,000	YAMABIKO Corp	16,327
9,300	Yamada Holdings Co Ltd (a)	32,188
2,700	Yamaha Motor Co Ltd	55,956
2,000	Yamazen Corp	13,393
2,200	Yellow Hat Ltd	28,404
7,800	Yokogawa Bridge Holdings Corp	109,064
600	Yuasa Trading Co Ltd	15,116
6,800	Zenkoku Hosho Co Ltd	224,699

	Total Japan	19,451,814

	Malta — 0.0%
125,500	BGP Holdings (d)	0

	Mexico — 0.2%
36,102	Fomento Economico Mexicano SAB de CV	225,968
51,752	Grupo Mexico SAB de CV – Series B	194,971

	Total Mexico	420,939

	Netherlands — 1.0%
5,793	ABN AMRO Bank NV CVA GDR	55,653
52,055	Aegon NV	232,635
3,400	AerCap Holdings NV *	149,770
1,568	ASR Nederland NV	63,997
13,099	ING Groep NV	114,805
7,104	JDE Peet’s NV (a)	219,054
7,095	Koninklijke Ahold Delhaize NV (a)	195,161
5,533	Koninklijke Philips NV (a)	91,892
6,517	NN Group NV	267,835
4,160	Prosus NV *	257,127
6,371	Randstad NV (a)	296,702

	Total Netherlands	1,944,631

	New Zealand — 0.1%
7,740	Auckland International Airport Ltd * (a)	35,695
35,486	Meridian Energy Ltd (a)	108,260
7,741	Spark New Zealand Ltd	25,607

	Total New Zealand	169,562

	Norway — 0.1%
9,444	Elkem ASA	37,583
12,647	Europris ASA	75,873
3,519	SpareBank 1 Nord Norge	31,718
3,239	SpareBank 1 SMN	39,437
2,107	SpareBank 1 SR-Bank ASA	24,101
7,121	Wallenius Wilhelmsen ASA (a)	40,091

	Total Norway	248,803

	Portugal — 0.4%
4,843	Altri SGPS SA	27,326
135,103	Banco Comercial Portugues SA – Class R	19,656

105	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued
13,312	CTT-Correios de Portugal SA	43,361
24,809	EDP – Energias de Portugal SA	118,478
28,532	Galp Energia SGPS SA	308,116
14,937	Navigator Co SA (The)	59,269
16,961	NOS SGPS SA	62,519
13,264	REN - Redes Energeticas Nacionais SGPS SA	35,163
98,476	Sonae SGPS SA	98,982

	Total Portugal	772,870

	Russia — 0.0%
2,505	LUKOIL PJSC (d)	12,274
5,410	Novatek PJSC (d)	7,034

	Total Russia	19,308

	Singapore — 0.5%
17,200	City Developments Ltd	99,867
53,400	ComfortDelGro Corp Ltd	53,819
222,800	Golden Agri-Resources Ltd	44,664
27,900	Japfa Ltd	11,970
8,400	Jardine Cycle & Carriage Ltd	197,199
33,900	Keppel Corp Ltd	176,060
48,600	StarHub Ltd	42,727
8,100	UOL Group Ltd	40,077
212,500	Yangzijiang Financial Holding Ltd *	56,848
388,900	Yangzijiang Shipbuilding Holdings Ltd	269,522
35,100	Yanlord Land Group Ltd	25,832

	Total Singapore	1,018,585

	South Africa — 0.1%
11,775	Bidvest Group Ltd (The)	147,502

	South Korea — 0.3%
3,662	Kia Corp	219,492
1,223	LG Corp	74,629
137	POSCO Holdings Inc	25,915
2,700	POSCO Holdings Inc Sponsored ADR (a)	126,954
47	Samsung Electronics Co Ltd GDR (Registered) (a)	51,398
1,856	SK Square Co Ltd *	55,771

	Total South Korea	554,159

	Spain — 1.0%
30,150	Acerinox SA	272,792
3,641	Amadeus IT Group SA * (a)	192,206
7,772	Atresmedia Corp de Medios de Comunicacion SA (a)	21,284
52,770	Banco Bilbao Vizcaya Argentaria SA	236,789
260,361	Banco de Sabadell SA	179,059
85,453	Banco Santander SA	206,856
1,991	Bankinter SA	10,203
4,325	Cia de Distribucion Integral Logista Holdings SA (a)	84,062

Shares	Description	Value ($)

	Spain — continued
3,874	Faes Farma SA	15,386
721	Grupo Catalana Occidente SA	21,201
6,826	Industria de Diseno Textil SA (a)	147,383
27,561	Repsol SA (a)	357,965
23,525	Telefonica SA (a)	97,088

	Total Spain	1,842,274

	Sweden — 0.6%
13,005	Fastighets AB Balder – Class B* (a)	71,816
2,695	Industrivarden AB – A Shares	59,726
3,217	Industrivarden AB – C Shares	70,574
6,618	Investor AB – A Shares (a)	109,996
12,212	Investor AB – B Shares (a)	192,476
5,114	Inwido AB	50,012
7,068	Kinnevik AB – Class B*	100,585
1,539	New Wave Group AB – B Shares	24,754
5,381	Skanska AB – B Shares (a)	79,492
37,851	SSAB AB – A Shares	182,054
6,143	Svenska Cellulosa AB SCA – Class B (a)	92,043

	Total Sweden	1,033,528

	Switzerland — 0.3%
5,369	Adecco Group AG (Registered) * (a)	170,200
3,677	Logitech International SA (Registered)	182,953
689	Roche Holding AG – Genusschein (a)	222,024
27	Schindler Holding AG (Registered) (a)	4,560
281	Zehnder Group AG	16,600

	Total Switzerland	596,337

	Taiwan — 0.2%
34,000	Hon Hai Precision Industry Co Ltd	121,066
77,800	Ruentex Development Co Ltd	160,428

	Total Taiwan	281,494

	United Kingdom — 2.5%
14,950	3i Group Plc (a)	210,440
40,420	Airtel Africa Plc	62,053
923	Bank of Georgia Group Plc	21,436
53,965	Barratt Developments Plc	267,169
6,788	Bellway Plc	160,498
7,761	Berkeley Group Holdings Plc	328,547
129,122	BT Group Plc (a)	225,873
4,600	Bunzl Plc (a)	152,555
23,338	Centrica Plc * (a)	20,469
20,027	Coca-Cola HBC AG * (a)	457,003
15,721	Compass Group Plc (a)	338,175
9,585	Crest Nicholson Holdings Plc	26,049
290	DCC Plc (a)	16,691
34,999	Ferrexpo Plc	60,202
3,201	Go-Ahead Group Plc (The) * (a)	57,422
1,249	Grafton Group Plc	10,484
13,618	Halfords Group Plc	20,587
2,405	IG Group Holdings Plc	22,823

See accompanying notes to the financial statements.	106

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
33,563	Indivior Plc *	112,460
17,036	Investec Plc	81,888
62,403	Kingfisher Plc (a)	167,631
222,865	M&G Plc	505,777
2,915	Morgan Sindall Group Plc	58,197
11,884	OSB Group Plc	75,769
3,784	Paragon Banking Group Plc	23,521
6,089	Persimmon Plc	104,190
10,305	Pets at Home Group Plc (a)	37,861
11,397	Plus500 Ltd	224,590
45,667	Premier Foods Plc	57,145
9,276	Redde Northgate Plc (a)	36,819
16,468	Redrow Plc	96,740
13,663	S4 Capital Plc * (a)	21,000
5,278	Serica Energy Plc	22,848
7,807	Shell Plc (a)	206,636
72,474	Taylor Wimpey Plc	90,921
1,464	Unilever Plc (a)	66,663
400	Unilever Plc Sponsored ADR (a)	18,156
1,900	Vodafone Group Plc Sponsored ADR (a)	25,498
13,835	WPP Plc (a)	119,162

	Total United Kingdom	4,611,948

	United States — 10.7%
1,183	ADTRAN Holdings, Inc.	27,493
2,800	Aflac, Inc. (a)	166,376
700	Akamai Technologies, Inc. * (a)	63,196
5,800	Ally Financial, Inc. (a)	192,560
1,578	American Express Co. (a)	239,856
600	AppLovin Corp. – Class A* (a)	14,778
800	Arch Capital Group Ltd. * (a)	36,576
2,100	Arrow Electronics, Inc. *	220,101
2,400	AT&T, Inc. (a)	42,096
2,500	Best Buy Co., Inc. (a)	176,725
1,200	Biogen, Inc. * (a)	234,456
400	Bio-Rad Laboratories, Inc. – Class A* (a)	194,016
105	Booking Holdings, Inc. * (a)	196,960
10,313	BorgWarner, Inc.	388,800
1,900	Capital One Financial Corp. (a)	201,058
636	CarMax, Inc. * (a)	56,248
6,300	Carrier Global Corp. (a)	246,456
2,900	CBRE Group, Inc. – Class A* (a)	228,984
2,800	Centene Corp. * (a)	251,272
1,178	Chevron Corp. (a)	186,195
900	Cigna Corp. (a)	255,105
4,300	Citigroup, Inc. (a)	209,883
11,800	Cleveland-Cliffs, Inc. *	203,786
3,400	Cognizant Technology Solutions Corp. – Class A (a)	214,778
5,900	Comcast Corp. – Class A (a)	213,521
2,000	CVS Health Corp. (a)	196,300
3,452	Darling Ingredients, Inc. * (a)	262,559
3,100	Dell Technologies, Inc. – Class C (a)	118,699
2,100	Discover Financial Services (a)	211,029

Shares	Description	Value ($)

	United States — continued
11,000	DISH Network Corp. – Class A* (a)	190,850
3,500	DR Horton, Inc. (a)	249,025
5,100	eBay, Inc. (a)	225,063
2,232	EOG Resources, Inc. (a)	270,742
700	FedEx Corp. (a)	147,567
5,600	Fidelity National Financial, Inc. (a)	218,960
17,800	Ford Motor Co. (a)	271,272
1,400	Fortune Brands Home & Security, Inc. (a)	86,002
200	Fox Corp. – Class A (a)	6,836
9,500	Fox Corp. – Class B (a)	300,390
9,800	Franklin Resources, Inc. (a)	255,486
200	Garmin Ltd. (a)	17,698
6,000	General Motors Co. * (a)	229,260
4,300	Gilead Sciences, Inc. (a)	272,921
1,580	Global Payments, Inc. (a)	196,283
600	Goldman Sachs Group, Inc. (The) (a)	199,602
2,338	Green Plains, Inc. *	85,641
1,500	Henry Schein, Inc. * (a)	110,115
1,496	Hilton Worldwide Holdings, Inc. (a)	190,531
7,700	HP, Inc. (a)	221,067
3,200	IAC, Inc. * (a)	205,664
3,600	Incyte Corp. * (a)	253,548
6,400	Intel Corp. (a)	204,288
2,492	Intercontinental Exchange, Inc. (a)	251,318
2,400	International Business Machines Corp. (a)	308,280
9,600	Invesco Ltd.	158,112
1,800	Jazz Pharmaceuticals Plc * (a)	279,396
16,600	Kinder Morgan, Inc. (a)	304,112
2,000	Knight-Swift Transportation Holdings, Inc. (a)	101,020
2,100	Kroger Co. (The) (a)	100,674
1,000	Laboratory Corp. of America Holdings (a)	225,270
182	Lam Research Corp. (a)	79,700
3,710	Las Vegas Sands Corp. * (a)	139,607
3,400	Lennar Corp. – Class A (a)	263,330
4,388	Liberty Global Plc – Class A* (a)	88,638
9,699	Liberty Global Plc – Class C* (a)	206,686
4,000	Lincoln National Corp.	184,240
900	LKQ Corp. (a)	47,898
18,400	Lumen Technologies, Inc. (a)	183,264
5,447	Lyft, Inc. – Class A* (a)	80,234
3,000	LyondellBasell Industries NV – Class A (a)	249,000
166	Markel Corp. * (a)	198,222
1,400	Meta Platforms, Inc. – Class A* (a)	228,102
3,200	MetLife, Inc. (a)	205,856
4,424	Micron Technology, Inc. (a)	250,089
1,600	Mohawk Industries, Inc. *	176,576
4,400	Molson Coors Brewing Co. – Class B (a)	227,348
500	Netflix, Inc. * (a)	111,780
4,100	NRG Energy, Inc. (a)	169,248
300	Nucor Corp. (a)	39,882
2,800	Oracle Corp. (a)	207,620
8,100	Paramount Global – Class B (a)	189,459
3,200	PayPal Holdings, Inc. * (a)	299,008

107	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
100	Pfizer, Inc. (a)	4,523
2,700	Prudential Financial, Inc. (a)	258,525
5,000	PulteGroup, Inc.	203,300
1,600	Quest Diagnostics, Inc. (a)	200,496
2,906	Raytheon Technologies Corp. (a)	260,813
500	Regeneron Pharmaceuticals, Inc. * (a)	290,530
4,898	Sensata Technologies Holding Plc	197,291
700	Skyworks Solutions, Inc. (a)	68,985
1,200	SS&C Technologies Holdings, Inc. (a)	66,912
400	Stanley Black & Decker, Inc. (a)	35,240
3,100	Steel Dynamics, Inc.	250,232
6,700	Synchrony Financial (a)	219,425
2,700	Textron, Inc. (a)	168,426
3,000	Tyson Foods, Inc. – Class A (a)	226,140
200	United Parcel Service, Inc. – Class B (a)	38,902
1,900	Universal Health Services, Inc. – Class B (a)	185,896
5,018	US Bancorp (a)	228,871
4,900	Verizon Communications, Inc. (a)	204,869
800	Vertex Pharmaceuticals, Inc. * (a)	225,408
3,392	VF Corp. (a)	140,598
24,000	Viatris, Inc. (a)	229,200
4,500	Walgreens Boots Alliance, Inc. (a)	157,770
3,023	Warner Bros Discovery, Inc. * (a)	40,025
5,252	Wells Fargo & Co. (a)	229,565
16,100	Western Union Co. (The) (a)	238,602
4,600	Western Digital Corp. * (a)	194,396
300	Westlake Corp. (a)	29,589
1,000	Whirlpool Corp.	156,600
2,600	Zoom Video Communications, Inc. – Class A* (a)	209,040

	Total United States	20,172,811

	TOTAL COMMON STOCKS (COST $80,755,621)	72,047,624

	PREFERRED STOCKS (e) —0.2%

	Brazil — 0.1%
31,790	Bradespar SA	133,762
14,400	Petroleo Brasileiro SA Sponsored ADR (a)	183,456

	Total Brazil	317,218

	Germany — 0.1%
1,572	Bayerische Motoren Werke AG (a)	109,292
742	Draegerwerk AG & Co KGaA (a)	35,106
184	Volkswagen AG (a)	26,172

	Total Germany	170,570

	TOTAL PREFERRED STOCKS (COST $518,044)	487,788

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 6.7%

	United States — 6.7%
	U.S. Government — 6.7%
12,725,000	U.S. Treasury Note, 0.13%, due 02/28/23	12,529,652
51,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a)	49,930

	Total U.S. Government	12,579,582

	Total United States	12,579,582

	TOTAL DEBT OBLIGATIONS (COST $12,742,343)	12,579,582

	MUTUAL FUNDS — 65.0%

	United States — 65.0%
	Affiliated Issuers — 65.0%
391,219	GMO Emerging Country Debt Fund, Class VI	7,261,026
970,630	GMO Emerging Markets ex-China Fund, Class VI	12,880,253
1,066,758	GMO Emerging Markets Fund, Class VI	25,026,146
1,247,647	GMO International Equity Fund, Class IV	24,341,598
635,829	GMO Multi-Sector Fixed Income Fund, Class IV	11,006,205
395,428	GMO Quality Fund, Class VI	9,802,659
1,253,918	GMO U.S. Equity Fund, Class VI	14,984,319
765,618	GMO U.S. Small Cap Value Fund, Class VI	12,540,822
906,185	GMO U.S. Treasury Fund	4,521,861

	Total Affiliated Issuers	122,364,889

	TOTAL MUTUAL FUNDS (COST $143,711,087)	122,364,889

	SHORT-TERM INVESTMENTS — 12.2%

	Money Market Funds — 6.3%
11,894,262	State Street Institutional Treasury Money Market Fund, 2.10% (f)	11,894,262

	Repurchase Agreements — 5.9%
10,999,221	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/22, maturing on 09/01/22 with a maturity value of $10,998,908 and an effective yield of 2.25%, collateralized by a U.S. Treasury Note with maturity date 08/15/24 and a market value of 11,223,695.	10,999,221

	TOTAL SHORT-TERM INVESTMENTS (COST $22,893,483)	22,893,483

	TOTAL INVESTMENTS — 122.4% (Cost $260,620,578)	230,373,366

See accompanying notes to the financial statements.	108

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (16.6)%

	Common Stocks — (16.5)%

	Australia — (0.5)%
(32,979)	APA Group	(248,689)
(3,448)	ASX Ltd	(183,545)
(641)	Cochlear Ltd	(93,315)
(564)	Domino’s Pizza Enterprises Ltd	(24,309)
(3,371)	IDP Education Ltd	(66,363)
(71,647)	Qantas Airways Ltd*	(257,480)

	Total Australia	(873,701)

	Austria — (0.1)%
(2,362)	Verbund AG	(225,707)

	Belgium — (0.1)%
(4,223)	Anheuser-Busch InBev SA/NV	(203,948)

	Canada — (0.9)%
(600)	Agnico Eagle Mines Ltd	(24,726)
(8,200)	Algonquin Power & Utilities Corp	(112,422)
(10,100)	AltaGas Ltd	(217,788)
(5,700)	Brookfield Renewable Corp – Class A	(218,823)
(5,400)	Enbridge Inc	(222,588)
(1,500)	Franco-Nevada Corp	(180,300)
(10,364)	Pan American Silver Corp	(154,216)
(8,100)	Pembina Pipeline Corp	(286,092)
(4,000)	Restaurant Brands International Inc	(236,000)
(1,000)	Ritchie Bros Auctioneers Inc	(69,340)

	Total Canada	(1,722,295)

	France — (0.6)%
(7,842)	Accor SA*	(187,041)
(1,812)	Aeroports de Paris*	(248,118)
(13,476)	Getlink SE	(253,767)
(179)	Hermes International	(229,257)
(248)	Sartorius Stedim Biotech	(90,709)
(1,272)	Ubisoft Entertainment SA*	(58,658)
(1,163)	Wendel SE	(91,379)

	Total France	(1,158,929)

	Germany — (0.6)%
(5,797)	Delivery Hero SE*	(240,583)
(295)	MTU Aero Engines AG	(52,027)
(1,968)	Puma SE	(120,291)
(1,100)	QIAGEN NV*	(49,892)
(189)	Rational AG	(101,939)
(1,445)	Scout24 SE	(83,251)
(1,870)	Symrise AG – Class A	(195,666)
(97,320)	Telefonica Deutschland Holding AG	(252,637)
(1,308)	Zalando SE*	(30,284)

	Total Germany	(1,126,570)

Shares	Description	Value ($)

	Israel — (0.2)%
(1,800)	CyberArk Software Ltd*	(259,704)
(1,400)	Kornit Digital Ltd*	(43,512)
(500)	Wix.com Ltd*	(31,645)

	Total Israel	(334,861)

	Italy — (0.4)%
(6,384)	Amplifon SPA	(166,373)
(986)	Ferrari NV	(190,340)
(19,363)	FinecoBank Banca Fineco SPA	(209,358)
(22,515)	Infrastrutture Wireless Italiane SPA	(208,667)

	Total Italy	(774,738)

	Japan — (2.1)%
(7,700)	Aeon Co Ltd	(150,194)
(11,300)	ANA Holdings Inc*	(217,258)
(9,500)	Asahi Intecc Co Ltd	(168,982)
(2,900)	East Japan Railway Co	(150,210)
(2,400)	GMO Payment Gateway Inc	(190,330)
(11,200)	Japan Airlines Co Ltd*	(204,852)
(4,200)	Japan Exchange Group Inc	(62,589)
(3,700)	Keio Corp	(140,786)
(900)	Keisei Electric Railway Co Ltd	(25,107)
(2,900)	Kintetsu Group Holdings Co Ltd	(98,474)
(1,700)	Lasertec Corp	(235,361)
(200)	LIXIL Corp	(3,478)
(8,000)	M3 Inc	(256,255)
(15,200)	MonotaRO Co Ltd	(272,723)
(2,100)	Nidec Corp	(139,507)
(12,400)	Nihon M&A Center Inc	(153,676)
(20,000)	Nippon Paint Holdings Co Ltd	(154,247)
(1,600)	Nissin Foods Holdings Co Ltd	(114,474)
(10,700)	Odakyu Electric Railway Co Ltd	(146,173)
(1,800)	ORIENTAL LAND CO LTD	(268,357)
(44,100)	Rakuten Group Inc	(214,029)
(1,700)	Shiseido Co Ltd	(64,216)
(3,400)	Tobu Railway Co Ltd	(80,329)
(10,200)	Tokyu Corp	(121,255)
(6,500)	West Japan Railway Co	(252,969)

	Total Japan	(3,885,831)

	Netherlands — (0.4)%
(169)	Adyen NV*	(260,792)
(68)	Heineken Holding NV	(4,824)
(746)	IMCD NV	(102,915)
(7,938)	Just Eat Takeaway.com NV*	(132,052)
(10,812)	Universal Music Group NV	(214,704)

	Total Netherlands	(715,287)

	New Zealand — (0.1)%
(4,074)	Xero Ltd*	(239,670)

	Norway — (0.1)%
(5,228)	Aker BP ASA	(183,141)

109	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Peru — (0.1)%
(3,300)	Southern Copper Corp	(155,331)

	Singapore — (0.2)%
(4,700)	City Developments Ltd	(27,289)
(49,500)	Singapore Airlines Ltd*	(187,944)
(22,100)	Singapore Exchange Ltd	(149,971)

	Total Singapore	(365,204)

	Spain — (0.3)%
(585)	Aena SME SA*	(71,851)
(6,269)	Cellnex Telecom SA	(244,132)
(10,793)	Ferrovial SA	(270,633)

	Total Spain	(586,616)

	Sweden — (0.2)%
(17,216)	Embracer Group AB – Class B*	(106,816)
(2,276)	Evolution AB	(182,088)

	Total Sweden	(288,904)

	Switzerland — (0.2)%
(5)	Chocoladefabriken Lindt & Spruengli AG	(52,882)
(196)	Partners Group Holding AG	(189,190)
(26)	Schindler Holding AG	(4,529)
(109)	Sika AG (Registered)	(24,525)
(1,550)	Straumann Holding AG (Registered)	(169,853)

	Total Switzerland	(440,979)

	United Kingdom — (0.9)%
(2,205)	Admiral Group Plc	(54,240)
(30,631)	Auto Trader Group Plc	(231,285)
(580)	Croda International Plc	(45,208)
(2,894)	Halma Plc	(69,615)
(14,090)	Hargreaves Lansdown Plc	(133,393)
(37,649)	Informa Plc*	(238,192)
(2,126)	InterContinental Hotels Group Plc	(115,412)
(7,895)	Land Securities Group Plc (REIT)	(59,547)
(2,985)	London Stock Exchange Group Plc	(279,998)
(25,187)	Ocado Group Plc*	(211,675)
(3,448)	Prudential Plc	(36,187)
(245,783)	Rolls-Royce Holdings Plc*	(219,046)
(605)	Spirax-Sarco Engineering Plc	(73,856)

	Total United Kingdom	(1,767,654)

	United States — (8.5)%
(9,800)	AES Corp. (The)	(249,410)
(1,200)	Alnylam Pharmaceuticals, Inc.*	(248,004)
(4,600)	Altria Group, Inc.	(207,552)
(500)	American Tower Corp. (REIT)	(127,025)
(700)	Aon Plc – Class A	(195,482)
(5,700)	Aramark	(203,547)
(1,500)	Arthur J Gallagher & Co.	(272,355)
(900)	Autodesk, Inc.*	(181,566)
(2,100)	Bill.Com Holdings, Inc.*	(339,948)

Shares	Description	Value ($)

	United States — continued
(1,600)	BioMarin Pharmaceutical, Inc.*	(142,720)
(600)	Bio-Techne Corp.	(199,086)
(1,500)	Boeing Co. (The)*	(240,375)
(500)	Broadcom, Inc.	(249,555)
(1,200)	Burlington Stores, Inc.*	(168,228)
(5,400)	Caesars Entertainment, Inc.*	(232,848)
(5,300)	Carvana Co. – Class A*	(174,847)
(1,800)	Catalent, Inc.*	(158,400)
(4,300)	Ceridian HCM Holding, Inc.*	(256,452)
(200)	Chipotle Mexican Grill, Inc. – Class A*	(319,360)
(10,900)	Clarivate Plc*	(127,203)
(3,800)	Cloudflare, Inc. – Class A*	(237,766)
(1,200)	CME Group, Inc.	(234,732)
(4,000)	Coupa Software, Inc.*	(233,600)
(800)	Crown Castle, Inc. (REIT)	(136,664)
(800)	Delta Air Lines, Inc.*	(24,856)
(2,800)	Dexcom, Inc.*	(230,188)
(1,700)	Diamondback Energy, Inc.	(226,576)
(2,000)	DocuSign, Inc. – Class A*	(116,440)
(2,400)	Dominion Energy, Inc.	(196,320)
(700)	Dynatrace, Inc.*	(26,726)
(100)	Equinix, Inc. (REIT)	(65,737)
(1,800)	Equity LifeStyle Properties, Inc. (REIT)	(126,180)
(5,500)	Exact Sciences Corp.*	(195,525)
(3,500)	Fastenal Co.	(176,155)
(4,000)	Fortinet, Inc.*	(194,760)
(600)	Gartner, Inc.*	(171,192)
(3,100)	Guidewire Software, Inc.*	(222,301)
(1,000)	Hess Corp.	(120,780)
(700)	HubSpot, Inc.*	(235,928)
(500)	IDEXX Laboratories, Inc.*	(173,810)
(2,500)	Ingersoll Rand, Inc.	(118,425)
(1,100)	Insulet Corp.*	(281,017)
(1,300)	IQVIA Holdings, Inc.*	(276,458)
(3,200)	Iron Mountain, Inc. (REIT)	(168,352)
(4,100)	Liberty Media Corp.-Liberty Formula One – Class C*	(261,088)
(700)	Linde Plc*	(198,002)
(2,900)	Live Nation Entertainment, Inc.*	(262,044)
(900)	MarketAxess Holdings, Inc.	(223,731)
(1,100)	Marriott International, Inc. – Class A	(169,114)
(800)	MongoDB, Inc. – Class A*	(258,288)
(400)	Monolithic Power Systems, Inc.	(181,272)
(400)	Moody’s Corp.	(113,808)
(500)	MSCI, Inc. – Class A	(224,620)
(6,800)	NiSource, Inc.	(200,668)
(3,700)	Novocure Ltd.*	(303,881)
(2,400)	Okta, Inc.*	(219,360)
(3,800)	ONEOK, Inc.	(232,674)
(10,200)	Palantir Technologies, Inc. – Class A*	(78,744)
(500)	Palo Alto Networks, Inc.*	(278,405)
(2,100)	Paychex, Inc.	(259,014)
(5,700)	Peloton Interactive, Inc. – Class A*	(58,083)
(1,600)	Philip Morris International, Inc.	(152,784)

See accompanying notes to the financial statements.	110

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(100)	Public Storage (REIT)	(33,083)
(500)	RingCentral, Inc. – Class A*	(21,520)
(4,000)	ROBLOX Corp. – Class A*	(156,440)
(2,600)	Roku, Inc.*	(176,800)
(6,200)	Rollins, Inc.	(209,312)
(5,600)	Royal Caribbean Cruises Ltd.*	(228,760)
(1,500)	Seagen, Inc.*	(231,435)
(500)	ServiceNow, Inc.*	(217,310)
(700)	Sherwin-Williams Co. (The)	(162,470)
(1,200)	Simon Property Group, Inc. (REIT)	(122,376)
(7,200)	Snap, Inc. – Class A*	(78,336)
(700)	Starbucks Corp.	(58,849)
(2,600)	Sysco Corp.	(213,772)
(4,300)	Teladoc Health, Inc.*	(133,558)
(900)	Tesla, Inc.*	(248,049)
(300)	TransDigm Group, Inc.*	(180,117)
(2,500)	Twilio, Inc. – Class A*	(173,950)
(6,000)	Uber Technologies, Inc.*	(172,560)
(2,500)	UDR, Inc. (REIT)	(112,175)
(900)	Vail Resorts, Inc.	(202,212)
(1,100)	Wayfair, Inc. – Class A*	(57,981)
(8,600)	Williams Cos, Inc. (The)	(292,658)
(2,242)	Zillow Group, Inc. – Class C*	(75,017)
(300)	Zoetis, Inc.	(46,959)
(200)	ZoomInfo Technologies, Inc. – Class A*	(9,084)
(1,400)	Zscaler, Inc.*	(222,936)

	Total United States	(15,997,750)

	TOTAL COMMON STOCKS (PROCEEDS $39,723,540)	(31,047,116)

	PREFERRED STOCKS (e) — (0.1)%
	Germany — (0.1)%
(561)	Sartorius AG	(233,727)

	TOTAL PREFERRED STOCKS (PROCEEDS $236,085)	(233,727)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $39,959,625)	(31,280,843)

	Other Assets and Liabilities (net) — (6.0%)	(10,852,258)

	TOTAL NET ASSETS — 100.0%	$188,240,265

111	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

A summary of outstanding financial instruments at August 31, 2022 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD 1	05/24/2024	Monthly	—	(773)	(773)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD 1	05/24/2024	Monthly	—	(271)	(271)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD 1	05/24/2024	Monthly	—	(7,865)	(7,865)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	GS	USD 872,459	05/24/2024	Monthly	—	20,254	20,254
Total Return on Equity Basket (g) (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD 3,408,245	05/24/2024	Monthly	—	85,474	85,474

						$—	$96,819	$96,819

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity. (c) Investment valued using significant unobservable inputs (Note 2).
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists. (f) The rate disclosed is the 7 day net yield as of August 31, 2022.
(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

See accompanying notes to the financial statements.	112

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2022 (Unaudited)

(h)	The following table represents the individual long and/or short positions within the custom equity basket swap as of August 31, 2022:

Shares	Description	%of Equity Basket	Value ($)
(32,000)	Air China Ltd – Class H	0.8%	(25,634)
(134,300)	Airports of Thailand Pcl NVDR	8.1%	(267,627)
(244,000)	Alibaba Health Information Technology Ltd	4.2%	(139,827)
(320,000)	Alibaba Pictures Group Ltd	0.8%	(25,173)
(378,000)	China Molybdenum Co Ltd – Class H	5.0%	(168,556)
(24,000)	China Resources Beer Holdings Co Ltd	5.0%	(167,304)
(27,500)	Citic Securities Co Ltd – Class H	1.7%	(55,738)
(27,000)	Far EasTone Telecommunications Co Ltd	2.0%	(66,219)
(20,440)	Ganfeng Lithium Co Ltd – Class H	5.4%	(179,575)
(52,000)	Greentown Service Group Co Ltd	1.1%	(37,568)
(139,800)	Gulf Energy Development Pcl NVDR	5.9%	(196,175)
(348)	Hanmi Pharm Co Ltd	2.4%	(79,748)
(4,900)	Hong Kong Exchanges and Clearing Ltd	5.9%	(197,443)
(2,364)	Hotel Shilla Co Ltd	3.9%	(129,498)
(1,795)	Kakao Corp	2.9%	(97,475)
(104,000)	Kingdee International Software Group Co Ltd	6.1%	(201,854)
(16,300)	Klabin SA	1.8%	(58,998)
(4,107)	Korea Aerospace Industries Ltd	5.6%	(186,358)
(12,000)	Kuaishou Technology	3.1%	(103,974)
(17,600)	Microport Scientific Corp	1.1%	(34,973)
(281)	POSCO Chemical Co Ltd	1.1%	(34,932)
(327)	Samsung Biologics Co Ltd	6.1%	(203,381)
(41,898)	Samsung Heavy Industries Co Ltd	5.6%	(185,895)
(113,600)	Sands China Ltd	7.7%	(254,020)
(489)	Yuhan Corp	0.6%	(20,680)
(178,000)	Zijin Mining Group Co Ltd – Class H	6.1%	(201,135)

	TOTAL COMMON STOCKS		$(3,319,760)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 114.

113	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2022 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

CMT - Constant Maturity Treasury

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

The rates shown on variable rate notes are the current interest rates at August 31, 2022, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc. MORD - Morgan Stanley Capital Services LLC MSCI - Morgan Stanley & Co. International PLC SSB - State Street Bank and Trust Company UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canada Dollar

CHF - Switzerland Franc

CLP - Chile Peso

COP - Colombia Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - United Kingdom Pound

HUF - Hungary Forint

IDR - Indonesia Rupiah

ILS - Israel Shekel

INR - Indian Rupee

JPY - Japan Yen

KRW - Korean Won

MXN - Mexico Peso

NOK - Norway Krone

NZD - New Zealand Dollar

PEN - Peru Nuevo Sol

PHP - Philippines Peso

PLN - Poland Zloty

RON - Romania New Leu

SEK - Sweden Krona

SGD - Singapore Dollar

THB - Thailand Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South Africa Rand

See accompanying notes to the financial statements.	114

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited)

	Consolidated Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$6,007,107	$4,621,465,431	$298,140,475	$370,586,119

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	201,496,133	3,612,347	1,172,894,678	376,778

Repurchase agreements, at value (Note 2)(d)	51,017,820	—	—	—

Foreign currency, at value (Note 2)(e)	258,492	—	1,129,031	—

Cash	2,153,166	—	—	—

Receivable for investments sold	10,799,719	9,225,000	2,757,706	1,519,798

Receivable for Fund shares sold	254,015	5,757,763	—	105

Receivable for closed swap contracts (Note 4)	1,486	—	1,932	—

Dividends and interest receivable	331,654	5,114	4,439,179	666

Dividend withholding tax receivable	25,487	—	248,753	—

Foreign capital gains tax refund receivable (Note 2)	—	—	123,540	—

Unrealized appreciation on open forward currency contracts (Note 4)	1,468,151	—	905,232	—

Receivable from liquidated underlying funds (Note 2)	412,038	—	—	268,567

Receivable for variation margin on open cleared swap contracts (Note 4)	64,172	—	53,939	—

Due from broker (Note 2)	2,428,416	—	1,233,632	—

Receivable for variation margin on open futures contracts (Note 4)	228,761	—	1,044,835	—

Receivable for open OTC swap contracts (Note 4)	6,603,162	—	758,647	—

Interest receivable for open OTC swap contracts (Note 4)	413,783	—	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	70,858	308,836	47,464	14,135

Total assets	284,034,420	4,640,374,491	1,483,779,043	372,766,168

Liabilities:

Investments sold short, at value (Note 2)(f)	61,411,769	—	224,588,761	—

Due to custodian	—	—	50,716	—

Payable for cash collateral from securities loaned (Note 2)	—	—	11,574,058	—

Payable for investments purchased	22,814,958	—	6,977,380	—

Payable for Fund shares repurchased	1,130,355	9,155,929	—	72,707

Accrued foreign capital gains tax payable (Note 2)	3,099	—	218,326	—

Payable to affiliate for (Note 5):

Management fee	121,572	2,579,881	—	—

Supplemental support fee – Class MF	—	103,655	—	—

Shareholder service fee	28,477	387,122	—	—

Payable for variation margin on open futures contracts (Note 4)	176,198	—	—	—

Payable for closed swap contracts (Note 4)	1,754	—	1,461	—

Unrealized depreciation on open forward currency contracts (Note 4)	1,608,391	—	1,013,388	—

Interest payable for open OTC swap contracts (Note 4)	64,169	—	—	—

Interest and dividend payable for short sales	50,532	—	250,139	—

Payable for open OTC swap contracts (Note 4)	999,532	—	52,801	—

Payable to Trustees and related expenses	2,165	31,000	10,984	5,590

Written options outstanding, at value (Note 4)(g)	877,244	—	—	—

Accrued expenses	150,185	182,550	685,277	63,821

Total liabilities	89,440,400	12,440,137	245,423,291	142,118

Net assets	$194,594,020	$4,627,934,354	$1,238,355,752	$372,624,050

(a) Cost of investments – affiliated issuers:	$8,893,542	$5,136,177,295	$336,686,126	$459,340,274

(b) Cost of investments – unaffiliated issuers:	$213,581,219	$3,612,347	$1,399,194,739	$376,778

(c) Includes securities on loan at value (Note 2):	$—	$—	$18,646,086	$—

(d) Cost of investments – repurchase agreements:	$51,017,820	$—	$—	$—

(e) Cost of foreign currency:	$273,180	$—	$1,179,151	$—

(f) Proceeds from securities sold short:	$73,662,219	$—	$265,839,534	$—

(g) Premiums on written options:	$360,629	$—	$—	$—

115	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Consolidated Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund

Net assets consist of:

Paid-in capital	$216,171,357	$5,349,509,607	$1,648,326,729	$648,359,562

Distributable earnings (accumulated loss)	(21,577,337)	(721,575,253)	(409,970,977)	(275,735,512)

	$194,594,020	$4,627,934,354	$1,238,355,752	$372,624,050

Net assets attributable to:

Class III	$—	$1,558,430,280	$1,238,355,752	$337,138,879

Class IV	$—	$1,251,001,175	$—	$—

Class VI	$57,125,741	$—	$—	$—

Class MF	$—	$1,188,696,186	$—	$—

Class R6	$4,114	$278,394,001	$—	$23,062,786

Class I	$137,464,165	$351,412,712	$—	$12,422,385

Shares outstanding:

Class III	—	64,671,435	70,856,675	11,454,185

Class IV	—	51,897,262	—	—

Class VI	3,235,731	—	—	—

Class MF	—	49,272,283	—	—

Class R6	232	11,560,756	—	784,040

Class I	7,826,766	14,607,012	—	422,074

Net asset value per share:

Class III	$—	$24.10	$17.48	$29.43

Class IV	$—	$24.11	$—	$—

Class VI	$17.65	$—	$—	$—

Class MF	$—	$24.13	$—	$—

Class R6	$17.76	$24.08	$—	$29.42

Class I	$17.56	$24.06	$—	$29.43

See accompanying notes to the financial statements.	116

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$75,977,016	$1,319,157,000	$20,443,175	$194,340,243

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	36,838	75,077	4,804,991,071	73,454

Receivable for investments sold	—	—	43,463,608	—

Receivable for Fund shares sold	—	—	—	132,757

Receivable for closed swap contracts (Note 4)	—	—	13,996	—

Dividends and interest receivable	64	209	17,133,558	138

Dividend withholding tax receivable	—	—	511,475	—

Foreign capital gains tax refund receivable (Note 2)	—	—	4,314	—

EU tax reclaims receivable (Note 2)	—	—	192,194	—

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	9,865,772	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	389,988	—

Due from broker (Note 2)	—	—	93,468,107	—

Receivable for variation margin on open futures contracts (Note 4)	—	—	3,595,435	—

Receivable for open OTC swap contracts (Note 4)	—	—	5,740,681	—

Interest receivable for open OTC swap contracts (Note 4)	—	—	83,376	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	4,579	19,673	199,635	10,362

Total assets	76,018,497	1,319,251,959	5,000,096,385	194,556,954

Liabilities:

Investments sold short, at value (Note 2)(d)	—	—	861,913,571	—

Foreign currency due to custodian	—	—	2,798,067	—

Due to custodian	—	—	120,960	—

Due to broker (Note 2)	—	—	505,162	—

Payable for cash collateral from securities loaned (Note 2)	—	—	20,609,596	—

Payable for investments purchased	—	—	58,279,295	98,672

Payable for Fund shares repurchased	—	8,931	9,225,000	33,549

Accrued foreign capital gains tax payable (Note 2)	—	—	833,345	—

Payable for variation margin on open futures contracts (Note 4)	—	—	882,462	—

Payable for closed swap contracts (Note 4)	—	—	20,461	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	10,966,640	—

Interest payable for open OTC swap contracts (Note 4)	—	—	138,626	—

Interest and dividend payable for short sales	—	—	1,021,571	—

Payable for open OTC swap contracts (Note 4)	—	—	2,461,895	—

Payable to Trustees and related expenses	505	10,177	30,417	1,402

Written options outstanding, at value (Note 4)(e)	—	—	249,774	—

Accrued expenses	18,961	85,769	1,593,364	23,979

Total liabilities	19,466	104,877	971,650,206	157,602

Net assets	$75,999,031	$1,319,147,082	$4,028,446,179	$194,399,352

(a) Cost of investments – affiliated issuers:	$84,206,065	$1,594,640,412	$20,521,894	$233,480,809

(b) Cost of investments – unaffiliated issuers:	$36,838	$75,077	$5,516,513,687	$73,454

(c) Includes securities on loan at value (Note 2):	$—	$—	$51,272,585	$—

(d) Proceeds from securities sold short:	$—	$—	$1,036,318,282	$—

(e) Premiums on written options:	$—	$—	$214,127	$—

117	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund

Net assets consist of:

Paid-in capital	$155,551,694	$1,613,880,288	$5,371,038,927	$397,170,167

Distributable earnings (accumulated loss)	(79,552,663)	(294,733,206)	(1,342,592,748)	(202,770,815)

	$75,999,031	$1,319,147,082	$4,028,446,179	$194,399,352

Net assets attributable to:

Core Class	$—	$—	$4,028,446,179	$—

Class III	$75,999,031	$1,307,605,462	$—	$187,302,188

Class R6	$—	$5,792,985	$—	$7,097,164

Class I	$—	$5,748,635	$—	$—

Shares outstanding:

Core Class	—	—	342,315,846	—

Class III	3,724,735	55,187,403	—	13,538,541

Class R6	—	244,479	—	513,062

Class I	—	242,805	—	—

Net asset value per share:

Core Class	$—	$—	$11.77	$—

Class III	$20.40	$23.69	$—	$13.83

Class R6	$—	$23.70	$—	$13.83

Class I	$—	$23.68	$—	$—

See accompanying notes to the financial statements.	118

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$476,150,623	$—	$122,364,889

Investments in unaffiliated issuers, at value (Note 2)(b)	361,767	217,548,561	108,008,477

Foreign currency, at value (Note 2)(c)	—	39	80,341

Cash	—	544	—

Receivable for Fund shares sold	67	42,207	1,530,000

Dividends and interest receivable	483	299,883	306,682

Dividend withholding tax receivable	—	—	21,183

Foreign capital gains tax refund receivable (Note 2)	—	—	2,767

Unrealized appreciation on open forward currency contracts (Note 4)	—	1,374,389	—

Due from broker (Note 2)	—	583,628	—

Receivable for variation margin on open futures contracts (Note 4)	—	446,221	—

Receivable for open OTC swap contracts (Note 4)	—	1,399,426	105,728

Interest receivable for open OTC swap contracts (Note 4)	—	24,966	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	10,381	25,141	23,614

Total assets	476,523,321	221,745,005	232,443,681

Liabilities:

Investments sold short, at value (Note 2)(d)	—	—	31,280,843

Due to custodian	—	—	624

Payable for investments purchased	—	7,000,000	11,294,453

Payable for Fund shares repurchased	—	45,080	1,425,000

Accrued foreign capital gains tax payable (Note 2)	—	—	9,659

Payable to affiliate for (Note 5):

Management fee	—	154,126	—

Shareholder service fee	—	12,905	—

Payable for variation margin on open futures contracts (Note 4)	—	644,106	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	2,781,976	—

Interest payable for open OTC swap contracts (Note 4)	—	24,579	—

Interest and dividend payable for short sales	—	—	31,602

Payable for open OTC swap contracts (Note 4)	—	934,866	8,909

Payable to Trustees and related expenses	4,955	1,742	3,214

Accrued expenses	39,979	167,272	149,112

Total liabilities	44,934	11,766,652	44,203,416

Net assets	$476,478,387	$209,978,353	$188,240,265

(a) Cost of investments – affiliated issuers:	$591,121,721	$—	$143,711,087

(b) Cost of investments – unaffiliated issuers:	$361,767	$218,709,633	$116,909,491

(c) Cost of foreign currency:	$—	$40	$81,073

(d) Proceeds from securities sold short:	$—	$—	$39,959,625

119	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2022 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Net assets consist of:
Paid-in capital	$726,421,853	$299,531,216	$207,604,544
Distributable earnings (accumulated loss)	(249,943,466)	(89,552,863)	(19,364,279)

	$476,478,387	$209,978,353	$188,240,265

Net assets attributable to:
Class III	$269,057,060	$21,659,823	$188,240,265

Class VI	$—	$176,793,202	$—

Class R6	$207,421,327	$—	$—

Class I	$—	$11,525,328	$—

Shares outstanding:
Class III	10,965,831	822,343	12,192,392

Class VI	—	6,720,421	—

Class R6	8,456,623	—	—

Class I	—	438,383	—

Net asset value per share:
Class III	$24.54	$26.34	$15.44

Class VI	$—	$26.31	$—

Class R6	$24.53	$—	$—

Class I	$—	$26.29	$—

See accompanying notes to the financial statements.	120

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2022 (Unaudited)

	Consolidated Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,499,229	$13,729	$28,934,524	$5,491
Dividends from affiliated issuers (Note 10)	104,779	34,310,670	3,427,115	2,090,435
Interest	595,844	93	2,185,660	—
Non-cash paid in-kind dividends from unaffiliated issuers	—	—	1,873,113	—
Securities lending income from affiliated issuers (net)	—	—	85,283	—
Securities lending income (net)	—	—	94,248	—
Other income (Note 2)	14,496	—	464,496	9,432

Total investment income	3,214,348	34,324,492	37,064,439	2,105,358

Expenses:
Management fee (Note 5)	803,778	15,779,561	—	—
Shareholder service fee – Class III (Note 5)	—	1,235,974	—	—
Shareholder service fee – Class IV (Note 5)	—	639,350	—	—
Shareholder service fee – Class VI (Note 5)	21,556	—	—	—
Shareholder service fee – Class R6 (Note 5)	22	209,439	—	—
Shareholder service fee – Class I (Note 5)	155,989	274,502	—	—
Supplemental support fee – Class MF (Note 5)	—	641,665	—	—
Audit and tax fees	70,268	13,432	72,864	14,904
Custodian, fund accounting agent and transfer agent fees	287,274	258,777	630,607	45,791
Dividend expense on short sales	607,233	—	2,239,813	—
Legal fees	5,401	61,537	19,729	5,853
Registration fees	35,513	48,082	1,042	20,598
Trustees’ fees and related expenses (Note 5)	5,415	105,185	33,491	10,667
Interest expense and borrowing costs for investments sold short (Note 2)	132,386	—	521,353	—
Miscellaneous	25,824	12,511	34,101	2,808

Total expenses	2,150,659	19,280,015	3,553,000	100,621
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(309,283)	(209,590)	(411,407)	(83,827)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(22,489)	(1,302,261)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(692)	(145,378)	—	—

Net expenses	1,818,195	17,622,786	3,141,593	16,794

Net investment income (loss)	1,396,153	16,701,706	33,922,846	2,088,564

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(5,827,938)	—	4,320,871	—
Investments in affiliated issuers	(313,594)	(19,586,276)	(9,848,996)	(18,014,056)
Investments in securities sold short	9,600,375	—	42,343,405	—
Realized gain distributions from affiliated issuers (Note 10)	—	8,712,522	5,564,540	6,185,719
Futures contracts	771,850	—	38,824,100	—
Written options	624,801	—	—	—
Swap contracts	(2,724,930)	—	251,704	—
Forward currency contracts	(4,772,030)	—	1,648,637	—
Foreign currency and foreign currency related transactions	1,852	—	(1,070,419)	—

Net realized gain (loss)	(2,639,614)	(10,873,754)	82,033,842	(11,828,337)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(8,718,732)	—	(197,891,406)	—
Investments in affiliated issuers	(1,406,172)	(292,199,573)	(14,261,581)	(39,703,603)
Investments in securities sold short	6,102,171	—	15,006,017	—
Futures contracts	(533,367)	—	(18,611,390)	—
Written options	(607,287)	—	—	—
Swap contracts	1,273,585	—	1,148,035	—
Forward currency contracts	1,291,492	—	440,240	—
Foreign currency and foreign currency related transactions	(72,229)	—	(83,408)	—

Net change in unrealized appreciation (depreciation)	(2,670,539)	(292,199,573)	(214,253,493)	(39,703,603)

Net realized and unrealized gain (loss)	(5,310,153)	(303,073,327)	(132,219,651)	(51,531,940)

Net increase (decrease) in net assets resulting from operations	$(3,914,000)	$(286,371,621)	$(98,296,805)	$(49,443,376)

(a) Withholding tax:	$154,469	$—	$2,650,201	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$7,305	$—	$72,311	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(12,929)	$—	$(82,620)	$—

121	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2022 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$295,679	$7,593,023	$—	$701,795
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	184	1,657	86,819,759	66
Interest	1	—	14,005,852	—
Non-cash paid in-kind dividends from unaffiliated issuers	—	—	5,533,617	—
Securities lending income from affiliated issuers (net)	—	—	174,899	—
Securities lending income (net)	—	—	224,815	—
Other income (Note 2)	—	—	1,667,946	—

Total investment income	295,864	7,594,680	108,426,888	701,861

Expenses:
Audit and tax fees	12,604	11,500	112,240	12,880
Custodian, fund accounting agent and transfer agent fees	7,068	43,593	1,254,032	19,270
Dividend expense on short sales	—	—	7,814,413	—
Legal fees	997	18,179	58,784	2,597
Registration fees	1,827	34,040	—	22,448
Trustees’ fees and related expenses (Note 5)	1,777	32,693	96,222	4,681
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	1,297,054	—
Miscellaneous	1,381	5,798	51,607	1,748

Total expenses	25,654	145,803	10,684,352	63,624
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(23,877)	(110,834)	(1,346,337)	(58,943)

Net expenses	1,777	34,969	9,338,015	4,681

Net investment income (loss)	294,087	7,559,711	99,088,873	697,180

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	(69,536,648)	—
Investments in affiliated issuers	68,655	(14,255,717)	(104,536)	(186,769)
Investments in securities sold short	—	—	94,180,264	—
Realized gain distributions from affiliated issuers (Note 10)	1,853,153	26,659,288	—	467,684
Futures contracts	—	—	114,061,686	—
Written options	—	—	982,969	—
Swap contracts	—	—	(9,345,567)	—
Forward currency contracts	—	—	(17,687,321)	—
Foreign currency and foreign currency related transactions	—	—	33,806	—

Net realized gain (loss)	1,921,808	12,403,571	112,584,653	280,915

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	(527,862,408)	4,591,576
Investments in affiliated issuers	(12,982,259)	(235,302,323)	(15,337)	(39,140,566)
Investments in securities sold short	—	—	106,356,744	—
Futures contracts	—	—	(50,931,905)	—
Written options	—	—	(296,804)	—
Swap contracts	—	—	10,468,987	—
Forward currency contracts	—	—	4,915,191	—
Foreign currency and foreign currency related transactions	—	—	(535,113)	—
Net change in unrealized appreciation (depreciation)	(12,982,259)	(235,302,323)	(457,900,645)	(34,548,990)

Net realized and unrealized gain (loss)	(11,060,451)	(222,898,752)	(345,315,992)	(34,268,075)

Net increase (decrease) in net assets resulting from operations	$(10,766,364)	$(215,339,041)	$(246,227,119)	$(33,570,895)

(a) Withholding tax:	$—	$—	$7,500,489	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$379,066	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$(344,018)	$—

See accompanying notes to the financial statements.	122

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2022 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$3,631,918	$—	$904,373
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	1,399	16,047	1,929,147
Interest	—	1,005,032	138,064
Non-cash paid in-kind dividends from unaffiliated issuers	—	—	258,546

Total investment income	3,633,317	1,021,079	3,230,130

Expenses:
Management fee (Note 5)	—	1,030,356	—
Shareholder service fee – Class III (Note 5)	—	22,502	—
Shareholder service fee – Class VI (Note 5)	—	53,359	—
Shareholder service fee – Class I (Note 5)	—	13,801	—
Audit and tax fees	12,236	43,148	30,724
Custodian, fund accounting agent and transfer agent fees	33,576	87,230	121,042
Dividend expense on short sales	—	—	311,537
Legal fees	7,665	5,074	2,466
Registration fees	7,728	25,527	1,922
Trustees’ fees and related expenses (Note 5)	13,530	5,355	4,335
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	71,863
Miscellaneous	2,283	10,025	16,683

Total expenses	77,018	1,296,377	560,572
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(63,464)	(156,142)	(157,909)

Net expenses	13,554	1,140,235	402,663

Net investment income (loss)	3,619,763	(119,156)	2,827,467

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	(1,054,886)	(554,787)
Investments in affiliated issuers	(5,674,170)	—	(368,661)
Investments in securities sold short	—	—	4,766,601
Realized gain distributions from affiliated issuers (Note 10)	1,154,154	—	2,266,597
Futures contracts	—	2,174,655	—
Swap contracts	—	(616,842)	484,028
Forward currency contracts	—	(7,752,261)	—
Foreign currency and foreign currency related transactions	—	123,636	(48,413)

Net realized gain (loss)	(4,520,016)	(7,125,698)	6,545,365

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	16,072	(14,344,934)
Investments in affiliated issuers	(97,165,954)	—	(21,618,460)
Investments in securities sold short	—	—	3,391,153
Futures contracts	—	(3,635,782)	—
Swap contracts	—	1,195,901	(48,693)
Forward currency contracts	—	(1,108,497)	—
Foreign currency and foreign currency related transactions	—	(3,583)	(5,420)

Net change in unrealized appreciation (depreciation)	(97,165,954)	(3,535,889)	(32,626,354)

Net realized and unrealized gain (loss)	(101,685,970)	(10,661,587)	(26,080,989)

Net increase (decrease) in net assets resulting from operations	$(98,066,207)	$(10,780,743)	$(23,253,522)

(a) Withholding tax:	$—	$—	$174,765
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$1,912
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$(5,010)

123	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Consolidated Alternative Allocation Fund		Benchmark- Free Allocation Fund

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,396,153	$604,065	$16,701,706	$125,445,340
Net realized gain (loss)	(2,639,614)	1,862,748	(10,873,754)	(51,783,321)
Change in net unrealized appreciation (depreciation)	(2,670,539)	(3,368,084)	(292,199,573)	(9,001,883)

Net increase (decrease) in net assets from operations	(3,914,000)	(901,271)	(286,371,621)	64,660,136

Distributions to shareholders:
Class III	—	—	—	(40,126,356)
Class IV	—	—	—	(36,148,761)
Class VI	(566,438)	(6,442,811)	—	—
Class MF	—	—	—	(34,695,369)
Class R6	(239)	(15,298)	—	(5,897,575)
Class I	(1,316,124)	(6,161,945)	—	(8,143,311)

Total distributions	(1,882,801)	(12,620,054)	—	(125,011,372)

Net share transactions (Note 9):
Class III	—	—	(70,803,250)	(488,898,874)
Class IV	—	—	(61,243,142)	(553,716,829)
Class VI	(71,565,539)	(91,476,207)	—	—
Class MF	—	—	(106,114,195)	(330,119,921)
Class R6	(17,553)	(445,328)	21,191,850	(35,040,180)
Class I	(7,191,059)	(114,729,175)	7,629,673	46,774,244

Increase (decrease) in net assets resulting from net share transactions	(78,774,151)	(206,650,710)	(209,339,064)	(1,361,001,560)

Total increase (decrease) in net assets	(84,570,952)	(220,172,035)	(495,710,685)	(1,421,352,796)

Net assets:
Beginning of period	279,164,972	499,337,007	5,123,645,039	6,544,997,835

End of period	$194,594,020	$279,164,972	$4,627,934,354	$5,123,645,039

See accompanying notes to the financial statements.	124

GMO Trust Funds

Statements of Changes in Net Assets—(Continued)

	Benchmark- Free Fund		Global Asset Allocation Fund

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$33,922,846	$65,016,102	$2,088,564	$17,733,383
Net realized gain (loss)	82,033,842	147,007,130	(11,828,337)	68,360,369
Change in net unrealized appreciation (depreciation)	(214,253,493)	(190,582,429)	(39,703,603)	(76,899,817)

Net increase (decrease) in net assets from operations	(98,296,805)	21,440,803	(49,443,376)	9,193,935

Distributions to shareholders:
Class III	(9,885,900)	(78,012,250)	(1,396,710)	(36,020,211)
Class R6	—	—	(90,412)	(1,757,031)
Class I	—	—	(41,678)	(758,336)

Total distributions	(9,885,900)	(78,012,250)	(1,528,800)	(38,535,578)

Net share transactions (Note 9):
Class III	(267,315,313)	(488,070,825)	(201,113,219)	(73,648,726)
Class R6	—	—	(350,572)	(161,766,780)
Class I	—	—	1,079,271	(7,391,714)

Increase (decrease) in net assets resulting from net share transactions	(267,315,313)	(488,070,825)	(200,384,520)	(242,807,220)

Total increase (decrease) in net assets	(375,498,018)	(544,642,272)	(251,356,696)	(272,148,863)

Net assets:
Beginning of period	1,613,853,770	2,158,496,042	623,980,746	896,129,609

End of period	$1,238,355,752	$1,613,853,770	$372,624,050	$623,980,746

125	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets—(Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$294,087	$3,386,302	$7,559,711	$62,828,244
Net realized gain (loss)	1,921,808	12,253,128	12,403,571	174,474,499
Change in net unrealized appreciation (depreciation)	(12,982,259)	(9,298,594)	(235,302,323)	(190,742,470)

Net increase (decrease) in net assets from operations	(10,766,364)	6,340,836	(215,339,041)	46,560,273

Distributions to shareholders:
Class III	(3,431,469)	(10,659,337)	(45,516,882)	(122,025,655)
Class R6	—	—	(209,491)	(541,431)
Class I	—	—	(200,297)	(191,269)

Total distributions	(3,431,469)	(10,659,337)	(45,926,670)	(122,758,355)

Net share transactions (Note 9):
Class III	3,386,990	2,974,852	(4,186,503)	7,964,576
Class R6	—	—	(109,071)	649,789
Class I	—	—	3,875,190	535,784

Increase (decrease) in net assets resulting from net share transactions	3,386,990	2,974,852	(420,384)	9,150,149

Total increase (decrease) in net assets	(10,810,843)	(1,343,649)	(261,686,095)	(67,047,933)

Net assets:
Beginning of period	86,809,874	88,153,523	1,580,833,177	1,647,881,110

End of period	$75,999,031	$86,809,874	$1,319,147,082	$1,580,833,177

See accompanying notes to the financial statements.	126

GMO Trust Funds

Statements of Changes in Net Assets—(Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$99,088,873	$161,653,705	$697,180	$14,383,762
Net realized gain (loss)	112,584,653	208,144,198	280,915	3,380,347
Change in net unrealized appreciation (depreciation)	(457,900,645)	(253,804,818)	(34,548,990)	(10,962,253)

Net increase (decrease) in net assets from operations	(246,227,119)	115,993,085	(33,570,895)	6,801,856

Distributions to shareholders:
Core Class	(27,052,053)	(150,035,453)	—	—
Class III	—	—	(680,835)	(15,331,043)
Class R6	—	—	(26,116)	(544,452)

Total distributions	(27,052,053)	(150,035,453)	(706,951)	(15,875,495)

Net share transactions (Note 9):
Core Class	(379,500,548)	(1,255,098,954)	—	—
Class III	—	—	(2,006,641)	13,953,404
Class R6	—	—	107,722	313,408

Increase (decrease) in net assets resulting from net share transactions	(379,500,548)	(1,255,098,954)	(1,898,919)	14,266,812

Total increase (decrease) in net assets	(652,779,720)	(1,289,141,322)	(36,176,765)	5,193,173

Net assets:
Beginning of period	4,681,225,899	5,970,367,221	230,576,117	225,382,944

End of period	$4,028,446,179	$4,681,225,899	$194,399,352	$230,576,117

127	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets—(Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,619,763	$41,077,456	$(119,156)	$(2,449,340)
Net realized gain (loss)	(4,520,016)	19,415,944	(7,125,698)	(6,698,606)
Change in net unrealized appreciation (depreciation)	(97,165,954)	(81,975,337)	(3,535,889)	1,094,883

Net increase (decrease) in net assets from operations	(98,066,207)	(21,481,937)	(10,780,743)	(8,053,063)

Distributions to shareholders:
Class III	(763,302)	(29,164,941)	(1,480,938)	(2,188,743)
Class VI	—	—	(11,552,358)	(23,082,080)
Class R6	(588,823)	(15,335,754)	—	—
Class I	—	—	(1,083,342)	(1,575,727)

Total distributions	(1,352,125)	(44,500,695)	(14,116,638)	(26,846,550)

Net share transactions (Note 9):
Class III	(109,742,650)	(119,007,367)	(8,300,543)	5,866,671
Class VI	—	—	(9,929,251)	(77,631,000)
Class R6	6,322,029	2,753,167	—	—
Class I	—	—	(7,285,372)	8,999,513

Increase (decrease) in net assets resulting from net share transactions	(103,420,621)	(116,254,200)	(25,515,166)	(62,764,816)

Total increase (decrease) in net assets	(202,838,953)	(182,236,832)	(50,412,547)	(97,664,429)

Net assets:
Beginning of period	679,317,340	861,554,172	260,390,900	358,055,329

End of period	$476,478,387	$679,317,340	$209,978,353	$260,390,900

See accompanying notes to the financial statements.	128

GMO Trust Funds

Statements of Changes in Net Assets—(Continued)

	Strategic Opportunities Allocation Fund

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,827,467	$10,033,100
Net realized gain (loss)	6,545,365	64,829,890
Change in net unrealized appreciation (depreciation)	(32,626,354)	(48,805,216)

Net increase (decrease) in net assets from operations	(23,253,522)	26,057,774

Distributions to shareholders:
Class III	(7,922,837)	(67,555,650)

Total distributions	(7,922,837)	(67,555,650)

Net share transactions (Note 9):
Class III	(17,035,398)	(301,846,406)

Increase (decrease) in net assets resulting from net share transactions	(17,035,398)	(301,846,406)

Total increase (decrease) in net assets	(48,211,757)	(343,344,282)

Net assets:
Beginning of period	236,452,022	579,796,304

End of period	$188,240,265	$236,452,022

129	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Cash Flows—Six Months Ended August 31, 2022

	Consolidated Alternative Allocation Fund (Unaudited)	Benchmark- Free Fund (Unaudited)	Consolidated Implementation Fund (Unaudited)	Strategic Opportunities Allocation Fund (Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$(3,914,000)	$(98,296,805)	$(246,227,119)	$(23,253,522)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	2,670,539	214,253,493	457,900,645	32,626,354
Net realized (gain) loss	2,639,614	(82,033,842)	(112,584,653)	(6,545,365)
Cost of purchase of investments held long	(189,106,315)	(803,684,228)	(2,241,516,923)	(29,075,118)
Cost of purchase of investments held short	(73,152,891)	(156,813,666)	(483,166,464)	(18,806,081)
Proceeds from sale of investments held long	295,891,525	1,043,343,726	2,178,861,089	74,214,137
Proceeds of sales to securities sold short	47,868,531	106,558,333	470,231,418	12,897,259
Net accretion of discount and amortization of premium	(308,360)	(1,483,421)	(6,362,849)	(85,709)
Short-term investments, net	1,920,616	150,234,212	240,614,682	326,892
Realized gain distributions from affiliated issuers	—	5,564,540	—	2,266,597
Cash flows related to derivative transactions:
Futures contracts	(270,711)	21,197,927	64,232,000	—
Written option contracts	(421,296)	—	241,873	—
Swap contracts	(2,707,659)	1,310,381	(3,280,486)	484,028
Forward currency contracts	(4,772,030)	1,648,637	(17,687,321)	—
Foreign currency and foreign currency related transactions	(70,377)	(1,153,827)	(501,307)	(53,833)
Change in assets and liabilities:
(Increase) decrease in due from broker	2,590,360	2,951,449	85,698,774	85
(Increase) decrease in dividends and interest receivable	(118,183)	(872,520)	(4,707,891)	(113,410)
(Increase) decrease in dividend tax withholding	(10,966)	89,577	369,276	18,510
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	91,461	(34,276)	(178,047)	(17,601)
(Increase) decrease in interest receivable for open OTC swap contracts	(111,311)	—	(83,376)	—
(Increase) decrease in receivable for closed swap contracts	(10,729)	(73,537)	(125,201)	(6,086)
(Increase) decrease in foreign capital gains tax refund receivable	—	(2,723)	2,781	(1,515)
(Increase) decrease in receivable from liquidated underlying funds	(14,470)	—	—	—
(Increase) decrease in EU tax reclaims receivable	—	—	(192,194)	—
Increase (decrease) in payable to affiliate for:
Management fee	(39,332)	—	—	—
Shareholder service fee	(3,012)	—	—	—
Increase (decrease) in foreign currency due to custodian	—	—	2,798,067	—
Increase (decrease) in due to custodian	—	50,716	(35,211)	(220)
Increase (decrease) in due to broker	—	(649)	504,886	—
Increase (decrease) in dividends and interest payable	(16,591)	81,630	417,841	8,646
Increase (decrease) in payable to Trustees and related expenses	898	4,385	12,372	(48)
Increase (decrease) in interest payable for OTC swap contracts^	45,117	—	85,790	—
Increase (decrease) in accrued expenses	(93,869)	(459,876)	(518,672)	(107,034)
Increase (decrease) in accrued foreign capital gains tax payable	—	(38,653)	(82,889)	—
Increase (decrease) in payable for cash collateral from securities loaned	—	1,464,017	8,053,960	—

Net cash provided by (used in) operating activities	78,576,559	403,805,000	392,774,851	44,776,966

Cash flows from financing activities:
Proceeds from shares sold	21,055,583	769	182,909,600	9,968,068
Shares repurchased	(100,136,070)	(403,594,200)	(577,720,794)	(52,188,159)
Cash distributions paid	(611,372)	(223,963)	—	(2,523,144)

Net cash provided by (used in) financing activities	(79,691,859)	(403,817,394)	(394,811,194)	(44,743,235)

Net increase (decrease) in cash	(1,115,300)	(12,394)	(2,036,343)	33,731
Cash, beginning of period	3,526,958	1,141,425	2,036,343	46,610

Cash, end of period	$2,411,658	$1,129,031	$—	$80,341

Cash paid during the period for:
^ Interest	$(199,410)	$—	$—	$—

See accompanying notes to the financial statements.	130

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND

	Class VI Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,		Period from May 1, 2019 (commencement of operations) through February 29, 2020
			2022	2021
Net asset value, beginning of period	$18.08		$18.99	$19.45	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.05	(0.02)	0.15
Net realized and unrealized gain (loss)	(0.38)		(0.23)	0.03 (b)	(0.18)

Total from investment operations	(0.26)		(0.18)	0.01	(0.03)

Less distributions to shareholders:
From net investment income	—		—	(0.47)	(0.06)
From net realized gains	(0.17)		(0.73)	—	(0.46)

Total distributions	(0.17)		(0.73)	(0.47)	(0.52)

Net asset value, end of period	$17.65		$18.08	$18.99	$19.45

Total Return(c)	(1.44	)%**	(0.99)%	0.01%	(0.21	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,126		$130,896	$230,386	$200,812
Net operating expenses to average daily net assets(d)	0.81	%*	0.80%	0.76%	0.77	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.66	%*	0.51%	0.49%	0.29	%*
Total net expenses to average daily net assets(d)	1.47	%*	1.31%	1.25%	1.05	%*
Net investment income (loss) to average daily net assets	1.36	%*	0.29%	(0.10)%	0.88	%*
Portfolio turnover rate(f)	139	%**	572%	410%	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.30	%*	0.17%	0.15%	0.27	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	139%	572%	411%	250%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

131	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,		Period from July 31, 2020 (commencement of operations) through February 28, 2021
			2022
Net asset value, beginning of period	$18.18		$18.95		$19.33

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		(0.00	)(b)	(0.03)
Net realized and unrealized gain (loss)	(0.38)		(0.04)		0.07	(c)

Total from investment operations	(0.25)		(0.04)		0.04

Less distributions to shareholders:
From net investment income	—		—		(0.42)
From net realized gains	(0.17)		(0.73)		—

Total distributions	(0.17)		(0.73)		(0.42)

Net asset value, end of period	$17.76		$18.18		$18.95

Total Return(d)	(1.38	)%**	(0.23)%		0.16	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4		$22		$478
Net operating expenses to average daily net assets(e)	0.97	%*	0.97%		0.93	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.63	%*	0.58%		0.53	%*
Total net expenses to average daily net assets(e)	1.60	%*	1.55%		1.46	%*
Net investment income (loss) to average daily net assets(a)	1.43	%*	0.01%		(0.26	)%*
Portfolio turnover rate(g)	139	%**	572%		410	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.30	%*	0.13%		0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	139%	572%	411%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	132

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,		Period from September 4, 2019 (commencement of operations) through February 29, 2020
			2022	2021
Net asset value, beginning of period	$18.01		$18.96	$19.44	$20.18

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.01	(0.09)	0.10
Net realized and unrealized gain (loss)	(0.39)		(0.23)	0.04 (b)	(0.33)

Total from investment operations	(0.28)		(0.22)	(0.05)	(0.23)

Less distributions to shareholders:
From net investment income	—		—	(0.43)	(0.05)
From net realized gains	(0.17)		(0.73)	—	(0.46)

Total distributions	(0.17)		(0.73)	(0.43)	(0.51)

Net asset value, end of period	$17.56		$18.01	$18.96	$19.44

Total Return(c)	(1.56	)%**	(1.21)%	(0.30)%	(1.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,464		$148,247	$268,473	$34,229
Net operating expenses to average daily net assets(d)	1.07	%*	1.07%	1.02%	1.02	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.68	%*	0.50%	0.51%	0.23	%*
Total net expenses to average daily net assets(d)	1.75	%*	1.57%	1.53%	1.25	%*
Net investment income (loss) to average daily net assets(a)	1.22	%*	0.06%	(0.44)%	0.98	%*
Portfolio turnover rate(f)	139	%**	572%	410%	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.30	%*	0.19%	0.15%	0.24	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	139%	572%	411%	250%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

133	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.56		$25.97	$25.53	$26.36	$27.76	$25.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.57	0.40	0.83	0.82	0.52
Net realized and unrealized gain (loss)	(1.54)		(0.35)	0.98	(0.75)	(1.30)	2.12

Total from investment operations	(1.46)		0.22	1.38	0.08	(0.48)	2.64

Less distributions to shareholders:
From net investment income	—		(0.63)	(0.78)	(0.90)	(0.90)	(0.66)
From net realized gains	—		—	(0.16)	(0.01)	(0.02)	—

Total distributions	—		(0.63)	(0.94)	(0.91)	(0.92)	(0.66)

Net asset value, end of period	$24.10		$25.56	$25.97	$25.53	$26.36	$27.76

Total Return(b)	(5.71	)%**	0.86%	5.60%	0.11%	(1.55)%	10.28%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,558,430		$1,726,440	$2,227,712	$3,785,568	$4,642,211	$5,162,084
Net expenses to average daily net assets(c)	0.74	%*	0.75%	0.70%	0.66%	0.65%	0.65%
Net investment income (loss) to average daily net assets(a)	0.66	%*	2.15%	1.59%	3.12%	3.07%	1.93%
Portfolio turnover rate	9	%**	7%	20%	10%	18%	9%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.07	%*	0.06%	0.11%	0.15%	0.15%	0.16%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$0.00 (e)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5). (d) Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	134

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.56		$25.96	$25.53	$26.35	$27.75	$25.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.49	0.43	0.83	0.88	0.58
Net realized and unrealized gain (loss)	(1.54)		(0.25)	0.96	(0.73)	(1.35)	2.06

Total from investment operations	(1.45)		0.24	1.39	0.10	(0.47)	2.64

Less distributions to shareholders:
From net investment income	—		(0.64)	(0.80)	(0.91)	(0.91)	(0.67)
From net realized gains	—		—	(0.16)	(0.01)	(0.02)	—

Total distributions	—		(0.64)	(0.96)	(0.92)	(0.93)	(0.67)

Net asset value, end of period	$24.11		$25.56	$25.96	$25.53	$26.35	$27.75

Total Return(b)	(5.67	)%**	0.93%	5.61%	0.21%	(1.50)%	10.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,251,001		$1,388,080	$1,965,528	$2,085,324	$2,737,619	$2,756,005
Net expenses to average daily net assets(c)	0.69	%*	0.70%	0.66%	0.61%	0.60%	0.60%
Net investment income (loss) to average daily net assets(a)	0.73	%*	1.85%	1.73%	3.12%	3.29%	2.13%
Portfolio turnover rate	9	%**	7%	20%	10%	18%	9%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.07	%*	0.06%	0.10%	0.15%	0.15%	0.16%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$0.00 (e)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5). (d) Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

135	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.58		$25.99	$25.55	$26.38	$27.77	$25.80

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.60	0.38	0.83	0.77	0.56
Net realized and unrealized gain (loss)	(1.54)		(0.37)	1.01	(0.74)	(1.23)	2.08

Total from investment operations	(1.45)		0.23	1.39	0.09	(0.46)	2.64

Less distributions to shareholders:
From net investment income	—		(0.64)	(0.79)	(0.91)	(0.91)	(0.67)
From net realized gains	—		—	(0.16)	(0.01)	(0.02)	—

Total distributions	—		(0.64)	(0.95)	(0.92)	(0.93)	(0.67)

Net asset value, end of period	$24.13		$25.58	$25.99	$25.55	$26.38	$27.77

Total Return(b)	(5.67	)%**	0.91%	5.64%	0.16%	(1.47)%	10.29%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,188,696		$1,370,527	$1,716,252	$2,827,442	$3,926,518	$5,622,091
Net expenses to average daily net assets(c)	0.69	%*	0.70%	0.65%	0.61%	0.60%	0.60%
Net investment income (loss) to average daily net assets(a)	0.71	%*	2.25%	1.54%	3.12%	2.88%	2.06%
Portfolio turnover rate	9	%**	7%	20%	10%	18%	9%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.07	%*	0.06%	0.11%	0.15%	0.15%	0.16%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$0.00 (e)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5). (d) Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	136

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period from May 1, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$25.54		$25.95	$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.55	0.24
Net realized and unrealized gain (loss)	(1.54)		(0.33)	2.72

Total from investment operations	(1.46)		0.22	2.96

Less distributions to shareholders:
From net investment income	—		(0.63)	(0.80)
From net realized gains	—		—	(0.16)

Total distributions	—		(0.63)	(0.96)

Net asset value, end of period	$24.08		$25.54	$25.95

Total Return(b)	(5.72	)%**	0.86%	12.55	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,394		$273,491	$310,687
Net expenses to average daily net assets(c)	0.74	%*	0.75%	0.74	%*
Net investment income (loss) to average daily net assets(a)	0.68	%*	2.06%	1.16	%*
Portfolio turnover rate	9	%**	7%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.07	%*	0.06%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5). (d) Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

137	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,		Period from August 8, 2019 (commencement of operations) through February 29, 2020
			2022	2021
Net asset value, beginning of period	$25.53		$25.95	$25.52	$26.24

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.63	0.33	1.10
Net realized and unrealized gain (loss)	(1.55)		(0.44)	1.02	(0.93)

Total from investment operations	(1.47)		0.19	1.35	0.17

Less distributions to shareholders:
From net investment income	—		(0.61)	(0.76)	(0.89)
From net realized gains	—		—	(0.16)	—

Total distributions	—		(0.61)	(0.92)	(0.89)

Net asset value, end of period	$24.06		$25.53	$25.95	$25.52

Total Return(b)	(5.76	)%**	0.77%	5.47%	0.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$351,413		$365,107	$324,819	$98,453
Net expenses to average daily net assets(c)	0.84	%*	0.85%	0.81%	0.74	%*
Net investment income (loss) to average daily net assets(a)	0.61	%*	2.38%	1.30%	7.22	%*
Portfolio turnover rate	9	%**	7%	20%	10	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.08	%*	0.07%	0.10%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5). (d) Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	138

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.85		$19.48	$18.88	$19.56	$20.91	$18.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.43		0.63	0.52	0.72	0.58	0.46
Net realized and unrealized gain (loss)	(1.67)		(0.39)	0.71	(0.59)	(1.21)	2.10

Total from investment operations	(1.24)		0.24	1.23	0.13	(0.63)	2.56

Less distributions to shareholders:
From net investment income	(0.13)		(0.87)	(0.63)	(0.81)	(0.72)	(0.60)

Total distributions	(0.13)		(0.87)	(0.63)	(0.81)	(0.72)	(0.60)

Net asset value, end of period	$17.48		$18.85	$19.48	$18.88	$19.56	$20.91

Total Return(b)	(6.58	)%**	1.21%	6.64%	0.41%	(2.80)%	13.59%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,238,356		$1,613,854	$2,158,496	$2,583,930	$3,165,731	$4,486,489
Net operating expenses to average daily net assets(c)	0.06	%*	0.03%	0.04%	0.02%	0.02%	0.02%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.38	%*	0.26%	0.08%	0.03%	0.04%	0.00	%(e)
Total net expenses to average daily net assets(c)	0.44	%*	0.29%	0.12%	0.05%	0.06%	0.02%
Net investment income (loss) to average daily net assets(a)	4.73	%*	3.19%	2.86%	3.64%	2.92%	2.29%
Portfolio turnover rate(f)	59	%**	138%	145%	50%	59%	78%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.07%	0.05%	0.04%	0.03%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$0.00 (g)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	65%	145%	151%	52%	59%	81%

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

139	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$32.86		$34.92		$31.50		$31.47		$33.31		$30.48

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.96		0.88		1.08		1.02		0.73
Net realized and unrealized gain (loss)	(3.46)		(0.90)		3.91		0.29		(1.74)		2.93

Total from investment operations	(3.32)		0.06		4.79		1.37		(0.72)		3.66

Less distributions to shareholders:
From net investment income	(0.11)		(2.12)		(1.37)		(1.34)		(1.12)		(0.83)

Total distributions	(0.11)		(2.12)		(1.37)		(1.34)		(1.12)		(0.83)

Net asset value, end of period	$29.43		$32.86		$34.92		$31.50		$31.47		$33.31

Total Return(b)	(10.08	)%**	(0.10)%		15.39%		4.12%		(1.96)%		12.04%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337,139		$585,212		$692,580		$1,539,522		$1,909,728		$2,475,605
Net expenses to average daily net assets(c)	0.00	%(d)*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	0.93	%*	2.68%		2.78%		3.32%		3.17%		2.24%
Portfolio turnover rate(e)	10	%**	27%		30%		27%		21%		20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5). (d) Rounds to less than 0.01%.
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	11%	31%	41%	28%	24%	22%

(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	140

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,			Period from September 30, 2019 (commencement of operations) through February 29, 2020
			2022		2021
Net asset value, beginning of period	$32.84		$34.93		$31.50	$32.56

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.51		0.93	0.86
Net realized and unrealized gain (loss)	(3.46)		(0.48)		3.87	(0.71)

Total from investment operations	(3.31)		0.03		4.80	0.15

Less distributions to shareholders:
From net investment income	(0.11)		(2.12)		(1.37)	(1.21)

Total distributions	(0.11)		(2.12)		(1.37)	(1.21)

Net asset value, end of period	$29.42		$32.84		$34.93	$31.50

Total Return(b)	(10.06	)%**	(0.19)%		15.42%	0.22	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,063		$26,148		$183,052	$17,888
Net expenses to average daily net assets(c)	0.00	%(d)*	0.00	%(d)	0.01%	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.00	%*	1.44%		2.78%	6.23	%*
Portfolio turnover rate(e)	10	%**	27%		30%	27	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.02%		0.02%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	11%	N/A	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

141	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period from January 6, 2021 (commencement of operations) through February 28, 2021

Net asset value, beginning of period	$32.87		$34.92	$34.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.87	(0.01)
Net realized and unrealized gain (loss)	(3.48)		(0.84)	0.22

Total from investment operations	(3.34)		0.03	0.21

Less distributions to shareholders:
From net investment income	(0.10)		(2.08)	—

Total distributions	(0.10)		(2.08)	—

Net asset value, end of period	$29.43		$32.87	$34.92

Total Return(b)	(10.15	)%**	(0.18)%	0.61	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,422		$12,621	$20,497
Net expenses to average daily net assets(c)	0.10	%*	0.10%	0.11%
Net investment income (loss) to average daily net assets(a)	0.94	%*	2.41%	(0.10	)%*
Portfolio turnover rate(d)	10	%**	27%	30	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.03%	0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	11%	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	142

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$24.43		$25.79	$20.87	$21.20	$22.88	$19.60

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08	(b)	1.00	0.75	0.25	0.57	0.42
Net realized and unrealized gain (loss)	(3.14)		0.94	5.12	0.42	(1.67)	3.55

Total from investment operations	(3.06)		1.94	5.87	0.67	(1.10)	3.97

Less distributions to shareholders:
From net investment income	(0.13)		(2.08)	(0.95)	(0.74)	(0.58)	(0.69)
From net realized gains	(0.84)		(1.22)	—	(0.26)	—	—

Total distributions	(0.97)		(3.30)	(0.95)	(1.00)	(0.58)	(0.69)

Net asset value, end of period	$20.40		$24.43	$25.79	$20.87	$21.20	$22.88

Total Return(c)	(12.41	)%**	6.80%	28.41%	2.87%	(4.58)%	20.39%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,999		$86,810	$88,154	$73,383	$447,874	$469,283
Net expenses to average daily net assets(d) (e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	0.72	%*	3.61%	3.39%	1.16%	2.62%	1.99%
Portfolio turnover rate	1	%**	19%	25%	21%	6%	5%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.05%	0.06%	0.03%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$0.00 (b)	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

143	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$28.45		$29.91		$24.37		$24.63		$26.86		$22.84

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		1.18		0.88		0.83		0.65		0.68
Net realized and unrealized gain (loss)	(4.04)		(0.28)		5.75		(0.16)		(2.18)		4.11

Total from investment operations	(3.90)		0.90		6.63		0.67		(1.53)		4.79

Less distributions to shareholders:
From net investment income	(0.04)		(2.35)		(1.09)		(0.93)		(0.70)		(0.77)
From net realized gains	(0.82)		(0.01)		—		—		—		—

Total distributions	(0.86)		(2.36)		(1.09)		(0.93)		(0.70)		(0.77)

Net asset value, end of period	$23.69		$28.45		$29.91		$24.37		$24.63		$26.86

Total Return(b)	(13.63	)%**	2.49%		27.51%		2.36%		(5.43)%		21.06%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,307,605		$1,571,153		$1,638,868		$1,456,064		$1,637,744		$2,328,921
Net expenses to average daily net assets(c)	0.00	%(d)*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.05	%*	3.69%		3.44%		3.26%		2.56%		2.67%
Portfolio turnover rate	7	%**	20%		20%		20%		11%		14%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$0.00	(e)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	144

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022		Period from July 15, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$28.46		$29.91		$25.19

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		1.19		0.81
Net realized and unrealized gain (loss)	(4.04)		(0.28)		4.96

Total from investment operations	(3.90)		0.91		5.77

Less distributions to shareholders:
From net investment income	(0.04)		(2.35)		(1.05)
From net realized gains	(0.82)		(0.01)		—

Total distributions	(0.86)		(2.36)		(1.05)

Net asset value, end of period	$23.70		$28.46		$29.91

Total Return(b)	(13.62	)%**	2.52%		23.14	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,793		$7,065		$6,781
Net expenses to average daily net assets(c)	0.00	%(d)*	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets(a)	1.07	%*	3.74%		4.70	%*
Portfolio turnover rate	7	%**	20%		20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.01%		0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

145	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period from August 17, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$28.44		$29.91	$26.14

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		1.17	0.90
Net realized and unrealized gain (loss)	(4.08)		(0.31)	3.91

Total from investment operations	(3.91)		0.86	4.81

Less distributions to shareholders:
From net investment income	(0.03)		(2.32)	(1.04)
From net realized gains	(0.82)		(0.01)	—

Total distributions	(0.85)		(2.33)	(1.04)

Net asset value, end of period	$23.68		$28.44	$29.91

Total Return(b)	(13.65	)%**	2.37%	18.64	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,749		$2,615	$2,233
Net expenses to average daily net assets(c)	0.10	%*	0.10%	0.10	%*
Net investment income (loss) to average daily net assets(a)	1.36	%*	3.67%	5.95	%*
Portfolio turnover rate	7	%**	20%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.01%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	146

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.54		$12.70		$12.74		$13.22		$14.09		$13.06

Income (loss) from investment operations:
Net investment income (loss)†	0.28(a)		0.38	(a)	0.35	(a)	0.49	(a)	0.40		0.33
Net realized and unrealized gain (loss)	(0.97)		(0.13)		(0.11)		(0.43)		(0.69)		1.11

Total from investment operations	(0.69)		0.25		0.24		0.06		(0.29)		1.44

Less distributions to shareholders:
From net investment income	(0.08)		(0.41)		(0.28)		(0.54)		(0.58)		(0.41)

Total distributions	(0.08)		(0.41)		(0.28)		(0.54)		(0.58)		(0.41)

Net asset value, end of period	$11.77		$12.54		$12.70		$12.74		$13.22		$14.09

Total Return(b)	(5.50	)%**	2.02%		1.95%		0.25%		(1.88)%		11.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,028,446		$4,681,226		$5,970,367		$7,114,306		$8,965,578		$11,505,699
Net operating expenses to average daily net assets	0.01	%(c)*	0.00	%(c)(d)	0.01	%(c)	0.00	%(c)(d)	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses to average daily net assets(e)	0.42	%*	0.32%		0.15%		0.06%		0.10%		0.04%
Total net expenses to average daily net assets	0.43	%(c)*	0.32	%(c)	0.16	%(c)	0.06	%(c)	0.10%		0.04%
Net investment income (loss) to average daily net assets	4.58	%(a)*	2.95	%(a)	2.89	%(a)	3.65	%(a)	2.95%		2.44%
Portfolio turnover rate	60	%(f)**	194	%(f)	189	%(f)	97	%(f)	112%		146%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.06	%(g)	0.06	%(g)	0.05	%(g)	0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts: (Note 2)†	$—		$—		$—		$—		$0.00	(h)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	64%	200%	196%	100%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
(h)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

147	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$ 16.35		$16.95		$14.52		$14.75		$17.32		$14.72

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.00	)(b)	1.05		0.61		0.49		0.51		0.53
Net realized and unrealized gain (loss)	(2.47)		(0.51)		2.56		(0.12)		(2.56)		2.61

Total from investment operations	(2.47)		0.54		3.17		0.37		(2.05)		3.14

Less distributions to shareholders:
From net investment income	(0.01)		(1.09)		(0.74)		(0.60)		(0.52)		(0.54)
From net realized gains	(0.04)		(0.05)		0.00		0.00		0.00		0.00

Total distributions	(0.05)		(1.14)		(0.74)		(0.60)		(0.52)		(0.54)

Net asset value, end of period	$ 13.83		$16.35		$16.95		$14.52		$14.75		$17.32

Total Return(c)	(15.09	)%**	2.88%		22.02%		2.14%		(11.57)%		21.41%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$187,302		$222,308		$217,129		$297,463		$572,830		$664,867
Net expenses to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	(0.00	)%*	5.82%		4.20%		3.25%		3.25%		3.20%
Portfolio turnover rate	5	%**	18%		17%		11%		8%		5%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.05%		0.03%		0.02%		0.02%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$ —		$—		$—		$—		$0.00	(b)	$0.00	(b)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	148

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022		Period from January 22, 2021 (commencement of operations) through February 28, 2021

Net asset value, beginning of period	$16.35		$16.95		$17.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.00	)(b)	1.02		(0.00	)(b)
Net realized and unrealized gain (loss)	(2.47)		(0.48)		(0.13)

Total from investment operations	(2.47)		0.54		(0.13)

Less distributions to shareholders:
From net investment income	(0.01)		(1.09)		—
From net realized gains	(0.04)		(0.05)		—

Total distributions	(0.05)		(1.14)		—

Net asset value, end of period	$13.83		$16.35		$16.95

Total Return(c)	(15.09	)%**	2.88%		(0.76	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,097		$8,268		$8,254
Net expenses to average daily net assets(d)	0.00	(e)%*	0.00	%(e)	0.01	%*
Net investment income (loss) to average daily net assets(a)	(0.01	)%*	5.66%		(0.01	)%*
Portfolio turnover rate	5	%**	18%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

149	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$29.43		$32.31		$27.45		$28.09		$32.62		$27.49

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		1.64		1.24		1.02		0.91		0.93
Net realized and unrealized gain (loss)	(4.99)		(2.59)		4.91		(0.46)		(4.47)		5.19

Total from investment operations	(4.82)		(0.95)		6.15		0.56		(3.56)		6.12

Less distributions to shareholders:
From net investment income	(0.07)		(1.93)		(1.29)		(1.20)		(0.97)		(0.99)

Total distributions	(0.07)		(1.93)		(1.29)		(1.20)		(0.97)		(0.99)

Net asset value, end of period	$24.54		$29.43		$32.31		$27.45		$28.09		$32.62

Total Return(b)	(16.37	)%**	(3.37)%		22.67%		1.62%		(10.69)%		22.38%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$269,057		$437,139		$598,701		$646,622		$929,967		$1,151,327
Net expenses to average daily net assets(c)	0.01	%*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.28	%*	4.90%		4.40%		3.55%		3.09%		3.00%
Portfolio turnover rate	4	%**	18%		16%		7%		8%		12%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$0.00	(e)	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	150

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28,		Period from August 30, 2019 (commencement of operations) through February 29, 2020
			2022	2021
Net asset value, beginning of period	$29.42		$32.30	$27.44	$27.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		1.74	1.29	1.14
Net realized and unrealized gain (loss)	(5.01)		(2.69)	4.86	0.33

Total from investment operations	(4.82)		(0.95)	6.15	1.47

Less distributions to shareholders:
From net investment income	(0.07)		(1.93)	(1.29)	(1.10)

Total distributions	(0.07)		(1.93)	(1.29)	(1.10)

Net asset value, end of period	$24.53		$29.42	$32.30	$27.44

Total Return(b)	(16.38	)%**	(3.37)%	22.68%	5.04	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$207,421		$242,178	$262,853	$210,223
Net expenses to average daily net assets(c)	0.01	%*	0.00%	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(a)	1.41	%*	5.20%	4.56%	7.83	%*
Portfolio turnover rate	4	%**	18%	16%	7	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%	0.02%	0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

151	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021	2020	2019		2018
Net asset value, beginning of period	$29.30		$32.07	$31.13	$32.17	$31.87		$32.68

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.03)		(0.24)	(0.09)	0.27	0.31		0.24
Net realized and unrealized gain (loss)	(1.23)		(0.39)	1.81	(0.83)	0.11	(b)	0.23

Total from investment operations	(1.26)		(0.63)	1.72	(0.56)	0.42		0.47

Less distributions to shareholders:
From net investment income	(0.44)		(0.71)	(0.03)	(0.48)	(0.12)		—
From net realized gains	(1.26)		(1.43)	(0.75)	—	—		(1.28)

Total distributions	(1.70)		(2.14)	(0.78)	(0.48)	(0.12)		(1.28)

Net asset value, end of period	$26.34		$29.30	$32.07	$31.13	$32.17		$31.87

Total Return(c)	(4.30	)%**	(2.00)%	5.48%	(1.74)%	1.32%		1.44%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,660		$32,796	$30,126	$18,527	$45,409		$26,630
Net expenses to average daily net assets(d)	1.01	%*	1.00%	1.01%	1.01%	1.00%		1.00%
Net investment income (loss) to average daily net assets(a)	(0.20	)%*	(0.81)%	(0.27)%	0.85%	0.97%		0.75%
Portfolio turnover rate	45	%**	81%	76%	46%	49	%(e)	106	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%*	0.10%	0.07%	0.05%	0.04%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	75%	51%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	152

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021	2020	2019		2018
Net asset value, beginning of period	$29.27		$32.03	$31.07	$32.11	$31.78		$32.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.01)		(0.22)	(0.06)	0.25	0.33		0.05
Net realized and unrealized gain (loss)	(1.23)		(0.38)	1.80	(0.77)	0.13	(b)	0.44

Total from investment operations	(1.24)		(0.60)	1.74	(0.52)	0.46		0.49

Less distributions to shareholders:
From net investment income	(0.46)		(0.73)	(0.03)	(0.52)	(0.13)		—
From net realized gains	(1.26)		(1.43)	(0.75)	—	—		(1.28)

Total distributions	(1.72)		(2.16)	(0.78)	(0.52)	(0.13)		(1.28)

Net asset value, end of period	$26.31		$29.27	$32.03	$31.07	$32.11		$31.78

Total Return(c)	(4.24	)%**	(1.92)%	5.56%	(1.65)%	1.47%		1.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$176,793		$206,841	$314,087	$831,870	$1,161,238		$1,843,748
Net expenses to average daily net assets(d)	0.91	%*	0.91%	0.91%	0.91%	0.91%		0.91%
Net investment income (loss) to average daily net assets(a)	(0.07	)%*	(0.71)%	(0.17)%	0.79%	1.04%		0.16%
Portfolio turnover rate	45	%**	81%	76%	46%	49	%(e)	106	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%*	0.09%	0.07%	0.04%	0.04%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	75%	51%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

153	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period from September 23, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$29.23		$32.06	$32.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.04)		(0.28)	(0.04)
Net realized and unrealized gain (loss)	(1.23)		(0.40)	0.48

Total from investment operations	(1.27)		(0.68)	0.44

Less distributions to shareholders:
From net investment income	(0.41)		(0.72)	—
From net realized gains	(1.26)		(1.43)	(0.75)

Total distributions	(1.67)		(2.15)	(0.75)

Net asset value, end of period	$26.29		$29.23	$32.06

Total Return(b)	(4.32	)%**	(2.16)%	1.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,525		$20,753	$13,842
Net expenses to average daily net assets(c)	1.11	%*	1.10%	1.11	%*
Net investment income (loss) to average daily net assets(a)	(0.28	)%*	(0.93)%	(0.28	)%*
Portfolio turnover rate	45	%**	81%	76	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%*	0.15%	0.14	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	154

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28/29,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$17.91		$21.56	$18.98	$19.48	$22.08	$19.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		0.59	0.54	0.67	0.62	0.58
Net realized and unrealized gain (loss)	(2.05)		0.32	2.93	(0.11)	(1.45)	2.39

Total from investment operations	(1.83)		0.91	3.47	0.56	(0.83)	2.97

Less distributions to shareholders:
From net investment income	(0.12)		(1.22)	(0.71)	(0.77)	(0.67)	(0.63)
From net realized gains	(0.52)		(3.34)	(0.18)	(0.29)	(1.10)	(0.02)

Total distributions	(0.64)		(4.56)	(0.89)	(1.06)	(1.77)	(0.65)

Net asset value, end of period	$15.44		$17.91	$21.56	$18.98	$19.48	$22.08

Total Return(b)	(10.13	)%**	3.57%	18.66%	2.57%	(3.45)%	15.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,240		$236,452	$579,796	$773,438	$915,148	$1,302,441
Net operating expenses to average daily net assets(c)	0.02	%*	0.01%	0.01%	0.01%	0.01%	0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.35	%*	0.26%	0.07%	0.03%	0.03%	—
Total net expenses to average daily net assets(c)	0.37	%*	0.27%	0.08%	0.04%	0.04%	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.60	%*	2.71%	2.85%	3.35%	3.01%	2.73%
Portfolio turnover rate(f)	28	%**	95%	61%	36%	35%	20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%*	0.14%	0.07%	0.03%	0.03%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$0.00 (g)	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Portfolio turnover rate including transactions in USTF	27%	122%	80%	41%	38%	25%

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

155	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2022 (Unaudited)

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than benchmark

Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

156

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

157

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,853,742	$—	$1,853,742
Belgium	—	642,169	—	642,169
Brazil	203,835	37,664	—	241,499
Canada	6,560,358	—	—	6,560,358
China	210,921	1,889,575	419,044	2,519,540
Denmark	—	883,857	—	883,857
Finland	—	358,752	—	358,752
France	—	895,741	—	895,741

158

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$1,033,454	$—	$1,033,454
Hong Kong	—	439,159	—	439,159
India	—	1,088,378	—	1,088,378
Israel	1,827,777	—	—	1,827,777
Italy	—	762,877	—	762,877
Japan	45,084	15,751,281	—	15,796,365
Netherlands	237,870	1,785,169	—	2,023,039
New Zealand	—	209,930	—	209,930
Portugal	—	184,873	—	184,873
South Africa	—	205,100	—	205,100
South Korea	150,464	552,524	—	702,988
Spain	—	710,025	—	710,025
Sweden	—	3,235,692	—	3,235,692
Switzerland	—	770,062	—	770,062
Taiwan	2,786,832	151,466	—	2,938,298
United Kingdom	30,866	1,453,108	—	1,483,974
United States	68,466,923	—	34,109	68,501,032

TOTAL COMMON STOCKS	80,520,930	34,894,598	453,153	115,868,681

Preferred Stocks
Brazil	250,978	—	—	250,978
Germany	—	184,672	—	184,672

TOTAL PREFERRED STOCKS	250,978	184,672	—	435,650

Rights/Warrants
United States	—	—	361,026	361,026

TOTAL RIGHTS/WARRANTS	—	—	361,026	361,026

Investment Funds
United States	—	—	3,753,090	3,753,090

TOTAL INVESTMENT FUNDS	—	—	3,753,090	3,753,090

Debt Obligations
United States	44,671,091	13,000,435	—	57,671,526

TOTAL DEBT OBLIGATIONS	44,671,091	13,000,435	—	57,671,526

Mutual Funds
United States	6,007,107	—	—	6,007,107

TOTAL MUTUAL FUNDS	6,007,107	—	—	6,007,107

Short-Term Investments	23,386,595	51,017,820	—	74,404,415
Purchased Options	19,565	—	—	19,565

Total Investments	154,856,266	99,097,525	4,567,269	258,521,060

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,468,151	—	1,468,151
Futures Contracts
Equity Risk	605,432	87,966	—	693,398
Interest Rate Risk	81,128	—	—	81,128

159

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contracts
Credit Risk	$—	$6,132,057	$—	$6,132,057
Equity Risk	—	603,052	—	603,052
Interest Rate Risk	—	6,896,213	—	6,896,213

Total	$155,542,826	$114,284,964	$4,567,269	$274,395,059

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,131,070)	$—	$(1,131,070)
Austria	—	(359,775)	—	(359,775)
Belgium	—	(273,154)	—	(273,154)
Canada	(2,396,465)	—	—	(2,396,465)
France	—	(1,584,742)	—	(1,584,742)
Germany	—	(1,593,412)	—	(1,593,412)
Israel	(461,060)	—	—	(461,060)
Italy	(38,932)	(999,216)	—	(1,038,148)
Japan	—	(5,335,135)	—	(5,335,135)
Netherlands	—	(945,847)	—	(945,847)
New Zealand	—	(320,207)	—	(320,207)
Norway	—	(293,874)	—	(293,874)
Peru	(202,401)	—	—	(202,401)
Singapore	—	(504,944)	—	(504,944)
South Africa	(1,311,664)	—	—	(1,311,664)
Spain	—	(786,767)	—	(786,767)
Sweden	—	(419,676)	—	(419,676)
Switzerland	—	(577,392)	—	(577,392)
United Kingdom	—	(3,644,425)	—	(3,644,425)
United States	(37,894,145)	—	—	(37,894,145)

TOTAL COMMON STOCKS	(42,304,667)	(18,769,636)	—	(61,074,303)

Preferred Stocks
Germany	—	(337,466)	—	(337,466)

TOTAL PREFERRED STOCKS	—	(337,466)	—	(337,466)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,608,391)	—	(1,608,391)
Futures Contracts
Equity Risk	(609,478)	(1,008,245)	—	(1,617,723)
Interest Rate Risk	(83,517)	—	—	(83,517)
Written Options
Credit Risk	—	(40,378)	—	(40,378)
Equity Risk	(836,866)	—	—	(836,866)
Swap Contacts
Credit Risk	—	(521,802)	—	(521,802)
Equity Risk	—	(643,341)	—	(643,341)
Interest Rate Risk	—	(6,266,256)	—	(6,266,256)

Total	$(43,834,528)	$(29,195,515)	$—	$(73,030,043)

160

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,621,465,431	$—	$—	$4,621,465,431
Short-Term Investments	3,612,347	—	—	3,612,347

Total Investments	4,625,077,778	—	—	4,625,077,778

Total	$4,625,077,778	$—	$—	$4,625,077,778

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$42,513	$—	$—	$42,513
Australia	—	16,033,852	—	16,033,852
Austria	—	82,165	—	82,165
Belgium	—	4,762,485	—	4,762,485
Brazil	4,761,116	7,876,709	—	12,637,825
Canada	27,927,118	72,683	—	27,999,801
Chile	138,555	1,341,386	—	1,479,941
China	6,209,357	69,569,918	2,140,925	77,920,200
Czech Republic	—	343,532	—	343,532
Denmark	—	4,900,444	—	4,900,444
Egypt	—	412,049	—	412,049
Finland	—	5,607,600	—	5,607,600
France	949,280	22,419,137	—	23,368,417
Germany	—	12,103,557	—	12,103,557
Greece	—	289,724	—	289,724
Hong Kong	—	10,727,460	—	10,727,460
Hungary	—	1,672,663	—	1,672,663
India	1,010,160	31,055,678	18,130	32,083,968
Indonesia	—	7,122,304	—	7,122,304
Ireland	997,799	4,236,246	—	5,234,045
Israel	3,572,086	442,749	—	4,014,835
Italy	49,602	9,346,608	—	9,396,210
Japan	87,516	167,489,711	—	167,577,227
Kuwait	—	155,563	—	155,563
Luxembourg	522,014	—	—	522,014
Malaysia	—	632,857	—	632,857
Mexico	13,528,143	—	8,873	13,537,016
Netherlands	1,136,490	14,636,291	—	15,772,781
New Zealand	—	1,172,837	—	1,172,837
Norway	—	4,334,600	—	4,334,600
Panama	15,133	—	—	15,133
Peru	889,623	—	—	889,623
Philippines	—	171,920	—	171,920
Poland	—	3,048,219	—	3,048,219
Portugal	—	5,130,974	—	5,130,974
Qatar	—	1,247,863	—	1,247,863
Russia	—	319,453	3,073,200	3,392,653
Saudi Arabia	—	2,702,908	—	2,702,908
Singapore	—	8,285,280	—	8,285,280

161

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Africa	$89,800	$9,488,921	$—	$9,578,721
South Korea	1,370,812	42,208,378	—	43,579,190
Spain	—	16,381,458	—	16,381,458
Sweden	—	6,954,359	—	6,954,359
Switzerland	—	7,827,255	—	7,827,255
Taiwan	5,291,537	55,990,158	—	61,281,695
Thailand	—	8,898,557	—	8,898,557
Turkey	—	6,600,415	—	6,600,415
United Arab Emirates	—	139,237	—	139,237
United Kingdom	5,352,862	37,621,420	553	42,974,835
United States	164,345,160	—	—	164,345,160
Vietnam	—	564,594	—	564,594

TOTAL COMMON STOCKS	238,286,676	612,422,177	5,241,681	855,950,534

Preferred Stocks
Brazil	3,078,730	7,823,525	—	10,902,255
Chile	—	321,018	—	321,018
Colombia	44,726	—	—	44,726
Germany	—	1,395,050	—	1,395,050
Russia	—	—	345,419	345,419
South Korea	—	2,802,405	—	2,802,405
Taiwan	—	41,149	—	41,149

TOTAL PREFERRED STOCKS	3,123,456	12,383,147	345,419	15,852,022

Debt Obligations
United States	210,457,756	2	—	210,457,758

TOTAL DEBT OBLIGATIONS	210,457,756	2	—	210,457,758

Mutual Funds
United States	298,140,475	—	—	298,140,475

TOTAL MUTUAL FUNDS	298,140,475	—	—	298,140,475

Short-Term Investments	3,635,088	86,999,276	—	90,634,364

Total Investments	753,643,451	711,804,602	5,587,100	1,471,035,153

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	905,232	—	905,232
Futures Contracts
Equity Risk	1,450,382	160,917	—	1,611,299
Swap Contracts
Equity Risk	—	758,647	—	758,647
Interest Rate Risk	—	9,330,037	—	9,330,037

Total	$755,093,833	$722,959,435	$5,587,100	$1,483,640,368

Liability Valuation Inputs
Common Stocks
Australia	$—	$(5,937,433)	$—	$(5,937,433)
Austria	—	(1,762,274)	—	(1,762,274)
Belgium	—	(1,480,613)	—	(1,480,613)

162

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Canada	$(12,614,986)	$—	$—	$(12,614,986)
France	—	(8,173,535)	—	(8,173,535)
Germany	—	(8,239,604)	—	(8,239,604)
Israel	(2,366,029)	—	—	(2,366,029)
Italy	—	(5,348,634)	—	(5,348,634)
Japan	—	(27,355,566)	—	(27,355,566)
Netherlands	—	(4,714,376)	—	(4,714,376)
New Zealand	—	(1,623,801)	—	(1,623,801)
Norway	—	(1,536,908)	—	(1,536,908)
Peru	(998,825)	—	—	(998,825)
Russia	—	—	(7,170)	(7,170)
Singapore	—	(2,642,295)	—	(2,642,295)
Spain	—	(4,043,792)	—	(4,043,792)
Sweden	—	(2,120,760)	—	(2,120,760)
Switzerland	—	(3,037,616)	—	(3,037,616)
United Kingdom	—	(12,858,617)	—	(12,858,617)
United States	(115,874,861)	—	—	(115,874,861)

TOTAL COMMON STOCKS	(131,854,701)	(90,875,824)	(7,170)	(222,737,695)

Preferred Stocks
Germany	—	(1,851,066)	—	(1,851,066)

TOTAL PREFERRED STOCKS	—	(1,851,066)	—	(1,851,066)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,013,388)	—	(1,013,388)
Swap Contacts
Equity Risk	—	(52,801)	—	(52,801)
Interest Rate Risk	—	(8,457,894)	—	(8,457,894)

Total	$(131,854,701)	$(102,250,973)	$(7,170)	$(234,112,844)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$370,586,119	$—	$—	$370,586,119
Short-Term Investments	376,778	—	—	376,778

Total Investments	370,962,897	—	—	370,962,897

Total	$370,962,897	$—	$—	$370,962,897

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$75,977,016	$—	$—	$75,977,016
Short-Term Investments	36,838	—	—	36,838

Total Investments	76,013,854	—	—	76,013,854

Total	$76,013,854	$—	$—	$76,013,854

163

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,319,157,000	$—	$—	$1,319,157,000
Short-Term Investments	75,077	—	—	75,077

Total Investments	1,319,232,077	—	—	1,319,232,077

Total	$1,319,232,077	$—	$—	$1,319,232,077

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,610,596	$—	$—	$1,610,596
Australia	—	59,500,630	—	59,500,630
Austria	—	2,242,279	—	2,242,279
Belgium	—	15,710,625	—	15,710,625
Brazil	14,264,963	30,598,671	—	44,863,634
Canada	125,877,254	169,987	—	126,047,241
Chile	614,165	4,133,144	—	4,747,309
China	17,393,001	205,778,078	6,108,736	229,279,815
Colombia	820,662	—	—	820,662
Czech Republic	—	1,038,554	—	1,038,554
Denmark	—	18,931,062	—	18,931,062
Egypt	—	1,238,127	—	1,238,127
Finland	—	18,247,741	—	18,247,741
France	2,840,860	71,283,836	—	74,124,696
Germany	—	37,777,501	—	37,777,501
Greece	—	937,207	—	937,207
Hong Kong	—	33,750,412	—	33,750,412
Hungary	—	6,749,318	—	6,749,318
India	3,056,100	95,467,055	55,359	98,578,514
Indonesia	—	21,127,810	—	21,127,810
Ireland	3,800,988	11,704,588	—	15,505,576
Israel	18,382,899	2,606,142	—	20,989,041
Italy	94,480	30,875,873	—	30,970,353
Japan	559,356	496,280,883	—	496,840,239
Kuwait	—	165,605	—	165,605
Luxembourg	1,505,931	—	—	1,505,931
Malaysia	—	1,913,287	—	1,913,287
Mexico	41,062,436	—	20,368	41,082,804
Netherlands	3,841,160	49,345,668	166	53,186,994
New Zealand	—	3,699,402	—	3,699,402
Norway	—	18,070,108	—	18,070,108
Pakistan	—	229,005	—	229,005
Panama	25,140	—	—	25,140
Peru	2,377,035	—	—	2,377,035
Philippines	—	1,363,761	—	1,363,761
Poland	—	11,219,877	—	11,219,877
Portugal	—	20,114,585	—	20,114,585
Qatar	—	3,748,471	—	3,748,471
Russia	—	625,241	8,344,664	8,969,905

164

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Saudi Arabia	$—	$7,807,216	$—	$7,807,216
Singapore	—	25,610,932	—	25,610,932
South Africa	376,262	33,447,066	—	33,823,328
South Korea	5,121,626	116,792,422	—	121,914,048
Spain	—	53,031,187	—	53,031,187
Sweden	—	34,519,994	—	34,519,994
Switzerland	—	26,275,011	—	26,275,011
Taiwan	35,055,528	154,921,308	—	189,976,836
Thailand	—	26,455,584	—	26,455,584
Turkey	—	20,310,271	—	20,310,271
Ukraine	—	163,975	—	163,975
United Arab Emirates	—	334,947	—	334,947
United Kingdom	17,647,793	131,538,004	728	149,186,525
United States	819,849,187	—	9,802,556	829,651,743
Vietnam	—	1,741,872	—	1,741,872

TOTAL COMMON STOCKS	1,116,177,422	1,909,594,322	24,332,577	3,050,104,321

Preferred Stocks
Brazil	11,066,790	30,949,064	—	42,015,854
Chile	2,541,840	312,016	—	2,853,856
Colombia	17,359	—	—	17,359
Germany	—	5,241,183	—	5,241,183
Russia	—	—	766,119	766,119
South Korea	—	13,261,822	—	13,261,822
Taiwan	—	422,539	—	422,539
United States	—	—	1,625,970	1,625,970

TOTAL PREFERRED STOCKS	13,625,989	50,186,624	2,392,089	66,204,702

Rights/Warrants
Canada	—	—	277,856	277,856
United States	—	—	756,582	756,582

TOTAL RIGHTS/WARRANTS	—	—	1,034,438	1,034,438

Investment Funds
United States	—	—	14,728,710	14,728,710

TOTAL INVESTMENT FUNDS	—	—	14,728,710	14,728,710

Debt Obligations
Austria	—	639,495	—	639,495
Canada	—	4,346,319	—	4,346,319
China	—	426,105	—	426,105
Israel	—	4,978,346	—	4,978,346
Macau	—	3,156,300	—	3,156,300
Netherlands	—	—	49	49
Ukraine	—	—	1,270,880	1,270,880
United States	1,219,018,219	111,531,865	25,044,001	1,355,594,085

TOTAL DEBT OBLIGATIONS	1,219,018,219	125,078,430	26,314,930	1,370,411,579

165

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$20,443,175	$—	$—	$20,443,175

TOTAL MUTUAL FUNDS	20,443,175	—	—	20,443,175

Short-Term Investments	42,164,703	260,256,833	—	302,421,536
Purchased Options	85,785	—	—	85,785

Total Investments	2,411,515,293	2,345,116,209	68,802,744	4,825,434,246

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	9,865,772	—	9,865,772
Futures Contracts
Equity Risk	5,727,774	860,026	—	6,587,800
Interest Rate Risk	421,665	—	—	421,665
Physical Commodity Contract Risk	324,317	—	—	324,317
Swap Contracts
Credit Risk	—	963,391	—	963,391
Equity Risk	—	4,777,290	—	4,777,290
Interest Rate Risk	—	60,182,576	—	60,182,576

Total	$2,417,989,049	$2,421,765,264	$68,802,744	$4,908,557,057

Liability Valuation Inputs
Common Stocks
Australia	$—	$(20,344,646)	$—	$(20,344,646)
Austria	—	(6,348,659)	—	(6,348,659)
Belgium	—	(5,058,416)	—	(5,058,416)
Canada	(42,628,693)	—	—	(42,628,693)
Finland	—	(280,921)	—	(280,921)
France	—	(27,647,569)	—	(27,647,569)
Germany	—	(28,346,495)	—	(28,346,495)
Israel	(8,082,132)	—	—	(8,082,132)
Italy	—	(18,226,727)	—	(18,226,727)
Japan	—	(93,755,060)	0§	(93,755,060)
Netherlands	—	(16,500,153)	—	(16,500,153)
New Zealand	—	(5,297,091)	—	(5,297,091)
Norway	—	(5,265,204)	—	(5,265,204)
Peru	(3,433,992)	—	—	(3,433,992)
Singapore	—	(9,042,812)	—	(9,042,812)
South Africa	(6,795,479)	—	—	(6,795,479)
Spain	—	(13,431,904)	—	(13,431,904)
Sweden	—	(7,242,098)	—	(7,242,098)
Switzerland	—	(10,395,712)	—	(10,395,712)
United Kingdom	—	(49,915,618)	—	(49,915,618)
United States	(471,915,494)	—	—	(471,915,494)

TOTAL COMMON STOCKS	(532,855,790)	(317,099,085)	0§	(849,954,875)

Preferred Stocks
Germany	—	(6,142,721)	—	(6,142,721)

TOTAL PREFERRED STOCKS	—	(6,142,721)	—	(6,142,721)

166

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Debt Obligations
China	$—	$(4,671,744)	$—	$(4,671,744)
United States	—	(1,144,231)	—	(1,144,231)

TOTAL DEBT OBLIGATIONS	—	(5,815,975)	—	(5,815,975)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(10,966,640)	—	(10,966,640)
Futures Contracts
Equity Risk	(2,994,237)	(5,350,850)	—	(8,345,087)
Interest Rate Risk	(393,405)	—	—	(393,405)
Physical Commodity Contract Risk	(2,052,140)	—	—	(2,052,140)
Written Options
Equity Risk	(249,774)	—	—	(249,774)
Swap Contacts
Credit Risk	—	(771,870)	—	(771,870)
Equity Risk	—	(1,690,025)	—	(1,690,025)
Interest Rate Risk	—	(54,701,492)	—	(54,701,492)

Total	$(538,545,346)	$(402,538,658)	$0§	$(941,084,004)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$194,340,243	$—	$—	$194,340,243
Short-Term Investments	73,454	—	—	73,454

Total Investments	194,413,697	—	—	194,413,697

Total	$194,413,697	$—	$—	$194,413,697

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$476,150,623	$—	$—	$476,150,623
Short-Term Investments	361,767	—	—	361,767

Total Investments	476,512,390	—	—	476,512,390

Total	$476,512,390	$—	$—	$476,512,390

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
United States	$172,123,824	$7,000,234	$—	$179,124,058

TOTAL DEBT OBLIGATIONS	172,123,824	7,000,234	—	179,124,058

Short-Term Investments	38,209,734	214,769	—	38,424,503

Total Investments	210,333,558	7,215,003	—	217,548,561

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,374,389	—	1,374,389

167

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated SGM Major Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Futures Contracts
Equity Risk	$580,371	$340,344	$—	$920,715
Interest Rate Risk	251,845	—	—	251,845
Physical Commodity Contract Risk	186,342	—	—	186,342
Swap Contracts
Equity Risk	—	1,399,426	—	1,399,426

Total	$211,352,116	$10,329,162	$—	$221,681,278

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,781,976)	$—	$(2,781,976)
Futures Contracts
Equity Risk	(2,029,060)	(3,141,528)	—	(5,170,588)
Interest Rate Risk	(192,275)	—	—	(192,275)
Physical Commodity Contract Risk	(1,277,442)	—	—	(1,277,442)
Swap Contacts
Equity Risk	—	(934,866)	—	(934,866)

Total	$(3,498,777)	$(6,858,370)	$—	$(10,357,147)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,196,326	$—	$2,196,326
Belgium	—	691,267	—	691,267
Brazil	166,614	50,169	—	216,783
Canada	3,040,050	—	—	3,040,050
China	214,638	1,659,576	306,081	2,180,295
Denmark	—	708,010	—	708,010
Finland	—	767,909	—	767,909
France	—	2,551,834	—	2,551,834
Germany	—	1,181,531	—	1,181,531
Hong Kong	—	1,518,786	—	1,518,786
India	—	800,473	—	800,473
Ireland	23,631	774,511	—	798,142
Israel	517,460	113,678	—	631,138
Italy	—	1,478,515	—	1,478,515
Japan	—	19,451,814	—	19,451,814
Malta	—	—	—	—
Mexico	420,939	—	—	420,939
Netherlands	149,770	1,794,861	—	1,944,631
New Zealand	—	169,562	—	169,562
Norway	—	248,803	—	248,803
Portugal	—	772,870	—	772,870
Russia	—	—	19,308	19,308
Singapore	—	1,018,585	—	1,018,585
South Africa	—	147,502	—	147,502

168

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Korea	$126,954	$427,205	$—	$554,159
Spain	—	1,842,274	—	1,842,274
Sweden	—	1,033,528	—	1,033,528
Switzerland	—	596,337	—	596,337
Taiwan	—	281,494	—	281,494
United Kingdom	43,654	4,568,294	—	4,611,948
United States	20,172,811	—	—	20,172,811

TOTAL COMMON STOCKS	24,876,521	46,845,714	325,389	72,047,624

Preferred Stocks
Brazil	183,456	133,762	—	317,218
Germany	—	170,570	—	170,570

TOTAL PREFERRED STOCKS	183,456	304,332	—	487,788

Debt Obligations
United States	12,579,582	—	—	12,579,582

TOTAL DEBT OBLIGATIONS	12,579,582	—	—	12,579,582

Mutual Funds
United States	122,364,889	—	—	122,364,889

TOTAL MUTUAL FUNDS	122,364,889	—	—	122,364,889

Short-Term Investments	11,894,262	10,999,221	—	22,893,483

Total Investments	171,898,710	58,149,267	325,389	230,373,366

Derivatives
Swap Contracts
Equity Risk	—	105,728	—	105,728

Total	$171,898,710	$58,254,995	$325,389	$230,479,094

Liability Valuation Inputs
Common Stocks
Australia	$—	$(873,701)	$—	$(873,701)
Austria	—	(225,707)	—	(225,707)
Belgium	—	(203,948)	—	(203,948)
Canada	(1,722,295)	—	—	(1,722,295)
France	—	(1,158,929)	—	(1,158,929)
Germany	—	(1,126,570)	—	(1,126,570)
Israel	(334,861)	—	—	(334,861)
Italy	—	(774,738)	—	(774,738)
Japan	—	(3,885,831)	—	(3,885,831)
Netherlands	—	(715,287)	—	(715,287)
New Zealand	—	(239,670)	—	(239,670)
Norway	—	(183,141)	—	(183,141)
Peru	(155,331)	—	—	(155,331)
Singapore	—	(365,204)	—	(365,204)
Spain	—	(586,616)	—	(586,616)
Sweden	—	(288,904)	—	(288,904)
Switzerland	—	(440,979)	—	(440,979)
United Kingdom	—	(1,767,654)	—	(1,767,654)

169

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
United States	$(15,997,750)	$—	$—	$(15,997,750)

TOTAL COMMON STOCKS	(18,210,237)	(12,836,879)	—	(31,047,116)

Preferred Stocks
Germany	—	(233,727)	—	(233,727)

TOTAL PREFERRED STOCKS	—	(233,727)	—	(233,727)

Derivatives
Swap Contacts
Equity Risk	—	(8,909)	—	(8,909)

Total	$(18,210,237)	$(13,079,515)	$—	$(31,289,752)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2022.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund’s Level 3 holdings each include three common stocks valued at their last price prior to trading being suspended. Benchmark-Free Fund’s Level 3 holdings also include thirteen common and/or preferred stocks valued off the last traded price with a 93% discount. Implementation Fund’s Level 3 holdings also include eleven common and/or preferred stocks valued off the last traded price with a 93% discount, three common and/or preferred stocks that are priced at the average of broker bids, a depositary receipt valued off the corresponding local security with a 93% discount and adjusted for the depositary receipt conversion ratio and currency impact and a common stock priced with a 2,000 basis point discount to a comparable stock and an additional 1,000 basis point discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2022.

170

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of August 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2022
Consolidated Alternative Allocation Fund
Common Stocks
China	$66,215	$—	$—	$—	$—	$(288)	$353,117	‡	$—	$419,044	$(288)
United States	—	16,968	—	—	—	17,141	—		—	34,109	17,141
Rights/Warrants
United States	263,451	—	—	—	—	97,575	—		—	361,026	97,575
Investment Funds
United States	5,607,602	301,290	(2,421,994)		—	266,192	—		—	3,753,090	266,192

Total Investments	$5,937,268	$318,258	$(2,421,994)	$—	$—	$380,620	$353,117		$—	$4,567,269	$380,620

Benchmark-Free Fund
Common Stocks
China	$381,895	$—	$(251,326)	$—	$—	$249,665	$1,760,691	‡	$—	$2,140,925	$(1,659)
India	—	14,884	—	—	—	3,246	—		—	18,130	3,246
Mexico	—	—	—	—	—	—	8,873	‡	—	8,873	—
Russia	965,229	—	—	—	—	(345,642)	2,453,613	‡	—	3,073,200	(345,642)
United Kingdom	—	—	—	—	—	—	553	‡	—	553	—
Preferred Stocks
Russia	—	—	—	—	—	—	345,419	‡	—	345,419	—
Securities Sold Short
Russia	—	—	(78,267)		—	71,097	—		—	(7,170)	71,097

Total Investments	$1,347,124	$14,884	$(329,593)	$—	$—	$(21,634)	$4,569,149		$—	$5,579,930	$(272,958)

Consolidated Implementation Fund
Common Stocks
China	$965,024	$—	$(898,218)	$—	$(33,595)	$873,841	$5,201,684	‡	$—	$6,108,736	$(3,958)
India	—	46,321	—	—	—	9,038	—		—	55,359	9,038
Mexico	—	—	—	—	—	—	20,368	‡	—	20,368	20,368
Netherlands	185	—	—	—	—	(19)	—		—	166	(19)
Russia	1,248,215	—	—	—	—	(1,099,487)	8,195,936	‡	—	8,344,664	(670,026)
United Kingdom	—	—	—	—	—	—	728	‡	—	728	—
United States	8,961,199	1,527,556	—	—	—	(686,199)	—		—	9,802,556	(686,199)
Preferred Stocks
Russia	—	—	—	—	—	—	766,119	‡	—	766,119	—
United States	875,250	—	—	—	—	750,720	—		—	1,625,970	750,720
Rights/Warrants
Canada	300,085	—	—	—	—	(22,229)	—		—	277,856	(22,229)
United States	682,940	—	(277,922)	—	277,922	73,642	—		—	756,582	73,642

171

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Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of August 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2022
Consolidated Implementation Fund (continued)
Investment Funds
United States	$22,156,919	$1,030,031	$(9,504,927)	$—	$—	$1,046,687	$—		$—	$14,728,710	$1,046,687
Debt Obligations
Bank Loans
Luxembourg	2,436,433	—	(2,429,250)	695	(21,290)	13,412	—		—	—	—
United States	18,428,534	7,226,845	(5,295,816)	399,427	(97,128)	(2,347,588)	—		—	18,314,274	(2,371,425)
Corporate Debt
Netherlands	55	—	—	—	—	(6)	—		—	49	(6)
Ukraine	—	1,249,515	—	101,803	—	(80,438)	—		—	1,270,880	(80,438)
United States	140	6,806,790	—	—	—	(77,203)	—		—	6,729,727	(77,203)

Total Investments	$56,054,979	$17,887,058	$(18,406,133)#	$501,925	$125,909	$(1,545,829)	$14,184,835		$—	$68,802,744	$(2,011,048)

Strategic Opportunities Allocation Fund
Common Stocks
China	$61,485	$—	$—	$—	$—	$(267)	$244,863	‡	$—	$306,081	$(267)
Russia	—	—	$—	—	—	—	19,308	‡	—	19,308	—

Total Investments	$61,485	$—	$—	$—	$—	$(267)	$264,171		$—	$325,389	$(267)

‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

#	Includes $1,336,909 of proceeds received from partial calls and/or principal paydowns as applicable.

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The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund*
Benchmark-Free Fund
Common Stock	0	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	2,190,910	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	553	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depository Receipt)	754,241	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depository Receipt)	128,049	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	345,419	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Consolidated Implementation Fund
Common Stock	1,680,963	Fair Value	Discount rate	30% (N/A)
Common Stock	8,786,332	Fair Value	Most relevant broker quote	N/A
Common Stock	15,131	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Corporate Debt	189	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	5,950,718	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	728	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depository Receipt)	2,030,184	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depository Receipt)	363,762	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	766,119	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Strategic Opportunities Allocation Fund
Common Stock	0	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	19,308	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2022, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund was $4,567,269, $2,160,758, $49,208,618 and $306,081, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses.

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Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value ($)	Net Value (with related collateral) ($)	Weighted Average Maturity (days)
Consolidated Alternative Allocation Fund	Daiwa Capital Markets America, Inc.	51,017,820	52,059,000	1.0
Benchmark-Free Fund	Nomura Securities International, Inc.	86,999,276	88,774,677	1.0
Consolidated Implementation Fund	Daiwa Capital Markets America, Inc.	260,038,590	265,345,500	1.0
Strategic Opportunities Allocation Fund	Nomura Securities International, Inc.	10,999,221	11,223,695	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for

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bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At August 31, 2022, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Benchmark-Free Fund	19,529,492	11,574,058	9,275,170	20,849,228
Consolidated Implementation Fund	51,272,585	20,609,596	33,870,681	54,480,277

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge.

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

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Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.
Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Allocation SPC Ltd., Alternative Asset SPC Ltd. and Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund, SGM Major Markets Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

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Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2022, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2022, certain Funds elected to defer to March 1, 2022, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Consolidated Alternative Allocation Fund	(5,005,107)	—
Benchmark-Free Allocation Fund	(2,845,246)	(21,630,301)
Benchmark-Free Fund	—	—
Global Asset Allocation Fund	—	—
Global Developed Equity Allocation Fund	(599)	—

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Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Global Equity Allocation Fund	(11,633)	—
Consolidated Implementation Fund	—	—
International Developed Equity Allocation Fund	(1,231)	—
International Equity Allocation Fund	(4,145)	(3,228,388)
Consolidated SGM Major Markets Fund	—	—
Strategic Opportunities Allocation Fund	—	(2,024,041)

As of February 28, 2022, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2022, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	—	(892,348)
Benchmark-Free Allocation Fund	(1,561,499)	(51,299,064)
Benchmark-Free Fund	(125,199,260)	(139,518,611)
Global Asset Allocation Fund	—	(167,761,990)
Global Developed Equity Allocation Fund	—	(68,957,360)
Global Equity Allocation Fund	—	—
Consolidated Implementation Fund	(625,499,699)	(258,667,017)
International Developed Equity Allocation Fund	—	(134,524,362)
International Equity Allocation Fund	—	(102,201,850)
Consolidated SGM Major Markets Fund	(1,102,705)	—
Strategic Opportunities Allocation Fund	—	—

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As of August 31, 2022, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Consolidated Alternative Allocation Fund	210,083,832	16,214,556	(29,189,097)	(12,974,541)	(1,666,308)
Benchmark-Free Allocation Fund	5,255,261,458	—	(630,183,680)	(630,183,680)	—
Benchmark-Free Fund	1,478,449,537	78,903,865	(310,907,010)	(232,003,145)	2,858,118
Global Asset Allocation Fund	467,676,037	—	(96,713,140)	(96,713,140)	—
Global Developed Equity Allocation Fund	88,803,183	503,767	(13,293,096)	(12,789,329)	—
Global Equity Allocation Fund	1,639,616,464	4,087,771	(324,472,158)	(320,384,387)	—
Consolidated Implementation Fund	4,571,597,954	325,715,834	(933,793,113)	(608,077,279)	4,063,691
International Developed Equity Allocation Fund	263,679,498	—	(69,265,801)	(69,265,801)	—
International Equity Allocation Fund	613,836,063	—	(137,323,673)	(137,323,673)	—
Consolidated SGM Major Markets Fund	300,483,477	14,827	(82,949,743)	(82,934,916)	(5,133,330)
Strategic Opportunities Allocation Fund	224,485,108	14,264,500	(39,657,085)	(25,392,585)	96,819

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2022, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

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During the period ended August 31, 2022, the Funds did not recognize dividends on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2022, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Benchmark-Free Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.
Benchmark-Free Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.25% of the amount invested or redeemed.
Global Asset Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.

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Global Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
Global Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.18% of the amount invested or redeemed.
Implementation Fund	For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.
International Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
International Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.25% of the amount invested or redeemed.
Strategic Opportunities Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. The Investment Adviser does not expect ASU No. 2020-04 to have a material impact on the financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X	X

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Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X	X	X	X			X			X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Event Driven Risk	X	X					X				X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X		X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, a Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

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• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Funds need a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund may create short investment exposure selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

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• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds (including underlying GMO Funds and ETFs) in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to the risk that a Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or collateral or otherwise honor its obligations.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent a Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect particular economies and markets as well as global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

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Russia’s invasion of Ukraine beginning in late February, and subsequent related events, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, issued broad-ranging economic sanctions against Russia, including, among other sanctions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (commonly referred to as “SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Those events, including sanctions and the potential for future sanctions, including any affecting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, have adversely affected the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy that affect the value of Russian investments and impair the ability of a Fund to buy, sell, receive or deliver those securities. In particular, where a Fund holds securities of a Russian issuer that is subject to blocking sanctions imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control, those securities will be frozen and consequently unable to be sold or transferred. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian issuers.

• FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• NON-DIVERSIFIED FUNDS. Alternative Allocation Fund and SGM Major Markets Fund are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

4.	Derivative financial instruments

During the period ended August 31, 2022, only Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

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Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange

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interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2022, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X
Manage against anticipated currency exchange rate changes	X		X
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X
Adjust interest rate exposure	X			X
Maintain the diversity and liquidity of the portfolio	X	X	X	X
Substitute for direct investment				X
Options (Purchased)
Substitute for direct equity investment	X		X
Options (Written)
Substitute for direct equity investment	X		X
Swap contracts
Achieve exposure to a reference entity’s credit	X		X

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Type of Derivative and Objective for Use (continued)	Consolidated Alternative Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Strategic Opportunities Allocation Fund
Adjust exposure to certain markets				X
Adjust interest rate exposure	X	X	X	X
Substitute for direct investment in securities	X	X	X		X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

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In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic

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environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022 and the Statements of Operations for the period ended August 31, 2022^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$19,565	$—	$—	$19,565
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,468,151	—	1,468,151
Unrealized Appreciation on Futures Contracts¤	—	—	693,398	—	81,128	774,526
Swap Contracts, at value¤	6,132,057	—	603,052	—	6,896,213	13,631,322

Total	$6,132,057	$—	$1,316,015	$1,468,151	$6,977,341	$15,893,564

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,608,391)	$—	$(1,608,391)
Unrealized Depreciation on Futures Contracts¤	—	—	(1,617,723)	—	(83,517)	(1,701,240)
Written Options, at value	(40,378)	—	(836,866)	—	—	(877,244)
Swap Contracts, at value¤	(521,802)	—	(643,341)	—	(6,266,256)	(7,431,399)

Total	$(562,180)	$—	$(3,097,930)	$(1,608,391)	$(6,349,773)	$(11,618,274)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$8,518	$—	$(181,904)	$(173,386)
Futures Contracts	—	—	(372,241)	—	1,144,091	771,850
Written Options	—	—	32,440	—	592,361	624,801
Swap Contracts	491,144	(555,411)	681,300	—	(3,341,963)	(2,724,930)
Forward Currency Contracts	—	—	—	(4,772,030)	—	(4,772,030)

Total	$491,144	$(555,411)	$350,017	$(4,772,030)	$(1,787,415)	$(6,273,695)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$3,089	$—	$(63,439)	$(60,350)
Futures Contracts	—	—	(305,887)	—	(227,480)	(533,367)
Written Options	—	—	(626,742)	—	19,455	(607,287)
Swap Contracts	(317,473)	—	199,140	—	1,391,918	1,273,585
Forward Currency Contracts	—	—	—	1,291,492	—	1,291,492

Total	$(317,473)	$—	$(730,400)	$1,291,492	$1,120,454	$1,364,073

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$905,232	$—	$905,232
Unrealized Appreciation on Futures Contracts¤	—	—	1,611,299	—	—	1,611,299
Swap Contracts, at value¤	—	—	758,647	—	9,330,037	10,088,684

Total	$—	$—	$2,369,946	$905,232	$9,330,037	$12,605,215

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,013,388)	$—	$(1,013,388)
Swap Contracts, at value¤	—	—	(52,801)	—	(8,457,894)	(8,510,695)

Total	$—	$—	$(52,801)	$(1,013,388)	$(8,457,894)	$(9,524,083)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$38,824,100	$—	$—	$38,824,100
Swap Contracts	—	—	3,713,503	—	(3,461,799)	251,704
Forward Currency Contracts	—	—	—	1,648,637	—	1,648,637

Total	$—	$—	$42,537,603	$1,648,637	$(3,461,799)	$40,724,441

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	(18,611,390)	$—	$—	(18,611,390)
Swap Contracts	—	—	(337,096)	—	1,485,131	1,148,035
Forward Currency Contracts	—	—	—	440,240	—	440,240

Total	$—	$—	$(18,948,486)	$440,240	$1,485,131	$(17,023,115)

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$85,785	$—	$—	$85,785
Unrealized Appreciation on Forward Currency Contracts	—	—	—	9,865,772	—	9,865,772
Unrealized Appreciation on Futures Contracts¤	—	324,317	6,587,800	—	421,665	7,333,782
Swap Contracts, at value¤	963,391	—	4,777,290	—	60,182,576	65,923,257

Total	$963,391	$324,317	$11,450,875	$9,865,772	$60,604,241	$83,208,596

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	(10,966,640)	$—	(10,966,640)
Unrealized Depreciation on Futures Contracts¤	—	(2,052,140)	(8,345,087)	—	(393,405)	(10,790,632)
Written Options, at value	—	—	(249,774)	—	—	(249,774)
Swap Contracts, at value¤	(771,870)	—	(1,690,025)	—	(54,701,492)	(57,163,387)

Total	$(771,870)	$(2,052,140)	$(10,284,886)	$(10,966,640)	$(55,094,897)	$(79,170,433)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$68,093	$—	$—	$68,093
Futures Contracts	—	4,343,487	104,351,277	—	5,366,922	114,061,686
Written Options	—	—	982,969	—	—	982,969
Swap Contracts	(139,159)	—	10,491,280	—	(19,697,688)	(9,345,567)
Forward Currency Contracts	—	—	—	(17,687,321)	—	(17,687,321)

Total	$(139,159)	$4,343,487	$115,893,619	$(17,687,321)	$(14,330,766)	$88,079,860

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$76,350	$—	$—	$76,350
Futures Contracts	—	(2,958,447)	(47,210,300)	—	(763,158)	(50,931,905)
Written Options	—	—	(296,804)	—	—	(296,804)
Swap Contracts	287,195	—	1,051,039	—	9,130,753	10,468,987
Forward Currency Contracts	—	—	—	4,915,191	—	4,915,191

Total	$287,195	$(2,958,447)	$(46,379,715)	$4,915,191	$8,367,595	$(35,768,181)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$1,374,389	$—	$1,374,389
Unrealized Appreciation on Futures Contracts¤	—	186,342	920,715	—	251,845	1,358,902
Swap Contracts, at value¤	—	—	1,399,426	—	—	1,399,426

Total	$—	$186,342	$2,320,141	$1,374,389	$251,845	$4,132,717

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,781,976)	$—	$(2,781,976)
Unrealized Depreciation on Futures Contracts¤	—	(1,277,442)	(5,170,589)	—	(192,275)	(6,640,306)
Swap Contracts, at value¤	—	—	(934,866)	—	—	(934,866)

Total	$—	$(1,277,442)	$(6,105,455)	$(2,781,976)	$(192,275)	$(10,357,148)

Net Realized Gain (Loss) on
Futures Contracts	$—	$2,973,798	$(7,421,029)	$—	$6,621,886	$2,174,655
Swap Contracts	—	—	(616,842)	—	—	(616,842)
Forward Currency Contracts	—	—	—	(7,752,261)	—	(7,752,261)

Total	$—	$2,973,798	$(8,037,871)	$(7,752,261)	$6,621,886	$(6,194,448)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(1,941,480)	$(1,156,832)	$—	$(537,470)	$(3,635,782)
Swap Contracts	—	—	1,195,901	—	—	1,195,901
Forward Currency Contracts	—	—	—	(1,108,497)	—	(1,108,497)

Total	$—	$(1,941,480)	$39,069	$(1,108,497)	$(537,470)	$(3,548,378)

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$105,728	$—	$—	$105,728

Total	$—	$—	$105,728	$—	$—	$105,728

Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(8,909)	$—	$—	$(8,909)

Total	$—	$—	$(8,909)	$—	$—	$(8,909)

Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$484,028	$—	$—	$484,028

Total	$—	$—	$484,028	$—	$—	$484,028

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(48,693)	$—	$—	$(48,693)

Total	$—	$—	$(48,693)	$—	$—	$(48,693)

∧

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose

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restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2022, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2022:

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$33,560	$—	$(33,560)	$—
Barclays Bank PLC	119,742	—	(119,742)	—
Citibank N.A.	786,946	(782,954)	(3,992)	—	*
Citigroup Global Markets Inc.	527,329	(320,000)	(101,879)	105,450
Deutsche Bank AG	286,825	—	(217,686)	69,139
Goldman Sachs International	2,460,213	(2,310,000)	(144,902)	5,311
JPMorgan Chase Bank, N.A.	328,147	—	(328,147)	—
Merrill Lynch Capital Services, Inc.	454,146	(265,207)	(167,304)	21,635
Morgan Stanley & Co. International PLC	1,963,408	(1,301,290)	(662,118)	—	*
Morgan Stanley & Co. LLC	19,565	—	(19,565)	—
Morgan Stanley Capital Services LLC	366,068	—	(8,444)	357,624
State Street Bank and Trust Company	226,797	(113,375)	(107,694)	5,728
UBS AG	518,132	—	(264,762)	253,370

Total	$8,090,878	$(5,092,826)	$(2,179,795)	$818,257

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Consolidated Alternative Allocation Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(130,949)	$—	$33,560	$(97,389)
Barclays Bank PLC	(376,075)	52,918	119,742	(203,415)
Brown Brothers Harriman & Co.	(34,944)	—	—	(34,944)
Citibank N.A.	(3,992)	—	3,992	—
Citigroup Global Markets Inc.	(101,879)	—	101,879	—
Deutsche Bank AG	(217,686)	—	217,686	—
Goldman Sachs International	(144,902)	—	144,902	—
JPMorgan Chase Bank, N.A.	(427,552)	—	328,147	(99,405)
Merrill Lynch Capital Services, Inc.	(167,304)	—	167,304	—
Morgan Stanley & Co. International PLC	(662,118)	—	662,118	—
Morgan Stanley & Co. LLC	(836,866)	817,301	19,565	— *
Morgan Stanley Capital Services LLC	(8,444)	—	8,444	—
State Street Bank and Trust Company	(107,694)	—	107,694	—
UBS AG	(264,762)	—	264,762	—

Total	$(3,485,167)	$870,219	$2,179,795	$(435,153)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$17,679	$—	$(17,679)	$—
Barclays Bank PLC	74,677	—	(74,677)	—
Citibank N.A.	666	—	(666)	—
Deutsche Bank AG	266,607	(240,895)	(25,712)	— *
Goldman Sachs International	132,386	—	(23,285)	109,101
JPMorgan Chase Bank, N.A.	376,603	—	(376,603)	—
Morgan Stanley & Co. International PLC	169,000	(120,385)	(48,615)	— *
Morgan Stanley Capital Services LLC	626,261	(430,000)	(46,923)	149,338

Total	$1,663,879	$(791,280)	$(614,160)	$258,439

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(120,705)	$—	$17,679	$(103,026)
Barclays Bank PLC	(385,893)	297,537	74,677	(13,679)
Citibank N.A.	(5,226)	—	666	(4,560)
Deutsche Bank AG	(25,712)	—	25,712	—
Goldman Sachs International	(23,285)	—	23,285	—
JPMorgan Chase Bank, N.A.	(407,435)	30,832	376,603	— *
Morgan Stanley & Co. International PLC	(48,615)	—	48,615	—
Morgan Stanley Capital Services LLC	(46,923)	—	46,923	—
State Street Bank and Trust Company	(2,395)	—	—	(2,395)

Total	$(1,066,189)	$328,369	$614,160	$(123,660)

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Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$239,947	$—	$(239,947)	$—
Barclays Bank PLC	1,544,604	—	(1,544,604)	—
Citibank N.A.	4,897	—	(4,897)	—
Deutsche Bank AG	1,890,124	(533,642)	(1,356,482)	— *
Goldman Sachs International	1,256,178	—	(548,850)	707,328
JPMorgan Chase Bank, N.A.	2,855,134	—	(2,855,134)	—
Morgan Stanley & Co. International PLC	1,913,473	—	(1,913,473)	—
Morgan Stanley & Co. LLC	85,785	—	(85,785)	—
Morgan Stanley Capital Services LLC	2,105,162	—	(144,036)	1,961,126
State Street Bank and Trust Company	1,002,465	(288,953)	(569,026)	144,486
UBS AG	2,794,469	—	(1,416,410)	1,378,059

Total	$15,692,238	$(822,595)	$(10,678,644)	$4,190,999

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(1,079,508)	$609,053	$239,947	$(230,508)
Barclays Bank PLC	(2,979,960)	1,199,136	1,544,604	(236,220)
Brown Brothers Harriman & Co.	(182,309)	—	—	(182,309)
Citibank N.A.	(36,911)	—	4,897	(32,014)
Credit Suisse International	(96,679)	—	—	(96,679)
Deutsche Bank AG	(1,356,482)	—	1,356,482	—
Goldman Sachs International	(548,850)	—	548,850	—
JPMorgan Chase Bank, N.A.	(2,963,792)	—	2,855,134	(108,658)
Morgan Stanley & Co. International PLC	(2,054,572)	—	1,913,473	(141,099)
Morgan Stanley & Co. LLC	(249,774)	163,989	85,785	— *
Morgan Stanley Capital Services LLC	(144,036)	—	144,036	—
State Street Bank and Trust Company	(569,026)	—	569,026	—
UBS AG	(1,416,410)	—	1,416,410	—

Total	$(13,678,309)	$1,972,178	$10,678,644	$(1,027,487)

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$194,527	$—	$(194,527)	$—
Goldman Sachs International	573,405	—	(294,552)	278,853
JPMorgan Chase Bank, N.A.	161,192	—	(120,845)	40,347
Morgan Stanley & Co. International PLC	161,950	—	(161,950)	—
State Street Bank and Trust Company	30,571	—	(30,571)	—
UBS AG	1,652,170	(745,931)	(784,105)	122,134

Total	$2,773,815	$(745,931)	$(1,586,550)	$441,334

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Consolidated SGM Major Markets Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(18,685)	$—	$—	$(18,685)
Barclays Bank PLC	(231,209)	—	194,527	(36,682)
Deutsche Bank AG	(579,244)	403,041	—	(176,203)
Goldman Sachs International	(294,552)	—	294,552	—
JPMorgan Chase Bank, N.A.	(120,845)	—	120,845	—
Morgan Stanley & Co. International PLC	(1,311,061)	1,107,366	161,950	(41,745)
State Street Bank and Trust Company	(377,141)	304,276	30,571	(42,294)
UBS AG	(784,105)	—	784,105	—

Total	$(3,716,842)	$1,814,683	$1,586,550	$(315,609)

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$20,254	$—	$(773)	$19,481
Morgan Stanley Capital Services LLC	85,474	—	(8,136)	77,338

Total	$105,728	$—	$(8,909)	$96,819

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$(773)	$—	$773	$—
Morgan Stanley Capital Services LLC	(8,136)	—	8,136	—

Total	$(8,909)	$—	$8,909	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2022:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	253,231,507	93,601,490	58,888,500	931	1,075,776,073
Benchmark-Free Fund	232,374,764	198,099,924	—	—	1,066,583,006
Consolidated Implementation Fund	1,527,677,380	956,080,855	—	3,680	6,653,583,590
Consolidated SGM Major Markets Fund	147,880,686	265,871,823	—	—	50,336,438
Strategic Opportunities Allocation Fund	—	—	—	—	4,877,316

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Strategic Opportunities Allocation Fund

Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	0.85%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class MF	Class R6	Class I
Alternative Allocation Fund	0.22%*	0.15%*	0.105%*	0.085%*	0.055%		0.22%	0.22%
Benchmark-Free Allocation Fund		0.15%	0.10%			0.10%	0.15%	0.15%
SGM Major Markets Fund		0.15%	0.10%*		0.055%		0.15%*	0.15%

*	Class is offered but has no shareholders as of August 31, 2022.

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund (prior to June 30, 2022), other than Alternative Allocation Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For the period starting June 30, 2022, Implementation Fund and SGM Major Markets Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.01% of the Funds’ average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund (the “Fund), GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the

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average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

These contractual waivers and reimbursements will continue through at least June 30, 2023 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, GMO has contractually agreed to waive or reduce the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. In addition, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2023, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

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Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2022 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)

Consolidated Alternative Allocation Fund	5,415
Benchmark-Free Allocation Fund	105,185
Benchmark-Free Fund	33,491
Global Asset Allocation Fund	10,667
Global Developed Equity Allocation Fund	1,777
Global Equity Allocation Fund	32,693
Consolidated Implementation Fund	96,222
International Developed Equity Allocation Fund	4,681
International Equity Allocation Fund	13,530
Consolidated SGM Major Markets Fund	5,355
Strategic Opportunities Allocation Fund	4,335

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2022, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses

Consolidated Alternative Allocation Fund	0.025%
Benchmark-Free Allocation Fund	0.444%	*
Benchmark-Free Fund	0.109%
Global Asset Allocation Fund	0.682%	*
Global Developed Equity Allocation Fund	0.509%
Global Equity Allocation Fund	0.553%
International Developed Equity Allocation Fund	0.600%
International Equity Allocation Fund	0.657%
Strategic Opportunities Allocation Fund	0.336%

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2022, the Funds did not engage in these transactions.

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August 31, 2022 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2022 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	37,451,257	195,012,995	90,651,033	207,295,304
Benchmark-Free Allocation Fund	—	437,486,589	—	626,396,984
Benchmark-Free Fund	119,108,964	711,180,872	185,391,450	814,978,244
Global Asset Allocation Fund	—	47,360,484	—	242,088,208
Global Developed Equity Allocation Fund	—	3,248,832	—	1,136,000
Global Equity Allocation Fund	—	93,702,312	—	105,264,225
Consolidated Implementation Fund	292,411,870	2,210,179,960	201,451,195	2,212,154,926
International Developed Equity Allocation Fund	—	10,475,008	—	11,890,500
International Equity Allocation Fund	—	20,850,621	—	120,835,000
Consolidated SGM Major Markets Fund	90,795,003	—	157,973,158	—
Strategic Opportunities Allocation Fund	4,415,977	51,102,689	16,494,543	56,633,409

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2022

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Alternative Allocation Fund	3‡	89.56%
Benchmark-Free Allocation Fund	1	25.66%
Benchmark-Free Fund	3	43.67%
Global Asset Allocation Fund	1	18.47%
Global Developed Equity Allocation Fund	2	89.91%
Global Equity Allocation Fund	3	68.24%
Implementation Fund	1‡	100.00%
International Developed Equity Allocation Fund	2	95.25%
International Equity Allocation Fund	4	89.09%
SGM Major Markets Fund	3#	92.73%

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Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Strategic Opportunities Allocation Fund	3	83.40%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount

Consolidated Alternative Allocation Fund
Class VI:
Shares sold	19,696	$349,995	451,346	$8,431,840
Shares issued to shareholders in reinvestment of distributions	32,535	566,438	350,410	6,442,811
Shares repurchased	(4,055,573)	(72,481,972)	(5,696,131)	(106,350,858)

Net increase (decrease)	(4,003,342)	$(71,565,539)	(4,894,375)	$(91,476,207)

Class R6:
Shares sold	286	$5,155	2,173	$39,785
Shares issued to shareholders in reinvestment of distributions	14	239	831	15,298
Shares repurchased	(1,299)	(22,947)	(27,006)	(500,411)

Net increase (decrease)	(999)	$(17,553)	(24,002)	$(445,328)

Class I:
Shares sold	1,169,234	$20,747,794	6,111,527	$113,826,130
Shares issued to shareholders in reinvestment of distributions	40,690	704,752	190,953	3,500,091
Shares repurchased	(1,613,365)	(28,643,605)	(12,228,627)	(232,055,396)

Net increase (decrease)	(403,441)	$(7,191,059)	(5,926,147)	$(114,729,175)

Benchmark-Free Allocation Fund
Class III:
Shares sold	1,314,981	$32,901,521	6,218,317	$163,296,953
Shares issued to shareholders in reinvestment of distributions	—	—	1,502,582	38,090,456
Shares repurchased	(4,188,165)	(103,704,771)	(25,965,137)	(690,286,283)

Net increase (decrease)	(2,873,184)	$(70,803,250)	(18,244,238)	$(488,898,874)

Class IV:
Shares sold	5,751,599	$142,165,241	9,376,363	$249,787,539
Shares issued to shareholders in reinvestment of distributions	—	—	1,019,586	25,846,502
Shares repurchased	(8,159,196)	(203,408,383)	(31,796,804)	(829,350,870)

Net increase (decrease)	(2,407,597)	$(61,243,142)	(21,400,855)	$(553,716,829)

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August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Fund (continued)
Class MF:
Shares sold	807,908	$19,811,689	1,764,590	$46,575,757
Shares issued to shareholders in reinvestment of distributions	—	—	1,367,575	34,695,369
Shares repurchased	(5,108,256)	(125,925,884)	(15,595,646)	(411,391,047)

Net increase (decrease)	(4,300,348)	$(106,114,195)	(12,463,481)	$(330,119,921)

Class R6:
Shares sold	2,220,145	$54,857,975	3,354,486	$88,104,972
Shares issued to shareholders in reinvestment of distributions	—	—	231,232	5,857,098
Shares repurchased	(1,366,704)	(33,666,125)	(4,851,336)	(129,002,250)

Net increase (decrease)	853,441	$21,191,850	(1,265,618)	$(35,040,180)

Class I:
Shares sold	2,478,426	$61,146,866	4,397,334	$116,032,792
Shares issued to shareholders in reinvestment of distributions	—	—	286,161	7,248,470
Shares repurchased	(2,172,246)	(53,517,193)	(2,900,373)	(76,507,018)

Net increase (decrease)	306,180	$7,629,673	1,783,122	$46,774,244

Benchmark-Free Fund
Class III:
Shares sold	42	$769	—	$—
Shares issued to shareholders in reinvestment of distributions	564,695	9,661,937	4,034,320	76,313,230
Shares repurchased	(15,342,194)	(276,978,019)	(29,222,706)	(564,384,055)

Net increase (decrease)	(14,777,457)	$(267,315,313)	(25,188,386)	$(488,070,825)

Global Asset Allocation Fund
Class III:
Shares sold	103,515	$3,316,976	1,002,856	$36,431,590
Shares issued to shareholders in reinvestment of distributions	41,053	1,177,402	920,717	31,925,106
Shares repurchased	(6,497,572)	(205,607,597)	(3,947,615)	(142,005,422)

Net increase (decrease)	(6,353,004)	$(201,113,219)	(2,024,042)	$(73,648,726)

Class R6:
Shares sold	33,266	$1,035,391	106,284	$3,777,306
Shares issued to shareholders in reinvestment of distributions	1,191	34,127	19,569	679,038
Shares repurchased	(46,531)	(1,420,090)	(4,570,426)	(166,223,124)

Net increase (decrease)	(12,074)	$(350,572)	(4,444,573)	$(161,766,780)

Class I:
Shares sold	114,849	$3,485,050	50,466	$1,828,908
Shares issued to shareholders in reinvestment of distributions	1,453	41,678	21,862	758,336
Shares repurchased	(78,247)	(2,447,457)	(275,252)	(9,978,958)

Net increase (decrease)	38,055	$1,079,271	(202,924)	$(7,391,714)

203

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Global Developed Equity Allocation Fund
Class III:
Shares issued to shareholders in reinvestment of distributions	171,754	$3,386,990	380,228	$9,954,295
Shares repurchased	—	—	(245,335)	(6,979,443)

Net increase (decrease)	171,754	$3,386,990	134,893	$2,974,852

Global Equity Allocation Fund
Class III:
Shares sold	427,795	$11,401,100	1,623	$50,000
Shares issued to shareholders in reinvestment of distributions	1,888,946	43,275,741	3,748,182	114,586,982
Shares repurchased	(2,346,739)	(58,863,344)	(3,319,307)	(106,672,406)

Net increase (decrease)	(29,998)	$(4,186,503)	430,498	$7,964,576

Class R6:
Shares sold	10,891	$284,516	29,814	$945,665
Shares issued to shareholders in reinvestment of distributions	9,144	209,491	17,711	541,431
Shares repurchased	(23,833)	(603,078)	(25,923)	(837,307)

Net increase (decrease)	(3,798)	$(109,071)	21,602	$649,789

Class I:
Shares sold	159,522	$4,129,004	16,756	$528,647
Shares issued to shareholders in reinvestment of distributions	8,496	194,482	6,260	191,269
Shares repurchased	(17,154)	(448,296)	(5,730)	(184,132)

Net increase (decrease)	150,864	$3,875,190	17,286	$535,784

Consolidated Implementation Fund
Core Class:
Shares sold	14,869,204	$180,393,193	17,972,770	$234,356,377
Shares issued to shareholders in reinvestment of distributions	2,354,400	27,052,053	12,158,465	150,035,453
Shares repurchased	(48,227,737)	(586,945,794)	(126,745,748)	(1,639,490,784)

Net increase (decrease)	(31,004,133)	$(379,500,548)	(96,614,513)	$(1,255,098,954)

International Developed Equity Allocation Fund
Class III:
Shares sold	752,288	$11,169,883	1,325,004	$23,754,550
Shares issued to shareholders in reinvestment of distributions	31,401	423,914	509,965	8,777,681
Shares repurchased	(841,111)	(13,600,438)	(1,049,987)	(18,578,827)

Net increase (decrease)	(57,422)	$(2,006,641)	784,982	$13,953,404

Class R6:
Shares sold	16,286	$246,694	40,654	$734,355
Shares issued to shareholders in reinvestment of distributions	1,936	26,115	31,628	544,452
Shares repurchased	(10,871)	(165,087)	(53,617)	(965,399)

Net increase (decrease)	7,351	$107,722	18,665	$313,408

204

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
International Equity Allocation Fund
Class III:
Shares sold	553,872	$15,600,000	221,915	$7,458,093
Shares issued to shareholders in reinvestment of distributions	30,275	723,573	913,296	29,091,830
Shares repurchased	(4,472,455)	(126,066,223)	(4,811,910)	(155,557,290)

Net increase (decrease)	(3,888,308)	$(109,742,650)	(3,676,699)	$(119,007,367)

Class R6:
Shares sold	257,010	$7,218,312	168,085	$5,589,401
Shares issued to shareholders in reinvestment of distributions	24,637	588,823	481,805	15,335,754
Shares repurchased	(56,843)	(1,485,106)	(556,099)	(18,171,988)

Net increase (decrease)	224,804	$6,322,029	93,791	$2,753,167

Consolidated SGM Major Markets Fund
Class III:
Shares sold	182,703	$5,141,487	665,260	$20,088,895
Shares issued to shareholders in reinvestment of distributions	1,090	28,664	1,205	35,766
Shares repurchased	(480,959)	(13,470,694)	(486,422)	(14,257,990)

Net increase (decrease)	(297,166)	$(8,300,543)	180,043	$5,866,671

Class VI:
Shares sold	—	$—	1,958,773	$61,237,349
Shares issued to shareholders in reinvestment of distributions	439,733	11,551,798	723,031	21,457,199
Shares repurchased	(787,069)	(21,481,049)	(5,419,611)	(160,325,548)

Net increase (decrease)	(347,336)	$(9,929,251)	(2,737,807)	$(77,631,000)

Class I:
Shares sold	70,784	$2,020,027	884,435	$26,693,141
Shares issued to shareholders in reinvestment of distributions	39,555	1,038,725	40,852	1,208,514
Shares repurchased	(381,876)	(10,344,124)	(647,184)	(18,902,142)

Net increase (decrease)	(271,537)	$(7,285,372)	278,103	$8,999,513

Strategic Opportunities Allocation Fund
Class III:
Shares sold	680,124	$11,498,068	407,969	$8,475,000
Shares issued to shareholders in reinvestment of distributions	358,784	5,399,693	2,573,255	51,157,762
Shares repurchased	(2,049,855)	(33,933,159)	(16,664,409)	(361,479,168)

Net increase (decrease)	(1,010,947)	$(17,035,398)	(13,683,185)	$(301,846,406)

205

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$9,811,873	$—	$2,085,000	$104,779		$—	$(313,594)	$(1,406,172)	$6,007,107

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$115,273,843	$43,375,197	$—	$3,775,197		$—	$—	$(16,753,546)	$141,895,494
GMO High Yield Fund, Class VI	—	144,265,956	2,480,000	—		265,956	(6,759)	(1,438,252)	140,340,945
GMO Implementation Fund	4,681,432,538	207,415,450	586,945,794	27,052,053		—	(16,882,219)	(255,962,471)	4,029,057,504
GMO Opportunistic Income Fund, Class VI	183,719,672	34,664,014	27,408,277	1,415,480		2,748,534	(1,580,275)	(5,553,654)	183,841,480
GMO SGM Major Markets Fund, Class VI	141,735,622	7,765,972	9,562,913	2,067,940		5,698,032	(1,117,023)	(12,491,650)	126,330,008

Totals	$5,122,161,675	$437,486,589	$626,396,984	$34,310,670		$8,712,522	$(19,586,276)	$(292,199,573)	$4,621,465,431

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class VI	$48,097,631	$10,383,089	$—	$1,383,089		$—	$—	$(6,495,583)	$51,985,137
GMO High Yield Fund, Class VI	—	72,633,902	11,000,000	—		133,902	190,437	(654,746)	61,169,593
GMO Emerging Markets Fund, Class VI	34,016,640	—	30,376,059	—		—	(8,199,771)	4,559,190	—
GMO Resources Fund	—	60,151,011	—	415,301		1,495,710	—	(3,908,177)	56,242,834
GMO U.S. Treasury Fund	10,090,292	82,125,600	80,661,584	—	**	—	(91,021)	26,600	11,489,887
GMO Opportunistic Income Fund, Class VI	91,945,071	1,998,978	20,500,000	679,516		1,319,462	(198,526)	(3,214,398)	70,031,125
GMO SGM Major Markets Fund, Class VI	60,781,806	3,564,675	11,000,000	949,209		2,615,466	(1,550,115)	(4,574,467)	47,221,899

Totals	$244,931,440	$230,857,255	$153,537,643	$3,427,115		$5,564,540	$(9,848,996)	$(14,261,581)	$298,140,475

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$130,004,197	$908,341	$72,481,972	$—		$558,341	$(7,604,951)	$5,419,482	$56,245,097
GMO Asset Allocation Bond Fund, Class VI	37,983,141	1,187,844	14,425,650	157,843		—	(324,121)	(2,812,273)	21,608,941
GMO Emerging Country Debt Fund, Class VI	18,116,964	344,686	3,600,000	344,687		—	(849,108)	(1,057,069)	12,955,473
GMO Emerging Markets ex-China Fund, Class VI	27,671,845	3,695,234	7,616,422	46,772		90,494	(1,137,355)	(3,789,574)	18,823,728
GMO Emerging Markets Fund, Class VI	68,376,141	8,116,059	18,370,470	794,735		—	(2,599,770)	(10,002,190)	45,519,770
GMO High Yield Fund, Class VI	—	8,515,699	981,784	—		15,699	5,188	(75,888)	7,463,215

206

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO International Equity Fund, Class IV	$107,093,353	$484,675	$34,209,900	$244,637	$—	$(744,150)	$(10,809,154)	$61,814,824
GMO-Usonian Japan Value Creation Fund, Class VI	24,981,389	871,680	7,297,124	67,282	804,397	(794,075)	(3,209,272)	14,552,598
GMO Multi-Sector Fixed Income Fund, Class IV	56,164,303	14,685,000	23,111,576	—	—	(3,656,465)	(636,400)	43,444,862
GMO Opportunistic Income Fund, Class VI	19,591,715	758,742	8,733,183	87,955	170,787	(382,552)	(138,445)	11,096,277
GMO Quality Cyclicals Fund, Class VI	20,219,676	423,310	7,144,178	166,014	257,296	1,474,898	(3,878,175)	11,095,531
GMO Quality Fund, Class VI	12,268,439	246,128	4,218,561	16,593	229,536	860,670	(1,879,461)	7,277,215
GMO U.S. Equity Fund, Class VI	61,434,084	2,377,710	22,658,629	104,128	2,173,583	(1,439,476)	(2,984,688)	36,729,001
GMO U.S. Small Cap Value Fund, Class VI	39,124,376	1,945,077	14,436,859	59,490	1,885,586	(822,578)	(3,850,503)	21,959,513
GMO U.S. Treasury Fund	1,879	2,800,299	2,801,900	299	—	(211)	7	74

Totals	$623,031,502	$47,360,484	$242,088,208	$2,090,435	$6,185,719	$(18,014,056)	$(39,703,603)	$370,586,119

Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,198,953	$1,136,369	$—	$12,393	$23,977	$—	$(1,189,352)	$5,145,970
GMO Emerging Markets Fund, Class VI	2,322,106	32,145	—	32,145	—	—	(478,475)	1,875,776
GMO International Equity Fund, Class IV	35,410,730	113,666	—	113,666	—	—	(5,320,454)	30,203,942
GMO-Usonian Japan Value Creation Fund, Class VI	3,551,214	157,562	—	12,161	145,400	—	(699,072)	3,009,704
GMO Quality Cyclicals Fund, Class VI	4,855,891	129,578	500,000	50,818	78,760	97,909	(869,763)	3,713,615
GMO Quality Fund, Class VI	10,955,561	302,313	—	20,381	281,932	—	(1,272,011)	9,985,863
GMO U.S. Equity Fund, Class VI	15,406,078	792,638	36,000	36,236	756,402	(9,047)	(1,754,640)	14,399,029
GMO U.S. Small Cap Value Fund, Class VI	9,077,255	584,561	600,000	17,879	566,682	(20,207)	(1,398,492)	7,643,117

Totals	$86,777,788	$3,248,832	$1,136,000	$295,679	$1,853,153	$68,655	$(12,982,259)	$75,977,016

Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$109,848,838	$24,016,678	$2,500,000	$256,127	$495,551	$(1,242,515)	$(23,766,820)	$106,356,181
GMO Emerging Markets Fund, Class VI	234,294,075	38,200,512	14,015,000	3,550,512	—	(4,552,033)	(46,742,420)	207,185,134
GMO International Equity Fund, Class IV	558,402,561	1,633,617	45,695,000	1,633,617	—	(8,737,842)	(71,509,735)	434,093,601
GMO-Usonian Japan Value Creation Fund, Class VI	64,071,354	3,331,192	506,524	220,847	2,640,345	(132,746)	(12,519,355)	54,243,921
GMO Quality Cyclicals Fund, Class VI	88,997,330	2,318,041	11,000,000	909,089	1,408,952	2,154,001	(16,036,157)	66,433,215
GMO Quality Fund, Class VI	217,951,740	6,125,638	9,465,317	389,031	5,381,607	686,624	(25,629,804)	189,668,881
GMO U.S. Equity Fund, Class VI	142,993,024	6,783,356	10,837,384	310,107	6,473,249	(1,956,141)	(13,919,763)	123,063,092

207

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund (continued)
GMO U.S. Small Cap Value Fund, Class VI	$163,718,031	$11,293,278	$11,245,000	$323,693		$10,259,584	$(475,065)	$(25,178,269)	$138,112,975

Totals	$1,580,276,953	$93,702,312	$105,264,225	$7,593,023		$26,659,288	$(14,255,717)	$(235,302,323)	$1,319,157,000

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$12,509,088	$183,716,813	$175,662,853	$—	**	$—	$(104,536)	$(15,337)	$20,443,175

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$16,722,440	$3,048,550	$107,500	$38,407		$74,309	$(52,351)	$(3,651,811)	$15,959,328
GMO International Equity Fund, Class IV	204,248,674	6,499,085	11,070,000	630,485		—	(18,772)	(29,147,464)	170,511,523
GMO-Usonian Japan Value Creation Fund, Class VI	9,520,380	927,373	713,000	32,903		393,375	(115,646)	(1,749,715)	7,869,392

Totals	$230,491,494	$10,475,008	$11,890,500	$701,795		$467,684	$(186,769)	$(34,548,990)	$194,340,243

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$51,415,947	$4,543,927	$7,150,000	$93,732		$181,351	$(1,978,558)	$(7,995,224)	$38,836,092
GMO Emerging Markets Fund, Class VI	195,154,856	13,917,883	29,530,000	2,417,177		—	(6,128,797)	(32,264,301)	141,149,641
GMO International Equity Fund, Class IV	404,162,685	1,189,641	79,500,000	1,039,641		—	2,808,063	(52,401,498)	276,258,891
GMO-Usonian Japan Value Creation Fund, Class VI	28,241,638	1,199,170	4,655,000	81,368		972,803	(374,878)	(4,504,931)	19,905,999

Totals	$678,975,126	$20,850,621	$120,835,000	$3,631,918		$1,154,154	$(5,674,170)	$(97,165,954)	$476,150,623

Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$8,106,380	$193,183	$—	$193,183		$—	$—	$(1,038,537)	$7,261,026
GMO Emerging Markets ex-China Fund, Class VI	14,945,997	1,091,032	—	31,018		60,014	—	(3,156,776)	12,880,253
GMO Emerging Markets Fund, Class VI	30,720,697	2,456,093	1,600,000	456,093		—	(373,085)	(6,177,559)	25,026,146
GMO International Equity Fund, Class IV	31,835,141	96,977	3,065,000	96,977		—	148,851	(4,674,371)	24,341,598
GMO Multi-Sector Fixed Income Fund, Class IV	6,442,772	7,650,000	2,420,000	—		—	(278,876)	(387,691)	11,006,205
GMO Quality Fund, Class VI	12,951,749	335,656	2,055,000	22,628		313,028	254,709	(1,684,455)	9,802,659
GMO U.S. Equity Fund, Class VI	19,532,079	920,605	3,380,000	42,087		878,518	144,898	(2,233,263)	14,984,319
GMO U.S. Small Cap Value Fund, Class VI	16,286,703	1,047,062	2,280,000	32,025		1,015,037	(265,158)	(2,247,785)	12,540,822

208

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2022 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund (continued)
GMO U.S. Treasury Fund	$4,509,502	$30,382	$—	$30,362	$—	$—	$(18,023)	$4,521,861

Totals	$145,331,020	$13,820,990	$14,800,000	$904,373	$2,266,597	$(368,661)	$(21,618,460)	$122,364,889

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through August 31, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $85,283 and $174,899 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

209

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2022 (Unaudited)

GMO Alternative Allocation Fund

Approval of renewal of management agreement for GMO Alternative Allocation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

210

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing and supplemental support fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

211

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

212

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their

213

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

214

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

215

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

216

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees considered the fact that the Fund does not pay GMO any fees.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

217

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on GMO’s fee schedule for its separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other account, as well as

218

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other account. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under

219

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO SGM Major Markets Fund

Approval of renewal of management agreement for GMO SGM Major Markets Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

220

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses, including changes GMO was considering proposing.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

221

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 2, 2022, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2022 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2022, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 2, 2022 meeting of the Trustees. Prior to and at the June 2 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information, changes to that methodology compared to the preceding year, and the effect that those changes had had on various measures of profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

222

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2022 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

223

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2022 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

• Monitoring of factors material to liquidity risk for each Fund;

• Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

• Oversight of third parties providing services in support of the Program;

• Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

• A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;

• Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 20, 2022 addressing the Program’s operation, adequacy and effectiveness.

224

GMO Trust Funds

Fund Expenses

August 31, 2022 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2022.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2022 through August 31, 2022.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
Alternative Allocation Fund
Class VI	$1,000.00	$985.60	$7.51	$1,000.00	$1,017.64	$7.63	1.50%
Class R6	$1,000.00	$986.20	$8.16	$1,000.00	$1,016.99	$8.29	1.63%
Class I	$1,000.00	$984.40	$8.90	$1,000.00	$1,016.23	$9.05	1.78%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$942.90	$5.78	$1,000.00	$1,019.26	$6.01	1.18%
Class IV	$1,000.00	$943.30	$5.53	$1,000.00	$1,019.51	$5.75	1.13%
Class MF	$1,000.00	$943.30	$5.53	$1,000.00	$1,019.51	$5.75	1.13%
Class R6	$1,000.00	$942.80	$5.78	$1,000.00	$1,019.26	$6.01	1.18%
Class I	$1,000.00	$942.40	$6.27	$1,000.00	$1,018.75	$6.51	1.28%
Benchmark-Free Fund
Class III	$1,000.00	$934.20	$2.68	$1,000.00	$1,022.43	$2.80	0.55%
Global Asset Allocation Fund
Class III	$1,000.00	$899.20	$3.26	$1,000.00	$1,021.78	$3.47	0.68%
Class R6	$1,000.00	$899.40	$3.26	$1,000.00	$1,021.78	$3.47	0.68%
Class I	$1,000.00	$898.50	$3.73	$1,000.00	$1,021.27	$3.97	0.78%
Global Developed Equity Allocation Fund
Class III	$1,000.00	$875.90	$2.41	$1,000.00	$1,022.64	$2.60	0.51%
Global Equity Allocation Fund
Class III	$1,000.00	$863.70	$2.58	$1,000.00	$1,022.43	$2.80	0.55%
Class R6	$1,000.00	$863.80	$2.58	$1,000.00	$1,022.43	$2.80	0.55%
Class I	$1,000.00	$863.50	$3.05	$1,000.00	$1,021.93	$3.31	0.65%

225

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2022 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
Implementation Fund
Core Class	$1,000.00	$945.00	$2.11	$1,000.00	$1,023.04	$2.19	0.43%
International Developed Equity Allocation Fund
Class III	$1,000.00	$849.10	$2.80	$1,000.00	$1,022.18	$3.06	0.60%
Class R6	$1,000.00	$849.10	$2.80	$1,000.00	$1,022.18	$3.06	0.60%
International Equity Allocation Fund
Class III	$1,000.00	$836.30	$3.10	$1,000.00	$1,021.83	$3.41	0.67%
Class R6	$1,000.00	$836.20	$3.10	$1,000.00	$1,021.83	$3.41	0.67%
SGM Major Markets Fund
Class III	$1,000.00	$957.00	$4.98	$1,000.00	$1,020.11	$5.14	1.01%
Class VI	$1,000.00	$957.60	$4.49	$1,000.00	$1,020.62	$4.63	0.91%
Class I	$1,000.00	$956.80	$5.47	$1,000.00	$1,019.61	$5.65	1.11%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$898.70	$3.40	$1,000.00	$1,021.63	$3.62	0.71%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2022, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

226

SR-083122-AA

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Chief Executive Officer

Date: November 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Principal Executive Officer

Date: November 2, 2022

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: November 2, 2022